UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619

Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2024—October 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Total International Bond Index Fund Investor Shares - VTIBX

Total International Bond Index Fund ETF Shares - BNDX

Total International Bond Index Fund Admiral™ Shares - VTABX

Total International Bond Index Fund Institutional Shares - VTIFX

Total International Bond II Index Fund Investor Shares - VTIIX

Total International Bond II Index Fund Institutional Shares - VTILX

Vanguard Total International Bond Index Fund

Investor Shares (VTIBX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$13	0.13%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  With the exception of Japan, fixed income performance was positive across the largest markets. Notable contributors in the index included Italy, Australia, the United States, Canada, Spain, and the United Kingdom.

  Performance was also strong across the index’s sectors and credit-quality ratings. The strongest contributors included corporates issued by financial institutions and utility companies and the lowest-rated investment-grade bonds. Among maturities, shorter- and intermediate-term issues performed better than longer-dated bonds.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	Investor Shares	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	Bloomberg Global Aggregate Index ex USD
2015	$10,000	$10,000	$10,000
2016	$10,151	$10,158	$9,892
2016	$10,315	$10,330	$10,872
2016	$10,677	$10,696	$11,109
2016	$10,538	$10,570	$10,647
2017	$10,357	$10,395	$10,176
2017	$10,509	$10,558	$10,383
2017	$10,536	$10,588	$10,884
2017	$10,660	$10,721	$10,781
2018	$10,647	$10,717	$11,374
2018	$10,782	$10,854	$11,180
2018	$10,830	$10,911	$10,855
2018	$10,839	$10,925	$10,556
2019	$11,130	$11,221	$11,004
2019	$11,363	$11,458	$10,899
2019	$11,843	$11,948	$11,260
2019	$11,965	$12,075	$11,384
2020	$12,112	$12,227	$11,438
2020	$12,077	$12,205	$11,273
2020	$12,274	$12,416	$11,929
2020	$12,334	$12,483	$11,949
2021	$12,359	$12,506	$12,371
2021	$12,097	$12,258	$12,029
2021	$12,335	$12,497	$12,127
2021	$12,091	$12,248	$11,711
2022	$11,961	$12,132	$11,391
2022	$11,235	$11,393	$10,159
2022	$11,296	$11,442	$9,889
2022	$10,620	$10,769	$8,831
2023	$10,827	$10,970	$9,775
2023	$10,960	$11,119	$9,763
2023	$10,955	$11,125	$9,646
2023	$10,782	$10,972	$9,060
2024	$11,443	$11,629	$9,758
2024	$11,339	$11,535	$9,415
2024	$11,676	$11,861	$9,760
2024	$11,815	$12,008	$9,844
2025	$11,924	$12,150	$9,621
2025	$12,083	$12,293	$10,308
2025	$12,122	$12,348	$10,257
2025	$12,324	$12,546	$10,358

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	4.30%	-0.02%	2.11%
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	4.48%	0.10%	2.29%
Bloomberg Global Aggregate Index ex USD	5.22%	-2.82%	0.35%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$112,663
Number of Portfolio Holdings	7,352
Portfolio Turnover Rate	23%
Total Investment Advisory Fees (in thousands)	$9,684

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	0.0%
Asia	19.1%
Europe	63.2%
North America	10.6%
Oceania	4.0%
South America	0.4%
Other Assets and Liabilities—Net	2.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR1231

Vanguard Total International Bond Index Fund

ETF Shares (BNDX) Nasdaq

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  With the exception of Japan, fixed income performance was positive across the largest markets. Notable contributors in the index included Italy, Australia, the United States, Canada, Spain, and the United Kingdom.

  Performance was also strong across the index’s sectors and credit-quality ratings. The strongest contributors included corporates issued by financial institutions and utility companies and the lowest-rated investment-grade bonds. Among maturities, shorter- and intermediate-term issues performed better than longer-dated bonds.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	ETF Shares Net Asset Value	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	Bloomberg Global Aggregate Index ex USD
2015	$10,000	$10,000	$10,000
2016	$10,153	$10,158	$9,892
2016	$10,321	$10,330	$10,872
2016	$10,679	$10,696	$11,109
2016	$10,546	$10,570	$10,647
2017	$10,365	$10,395	$10,176
2017	$10,518	$10,558	$10,383
2017	$10,541	$10,588	$10,884
2017	$10,667	$10,721	$10,781
2018	$10,662	$10,717	$11,374
2018	$10,791	$10,854	$11,180
2018	$10,842	$10,911	$10,855
2018	$10,853	$10,925	$10,556
2019	$11,149	$11,221	$11,004
2019	$11,378	$11,458	$10,899
2019	$11,861	$11,948	$11,260
2019	$11,982	$12,075	$11,384
2020	$12,132	$12,227	$11,438
2020	$12,098	$12,205	$11,273
2020	$12,306	$12,416	$11,929
2020	$12,365	$12,483	$11,949
2021	$12,386	$12,506	$12,371
2021	$12,130	$12,258	$12,029
2021	$12,372	$12,497	$12,127
2021	$12,128	$12,248	$11,711
2022	$12,004	$12,132	$11,391
2022	$11,269	$11,393	$10,159
2022	$11,334	$11,442	$9,889
2022	$10,653	$10,769	$8,831
2023	$10,865	$10,970	$9,775
2023	$11,003	$11,119	$9,763
2023	$11,001	$11,125	$9,646
2023	$10,831	$10,972	$9,060
2024	$11,490	$11,629	$9,758
2024	$11,393	$11,535	$9,415
2024	$11,732	$11,861	$9,760
2024	$11,871	$12,008	$9,844
2025	$11,988	$12,150	$9,621
2025	$12,144	$12,293	$10,308
2025	$12,190	$12,348	$10,257
2025	$12,392	$12,546	$10,358

Average Annual Total Returns

	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	4.39%	0.04%	2.17%
ETF Shares Market Price	4.50%	0.05%	2.15%
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	4.48%	0.10%	2.29%
Bloomberg Global Aggregate Index ex USD	5.22%	-2.82%	0.35%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$112,663
Number of Portfolio Holdings	7,352
Portfolio Turnover Rate	23%
Total Investment Advisory Fees (in thousands)	$9,684

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	0.0%
Asia	19.1%
Europe	63.2%
North America	10.6%
Oceania	4.0%
South America	0.4%
Other Assets and Liabilities—Net	2.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR3711

Vanguard Total International Bond Index Fund

Admiral™ Shares (VTABX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.10%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  With the exception of Japan, fixed income performance was positive across the largest markets. Notable contributors in the index included Italy, Australia, the United States, Canada, Spain, and the United Kingdom.

  Performance was also strong across the index’s sectors and credit-quality ratings. The strongest contributors included corporates issued by financial institutions and utility companies and the lowest-rated investment-grade bonds. Among maturities, shorter- and intermediate-term issues performed better than longer-dated bonds.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $10,000

	Admiral Shares	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	Bloomberg Global Aggregate Index ex USD
2015	$10,000	$10,000	$10,000
2016	$10,152	$10,158	$9,892
2016	$10,321	$10,330	$10,872
2016	$10,680	$10,696	$11,109
2016	$10,546	$10,570	$10,647
2017	$10,367	$10,395	$10,176
2017	$10,519	$10,558	$10,383
2017	$10,542	$10,588	$10,884
2017	$10,668	$10,721	$10,781
2018	$10,660	$10,717	$11,374
2018	$10,791	$10,854	$11,180
2018	$10,845	$10,911	$10,855
2018	$10,849	$10,925	$10,556
2019	$11,146	$11,221	$11,004
2019	$11,375	$11,458	$10,899
2019	$11,856	$11,948	$11,260
2019	$11,979	$12,075	$11,384
2020	$12,127	$12,227	$11,438
2020	$12,092	$12,205	$11,273
2020	$12,296	$12,416	$11,929
2020	$12,356	$12,483	$11,949
2021	$12,377	$12,506	$12,371
2021	$12,120	$12,258	$12,029
2021	$12,359	$12,497	$12,127
2021	$12,115	$12,248	$11,711
2022	$11,989	$12,132	$11,391
2022	$11,251	$11,393	$10,159
2022	$11,319	$11,442	$9,889
2022	$10,636	$10,769	$8,831
2023	$10,844	$10,970	$9,775
2023	$10,984	$11,119	$9,763
2023	$10,978	$11,125	$9,646
2023	$10,806	$10,972	$9,060
2024	$11,463	$11,629	$9,758
2024	$11,366	$11,535	$9,415
2024	$11,704	$11,861	$9,760
2024	$11,844	$12,008	$9,844
2025	$11,960	$12,150	$9,621
2025	$12,114	$12,293	$10,308
2025	$12,155	$12,348	$10,257
2025	$12,358	$12,546	$10,358

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	4.34%	0.00%	2.14%
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	4.48%	0.10%	2.29%
Bloomberg Global Aggregate Index ex USD	5.22%	-2.82%	0.35%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$112,663
Number of Portfolio Holdings	7,352
Portfolio Turnover Rate	23%
Total Investment Advisory Fees (in thousands)	$9,684

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	0.0%
Asia	19.1%
Europe	63.2%
North America	10.6%
Oceania	4.0%
South America	0.4%
Other Assets and Liabilities—Net	2.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR511

Vanguard Total International Bond Index Fund

Institutional Shares (VTIFX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Total International Bond Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  With the exception of Japan, fixed income performance was positive across the largest markets. Notable contributors in the index included Italy, Australia, the United States, Canada, Spain, and the United Kingdom.

  Performance was also strong across the index’s sectors and credit-quality ratings. The strongest contributors included corporates issued by financial institutions and utility companies and the lowest-rated investment-grade bonds. Among maturities, shorter- and intermediate-term issues performed better than longer-dated bonds.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: October 31, 2015, Through October 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	Bloomberg Global Aggregate Index ex USD
2015	$5,000,000	$5,000,000	$5,000,000
2016	$5,076,193	$5,079,029	$4,945,786
2016	$5,162,324	$5,165,189	$5,436,245
2016	$5,341,787	$5,348,014	$5,554,431
2016	$5,274,553	$5,285,090	$5,323,437
2017	$5,185,602	$5,197,273	$5,088,247
2017	$5,262,469	$5,278,771	$5,191,252
2017	$5,275,386	$5,293,771	$5,442,076
2017	$5,338,910	$5,360,444	$5,390,438
2018	$5,334,842	$5,358,575	$5,687,090
2018	$5,401,733	$5,426,883	$5,589,913
2018	$5,428,049	$5,455,510	$5,427,257
2018	$5,431,819	$5,462,587	$5,278,046
2019	$5,579,867	$5,610,646	$5,501,815
2019	$5,695,756	$5,729,108	$5,449,700
2019	$5,937,417	$5,974,180	$5,630,051
2019	$5,997,794	$6,037,703	$5,691,961
2020	$6,072,403	$6,113,686	$5,718,900
2020	$6,055,845	$6,102,374	$5,636,594
2020	$6,160,954	$6,208,214	$5,964,427
2020	$6,190,119	$6,241,617	$5,974,260
2021	$6,200,026	$6,252,904	$6,185,478
2021	$6,072,740	$6,129,192	$6,014,664
2021	$6,194,650	$6,248,479	$6,063,345
2021	$6,071,257	$6,123,998	$5,855,364
2022	$6,009,013	$6,066,217	$5,695,324
2022	$5,639,559	$5,696,337	$5,079,500
2022	$5,673,075	$5,720,963	$4,944,429
2022	$5,332,641	$5,384,409	$4,415,736
2023	$5,439,336	$5,485,012	$4,887,484
2023	$5,506,868	$5,559,318	$4,881,418
2023	$5,506,754	$5,562,501	$4,823,219
2023	$5,420,942	$5,486,137	$4,530,082
2024	$5,752,047	$5,814,315	$4,878,794
2024	$5,702,910	$5,767,505	$4,707,632
2024	$5,871,315	$5,930,305	$4,879,880
2024	$5,941,944	$6,003,967	$4,921,928
2025	$6,001,843	$6,075,147	$4,810,607
2025	$6,078,603	$6,146,472	$5,153,992
2025	$6,101,600	$6,174,052	$5,128,713
2025	$6,204,104	$6,273,083	$5,179,035

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional Shares	4.41%	0.05%	2.18%
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	4.48%	0.10%	2.29%
Bloomberg Global Aggregate Index ex USD	5.22%	-2.82%	0.35%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$112,663
Number of Portfolio Holdings	7,352
Portfolio Turnover Rate	23%
Total Investment Advisory Fees (in thousands)	$9,684

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	0.0%
Asia	19.1%
Europe	63.2%
North America	10.6%
Oceania	4.0%
South America	0.4%
Other Assets and Liabilities—Net	2.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since October 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by February 28, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR2011

Vanguard Total International Bond II Index Fund

Investor Shares (VTIIX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Total International Bond II Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$13	0.13%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  With the exception of Japan, fixed income performance was positive across the largest markets. Notable contributors in the index included Italy, Australia, the United States, Canada, Spain, and the United Kingdom.

  Performance was also strong across the index’s sectors and credit-quality ratings. The strongest contributors included corporates issued by financial institutions and utility companies and the lowest-rated investment-grade bonds. Among maturities, shorter- and intermediate-term issues performed better than longer-dated bonds.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 26, 2021, Through October 31, 2025

Initial Investment of $10,000

	Investor Shares	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	Bloomberg Global Aggregate Index ex USD
2/26/21	$10,000	$10,000	$10,000
4/30/21	$9,975	$9,988	$9,916
7/31/21	$10,183	$10,183	$9,996
10/31/21	$9,972	$9,980	$9,654
1/31/22	$9,860	$9,886	$9,390
4/30/22	$9,249	$9,283	$8,374
7/31/22	$9,307	$9,323	$8,152
10/31/22	$8,745	$8,774	$7,280
1/31/23	$8,916	$8,938	$8,058
4/30/23	$9,030	$9,060	$8,048
7/31/23	$9,028	$9,065	$7,952
10/31/23	$8,885	$8,940	$7,469
1/31/24	$9,425	$9,475	$8,043
4/30/24	$9,347	$9,399	$7,761
7/31/24	$9,615	$9,664	$8,045
10/31/24	$9,725	$9,784	$8,115
1/31/25	$9,825	$9,900	$7,931
4/30/25	$9,953	$10,016	$8,497
7/31/25	$9,982	$10,061	$8,456
10/31/25	$10,147	$10,223	$8,538

Average Annual Total Returns

	1 Year	Since Inception 2/26/21
Investor Shares	4.34%	0.31%
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	4.48%	0.47%
Bloomberg Global Aggregate Index ex USD	5.22%	-3.32%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$133,998
Number of Portfolio Holdings	7,717
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$14,333

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	0.0%
Asia	19.2%
Europe	63.0%
North America	10.8%
Oceania	3.9%
South America	0.4%
Other Assets and Liabilities—Net	2.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR4438

Vanguard Total International Bond II Index Fund

Institutional Shares (VTILX)

Annual Shareholder Report | October 31, 2025

This annual shareholder report contains important information about Vanguard Total International Bond II Index Fund (the "Fund") for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.07%

How did the Fund perform during the reporting period?

  For the 12 months ended October 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about the prospect of tax cuts, robust corporate earnings, and artificial intelligence was occasionally tempered by market concerns about interest rates, stretched equity valuations, and evolving trade policies. The Federal Reserve resumed cutting short-term interest rates in September 2025 in response to an uncertain economic outlook and slowing job gains. The Fed had paused on lowering rates in December 2024 amid mixed market signals.

  With the exception of Japan, fixed income performance was positive across the largest markets. Notable contributors in the index included Italy, Australia, the United States, Canada, Spain, and the United Kingdom.

  Performance was also strong across the index’s sectors and credit-quality ratings. The strongest contributors included corporates issued by financial institutions and utility companies and the lowest-rated investment-grade bonds. Among maturities, shorter- and intermediate-term issues performed better than longer-dated bonds.

How did the Fund perform since inception?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: February 17, 2021, Through October 31, 2025

Initial Investment of $5,000,000

	Institutional Shares	Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	Bloomberg Global Aggregate Index ex USD
2/17/21	$5,000,000	$5,000,000	$5,000,000
4/30/21	$4,936,530	$4,946,745	$4,927,285
7/31/21	$5,036,192	$5,043,019	$4,967,165
10/31/21	$4,934,516	$4,942,553	$4,796,784
1/31/22	$4,878,782	$4,895,919	$4,665,678
4/30/22	$4,580,190	$4,597,397	$4,161,187
7/31/22	$4,608,167	$4,617,272	$4,050,536
10/31/22	$4,330,776	$4,345,646	$3,617,424
1/31/23	$4,415,235	$4,426,841	$4,003,886
4/30/23	$4,471,143	$4,486,812	$3,998,916
7/31/23	$4,470,748	$4,489,380	$3,951,239
10/31/23	$4,401,420	$4,427,748	$3,711,098
1/31/24	$4,669,348	$4,692,614	$3,996,767
4/30/24	$4,628,696	$4,654,835	$3,856,549
7/31/24	$4,765,423	$4,786,228	$3,997,657
10/31/24	$4,822,551	$4,845,679	$4,032,102
1/31/25	$4,870,374	$4,903,127	$3,940,907
4/30/25	$4,934,476	$4,960,691	$4,222,212
7/31/25	$4,953,337	$4,982,951	$4,201,503
10/31/25	$5,034,510	$5,062,877	$4,242,728

Average Annual Total Returns

	1 Year	Since Inception 2/17/21
Institutional Shares	4.40%	0.15%
Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index Hedged	4.48%	0.27%
Bloomberg Global Aggregate Index ex USD	5.22%	-3.43%

Fund Statistics (as of October 31, 2025)

Fund Net Assets (in millions)	$133,998
Number of Portfolio Holdings	7,717
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$14,333

Portfolio Composition % of Net Assets  (as of October 31, 2025)

Africa	0.0%
Asia	19.2%
Europe	63.0%
North America	10.8%
Oceania	3.9%
South America	0.4%
Other Assets and Liabilities—Net	2.7%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR2595

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
(a) Audit Fees.	$231,000	$235,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$231,000	$235,000

(e)       (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended October 31, 2025	Fiscal Year Ended October 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,793,970	$1,517,669
Tax Fees.	$1,617,438	$1,916,879
All Other Fees.	$25,000	$268,000
Total.	$5,436,408	$3,702,548

(h)       For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended October 31, 2025
Vanguard Total International Bond Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	120
Tax information	121

Total International Bond Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
Tennessee Valley Authority (Cost $1,233)	5.625%	6/7/2032	GBP	716	983
Corporate Bonds (20.7%)
Australia (0.7%)
AGI Finance Pty Ltd.	2.119%	6/24/2027	AUD	5,000	3,166
AGI Finance Pty Ltd.	6.109%	6/28/2030	AUD	800	550
Amcor UK Finance plc	1.125%	6/23/2027	EUR	2,543	2,863
APA Infrastructure Ltd.	2.000%	3/22/2027	EUR	4,309	4,932
APA Infrastructure Ltd.	0.750%	3/15/2029	EUR	1,000	1,076
APA Infrastructure Ltd.	3.500%	3/22/2030	GBP	3,000	3,746
APA Infrastructure Ltd.	2.000%	7/15/2030	EUR	9,000	9,920
APA Infrastructure Ltd.	3.125%	7/18/2031	GBP	1,000	1,199
APA Infrastructure Ltd.	1.250%	3/15/2033	EUR	4,608	4,529
APA Infrastructure Ltd.	2.500%	3/15/2036	GBP	5,176	5,186
Aurizon Network Pty Ltd.	6.100%	9/12/2031	AUD	4,700	3,190
Ausgrid Finance Pty Ltd.	1.814%	2/5/2027	AUD	1,010	642
Ausgrid Finance Pty Ltd.	5.408%	3/28/2031	AUD	10,000	6,672
AusNet Services Holdings Pty Ltd.	1.500%	2/26/2027	EUR	2,269	2,581
AusNet Services Holdings Pty Ltd.	4.400%	8/16/2027	AUD	650	426
AusNet Services Holdings Pty Ltd.	4.200%	8/21/2028	AUD	1,410	916
AusNet Services Holdings Pty Ltd.	2.600%	7/31/2029	AUD	3,160	1,923
AusNet Services Holdings Pty Ltd.	0.625%	8/25/2030	EUR	4,500	4,621
AusNet Services Holdings Pty Ltd.	6.134%	5/31/2033	AUD	2,630	1,828
Australia & New Zealand Banking Group Ltd.	5.350%	11/4/2027	AUD	3,500	2,347
Australia & New Zealand Banking Group Ltd.	4.950%	9/11/2028	AUD	6,030	4,025
Australia & New Zealand Banking Group Ltd.	4.950%	2/5/2029	AUD	20,630	13,785
Australia & New Zealand Banking Group Ltd.	2.478%	6/4/2029	EUR	7,000	8,064
Australia & New Zealand Banking Group Ltd.	5.000%	6/18/2029	AUD	5,000	3,349
Australia & New Zealand Banking Group Ltd.	5.906%	8/12/2032	AUD	9,135	6,120
Australia & New Zealand Banking Group Ltd.	1.500%	9/1/2032	JPY	200,000	1,291
Australia & New Zealand Banking Group Ltd.	6.405%	9/20/2034	AUD	7,532	5,189
Australia & New Zealand Banking Group Ltd.	3.706%	7/31/2035	EUR	15,000	17,510
Australia & New Zealand Banking Group Ltd.	6.124%	7/25/2039	AUD	9,678	6,578
Australia & New Zealand Banking Group Ltd.	6.171%	8/14/2045	AUD	17,500	11,733
Australia Pacific Airports Melbourne Pty Ltd.	4.375%	5/24/2033	EUR	8,000	9,815
Bank of Queensland Ltd.	2.732%	6/18/2030	EUR	7,925	9,126
BHP Billiton Finance Ltd.	3.250%	9/24/2027	EUR	4,653	5,449
BHP Billiton Finance Ltd.	1.500%	4/29/2030	EUR	7,299	7,917
BHP Billiton Finance Ltd.	3.125%	4/29/2033	EUR	1,545	1,762
BHP Billiton Finance Ltd.	4.300%	9/25/2042	GBP	2,859	3,161
Brisbane Airport Corp. Pty Ltd.	5.900%	3/8/2034	AUD	10,000	6,798
CIMIC Finance Ltd.	1.500%	5/28/2029	EUR	2,800	3,015
Coles Group Treasury Pty Ltd.	2.650%	11/6/2029	AUD	2,610	1,586
Coles Group Treasury Pty Ltd.	2.100%	8/27/2030	AUD	1,860	1,078
Commonwealth Bank of Australia	4.400%	8/18/2027	AUD	10,000	6,584
Commonwealth Bank of Australia	3.768%	8/31/2027	EUR	3,500	4,147
Commonwealth Bank of Australia	5.000%	1/13/2028	AUD	15,000	9,998
Commonwealth Bank of Australia	4.900%	8/17/2028	AUD	9,250	6,169
Commonwealth Bank of Australia	0.875%	2/19/2029	EUR	5,087	5,575
Commonwealth Bank of Australia	0.125%	10/15/2029	EUR	20,000	21,012
Commonwealth Bank of Australia	2.855%	2/26/2032	EUR	5,000	5,779
Commonwealth Bank of Australia	4.946%	4/14/2032	AUD	1,310	863
Commonwealth Bank of Australia	6.860%	11/9/2032	AUD	20,000	13,662
Commonwealth Bank of Australia	4.266%	6/4/2034	EUR	10,000	11,965
Commonwealth Bank of Australia	5.252%	9/12/2035	AUD	800	528
Commonwealth Bank of Australia	6.152%	11/27/2039	AUD	970	661
Computershare US Inc.	3.147%	11/30/2027	AUD	3,000	1,899
CPIF Finance Pty Ltd.	2.485%	10/28/2030	AUD	2,700	1,567
DEXUS Finance Pty Ltd.	3.000%	2/3/2032	AUD	3,720	2,156
ElectraNet Pty Ltd.	2.474%	12/15/2028	AUD	1,800	1,107
GAIF Bond Issuer Pty Ltd.	2.584%	11/18/2027	AUD	1,800	1,141
1

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
GAIF Bond Issuer Pty Ltd.	1.900%	12/14/2028	AUD	2,490	1,509
Glencore Capital Finance DAC	1.125%	3/10/2028	EUR	6,070	6,795
Glencore Capital Finance DAC	4.154%	4/29/2031	EUR	3,000	3,601
Glencore Capital Finance DAC	3.750%	2/4/2032	EUR	8,000	9,407
Glencore Capital Finance DAC	1.250%	3/1/2033	EUR	4,429	4,375
GTA Finance Co. Pty Ltd.	2.200%	8/26/2027	AUD	2,810	1,758
ING Bank Australia Ltd.	4.500%	5/26/2029	AUD	3,000	1,975
Lendlease Finance Ltd.	3.400%	10/27/2027	AUD	930	588
Lendlease Finance Ltd.	3.700%	3/31/2031	AUD	2,980	1,720
Lonsdale Finance Pty Ltd.	2.100%	10/15/2027	AUD	1,490	934
Macquarie Bank Ltd.	2.778%	2/25/2030	EUR	3,465	4,015
Macquarie Bank Ltd.	6.146%	5/29/2040	AUD	12,000	8,088
Macquarie Group Ltd.	0.350%	3/3/2028	EUR	11,316	12,419
Macquarie Group Ltd.	0.943%	1/19/2029	EUR	5,000	5,447
Macquarie Group Ltd.	4.080%	5/31/2029	GBP	3,700	4,819
Macquarie Group Ltd.	2.723%	8/21/2029	CAD	1,495	1,047
Macquarie Group Ltd.	0.950%	5/21/2031	EUR	2,214	2,285
National Australia Bank Ltd.	0.875%	2/19/2027	EUR	6,087	6,898
National Australia Bank Ltd.	2.900%	2/25/2027	AUD	9,086	5,862
National Australia Bank Ltd.	4.400%	5/12/2028	AUD	16,716	11,001
National Australia Bank Ltd.	2.125%	5/24/2028	EUR	10,000	11,439
National Australia Bank Ltd.	1.375%	8/30/2028	EUR	2,500	2,799
National Australia Bank Ltd.	5.400%	11/16/2028	AUD	10,000	6,765
National Australia Bank Ltd.	0.010%	1/6/2029	EUR	28,000	29,882
National Australia Bank Ltd.	4.850%	3/22/2029	AUD	9,839	6,557
National Australia Bank Ltd.	3.125%	2/28/2030	EUR	10,000	11,716
National Australia Bank Ltd.	2.723%	8/27/2030	EUR	5,400	6,250
National Australia Bank Ltd.	1.125%	5/20/2031	EUR	2,500	2,653
National Australia Bank Ltd.	6.322%	8/3/2032	AUD	5,000	3,372
National Australia Bank Ltd.	6.163%	3/9/2033	AUD	5,640	3,816
NBN Co. Ltd.	2.150%	6/2/2028	AUD	4,650	2,892
NBN Co. Ltd.	4.125%	3/15/2029	EUR	8,500	10,240
NBN Co. Ltd.	2.200%	12/16/2030	AUD	3,730	2,183
NBN Co. Ltd.	4.375%	3/15/2033	EUR	4,185	5,196
NBN Co. Ltd.	5.350%	3/6/2035	AUD	4,270	2,858
Network Finance Co. Pty Ltd.	2.579%	10/3/2028	AUD	1,160	720
Network Finance Co. Pty Ltd.	6.061%	6/19/2030	AUD	1,370	942
Norfina Ltd.	4.600%	5/21/2030	AUD	7,500	4,937
NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/2029	AUD	2,240	1,374
NSW Electricity Networks Finance Pty Ltd.	2.543%	9/23/2030	AUD	1,250	731
Optus Finance Pty Ltd.	1.000%	6/20/2029	EUR	5,000	5,377
Origin Energy Finance Ltd.	1.000%	9/17/2029	EUR	2,599	2,770
Pacific National Finance Pty Ltd.	3.800%	9/8/2031	AUD	5,000	2,912
Qantas Airways Ltd.	3.150%	9/27/2028	AUD	12,280	7,731
Qantas Airways Ltd.	2.950%	11/27/2029	AUD	740	451
Qantas Airways Ltd.	5.250%	9/9/2030	AUD	2,530	1,682
QIC Finance Town Centre Fund Pty Ltd.	5.800%	5/21/2031	AUD	5,400	3,661
Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/2028	EUR	2,539	2,882
Scentre Group Trust 1 / Scentre Group Trust 2	1.450%	3/28/2029	EUR	1,958	2,159
Stockland Trust	5.420%	3/25/2032	AUD	15,420	10,318
Sydney Airport Finance Co. Pty Ltd.	4.375%	5/3/2033	EUR	9,000	11,006
Sydney Airport Finance Co. Pty Ltd.	5.900%	4/19/2034	AUD	5,000	3,398
Telstra Group Ltd.	4.000%	4/19/2027	AUD	890	582
Telstra Group Ltd.	1.375%	3/26/2029	EUR	1,263	1,402
Telstra Group Ltd.	1.000%	4/23/2030	EUR	2,543	2,723
Telstra Group Ltd.	5.650%	3/6/2034	AUD	8,000	5,488
Telstra Group Ltd.	3.375%	3/2/2035	EUR	4,000	4,630
Telstra Group Ltd.	3.500%	9/3/2036	EUR	6,000	6,980
Toyota Finance Australia Ltd.	2.280%	10/21/2027	EUR	7,631	8,768
Toyota Finance Australia Ltd.	3.386%	3/18/2030	EUR	7,800	9,191
Transurban Finance Co. Pty Ltd.	4.555%	11/14/2028	CAD	1,213	889
Transurban Finance Co. Pty Ltd.	3.000%	4/8/2030	EUR	9,539	11,051
Transurban Finance Co. Pty Ltd.	3.713%	3/12/2032	EUR	5,000	5,934
Transurban Finance Co. Pty Ltd.	4.225%	4/26/2033	EUR	8,500	10,338
Transurban Queensland Finance Pty Ltd.	3.250%	8/5/2031	AUD	2,160	1,278
University of Technology Sydney	3.750%	7/20/2027	AUD	220	143
Vicinity Centres Trust	1.125%	11/7/2029	EUR	1,512	1,624
Wesfarmers Ltd.	1.941%	6/23/2028	AUD	500	308
Wesfarmers Ltd.	0.954%	10/21/2033	EUR	8,836	8,525
WestConnex Finance Co. Pty Ltd.	3.150%	3/31/2031	AUD	3,360	1,994
2

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Westpac Banking Corp.	1.079%	4/5/2027	EUR	8,921	10,119
	Westpac Banking Corp.	0.875%	4/17/2027	EUR	100	113
	Westpac Banking Corp.	1.125%	9/5/2027	EUR	5,690	6,422
	Westpac Banking Corp.	5.300%	11/11/2027	AUD	15,000	10,048
	Westpac Banking Corp.	4.800%	2/16/2028	AUD	5,000	3,319
	Westpac Banking Corp.	1.450%	7/17/2028	EUR	418	470
	Westpac Banking Corp.	5.000%	9/19/2028	AUD	7,900	5,280
	Westpac Banking Corp.	0.010%	9/22/2028	EUR	19,280	20,767
	Westpac Banking Corp.	5.000%	1/15/2029	AUD	10,000	6,689
	Westpac Banking Corp.	5.100%	5/14/2029	AUD	68,000	45,702
	Westpac Banking Corp.	3.799%	1/17/2030	EUR	10,000	12,050
	Westpac Banking Corp.	1.375%	5/17/2032	EUR	5,087	5,330
	Westpac Banking Corp.	6.491%	6/23/2033	AUD	6,000	4,103
	Woolworths Group Ltd.	1.850%	11/15/2027	AUD	2,980	1,861
	Woolworths Group Ltd.	0.375%	11/15/2028	EUR	9,300	10,023
	Woolworths Group Ltd.	2.800%	5/20/2030	AUD	7,340	4,410
	Woolworths Group Ltd.	5.910%	11/29/2034	AUD	10,000	6,779
	WSO Finance Pty Ltd.	4.500%	3/31/2027	AUD	2,180	1,433
						787,455
Austria (0.3%)
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.125%	7/31/2028	EUR	35,800	39,816
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.750%	3/8/2030	EUR	10,000	11,114
	Erste Group Bank AG	0.750%	1/17/2028	EUR	8,100	9,036
	Erste Group Bank AG	0.010%	9/11/2029	EUR	16,500	17,301
	Erste Group Bank AG	0.250%	9/14/2029	EUR	2,200	2,312
	Erste Group Bank AG	4.250%	5/30/2030	EUR	5,000	6,052
	Erste Group Bank AG	2.875%	1/9/2031	EUR	10,000	11,670
	Erste Group Bank AG	0.250%	1/27/2031	EUR	2,500	2,524
	Erste Group Bank AG	0.875%	11/15/2032	EUR	6,000	6,671
	Erste Group Bank AG	0.875%	5/15/2034	EUR	7,600	7,405
	Erste Group Bank AG	3.100%	5/28/2035	EUR	3,500	4,060
	Erste Group Bank AG	3.625%	11/26/2035	EUR	10,000	11,531
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	1.625%	5/11/2029	EUR	18,200	20,393
	Hypo Vorarlberg Bank AG	3.250%	2/19/2027	EUR	5,000	5,837
	Kommunalkredit Austria AG	3.000%	4/16/2030	EUR	20,700	24,014
	Mondi Finance plc	3.750%	5/31/2032	EUR	5,000	5,841
[1]	OeBB-Infrastruktur AG	2.250%	5/28/2029	EUR	1,536	1,757
[1]	OeBB-Infrastruktur AG	3.375%	5/18/2032	EUR	5,362	6,385
	OMV AG	1.000%	12/14/2026	EUR	1,767	2,010
	OMV AG	1.875%	12/4/2028	EUR	2,327	2,638
	OMV AG	2.375%	4/9/2032	EUR	7,683	8,627
	OMV AG	3.750%	9/4/2036	EUR	5,000	5,902
	OMV AG	2.875%	Perpetual	EUR	3,300	3,700
	Raiffeisen Bank International AG	0.050%	9/1/2027	EUR	400	443
	Raiffeisen Bank International AG	5.750%	1/27/2028	EUR	22,000	27,135
	Raiffeisen Bank International AG	6.000%	9/15/2028	EUR	2,500	3,049
	Raiffeisen Bank International AG	4.625%	8/21/2029	EUR	5,000	6,020
	Raiffeisen Bank International AG	4.500%	5/31/2030	EUR	8,000	9,692
	Raiffeisen Bank International AG	3.500%	8/27/2031	EUR	9,000	10,444
	Raiffeisen Bank International AG	3.500%	2/18/2032	EUR	12,000	13,964
	Raiffeisen Bank International AG	2.875%	6/18/2032	EUR	2,500	2,867
	Raiffeisen Bank International AG	7.375%	12/20/2032	EUR	4,800	5,948
	Raiffeisenlandesbank Niederoesterreich-Wien AG	1.250%	4/21/2027	EUR	12,400	14,080
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/2029	EUR	6,000	6,551
	Raiffeisenlandesbank Niederoesterreich-Wien AG	2.375%	8/31/2032	EUR	12,500	13,917
	Raiffeisenlandesbank Oberoesterreich AG	3.625%	12/13/2027	EUR	7,000	8,269
	Raiffeisen-Landesbank Steiermark AG	1.375%	5/11/2033	EUR	2,500	2,553
	UniCredit Bank Austria AG	0.250%	6/4/2027	EUR	5,000	5,592
	UniCredit Bank Austria AG	2.375%	9/20/2027	EUR	2,400	2,773
	UniCredit Bank Austria AG	0.625%	3/20/2029	EUR	6,200	6,718
	UniCredit Bank Austria AG	0.250%	6/21/2030	EUR	10,500	10,878
						367,489
Belgium (0.5%)
	AG Insurance SA	3.500%	6/30/2047	EUR	3,400	3,967
	Ageas SA	3.250%	7/2/2049	EUR	1,700	1,946
	Ageas SA	4.625%	5/2/2056	EUR	1,800	2,129
	Anheuser-Busch InBev Finance Inc.	4.320%	5/15/2047	CAD	3,061	2,043
	Anheuser-Busch InBev SA NV	1.150%	1/22/2027	EUR	13,411	15,249
	Anheuser-Busch InBev SA NV	1.125%	7/1/2027	EUR	10,638	12,039
3

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Anheuser-Busch InBev SA NV	2.125%	12/2/2027	EUR	9,861	11,343
Anheuser-Busch InBev SA NV	2.000%	3/17/2028	EUR	16,068	18,402
Anheuser-Busch InBev SA NV	1.500%	4/18/2030	EUR	461	507
Anheuser-Busch InBev SA NV	1.650%	3/28/2031	EUR	14,558	15,798
Anheuser-Busch InBev SA NV	2.875%	4/2/2032	EUR	9,127	10,433
Anheuser-Busch InBev SA NV	3.250%	1/24/2033	EUR	2,599	3,017
Anheuser-Busch InBev SA NV	2.750%	3/17/2036	EUR	5,495	5,935
Anheuser-Busch InBev SA NV	3.750%	3/22/2037	EUR	15,000	17,532
Anheuser-Busch InBev SA NV	3.700%	4/2/2040	EUR	14,527	16,432
Anheuser-Busch InBev SA NV	3.950%	3/22/2044	EUR	10,500	11,877
Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/2027	AUD	1,210	790
Argenta Spaarbank NV	5.375%	11/29/2027	EUR	13,000	15,433
Argenta Spaarbank NV	3.375%	6/22/2028	EUR	5,000	5,893
Argenta Spaarbank NV	1.375%	2/8/2029	EUR	12,000	13,407
Argenta Spaarbank NV	2.875%	2/3/2032	EUR	15,000	17,307
Barry Callebaut Services NV	4.250%	8/19/2031	EUR	7,000	8,302
Belfius Bank SA	0.125%	2/8/2028	EUR	6,300	6,896
Belfius Bank SA	5.250%	4/19/2033	EUR	10,600	12,803
Belfius Bank SA	4.875%	6/11/2035	EUR	1,800	2,191
BNP Paribas Fortis SA	0.875%	3/22/2028	EUR	5,000	5,565
Cofinimmo SA	1.000%	1/24/2028	EUR	3,800	4,227
Cofinimmo SA	0.875%	12/2/2030	EUR	1,500	1,534
Crelan SA	6.000%	2/28/2030	EUR	17,700	22,405
Crelan SA	5.250%	1/23/2032	EUR	21,000	26,522
Elia Group SA	1.500%	9/5/2028	EUR	1,200	1,345
Elia Transmission Belgium SA	3.250%	4/4/2028	EUR	200	234
Elia Transmission Belgium SA	3.000%	4/7/2029	EUR	300	349
Elia Transmission Belgium SA	0.875%	4/28/2030	EUR	13,700	14,509
Elia Transmission Belgium SA	3.625%	1/18/2033	EUR	4,000	4,731
Elia Transmission Belgium SA	3.750%	1/16/2036	EUR	4,000	4,682
Euroclear Bank SA	3.625%	10/13/2027	EUR	4,000	4,711
Euroclear Holding NV	1.125%	12/7/2026	EUR	8,000	9,112
Euroclear Holding NV	2.625%	4/11/2048	EUR	5,000	5,714
FLUVIUS System Operator CV	1.750%	12/4/2026	EUR	3,000	3,439
FLUVIUS System Operator CV	0.250%	6/14/2028	EUR	3,900	4,235
FLUVIUS System Operator CV	2.875%	5/7/2029	EUR	1,800	2,088
FLUVIUS System Operator CV	0.250%	12/2/2030	EUR	5,200	5,259
FLUVIUS System Operator CV	0.625%	11/24/2031	EUR	10,500	10,447
FLUVIUS System Operator CV	4.000%	7/6/2032	EUR	3,000	3,613
FLUVIUS System Operator CV	3.875%	5/9/2033	EUR	5,000	5,981
Groupe Bruxelles Lambert NV	0.125%	1/28/2031	EUR	5,000	4,989
ING Belgium SA	1.500%	5/19/2029	EUR	5,800	6,468
ING Belgium SA	0.010%	2/20/2030	EUR	15,000	15,529
ING Belgium SA	3.000%	2/15/2031	EUR	3,200	3,747
ING Belgium SA	2.750%	8/25/2032	EUR	5,000	5,746
KBC Bank NV	0.750%	10/24/2027	EUR	3,600	4,027
KBC Group NV	0.750%	1/21/2028	EUR	21,400	24,167
KBC Group NV	5.500%	9/20/2028	GBP	3,000	4,020
KBC Group NV	0.125%	1/14/2029	EUR	15,100	16,527
KBC Group NV	4.375%	4/19/2030	EUR	9,000	10,911
KBC Group NV	0.625%	12/7/2031	EUR	1,000	1,131
KBC Group NV	3.750%	3/27/2032	EUR	8,000	9,550
KBC Group NV	4.875%	4/25/2033	EUR	4,000	4,806
KBC Group NV	4.750%	4/17/2035	EUR	3,500	4,267
Proximus SADP	3.750%	3/27/2034	EUR	6,500	7,629
Proximus SADP	0.750%	11/17/2036	EUR	4,500	3,993
Shurgard Luxembourg Sarl	4.000%	5/27/2035	EUR	3,900	4,548
Solvay SA	4.250%	10/3/2031	EUR	3,000	3,569
Syensqo SA	2.750%	12/2/2027	EUR	4,100	4,740
VGP NV	1.500%	4/8/2029	EUR	3,300	3,591
VGP NV	4.250%	1/29/2031	EUR	5,000	5,882
					522,210
Bermuda (0.0%)
Athora Holding Ltd.	5.875%	9/10/2034	EUR	2,700	3,372
Brazil (0.0%)
Pluxee NV	3.750%	9/4/2032	EUR	5,000	5,801
4

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Canada (1.7%)
407 International Inc.	2.430%	5/4/2027	CAD	1,096	779
407 International Inc.	4.220%	2/14/2028	CAD	4,500	3,292
407 International Inc.	5.960%	12/3/2035	CAD	1,200	990
407 International Inc.	5.750%	2/14/2036	CAD	800	642
407 International Inc.	4.450%	11/15/2041	CAD	2,550	1,786
407 International Inc.	3.650%	9/8/2044	CAD	5,102	3,191
407 International Inc.	3.830%	5/11/2046	CAD	5,102	3,239
407 International Inc.	3.720%	5/11/2048	CAD	26	16
407 International Inc.	3.670%	3/8/2049	CAD	1,019	623
407 International Inc.	2.840%	3/7/2050	CAD	6,060	3,177
407 International Inc.	4.860%	7/31/2053	CAD	2,000	1,464
407 International Inc.	4.890%	4/4/2054	CAD	750	552
407 International Inc.	4.540%	10/9/2054	CAD	3,975	2,769
Aeroports de Montreal	5.170%	9/17/2035	CAD	1,848	1,435
Aeroports de Montreal	5.670%	10/16/2037	CAD	946	761
Aeroports de Montreal	3.030%	4/21/2050	CAD	1,962	1,081
Aeroports de Montreal	3.441%	4/26/2051	CAD	2,000	1,181
AIMCo Realty Investors LP	3.367%	6/1/2027	CAD	961	691
AIMCo Realty Investors LP	3.043%	6/1/2028	CAD	1,019	729
AIMCo Realty Investors LP	2.712%	6/1/2029	CAD	5,714	4,017
AIMCo Realty Investors LP	4.640%	2/15/2030	CAD	690	518
Alberta Powerline LP	4.065%	12/1/2053	CAD	3,412	2,191
Alberta Powerline LP	4.065%	3/1/2054	CAD	526	337
Alectra Inc.	2.488%	5/17/2027	CAD	5,585	3,966
Alectra Inc.	1.751%	2/11/2031	CAD	4,200	2,795
Alectra Inc.	4.309%	10/30/2034	CAD	1,125	829
Alectra Inc.	3.958%	7/30/2042	CAD	800	528
Alectra Inc.	3.458%	4/12/2049	CAD	1,118	661
Alimentation Couche-Tard Inc.	4.603%	1/25/2029	CAD	5,000	3,718
Alimentation Couche-Tard Inc.	5.592%	9/25/2030	CAD	5,000	3,893
Alimentation Couche-Tard Inc.	3.647%	5/12/2031	EUR	3,000	3,539
Alimentation Couche-Tard Inc.	4.011%	2/12/2036	EUR	6,000	7,049
Allied Properties REIT	5.534%	9/26/2028	CAD	3,950	2,945
Allied Properties REIT	3.095%	2/6/2032	CAD	5,000	3,271
AltaGas Ltd.	2.075%	5/30/2028	CAD	1,520	1,058
AltaGas Ltd.	4.672%	1/8/2029	CAD	2,500	1,856
AltaGas Ltd.	5.141%	3/14/2034	CAD	2,500	1,898
AltaGas Ltd.	5.597%	3/14/2054	CAD	1,000	764
AltaLink LP	1.509%	9/11/2030	CAD	3,990	2,656
AltaLink LP	4.692%	11/28/2032	CAD	3,150	2,389
AltaLink LP	4.872%	11/15/2040	CAD	2,604	1,924
AltaLink LP	4.462%	11/8/2041	CAD	1,223	863
AltaLink LP	3.990%	6/30/2042	CAD	1,491	991
AltaLink LP	4.922%	9/17/2043	CAD	1,529	1,134
AltaLink LP	4.054%	11/21/2044	CAD	911	604
AltaLink LP	4.090%	6/30/2045	CAD	813	540
AltaLink LP	3.717%	12/3/2046	CAD	1,648	1,033
AltaLink LP	5.463%	10/11/2055	CAD	2,000	1,609
ARC Resources Ltd.	3.577%	6/17/2028	CAD	3,650	2,626
ARC Resources Ltd.	3.465%	3/10/2031	CAD	2,153	1,511
Athabasca Indigenous Midstream LP	6.069%	2/5/2042	CAD	325	253
Bank of Montreal	2.700%	12/9/2026	CAD	5,102	3,645
Bank of Montreal	3.650%	4/1/2027	CAD	29,644	21,371
Bank of Montreal	4.309%	6/1/2027	CAD	5,033	3,666
Bank of Montreal	4.709%	12/7/2027	CAD	14,638	10,800
Bank of Montreal	3.190%	3/1/2028	CAD	12,839	9,223
Bank of Montreal	5.039%	5/29/2028	CAD	5,962	4,460
Bank of Montreal	0.050%	6/8/2029	EUR	14,781	15,597
Bank of Montreal	3.731%	6/3/2031	CAD	18,005	13,021
Bank of Montreal	6.034%	9/7/2033	CAD	1,900	1,455
Bank of Montreal	4.077%	3/5/2035	CAD	5,000	3,623
Bank of Nova Scotia	1.850%	11/2/2026	CAD	7,206	5,100
Bank of Nova Scotia	2.950%	3/8/2027	CAD	54,677	39,067
Bank of Nova Scotia	0.010%	12/15/2027	EUR	22,181	24,387
Bank of Nova Scotia	3.250%	1/18/2028	EUR	38,000	44,691
Bank of Nova Scotia	3.807%	11/15/2028	CAD	4,000	2,899
Bank of Nova Scotia	3.934%	5/3/2032	CAD	6,130	4,429
Bank of Nova Scotia	4.950%	8/1/2034	CAD	6,000	4,487
5

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bank of Nova Scotia	4.442%	11/15/2035	CAD	19,000	14,060
BCI QuadReal Realty	1.747%	7/24/2030	CAD	1,859	1,246
Bell Telephone Co. of Canada or Bell Canada	1.650%	8/16/2027	CAD	3,000	2,101
Bell Telephone Co. of Canada or Bell Canada	3.600%	9/29/2027	CAD	5,700	4,105
Bell Telephone Co. of Canada or Bell Canada	3.800%	8/21/2028	CAD	9,529	6,902
Bell Telephone Co. of Canada or Bell Canada	2.900%	9/10/2029	CAD	2,550	1,794
Bell Telephone Co. of Canada or Bell Canada	4.550%	2/9/2030	CAD	6,360	4,729
Bell Telephone Co. of Canada or Bell Canada	3.000%	3/17/2031	CAD	1,850	1,281
Bell Telephone Co. of Canada or Bell Canada	7.850%	4/2/2031	CAD	2,550	2,142
Bell Telephone Co. of Canada or Bell Canada	5.850%	11/10/2032	CAD	24,741	19,596
Bell Telephone Co. of Canada or Bell Canada	5.150%	8/24/2034	CAD	16,385	12,464
Bell Telephone Co. of Canada or Bell Canada	4.750%	9/29/2044	CAD	2,086	1,434
Bell Telephone Co. of Canada or Bell Canada	4.450%	2/27/2047	CAD	967	635
Bell Telephone Co. of Canada or Bell Canada	5.600%	8/11/2053	CAD	10,834	8,289
BPC Generation Infrastructure Trust	3.795%	9/29/2030	CAD	6,830	4,900
BPC Generation Infrastructure Trust	4.162%	9/29/2032	CAD	2,450	1,761
Bridging North America GP	4.341%	8/31/2053	CAD	562	352
British Columbia Ferry Services Inc.	4.702%	10/23/2043	CAD	1,159	834
Brookfield Corp.	3.800%	3/16/2027	CAD	2,160	1,557
Brookfield Corp.	5.950%	6/14/2035	CAD	600	480
Brookfield Finance II Inc.	5.431%	12/14/2032	CAD	3,700	2,862
Brookfield Infrastructure Finance ULC	4.193%	9/11/2028	CAD	2,166	1,584
Brookfield Infrastructure Finance ULC	2.855%	9/1/2032	CAD	10,819	7,214
Brookfield Infrastructure Finance ULC	5.789%	4/25/2052	CAD	930	723
Brookfield Infrastructure Finance ULC	5.950%	7/27/2053	CAD	1,000	795
Brookfield Renewable Partners ULC	3.630%	1/15/2027	CAD	1,990	1,428
Brookfield Renewable Partners ULC	4.250%	1/15/2029	CAD	2,750	2,017
Brookfield Renewable Partners ULC	3.380%	1/15/2030	CAD	2,805	2,001
Brookfield Renewable Partners ULC	5.880%	11/9/2032	CAD	1,100	873
Brookfield Renewable Partners ULC	5.292%	10/28/2033	CAD	1,300	999
Brookfield Renewable Partners ULC	4.290%	11/5/2049	CAD	1,990	1,267
Brookfield Renewable Partners ULC	3.330%	8/13/2050	CAD	896	483
Brookfield Renewable Partners ULC	5.318%	1/10/2054	CAD	2,355	1,741
Bruce Power LP	2.680%	12/21/2028	CAD	6,113	4,315
Bruce Power LP	4.000%	6/21/2030	CAD	5,021	3,668
Bruce Power LP	4.700%	6/21/2031	CAD	2,000	1,503
Bruce Power LP	4.132%	6/21/2033	CAD	3,245	2,347
Bruce Power LP	4.746%	6/21/2049	CAD	2,000	1,400
Calgary Airport Authority	3.199%	10/7/2036	CAD	2,571	1,681
Calgary Airport Authority	3.341%	10/7/2038	CAD	2,452	1,593
Cameco Corp.	2.950%	10/21/2027	CAD	1,622	1,156
Canadian Imperial Bank of Commerce	5.000%	12/7/2026	CAD	8,500	6,209
Canadian Imperial Bank of Commerce	4.950%	6/29/2027	CAD	6,400	4,710
Canadian Imperial Bank of Commerce	5.050%	10/7/2027	CAD	11,375	8,421
Canadian Imperial Bank of Commerce	3.650%	12/10/2028	CAD	6,500	4,697
Canadian Imperial Bank of Commerce	0.010%	4/30/2029	EUR	27,476	29,080
Canadian Imperial Bank of Commerce	2.500%	5/7/2030	EUR	4,400	5,046
Canadian Imperial Bank of Commerce	3.250%	7/16/2031	EUR	10,000	11,603
Canadian Imperial Bank of Commerce	4.200%	4/7/2032	CAD	3,348	2,426
Canadian Imperial Bank of Commerce	5.330%	1/20/2033	CAD	13,505	10,063
Canadian Imperial Bank of Commerce	5.300%	1/16/2034	CAD	2,480	1,868
Canadian Imperial Bank of Commerce	4.900%	6/12/2034	CAD	21,300	15,822
Canadian National Railway Co.	3.200%	7/31/2028	CAD	1,403	1,009
Canadian National Railway Co.	4.600%	5/2/2029	CAD	4,600	3,439
Canadian National Railway Co.	4.150%	5/10/2030	CAD	1,400	1,034
Canadian National Railway Co.	4.200%	6/10/2035	CAD	7,500	5,417
Canadian National Railway Co.	3.600%	7/31/2048	CAD	2,800	1,692
Canadian National Railway Co.	3.600%	2/8/2049	CAD	1,432	863
Canadian National Railway Co.	3.050%	2/8/2050	CAD	4,195	2,279
Canadian National Railway Co.	4.700%	5/10/2053	CAD	6,075	4,324
Canadian National Railway Co.	5.100%	5/2/2054	CAD	600	454
Canadian Natural Resources Ltd.	2.500%	1/17/2028	CAD	2,471	1,742
Canadian Natural Resources Ltd.	4.150%	12/15/2031	CAD	2,800	2,028
Canadian Pacific Railway Co.	2.540%	2/28/2028	CAD	11,865	8,405
Canadian Pacific Railway Co.	3.150%	3/13/2029	CAD	2,618	1,877
Canadian Pacific Railway Co.	4.000%	6/13/2032	CAD	11,000	7,977
Canadian Pacific Railway Co.	6.450%	11/17/2039	CAD	892	750
Canadian Pacific Railway Co.	3.050%	3/9/2050	CAD	887	477
Canadian Tire Corp. Ltd.	5.372%	9/16/2030	CAD	1,000	768
Canadian Tire Corp. Ltd.	5.610%	9/4/2035	CAD	1,016	768
6

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canadian Utilities Ltd.	4.851%	6/3/2052	CAD	1,380	991
	Canadian Utilities Ltd.	5.450%	12/22/2055	CAD	1,950	1,401
	Capital City Link General Partnership	4.386%	3/31/2046	CAD	350	242
	Capital Power Corp.	5.378%	1/25/2027	CAD	3,055	2,241
	Capital Power Corp.	4.424%	2/8/2030	CAD	1,069	788
	Capital Power Corp.	4.831%	9/16/2031	CAD	1,750	1,306
	Capital Power Corp.	3.147%	10/1/2032	CAD	1,224	823
	Capital Power Corp.	5.973%	1/25/2034	CAD	1,665	1,317
	CCL Industries Inc.	3.864%	4/13/2028	CAD	825	595
	Cenovus Energy Inc.	3.500%	2/7/2028	CAD	7,304	5,237
	Central 1 Credit Union	4.648%	2/7/2028	CAD	1,200	881
	Choice Properties REIT	2.848%	5/21/2027	CAD	3,551	2,531
	Choice Properties REIT	4.178%	3/8/2028	CAD	2,550	1,862
	Choice Properties REIT	5.030%	2/28/2031	CAD	6,500	4,917
	Choice Properties REIT	6.003%	6/24/2032	CAD	11,400	9,060
	Choice Properties REIT	5.400%	3/1/2033	CAD	1,700	1,311
	Choice Properties REIT	5.699%	2/28/2034	CAD	1,300	1,020
	Clover LP	4.216%	3/31/2034	CAD	638	457
	Clover LP	4.216%	6/30/2034	CAD	609	436
	Coastal Gaslink Pipeline LP	4.673%	6/30/2027	CAD	1,500	1,100
	Coastal Gaslink Pipeline LP	4.691%	9/30/2029	CAD	2,000	1,503
	Coastal Gaslink Pipeline LP	5.606%	9/30/2042	CAD	2,500	1,961
	Coastal Gaslink Pipeline LP	5.607%	6/30/2044	CAD	9,000	7,069
	Coastal Gaslink Pipeline LP	5.606%	3/30/2047	CAD	4,000	3,155
	Coastal Gaslink Pipeline LP	5.857%	3/30/2049	CAD	3,825	3,113
	Coastal Gaslink Pipeline LP	5.857%	6/30/2049	CAD	1,313	1,069
	Cogeco Communications Inc.	2.991%	9/22/2031	CAD	1,796	1,225
	Cogeco Communications Inc.	5.299%	2/16/2033	CAD	1,000	758
	Concordia University	6.550%	9/2/2042	CAD	1,529	1,310
	Co-operators Financial Services Ltd.	3.327%	5/13/2030	CAD	2,848	1,999
[2]	Cordelio Amalco GP I	4.087%	6/30/2034	CAD	1,629	1,158
	Crombie REIT	3.917%	6/21/2027	CAD	917	661
	Crombie REIT	2.686%	3/31/2028	CAD	892	628
	Crombie REIT	4.732%	1/15/2032	CAD	2,725	2,001
	Crosslinx Transit Solutions GP	4.651%	9/30/2046	CAD	1,431	982
	CU Inc.	4.543%	10/24/2041	CAD	1,019	726
	CU Inc.	3.805%	9/10/2042	CAD	3,591	2,328
	CU Inc.	4.722%	9/9/2043	CAD	8,529	6,176
	CU Inc.	4.085%	9/2/2044	CAD	4,155	2,771
	CU Inc.	3.964%	7/27/2045	CAD	1,529	997
	CU Inc.	3.763%	11/19/2046	CAD	765	481
	CU Inc.	3.548%	11/22/2047	CAD	1,267	766
	CU Inc.	3.950%	11/23/2048	CAD	493	316
	CU Inc.	2.963%	9/7/2049	CAD	6,296	3,397
	CU Inc.	3.174%	9/5/2051	CAD	823	455
	CU Inc.	4.773%	9/14/2052	CAD	1,000	723
	CU Inc.	5.088%	9/20/2053	CAD	1,600	1,212
	CU Inc.	4.664%	9/11/2054	CAD	405	288
	CU Inc.	4.211%	10/29/2055	CAD	1,300	857
	Definity Financial Corp.	3.709%	9/12/2030	CAD	3,300	2,362
	Definity Financial Corp.	4.393%	9/12/2035	CAD	1,870	1,344
	Dollarama Inc.	1.505%	9/20/2027	CAD	1,019	711
	Dollarama Inc.	2.443%	7/9/2029	CAD	1,289	896
	Dollarama Inc.	5.165%	4/26/2030	CAD	1,300	994
	Dollarama Inc.	3.850%	12/16/2030	CAD	2,350	1,704
	Dream Industrial REIT	2.539%	12/7/2026	CAD	900	639
	Dream Industrial REIT	2.057%	6/17/2027	CAD	2,095	1,471
	Dream Summit Industrial LP	2.440%	7/14/2028	CAD	1,496	1,045
	Dream Summit Industrial LP	4.507%	2/12/2031	CAD	1,050	769
	Emera Inc.	4.838%	5/2/2030	CAD	1,700	1,270
	Enbridge Gas Inc.	2.880%	11/22/2027	CAD	8,800	6,284
	Enbridge Gas Inc.	5.460%	10/6/2028	CAD	5,000	3,806
	Enbridge Gas Inc.	2.900%	4/1/2030	CAD	2,550	1,802
	Enbridge Gas Inc.	4.150%	8/17/2032	CAD	2,200	1,616
	Enbridge Gas Inc.	4.880%	6/21/2041	CAD	1,759	1,287
	Enbridge Gas Inc.	4.200%	6/2/2044	CAD	6,953	4,668
	Enbridge Gas Inc.	4.000%	8/22/2044	CAD	1,916	1,251
	Enbridge Gas Inc.	3.800%	6/1/2046	CAD	1,529	961
	Enbridge Gas Inc.	3.590%	11/22/2047	CAD	917	554
	Enbridge Gas Inc.	3.510%	11/29/2047	CAD	2,391	1,425
7

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Enbridge Gas Inc.	4.950%	11/22/2050	CAD	1,377	1,013
Enbridge Gas Inc.	3.200%	9/15/2051	CAD	1,871	1,031
Enbridge Gas Inc.	4.550%	8/17/2052	CAD	1,200	832
Enbridge Inc.	5.700%	11/9/2027	CAD	2,000	1,497
Enbridge Inc.	6.100%	11/9/2032	CAD	10,200	8,194
Enbridge Inc.	5.360%	5/26/2033	CAD	2,250	1,738
Enbridge Inc.	3.100%	9/21/2033	CAD	6,490	4,368
Enbridge Inc.	4.730%	8/22/2034	CAD	13,000	9,621
Enbridge Inc.	4.560%	2/25/2035	CAD	19,350	14,094
Enbridge Inc.	4.240%	8/27/2042	CAD	1,322	866
Enbridge Inc.	4.570%	3/11/2044	CAD	3,107	2,101
Enbridge Inc.	4.870%	11/21/2044	CAD	2,142	1,501
Enbridge Inc.	4.100%	9/21/2051	CAD	1,497	921
Enbridge Inc.	6.510%	11/9/2052	CAD	800	690
Enbridge Inc.	5.760%	5/26/2053	CAD	1,300	1,022
Enbridge Inc.	5.320%	8/22/2054	CAD	2,000	1,482
Enbridge Inc.	5.150%	12/17/2055	CAD	3,430	2,458
Enbridge Pipelines Inc.	5.330%	4/6/2040	CAD	1,000	747
Enbridge Pipelines Inc.	4.550%	9/29/2045	CAD	2,856	1,918
Enbridge Pipelines Inc.	4.330%	2/22/2049	CAD	2,079	1,339
Enbridge Pipelines Inc.	4.200%	5/12/2051	CAD	1,651	1,036
Enbridge Pipelines Inc.	5.820%	8/17/2053	CAD	2,750	2,185
Energir Inc.	2.100%	4/16/2027	CAD	737	521
Energir Inc.	3.530%	5/16/2047	CAD	1,085	655
Energir SEC	3.040%	2/9/2032	CAD	2,516	1,737
Energir SEC	4.830%	6/2/2053	CAD	1,300	947
ENMAX Corp.	3.836%	6/5/2028	CAD	946	685
ENMAX Corp.	3.876%	10/18/2029	CAD	2,443	1,775
ENMAX Corp.	4.695%	10/9/2034	CAD	2,200	1,633
EPCOR Utilities Inc.	2.411%	6/30/2031	CAD	2,250	1,526
EPCOR Utilities Inc.	4.550%	2/28/2042	CAD	1,522	1,078
EPCOR Utilities Inc.	3.554%	11/27/2047	CAD	1,271	768
EPCOR Utilities Inc.	3.106%	7/8/2049	CAD	1,272	704
EPCOR Utilities Inc.	2.899%	5/19/2050	CAD	1,961	1,037
EPCOR Utilities Inc.	3.287%	6/28/2051	CAD	747	422
EPCOR Utilities Inc.	4.725%	9/2/2052	CAD	2,000	1,435
EPCOR Utilities Inc.	5.326%	10/3/2053	CAD	3,200	2,505
EPCOR Utilities Inc.	4.990%	5/31/2054	CAD	2,000	1,493
Equitable Bank	3.500%	5/28/2027	EUR	10,000	11,734
Equitable Bank	2.375%	9/28/2029	EUR	6,500	7,456
Fair Hydro Trust	3.357%	5/15/2035	CAD	3,609	2,538
Fairfax Financial Holdings Ltd.	4.250%	12/6/2027	CAD	7,657	5,573
Fairfax Financial Holdings Ltd.	4.230%	6/14/2029	CAD	1,195	877
Fairfax Financial Holdings Ltd.	4.730%	11/22/2034	CAD	6,800	5,050
Federation des Caisses Desjardins du Quebec	5.475%	8/16/2028	CAD	5,800	4,403
Federation des Caisses Desjardins du Quebec	5.467%	11/17/2028	CAD	2,500	1,903
Federation des Caisses Desjardins du Quebec	3.804%	9/24/2029	CAD	8,000	5,829
Federation des Caisses Desjardins du Quebec	2.683%	5/29/2030	EUR	10,000	11,533
Federation des Caisses Desjardins du Quebec	5.035%	8/23/2032	CAD	7,900	5,825
Federation des Caisses Desjardins du Quebec	4.264%	1/24/2035	CAD	2,000	1,459
Finning International Inc.	5.077%	6/13/2042	CAD	900	630
First Capital REIT	3.753%	7/12/2027	CAD	1,553	1,118
First Capital REIT	4.832%	6/13/2033	CAD	5,000	3,669
Fortis Inc.	2.180%	5/15/2028	CAD	1,568	1,101
Fortis Inc.	4.431%	5/31/2029	CAD	2,600	1,921
Fortis Inc.	4.090%	3/26/2032	CAD	5,640	4,099
Fortis Inc.	5.100%	12/4/2055	CAD	3,660	2,632
FortisAlberta Inc.	3.672%	9/9/2047	CAD	2,136	1,314
FortisAlberta Inc.	2.632%	6/8/2051	CAD	748	370
FortisAlberta Inc.	4.862%	5/26/2053	CAD	1,500	1,096
FortisAlberta Inc.	4.897%	5/27/2054	CAD	1,000	735
FortisBC Energy Inc.	6.500%	5/1/2034	CAD	5,102	4,262
FortisBC Energy Inc.	5.900%	2/26/2035	CAD	1,300	1,052
FortisBC Energy Inc.	6.050%	2/15/2038	CAD	5,102	4,122
FortisBC Inc.	4.000%	10/28/2044	CAD	1,071	686
Gibson Energy Inc.	2.850%	7/14/2027	CAD	1,321	938
Gibson Energy Inc.	3.600%	9/17/2029	CAD	2,592	1,855
Gibson Energy Inc.	4.450%	11/12/2031	CAD	1,300	951
Gibson Energy Inc.	4.450%	8/20/2032	CAD	3,300	2,400
Gibson Energy Inc.	5.750%	7/12/2033	CAD	1,200	936
8

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Gildan Activewear Inc.	4.362%	11/22/2029	CAD	5,200	3,823
	Granite REIT Holdings LP	3.062%	6/4/2027	CAD	1,949	1,390
	Granite REIT Holdings LP	2.378%	12/18/2030	CAD	2,028	1,357
	Granite REIT Holdings LP	4.348%	10/4/2031	CAD	6,390	4,636
	Greater Toronto Airports Authority	1.540%	5/3/2028	CAD	4,121	2,856
	Greater Toronto Airports Authority	2.730%	4/3/2029	CAD	1,009	715
	Greater Toronto Airports Authority	6.980%	10/15/2032	CAD	1,700	1,446
	Greater Toronto Airports Authority	2.750%	10/17/2039	CAD	5,799	3,453
	Greater Toronto Airports Authority	5.300%	2/25/2041	CAD	4,081	3,151
[3]	Greater Toronto Airports Authority	5.300%	2/25/2041	CAD	2,550	1,815
	Greater Toronto Airports Authority	3.150%	10/5/2051	CAD	190	107
	Great-West Lifeco Inc.	1.750%	12/7/2026	EUR	400	458
	Great-West Lifeco Inc.	3.337%	2/28/2028	CAD	4,500	3,241
	Great-West Lifeco Inc.	2.379%	5/14/2030	CAD	7,284	5,046
	Great-West Lifeco Inc.	6.670%	3/21/2033	CAD	1,015	853
	Great-West Lifeco Inc.	5.998%	11/16/2039	CAD	5,612	4,621
	Great-West Lifeco Inc.	2.981%	7/8/2050	CAD	770	412
	Honda Canada Finance Inc.	4.873%	9/23/2027	CAD	9,600	7,086
	Honda Canada Finance Inc.	4.899%	2/21/2029	CAD	3,700	2,781
	Honda Canada Finance Inc.	4.900%	6/4/2029	CAD	1,500	1,129
	Honda Canada Finance Inc.	3.539%	9/23/2030	CAD	3,300	2,359
	Hospital for Sick Children	3.416%	12/7/2057	CAD	1,346	755
	Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/2045	CAD	2,679	2,069
	Hydro One Inc.	4.910%	1/27/2028	CAD	16,000	11,904
	Hydro One Inc.	3.930%	11/30/2029	CAD	27,000	19,875
	Hydro One Inc.	1.690%	1/16/2031	CAD	3,000	1,998
	Hydro One Inc.	6.930%	6/1/2032	CAD	578	486
	Hydro One Inc.	4.160%	1/27/2033	CAD	7,000	5,144
	Hydro One Inc.	4.390%	3/1/2034	CAD	5,000	3,719
	Hydro One Inc.	4.250%	1/4/2035	CAD	3,000	2,195
	Hydro One Inc.	5.360%	5/20/2036	CAD	509	402
	Hydro One Inc.	4.890%	3/13/2037	CAD	2,550	2,015
	Hydro One Inc.	4.390%	9/26/2041	CAD	2,610	1,825
	Hydro One Inc.	4.590%	10/9/2043	CAD	4,605	3,282
	Hydro One Inc.	4.170%	6/6/2044	CAD	1,300	878
	Hydro One Inc.	3.910%	2/23/2046	CAD	1,633	1,054
	Hydro One Inc.	5.000%	10/19/2046	CAD	1,019	760
	Hydro One Inc.	3.720%	11/18/2047	CAD	1,734	1,079
	Hydro One Inc.	3.630%	6/25/2049	CAD	8,653	5,272
	Hydro One Inc.	2.710%	2/28/2050	CAD	1,713	878
	Hydro One Inc.	3.100%	9/15/2051	CAD	2,170	1,186
	Hydro One Inc.	4.460%	1/27/2053	CAD	2,100	1,451
	Hydro One Ltd.	1.410%	10/15/2027	CAD	3,359	2,344
	Hydro Ottawa Capital Corp.	3.991%	5/14/2043	CAD	1,071	694
	Hyundai Capital Canada Inc.	3.196%	2/16/2027	CAD	4,974	3,557
	Hyundai Capital Canada Inc.	3.577%	11/22/2027	CAD	953	686
	Hyundai Capital Canada Inc.	5.565%	3/8/2028	CAD	6,200	4,655
	iA Financial Corp. Inc.	3.187%	2/25/2032	CAD	1,700	1,215
	IGM Financial Inc.	4.115%	12/9/2047	CAD	3,104	2,010
	IGM Financial Inc.	4.174%	7/13/2048	CAD	500	326
	IGM Financial Inc.	4.206%	3/21/2050	CAD	1,513	989
	IGM Financial Inc.	5.426%	5/26/2053	CAD	800	625
	InPower BC General Partnership	4.471%	3/31/2033	CAD	1,651	1,192
	Intact Financial Corp.	2.850%	6/7/2027	CAD	1,179	841
	Intact Financial Corp.	2.179%	5/18/2028	CAD	1,800	1,264
	Intact Financial Corp.	1.928%	12/16/2030	CAD	3,776	2,543
	Intact Financial Corp.	4.653%	5/16/2034	CAD	1,200	889
	Intact Financial Corp.	5.160%	6/16/2042	CAD	1,520	1,144
	Intact Financial Corp.	2.954%	12/16/2050	CAD	1,254	661
	Intact Financial Corp.	3.765%	5/20/2053	CAD	1,000	605
	Intact Financial Corp.	5.276%	9/14/2054	CAD	2,000	1,540
	Integrated Team Solutions SJHC Partnership	5.946%	11/30/2042	CAD	72	57
	Inter Pipeline Ltd.	3.484%	12/16/2026	CAD	1,675	1,199
	Inter Pipeline Ltd.	4.232%	6/1/2027	CAD	1,196	865
	Inter Pipeline Ltd.	5.760%	2/17/2028	CAD	5,096	3,822
	Inter Pipeline Ltd.	3.983%	11/25/2031	CAD	4,818	3,432
	Inter Pipeline Ltd.	5.849%	5/18/2032	CAD	4,060	3,157
	Inter Pipeline Ltd.	6.590%	2/9/2034	CAD	2,943	2,387
	Inter Pipeline Ltd.	4.637%	5/30/2044	CAD	1,792	1,169
	Inter Pipeline Ltd.	5.091%	11/27/2051	CAD	847	580
9

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Keyera Corp.	3.934%	6/21/2028	CAD	1,123	815
	Keyera Corp.	3.702%	10/15/2030	CAD	7,300	5,212
	Keyera Corp.	4.204%	4/15/2033	CAD	9,800	7,016
	Keyera Corp.	5.663%	1/4/2054	CAD	2,000	1,524
	Keyera Corp.	5.309%	10/15/2055	CAD	2,300	1,668
	Kingston Solar LP	3.571%	7/31/2035	CAD	17	12
	Liberty Utilities Canada LP	3.315%	2/14/2050	CAD	3,700	1,991
	Loblaw Cos. Ltd.	4.488%	12/11/2028	CAD	1,782	1,321
	Loblaw Cos. Ltd.	3.564%	12/12/2029	CAD	5,765	4,157
	Loblaw Cos. Ltd.	2.284%	5/7/2030	CAD	1,833	1,263
	Loblaw Cos. Ltd.	5.008%	9/13/2032	CAD	600	459
	Loblaw Cos. Ltd.	5.900%	1/18/2036	CAD	1,272	1,014
	Loblaw Cos. Ltd.	5.336%	9/13/2052	CAD	2,000	1,517
	Loblaw Cos. Ltd.	5.115%	3/4/2054	CAD	1,565	1,151
	Lower Mattagami Energy LP	2.433%	5/14/2031	CAD	1,459	1,000
	Lower Mattagami Energy LP	5.139%	5/18/2041	CAD	2,443	1,850
	Lower Mattagami Energy LP	4.175%	4/23/2052	CAD	900	596
	Magna International Inc.	4.800%	5/30/2029	CAD	1,700	1,267
	Magna International Inc.	4.950%	1/31/2031	CAD	1,200	903
	Magna International Inc.	3.625%	5/21/2031	EUR	5,000	5,866
	Magna International Inc.	4.375%	3/17/2032	EUR	2,500	3,043
	Manulife Bank of Canada	2.864%	2/16/2027	CAD	4,418	3,153
	Manulife Bank of Canada	4.546%	3/8/2029	CAD	2,000	1,490
	Manulife Bank of Canada	3.717%	5/15/2030	CAD	1,950	1,412
	Manulife Finance Delaware LP	5.059%	12/15/2041	CAD	1,933	1,425
	Manulife Financial Corp.	5.409%	3/10/2033	CAD	4,100	3,071
	Manulife Financial Corp.	4.064%	12/6/2034	CAD	4,000	2,912
	Manulife Financial Corp.	2.818%	5/13/2035	CAD	13,704	9,530
	Metro Inc.	3.390%	12/6/2027	CAD	1,514	1,088
	Metro Inc.	3.998%	11/27/2029	CAD	17,420	12,757
	Metro Inc.	5.970%	10/15/2035	CAD	575	470
	Metro Inc.	4.270%	12/4/2047	CAD	1,334	875
	Metro Inc.	3.413%	2/28/2050	CAD	1,224	693
	Mountain View Partners GP	3.974%	3/31/2051	CAD	84	53
	National Bank of Canada	2.237%	11/4/2026	CAD	3,367	2,391
	National Bank of Canada	4.968%	12/7/2026	CAD	10,000	7,303
	National Bank of Canada	0.125%	1/27/2027	EUR	12,800	14,384
	National Bank of Canada	5.146%	9/2/2027	CAD	1,500	1,115
	National Bank of Canada	1.818%	12/16/2027	CAD	1,496	1,048
	National Bank of Canada	3.308%	8/15/2028	CAD	41,000	29,401
	National Bank of Canada	3.522%	7/17/2029	CAD	5,250	3,788
	National Bank of Canada	5.426%	8/16/2032	CAD	1,015	753
	National Bank of Canada	5.937%	12/22/2032	CAD	1,000	753
	National Bank of Canada	4.333%	8/15/2035	CAD	4,000	2,856
	NAV Canada	2.063%	5/29/2030	CAD	2,994	2,055
	NAV Canada	3.293%	3/30/2048	CAD	3,572	2,100
	NAV Canada	2.924%	9/29/2051	CAD	227	122
	North Battleford Power LP	4.958%	12/31/2032	CAD	1,328	983
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.000%	12/1/2026	CAD	2,095	1,482
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/2027	CAD	8,370	5,958
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/2031	CAD	2,000	1,377
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/2033	CAD	2,805	2,040
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.850%	6/1/2034	CAD	4,350	3,297
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.650%	6/1/2035	CAD	2,493	1,715
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/2037	CAD	1,429	1,062
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.350%	1/10/2039	CAD	1,644	1,155
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/2043	CAD	1,950	1,230
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/2044	CAD	2,300	1,509
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.750%	6/1/2051	CAD	2,700	1,642
	North West Redwater Partnership / NWR Financing Co. Ltd.	5.080%	6/1/2054	CAD	2,000	1,498
	Northern Courier Pipeline LP	3.365%	6/30/2042	CAD	698	479
[3]	Northern Courier Pipeline LP	3.365%	6/30/2042	CAD	1,431	982
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/2036	CAD	730	474
	Northwestern Hydro Acquisition Co. III LP	3.940%	12/31/2038	CAD	1,174	748
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/2042	CAD	2,815	1,905
	Nouvelle Autoroute 30 Financement Inc.	4.115%	6/30/2042	CAD	771	521
	Nova Scotia Power Inc.	4.951%	11/15/2032	CAD	1,000	753
	Nova Scotia Power Inc.	5.610%	6/15/2040	CAD	1,053	813
	Nova Scotia Power Inc.	4.150%	3/6/2042	CAD	900	591
	Nova Scotia Power Inc.	4.500%	7/20/2043	CAD	1,052	717
10

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nova Scotia Power Inc.	3.571%	4/5/2049	CAD	1,401	813
Nova Scotia Power Inc.	3.307%	4/25/2050	CAD	946	520
Nova Scotia Power Inc.	5.355%	3/24/2053	CAD	2,000	1,516
Noverco Inc.	4.568%	1/28/2035	CAD	2,000	1,472
OMERS Realty Corp.	5.381%	11/14/2028	CAD	3,360	2,558
OMERS Realty Corp.	3.628%	6/5/2030	CAD	2,296	1,666
OMERS Realty Corp.	4.960%	2/10/2031	CAD	1,017	780
Ontario Power Generation Inc.	3.315%	10/4/2027	CAD	6,195	4,451
Ontario Power Generation Inc.	2.977%	9/13/2029	CAD	4,082	2,898
Ontario Power Generation Inc.	3.215%	4/8/2030	CAD	11,000	7,832
Ontario Power Generation Inc.	4.922%	7/19/2032	CAD	5,000	3,818
Ontario Power Generation Inc.	4.831%	6/28/2034	CAD	2,500	1,896
Ontario Power Generation Inc.	3.838%	6/22/2048	CAD	1,941	1,205
Ontario Power Generation Inc.	4.248%	1/18/2049	CAD	800	528
Ontario Power Generation Inc.	3.651%	9/13/2050	CAD	923	550
Ontario Power Generation Inc.	2.947%	2/21/2051	CAD	1,457	760
Ontario Power Generation Inc.	4.866%	3/13/2055	CAD	2,000	1,442
OPB Finance Trust	2.980%	1/25/2027	CAD	2,543	1,822
OPB Finance Trust	3.890%	7/4/2042	CAD	2,000	1,334
Original Wempi Inc.	7.791%	10/4/2027	CAD	3,500	2,675
Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/2045	CAD	796	529
Pembina Pipeline Corp.	4.240%	6/15/2027	CAD	3,900	2,826
Pembina Pipeline Corp.	4.020%	3/27/2028	CAD	1,800	1,309
Pembina Pipeline Corp.	3.620%	4/3/2029	CAD	154	111
Pembina Pipeline Corp.	5.220%	6/28/2033	CAD	7,000	5,341
Pembina Pipeline Corp.	5.210%	1/12/2034	CAD	15,070	11,490
Pembina Pipeline Corp.	4.740%	1/21/2047	CAD	1,723	1,172
Pembina Pipeline Corp.	4.750%	3/26/2048	CAD	6,314	4,286
Pembina Pipeline Corp.	4.670%	5/28/2050	CAD	1,523	1,018
Pembina Pipeline Corp.	5.670%	1/12/2054	CAD	4,000	3,085
Plenary Health Bridgepoint LP	7.246%	8/31/2042	CAD	804	699
Plenary Health Care Partnerships Humber LP	4.895%	5/31/2039	CAD	999	740
Plenary PCL Health HIEP LP	4.907%	6/30/2060	CAD	2,933	2,103
Plenary Properties LTAP LP	6.288%	1/31/2044	CAD	3,066	2,539
Power Corp. of Canada	4.455%	7/27/2048	CAD	1,496	1,021
Primaris REIT	4.727%	3/30/2027	CAD	900	656
PSP Capital Inc.	2.050%	1/15/2030	CAD	9,572	6,610
Reliance LP	2.680%	12/1/2027	CAD	1,543	1,092
Reliance LP	2.670%	8/1/2028	CAD	1,496	1,050
RioCan REIT	2.361%	3/10/2027	CAD	917	649
RioCan REIT	2.829%	11/8/2028	CAD	2,424	1,708
RioCan REIT	5.962%	10/1/2029	CAD	1,400	1,080
RioCan REIT	5.470%	3/1/2030	CAD	2,000	1,520
RioCan REIT	4.623%	10/3/2031	CAD	2,400	1,756
Rogers Communications Inc.	3.800%	3/1/2027	CAD	2,000	1,439
Rogers Communications Inc.	3.650%	3/31/2027	CAD	5,791	4,163
Rogers Communications Inc.	5.700%	9/21/2028	CAD	5,750	4,375
Rogers Communications Inc.	4.400%	11/2/2028	CAD	1,066	784
Rogers Communications Inc.	3.750%	4/15/2029	CAD	12,162	8,793
Rogers Communications Inc.	3.300%	12/10/2029	CAD	1,200	853
Rogers Communications Inc.	4.250%	4/15/2032	CAD	4,262	3,107
Rogers Communications Inc.	5.900%	9/21/2033	CAD	10,570	8,414
Rogers Communications Inc.	6.680%	11/4/2039	CAD	1,553	1,302
Rogers Communications Inc.	6.110%	8/25/2040	CAD	3,150	2,513
Rogers Communications Inc.	6.560%	3/22/2041	CAD	1,652	1,376
Rogers Communications Inc.	5.250%	4/15/2052	CAD	10,004	7,308
Royal Bank of Canada	5.235%	11/2/2026	CAD	6,400	4,679
Royal Bank of Canada	0.010%	1/21/2027	EUR	7,631	8,566
Royal Bank of Canada	2.328%	1/28/2027	CAD	3,582	2,544
Royal Bank of Canada	0.125%	4/26/2027	EUR	25,000	27,946
Royal Bank of Canada	3.625%	6/14/2027	GBP	5,000	6,517
Royal Bank of Canada	4.612%	7/26/2027	CAD	8,600	6,317
Royal Bank of Canada	2.375%	9/13/2027	EUR	7,500	8,663
Royal Bank of Canada	1.500%	9/15/2027	EUR	10,300	11,709
Royal Bank of Canada	4.642%	1/17/2028	CAD	31,800	23,509
Royal Bank of Canada	5.000%	1/24/2028	GBP	5,000	6,683
Royal Bank of Canada	3.500%	7/25/2028	EUR	9,000	10,671
Royal Bank of Canada	3.626%	12/10/2028	CAD	11,075	8,005
Royal Bank of Canada	2.125%	4/26/2029	EUR	9,600	10,862
Royal Bank of Canada	3.411%	6/12/2029	CAD	1,000	713
11

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Royal Bank of Canada	4.000%	10/17/2030	CAD	7,000	5,113
Royal Bank of Canada	3.985%	7/22/2031	CAD	7,000	5,122
Royal Bank of Canada	2.140%	11/3/2031	CAD	4,415	3,128
Royal Bank of Canada	2.940%	5/3/2032	CAD	3,860	2,752
Royal Bank of Canada	5.010%	2/1/2033	CAD	4,700	3,484
Royal Bank of Canada	5.096%	4/3/2034	CAD	8,325	6,248
Royal Bank of Canada	4.829%	8/8/2034	CAD	18,440	13,745
Royal Bank of Canada	4.464%	10/17/2035	CAD	3,980	2,950
Sagen MI Canada Inc.	2.955%	3/1/2027	CAD	943	672
Sagen MI Canada Inc.	3.261%	3/5/2031	CAD	1,600	1,088
Saputo Inc.	2.242%	6/16/2027	CAD	5,850	4,131
Saputo Inc.	5.250%	11/29/2029	CAD	1,100	840
Saputo Inc.	5.492%	11/20/2030	CAD	2,950	2,287
Scotiabank Capital Trust	5.650%	12/31/2056	CAD	2,013	1,539
SEC LP & Arci Ltd.	5.188%	8/29/2033	CAD	2,025	1,435
SGTP Highway Bypass LP	4.105%	1/31/2045	CAD	1,379	959
Simon Fraser University	5.613%	6/10/2043	CAD	130	101
SmartCentres REIT	3.834%	12/21/2027	CAD	2,550	1,839
SmartCentres REIT	2.307%	12/18/2028	CAD	1,326	916
SmartCentres REIT	3.526%	12/20/2029	CAD	816	578
SmartCentres REIT	5.162%	8/1/2030	CAD	1,100	826
SmartCentres REIT	3.648%	12/11/2030	CAD	1,019	718
South Bow Canadian Infrastructure Holdings Ltd.	4.323%	2/1/2030	CAD	2,000	1,466
South Bow Canadian Infrastructure Holdings Ltd.	4.616%	2/1/2032	CAD	2,500	1,838
SSL Finance Inc.	4.099%	10/31/2045	CAD	1,379	942
Stantec Inc.	5.393%	6/27/2030	CAD	900	688
Stella-Jones Inc.	4.312%	10/1/2031	CAD	3,336	2,426
Sun Life Financial Inc.	2.460%	11/18/2031	CAD	5,950	4,226
Sun Life Financial Inc.	2.580%	5/10/2032	CAD	21,180	15,027
Sun Life Financial Inc.	2.800%	11/21/2033	CAD	6,019	4,254
Sun Life Financial Inc.	4.780%	8/10/2034	CAD	3,300	2,469
Sun Life Financial Inc.	5.500%	7/4/2035	CAD	2,250	1,737
Sun Life Financial Inc.	2.060%	10/1/2035	CAD	2,523	1,699
Sun Life Financial Inc.	4.140%	9/13/2037	CAD	2,500	1,800
Sun Life Financial Inc.	5.400%	5/29/2042	CAD	2,473	1,896
Suncor Energy Inc.	5.400%	11/17/2026	CAD	600	439
Suncor Energy Inc.	5.000%	4/9/2030	CAD	2,000	1,490
Suncor Energy Inc.	4.340%	9/13/2046	CAD	1,141	738
Suncor Energy Inc.	3.950%	3/4/2051	CAD	2,162	1,295
TELUS Corp.	2.350%	1/27/2028	CAD	3,061	2,154
TELUS Corp.	3.625%	3/1/2028	CAD	9,899	7,144
TELUS Corp.	4.800%	12/15/2028	CAD	4,567	3,408
TELUS Corp.	5.000%	9/13/2029	CAD	2,200	1,658
TELUS Corp.	5.600%	9/9/2030	CAD	4,993	3,871
TELUS Corp.	2.850%	11/13/2031	CAD	1,600	1,092
TELUS Corp.	5.250%	11/15/2032	CAD	2,225	1,706
TELUS Corp.	4.950%	3/28/2033	CAD	2,150	1,619
TELUS Corp.	5.750%	9/8/2033	CAD	5,035	3,970
TELUS Corp.	5.100%	2/15/2034	CAD	5,000	3,790
TELUS Corp.	4.400%	4/1/2043	CAD	1,490	987
TELUS Corp.	4.750%	1/17/2045	CAD	1,403	964
TELUS Corp.	4.400%	1/29/2046	CAD	1,250	818
TELUS Corp.	4.700%	3/6/2048	CAD	2,457	1,666
TELUS Corp.	3.950%	2/16/2050	CAD	1,260	756
TELUS Corp.	4.100%	4/5/2051	CAD	2,028	1,241
TELUS Corp.	5.650%	9/13/2052	CAD	9,750	7,491
TELUS Corp.	5.950%	9/8/2053	CAD	1,160	929
Teranet Holdings LP	5.754%	12/17/2040	CAD	1,732	1,278
Teranet Holdings LP	6.100%	6/17/2041	CAD	1,198	917
TMX Group Ltd.	3.779%	6/5/2028	CAD	2,300	1,671
TMX Group Ltd.	4.836%	2/18/2032	CAD	4,950	3,765
TMX Group Ltd.	4.970%	2/16/2034	CAD	1,600	1,226
Toromont Industries Ltd.	3.842%	10/27/2027	CAD	1,119	809
Toronto Hydro Corp.	1.500%	10/15/2030	CAD	3,600	2,391
Toronto Hydro Corp.	3.550%	7/28/2045	CAD	846	521
Toronto Hydro Corp.	3.485%	2/28/2048	CAD	2,603	1,562
Toronto Hydro Corp.	3.270%	10/18/2051	CAD	897	508
Toronto Hydro Corp.	4.950%	10/13/2052	CAD	1,500	1,119
Toronto-Dominion Bank	2.260%	1/7/2027	CAD	18,080	12,831
Toronto-Dominion Bank	0.500%	1/18/2027	EUR	3,700	4,171
12

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Toronto-Dominion Bank	2.875%	4/5/2027	GBP	5,800	7,474
	Toronto-Dominion Bank	4.210%	6/1/2027	CAD	10,364	7,546
	Toronto-Dominion Bank	0.100%	7/19/2027	EUR	10,219	11,355
	Toronto-Dominion Bank	2.551%	8/3/2027	EUR	4,000	4,625
	Toronto-Dominion Bank	2.776%	9/3/2027	EUR	20,000	23,257
	Toronto-Dominion Bank	5.376%	10/21/2027	CAD	7,000	5,225
	Toronto-Dominion Bank	5.491%	9/8/2028	CAD	10,000	7,607
	Toronto-Dominion Bank	3.191%	2/16/2029	EUR	20,000	23,564
	Toronto-Dominion Bank	3.631%	12/13/2029	EUR	10,000	11,867
	Toronto-Dominion Bank	1.952%	4/8/2030	EUR	8,600	9,518
	Toronto-Dominion Bank	4.002%	10/31/2030	CAD	3,500	2,564
	Toronto-Dominion Bank	3.605%	9/10/2031	CAD	64,600	46,375
	Toronto-Dominion Bank	3.129%	8/3/2032	EUR	2,000	2,292
	Toronto-Dominion Bank	2.973%	9/9/2032	EUR	10,000	11,606
	Toronto-Dominion Bank	3.247%	2/16/2034	EUR	4,738	5,543
	Toronto-Dominion Bank	5.177%	4/9/2034	CAD	4,700	3,534
	Toronto-Dominion Bank	4.231%	2/1/2035	CAD	1,000	729
	Toronto-Dominion Bank	4.423%	10/31/2035	CAD	6,500	4,805
	Toyota Credit Canada Inc.	4.420%	6/28/2027	CAD	2,000	1,462
	Toyota Credit Canada Inc.	3.550%	10/4/2027	CAD	4,570	3,297
	Toyota Credit Canada Inc.	5.160%	7/12/2028	CAD	1,600	1,203
	Toyota Credit Canada Inc.	4.460%	3/19/2029	CAD	1,300	966
	Toyota Credit Canada Inc.	3.650%	8/19/2030	CAD	10,000	7,217
	TransCanada PipeLines Ltd.	3.800%	4/5/2027	CAD	2,230	1,605
	TransCanada PipeLines Ltd.	3.390%	3/15/2028	CAD	3,125	2,244
	TransCanada PipeLines Ltd.	6.280%	5/26/2028	CAD	2,303	1,756
	TransCanada PipeLines Ltd.	3.000%	9/18/2029	CAD	2,000	1,415
	TransCanada PipeLines Ltd.	5.277%	7/15/2030	CAD	800	613
	TransCanada PipeLines Ltd.	5.330%	5/12/2032	CAD	13,595	10,489
	TransCanada PipeLines Ltd.	4.575%	2/20/2035	CAD	2,000	1,461
	TransCanada PipeLines Ltd.	4.350%	6/6/2046	CAD	1,559	1,020
	TransCanada PipeLines Ltd.	4.330%	9/16/2047	CAD	8,996	5,843
	TransCanada PipeLines Ltd.	4.180%	7/3/2048	CAD	3,540	2,241
	Trillium Health Partners Volunteers	3.702%	12/20/2058	CAD	315	183
	Trillium M Project Co. General Partnership	5.187%	10/31/2062	CAD	1,500	1,122
	University of Ottawa	2.635%	2/13/2060	CAD	1,869	868
	University of Toronto	4.251%	12/7/2051	CAD	1,275	856
[3]	Vancouver Airport Authority	7.425%	12/7/2026	CAD	7,654	5,720
	Vancouver Airport Authority	2.874%	10/18/2049	CAD	1,074	579
	Vancouver Airport Authority	2.800%	9/21/2050	CAD	1,222	645
	Videotron Ltd.	4.650%	7/15/2029	CAD	10,000	7,439
	Videotron Ltd.	5.000%	7/15/2034	CAD	1,067	802
	Westcoast Energy Inc.	4.791%	10/28/2041	CAD	1,129	790
	Whitecap Resources Inc.	4.968%	6/21/2029	CAD	1,000	747
	Whitecap Resources Inc.	5.503%	6/21/2034	CAD	4,000	3,070
	WSP Global Inc.	2.408%	4/19/2028	CAD	1,821	1,281
	WSP Global Inc.	5.548%	11/22/2030	CAD	7,065	5,462
	York University	6.480%	3/7/2042	CAD	879	747
						1,958,231
China (0.0%)
	Prosus NV	1.539%	8/3/2028	EUR	400	444
	Prosus NV	1.288%	7/13/2029	EUR	1,416	1,527
	Prosus NV	2.031%	8/3/2032	EUR	5,485	5,714
	Prosus NV	2.778%	1/19/2034	EUR	5,294	5,626
						13,311
Czech Republic (0.0%)
	CEZ A/S	3.000%	6/5/2028	EUR	6,359	7,381
	Czech Gas Networks Investments Sarl	1.000%	7/16/2027	EUR	7,000	7,864
	Czech Gas Networks Investments Sarl	0.450%	9/8/2029	EUR	2,100	2,201
	Czech Gas Networks Investments Sarl	0.875%	3/31/2031	EUR	6,000	6,113
	EP Infrastructure A/S	2.045%	10/9/2028	EUR	3,187	3,566
	EP Infrastructure A/S	1.816%	3/2/2031	EUR	2,060	2,143
	EPH Financing International A/S	6.651%	11/13/2028	EUR	4,000	4,998
	EPH Financing International A/S	5.875%	11/30/2029	EUR	4,700	5,823
						40,089
Denmark (0.5%)
	AP Moller - Maersk A/S	0.750%	11/25/2031	EUR	7,214	7,266
	AP Moller - Maersk A/S	3.500%	9/17/2034	EUR	6,000	6,901
	Carlsberg Breweries A/S	3.500%	11/26/2026	EUR	12,000	13,997
13

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Carlsberg Breweries A/S	0.875%	7/1/2029	EUR	5,500	5,941
Carlsberg Breweries A/S	0.625%	3/9/2030	EUR	5,895	6,200
Carlsberg Breweries A/S	5.500%	2/28/2039	GBP	2,500	3,277
Danfoss Finance I BV	0.375%	10/28/2028	EUR	2,000	2,156
Danfoss Finance II BV	4.125%	12/2/2029	EUR	5,000	6,017
Danfoss Finance II BV	0.750%	4/28/2031	EUR	5,000	5,119
Danmarks Skibskredit A/S	0.250%	6/21/2028	EUR	9,300	10,096
Danske Bank A/S	0.750%	11/22/2027	EUR	7,631	8,531
Danske Bank A/S	2.250%	1/14/2028	GBP	6,285	8,055
Danske Bank A/S	6.500%	8/23/2028	GBP	2,500	3,414
Danske Bank A/S	0.750%	6/9/2029	EUR	10,224	11,234
Danske Bank A/S	4.750%	6/21/2030	EUR	20,000	24,582
Danske Bank A/S	4.125%	1/10/2031	EUR	3,000	3,644
Danske Bank A/S	3.875%	1/9/2032	EUR	10,000	11,972
Danske Bank A/S	4.625%	5/14/2034	EUR	10,000	12,050
DSV Finance BV	1.375%	3/16/2030	EUR	5,000	5,425
DSV Finance BV	3.250%	11/6/2030	EUR	5,000	5,834
DSV Finance BV	3.375%	11/6/2034	EUR	5,000	5,711
DSV Finance BV	0.875%	9/17/2036	EUR	3,724	3,280
ISS Global A/S	1.500%	8/31/2027	EUR	10,329	11,693
Jyske Bank A/S	4.875%	11/10/2029	EUR	5,000	6,107
Jyske Bank A/S	3.625%	4/29/2031	EUR	4,000	4,705
Nordea Kredit Realkreditaktieselskab	1.000%	4/1/2029	DKK	100,000	14,822
Novo Nordisk Finance Netherlands BV	0.125%	6/4/2028	EUR	3,000	3,263
Novo Nordisk Finance Netherlands BV	1.375%	3/31/2030	EUR	1,000	1,092
Nykredit Realkredit A/S	1.000%	1/1/2027	DKK	149,698	22,831
Nykredit Realkredit A/S	0.750%	1/20/2027	EUR	10,000	11,310
Nykredit Realkredit A/S	1.000%	7/1/2027	DKK	250,000	37,922
Nykredit Realkredit A/S	0.375%	1/17/2028	EUR	11,996	13,206
Nykredit Realkredit A/S	1.000%	7/1/2028	DKK	100,000	14,981
Nykredit Realkredit A/S	1.000%	1/1/2029	DKK	125,000	18,599
Nykredit Realkredit A/S	1.000%	1/1/2030	DKK	50,000	7,316
Nykredit Realkredit A/S	3.375%	1/10/2030	EUR	7,000	8,203
Nykredit Realkredit A/S	1.000%	7/1/2030	DKK	300,000	43,463
Nykredit Realkredit A/S	3.500%	7/10/2031	EUR	8,000	9,358
Nykredit Realkredit A/S	4.000%	4/24/2035	EUR	7,000	8,227
Nykredit Realkredit A/S	2.000%	10/1/2047	DKK	16,015	2,226
Orsted A/S	2.250%	6/14/2028	EUR	5,000	5,675
Orsted A/S	1.500%	11/26/2029	EUR	14,971	16,201
Orsted A/S	3.250%	9/13/2031	EUR	7,900	9,017
Orsted A/S	4.875%	1/12/2032	GBP	6,761	8,668
Orsted A/S	2.500%	5/16/2033	GBP	1,185	1,277
Orsted A/S	2.875%	6/14/2033	EUR	5,000	5,430
Orsted A/S	5.125%	9/13/2034	GBP	3,500	4,430
Orsted A/S	5.750%	4/9/2040	GBP	2,298	2,889
Pandora A/S	4.500%	4/10/2028	EUR	8,885	10,648
Realkredit Danmark A/S	1.000%	1/1/2029	DKK	250,000	37,198
TDC Net A/S	5.186%	8/2/2029	EUR	1,500	1,825
TDC Net A/S	5.618%	2/6/2030	EUR	3,000	3,698
TDC Net A/S	6.500%	6/1/2031	EUR	6,500	8,325
					525,307
Finland (0.3%)
Fortum OYJ	4.000%	5/26/2028	EUR	5,000	5,950
Fortum OYJ	2.125%	2/27/2029	EUR	900	1,020
Fortum OYJ	4.500%	5/26/2033	EUR	3,000	3,706
Kojamo OYJ	0.875%	5/28/2029	EUR	3,438	3,663
Neste OYJ	4.250%	3/16/2033	EUR	5,000	6,067
Nokia OYJ	3.125%	5/15/2028	EUR	4,000	4,658
Nokia OYJ	4.375%	8/21/2031	EUR	1,000	1,214
Nordea Bank Abp	0.500%	5/14/2027	EUR	5,087	5,709
Nordea Bank Abp	4.125%	5/5/2028	EUR	10,000	11,988
Nordea Bank Abp	0.500%	11/2/2028	EUR	14,938	16,213
Nordea Bank Abp	2.500%	5/23/2029	EUR	9,600	11,034
Nordea Bank Abp	3.375%	6/11/2029	EUR	4,162	4,925
Nordea Bank Abp	2.875%	8/24/2032	EUR	7,000	7,950
Nordea Bank Abp	1.625%	12/9/2032	GBP	2,709	3,361
Nordea Bank Abp	3.625%	3/15/2034	EUR	5,000	5,916
Nordea Kiinnitysluottopankki OYJ	0.625%	3/17/2027	EUR	11,820	13,358
Nordea Kiinnitysluottopankki OYJ	3.000%	2/20/2030	EUR	15,000	17,642
14

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nordea Kiinnitysluottopankki OYJ	3.000%	1/31/2031	EUR	20,000	23,470
Nordea Kiinnitysluottopankki OYJ	3.000%	4/12/2034	EUR	14,000	16,277
Oma Saastopankki OYJ	0.010%	11/25/2027	EUR	4,700	5,157
OP Corporate Bank plc	0.600%	1/18/2027	EUR	6,271	7,077
OP Corporate Bank plc	0.625%	7/27/2027	EUR	5,000	5,588
OP Corporate Bank plc	4.000%	6/13/2028	EUR	10,000	11,957
OP Mortgage Bank	0.010%	11/19/2026	EUR	5,087	5,738
OP Mortgage Bank	0.625%	2/15/2029	EUR	5,087	5,533
OP Mortgage Bank	2.500%	10/3/2029	EUR	4,450	5,134
OP Mortgage Bank	2.750%	1/25/2030	EUR	15,000	17,446
OP Mortgage Bank	0.010%	11/19/2030	EUR	15,362	15,551
Sampo OYJ	3.375%	5/23/2049	EUR	4,964	5,736
Sampo OYJ	2.500%	9/3/2052	EUR	13,827	14,840
SATO OYJ	1.375%	2/24/2028	EUR	2,100	2,358
SP-Kiinnitysluottopankki OYJ	3.250%	5/2/2031	EUR	5,000	5,902
Stora Enso OYJ	2.500%	6/7/2027	EUR	2,269	2,614
Stora Enso OYJ	2.500%	3/21/2028	EUR	2,294	2,643
Stora Enso OYJ	4.250%	9/1/2029	EUR	6,273	7,515
Teollisuuden Voima OYJ	1.375%	6/23/2028	EUR	3,000	3,350
Teollisuuden Voima OYJ	4.750%	6/1/2030	EUR	5,000	6,151
UPM-Kymmene OYJ	0.500%	3/22/2031	EUR	7,000	7,066
					301,477
France (3.2%)
Abertis France SAS	1.625%	11/27/2027	EUR	5,900	6,672
Abertis France SAS	1.475%	1/18/2031	EUR	8,000	8,470
Accor SA	3.500%	3/4/2033	EUR	9,500	10,863
Aeroports de Paris SA	1.000%	1/5/2029	EUR	2,600	2,843
Aeroports de Paris SA	2.750%	4/2/2030	EUR	5,700	6,526
Aeroports de Paris SA	1.500%	7/2/2032	EUR	3,400	3,511
Aeroports de Paris SA	3.500%	3/20/2033	EUR	4,500	5,247
Aeroports de Paris SA	1.125%	6/18/2034	EUR	1,500	1,436
Aeroports de Paris SA	2.125%	10/11/2038	EUR	3,700	3,572
Air Liquide Finance SA	1.000%	3/8/2027	EUR	100	113
Air Liquide Finance SA	1.250%	6/13/2028	EUR	500	562
Air Liquide Finance SA	1.375%	4/2/2030	EUR	7,300	7,964
Air Liquide Finance SA	3.375%	5/29/2034	EUR	7,000	8,146
Air Liquide Finance SA	3.500%	3/21/2035	EUR	5,000	5,851
Airbus SE	1.625%	6/9/2030	EUR	2,100	2,314
Airbus SE	1.375%	5/13/2031	EUR	4,904	5,249
Airbus SE	2.375%	4/7/2032	EUR	2,314	2,605
Airbus SE	2.375%	6/9/2040	EUR	9,513	9,312
Alstom SA	0.000%	1/11/2029	EUR	3,900	4,130
Altarea SCA	1.750%	1/16/2030	EUR	1,500	1,608
APRR SA	1.250%	1/6/2027	EUR	5,400	6,150
APRR SA	1.250%	1/14/2027	EUR	7,700	8,767
APRR SA	1.875%	1/3/2029	EUR	5,000	5,639
APRR SA	3.125%	1/24/2030	EUR	7,000	8,177
APRR SA	1.625%	1/13/2032	EUR	4,700	4,982
Arkea Home Loans SFH SA	0.125%	7/12/2029	EUR	15,000	15,843
Arkea Home Loans SFH SA	1.500%	6/1/2033	EUR	5,000	5,172
Arkea Public Sector SCF SA	3.250%	1/10/2031	EUR	10,000	11,797
Arkea Public Sector SCF SA	3.004%	1/27/2032	EUR	11,000	12,774
Arkema SA	1.500%	4/20/2027	EUR	8,900	10,128
Arkema SA	4.250%	5/20/2030	EUR	10,000	12,099
Arkema SA	3.500%	9/12/2034	EUR	7,000	7,929
Arkema SA	4.800%	Perpetual	EUR	5,000	5,917
Autoroutes du Sud de la France SA	1.250%	1/18/2027	EUR	10,300	11,722
Autoroutes du Sud de la France SA	1.375%	6/27/2028	EUR	6,000	6,742
Autoroutes du Sud de la France SA	1.375%	1/22/2030	EUR	5,000	5,441
Autoroutes du Sud de la France SA	1.375%	2/21/2031	EUR	9,000	9,560
AXA Home Loan SFH SA	0.010%	10/16/2029	EUR	5,000	5,200
AXA SA	3.750%	10/12/2030	EUR	4,500	5,438
AXA SA	3.375%	5/31/2034	EUR	11,000	12,783
AXA SA	1.375%	10/7/2041	EUR	3,724	3,865
AXA SA	1.875%	7/10/2042	EUR	6,600	6,845
AXA SA	4.250%	3/10/2043	EUR	4,450	5,276
AXA SA	5.500%	7/11/2043	EUR	6,955	8,853
AXA SA	3.375%	7/6/2047	EUR	3,943	4,590
AXA SA	3.250%	5/28/2049	EUR	16,004	18,531
15

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Ayvens SA	4.250%	1/18/2027	EUR	2,000	2,353
Ayvens SA	4.000%	7/5/2027	EUR	4,600	5,432
Ayvens SA	3.875%	1/24/2028	EUR	3,800	4,494
Ayvens SA	4.875%	10/6/2028	EUR	3,700	4,526
Ayvens SA	4.000%	1/24/2031	EUR	1,900	2,288
Banque Federative du Credit Mutuel SA	1.875%	11/4/2026	EUR	2,800	3,206
Banque Federative du Credit Mutuel SA	0.100%	10/8/2027	EUR	3,700	4,083
Banque Federative du Credit Mutuel SA	1.625%	11/15/2027	EUR	2,300	2,591
Banque Federative du Credit Mutuel SA	0.875%	12/7/2027	GBP	7,900	9,695
Banque Federative du Credit Mutuel SA	2.500%	5/25/2028	EUR	7,500	8,559
Banque Federative du Credit Mutuel SA	0.250%	6/29/2028	EUR	4,800	5,222
Banque Federative du Credit Mutuel SA	0.250%	7/19/2028	EUR	10,600	11,462
Banque Federative du Credit Mutuel SA	1.203%	10/16/2028	JPY	500,000	3,205
Banque Federative du Credit Mutuel SA	1.875%	10/26/2028	GBP	2,800	3,431
Banque Federative du Credit Mutuel SA	0.625%	11/3/2028	EUR	18,300	19,845
Banque Federative du Credit Mutuel SA	4.125%	3/13/2029	EUR	10,000	12,045
Banque Federative du Credit Mutuel SA	1.875%	6/18/2029	EUR	5,000	5,521
Banque Federative du Credit Mutuel SA	5.000%	10/22/2029	GBP	5,000	6,685
Banque Federative du Credit Mutuel SA	0.750%	1/17/2030	EUR	1,000	1,054
Banque Federative du Credit Mutuel SA	1.250%	6/3/2030	EUR	11,000	11,717
Banque Federative du Credit Mutuel SA	0.625%	2/21/2031	EUR	12,500	12,621
Banque Federative du Credit Mutuel SA	4.750%	11/10/2031	EUR	5,000	6,211
Banque Federative du Credit Mutuel SA	1.125%	11/19/2031	EUR	8,100	8,115
Banque Federative du Credit Mutuel SA	3.625%	9/14/2032	EUR	9,000	10,612
Banque Federative du Credit Mutuel SA	5.125%	1/13/2033	EUR	9,000	11,249
Banque Federative du Credit Mutuel SA	3.750%	2/1/2033	EUR	21,700	25,708
Banque Federative du Credit Mutuel SA	4.125%	6/14/2033	EUR	12,000	14,568
Banque Federative du Credit Mutuel SA	4.375%	1/11/2034	EUR	6,000	7,152
Banque Federative du Credit Mutuel SA	3.750%	2/3/2034	EUR	10,000	11,813
BNP Paribas Home Loan SFH SA	3.000%	1/31/2030	EUR	3,100	3,630
BNP Paribas SA	1.875%	12/14/2027	GBP	3,000	3,738
BNP Paribas SA	0.500%	2/19/2028	EUR	13,800	15,488
BNP Paribas SA	0.500%	5/30/2028	EUR	14,000	15,623
BNP Paribas SA	2.750%	7/25/2028	EUR	20,000	23,120
BNP Paribas SA	0.500%	9/1/2028	EUR	4,400	4,885
BNP Paribas SA	3.875%	2/23/2029	EUR	10,000	11,871
BNP Paribas SA	2.875%	2/24/2029	GBP	5,000	6,225
BNP Paribas SA	1.125%	4/17/2029	EUR	5,000	5,543
BNP Paribas SA	1.375%	5/28/2029	EUR	12,100	13,240
BNP Paribas SA	2.538%	7/13/2029	CAD	2,109	1,472
BNP Paribas SA	6.000%	8/18/2029	GBP	4,000	5,461
BNP Paribas SA	3.625%	9/1/2029	EUR	5,000	5,909
BNP Paribas SA	0.500%	1/19/2030	EUR	7,600	8,118
BNP Paribas SA	0.875%	7/11/2030	EUR	4,600	4,915
BNP Paribas SA	3.875%	1/10/2031	EUR	5,000	5,989
BNP Paribas SA	1.625%	7/2/2031	EUR	2,800	2,922
BNP Paribas SA	1.250%	7/13/2031	GBP	13,000	14,064
BNP Paribas SA	4.042%	1/10/2032	EUR	5,000	5,983
BNP Paribas SA	2.500%	3/31/2032	EUR	6,000	6,873
BNP Paribas SA	2.100%	4/7/2032	EUR	4,000	4,275
BNP Paribas SA	4.125%	9/26/2032	EUR	6,000	7,301
BNP Paribas SA	4.750%	11/13/2032	EUR	26,000	32,192
BNP Paribas SA	4.125%	5/24/2033	EUR	5,000	6,099
BNP Paribas SA	0.875%	8/31/2033	EUR	9,000	9,718
BNP Paribas SA	4.159%	8/28/2034	EUR	20,000	23,624
BNP Paribas SA	4.487%	9/3/2035	CAD	10,000	7,237
BNP Paribas SA	2.000%	9/13/2036	GBP	1,900	1,806
Bouygues SA	1.375%	6/7/2027	EUR	7,500	8,514
Bouygues SA	1.125%	7/24/2028	EUR	2,500	2,794
Bouygues SA	2.250%	6/29/2029	EUR	13,100	14,864
Bouygues SA	4.625%	6/7/2032	EUR	7,500	9,344
Bouygues SA	3.250%	6/30/2037	EUR	4,500	5,029
Bouygues SA	5.375%	6/30/2042	EUR	2,800	3,638
BPCE SA	1.375%	12/23/2026	GBP	3,500	4,457
BPCE SA	0.010%	1/14/2027	EUR	2,300	2,579
BPCE SA	0.500%	2/24/2027	EUR	4,600	5,170
BPCE SA	1.750%	4/26/2027	EUR	5,000	5,711
BPCE SA	0.500%	1/14/2028	EUR	6,500	7,319
BPCE SA	1.625%	1/31/2028	EUR	5,700	6,439
BPCE SA	4.500%	4/26/2028	AUD	4,500	2,919
16

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BPCE SA	0.914%	7/13/2028	JPY	200,000	1,274
BPCE SA	6.000%	9/29/2028	GBP	2,000	2,692
BPCE SA	1.625%	3/2/2029	EUR	8,000	9,009
BPCE SA	5.250%	4/16/2029	GBP	4,500	5,933
BPCE SA	0.750%	3/3/2031	EUR	4,000	4,082
BPCE SA	1.100%	12/16/2031	JPY	500,000	3,181
BPCE SA	1.000%	1/14/2032	EUR	4,400	4,424
BPCE SA	2.250%	3/2/2032	EUR	4,500	5,143
BPCE SA	4.000%	11/29/2032	EUR	9,000	10,863
BPCE SA	4.500%	1/13/2033	EUR	17,000	20,844
BPCE SA	4.125%	3/8/2033	EUR	8,000	9,564
BPCE SA	1.750%	2/2/2034	EUR	7,500	8,242
BPCE SA	4.750%	6/14/2034	EUR	5,000	6,221
BPCE SA	4.250%	1/11/2035	EUR	5,000	6,022
BPCE SA	5.125%	1/25/2035	EUR	2,000	2,449
BPCE SA	4.250%	7/16/2035	EUR	5,000	5,925
BPCE SA	3.875%	1/25/2036	EUR	5,000	5,913
BPCE SA	4.875%	2/26/2036	EUR	6,000	7,298
BPCE SFH SA	0.010%	11/8/2026	EUR	21,000	23,696
BPCE SFH SA	0.625%	9/22/2027	EUR	2,500	2,796
BPCE SFH SA	0.010%	11/10/2027	EUR	26,100	28,754
BPCE SFH SA	0.875%	4/13/2028	EUR	6,000	6,678
BPCE SFH SA	0.750%	2/23/2029	EUR	23,000	25,082
BPCE SFH SA	1.000%	6/8/2029	EUR	2,200	2,404
BPCE SFH SA	3.000%	10/17/2029	EUR	5,000	5,858
BPCE SFH SA	2.750%	2/12/2030	EUR	25,300	29,325
BPCE SFH SA	1.125%	4/12/2030	EUR	13,800	14,902
BPCE SFH SA	2.625%	7/24/2030	EUR	6,000	6,900
BPCE SFH SA	0.010%	3/18/2031	EUR	14,700	14,617
BPCE SFH SA	0.625%	5/29/2031	EUR	8,900	9,114
BPCE SFH SA	0.375%	1/21/2032	EUR	13,100	12,961
BPCE SFH SA	3.000%	3/24/2032	EUR	5,000	5,795
BPCE SFH SA	3.125%	2/20/2036	EUR	10,000	11,359
Bureau Veritas SA	3.500%	5/22/2036	EUR	2,000	2,296
Caisse de Refinancement de l'Habitat SA	0.010%	2/7/2028	EUR	5,000	5,471
Caisse de Refinancement de l'Habitat SA	2.750%	4/12/2028	EUR	12,000	13,958
Caisse de Refinancement de l'Habitat SA	2.750%	1/12/2029	EUR	15,400	17,926
Caisse de Refinancement de l'Habitat SA	0.010%	10/8/2029	EUR	10,700	11,174
Caisse de Refinancement de l'Habitat SA	3.000%	1/11/2030	EUR	5,000	5,854
Caisse de Refinancement de l'Habitat SA	2.875%	3/25/2031	EUR	10,000	11,585
Caisse de Refinancement de l'Habitat SA	3.375%	6/28/2032	EUR	10,000	11,831
Caisse de Refinancement de l'Habitat SA	3.125%	2/23/2033	EUR	4,500	5,217
Caisse Nationale de Reassurance Mutuelle Agricole Groupama	0.750%	7/7/2028	EUR	4,800	5,231
Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/2028	EUR	1,700	1,985
Capgemini SE	1.750%	4/18/2028	EUR	7,800	8,837
Capgemini SE	1.125%	6/23/2030	EUR	3,000	3,190
Capgemini SE	2.375%	4/15/2032	EUR	5,700	6,259
Carmila SA	1.625%	4/1/2029	EUR	900	995
Carmila SA	3.875%	1/25/2032	EUR	1,500	1,747
Carrefour SA	2.625%	12/15/2027	EUR	5,000	5,783
Carrefour SA	2.375%	10/30/2029	EUR	4,800	5,451
Carrefour SA	4.375%	11/14/2031	EUR	9,000	10,951
Carrefour SA	3.625%	10/17/2032	EUR	7,000	8,200
CCF SFH SACA	2.500%	6/28/2028	EUR	8,800	10,152
Cie de Financement Foncier SA	0.375%	4/9/2027	EUR	30,000	33,700
Cie de Financement Foncier SA	0.010%	11/10/2027	EUR	5,000	5,503
Cie de Financement Foncier SA	0.750%	1/11/2028	EUR	5,600	6,237
Cie de Financement Foncier SA	0.500%	3/16/2028	EUR	9,600	10,591
Cie de Financement Foncier SA	0.875%	9/11/2028	EUR	9,400	10,370
Cie de Financement Foncier SA	0.010%	4/16/2029	EUR	10,000	10,584
Cie de Financement Foncier SA	3.000%	4/24/2032	EUR	20,900	24,174
Cie de Financement Foncier SA	3.125%	5/28/2034	EUR	5,000	5,745
Cie de Financement Foncier SA	0.010%	10/29/2035	EUR	19,000	15,769
Cie de Financement Foncier SA	0.600%	10/25/2041	EUR	13,800	10,205
Cie de Financement Foncier SA	3.875%	4/25/2055	EUR	2,049	2,319
Cie de Saint-Gobain SA	1.375%	6/14/2027	EUR	8,000	9,088
Cie de Saint-Gobain SA	2.375%	10/4/2027	EUR	2,200	2,539
Cie de Saint-Gobain SA	2.125%	6/10/2028	EUR	2,500	2,857
Cie de Saint-Gobain SA	1.875%	9/21/2028	EUR	6,200	7,045
Cie de Saint-Gobain SA	3.875%	11/29/2030	EUR	10,000	12,022
17

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Cie de Saint-Gobain SA	1.875%	3/15/2031	EUR	2,800	3,053
Cie de Saint-Gobain SA	2.625%	8/10/2032	EUR	2,200	2,448
Cie de Saint-Gobain SA	3.625%	8/9/2036	EUR	9,000	10,368
Cie Generale des Etablissements Michelin SCA	1.750%	5/28/2027	EUR	100	114
Cie Generale des Etablissements Michelin SCA	0.000%	11/2/2028	EUR	6,300	6,750
Cie Generale des Etablissements Michelin SCA	1.750%	9/3/2030	EUR	11,000	12,063
Cie Generale des Etablissements Michelin SCA	3.375%	5/16/2036	EUR	4,000	4,537
Cie Generale des Etablissements Michelin SCA	2.500%	9/3/2038	EUR	2,600	2,635
CNP Assurances SA	1.250%	1/27/2029	EUR	2,000	2,188
CNP Assurances SA	4.500%	6/10/2047	EUR	3,800	4,478
CNP Assurances SA	2.000%	7/27/2050	EUR	6,500	7,016
CNP Assurances SA	2.500%	6/30/2051	EUR	3,100	3,394
CNP Assurances SA	5.250%	7/18/2053	EUR	4,700	5,855
Coentreprise de Transport d'Electricite SA	2.125%	7/29/2032	EUR	8,400	8,967
Cofiroute SA	3.125%	3/6/2033	EUR	5,000	5,707
Covivio Hotels SACA	1.000%	7/27/2029	EUR	2,800	3,016
Covivio SA	2.375%	2/20/2028	EUR	100	115
Covivio SA	1.625%	6/23/2030	EUR	2,200	2,384
Covivio SA	1.125%	9/17/2031	EUR	4,000	4,080
Covivio SA	4.625%	6/5/2032	EUR	1,900	2,329
Covivio SA	3.625%	6/17/2034	EUR	7,500	8,551
Credit Agricole Assurances SA	2.000%	7/17/2030	EUR	2,800	3,058
Credit Agricole Assurances SA	1.500%	10/6/2031	EUR	7,400	7,631
Credit Agricole Assurances SA	5.875%	10/25/2033	EUR	1,900	2,479
Credit Agricole Assurances SA	4.500%	12/17/2034	EUR	2,800	3,364
Credit Agricole Assurances SA	4.750%	9/27/2048	EUR	1,200	1,446
Credit Agricole Home Loan SFH SA	0.750%	5/5/2027	EUR	18,400	20,751
Credit Agricole Home Loan SFH SA	0.875%	8/31/2027	EUR	6,100	6,858
Credit Agricole Home Loan SFH SA	0.875%	8/11/2028	EUR	14,100	15,598
Credit Agricole Home Loan SFH SA	1.000%	1/16/2029	EUR	7,600	8,376
Credit Agricole Home Loan SFH SA	0.050%	12/6/2029	EUR	15,000	15,614
Credit Agricole Home Loan SFH SA	3.000%	12/1/2030	EUR	12,500	14,624
Credit Agricole Home Loan SFH SA	1.250%	3/24/2031	EUR	9,100	9,710
Credit Agricole Home Loan SFH SA	0.010%	11/3/2031	EUR	13,700	13,363
Credit Agricole Home Loan SFH SA	1.375%	2/3/2032	EUR	2,200	2,322
Credit Agricole Home Loan SFH SA	3.000%	12/11/2032	EUR	9,000	10,412
Credit Agricole Home Loan SFH SA	0.875%	5/6/2034	EUR	10,100	9,717
Credit Agricole Home Loan SFH SA	1.500%	9/28/2038	EUR	2,500	2,294
Credit Agricole Public Sector SCF SA	0.875%	8/2/2027	EUR	20,402	22,961
Credit Agricole Public Sector SCF SA	0.010%	9/13/2028	EUR	5,000	5,384
Credit Agricole Public Sector SCF SA	0.625%	3/29/2029	EUR	7,100	7,696
Credit Agricole SA	1.875%	12/20/2026	EUR	5,100	5,849
Credit Agricole SA	1.375%	5/3/2027	EUR	15,000	17,049
Credit Agricole SA	5.750%	11/29/2027	GBP	3,000	3,996
Credit Agricole SA	0.375%	4/20/2028	EUR	4,800	5,249
Credit Agricole SA	1.750%	3/5/2029	EUR	6,000	6,685
Credit Agricole SA	2.000%	3/25/2029	EUR	6,400	7,136
Credit Agricole SA	1.000%	7/3/2029	EUR	7,300	7,939
Credit Agricole SA	2.500%	8/29/2029	EUR	9,000	10,322
Credit Agricole SA	0.500%	9/21/2029	EUR	13,600	14,719
Credit Agricole SA	4.875%	10/23/2029	GBP	2,000	2,665
Credit Agricole SA	4.125%	3/7/2030	EUR	6,300	7,662
Credit Agricole SA	3.875%	4/20/2031	EUR	4,000	4,815
Credit Agricole SA	0.875%	1/14/2032	EUR	6,400	6,436
Credit Agricole SA	4.000%	1/18/2033	EUR	3,000	3,630
Credit Agricole SA	4.375%	11/27/2033	EUR	10,000	12,227
Credit Agricole SA	2.500%	4/22/2034	EUR	8,000	8,541
Credit Agricole SA	5.750%	11/9/2034	GBP	8,000	10,719
Credit Agricole SA	3.875%	11/28/2034	EUR	11,000	13,070
Credit Agricole SA	4.125%	3/18/2035	EUR	10,000	11,797
Credit Agricole SA	4.186%	10/15/2035	CAD	7,500	5,358
Credit Agricole SA	4.125%	2/26/2036	EUR	5,000	5,966
Credit Mutuel Arkea SA	0.875%	5/7/2027	EUR	1,000	1,126
Credit Mutuel Arkea SA	0.375%	10/3/2028	EUR	5,100	5,524
Credit Mutuel Arkea SA	3.500%	2/9/2029	EUR	10,000	11,674
Credit Mutuel Arkea SA	1.125%	5/23/2029	EUR	1,100	1,201
Credit Mutuel Arkea SA	3.375%	3/11/2031	EUR	2,000	2,299
Credit Mutuel Arkea SA	0.875%	10/25/2031	EUR	4,200	4,233
Credit Mutuel Arkea SA	0.875%	3/11/2033	EUR	6,000	5,779
Credit Mutuel Arkea SA	4.125%	2/1/2034	EUR	7,000	8,495
18

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Credit Mutuel Arkea SA	4.810%	5/15/2035	EUR	7,000	8,456
Credit Mutuel Home Loan SFH SA	0.625%	3/4/2027	EUR	23,000	25,979
Credit Mutuel Home Loan SFH SA	0.750%	9/15/2027	EUR	30,700	34,413
Credit Mutuel Home Loan SFH SA	1.000%	4/30/2028	EUR	7,500	8,357
Credit Mutuel Home Loan SFH SA	0.010%	7/20/2028	EUR	9,200	9,946
Credit Mutuel Home Loan SFH SA	1.000%	1/30/2029	EUR	2,800	3,086
Credit Mutuel Home Loan SFH SA	3.000%	2/3/2031	EUR	20,400	23,777
Credit Mutuel Home Loan SFH SA	3.125%	6/6/2035	EUR	5,000	5,718
Crelan Home Loan SCF	1.375%	4/18/2033	EUR	7,900	8,056
Danone SA	0.571%	3/17/2027	EUR	5,000	5,636
Danone SA	0.395%	6/10/2029	EUR	9,300	9,945
Danone SA	3.706%	11/13/2029	EUR	500	598
Danone SA	3.481%	5/3/2030	EUR	4,600	5,452
Danone SA	3.470%	5/22/2031	EUR	5,400	6,381
Dassault Systemes SE	0.375%	9/16/2029	EUR	5,000	5,299
Edenred SE	3.625%	6/13/2031	EUR	1,000	1,174
Edenred SE	3.625%	8/5/2032	EUR	2,500	2,914
Electricite de France SA	4.375%	10/12/2029	EUR	13,500	16,411
Electricite de France SA	5.875%	7/18/2031	GBP	1,588	2,191
Electricite de France SA	4.250%	1/25/2032	EUR	1,500	1,825
Electricite de France SA	1.000%	11/29/2033	EUR	8,700	8,254
Electricite de France SA	5.379%	5/17/2034	CAD	2,200	1,670
Electricite de France SA	6.125%	6/2/2034	GBP	8,050	11,020
Electricite de France SA	4.750%	10/12/2034	EUR	5,700	7,097
Electricite de France SA	4.573%	2/6/2035	CAD	4,000	2,863
Electricite de France SA	1.875%	10/13/2036	EUR	10,400	9,852
Electricite de France SA	5.500%	3/27/2037	GBP	4,600	5,842
Electricite de France SA	4.500%	11/12/2040	EUR	1,900	2,262
Electricite de France SA	5.500%	10/17/2041	GBP	11,500	13,983
Electricite de France SA	4.625%	1/25/2043	EUR	4,800	5,577
Electricite de France SA	4.750%	6/17/2044	EUR	2,000	2,333
Electricite de France SA	2.000%	12/9/2049	EUR	6,800	4,786
Electricite de France SA	5.125%	9/22/2050	GBP	3,000	3,285
Electricite de France SA	5.777%	5/17/2054	CAD	2,500	1,861
Electricite de France SA	6.500%	11/8/2064	GBP	3,000	3,897
Electricite de France SA	6.000%	1/23/2114	GBP	5,100	5,987
Engie SA	0.000%	3/4/2027	EUR	2,000	2,237
Engie SA	0.375%	6/11/2027	EUR	8,200	9,160
Engie SA	1.500%	3/27/2028	EUR	5,000	5,632
Engie SA	1.750%	3/27/2028	EUR	7,600	8,614
Engie SA	1.375%	6/22/2028	EUR	10,700	12,008
Engie SA	7.000%	10/30/2028	GBP	2,750	3,878
Engie SA	3.500%	9/27/2029	EUR	9,000	10,655
Engie SA	0.375%	10/26/2029	EUR	1,000	1,051
Engie SA	3.625%	1/11/2030	EUR	3,500	4,157
Engie SA	2.125%	3/30/2032	EUR	6,100	6,599
Engie SA	1.875%	9/19/2033	EUR	1,200	1,238
Engie SA	4.250%	9/6/2034	EUR	5,000	6,038
Engie SA	4.000%	1/11/2035	EUR	6,300	7,494
Engie SA	1.500%	3/13/2035	EUR	5,000	4,838
Engie SA	1.000%	10/26/2036	EUR	3,500	3,054
Engie SA	2.000%	9/28/2037	EUR	3,600	3,440
Engie SA	1.375%	6/21/2039	EUR	4,800	4,009
Engie SA	1.250%	10/24/2041	EUR	4,500	3,420
Engie SA	4.500%	9/6/2042	EUR	5,400	6,355
Engie SA	4.250%	1/11/2043	EUR	2,000	2,274
Engie SA	5.625%	4/3/2053	GBP	1,000	1,208
Engie SA	5.000%	10/1/2060	GBP	3,550	3,905
Engie SA	5.950%	3/16/2111	EUR	1,625	2,442
Engie SA	1.500%	Perpetual	EUR	7,500	8,372
Engie SA	1.875%	Perpetual	EUR	4,000	4,200
Engie SA	5.125%	Perpetual	EUR	5,000	6,144
EssilorLuxottica SA	0.500%	6/5/2028	EUR	10,200	11,243
Gecina SA	1.375%	6/30/2027	EUR	100	113
Gecina SA	1.375%	1/26/2028	EUR	1,700	1,913
Gecina SA	1.000%	1/30/2029	EUR	1,100	1,204
Gecina SA	2.000%	6/30/2032	EUR	4,400	4,716
Gecina SA	0.875%	1/25/2033	EUR	4,000	3,897
Gecina SA	3.375%	8/4/2035	EUR	5,000	5,684
Gecina SA	0.875%	6/30/2036	EUR	3,600	3,158
19

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
GELF Bond Issuer I SA	1.125%	7/18/2029	EUR	2,104	2,266
GELF Bond Issuer I SA	3.625%	11/27/2031	EUR	1,100	1,282
Groupe des Assurances du Credit Mutuel SADIR	3.750%	4/30/2029	EUR	1,800	2,129
Groupe des Assurances du Credit Mutuel SADIR	1.850%	4/21/2042	EUR	2,700	2,764
Groupe VYV	1.625%	7/2/2029	EUR	2,000	2,187
HSBC Continental Europe SA	0.100%	9/3/2027	EUR	5,100	5,642
ICADE	1.625%	2/28/2028	EUR	2,000	2,253
ICADE	1.000%	1/19/2030	EUR	1,400	1,467
ICADE	0.625%	1/18/2031	EUR	3,700	3,679
Imerys SA	1.000%	7/15/2031	EUR	2,500	2,508
In'li SA	1.125%	7/2/2029	EUR	1,000	1,075
ITM Entreprises SASU	5.750%	7/22/2029	EUR	2,500	3,113
JCDecaux SE	2.625%	4/24/2028	EUR	2,500	2,886
JCDecaux SE	5.000%	1/11/2029	EUR	1,500	1,834
JCDecaux SE	1.625%	2/7/2030	EUR	2,300	2,512
Kering SA	3.250%	2/27/2029	EUR	9,000	10,533
Kering SA	3.625%	9/5/2031	EUR	9,000	10,639
Kering SA	5.000%	11/23/2032	GBP	7,500	9,903
Kering SA	3.375%	2/27/2033	EUR	9,000	10,382
Kering SA	3.625%	3/11/2036	EUR	2,500	2,843
Klepierre SA	1.375%	2/16/2027	EUR	3,300	3,760
Klepierre SA	2.000%	5/12/2029	EUR	2,100	2,354
Klepierre SA	0.625%	7/1/2030	EUR	6,800	7,071
Klepierre SA	0.875%	2/17/2031	EUR	1,900	1,976
Klepierre SA	1.250%	9/29/2031	EUR	2,300	2,397
Klepierre SA	1.625%	12/13/2032	EUR	1,500	1,567
Klepierre SA	3.875%	9/23/2033	EUR	2,300	2,740
La Banque Postale Home Loan SFH SA	0.625%	6/23/2027	EUR	6,350	7,133
La Banque Postale Home Loan SFH SA	0.875%	2/7/2028	EUR	4,500	5,016
La Banque Postale Home Loan SFH SA	1.000%	10/4/2028	EUR	2,500	2,769
La Banque Postale Home Loan SFH SA	3.125%	2/19/2029	EUR	10,000	11,746
La Banque Postale Home Loan SFH SA	0.010%	10/22/2029	EUR	23,600	24,584
La Banque Postale SA	1.000%	2/9/2028	EUR	10,000	11,299
La Banque Postale SA	3.000%	6/9/2028	EUR	3,800	4,405
La Banque Postale SA	2.000%	7/13/2028	EUR	4,700	5,335
La Banque Postale SA	1.375%	4/24/2029	EUR	5,000	5,493
La Banque Postale SA	3.500%	6/13/2030	EUR	7,700	9,124
La Banque Postale SA	0.750%	8/2/2032	EUR	2,400	2,669
La Banque Postale SA	5.500%	3/5/2034	EUR	2,500	3,067
La Poste SA	0.375%	9/17/2027	EUR	10,100	11,256
La Poste SA	1.375%	4/21/2032	EUR	18,200	18,830
La Poste SA	4.000%	6/12/2035	EUR	4,200	5,050
Legrand SA	3.625%	5/29/2029	EUR	7,000	8,320
Legrand SA	3.500%	6/26/2034	EUR	3,000	3,514
LVMH Moet Hennessy Louis Vuitton SE	1.125%	2/11/2027	GBP	4,400	5,578
LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/2028	EUR	5,000	5,496
LVMH Moet Hennessy Louis Vuitton SE	3.250%	9/7/2029	EUR	4,000	4,729
LVMH Moet Hennessy Louis Vuitton SE	0.375%	2/11/2031	EUR	4,600	4,723
LVMH Moet Hennessy Louis Vuitton SE	3.500%	9/7/2033	EUR	23,200	27,643
LVMH Moet Hennessy Louis Vuitton SE	3.500%	10/5/2034	EUR	10,000	11,825
Malakoff Humanis Prevoyance	4.500%	6/20/2035	EUR	3,000	3,553
Mercialys SA	2.500%	2/28/2029	EUR	1,400	1,592
MMS USA Holdings Inc.	1.250%	6/13/2028	EUR	2,100	2,345
MMS USA Holdings Inc.	1.750%	6/13/2031	EUR	2,600	2,800
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal	2.125%	6/21/2052	EUR	1,500	1,528
Mutuelle Assurance Travailleur Mutualiste SAM	4.625%	2/23/2036	EUR	1,800	2,158
Nerval SAS	2.875%	4/14/2032	EUR	3,800	4,204
Orange SA	0.875%	2/3/2027	EUR	900	1,019
Orange SA	1.250%	7/7/2027	EUR	4,000	4,528
Orange SA	1.375%	3/20/2028	EUR	18,400	20,694
Orange SA	8.125%	11/20/2028	GBP	3,316	4,832
Orange SA	2.000%	1/15/2029	EUR	2,000	2,268
Orange SA	1.375%	1/16/2030	EUR	13,100	14,313
Orange SA	1.875%	9/12/2030	EUR	16,900	18,686
Orange SA	3.625%	11/16/2031	EUR	5,000	5,974
Orange SA	1.625%	4/7/2032	EUR	5,000	5,291
Orange SA	2.375%	5/18/2032	EUR	4,000	4,429
Orange SA	0.500%	9/4/2032	EUR	3,800	3,690
Orange SA	8.125%	1/28/2033	EUR	362	548
Orange SA	0.625%	12/16/2033	EUR	10,700	10,008
20

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Orange SA	5.625%	1/23/2034	GBP	1,700	2,350
Orange SA	1.200%	7/11/2034	EUR	2,000	1,922
Orange SA	3.250%	1/17/2035	EUR	5,000	5,692
Orange SA	1.375%	Perpetual	EUR	1,900	2,045
Orange SA	1.750%	Perpetual	EUR	1,300	1,437
Orange SA	4.500%	Perpetual	EUR	7,000	8,396
Orange SA	5.375%	Perpetual	EUR	17,800	22,057
Orano SA	4.000%	3/12/2031	EUR	5,000	5,950
Pernod Ricard SA	3.250%	11/2/2028	EUR	5,000	5,880
Pernod Ricard SA	1.375%	4/7/2029	EUR	3,300	3,636
Pernod Ricard SA	0.125%	10/4/2029	EUR	1,000	1,042
Pernod Ricard SA	1.750%	4/8/2030	EUR	2,600	2,862
Pernod Ricard SA	3.375%	11/7/2030	EUR	5,000	5,861
Pernod Ricard SA	0.875%	10/24/2031	EUR	4,000	4,049
Pernod Ricard SA	3.750%	9/15/2033	EUR	5,000	5,901
Pernod Ricard SA	3.625%	5/7/2034	EUR	7,000	8,134
Praemia Healthcare SACA	0.875%	11/4/2029	EUR	4,600	4,868
PSA Tresorerie GIE	6.000%	9/19/2033	EUR	4,024	5,299
RCI Banque SA	1.125%	1/15/2027	EUR	3,900	4,418
RCI Banque SA	4.500%	4/6/2027	EUR	5,000	5,887
RCI Banque SA	4.750%	7/6/2027	EUR	4,000	4,742
RCI Banque SA	4.875%	6/14/2028	EUR	4,000	4,812
RCI Banque SA	4.875%	10/2/2029	EUR	17,000	20,740
RCI Banque SA	3.875%	9/30/2030	EUR	5,000	5,894
RCI Banque SA	4.125%	4/4/2031	EUR	3,000	3,558
RTE Reseau de Transport d'Electricite SADIR	0.000%	9/9/2027	EUR	11,100	12,254
RTE Reseau de Transport d'Electricite SADIR	2.750%	6/20/2029	EUR	500	577
RTE Reseau de Transport d'Electricite SADIR	1.500%	9/27/2030	EUR	2,500	2,695
RTE Reseau de Transport d'Electricite SADIR	0.750%	1/12/2034	EUR	5,000	4,665
RTE Reseau de Transport d'Electricite SADIR	3.750%	7/4/2035	EUR	11,900	13,961
RTE Reseau de Transport d'Electricite SADIR	2.000%	4/18/2036	EUR	3,100	3,076
RTE Reseau de Transport d'Electricite SADIR	1.875%	10/23/2037	EUR	5,000	4,747
RTE Reseau de Transport d'Electricite SADIR	1.125%	7/8/2040	EUR	7,500	5,986
SCOR SE	3.625%	5/27/2048	EUR	4,900	5,708
SCOR SE	1.375%	9/17/2051	EUR	2,200	2,250
SNCF Reseau	1.125%	5/25/2030	EUR	14,300	15,281
Societe Fonciere Lyonnaise SA	1.500%	6/5/2027	EUR	1,900	2,156
Societe Fonciere Lyonnaise SA	0.500%	4/21/2028	EUR	1,900	2,087
Societe Generale SA	0.750%	1/25/2027	EUR	8,600	9,711
Societe Generale SA	0.847%	5/26/2027	JPY	1,000,000	6,372
Societe Generale SA	4.125%	6/2/2027	EUR	5,000	5,911
Societe Generale SA	0.250%	7/8/2027	EUR	7,500	8,337
Societe Generale SA	1.250%	12/7/2027	GBP	3,700	4,566
Societe Generale SA	2.125%	9/27/2028	EUR	8,600	9,776
Societe Generale SA	1.750%	3/22/2029	EUR	4,500	5,004
Societe Generale SA	0.500%	6/12/2029	EUR	9,100	9,900
Societe Generale SA	1.250%	6/12/2030	EUR	4,200	4,476
Societe Generale SA	3.625%	11/13/2030	EUR	10,000	11,765
Societe Generale SA	4.250%	12/6/2030	EUR	12,000	14,464
Societe Generale SA	4.875%	11/21/2031	EUR	10,000	12,384
Societe Generale SA	5.750%	1/22/2032	GBP	7,000	9,458
Societe Generale SA	4.250%	11/16/2032	EUR	4,000	4,925
Societe Generale SA	5.625%	6/2/2033	EUR	3,000	3,832
Societe Generale SA	6.250%	6/22/2033	GBP	2,000	2,823
Societe Generale SA	4.125%	5/14/2036	EUR	5,000	5,919
Societe Generale SFH SA	0.750%	1/19/2028	EUR	5,000	5,568
Societe Generale SFH SA	1.375%	5/5/2028	EUR	12,500	14,058
Societe Generale SFH SA	0.125%	2/2/2029	EUR	21,900	23,397
Societe Generale SFH SA	0.010%	2/5/2031	EUR	10,400	10,379
Sodexo SA	0.750%	4/14/2027	EUR	5,914	6,696
Sodexo SA	1.750%	6/26/2028	GBP	4,090	5,029
Sodexo SA	1.000%	4/27/2029	EUR	3,700	4,037
Sogecap SA	6.500%	5/16/2044	EUR	2,900	3,828
Suez SACA	2.375%	5/24/2030	EUR	1,600	1,797
Suez SACA	5.000%	11/3/2032	EUR	1,500	1,887
Suez SACA	2.875%	5/24/2034	EUR	7,400	8,022
Suez SACA	6.625%	10/5/2043	GBP	5,000	6,925
TDF Infrastructure SASU	5.625%	7/21/2028	EUR	1,000	1,222
TDF Infrastructure SASU	1.750%	12/1/2029	EUR	6,700	7,308
TDF Infrastructure SASU	4.125%	10/23/2031	EUR	3,000	3,525
21

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Teleperformance SE	3.750%	6/24/2029	EUR	2,000	2,363
Teleperformance SE	5.750%	11/22/2031	EUR	5,000	6,301
Terega SA	0.875%	9/17/2030	EUR	2,500	2,596
Thales SA	4.250%	10/18/2031	EUR	5,000	6,173
TotalEnergies Capital Canada Ltd.	2.125%	9/18/2029	EUR	6,700	7,572
TotalEnergies Capital International SA	1.491%	4/8/2027	EUR	3,000	3,420
TotalEnergies Capital International SA	0.696%	5/31/2028	EUR	12,400	13,703
TotalEnergies Capital International SA	3.075%	7/1/2031	EUR	15,000	17,432
TotalEnergies Capital International SA	1.994%	4/8/2032	EUR	3,200	3,470
TotalEnergies Capital International SA	1.618%	5/18/2040	EUR	10,000	8,648
TotalEnergies SE	1.625%	Perpetual	EUR	6,316	7,067
TotalEnergies SE	2.000%	Perpetual	EUR	19,309	20,798
TotalEnergies SE	2.000%	Perpetual	EUR	4,000	4,549
TotalEnergies SE	2.125%	Perpetual	EUR	10,219	10,470
TotalEnergies SE	3.250%	Perpetual	EUR	5,000	5,199
Unibail-Rodamco-Westfield SE	1.000%	2/27/2027	EUR	1,800	2,039
Unibail-Rodamco-Westfield SE	0.750%	10/25/2028	EUR	1,900	2,077
Unibail-Rodamco-Westfield SE	1.500%	5/29/2029	EUR	200	220
Unibail-Rodamco-Westfield SE	1.375%	4/15/2030	EUR	3,815	4,111
Unibail-Rodamco-Westfield SE	1.875%	1/15/2031	EUR	10,500	11,349
Unibail-Rodamco-Westfield SE	1.375%	12/4/2031	EUR	6,100	6,239
Unibail-Rodamco-Westfield SE	0.875%	3/29/2032	EUR	6,300	6,169
Unibail-Rodamco-Westfield SE	2.000%	6/29/2032	EUR	1,200	1,257
Unibail-Rodamco-Westfield SE	1.375%	5/25/2033	EUR	2,200	2,162
Unibail-Rodamco-Westfield SE	2.000%	4/28/2036	EUR	7,113	6,863
Unibail-Rodamco-Westfield SE	2.250%	5/14/2038	EUR	2,400	2,321
Unibail-Rodamco-Westfield SE	1.750%	7/1/2049	EUR	1,700	1,177
Veolia Environnement SA	4.625%	3/30/2027	EUR	5,100	6,057
Veolia Environnement SA	1.250%	4/2/2027	EUR	10,200	11,580
Veolia Environnement SA	1.590%	1/10/2028	EUR	3,000	3,396
Veolia Environnement SA	1.250%	4/15/2028	EUR	2,100	2,355
Veolia Environnement SA	0.927%	1/4/2029	EUR	2,500	2,731
Veolia Environnement SA	1.500%	4/3/2029	EUR	800	885
Veolia Environnement SA	1.940%	1/7/2030	EUR	5,000	5,564
Veolia Environnement SA	1.625%	9/17/2030	EUR	400	435
Veolia Environnement SA	5.375%	12/2/2030	GBP	600	818
Veolia Environnement SA	0.500%	10/14/2031	EUR	2,700	2,674
Veolia Environnement SA	0.800%	1/15/2032	EUR	7,800	7,814
Veolia Environnement SA	3.324%	6/17/2032	EUR	5,000	5,799
Veolia Environnement SA	6.125%	11/25/2033	EUR	2,244	3,078
Veolia Environnement SA	1.250%	5/14/2035	EUR	5,000	4,689
Vinci SA	1.625%	1/18/2029	EUR	7,200	8,075
Vinci SA	1.750%	9/26/2030	EUR	3,400	3,727
Vinci SA	0.500%	1/9/2032	EUR	11,200	11,102
Vinci SA	2.750%	9/15/2034	GBP	2,600	2,938
Wendel SE	1.000%	6/1/2031	EUR	7,800	7,926
Westfield America Management Ltd.	2.625%	3/30/2029	GBP	2,100	2,582
					3,601,308
Germany (2.4%)
Aareal Bank AG	0.250%	11/23/2027	EUR	1,000	1,100
Aareal Bank AG	0.750%	4/18/2028	EUR	2,100	2,311
Aareal Bank AG	0.010%	9/15/2028	EUR	7,100	7,649
Aareal Bank AG	3.250%	5/17/2029	EUR	20,000	23,619
Aareal Bank AG	2.750%	10/8/2030	EUR	5,000	5,773
Aareal Bank AG	3.000%	8/5/2031	EUR	10,100	11,780
Allianz Finance II BV	3.000%	3/13/2028	EUR	1,400	1,637
Allianz Finance II BV	0.500%	1/14/2031	EUR	11,700	12,098
Allianz Finance II BV	4.500%	3/13/2043	GBP	3,000	3,511
Allianz SE	4.597%	9/7/2038	EUR	7,000	8,409
Allianz SE	1.301%	9/25/2049	EUR	2,000	2,150
Allianz SE	2.121%	7/8/2050	EUR	12,000	13,143
Allianz SE	4.252%	7/5/2052	EUR	6,900	8,232
Allianz SE	5.824%	7/25/2053	EUR	8,300	10,819
Amprion GmbH	3.450%	9/22/2027	EUR	18,000	21,053
Amprion GmbH	3.125%	8/27/2030	EUR	7,000	8,153
Amprion GmbH	3.971%	9/22/2032	EUR	2,000	2,409
Amprion GmbH	0.625%	9/23/2033	EUR	10,100	9,487
Amprion GmbH	4.125%	9/7/2034	EUR	5,000	6,051
Amprion GmbH	4.000%	5/21/2044	EUR	5,000	5,628
22

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Aroundtown SA	0.375%	4/15/2027	EUR	12,800	14,258
Aroundtown SA	4.800%	7/16/2029	EUR	3,000	3,625
Aroundtown SA	3.000%	10/16/2029	GBP	1,983	2,419
Aroundtown SA	3.500%	5/13/2030	EUR	6,400	7,361
Aroundtown SA	3.625%	4/10/2031	GBP	1,100	1,336
BASF SE	4.000%	3/8/2029	EUR	3,000	3,614
BASF SE	1.500%	5/22/2030	EUR	2,099	2,317
BASF SE	1.500%	3/17/2031	EUR	2,800	2,998
BASF SE	4.250%	3/8/2032	EUR	10,000	12,245
BASF SE	1.450%	12/13/2032	EUR	8,400	8,598
Bausparkasse Schwaebisch Hall AG	2.000%	5/17/2034	EUR	20,200	21,673
Bayer AG	0.750%	1/6/2027	EUR	6,500	7,347
Bayer AG	1.125%	1/6/2030	EUR	4,900	5,244
Bayer AG	0.625%	7/12/2031	EUR	4,400	4,408
Bayer AG	1.375%	7/6/2032	EUR	13,600	13,866
Bayer AG	4.625%	5/26/2033	EUR	2,500	3,083
Bayer AG	1.000%	1/12/2036	EUR	4,400	3,839
Bayer Capital Corp. BV	2.125%	12/15/2029	EUR	10,100	11,289
Bayerische Landesbank	4.375%	9/21/2028	EUR	2,500	3,013
Bayerische Landesbank	3.000%	5/22/2029	EUR	12,500	14,713
Bayerische Landesbank	0.050%	4/30/2031	EUR	14,000	14,062
Bertelsmann SE & Co. KGaA	2.000%	4/1/2028	EUR	4,000	4,566
Bertelsmann SE & Co. KGaA	3.500%	5/29/2029	EUR	7,500	8,859
Bertelsmann SE & Co. KGaA	1.500%	5/15/2030	EUR	5,000	5,449
BMW Canada Inc.	4.410%	2/10/2027	CAD	1,200	872
BMW Finance NV	3.250%	11/22/2026	EUR	1,000	1,164
BMW Finance NV	0.375%	1/14/2027	EUR	3,686	4,154
BMW Finance NV	1.500%	2/6/2029	EUR	12,112	13,495
BMW Finance NV	3.250%	5/20/2031	EUR	11,000	12,824
BMW Finance NV	0.200%	1/11/2033	EUR	2,455	2,333
BMW Finance NV	3.625%	5/22/2035	EUR	2,000	2,330
BMW International Investment BV	3.375%	8/27/2034	EUR	10,250	11,770
BMW US Capital LLC	3.375%	2/2/2034	EUR	10,000	11,497
Brenntag Finance BV	0.500%	10/6/2029	EUR	6,000	6,344
Commerzbank AG	0.500%	12/4/2026	EUR	7,686	8,697
Commerzbank AG	0.875%	1/22/2027	EUR	2,500	2,830
Commerzbank AG	2.500%	2/25/2028	EUR	15,000	17,386
Commerzbank AG	4.625%	3/21/2028	EUR	7,200	8,537
Commerzbank AG	3.375%	8/28/2028	EUR	16,984	20,160
Commerzbank AG	3.125%	4/20/2029	EUR	18,000	21,265
Commerzbank AG	2.625%	9/3/2029	EUR	21,472	24,919
Commerzbank AG	5.125%	1/18/2030	EUR	6,000	7,392
Commerzbank AG	0.010%	3/11/2030	EUR	4,612	4,776
Commerzbank AG	4.625%	1/17/2031	EUR	7,500	9,185
Commerzbank AG	3.625%	1/14/2032	EUR	10,000	11,790
Commerzbank AG	4.000%	7/16/2032	EUR	7,000	8,384
Commerzbank AG	3.125%	6/13/2033	EUR	5,000	5,902
Commerzbank AG	6.750%	10/5/2033	EUR	11,000	13,869
Commerzbank AG	1.250%	1/9/2034	EUR	3,587	3,657
Commerzbank AG	3.000%	3/13/2034	EUR	10,000	11,653
Commerzbank AG	3.875%	9/2/2036	EUR	5,000	5,835
Commerzbank AG	4.125%	2/20/2037	EUR	5,000	5,894
Commerzbank AG	4.125%	6/30/2037	EUR	5,000	5,874
Continental AG	3.625%	11/30/2027	EUR	2,500	2,937
Continental AG	3.500%	10/1/2029	EUR	5,000	5,909
Covestro AG	1.375%	6/12/2030	EUR	2,000	2,143
Daimler Truck Finance Canada Inc.	2.460%	12/15/2026	CAD	1,496	1,063
Daimler Truck International Finance BV	1.625%	4/6/2027	EUR	13,000	14,824
Daimler Truck International Finance BV	3.875%	6/19/2029	EUR	2,000	2,399
DekaBank Deutsche Girozentrale	0.300%	11/20/2026	EUR	2,600	2,932
Deutsche Apotheker-und Aerztebank eG	0.750%	7/5/2028	EUR	9,900	10,919
Deutsche Bahn AG	0.500%	4/9/2027	EUR	2,880	3,241
Deutsche Bahn AG	1.125%	12/18/2028	EUR	15,000	16,644
Deutsche Bahn AG	2.750%	3/19/2029	EUR	1,794	2,095
Deutsche Bahn AG	1.375%	3/28/2031	EUR	6,036	6,522
Deutsche Bahn AG	0.200%	5/20/2033	CHF	4,485	5,349
Deutsche Bahn AG	1.625%	8/16/2033	EUR	5,021	5,266
Deutsche Bahn AG	0.750%	7/16/2035	EUR	7,161	6,601
Deutsche Bahn AG	0.625%	4/15/2036	EUR	17,705	15,716
Deutsche Bahn AG	1.375%	4/16/2040	EUR	5,183	4,499
23

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Deutsche Bahn AG	0.625%	12/8/2050	EUR	10,981	6,165
Deutsche Bahn AG	1.125%	5/29/2051	EUR	3,006	1,894
Deutsche Bank AG	1.625%	1/20/2027	EUR	13,600	15,515
Deutsche Bank AG	1.875%	2/23/2028	EUR	5,000	5,712
Deutsche Bank AG	3.250%	5/24/2028	EUR	7,000	8,152
Deutsche Bank AG	0.250%	8/31/2028	EUR	2,561	2,784
Deutsche Bank AG	5.375%	1/11/2029	EUR	3,000	3,650
Deutsche Bank AG	3.375%	3/13/2029	EUR	10,700	12,710
Deutsche Bank AG	4.125%	4/4/2030	EUR	5,000	5,973
Deutsche Bank AG	1.750%	11/19/2030	EUR	8,500	9,326
Deutsche Bank AG	6.125%	12/12/2030	GBP	7,000	9,649
Deutsche Bank AG	1.375%	2/17/2032	EUR	15,500	16,262
Deutsche Bank AG	4.000%	6/24/2032	EUR	8,100	9,466
Deutsche Bank AG	4.500%	7/12/2035	EUR	8,000	9,801
Deutsche Boerse AG	1.125%	3/26/2028	EUR	2,124	2,386
Deutsche Boerse AG	1.500%	4/4/2032	EUR	3,200	3,386
Deutsche Boerse AG	3.875%	9/28/2033	EUR	4,000	4,849
Deutsche Kreditbank AG	3.000%	1/31/2035	EUR	10,000	11,601
Deutsche Lufthansa AG	2.875%	5/16/2027	EUR	16,500	19,089
Deutsche Lufthansa AG	3.750%	2/11/2028	EUR	12,000	14,098
Deutsche Pfandbriefbank AG	0.625%	8/30/2027	EUR	15,300	17,120
Deutsche Pfandbriefbank AG	2.875%	1/24/2028	EUR	7,500	8,732
Deutsche Pfandbriefbank AG	2.375%	5/29/2028	EUR	3,125	3,593
Deutsche Post AG	1.625%	12/5/2028	EUR	4,265	4,807
Deutsche Post AG	0.750%	5/20/2029	EUR	7,182	7,804
Deutsche Post AG	3.375%	7/3/2033	EUR	5,000	5,945
Deutsche Post AG	3.500%	3/25/2036	EUR	10,000	11,600
Deutsche Telekom AG	0.500%	7/5/2027	EUR	14,064	15,776
Deutsche Telekom AG	1.750%	3/25/2031	EUR	2,500	2,757
Deutsche Telekom AG	3.125%	2/6/2034	GBP	934	1,100
Deutsche Telekom AG	3.250%	3/20/2036	EUR	5,000	5,724
Deutsche Telekom AG	2.250%	3/29/2039	EUR	2,177	2,157
Deutsche Telekom AG	3.625%	2/3/2045	EUR	7,000	7,606
Deutsche Telekom AG	1.750%	12/9/2049	EUR	3,523	2,631
Deutsche Telekom International Finance BV	1.375%	1/30/2027	EUR	649	741
Deutsche Telekom International Finance BV	3.250%	1/17/2028	EUR	75	88
Deutsche Telekom International Finance BV	1.500%	4/3/2028	EUR	4,285	4,840
Deutsche Telekom International Finance BV	8.875%	11/27/2028	GBP	3,961	5,897
Deutsche Telekom International Finance BV	2.250%	4/13/2029	GBP	1,868	2,315
Deutsche Telekom International Finance BV	2.000%	12/1/2029	EUR	4,458	5,050
Deutsche Telekom International Finance BV	7.500%	1/24/2033	EUR	2,715	4,003
Deutsche Wohnen SE	1.500%	4/30/2030	EUR	3,000	3,227
Deutsche Wohnen SE	1.300%	4/7/2041	EUR	900	725
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	EUR	2,000	2,381
DZ HYP AG	0.500%	4/1/2027	EUR	2,500	2,816
DZ HYP AG	0.625%	8/30/2027	EUR	5,000	5,605
DZ HYP AG	0.875%	3/22/2028	EUR	9,245	10,316
DZ HYP AG	0.875%	1/30/2029	EUR	5,124	5,633
DZ HYP AG	0.010%	4/20/2029	EUR	17,577	18,671
DZ HYP AG	0.050%	6/29/2029	EUR	5,124	5,425
DZ HYP AG	0.875%	1/18/2030	EUR	16,100	17,398
DZ HYP AG	0.010%	3/29/2030	EUR	12,731	13,177
DZ HYP AG	1.625%	5/30/2031	EUR	4,438	4,857
DZ HYP AG	2.750%	2/27/2032	EUR	10,000	11,574
DZ HYP AG	3.250%	5/31/2033	EUR	10,000	11,887
DZ HYP AG	3.000%	5/31/2035	EUR	3,000	3,473
E.ON International Finance BV	1.250%	10/19/2027	EUR	6,537	7,378
E.ON International Finance BV	1.500%	7/31/2029	EUR	11,962	13,293
E.ON International Finance BV	6.250%	6/3/2030	GBP	10,966	15,435
E.ON International Finance BV	4.750%	1/31/2034	GBP	2,600	3,329
E.ON International Finance BV	5.875%	10/30/2037	GBP	3,550	4,763
E.ON International Finance BV	6.750%	1/27/2039	GBP	600	862
E.ON International Finance BV	6.125%	7/6/2039	GBP	1,500	2,030
E.ON SE	0.375%	9/29/2027	EUR	4,561	5,075
E.ON SE	3.500%	1/12/2028	EUR	3,000	3,536
E.ON SE	0.750%	2/20/2028	EUR	1,299	1,443
E.ON SE	3.750%	3/1/2029	EUR	10,000	11,951
E.ON SE	1.625%	5/22/2029	EUR	9,016	10,076
E.ON SE	0.350%	2/28/2030	EUR	4,783	5,026
E.ON SE	1.625%	3/29/2031	EUR	9,218	9,999
24

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
E.ON SE	0.625%	11/7/2031	EUR	5,864	5,943
E.ON SE	3.500%	4/16/2033	EUR	8,400	9,867
E.ON SE	0.875%	10/18/2034	EUR	1,900	1,824
E.ON SE	3.875%	1/12/2035	EUR	1,500	1,804
E.ON SE	3.750%	1/15/2036	EUR	2,000	2,355
E.ON SE	3.500%	10/26/2037	EUR	4,400	5,058
E.ON SE	4.000%	1/16/2040	EUR	6,000	7,011
E.ON SE	4.125%	3/25/2044	EUR	6,500	7,512
EnBW Energie Baden-Wuerttemberg AG	1.625%	8/5/2079	EUR	5,500	6,186
EnBW Energie Baden-Wuerttemberg AG	1.375%	8/31/2081	EUR	4,000	4,392
EnBW International Finance BV	0.250%	10/19/2030	EUR	5,619	5,752
EnBW International Finance BV	0.500%	3/1/2033	EUR	3,000	2,883
EnBW International Finance BV	4.300%	5/23/2034	EUR	19,300	23,662
EnBW International Finance BV	6.125%	7/7/2039	EUR	2,195	3,145
Eurogrid GmbH	1.500%	4/18/2028	EUR	8,100	9,103
Eurogrid GmbH	3.598%	2/1/2029	EUR	6,000	7,103
Eurogrid GmbH	3.722%	4/27/2030	EUR	9,400	11,196
Eurogrid GmbH	1.113%	5/15/2032	EUR	6,000	6,052
Eurogrid GmbH	0.741%	4/21/2033	EUR	4,600	4,397
Eurogrid GmbH	3.915%	2/1/2034	EUR	7,000	8,333
Eurogrid GmbH	3.732%	10/18/2035	EUR	1,900	2,206
EWE AG	0.250%	6/8/2028	EUR	2,000	2,172
EWE AG	0.375%	10/22/2032	EUR	2,592	2,456
Fresenius Finance Ireland plc	2.125%	2/1/2027	EUR	3,000	3,447
Fresenius Finance Ireland plc	0.500%	10/1/2028	EUR	6,365	6,941
Fresenius Finance Ireland plc	0.875%	10/1/2031	EUR	9,000	9,245
Fresenius Finance Ireland plc	3.000%	1/30/2032	EUR	2,000	2,302
Fresenius Medical Care AG	1.500%	5/29/2030	EUR	2,381	2,578
Fresenius SE & Co. KGaA	1.625%	10/8/2027	EUR	5,124	5,819
Fresenius SE & Co. KGaA	0.750%	1/15/2028	EUR	5,892	6,564
Fresenius SE & Co. KGaA	2.875%	2/15/2029	EUR	3,648	4,261
Fresenius SE & Co. KGaA	5.000%	11/28/2029	EUR	8,100	10,064
Fresenius SE & Co. KGaA	1.125%	1/28/2033	EUR	7,000	7,039
Grand City Properties SA	0.125%	1/11/2028	EUR	2,500	2,718
Grand City Properties SA	4.375%	1/9/2030	EUR	1,900	2,282
Hamburg Commercial Bank AG	0.010%	1/19/2027	EUR	2,300	2,580
Hamburg Commercial Bank AG	3.375%	2/1/2028	EUR	10,070	11,860
Hannover Rueck SE	1.125%	10/9/2039	EUR	1,700	1,815
Hannover Rueck SE	5.875%	8/26/2043	EUR	10,000	13,083
Heidelberg Materials AG	3.750%	5/31/2032	EUR	7,000	8,357
Heidelberg Materials Finance Luxembourg SA	1.125%	12/1/2027	EUR	6,627	7,444
Heidelberg Materials Finance Luxembourg SA	4.875%	11/21/2033	EUR	11,500	14,491
Henkel AG & Co. KGaA	0.500%	11/17/2032	EUR	2,500	2,447
HOCHTIEF AG	0.625%	4/26/2029	EUR	4,002	4,299
HOWOGE Wohnungs-baugesellschaft mbH	0.625%	11/1/2028	EUR	4,100	4,436
HOWOGE Wohnungs-baugesellschaft mbH	1.125%	11/1/2033	EUR	2,100	2,031
Infineon Technologies AG	1.625%	6/24/2029	EUR	2,100	2,331
Infineon Technologies AG	2.000%	6/24/2032	EUR	2,200	2,365
Infineon Technologies AG	3.625%	Perpetual	EUR	3,000	3,486
ING-DiBa AG	0.125%	5/23/2027	EUR	2,500	2,793
ING-DiBa AG	2.750%	9/9/2029	EUR	10,000	11,661
ING-DiBa AG	1.250%	10/9/2033	EUR	5,200	5,318
ING-DiBa AG	1.000%	5/23/2039	EUR	9,700	8,375
K&S AG	4.250%	6/19/2029	EUR	4,800	5,754
Landesbank Baden-Wuerttemberg	0.375%	2/18/2027	EUR	17,800	19,994
Landesbank Baden-Wuerttemberg	0.010%	7/16/2027	EUR	22,287	24,763
Landesbank Baden-Wuerttemberg	1.125%	10/25/2027	EUR	100	112
Landesbank Baden-Wuerttemberg	2.625%	11/12/2027	EUR	15,174	17,627
Landesbank Baden-Wuerttemberg	0.010%	1/24/2028	EUR	6,348	6,966
Landesbank Baden-Wuerttemberg	0.375%	2/28/2028	EUR	4,000	4,393
Landesbank Baden-Wuerttemberg	0.010%	7/7/2028	EUR	18,080	19,622
Landesbank Baden-Wuerttemberg	0.010%	9/18/2028	EUR	4,207	4,541
Landesbank Baden-Wuerttemberg	2.375%	10/31/2028	EUR	16,062	18,539
Landesbank Baden-Wuerttemberg	2.625%	2/5/2029	EUR	10,000	11,619
Landesbank Baden-Wuerttemberg	0.375%	5/7/2029	EUR	1,500	1,594
Landesbank Baden-Wuerttemberg	0.125%	1/18/2030	EUR	10,000	10,453
Landesbank Baden-Wuerttemberg	1.750%	5/10/2032	EUR	9,000	9,785
Landesbank Baden-Wuerttemberg	0.250%	5/19/2033	EUR	6,673	6,356
Landesbank Hessen-Thueringen Girozentrale	0.625%	1/12/2027	EUR	4,000	4,529
Landesbank Hessen-Thueringen Girozentrale	0.010%	7/19/2027	EUR	22,500	25,011
25

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Landesbank Hessen-Thueringen Girozentrale	3.500%	8/31/2027	EUR	12,500	14,747
Landesbank Hessen-Thueringen Girozentrale	2.250%	9/15/2028	EUR	15,000	17,264
Landesbank Hessen-Thueringen Girozentrale	4.000%	2/4/2030	EUR	5,000	6,045
Landesbank Hessen-Thueringen Girozentrale	0.500%	1/19/2037	EUR	4,000	3,439
LANXESS AG	1.750%	3/22/2028	EUR	2,200	2,478
LANXESS AG	0.625%	12/1/2029	EUR	2,200	2,298
LEG Immobilien SE	0.875%	11/28/2027	EUR	4,400	4,879
LEG Immobilien SE	0.875%	1/17/2029	EUR	4,200	4,528
LEG Immobilien SE	1.000%	11/19/2032	EUR	1,800	1,741
LEG Immobilien SE	0.875%	3/30/2033	EUR	1,700	1,588
LEG Immobilien SE	1.500%	1/17/2034	EUR	3,400	3,280
Lloyds Bank GmbH	2.750%	9/10/2029	EUR	6,700	7,788
Lloyds Bank GmbH	2.875%	9/9/2032	EUR	7,500	8,691
Mercedes-Benz Finance Canada Inc.	5.120%	6/27/2028	CAD	1,000	749
Mercedes-Benz Group AG	1.000%	11/15/2027	EUR	5,260	5,910
Mercedes-Benz Group AG	1.375%	5/11/2028	EUR	2,500	2,813
Mercedes-Benz Group AG	0.750%	2/8/2030	EUR	4,612	4,903
Mercedes-Benz Group AG	2.375%	5/22/2030	EUR	2,100	2,386
Mercedes-Benz Group AG	0.750%	9/10/2030	EUR	2,561	2,691
Mercedes-Benz Group AG	2.000%	2/27/2031	EUR	7,219	7,955
Mercedes-Benz Group AG	1.125%	11/6/2031	EUR	5,124	5,332
Mercedes-Benz Group AG	0.750%	3/11/2033	EUR	4,800	4,689
Mercedes-Benz Group AG	2.125%	7/3/2037	EUR	15,182	15,129
Mercedes-Benz International Finance BV	0.375%	11/8/2026	EUR	7,686	8,691
Mercedes-Benz International Finance BV	1.500%	2/9/2027	EUR	4,000	4,564
Mercedes-Benz International Finance BV	0.625%	5/6/2027	EUR	7,686	8,644
Mercedes-Benz International Finance BV	3.700%	5/30/2031	EUR	6,000	7,212
Mercedes-Benz International Finance BV	3.250%	1/10/2032	EUR	1,200	1,402
Merck Financial Services GmbH	2.375%	6/15/2030	EUR	4,500	5,134
Merck Financial Services GmbH	0.875%	7/5/2031	EUR	400	412
Merck KGaA	3.875%	8/27/2054	EUR	3,000	3,507
Muenchener Hypothekenbank eG	0.625%	5/7/2027	EUR	6,661	7,508
Muenchener Hypothekenbank eG	3.000%	8/4/2027	EUR	15,000	17,557
Muenchener Hypothekenbank eG	0.625%	11/10/2027	EUR	7,686	8,588
Muenchener Hypothekenbank eG	0.500%	6/14/2028	CHF	8,000	9,978
Muenchener Hypothekenbank eG	2.500%	7/4/2028	EUR	6,533	7,575
Muenchener Hypothekenbank eG	2.625%	2/3/2031	EUR	6,000	6,931
Muenchener Hypothekenbank eG	1.875%	8/25/2032	EUR	15,000	16,369
Muenchener Hypothekenbank eG	1.000%	4/18/2039	EUR	4,765	4,113
Muenchener Hypothekenbank eG	0.010%	10/19/2039	EUR	6,365	4,572
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.250%	5/26/2041	EUR	4,600	4,755
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.000%	5/26/2042	EUR	8,000	7,914
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.250%	5/26/2044	EUR	5,400	6,410
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/2049	EUR	2,100	2,433
Norddeutsche Landesbank-Girozentrale	0.750%	3/5/2029	EUR	23,345	25,501
Robert Bosch GmbH	3.625%	6/2/2030	EUR	2,000	2,375
Robert Bosch GmbH	4.000%	6/2/2035	EUR	6,000	7,130
Robert Bosch GmbH	4.375%	6/2/2043	EUR	10,700	12,473
Robert Bosch Investment Nederland BV	2.625%	5/24/2028	EUR	500	577
RWE AG	0.500%	11/26/2028	EUR	8,305	9,027
RWE AG	1.000%	11/26/2033	EUR	2,735	2,656
RWE AG	4.125%	2/13/2035	EUR	4,500	5,487
RWE AG	4.625%	6/18/2055	EUR	5,000	5,926
SAP SE	1.250%	3/10/2028	EUR	2,900	3,264
SAP SE	0.375%	5/18/2029	EUR	7,600	8,146
SAP SE	1.625%	3/10/2031	EUR	6,800	7,407
Sartorius Finance BV	4.500%	9/14/2032	EUR	6,000	7,318
Sartorius Finance BV	4.875%	9/14/2035	EUR	2,000	2,477
Siemens Financieringsmaatschappij NV	2.875%	3/10/2028	EUR	4,577	5,384
Siemens Financieringsmaatschappij NV	0.250%	2/20/2029	EUR	4,300	4,639
Siemens Financieringsmaatschappij NV	0.125%	9/5/2029	EUR	9,404	10,115
Siemens Financieringsmaatschappij NV	1.375%	9/6/2030	EUR	3,225	3,572
Siemens Financieringsmaatschappij NV	2.750%	9/9/2030	EUR	5,000	5,816
Siemens Financieringsmaatschappij NV	1.250%	2/28/2031	EUR	2,721	2,949
Siemens Financieringsmaatschappij NV	3.375%	8/24/2031	EUR	7,000	8,347
Siemens Financieringsmaatschappij NV	0.500%	2/20/2032	EUR	12,200	12,284
Siemens Financieringsmaatschappij NV	3.000%	9/8/2033	EUR	4,000	4,635
Siemens Financieringsmaatschappij NV	0.500%	9/5/2034	EUR	3,587	3,380
Siemens Financieringsmaatschappij NV	1.250%	2/25/2035	EUR	6,600	6,469
Siemens Financieringsmaatschappij NV	3.375%	2/22/2037	EUR	8,000	9,180
26

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Siemens Financieringsmaatschappij NV	1.750%	2/28/2039	EUR	7,214	6,805
Siemens Financieringsmaatschappij NV	3.750%	9/10/2042	GBP	6,200	6,638
Siemens Financieringsmaatschappij NV	3.625%	2/22/2044	EUR	9,000	9,987
Sudzucker International Finance BV	4.125%	1/29/2032	EUR	7,000	8,277
TAG Immobilien AG	4.250%	3/4/2030	EUR	1,900	2,273
Talanx AG	4.000%	10/25/2029	EUR	7,500	9,041
Talanx AG	2.250%	12/5/2047	EUR	11,800	13,402
Traton Finance Luxembourg SA	3.375%	1/14/2028	EUR	2,100	2,451
Traton Finance Luxembourg SA	4.250%	5/16/2028	EUR	2,900	3,459
Traton Finance Luxembourg SA	0.750%	3/24/2029	EUR	5,000	5,374
Traton Finance Luxembourg SA	3.750%	3/27/2030	EUR	3,500	4,118
Traton Finance Luxembourg SA	1.250%	3/24/2033	EUR	4,400	4,287
UniCredit Bank GmbH	0.500%	2/23/2027	EUR	23,000	25,945
UniCredit Bank GmbH	0.010%	9/15/2028	EUR	33,855	36,492
UniCredit Bank GmbH	0.875%	1/11/2029	EUR	6,508	7,146
UniCredit Bank GmbH	0.010%	6/24/2030	EUR	3,758	3,853
UniCredit Bank GmbH	0.250%	1/15/2032	EUR	9,992	9,896
UniCredit Bank GmbH	0.850%	5/22/2034	EUR	7,737	7,445
Vier Gas Transport GmbH	4.625%	9/26/2032	EUR	5,000	6,168
Volkswagen Bank GmbH	4.625%	5/3/2031	EUR	9,000	10,971
Volkswagen Financial Services AG	0.875%	1/31/2028	EUR	13,217	14,612
Volkswagen Financial Services AG	3.375%	4/6/2028	EUR	6,019	7,041
Volkswagen Financial Services AG	3.625%	5/19/2029	EUR	2,600	3,054
Volkswagen Financial Services AG	0.375%	2/12/2030	EUR	3,603	3,711
Volkswagen Financial Services AG	3.875%	9/10/2030	EUR	4,000	4,754
Volkswagen Financial Services Australia Pty Ltd.	5.300%	2/9/2027	AUD	5,000	3,293
Volkswagen Financial Services NV	3.250%	4/13/2027	GBP	1,900	2,454
Volkswagen Financial Services NV	6.500%	9/18/2027	GBP	2,500	3,397
Volkswagen Financial Services NV	2.125%	1/18/2028	GBP	9,300	11,595
Volkswagen Financial Services NV	1.375%	9/14/2028	GBP	3,700	4,452
Volkswagen Financial Services NV	2.493%	2/12/2030	CHF	2,000	2,614
Volkswagen International Finance NV	3.375%	11/16/2026	GBP	3,500	4,552
Volkswagen International Finance NV	1.875%	3/30/2027	EUR	15,700	17,920
Volkswagen International Finance NV	3.750%	9/28/2027	EUR	4,000	4,714
Volkswagen International Finance NV	2.625%	11/16/2027	EUR	3,000	3,453
Volkswagen International Finance NV	4.250%	3/29/2029	EUR	5,000	6,006
Volkswagen International Finance NV	1.250%	9/23/2032	EUR	2,900	2,878
Volkswagen International Finance NV	3.300%	3/22/2033	EUR	500	567
Volkswagen International Finance NV	4.125%	11/16/2038	EUR	6,500	7,395
Volkswagen International Finance NV	1.500%	1/21/2041	EUR	3,800	3,010
Volkswagen International Finance NV	3.500%	Perpetual	EUR	2,500	2,770
Volkswagen International Finance NV	3.748%	Perpetual	EUR	11,000	12,675
Volkswagen International Finance NV	3.875%	Perpetual	EUR	7,700	8,879
Volkswagen International Finance NV	3.875%	Perpetual	EUR	11,600	13,112
Volkswagen International Finance NV	4.375%	Perpetual	EUR	9,500	10,693
Volkswagen International Finance NV	4.625%	Perpetual	EUR	8,200	9,598
Volkswagen International Finance NV	7.875%	Perpetual	EUR	8,000	10,652
Volkswagen Leasing GmbH	0.500%	1/12/2029	EUR	8,851	9,498
Vonovia SE	1.750%	1/25/2027	EUR	100	115
Vonovia SE	0.375%	6/16/2027	EUR	5,000	5,567
Vonovia SE	0.625%	10/7/2027	EUR	3,000	3,338
Vonovia SE	1.875%	6/28/2028	EUR	9,200	10,422
Vonovia SE	0.250%	9/1/2028	EUR	3,000	3,238
Vonovia SE	0.625%	12/14/2029	EUR	6,900	7,243
Vonovia SE	2.250%	4/7/2030	EUR	3,100	3,481
Vonovia SE	1.000%	7/9/2030	EUR	2,000	2,109
Vonovia SE	5.000%	11/23/2030	EUR	1,000	1,255
Vonovia SE	2.375%	3/25/2032	EUR	5,800	6,348
Vonovia SE	0.750%	9/1/2032	EUR	12,400	11,938
Vonovia SE	1.000%	6/16/2033	EUR	3,500	3,341
Vonovia SE	4.250%	4/10/2034	EUR	3,100	3,709
Vonovia SE	1.125%	9/14/2034	EUR	3,800	3,529
Vonovia SE	5.500%	1/18/2036	GBP	1,700	2,205
Vonovia SE	2.750%	3/22/2038	EUR	2,000	2,028
Vonovia SE	1.625%	10/7/2039	EUR	4,100	3,440
Vonovia SE	1.500%	6/14/2041	EUR	1,800	1,398
VW Credit Canada Inc.	2.450%	12/10/2026	CAD	1,200	853
VW Credit Canada Inc.	5.860%	11/15/2027	CAD	1,100	825
Wintershall Dea Finance BV	1.332%	9/25/2028	EUR	4,500	4,948
Wintershall Dea Finance BV	1.823%	9/25/2031	EUR	3,100	3,200
27

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Wintershall Dea Finance BV	4.357%	10/3/2032	EUR	5,000	5,861
					2,643,552
Greece (0.0%)
Eurobank SA	5.875%	11/28/2029	EUR	10,000	12,531
Eurobank SA	4.000%	9/24/2030	EUR	5,000	5,955
Eurobank SA	4.000%	2/7/2036	EUR	16,000	18,650
					37,136
Hong Kong (0.0%)
Prudential Funding Asia plc	5.875%	5/11/2029	GBP	1,824	2,495
Prudential Funding Asia plc	6.125%	12/19/2031	GBP	1,578	2,182
					4,677
Hungary (0.0%)
OTP Jelzalogbank Zrt	3.002%	6/20/2030	EUR	5,000	5,797
Indonesia (0.0%)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/2031	EUR	900	933
Ireland (0.1%)
AIB Group plc	2.250%	4/4/2028	EUR	13,000	14,945
AIB Group plc	5.750%	2/16/2029	EUR	5,000	6,157
AIB Group plc	5.250%	10/23/2031	EUR	10,000	12,698
Bank of Ireland Group plc	4.875%	7/16/2028	EUR	9,000	10,784
Bank of Ireland Group plc	5.000%	7/4/2031	EUR	5,000	6,257
Bank of Ireland Group plc	7.594%	12/6/2032	GBP	900	1,240
Bank of Ireland Group plc	6.750%	3/1/2033	EUR	7,000	8,674
Bank of Ireland Group plc	4.750%	8/10/2034	EUR	17,892	21,572
ESB Finance DAC	2.125%	6/8/2027	EUR	3,170	3,636
ESB Finance DAC	1.875%	6/14/2031	EUR	6,263	6,808
ESB Finance DAC	4.000%	5/3/2032	EUR	1,500	1,814
ESB Finance DAC	2.125%	11/5/2033	EUR	2,671	2,827
ESB Finance DAC	3.750%	1/25/2043	EUR	3,000	3,339
Freshwater Finance plc	4.607%	10/17/2036	GBP	1,517	1,787
Kerry Group Financial Services Unlimited Co.	3.375%	3/5/2033	EUR	5,000	5,780
Smurfit Kappa Treasury ULC	1.500%	9/15/2027	EUR	6,500	7,364
Smurfit Kappa Treasury ULC	1.000%	9/22/2033	EUR	5,429	5,219
Smurfit Kappa Treasury ULC	3.807%	11/27/2036	EUR	5,000	5,753
					126,654
Italy (0.9%)
A2A SpA	1.000%	7/16/2029	EUR	5,000	5,439
A2A SpA	0.625%	7/15/2031	EUR	2,000	2,011
A2A SpA	0.625%	10/28/2032	EUR	1,998	1,930
A2A SpA	1.000%	11/2/2033	EUR	2,000	1,924
A2A SpA	4.375%	2/3/2034	EUR	2,000	2,453
ACEA SpA	1.500%	6/8/2027	EUR	12,881	14,642
ACEA SpA	0.500%	4/6/2029	EUR	6,896	7,413
ACEA SpA	0.250%	7/28/2030	EUR	4,007	4,132
Aeroporti di Roma SpA	1.625%	6/8/2027	EUR	2,040	2,322
Aeroporti di Roma SpA	1.750%	7/30/2031	EUR	5,900	6,320
Aeroporti di Roma SpA	3.625%	6/15/2032	EUR	5,000	5,831
AMCO - Asset Management Co. SpA	0.750%	4/20/2028	EUR	7,448	8,215
ASTM SpA	1.625%	2/8/2028	EUR	3,729	4,207
ASTM SpA	1.500%	1/25/2030	EUR	8,700	9,487
ASTM SpA	2.375%	11/25/2033	EUR	2,800	2,933
Autostrade per l'Italia SpA	1.750%	2/1/2027	EUR	2,359	2,697
Autostrade per l'Italia SpA	2.000%	12/4/2028	EUR	7,000	7,894
Autostrade per l'Italia SpA	1.875%	9/26/2029	EUR	4,000	4,461
Autostrade per l'Italia SpA	2.000%	1/15/2030	EUR	9,000	9,977
Autostrade per l'Italia SpA	4.750%	1/24/2031	EUR	5,000	6,203
Autostrade per l'Italia SpA	2.250%	1/25/2032	EUR	8,000	8,648
Autostrade per l'Italia SpA	5.125%	6/14/2033	EUR	5,000	6,331
Banca Monte dei Paschi di Siena SpA	3.500%	4/23/2029	EUR	15,000	17,809
Banca Monte dei Paschi di Siena SpA	2.750%	1/18/2069	EUR	10,000	11,495
Banco BPM SpA	3.750%	6/27/2028	EUR	6,000	7,143
Banco BPM SpA	4.875%	1/17/2030	EUR	10,000	12,195
Banco BPM SpA	3.875%	9/9/2030	EUR	7,000	8,303
BPER Banca SpA	3.750%	10/22/2028	EUR	23,300	27,865
BPER Banca SpA	3.250%	1/22/2031	EUR	12,054	14,173
Coca-Cola HBC Finance BV	1.625%	5/14/2031	EUR	9,000	9,681
28

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Credit Agricole Italia SpA	1.000%	3/25/2027	EUR	7,600	8,605
Credit Agricole Italia SpA	0.250%	1/17/2028	EUR	2,500	2,746
Credit Agricole Italia SpA	3.500%	1/15/2030	EUR	17,100	20,393
Credit Agricole Italia SpA	3.500%	3/11/2036	EUR	10,000	11,703
Credit Agricole Italia SpA	1.750%	1/15/2038	EUR	2,500	2,370
Enel Finance International NV	1.000%	10/20/2027	GBP	6,901	8,544
Enel Finance International NV	2.875%	4/11/2029	GBP	3,700	4,639
Enel Finance International NV	0.625%	5/28/2029	EUR	19,900	21,326
Enel Finance International NV	0.750%	6/17/2030	EUR	27,800	29,163
Enel Finance International NV	0.875%	1/17/2031	EUR	1,000	1,037
Enel Finance International NV	4.000%	2/20/2031	EUR	5,000	6,039
Enel Finance International NV	0.875%	9/28/2034	EUR	1,900	1,759
Enel Finance International NV	1.125%	10/17/2034	EUR	3,653	3,452
Enel Finance International NV	1.250%	1/17/2035	EUR	3,000	2,849
Enel Finance International NV	3.875%	1/23/2035	EUR	9,000	10,648
Enel Finance International NV	0.875%	6/17/2036	EUR	2,214	1,934
Enel Finance International NV	5.750%	9/14/2040	GBP	5,410	7,051
Enel SpA	5.625%	6/21/2027	EUR	5,536	6,720
Enel SpA	1.375%	Perpetual	EUR	7,448	8,329
Enel SpA	1.875%	Perpetual	EUR	12,000	12,711
Enel SpA	2.250%	Perpetual	EUR	8,977	10,262
Enel SpA	3.375%	Perpetual	EUR	6,180	7,144
Enel SpA	4.750%	Perpetual	EUR	7,000	8,360
Eni SpA	1.500%	1/17/2027	EUR	2,543	2,904
Eni SpA	1.625%	5/17/2028	EUR	2,574	2,906
Eni SpA	0.375%	6/14/2028	EUR	10,982	12,001
Eni SpA	1.125%	9/19/2028	EUR	2,817	3,127
Eni SpA	3.625%	1/29/2029	EUR	2,600	3,089
Eni SpA	0.625%	1/23/2030	EUR	8,911	9,425
Eni SpA	2.000%	5/18/2031	EUR	12,500	13,759
Eni SpA	4.250%	5/19/2033	EUR	7,000	8,527
Eni SpA	3.875%	1/15/2034	EUR	5,000	5,930
Eni SpA	1.000%	10/11/2034	EUR	3,092	2,895
Eni SpA	2.000%	Perpetual	EUR	7,500	8,520
Eni SpA	2.750%	Perpetual	EUR	3,724	4,127
Eni SpA	3.375%	Perpetual	EUR	5,563	6,378
Ferrovie dello Stato Italiane SpA	3.750%	4/14/2027	EUR	10,000	11,729
Ferrovie dello Stato Italiane SpA	4.500%	5/23/2033	EUR	6,000	7,427
Generali	3.212%	1/15/2029	EUR	2,000	2,349
Generali	2.124%	10/1/2030	EUR	7,200	7,950
Generali	2.429%	7/14/2031	EUR	2,000	2,208
Generali	1.713%	6/30/2032	EUR	2,300	2,362
Generali	5.800%	7/6/2032	EUR	3,000	3,895
Generali	5.399%	4/20/2033	EUR	8,000	10,139
Generali	3.547%	1/15/2034	EUR	3,000	3,506
Generali	4.156%	1/3/2035	EUR	1,000	1,175
Generali	5.500%	10/27/2047	EUR	8,669	10,463
Hera SpA	0.875%	7/5/2027	EUR	5,087	5,714
Hera SpA	5.200%	1/29/2028	EUR	3,092	3,763
Hera SpA	0.250%	12/3/2030	EUR	2,100	2,117
Hera SpA	4.250%	4/20/2033	EUR	3,400	4,148
Hera SpA	1.000%	4/25/2034	EUR	1,509	1,423
Iccrea Banca SpA	6.875%	1/20/2028	EUR	5,000	6,052
Iccrea Banca SpA	3.875%	1/12/2029	EUR	25,000	29,988
Iccrea Banca SpA	3.500%	3/4/2032	EUR	25,000	29,618
Iccrea Banca SpA	3.500%	6/5/2034	EUR	10,000	11,766
Intesa Sanpaolo SpA	1.000%	11/19/2026	EUR	6,633	7,549
Intesa Sanpaolo SpA	1.125%	10/4/2027	EUR	7,017	7,917
Intesa Sanpaolo SpA	5.000%	3/8/2028	EUR	2,500	2,976
Intesa Sanpaolo SpA	1.750%	3/20/2028	EUR	13,409	15,184
Intesa Sanpaolo SpA	3.625%	6/30/2028	EUR	6,000	7,140
Intesa Sanpaolo SpA	6.500%	3/14/2029	GBP	3,500	4,797
Intesa Sanpaolo SpA	1.750%	7/4/2029	EUR	4,539	5,063
Intesa Sanpaolo SpA	2.500%	1/15/2030	GBP	4,545	5,517
Intesa Sanpaolo SpA	4.875%	5/19/2030	EUR	15,000	18,760
Intesa Sanpaolo SpA	1.350%	2/24/2031	EUR	8,250	8,725
Intesa Sanpaolo SpA	5.125%	8/29/2031	EUR	4,430	5,668
Intesa Sanpaolo SpA	3.850%	9/16/2032	EUR	7,000	8,316
Intesa Sanpaolo SpA	5.625%	3/8/2033	EUR	2,000	2,631
Intesa Sanpaolo SpA	2.625%	3/11/2036	GBP	6,724	6,844
29

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Iren SpA	3.875%	7/22/2032	EUR	2,000	2,391
Iren SpA	3.625%	9/23/2033	EUR	5,000	5,867
Italgas Reti SpA	1.608%	10/31/2027	EUR	3,266	3,699
Italgas Reti SpA	0.579%	1/29/2031	EUR	5,800	5,900
Italgas SpA	3.125%	2/8/2029	EUR	5,400	6,319
Italgas SpA	0.875%	4/24/2030	EUR	5,092	5,401
Italgas SpA	4.125%	6/8/2032	EUR	5,000	6,065
Leasys SpA	3.875%	3/1/2028	EUR	7,000	8,285
Mediobanca Banca di Credito Finanziario SpA	4.375%	2/1/2030	EUR	7,000	8,423
Mediobanca Banca di Credito Finanziario SpA	2.625%	8/5/2030	EUR	10,000	11,473
Nexi SpA	2.125%	4/30/2029	EUR	1,750	1,945
Snam SpA	3.375%	12/5/2026	EUR	2,000	2,325
Snam SpA	0.750%	6/20/2029	EUR	8,400	9,048
Snam SpA	0.750%	6/17/2030	EUR	10,500	11,053
Snam SpA	0.625%	6/30/2031	EUR	5,000	5,085
Snam SpA	3.875%	2/19/2034	EUR	7,500	8,927
Snam SpA	1.000%	9/12/2034	EUR	4,090	3,851
Snam SpA	4.500%	Perpetual	EUR	3,000	3,549
Terna - Rete Elettrica Nazionale	1.375%	7/26/2027	EUR	4,944	5,609
Terna - Rete Elettrica Nazionale	1.000%	10/11/2028	EUR	6,798	7,524
Terna - Rete Elettrica Nazionale	3.625%	4/21/2029	EUR	3,000	3,564
Terna - Rete Elettrica Nazionale	3.500%	1/17/2031	EUR	6,000	7,075
Terna - Rete Elettrica Nazionale	3.125%	2/17/2032	EUR	5,000	5,776
UniCredit SpA	0.925%	1/18/2028	EUR	13,000	14,723
UniCredit SpA	3.875%	6/11/2028	EUR	10,000	11,774
UniCredit SpA	4.450%	2/16/2029	EUR	8,000	9,575
UniCredit SpA	3.500%	7/31/2030	EUR	12,500	14,906
UniCredit SpA	0.850%	1/19/2031	EUR	11,986	12,424
UniCredit SpA	4.300%	1/23/2031	EUR	5,000	6,057
UniCredit SpA	4.000%	3/5/2034	EUR	20,000	23,969
UniCredit SpA	5.375%	4/16/2034	EUR	6,947	8,528
UniCredit SpA	4.200%	6/11/2034	EUR	10,000	12,017
UniCredit SpA	4.175%	6/24/2037	EUR	5,000	5,902
					1,039,414
Japan (0.5%)
Asahi Group Holdings Ltd.	0.336%	4/19/2027	EUR	2,500	2,795
Asahi Group Holdings Ltd.	0.290%	6/1/2027	JPY	100,000	640
Asahi Group Holdings Ltd.	0.541%	10/23/2028	EUR	4,750	5,145
Astellas Pharma Inc.	0.519%	8/31/2028	JPY	500,000	3,174
Bridgestone Corp.	0.295%	4/21/2027	JPY	300,000	1,922
Central Nippon Expressway Co. Ltd.	0.125%	3/18/2027	JPY	500,000	3,205
Central Nippon Expressway Co. Ltd.	0.166%	8/18/2027	JPY	1,000,000	6,381
Central Nippon Expressway Co. Ltd.	0.439%	12/13/2027	JPY	500,000	3,195
Central Nippon Expressway Co. Ltd.	0.514%	2/21/2028	JPY	200,000	1,279
Central Nippon Expressway Co. Ltd.	0.385%	5/18/2028	JPY	400,000	2,545
Central Nippon Expressway Co. Ltd.	0.439%	8/17/2028	JPY	900,000	5,716
Central Nippon Expressway Co. Ltd.	0.464%	9/14/2028	JPY	500,000	3,177
Central Nippon Expressway Co. Ltd.	0.597%	3/28/2029	JPY	500,000	3,173
Central Nippon Expressway Co. Ltd.	0.759%	5/29/2029	JPY	400,000	2,548
Central Nippon Expressway Co. Ltd.	1.021%	1/25/2030	JPY	1,900,000	12,151
Central Nippon Expressway Co. Ltd.	1.259%	7/17/2030	JPY	2,000,000	12,881
Chugoku Electric Power Co. Inc.	0.920%	5/25/2033	JPY	300,000	1,805
Daiichi Sankyo Co. Ltd.	0.810%	7/25/2036	JPY	100,000	564
Denso Corp.	0.315%	3/17/2028	JPY	300,000	1,906
East Japan Railway Co.	1.162%	9/15/2028	GBP	6,119	7,403
East Japan Railway Co.	3.245%	9/8/2030	EUR	5,000	5,900
East Japan Railway Co.	4.875%	6/14/2034	GBP	2,800	3,680
East Japan Railway Co.	0.773%	9/15/2034	EUR	6,000	5,617
East Japan Railway Co.	1.104%	9/15/2039	EUR	3,714	3,070
East Japan Railway Co.	4.110%	2/22/2043	EUR	8,500	9,885
East Nippon Expressway Co. Ltd.	0.230%	6/18/2027	JPY	400,000	2,560
East Nippon Expressway Co. Ltd.	0.140%	7/31/2029	JPY	670,000	4,161
East Nippon Expressway Co. Ltd.	0.140%	11/29/2029	JPY	100,000	618
East Nippon Expressway Co. Ltd.	0.220%	1/31/2030	JPY	230,000	1,421
East Nippon Expressway Co. Ltd.	0.230%	4/23/2031	JPY	300,000	1,819
East Nippon Expressway Co. Ltd.	0.140%	7/15/2031	JPY	90,000	541
ENEOS Holdings Inc.	0.834%	6/15/2032	JPY	300,000	1,824
Fast Retailing Co. Ltd.	0.405%	6/6/2028	JPY	600,000	3,808
FUJIFILM Holdings Corp.	0.195%	4/20/2027	JPY	200,000	1,281
30

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Hikari Tsushin Inc.	1.790%	3/23/2033	JPY	200,000	1,187
Hitachi Ltd.	0.290%	3/12/2030	JPY	100,000	616
Japan Expressway Holding & Debt Repayment Agency	2.280%	4/20/2027	JPY	30,000	198
Japan Expressway Holding & Debt Repayment Agency	0.140%	4/30/2027	JPY	1,216,600	7,793
Japan Expressway Holding & Debt Repayment Agency	0.110%	5/31/2027	JPY	5,600	36
Japan Expressway Holding & Debt Repayment Agency	0.130%	6/30/2027	JPY	650,400	4,157
Japan Expressway Holding & Debt Repayment Agency	0.160%	7/30/2027	JPY	500,000	3,192
Japan Expressway Holding & Debt Repayment Agency	0.155%	8/31/2027	JPY	429,700	2,742
Japan Expressway Holding & Debt Repayment Agency	0.090%	9/30/2027	JPY	1,521,300	9,686
Japan Expressway Holding & Debt Repayment Agency	2.340%	10/20/2027	JPY	640,000	4,246
Japan Expressway Holding & Debt Repayment Agency	0.170%	10/29/2027	JPY	614,800	3,917
Japan Expressway Holding & Debt Repayment Agency	0.160%	11/30/2027	JPY	307,500	1,957
Japan Expressway Holding & Debt Repayment Agency	2.250%	12/20/2027	JPY	40,000	265
Japan Expressway Holding & Debt Repayment Agency	0.185%	1/31/2028	JPY	379,400	2,412
Japan Expressway Holding & Debt Repayment Agency	0.155%	5/31/2028	JPY	100,000	632
Japan Expressway Holding & Debt Repayment Agency	2.420%	6/20/2028	JPY	750,000	5,027
Japan Expressway Holding & Debt Repayment Agency	0.150%	6/30/2028	JPY	500,000	3,158
Japan Expressway Holding & Debt Repayment Agency	0.135%	7/31/2028	JPY	1,000,000	6,307
Japan Expressway Holding & Debt Repayment Agency	2.370%	9/20/2028	JPY	330,000	2,214
Japan Expressway Holding & Debt Repayment Agency	2.410%	4/20/2029	JPY	620,000	4,182
Japan Expressway Holding & Debt Repayment Agency	2.100%	12/28/2029	JPY	100,000	670
Japan Expressway Holding & Debt Repayment Agency	1.427%	7/31/2034	JPY	200,000	1,275
Japan Expressway Holding & Debt Repayment Agency	1.338%	10/31/2034	JPY	100,000	631
Japan Expressway Holding & Debt Repayment Agency	0.970%	1/31/2035	JPY	1,000,000	6,090
Japan Expressway Holding & Debt Repayment Agency	1.240%	7/31/2035	JPY	200,000	1,240
Japan Expressway Holding & Debt Repayment Agency	2.700%	9/20/2035	JPY	100,000	699
Japan Expressway Holding & Debt Repayment Agency	1.119%	10/31/2035	JPY	300,000	1,833
Japan Expressway Holding & Debt Repayment Agency	0.934%	1/31/2036	JPY	1,800,000	10,754
Japan Expressway Holding & Debt Repayment Agency	0.306%	4/30/2036	JPY	100,000	556
Japan Expressway Holding & Debt Repayment Agency	0.149%	7/31/2036	JPY	1,000,000	5,423
Japan Expressway Holding & Debt Repayment Agency	0.397%	10/31/2036	JPY	100,000	554
Japan Expressway Holding & Debt Repayment Agency	0.591%	1/29/2038	JPY	1,000,000	5,488
Japan Expressway Holding & Debt Repayment Agency	0.538%	5/31/2038	JPY	400,000	2,160
Japan Expressway Holding & Debt Repayment Agency	0.543%	6/30/2038	JPY	100,000	539
Japan Expressway Holding & Debt Repayment Agency	0.625%	8/31/2038	JPY	300,000	1,628
Japan Expressway Holding & Debt Repayment Agency	0.500%	9/17/2038	JPY	100,000	526
Japan Expressway Holding & Debt Repayment Agency	0.625%	9/30/2038	JPY	800,000	4,331
Japan Expressway Holding & Debt Repayment Agency	0.500%	3/18/2039	JPY	200,000	1,035
Japan Expressway Holding & Debt Repayment Agency	2.300%	2/29/2040	JPY	100,000	653
Japan Expressway Holding & Debt Repayment Agency	2.960%	3/19/2046	JPY	270,000	1,767
Japan Expressway Holding & Debt Repayment Agency	2.870%	12/20/2046	JPY	70,000	447
Japan Expressway Holding & Debt Repayment Agency	2.700%	3/20/2048	JPY	1,050,000	6,398
Japan Expressway Holding & Debt Repayment Agency	0.730%	4/30/2048	JPY	100,000	413
Japan Expressway Holding & Debt Repayment Agency	0.686%	7/31/2048	JPY	100,000	404
Japan Expressway Holding & Debt Repayment Agency	0.542%	5/31/2049	JPY	300,000	1,133
Japan Expressway Holding & Debt Repayment Agency	0.297%	9/30/2049	JPY	200,000	692
Japan Expressway Holding & Debt Repayment Agency	0.422%	12/28/2049	JPY	500,000	1,784
Japan Expressway Holding & Debt Repayment Agency	0.306%	3/31/2050	JPY	100,000	341
Japan Expressway Holding & Debt Repayment Agency	1.861%	3/19/2055	JPY	1,220,000	5,600
Japan Expressway Holding & Debt Repayment Agency	1.866%	3/19/2055	JPY	140,000	643
Japan Expressway Holding & Debt Repayment Agency	1.291%	3/19/2057	JPY	50,000	193
JT International Financial Services BV	1.000%	11/26/2029	EUR	1,545	1,659
JT International Financial Services BV	2.750%	9/28/2033	GBP	2,599	2,913
Kansai Electric Power Co. Inc.	0.470%	5/25/2027	JPY	289,000	1,855
Kansai Electric Power Co. Inc.	0.490%	7/23/2027	JPY	125,000	801
Kansai Electric Power Co. Inc.	0.460%	12/20/2027	JPY	359,000	2,291
Kansai Electric Power Co. Inc.	0.435%	4/25/2028	JPY	400,000	2,542
Kansai Electric Power Co. Inc.	0.405%	6/20/2029	JPY	300,000	1,876
Kansai Electric Power Co. Inc.	0.440%	12/20/2030	JPY	327,000	2,000
Kansai Electric Power Co. Inc.	0.370%	9/19/2031	JPY	187,000	1,124
Kubota Corp.	0.300%	6/2/2027	JPY	500,000	3,199
Kyushu Electric Power Co. Inc.	0.360%	4/23/2027	JPY	100,000	642
Kyushu Electric Power Co. Inc.	0.430%	5/25/2029	JPY	191,000	1,196
Kyushu Electric Power Co. Inc.	0.340%	4/25/2031	JPY	100,000	604
Mitsubishi Corp.	1.518%	6/25/2032	JPY	700,000	4,485
Mitsubishi Heavy Industries Ltd.	0.270%	9/1/2031	JPY	400,000	2,399
Mitsubishi UFJ Financial Group Inc.	0.250%	11/4/2027	JPY	100,000	643
Mitsubishi UFJ Financial Group Inc.	1.029%	3/7/2029	JPY	400,000	2,573
Mitsubishi UFJ Financial Group Inc.	0.848%	7/19/2029	EUR	8,179	8,849
Mitsubishi UFJ Financial Group Inc.	3.197%	6/10/2031	EUR	10,000	11,613
31

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Mitsubishi UFJ Financial Group Inc.	3.556%	9/5/2032	EUR	7,000	8,259
Mitsui Fudosan Co. Ltd.	0.810%	6/6/2033	JPY	400,000	2,404
Mitsui Fudosan Co. Ltd.	1.057%	9/12/2033	JPY	1,100,000	6,698
Mizuho Financial Group Inc.	5.628%	6/13/2028	GBP	2,000	2,715
Mizuho Financial Group Inc.	0.402%	9/6/2029	EUR	2,543	2,689
Mizuho Financial Group Inc.	0.797%	4/15/2030	EUR	5,087	5,354
Mizuho Financial Group Inc.	0.895%	6/24/2030	JPY	100,000	620
Mizuho Financial Group Inc.	0.693%	10/7/2030	EUR	18,700	19,361
Mizuho Financial Group Inc.	4.029%	9/5/2032	EUR	3,000	3,617
Nippon Life Insurance Co.	4.165%	9/2/2055	EUR	4,000	4,625
Nomura Holdings Inc.	3.459%	5/28/2030	EUR	6,000	7,022
NTT Finance Corp.	0.280%	12/20/2027	JPY	300,000	1,907
NTT Finance Corp.	0.614%	9/20/2028	JPY	400,000	2,543
NTT Finance Corp.	0.399%	12/13/2028	EUR	10,600	11,411
NTT Finance Corp.	0.967%	6/20/2029	JPY	600,000	3,824
NTT Finance Corp.	0.923%	12/20/2029	JPY	500,000	3,164
NTT Finance Corp.	0.648%	6/20/2030	JPY	1,000,000	6,206
NTT Finance Corp.	0.380%	9/20/2030	JPY	3,100,000	18,861
NTT Finance Corp.	3.359%	3/12/2031	EUR	10,000	11,730
NTT Finance Corp.	0.270%	9/19/2031	JPY	200,000	1,191
NTT Finance Corp.	0.838%	6/20/2033	JPY	1,100,000	6,581
NTT Finance Corp.	1.476%	3/17/2034	JPY	300,000	1,865
ORIX Corp.	4.477%	6/1/2028	EUR	3,500	4,214
ORIX Corp.	3.780%	5/29/2029	EUR	1,900	2,250
Panasonic Holdings Corp.	0.709%	9/14/2028	JPY	500,000	3,170
Panasonic Holdings Corp.	0.370%	3/5/2030	JPY	200,000	1,228
Panasonic Holdings Corp.	1.342%	9/14/2033	JPY	400,000	2,471
Seven & i Holdings Co. Ltd.	0.280%	12/20/2027	JPY	100,000	634
Seven & i Holdings Co. Ltd.	1.392%	11/2/2033	JPY	400,000	2,444
Shinkin Central Bank	0.720%	6/27/2029	JPY	300,000	1,904
Sompo Japan Insurance Inc.	0.425%	10/14/2027	JPY	200,000	1,276
Sony Group Corp.	0.300%	10/10/2029	JPY	500,000	3,108
Sumitomo Electric Industries Ltd.	0.809%	7/13/2033	JPY	200,000	1,180
Sumitomo Mitsui Banking Corp.	0.409%	11/7/2029	EUR	3,541	3,736
Sumitomo Mitsui Financial Group Inc.	1.054%	1/26/2029	JPY	800,000	5,154
Sumitomo Mitsui Financial Group Inc.	0.750%	6/8/2029	JPY	900,000	5,737
Sumitomo Mitsui Financial Group Inc.	0.632%	10/23/2029	EUR	11,635	12,360
Sumitomo Mitsui Trust Bank Ltd.	0.010%	10/15/2027	EUR	9,232	10,149
Suntory Holdings Ltd.	0.300%	6/8/2027	JPY	100,000	641
Suntory Holdings Ltd.	0.800%	5/25/2033	JPY	200,000	1,205
Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/2026	EUR	4,419	5,092
Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/2030	EUR	13,514	15,551
Takeda Pharmaceutical Co. Ltd.	0.400%	10/14/2031	JPY	900,000	5,350
Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/2032	EUR	2,500	2,566
Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/2040	EUR	4,364	3,895
TDK Corp.	0.430%	7/26/2030	JPY	100,000	614
Toyota Motor Corp.	0.219%	3/18/2031	JPY	500,000	3,031
Toyota Motor Corp.	0.735%	6/1/2033	JPY	300,000	1,810
Toyota Motor Finance Netherlands BV	4.000%	4/2/2027	EUR	4,800	5,652
West Nippon Expressway Co. Ltd.	0.100%	12/18/2026	JPY	100,000	642
West Nippon Expressway Co. Ltd.	0.105%	3/19/2027	JPY	500,000	3,203
West Nippon Expressway Co. Ltd.	0.225%	6/18/2027	JPY	100,000	640
West Nippon Expressway Co. Ltd.	0.315%	9/17/2027	JPY	200,000	1,278
West Nippon Expressway Co. Ltd.	0.395%	9/17/2027	JPY	500,000	3,204
West Nippon Expressway Co. Ltd.	0.390%	5/25/2028	JPY	500,000	3,181
West Nippon Expressway Co. Ltd.	0.369%	7/27/2028	JPY	1,000,000	6,344
West Nippon Expressway Co. Ltd.	0.484%	8/31/2028	JPY	400,000	2,545
West Nippon Expressway Co. Ltd.	0.715%	5/23/2029	JPY	800,000	5,087
					576,071
Luxembourg (0.1%)
Acef Holding SCA	0.750%	6/14/2028	EUR	1,107	1,214
Acef Holding SCA	1.250%	4/26/2030	EUR	4,914	5,232
AXA Logistics Europe Master SCA	0.375%	11/15/2026	EUR	3,000	3,383
AXA Logistics Europe Master SCA	0.875%	11/15/2029	EUR	800	854
Bevco Lux Sarl	1.000%	1/16/2030	EUR	3,214	3,378
Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/2027	EUR	4,840	5,468
Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/2028	GBP	2,800	3,461
Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/2029	EUR	6,900	8,070
Blackstone Property Partners Europe Holdings Sarl	4.875%	4/29/2032	GBP	2,800	3,585
32

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund	0.500%	1/27/2028	EUR	4,000	4,387
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund	0.900%	10/12/2029	EUR	1,400	1,487
Eurofins Scientific SE	4.000%	7/6/2029	EUR	5,843	6,960
Eurofins Scientific SE	0.875%	5/19/2031	EUR	3,500	3,535
JAB Holdings BV	2.500%	4/17/2027	EUR	2,500	2,882
JAB Holdings BV	1.000%	12/20/2027	EUR	3,000	3,345
JAB Holdings BV	2.500%	6/25/2029	EUR	6,400	7,283
JAB Holdings BV	4.750%	6/29/2032	EUR	6,000	7,415
JAB Holdings BV	4.375%	4/25/2034	EUR	10,000	11,985
JAB Holdings BV	3.375%	4/17/2035	EUR	3,000	3,357
JAB Holdings BV	2.250%	12/19/2039	EUR	7,900	7,117
Logicor Financing Sarl	1.625%	7/15/2027	EUR	5,087	5,764
Logicor Financing Sarl	3.250%	11/13/2028	EUR	5,980	6,954
Logicor Financing Sarl	2.750%	1/15/2030	GBP	5,000	6,007
Logicor Financing Sarl	0.875%	1/14/2031	EUR	3,914	3,966
P3 Group Sarl	1.625%	1/26/2029	EUR	2,500	2,761
P3 Group Sarl	4.000%	4/19/2032	EUR	5,000	5,900
Prologis International Funding II SA	1.750%	3/15/2028	EUR	6,125	6,954
Prologis International Funding II SA	0.875%	7/9/2029	EUR	3,042	3,278
Prologis International Funding II SA	3.625%	3/7/2030	EUR	2,500	2,952
Prologis International Funding II SA	3.125%	6/1/2031	EUR	3,000	3,450
Prologis International Funding II SA	1.625%	6/17/2032	EUR	2,819	2,916
Prologis International Funding II SA	3.700%	10/7/2034	EUR	2,300	2,659
SELP Finance Sarl	1.500%	12/20/2026	EUR	7,448	8,484
SELP Finance Sarl	0.875%	5/27/2029	EUR	1,000	1,072
SES SA	0.875%	11/4/2027	EUR	1,590	1,762
SES SA	2.000%	7/2/2028	EUR	1,900	2,143
					161,420
Mexico (0.0%)
America Movil SAB de CV	0.750%	6/26/2027	EUR	2,159	2,419
America Movil SAB de CV	2.125%	3/10/2028	EUR	2,599	2,966
America Movil SAB de CV	5.750%	6/28/2030	GBP	2,990	4,126
America Movil SAB de CV	4.948%	7/22/2033	GBP	900	1,180
America Movil SAB de CV	4.375%	8/7/2041	GBP	3,096	3,461
					14,152
Netherlands (0.9%)
ABN AMRO Bank NV	2.375%	6/1/2027	EUR	10,700	12,344
ABN AMRO Bank NV	4.000%	1/16/2028	EUR	5,000	5,948
ABN AMRO Bank NV	5.125%	2/22/2028	GBP	7,500	10,030
ABN AMRO Bank NV	2.375%	4/7/2028	EUR	10,000	11,557
ABN AMRO Bank NV	4.375%	10/20/2028	EUR	13,000	15,718
ABN AMRO Bank NV	1.500%	9/30/2030	EUR	11,107	12,188
ABN AMRO Bank NV	1.000%	4/13/2031	EUR	4,000	4,236
ABN AMRO Bank NV	3.000%	10/1/2031	EUR	10,000	11,618
ABN AMRO Bank NV	5.125%	2/22/2033	EUR	10,000	12,036
ABN AMRO Bank NV	1.000%	6/2/2033	EUR	5,000	4,900
ABN AMRO Bank NV	1.375%	1/10/2034	EUR	7,300	7,502
ABN AMRO Bank NV	4.500%	11/21/2034	EUR	12,000	15,054
ABN AMRO Bank NV	0.375%	1/14/2035	EUR	20,400	18,622
ABN AMRO Bank NV	1.375%	1/12/2037	EUR	11,100	10,647
ABN AMRO Bank NV	1.125%	4/23/2039	EUR	2,500	2,171
ABN AMRO Bank NV	0.400%	9/17/2041	EUR	10,000	7,184
Achmea Bank NV	2.500%	6/25/2030	EUR	5,000	5,749
Achmea Bank NV	2.750%	5/19/2032	EUR	10,000	11,527
Achmea Bank NV	2.750%	9/15/2032	EUR	5,000	5,749
Achmea Bank NV	3.000%	2/7/2034	EUR	15,000	17,364
Achmea BV	6.750%	12/26/2043	EUR	3,000	4,059
Achmea BV	5.625%	11/2/2044	EUR	10,200	13,006
Akzo Nobel NV	1.500%	3/28/2028	EUR	4,000	4,510
Akzo Nobel NV	1.625%	4/14/2030	EUR	4,600	5,007
Akzo Nobel NV	4.000%	5/24/2033	EUR	5,000	5,937
Alliander NV	0.375%	6/10/2030	EUR	6,316	6,571
ASML Holding NV	1.625%	5/28/2027	EUR	667	761
ASML Holding NV	0.625%	5/7/2029	EUR	2,214	2,394
ASN Bank NV	0.750%	5/18/2027	EUR	2,500	2,820
ASN Bank NV	0.375%	3/3/2028	EUR	3,700	4,039
ASN Bank NV	0.750%	10/24/2031	EUR	2,543	2,615
ASR Nederland NV	7.000%	12/7/2043	EUR	7,200	9,920
ASR Nederland NV	3.375%	5/2/2049	EUR	3,862	4,472
33

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Cooperatieve Rabobank UA	1.375%	2/3/2027	EUR	2,254	2,571
Cooperatieve Rabobank UA	0.375%	12/1/2027	EUR	13,100	14,784
Cooperatieve Rabobank UA	0.875%	2/8/2028	EUR	16,600	18,572
Cooperatieve Rabobank UA	1.875%	7/12/2028	GBP	10,400	13,147
Cooperatieve Rabobank UA	5.051%	2/26/2029	AUD	8,300	5,551
Cooperatieve Rabobank UA	4.233%	4/25/2029	EUR	13,000	15,578
Cooperatieve Rabobank UA	4.625%	5/23/2029	GBP	3,812	4,995
Cooperatieve Rabobank UA	4.550%	8/30/2029	GBP	3,642	4,854
Cooperatieve Rabobank UA	4.000%	1/10/2030	EUR	11,000	13,282
Cooperatieve Rabobank UA	0.125%	12/1/2031	EUR	10,000	9,911
Cooperatieve Rabobank UA	0.750%	3/2/2032	EUR	3,000	3,073
Cooperatieve Rabobank UA	1.250%	5/31/2032	EUR	3,800	4,005
Cooperatieve Rabobank UA	7.074%	10/26/2032	AUD	2,700	1,847
Cooperatieve Rabobank UA	3.106%	6/7/2033	EUR	12,500	14,717
Cooperatieve Rabobank UA	3.064%	2/1/2034	EUR	10,000	11,692
Cooperatieve Rabobank UA	3.822%	7/26/2034	EUR	8,000	9,553
Cooperatieve Rabobank UA	1.500%	4/26/2038	EUR	24,400	23,003
Cooperatieve Rabobank UA	5.250%	5/23/2041	GBP	484	626
CTP NV	0.750%	2/18/2027	EUR	5,214	5,872
CTP NV	3.875%	11/21/2032	EUR	5,000	5,820
DSM BV	0.250%	6/23/2028	EUR	7,000	7,644
DSM BV	0.625%	6/23/2032	EUR	7,500	7,375
Enexis Holding NV	0.750%	7/2/2031	EUR	2,000	2,050
Enexis Holding NV	3.625%	6/12/2034	EUR	5,000	5,921
Euronext NV	1.125%	6/12/2029	EUR	5,300	5,803
Euronext NV	1.500%	5/17/2041	EUR	2,800	2,378
EXOR NV	1.750%	1/18/2028	EUR	2,708	3,066
EXOR NV	2.250%	4/29/2030	EUR	5,053	5,628
EXOR NV	3.750%	2/14/2033	EUR	7,364	8,633
Heineken NV	1.375%	1/29/2027	EUR	5,142	5,862
Heineken NV	1.500%	10/3/2029	EUR	400	442
Heineken NV	2.250%	3/30/2030	EUR	7,631	8,645
Heineken NV	3.875%	9/23/2030	EUR	7,500	9,041
Heineken NV	1.750%	5/7/2040	EUR	6,471	5,748
IMCD NV	4.875%	9/18/2028	EUR	4,000	4,839
ING Bank NV	0.875%	4/11/2028	EUR	7,900	8,814
ING Bank NV	1.053%	12/7/2028	JPY	400,000	2,565
ING Bank NV	2.500%	2/21/2030	EUR	30,000	34,595
ING Bank NV	0.125%	12/8/2032	EUR	15,700	15,505
ING Groep NV	0.375%	9/29/2028	EUR	27,700	30,673
ING Groep NV	0.250%	2/18/2029	EUR	4,400	4,807
ING Groep NV	0.250%	2/1/2030	EUR	2,500	2,657
ING Groep NV	0.875%	11/29/2030	EUR	3,000	3,198
ING Groep NV	1.750%	2/16/2031	EUR	4,500	4,945
ING Groep NV	1.000%	11/16/2032	EUR	5,000	5,571
ING Groep NV	6.250%	5/20/2033	GBP	1,500	2,028
ING Groep NV	4.125%	8/24/2033	EUR	2,000	2,368
ING Groep NV	5.250%	11/14/2033	EUR	2,000	2,585
ING Groep NV	4.750%	5/23/2034	EUR	22,000	27,695
ING Groep NV	4.375%	8/15/2034	EUR	5,000	5,965
ING Groep NV	4.000%	2/12/2035	EUR	2,000	2,404
ING Groep NV	3.750%	9/3/2035	EUR	8,000	9,409
JDE Peet's NV	0.625%	2/9/2028	EUR	7,700	8,505
JDE Peet's NV	0.500%	1/16/2029	EUR	9,500	10,161
JDE Peet's NV	4.125%	1/23/2030	EUR	5,000	6,001
JDE Peet's NV	1.125%	6/16/2033	EUR	3,000	2,895
JDE Peet's NV	4.500%	1/23/2034	EUR	1,500	1,815
Koninklijke Ahold Delhaize NV	0.375%	3/18/2030	EUR	2,531	2,654
Koninklijke Ahold Delhaize NV	3.875%	3/11/2036	EUR	2,000	2,367
Koninklijke KPN NV	5.750%	9/17/2029	GBP	2,771	3,820
Koninklijke KPN NV	3.875%	7/3/2031	EUR	2,500	3,009
Koninklijke KPN NV	0.875%	12/14/2032	EUR	9,200	9,033
Koninklijke KPN NV	3.875%	2/16/2036	EUR	12,000	14,105
Koninklijke Philips NV	1.375%	5/2/2028	EUR	3,925	4,412
Koninklijke Philips NV	2.000%	3/30/2030	EUR	5,087	5,669
Louis Dreyfus Co. Finance BV	1.625%	4/28/2028	EUR	2,200	2,473
Nationale-Nederlanden Bank NV	0.500%	9/21/2028	EUR	2,900	3,159
Nederlandse Gasunie NV	0.375%	10/3/2031	EUR	1,545	1,532
Nederlandse Gasunie NV	3.500%	4/23/2035	EUR	6,000	6,960
NIBC Bank NV	0.500%	3/19/2027	EUR	7,700	8,671
34

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
NIBC Bank NV	1.875%	6/16/2027	EUR	6,200	7,099
NIBC Bank NV	1.000%	9/11/2028	EUR	2,500	2,763
NIBC Bank NV	0.010%	10/15/2029	EUR	5,000	5,207
NIBC Bank NV	0.125%	4/21/2031	EUR	19,700	19,645
NN Group NV	1.625%	6/1/2027	EUR	230	262
NN Group NV	5.250%	3/1/2043	EUR	2,000	2,503
NN Group NV	6.000%	11/3/2043	EUR	5,800	7,578
NN Group NV	4.625%	1/13/2048	EUR	4,809	5,729
Royal Schiphol Group NV	2.000%	4/6/2029	EUR	18,454	20,819
Sandoz Finance BV	4.500%	11/17/2033	EUR	2,500	3,092
Sandoz Finance BV	4.000%	3/26/2035	EUR	7,000	8,291
Stedin Holding NV	0.500%	11/14/2029	EUR	2,543	2,688
Stedin Holding NV	2.375%	6/3/2030	EUR	2,500	2,829
Tennet Netherlands BV	1.625%	11/17/2026	EUR	7,200	8,246
Tennet Netherlands BV	1.375%	6/5/2028	EUR	6,835	7,687
Tennet Netherlands BV	3.875%	10/28/2028	EUR	3,600	4,295
Tennet Netherlands BV	1.375%	6/26/2029	EUR	5,374	5,969
Tennet Netherlands BV	2.125%	11/17/2029	EUR	5,000	5,685
Tennet Netherlands BV	0.875%	6/3/2030	EUR	2,000	2,140
Tennet Netherlands BV	0.500%	6/9/2031	EUR	3,300	3,381
Tennet Netherlands BV	4.250%	4/28/2032	EUR	1,500	1,845
Tennet Netherlands BV	0.125%	11/30/2032	EUR	500	479
Tennet Netherlands BV	2.375%	5/17/2033	EUR	2,650	2,956
Tennet Netherlands BV	1.250%	10/24/2033	EUR	778	792
Tennet Netherlands BV	2.000%	6/5/2034	EUR	1,000	1,069
Tennet Netherlands BV	4.500%	10/28/2034	EUR	4,184	5,260
Tennet Netherlands BV	0.875%	6/16/2035	EUR	9,400	8,891
Tennet Netherlands BV	1.875%	6/13/2036	EUR	1,263	1,291
Tennet Netherlands BV	1.500%	6/3/2039	EUR	3,668	3,390
Tennet Netherlands BV	0.500%	11/30/2040	EUR	6,484	4,898
Tennet Netherlands BV	1.125%	6/9/2041	EUR	3,200	2,660
Tennet Netherlands BV	2.750%	5/17/2042	EUR	3,100	3,256
Tennet Netherlands BV	4.750%	10/28/2042	EUR	3,100	3,955
Universal Music Group NV	3.000%	6/30/2027	EUR	4,300	4,997
Universal Music Group NV	4.000%	6/13/2031	EUR	3,000	3,605
Vesteda Finance BV	1.500%	5/24/2027	EUR	2,094	2,373
Vesteda Finance BV	0.750%	10/18/2031	EUR	2,214	2,215
VIA Outlets BV	1.750%	11/15/2028	EUR	2,000	2,231
Wolters Kluwer NV	3.250%	3/18/2029	EUR	5,000	5,877
Wolters Kluwer NV	0.750%	7/3/2030	EUR	1,500	1,576
Wolters Kluwer NV	3.750%	4/3/2031	EUR	2,000	2,396
					989,728
New Zealand (0.1%)
ANZ New Zealand International Ltd.	0.200%	9/23/2027	EUR	13,124	14,529
ASB Bank Ltd.	0.500%	9/24/2029	EUR	2,500	2,648
ASB Bank Ltd.	0.250%	5/21/2031	EUR	10,301	10,308
Bank of New Zealand	2.552%	6/29/2027	EUR	12,456	14,425
Bank of New Zealand	2.708%	6/18/2030	EUR	10,000	11,543
Fonterra Co-operative Group Ltd.	4.000%	11/2/2027	AUD	100	65
Kiwibank Ltd.	6.254%	10/19/2028	NZD	2,000	1,233
Westpac New Zealand Ltd.	4.337%	9/24/2029	NZD	5,000	2,936
Westpac New Zealand Ltd.	6.730%	2/14/2034	NZD	1,000	614
					58,301
Norway (0.3%)
Aker BP ASA	1.125%	5/12/2029	EUR	2,800	3,026
Aker BP ASA	4.000%	5/29/2032	EUR	5,000	5,883
Avinor A/S	0.750%	10/1/2030	EUR	2,000	2,084
DNB Bank ASA	0.375%	1/18/2028	EUR	2,800	3,152
DNB Bank ASA	4.500%	7/19/2028	EUR	22,500	26,841
DNB Bank ASA	0.250%	2/23/2029	EUR	13,000	14,217
DNB Bank ASA	4.000%	3/14/2029	EUR	15,000	17,876
DNB Bank ASA	4.625%	2/28/2033	EUR	8,000	9,568
DNB Boligkreditt A/S	2.625%	9/27/2029	EUR	11,000	12,752
DNB Boligkreditt A/S	2.625%	1/28/2030	EUR	20,000	23,159
Eika Boligkreditt A/S	0.010%	3/23/2028	EUR	15,943	17,400
Eika Boligkreditt A/S	3.250%	6/14/2033	EUR	2,500	2,959
Equinor ASA	0.750%	11/9/2026	EUR	7,347	8,340
Equinor ASA	1.250%	2/17/2027	EUR	13,219	15,025
Equinor ASA	6.875%	3/11/2031	GBP	3,673	5,389
35

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Equinor ASA	1.375%	5/22/2032	EUR	10,083	10,486
Equinor ASA	1.625%	2/17/2035	EUR	2,599	2,577
Equinor ASA	4.250%	4/10/2041	GBP	2,657	3,071
Public Property Invest A/S	4.375%	10/1/2032	EUR	5,000	5,839
SpareBank 1 Boligkreditt A/S	1.750%	5/25/2027	EUR	15,000	17,178
SpareBank 1 Boligkreditt A/S	0.050%	11/3/2028	EUR	10,000	10,768
SpareBank 1 Boligkreditt A/S	0.125%	11/5/2029	EUR	9,387	9,856
SpareBank 1 Boligkreditt A/S	2.375%	2/13/2030	EUR	10,000	11,455
SpareBank 1 Boligkreditt A/S	1.750%	5/11/2032	EUR	15,000	16,279
SpareBank 1 Boligkreditt A/S	3.000%	5/15/2034	EUR	15,000	17,411
SpareBank 1 SMN	0.010%	2/18/2028	EUR	5,053	5,510
Sparebanken Norge Boligkreditt A/S	2.625%	2/18/2031	EUR	10,000	11,528
SR-Boligkreditt A/S	0.010%	6/26/2027	EUR	4,300	4,783
SR-Boligkreditt A/S	0.010%	9/8/2028	EUR	4,300	4,643
SR-Boligkreditt A/S	0.010%	3/10/2031	EUR	3,000	3,006
Statkraft A/S	3.500%	6/9/2033	EUR	3,000	3,523
Statkraft A/S	3.750%	3/22/2039	EUR	2,000	2,341
Statnett SF	1.250%	4/26/2030	EUR	3,273	3,517
Storebrand Livsforsikring A/S	1.875%	9/30/2051	EUR	2,804	2,924
Telenor ASA	1.125%	5/31/2029	EUR	6,836	7,483
Telenor ASA	0.625%	9/25/2031	EUR	2,500	2,525
Telenor ASA	0.875%	2/14/2035	EUR	5,000	4,645
Var Energi ASA	5.500%	5/4/2029	EUR	5,000	6,184
					335,203
Poland (0.0%)
ORLEN SA	4.750%	7/13/2030	EUR	3,420	4,193
Portugal (0.1%)
Banco BPI SA	3.625%	7/4/2028	EUR	10,000	11,900
Banco Santander Totta SA	1.250%	9/26/2027	EUR	4,600	5,203
Banco Santander Totta SA	3.375%	4/19/2028	EUR	8,700	10,280
Banco Santander Totta SA	3.250%	2/15/2031	EUR	10,000	11,852
BCR-Brisa Concessao Rodoviaria SA	2.375%	5/10/2027	EUR	6,800	7,850
EDP Finance BV	1.500%	11/22/2027	EUR	1,477	1,675
EDP SA	1.625%	4/15/2027	EUR	8,400	9,589
EDP Servicios Financieros Espana SA	4.125%	4/4/2029	EUR	3,000	3,607
EDP Servicios Financieros Espana SA	3.500%	7/16/2030	EUR	2,000	2,366
EDP Servicios Financieros Espana SA	4.375%	4/4/2032	EUR	16,000	19,696
Novo Banco SA	3.250%	3/1/2028	EUR	19,100	22,279
Novo Banco SA	2.750%	2/4/2030	EUR	11,000	12,751
Novo Banco SA	3.375%	1/22/2031	EUR	10,700	12,505
Ren Finance BV	1.750%	1/18/2028	EUR	1,354	1,536
					133,089
Romania (0.0%)
NE Property BV	2.000%	1/20/2030	EUR	1,000	1,099
NE Property BV	4.250%	1/21/2032	EUR	2,000	2,389
					3,488
Singapore (0.1%)
DBS Bank Ltd.	2.600%	3/31/2028	EUR	10,000	11,586
DBS Bank Ltd.	2.429%	1/3/2029	EUR	4,900	5,640
Temasek Financial I Ltd.	0.500%	11/20/2031	EUR	11,171	11,248
Temasek Financial I Ltd.	3.500%	2/15/2033	EUR	3,985	4,746
Temasek Financial I Ltd.	5.125%	7/26/2040	GBP	3,266	4,279
Temasek Financial I Ltd.	1.250%	11/20/2049	EUR	2,556	1,787
United Overseas Bank Ltd.	0.100%	5/25/2029	EUR	14,452	15,271
					54,557
Slovakia (0.0%)
Tatra Banka A/S	2.875%	9/11/2031	EUR	9,000	10,387
South Africa (0.0%)
Anglo American Capital plc	5.000%	3/15/2031	EUR	4,000	5,000
Anglo American Capital plc	4.750%	9/21/2032	EUR	5,000	6,198
					11,198
South Korea (0.0%)
SK Hynix Inc.	4.266%	2/14/2028	KRW	4,940,000	3,557
36

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Spain (0.8%)
Abanca Corp. Bancaria SA	5.250%	9/14/2028	EUR	2,400	2,907
Abertis Infraestructuras SA	3.375%	11/27/2026	GBP	1,500	1,952
Abertis Infraestructuras SA	2.375%	9/27/2027	EUR	3,400	3,912
Abertis Infraestructuras SA	4.125%	1/31/2028	EUR	5,000	5,954
Abertis Infraestructuras SA	1.250%	2/7/2028	EUR	6,200	6,955
Abertis Infraestructuras SA	2.250%	3/29/2029	EUR	8,500	9,651
Abertis Infraestructuras SA	1.875%	3/26/2032	EUR	3,000	3,205
Acciona Energia Financiacion Filiales SA	3.750%	4/25/2030	EUR	2,500	2,974
Acciona Energia Financiacion Filiales SA	5.125%	4/23/2031	EUR	5,000	6,275
Acciona Energia Financiacion Filiales SA	1.375%	1/26/2032	EUR	2,800	2,872
Amadeus IT Group SA	2.875%	5/20/2027	EUR	1,500	1,740
Amadeus IT Group SA	1.875%	9/24/2028	EUR	2,300	2,615
Amadeus IT Group SA	3.500%	3/21/2029	EUR	5,000	5,902
AYT Cedulas Cajas Global FTA	4.750%	5/25/2027	EUR	16,400	19,566
Banco Bilbao Vizcaya Argentaria SA	0.875%	11/22/2026	EUR	7,600	8,644
Banco Bilbao Vizcaya Argentaria SA	3.125%	7/17/2027	EUR	6,500	7,602
Banco Bilbao Vizcaya Argentaria SA	3.375%	9/20/2027	EUR	10,000	11,735
Banco Bilbao Vizcaya Argentaria SA	3.625%	6/7/2030	EUR	7,000	8,360
Banco Bilbao Vizcaya Argentaria SA	4.625%	1/13/2031	EUR	9,500	11,693
Banco Bilbao Vizcaya Argentaria SA	5.750%	9/15/2033	EUR	3,000	3,702
Banco Bilbao Vizcaya Argentaria SA	4.875%	2/8/2036	EUR	10,000	12,245
Banco de Sabadell SA	5.125%	11/10/2028	EUR	4,000	4,840
Banco de Sabadell SA	5.250%	2/7/2029	EUR	7,000	8,522
Banco de Sabadell SA	5.000%	6/7/2029	EUR	10,000	12,194
Banco de Sabadell SA	5.500%	9/8/2029	EUR	8,700	10,779
Banco de Sabadell SA	4.250%	9/13/2030	EUR	8,000	9,662
Banco de Sabadell SA	5.125%	6/27/2034	EUR	5,000	6,094
Banco Santander SA	0.500%	2/4/2027	EUR	2,500	2,818
Banco Santander SA	1.750%	2/17/2027	GBP	3,000	3,817
Banco Santander SA	4.625%	5/4/2027	EUR	8,100	9,673
Banco Santander SA	2.375%	9/8/2027	EUR	21,000	24,278
Banco Santander SA	3.875%	1/16/2028	EUR	5,000	5,938
Banco Santander SA	2.125%	2/8/2028	EUR	1,200	1,368
Banco Santander SA	0.200%	2/11/2028	EUR	3,700	4,058
Banco Santander SA	0.310%	6/9/2028	CHF	4,335	5,337
Banco Santander SA	1.125%	10/25/2028	EUR	2,600	2,894
Banco Santander SA	2.375%	7/14/2029	EUR	5,000	5,694
Banco Santander SA	3.375%	1/11/2030	EUR	5,000	5,962
Banco Santander SA	5.125%	1/25/2030	GBP	4,000	5,392
Banco Santander SA	2.500%	5/13/2030	EUR	5,000	5,749
Banco Santander SA	4.250%	6/12/2030	EUR	7,000	8,552
Banco Santander SA	1.625%	10/22/2030	EUR	8,000	8,588
Banco Santander SA	5.375%	1/17/2031	GBP	4,000	5,447
Banco Santander SA	0.875%	5/9/2031	EUR	5,100	5,348
Banco Santander SA	4.875%	10/18/2031	EUR	18,000	22,686
Banco Santander SA	2.750%	9/8/2032	EUR	20,000	23,073
Banco Santander SA	3.500%	10/2/2032	EUR	19,000	22,272
Banco Santander SA	2.250%	10/4/2032	GBP	3,000	3,775
Banco Santander SA	5.750%	8/23/2033	EUR	5,000	6,139
Banco Santander SA	3.750%	1/9/2034	EUR	20,300	24,116
Banco Santander SA	4.125%	4/22/2034	EUR	7,000	8,521
Banco Santander SA	5.000%	4/22/2034	EUR	6,000	7,294
Banco Santander SA	2.000%	11/27/2034	EUR	5,900	6,295
Bankinter SA	0.625%	10/6/2027	EUR	1,500	1,671
Bankinter SA	4.375%	5/3/2030	EUR	4,000	4,852
Bankinter SA	4.875%	9/13/2031	EUR	3,000	3,752
CaixaBank SA	1.125%	11/12/2026	EUR	2,500	2,848
CaixaBank SA	1.000%	1/17/2028	EUR	17,700	19,836
CaixaBank SA	3.500%	4/6/2028	GBP	6,000	7,790
CaixaBank SA	0.750%	5/26/2028	EUR	9,100	10,221
CaixaBank SA	0.500%	2/9/2029	EUR	1,900	2,093
CaixaBank SA	5.000%	7/19/2029	EUR	4,000	4,888
CaixaBank SA	3.750%	9/7/2029	EUR	3,000	3,591
CaixaBank SA	4.250%	9/6/2030	EUR	10,200	12,495
CaixaBank SA	5.375%	11/14/2030	EUR	8,000	10,095
CaixaBank SA	1.625%	7/14/2032	EUR	5,000	5,325
CaixaBank SA	3.625%	9/19/2032	EUR	10,000	11,790
CaixaBank SA	6.250%	2/23/2033	EUR	3,000	3,690
37

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
CaixaBank SA	6.875%	10/25/2033	GBP	4,000	5,509
CaixaBank SA	4.375%	11/29/2033	EUR	10,500	13,102
CaixaBank SA	6.125%	5/30/2034	EUR	8,000	10,042
CaixaBank SA	5.125%	7/19/2034	EUR	2,000	2,564
CaixaBank SA	4.125%	3/24/2036	EUR	2,350	2,911
CaixaBank SA	4.375%	8/8/2036	EUR	8,000	9,571
Cajamar Caja Rural SCC	3.375%	7/25/2029	EUR	8,200	9,700
Cellnex Finance Co. SA	1.000%	9/15/2027	EUR	9,200	10,328
Cellnex Finance Co. SA	1.250%	1/15/2029	EUR	5,000	5,501
Cellnex Finance Co. SA	2.000%	9/15/2032	EUR	5,000	5,269
Cellnex Finance Co. SA	2.000%	2/15/2033	EUR	5,000	5,212
Cellnex Telecom SA	1.875%	6/26/2029	EUR	6,000	6,694
Cellnex Telecom SA	1.750%	10/23/2030	EUR	11,100	12,027
Cepsa Finance SA	0.750%	2/12/2028	EUR	3,000	3,309
Cepsa Finance SA	4.125%	4/11/2031	EUR	2,000	2,374
Colonial SFL Socimi SA	1.350%	10/14/2028	EUR	1,400	1,563
Colonial SFL Socimi SA	2.500%	11/28/2029	EUR	1,900	2,154
Criteria Caixa SA	0.875%	10/28/2027	EUR	3,100	3,461
El Corte Ingles SA	3.500%	7/24/2033	EUR	8,000	9,165
Enagas Financiaciones SA	1.375%	5/5/2028	EUR	100	112
Enagas Financiaciones SA	0.375%	11/5/2032	EUR	2,000	1,882
Enagas Financiaciones SA	3.625%	1/24/2034	EUR	2,000	2,334
FCC Aqualia SA	2.629%	6/8/2027	EUR	1,107	1,278
FCC Aqualia SA	3.750%	6/11/2032	EUR	6,750	7,861
Iberdrola Finanzas SA	3.125%	11/22/2028	EUR	6,000	7,042
Iberdrola Finanzas SA	1.621%	11/29/2029	EUR	1,900	2,110
Iberdrola Finanzas SA	1.375%	3/11/2032	EUR	1,900	1,997
Iberdrola Finanzas SA	3.375%	11/22/2032	EUR	7,500	8,810
Iberdrola Finanzas SA	3.625%	7/13/2033	EUR	8,000	9,502
Iberdrola Finanzas SA	3.625%	7/18/2034	EUR	4,000	4,731
Iberdrola Finanzas SA	5.870%	11/28/2034	AUD	5,000	3,402
Iberdrola Finanzas SA	1.575%	Perpetual	EUR	3,000	3,358
Iberdrola Finanzas SA	4.871%	Perpetual	EUR	5,000	6,088
Iberdrola Finanzas SA	4.875%	Perpetual	EUR	3,000	3,590
Iberdrola International BV	1.825%	Perpetual	EUR	2,600	2,808
Iberdrola International BV	2.250%	Perpetual	EUR	10,000	11,092
Mapfre SA	4.375%	3/31/2047	EUR	2,400	2,819
Mapfre SA	4.125%	9/7/2048	EUR	3,500	4,126
Merlin Properties Socimi SA	1.875%	11/2/2026	EUR	3,000	3,438
Merlin Properties Socimi SA	2.375%	9/18/2029	EUR	3,000	3,400
Merlin Properties Socimi SA	1.375%	6/1/2030	EUR	4,600	4,934
Merlin Properties Socimi SA	1.875%	12/4/2034	EUR	2,000	1,993
Naturgy Finance Iberia SA	1.500%	1/29/2028	EUR	1,300	1,465
Naturgy Finance Iberia SA	0.750%	11/28/2029	EUR	3,100	3,303
Nortegas Energia Grupo SL	2.065%	9/28/2027	EUR	2,361	2,686
Nortegas Energia Grupo SL	0.905%	1/22/2031	EUR	3,000	3,031
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	3/28/2027	EUR	4,300	5,085
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/2031	EUR	18,100	22,426
Red Electrica Financiaciones SA	1.250%	3/13/2027	EUR	2,500	2,844
Red Electrica Financiaciones SA	0.375%	7/24/2028	EUR	2,000	2,187
Redeia Corp. SA	3.375%	7/9/2032	EUR	2,600	3,024
Redexis Gas Finance BV	1.875%	4/27/2027	EUR	2,104	2,399
Repsol Europe Finance Sarl	0.375%	7/6/2029	EUR	4,000	4,239
Repsol Europe Finance Sarl	0.875%	7/6/2033	EUR	3,100	2,977
Repsol International Finance BV	2.250%	12/10/2026	EUR	5,100	5,875
Repsol International Finance BV	2.500%	Perpetual	EUR	3,000	3,436
Repsol International Finance BV	4.247%	Perpetual	EUR	5,000	5,915
Santander Consumer Finance SA	0.500%	1/14/2027	EUR	9,300	10,493
Telefonica Emisiones SA	1.447%	1/22/2027	EUR	8,000	9,129
Telefonica Emisiones SA	2.318%	10/17/2028	EUR	400	458
Telefonica Emisiones SA	1.788%	3/12/2029	EUR	1,300	1,458
Telefonica Emisiones SA	5.445%	10/8/2029	GBP	1,700	2,298
Telefonica Emisiones SA	2.932%	10/17/2029	EUR	5,700	6,622
Telefonica Emisiones SA	0.664%	2/3/2030	EUR	3,400	3,589
Telefonica Emisiones SA	2.592%	5/25/2031	EUR	11,400	12,859
Telefonica Emisiones SA	1.807%	5/21/2032	EUR	4,000	4,217
Telefonica Emisiones SA	3.724%	1/23/2034	EUR	5,000	5,795
Telefonica Emisiones SA	1.864%	7/13/2040	EUR	4,000	3,446
Telefonica Europe BV	5.875%	2/14/2033	EUR	2,680	3,603
Unicaja Banco SA	5.125%	2/21/2029	EUR	4,500	5,465
38

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Werfen SA	4.250%	5/3/2030	EUR	11,000	13,270
					905,330
Sweden (1.0%)
Akelius Residential Property Financing BV	1.125%	1/11/2029	EUR	2,995	3,246
Akelius Residential Property Financing BV	0.750%	2/22/2030	EUR	5,938	6,131
Assa Abloy AB	3.875%	9/13/2030	EUR	9,615	11,574
Balder Finland OYJ	1.000%	1/20/2029	EUR	500	540
Balder Finland OYJ	1.375%	5/24/2030	EUR	2,429	2,559
Balder Finland OYJ	2.000%	1/18/2031	EUR	2,500	2,661
Castellum AB	4.125%	12/10/2030	EUR	1,890	2,241
Castellum Helsinki Finance Holding Abp	0.875%	9/17/2029	EUR	4,953	5,265
Danske Hypotek AB	3.500%	12/20/2028	SEK	200,000	21,721
Ellevio AB	4.125%	3/7/2034	EUR	3,000	3,612
EQT AB	2.375%	4/6/2028	EUR	3,500	4,008
EQT AB	2.875%	4/6/2032	EUR	4,600	5,156
Essity AB	1.625%	3/30/2027	EUR	778	887
Essity AB	0.250%	2/8/2031	EUR	6,316	6,388
Fastighets AB Balder	1.125%	1/29/2027	EUR	2,700	3,056
Fastighets AB Balder	1.250%	1/28/2028	EUR	2,843	3,167
Heimstaden Bostad AB	3.750%	10/2/2030	EUR	4,000	4,643
Heimstaden Bostad Treasury BV	1.375%	3/3/2027	EUR	2,498	2,829
Heimstaden Bostad Treasury BV	1.000%	4/13/2028	EUR	8,009	8,814
Heimstaden Bostad Treasury BV	1.375%	7/24/2028	EUR	3,300	3,639
Heimstaden Bostad Treasury BV	0.750%	9/6/2029	EUR	1,800	1,887
Heimstaden Bostad Treasury BV	1.625%	10/13/2031	EUR	1,000	1,019
Investor AB	0.375%	10/29/2035	EUR	6,500	5,594
Lansforsakringar Hypotek AB	1.000%	9/15/2027	SEK	413,000	42,354
Lansforsakringar Hypotek AB	3.000%	9/23/2032	SEK	100,000	10,530
Molnlycke Holding AB	4.250%	9/8/2028	EUR	3,000	3,593
Molnlycke Holding AB	4.250%	6/11/2034	EUR	6,000	7,203
Nordea Hypotek AB	1.000%	6/16/2027	SEK	334,000	34,414
Nordea Hypotek AB	3.500%	9/20/2028	SEK	660,000	71,601
Nordea Hypotek AB	3.500%	10/26/2029	SEK	86,000	9,400
Nordea Hypotek AB	3.000%	11/26/2030	SEK	100,000	10,660
Sagax AB	4.375%	5/29/2030	EUR	3,000	3,611
Sagax AB	4.000%	3/13/2032	EUR	1,000	1,176
Sagax Euro Mtn NL BV	0.750%	1/26/2028	EUR	2,214	2,449
Sagax Euro Mtn NL BV	1.000%	5/17/2029	EUR	1,900	2,034
Sandvik AB	2.125%	6/7/2027	EUR	6,050	6,949
Securitas Treasury Ireland DAC	3.875%	2/23/2030	EUR	5,000	5,950
Skandinaviska Enskilda Banken AB	4.000%	11/9/2026	EUR	8,000	9,380
Skandinaviska Enskilda Banken AB	1.750%	11/11/2026	EUR	10,000	11,476
Skandinaviska Enskilda Banken AB	0.375%	2/11/2027	EUR	3,641	4,095
Skandinaviska Enskilda Banken AB	4.125%	6/29/2027	EUR	5,000	5,933
Skandinaviska Enskilda Banken AB	0.750%	8/9/2027	EUR	10,000	11,200
Skandinaviska Enskilda Banken AB	3.750%	2/7/2028	EUR	2,000	2,366
Skandinaviska Enskilda Banken AB	3.250%	5/4/2028	EUR	3,500	4,124
Skandinaviska Enskilda Banken AB	3.875%	5/9/2028	EUR	13,000	15,506
Skandinaviska Enskilda Banken AB	0.375%	6/21/2028	EUR	6,000	6,532
Skandinaviska Enskilda Banken AB	3.000%	11/6/2028	SEK	580,000	61,195
Skandinaviska Enskilda Banken AB	0.625%	11/12/2029	EUR	5,087	5,382
Skandinaviska Enskilda Banken AB	1.000%	12/19/2029	SEK	74,000	7,298
Skandinaviska Enskilda Banken AB	3.375%	3/19/2030	EUR	5,000	5,878
Skandinaviska Enskilda Banken AB	3.000%	12/17/2030	SEK	200,000	21,313
Skandinaviska Enskilda Banken AB	3.125%	11/5/2031	EUR	11,000	12,723
Skandinaviska Enskilda Banken AB	5.000%	8/17/2033	EUR	2,600	3,158
Skandinaviska Enskilda Banken AB	3.500%	8/14/2035	EUR	7,000	8,111
SKF AB	0.250%	2/15/2031	EUR	2,906	3,089
Stadshypotek AB	1.000%	3/1/2027	SEK	232,000	23,958
Stadshypotek AB	0.750%	11/1/2027	EUR	3,541	3,964
Stadshypotek AB	2.500%	12/1/2027	SEK	386,000	40,627
Stadshypotek AB	2.000%	9/1/2028	SEK	50,000	5,185
Stadshypotek AB	4.000%	5/2/2029	SEK	650,000	71,578
Stadshypotek AB	2.500%	2/1/2030	SEK	100,000	10,456
Stadshypotek AB	2.500%	9/1/2031	SEK	200,000	20,671
Svenska Handelsbanken AB	0.125%	11/3/2026	EUR	3,907	4,412
Svenska Handelsbanken AB	3.375%	2/17/2028	EUR	6,000	7,063
Svenska Handelsbanken AB	1.375%	2/23/2029	EUR	16,500	18,251
Svenska Handelsbanken AB	2.625%	9/5/2029	EUR	5,000	5,778
39

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Svenska Handelsbanken AB	0.500%	2/18/2030	EUR	5,087	5,321
Svenska Handelsbanken AB	4.625%	8/23/2032	GBP	4,000	5,258
Svenska Handelsbanken AB	5.000%	8/16/2034	EUR	4,924	6,042
Sveriges Sakerstallda Obligationer AB	0.250%	6/9/2027	SEK	300,000	30,480
Sveriges Sakerstallda Obligationer AB	0.010%	3/14/2030	EUR	2,500	2,584
Sveriges Sakerstallda Obligationer AB	1.000%	6/12/2030	SEK	200,000	19,163
Sveriges Sakerstallda Obligationer AB	1.750%	2/10/2032	EUR	24,000	26,102
Sveriges Sakerstallda Obligationer AB	0.750%	6/9/2032	SEK	250,000	22,944
Swedbank AB	0.250%	11/2/2026	EUR	15,233	17,225
Swedbank AB	1.375%	12/8/2027	GBP	1,289	1,642
Swedbank AB	0.200%	1/12/2028	EUR	10,841	11,906
Swedbank AB	4.125%	11/13/2028	EUR	10,000	12,075
Swedbank AB	2.875%	2/8/2030	EUR	10,000	11,617
Swedbank AB	3.375%	5/29/2030	EUR	4,000	4,754
Swedbank AB	3.625%	8/23/2032	EUR	11,700	13,682
Swedbank AB	7.272%	11/15/2032	GBP	3,000	4,139
Swedbank AB	3.500%	8/19/2035	EUR	9,000	10,444
Swedbank Hypotek AB	1.375%	5/31/2027	EUR	16,900	19,243
Swedbank Hypotek AB	3.000%	3/15/2028	SEK	200,000	21,269
Swedbank Hypotek AB	3.125%	7/5/2028	EUR	20,000	23,513
Swedbank Hypotek AB	3.000%	3/28/2029	SEK	771,200	81,806
Tele2 AB	2.125%	5/15/2028	EUR	1,692	1,928
Tele2 AB	3.750%	11/22/2029	EUR	2,000	2,381
Telefonaktiebolaget LM Ericsson	1.000%	5/26/2029	EUR	3,000	3,232
Telia Co. AB	0.125%	11/27/2030	EUR	2,245	2,259
Telia Co. AB	3.625%	2/22/2032	EUR	3,570	4,251
Telia Co. AB	2.125%	2/20/2034	EUR	6,139	6,465
Telia Co. AB	1.625%	2/23/2035	EUR	1,900	1,886
Telia Co. AB	2.750%	6/30/2083	EUR	2,000	2,303
Vattenfall AB	6.875%	4/15/2039	GBP	5,543	8,150
Volvo Treasury AB	2.000%	8/19/2027	EUR	11,400	13,042
					1,130,369
Switzerland (1.2%)
ABB Finance BV	0.000%	1/19/2030	EUR	8,984	9,252
ABB Finance BV	3.375%	1/16/2031	EUR	5,000	5,901
Adecco Group AG	2.378%	11/17/2027	CHF	2,000	2,568
Adecco International Financial Services BV	0.125%	9/21/2028	EUR	7,500	8,078
Argentum Netherlands BV for Givaudan SA	2.000%	9/17/2030	EUR	9,300	10,266
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/2049	EUR	996	1,132
Basellandschaftliche Kantonalbank	0.375%	5/13/2030	CHF	2,545	3,138
Basler Kantonalbank	0.300%	6/22/2027	CHF	2,290	2,846
Cloverie plc for Zurich Insurance Co. Ltd.	1.500%	12/15/2028	EUR	5,000	5,582
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/2047	EUR	5,892	6,815
ELM BV for Julius Baer Group Ltd.	3.875%	9/13/2029	EUR	4,000	4,736
Firmenich Productions Participations SAS	1.750%	4/30/2030	EUR	4,087	4,497
Givaudan Finance Europe BV	1.000%	4/22/2027	EUR	5,087	5,759
Helvetia Europe SA	2.750%	9/30/2041	EUR	2,743	3,006
Holcim Finance Luxembourg SA	0.500%	11/29/2026	EUR	2,214	2,503
Holcim Finance Luxembourg SA	2.250%	5/26/2028	EUR	5,288	6,044
Holcim Finance Luxembourg SA	1.750%	8/29/2029	EUR	5,000	5,572
Holcim Finance Luxembourg SA	0.500%	9/3/2030	EUR	6,551	6,761
Holcim Finance Luxembourg SA	0.500%	4/23/2031	EUR	12,631	12,731
IWG US Finance LLC	6.500%	6/28/2030	EUR	2,400	3,037
Lonza Finance International NV	3.875%	4/24/2036	EUR	5,000	5,868
Luzerner Kantonalbank AG	0.125%	11/25/2032	CHF	9,300	11,132
Luzerner Kantonalbank AG	2.000%	11/19/2038	CHF	8,000	11,214
Nestle Capital Markets SA	1.875%	6/28/2029	CHF	5,000	6,531
Nestle Capital Markets SA	2.000%	6/28/2033	CHF	2,000	2,708
Nestle Capital Markets SA	2.500%	7/14/2034	CHF	4,900	6,903
Nestle Capital Markets SA	2.125%	6/28/2038	CHF	7,000	9,777
Nestle Capital Markets SA	1.750%	5/30/2040	CHF	2,500	3,339
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	1/18/2027	CHF	13,920	17,318
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	4/27/2027	CHF	7,500	9,501
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/2027	CHF	12,750	15,879
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	6/15/2027	CHF	16,275	20,164
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/2028	CHF	4,080	5,106
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/2028	CHF	2,545	3,175
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/2028	CHF	14,280	17,683
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	10/9/2028	CHF	7,645	9,601
40

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	1/22/2029	CHF	22,465	28,118
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	5/8/2029	CHF	3,820	4,716
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/2029	CHF	7,645	9,565
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	10/26/2029	CHF	16,305	19,989
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	2/26/2030	CHF	9,155	11,190
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	4/15/2030	CHF	5,100	6,309
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.625%	2/14/2031	CHF	10,000	13,845
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/2031	CHF	4,715	5,746
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/2031	CHF	17,605	23,667
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	12/19/2031	CHF	6,510	7,927
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	4/9/2032	CHF	12,500	16,356
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/2032	CHF	3,820	4,900
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/2032	CHF	5,200	7,200
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	11/19/2032	CHF	4,860	5,865
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/2033	CHF	12,545	15,680
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/2033	CHF	8,925	11,852
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	9/6/2033	CHF	5,000	6,650
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.750%	11/28/2034	CHF	12,500	15,664
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/25/2035	CHF	10,000	12,380
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/2035	CHF	16,015	20,268
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/2035	CHF	2,545	3,101
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/14/2036	CHF	2,060	2,426
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/23/2037	CHF	2,035	2,489
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/25/2037	CHF	2,800	3,514
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	8/4/2038	CHF	18,600	21,514
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	1/28/2039	CHF	7,500	10,276
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/2039	CHF	4,235	4,920
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	2/14/2040	CHF	5,000	6,728
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	5/17/2040	CHF	10,000	11,357
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	12/5/2040	CHF	9,545	12,861
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/17/2041	CHF	4,195	4,891
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/6/2042	CHF	5,100	5,654
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	1/25/2045	CHF	5,000	6,256
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.125%	10/9/2048	CHF	10,000	12,783
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	6/24/2050	CHF	10,000	14,897
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.050%	11/6/2026	CHF	5,100	6,329
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	12/7/2026	CHF	11,500	14,330
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	1/27/2027	CHF	7,480	9,273
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	3/19/2027	CHF	4,080	5,152
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/13/2028	CHF	18,975	23,461
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	4/17/2028	CHF	7,500	9,641
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	7/24/2028	CHF	20,000	24,944
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/2028	CHF	2,545	3,230
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	4/9/2029	CHF	17,685	21,985
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/2029	CHF	15,960	20,665
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.625%	7/16/2029	CHF	12,240	15,388
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/2030	CHF	2,545	3,181
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/19/2030	CHF	19,060	23,262
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/2030	CHF	8,925	11,155
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/2031	CHF	4,845	6,063
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/2031	CHF	3,820	4,709
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/2031	CHF	15,070	18,364
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	2/20/2032	CHF	11,000	13,680
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.650%	12/21/2032	CHF	10,000	13,364
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/2033	CHF	5,100	6,383
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/18/2033	CHF	7,500	8,937
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	5/15/2034	CHF	3,055	3,758
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.200%	10/4/2034	CHF	5,335	7,522
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	6/12/2035	CHF	23,000	27,274
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	7/13/2035	CHF	7,645	9,044
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/2035	CHF	6,630	8,144
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	2/15/2036	CHF	14,965	17,256
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	6/23/2036	CHF	10,000	13,401
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.850%	7/19/2038	CHF	17,500	24,449
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/2039	CHF	2,545	3,106
Richemont International Holding SA	1.500%	3/26/2030	EUR	1,000	1,096
Richemont International Holding SA	1.125%	5/26/2032	EUR	6,316	6,529
Richemont International Holding SA	2.000%	3/26/2038	EUR	7,850	7,638
Richemont International Holding SA	1.625%	5/26/2040	EUR	7,087	6,227
Sandoz Group AG	2.125%	11/17/2026	CHF	3,600	4,542
41

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Sika Capital BV	3.750%	5/3/2030	EUR	9,000	10,773
Swiss Life Finance I AG	3.250%	8/31/2029	EUR	8,000	9,365
Swiss Life Finance I AG	0.500%	9/15/2031	EUR	4,250	4,182
Swiss Life Finance I AG	3.750%	3/24/2035	EUR	2,000	2,343
Swisscom Finance BV	3.500%	11/29/2031	EUR	5,500	6,526
Swisscom Finance BV	3.625%	11/29/2036	EUR	7,000	8,194
Swisscom Finance BV	3.875%	5/29/2044	EUR	2,500	2,809
Tyco Electronics Group SA	2.500%	5/6/2028	EUR	7,000	8,082
Tyco Electronics Group SA	0.000%	2/16/2029	EUR	4,644	4,936
Tyco Electronics Group SA	3.250%	1/31/2033	EUR	4,012	4,627
UBS AG	0.500%	3/31/2031	EUR	13,800	14,071
UBS Group AG	0.650%	1/14/2028	EUR	4,875	5,499
UBS Group AG	0.250%	2/24/2028	EUR	5,306	5,810
UBS Group AG	2.250%	6/9/2028	GBP	5,179	6,592
UBS Group AG	0.250%	11/5/2028	EUR	20,041	22,081
UBS Group AG	7.750%	3/1/2029	EUR	15,500	19,891
UBS Group AG	0.650%	9/10/2029	EUR	6,777	7,217
UBS Group AG	2.125%	11/15/2029	GBP	1,500	1,845
UBS Group AG	4.375%	1/11/2031	EUR	3,000	3,651
UBS Group AG	0.875%	11/3/2031	EUR	3,824	3,879
UBS Group AG	4.750%	3/17/2032	EUR	7,000	8,713
UBS Group AG	2.875%	4/2/2032	EUR	23,000	26,176
UBS Group AG	0.625%	1/18/2033	EUR	18,100	17,293
UBS Group AG	4.125%	6/9/2033	EUR	15,000	18,116
UBS Group AG	7.375%	9/7/2033	GBP	3,500	5,239
UBS Group AG	3.250%	2/12/2034	EUR	7,000	8,003
UBS Group AG	3.757%	8/11/2036	EUR	10,000	11,685
UBS Switzerland AG	3.146%	6/21/2031	EUR	11,000	12,878
Zuercher Kantonalbank	0.100%	3/31/2031	CHF	5,000	6,060
Zuercher Kantonalbank	0.000%	1/21/2033	CHF	7,000	8,287
Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/2039	EUR	1,742	1,616
Zurich Finance Ireland Designated Activity Co.	5.125%	11/23/2052	GBP	3,500	4,568
					1,322,166
United Arab Emirates (0.0%)
DP World Ltd.	4.250%	9/25/2030	GBP	996	1,271
Emirates NBD Bank PJSC	4.750%	2/9/2028	AUD	1,570	1,031
Emirates NBD Bank PJSC	3.050%	2/26/2030	AUD	1,170	713
MDGH GMTN RSC Ltd.	1.000%	3/10/2034	EUR	2,000	1,880
					4,895
United Kingdom (2.0%)
3i Group plc	5.750%	12/3/2032	GBP	2,561	3,536
3i Group plc	3.750%	6/5/2040	GBP	1,300	1,376
A2Dominion Housing Group Ltd.	3.500%	11/15/2028	GBP	2,452	3,098
AA Bond Co. Ltd.	3.250%	7/31/2050	GBP	500	624
AA Bond Co. Ltd.	8.450%	7/31/2050	GBP	4,000	5,603
Affinity Sutton Capital Markets plc	4.250%	10/8/2042	GBP	723	794
Affinity Water Finance plc	4.500%	3/31/2036	GBP	2,269	2,738
Affordable Housing Finance plc	3.800%	5/20/2044	GBP	2,543	2,819
Amplius Living	5.125%	8/2/2038	GBP	885	1,104
Amplius Living	3.250%	5/15/2043	GBP	2,800	2,612
Anchor Hanover Group	2.000%	7/21/2051	GBP	4,509	2,865
Anglian Water Services Financing plc	2.625%	6/15/2027	GBP	3,175	4,042
Anglian Water Services Financing plc	4.500%	10/5/2027	GBP	1,432	1,878
Anglian Water Services Financing plc	6.625%	1/15/2029	GBP	373	518
Anglian Water Services Financing plc	5.875%	6/20/2031	GBP	4,000	5,489
Anglian Water Services Financing plc	4.525%	8/26/2032	CAD	1,300	920
Anglian Water Services Financing plc	6.000%	6/20/2039	GBP	3,300	4,292
Anglian Water Services Financing plc	5.750%	6/7/2043	GBP	2,500	3,062
Arqiva Financing plc	4.882%	12/31/2032	GBP	1,761	2,296
Artesian Finance II plc	6.000%	9/30/2033	GBP	1,395	1,901
Aspire Defence Finance plc	4.674%	3/31/2040	GBP	1,715	2,161
Aspire Defence Finance plc	4.674%	3/31/2040	GBP	1,856	2,338
Assura Financing plc	1.625%	6/30/2033	GBP	900	912
Aster Treasury plc	4.500%	12/18/2043	GBP	4,381	4,982
Astrazeneca Finance LLC	3.121%	8/5/2030	EUR	5,100	5,986
AstraZeneca plc	1.250%	5/12/2028	EUR	100	112
AstraZeneca plc	0.375%	6/3/2029	EUR	16,500	17,654
AstraZeneca plc	5.750%	11/13/2031	GBP	2,044	2,897
Aviva plc	1.875%	11/13/2027	EUR	2,094	2,388
42

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Aviva plc	4.000%	10/2/2030	CAD	1,663	1,188
	Aviva plc	4.375%	9/12/2049	GBP	538	693
	Aviva plc	6.875%	11/27/2053	GBP	1,800	2,542
	Aviva plc	6.125%	9/12/2054	GBP	1,900	2,544
	Aviva plc	4.000%	6/3/2055	GBP	1,971	2,230
	Aviva plc	6.875%	5/20/2058	GBP	4,469	6,148
	Barclays plc	3.250%	2/12/2027	GBP	3,744	4,854
	Barclays plc	0.877%	1/28/2028	EUR	11,800	13,335
	Barclays plc	0.577%	8/9/2029	EUR	4,548	4,948
	Barclays plc	6.369%	1/31/2031	GBP	12,000	16,659
	Barclays plc	1.106%	5/12/2032	EUR	7,448	7,670
	Barclays plc	8.407%	11/14/2032	GBP	7,500	10,518
	Barclays plc	3.250%	1/17/2033	GBP	4,400	5,103
	Barclays plc	4.506%	1/31/2033	EUR	17,000	20,831
	Barclays plc	5.262%	1/29/2034	EUR	7,000	8,976
	Barclays plc	5.851%	3/21/2035	GBP	13,000	17,625
	Barclays plc	4.347%	5/8/2035	EUR	3,000	3,647
	Barclays plc	6.158%	5/28/2035	AUD	2,910	1,965
	Barclays plc	4.973%	5/31/2036	EUR	5,000	6,111
	Barclays plc	4.616%	3/26/2037	EUR	5,000	6,001
	BAT International Finance plc	1.250%	3/13/2027	EUR	835	947
	BAT International Finance plc	2.250%	6/26/2028	GBP	7,600	9,454
	BAT International Finance plc	2.250%	1/16/2030	EUR	9,177	10,288
	BAT International Finance plc	4.125%	4/12/2032	EUR	10,500	12,567
	BAT International Finance plc	6.000%	11/24/2034	GBP	3,037	4,179
	BAT International Finance plc	5.750%	7/5/2040	GBP	1,657	2,119
	BAT International Finance plc	2.000%	3/13/2045	EUR	360	295
	BAT Netherlands Finance BV	5.375%	2/16/2031	EUR	2,000	2,539
	Bazalgette Finance plc	2.375%	11/29/2027	GBP	1,308	1,645
	Beyond Housing Ltd.	2.125%	5/17/2051	GBP	3,807	2,519
	Blend Funding plc	5.260%	6/11/2032	GBP	2,000	2,688
	Blend Funding plc	3.459%	9/21/2049	GBP	7,000	6,488
	Blend Funding plc	2.922%	4/5/2056	GBP	4,355	3,392
	BPHA Finance plc	4.816%	4/11/2044	GBP	613	717
	British American Tobacco plc	3.750%	Perpetual	EUR	10,500	12,056
	British Land Co. plc	2.375%	9/14/2029	GBP	887	1,075
	British Telecommunications plc	1.500%	6/23/2027	EUR	5,087	5,783
	British Telecommunications plc	2.750%	8/30/2027	EUR	2,000	2,320
	British Telecommunications plc	2.125%	9/26/2028	EUR	100	114
	British Telecommunications plc	5.750%	12/7/2028	GBP	756	1,041
	British Telecommunications plc	1.125%	9/12/2029	EUR	4,000	4,356
	British Telecommunications plc	3.125%	11/21/2031	GBP	800	968
	British Telecommunications plc	3.375%	8/30/2032	EUR	1,000	1,165
	British Telecommunications plc	3.875%	1/20/2034	EUR	10,000	11,862
	British Telecommunications plc	6.375%	6/23/2037	GBP	4,515	6,333
	British Telecommunications plc	5.750%	2/13/2041	GBP	2,000	2,572
	British Telecommunications plc	5.625%	12/3/2041	GBP	2,000	2,534
[2]	Broadgate Financing plc	4.999%	10/5/2033	GBP	2,731	3,573
	Bromford Flagship Ltd.	3.125%	5/3/2048	GBP	943	827
	BUPA Finance plc	4.125%	6/14/2035	GBP	1,200	1,388
	Cadent Finance plc	2.125%	9/22/2028	GBP	5,585	6,913
	Cadent Finance plc	0.625%	3/19/2030	EUR	9,383	9,792
	Cadent Finance plc	0.750%	3/11/2032	EUR	643	632
	Cadent Finance plc	2.250%	10/10/2035	GBP	7,012	6,960
	Cadent Finance plc	2.625%	9/22/2038	GBP	3,410	3,199
	Cadent Finance plc	3.125%	3/21/2040	GBP	1,023	986
	Cadent Finance plc	2.750%	9/22/2046	GBP	482	387
[2]	Canary Wharf Finance II plc	5.952%	10/22/2037	GBP	296	408
	Cardiff University	3.000%	12/7/2055	GBP	1,996	1,589
	Catalyst Housing Ltd.	3.125%	10/31/2047	GBP	1,509	1,274
	CCEP Finance Ireland DAC	0.500%	9/6/2029	EUR	5,938	6,319
	CCEP Finance Ireland DAC	0.875%	5/6/2033	EUR	15,724	15,370
	CCEP Finance Ireland DAC	1.500%	5/6/2041	EUR	2,704	2,265
	Centrica plc	4.375%	3/13/2029	GBP	1,376	1,809
	Centrica plc	7.000%	9/19/2033	GBP	2,545	3,732
	Centrica plc	4.250%	9/12/2044	GBP	5,183	5,447
	Chancellor Masters & Scholars of The University of Cambridge	2.350%	6/27/2078	GBP	1,398	893
	Channel Link Enterprises Finance plc	3.043%	6/30/2050	GBP	3,102	3,798
	Church Commissioners for England	3.625%	7/14/2052	GBP	1,500	1,445
	Circle Anglia Social Housing plc	7.250%	11/12/2038	GBP	2,460	3,729
43

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Circle Anglia Social Housing plc	5.200%	3/2/2044	GBP	1,450	1,759
	Citizen Treasury plc	3.250%	10/20/2048	GBP	5,778	5,032
	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/2030	EUR	2,800	3,093
	CK Hutchison Finance 16 Ltd.	2.000%	4/6/2028	EUR	2,000	2,272
	CK Hutchison Group Telecom Finance SA	2.000%	10/17/2027	GBP	2,543	3,184
	CK Hutchison Group Telecom Finance SA	1.500%	10/17/2031	EUR	5,633	5,848
	CK Hutchison Group Telecom Finance SA	2.625%	10/17/2034	GBP	1,409	1,439
	Clarion Funding plc	2.625%	1/18/2029	GBP	752	935
	Clarion Funding plc	3.125%	4/19/2048	GBP	1,634	1,406
	Clarion Funding plc	5.375%	5/30/2057	GBP	945	1,141
	Coca-Cola Europacific Partners plc	1.750%	5/26/2028	EUR	2,653	3,006
	Coca-Cola Europacific Partners plc	0.200%	12/2/2028	EUR	6,316	6,784
	Coca-Cola Europacific Partners plc	1.875%	3/18/2030	EUR	2,500	2,780
	Coca-Cola Europacific Partners plc	0.700%	9/12/2031	EUR	4,364	4,439
	Compass Group plc	2.000%	7/3/2029	GBP	3,028	3,699
	Compass Group plc	3.250%	2/6/2031	EUR	3,000	3,518
	Compass Group plc	4.375%	9/8/2032	GBP	5,000	6,547
[2]	Connect Plus M25 Issuer plc	2.607%	3/31/2039	GBP	1,209	1,331
	Coventry Building Society	2.000%	12/20/2030	GBP	2,938	3,397
	CPUK Finance Ltd.	5.876%	8/28/2027	GBP	1,000	1,342
	CPUK Finance Ltd.	3.690%	2/28/2047	GBP	100	127
[2,4]	CTRL Section 1 Finance plc	5.234%	5/2/2035	GBP	450	608
	Dali Capital plc	4.799%	12/21/2037	GBP	350	422
	Derby Healthcare plc	5.564%	6/30/2041	GBP	683	890
	Derwent London plc	1.875%	11/17/2031	GBP	1,500	1,659
	Diageo Capital BV	0.125%	9/28/2028	EUR	9,300	10,040
	Diageo Finance plc	2.500%	3/27/2032	EUR	6,431	7,159
	Diageo Finance plc	1.250%	3/28/2033	GBP	2,541	2,693
	Diageo Finance plc	3.375%	8/30/2035	EUR	5,000	5,708
	Diageo Finance plc	2.750%	6/8/2038	GBP	6,000	6,073
	DS Smith plc	4.500%	7/27/2030	EUR	5,000	6,115
	DWR Cymru Financing UK plc	6.015%	3/31/2028	GBP	375	511
	DWR Cymru Financing UK plc	1.375%	3/31/2033	GBP	5,500	5,541
	DWR Cymru Financing UK plc	2.375%	3/31/2034	GBP	4,058	4,036
	DWR Cymru Financing UK plc	2.500%	3/31/2036	GBP	383	382
	Eastern Power Networks plc	2.125%	11/25/2033	GBP	3,500	3,754
	Eastern Power Networks plc	6.250%	11/12/2036	GBP	6,000	8,494
	Eastern Power Networks plc	5.375%	10/2/2039	GBP	4,000	5,169
	easyJet FinCo BV	1.875%	3/3/2028	EUR	5,000	5,679
	EMH Treasury plc	4.500%	1/29/2044	GBP	1,545	1,744
[2]	Eversholt Funding plc	3.529%	8/7/2042	GBP	5,765	6,072
	FIL Ltd.	2.500%	11/4/2026	EUR	1,402	1,617
	Flagship Finance plc	1.875%	7/14/2061	GBP	946	509
	Futures Treasury plc	3.375%	2/8/2044	GBP	1,492	1,435
	Gatwick Funding Ltd.	2.500%	4/15/2032	GBP	2,800	3,384
	Gatwick Funding Ltd.	3.875%	6/24/2035	EUR	10,000	11,626
	Gatwick Funding Ltd.	3.625%	10/16/2035	EUR	5,000	5,811
	Gatwick Funding Ltd.	5.750%	1/23/2039	GBP	3,448	4,583
	Gatwick Funding Ltd.	3.125%	9/28/2041	GBP	2,159	2,120
	Gatwick Funding Ltd.	6.500%	3/2/2043	GBP	2,000	2,782
	Genfinance II plc	6.064%	12/21/2039	GBP	3,037	4,085
	GlaxoSmithKline Capital plc	3.375%	12/20/2027	GBP	2,040	2,649
	GlaxoSmithKline Capital plc	1.250%	10/12/2028	GBP	9,524	11,590
	GlaxoSmithKline Capital plc	1.375%	9/12/2029	EUR	5,000	5,509
	GlaxoSmithKline Capital plc	1.750%	5/21/2030	EUR	9,098	10,078
	GlaxoSmithKline Capital plc	5.250%	12/19/2033	GBP	1,760	2,427
	GlaxoSmithKline Capital plc	1.625%	5/12/2035	GBP	11,611	11,468
	GlaxoSmithKline Capital plc	6.375%	3/9/2039	GBP	578	831
	GlaxoSmithKline Capital plc	5.250%	4/10/2042	GBP	2,239	2,854
	GlaxoSmithKline Capital plc	4.250%	12/18/2045	GBP	383	418
	Global Switch Finance BV	1.375%	10/7/2030	EUR	2,300	2,503
	Global Switch Holdings Ltd.	2.250%	5/31/2027	EUR	400	457
	Grainger plc	3.000%	7/3/2030	GBP	1,500	1,811
	Great Places Housing Group Ltd.	4.750%	10/22/2042	GBP	1,545	1,806
	Greene King Finance plc	5.318%	9/15/2031	GBP	512	677
	GSK Capital BV	3.125%	11/28/2032	EUR	9,000	10,462
	Guinness Partnership Ltd.	4.000%	10/24/2044	GBP	1,436	1,496
	Guinness Partnership Ltd.	2.000%	4/22/2055	GBP	800	486
	Hammerson Ireland Finance DAC	1.750%	6/3/2027	EUR	2,214	2,519
	Hammerson plc	5.875%	10/8/2036	GBP	2,700	3,558
44

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Heathrow Funding Ltd.	6.750%	12/3/2028	GBP	3,724	5,008
	Heathrow Funding Ltd.	2.694%	10/13/2029	CAD	9,519	6,748
	Heathrow Funding Ltd.	2.750%	10/13/2031	GBP	6,543	8,036
	Heathrow Funding Ltd.	1.500%	2/11/2032	EUR	6,096	6,651
	Heathrow Funding Ltd.	1.125%	10/8/2032	EUR	16,500	17,389
	Heathrow Funding Ltd.	3.661%	1/13/2033	CAD	4,330	3,091
	Heathrow Funding Ltd.	6.450%	12/10/2033	GBP	1,523	2,161
	Heathrow Funding Ltd.	3.726%	4/13/2035	CAD	407	285
	Heathrow Funding Ltd.	1.875%	3/14/2036	EUR	2,404	2,431
	Heathrow Funding Ltd.	5.875%	5/13/2043	GBP	6,469	8,435
	Heathrow Funding Ltd.	4.625%	10/31/2048	GBP	1,272	1,378
	Hexagon Housing Association Ltd.	3.625%	4/22/2048	GBP	1,000	917
	High Speed Rail Finance 1 plc	4.375%	11/1/2038	GBP	3,376	4,138
	Home Group Ltd.	3.125%	3/27/2043	GBP	2,996	2,768
[2]	Housing & Care 21	3.288%	11/8/2049	GBP	1,640	1,457
	HSBC Bank Capital Funding Sterling 1 LP	5.844%	Perpetual	GBP	188	259
	HSBC Bank plc	4.750%	3/24/2046	GBP	1,000	1,101
	HSBC Holdings plc	4.752%	3/10/2028	EUR	10,000	11,868
	HSBC Holdings plc	3.000%	7/22/2028	GBP	4,886	6,288
	HSBC Holdings plc	2.625%	8/16/2028	GBP	1,615	2,028
	HSBC Holdings plc	0.641%	9/24/2029	EUR	5,938	6,466
	HSBC Holdings plc	3.000%	5/29/2030	GBP	2,185	2,724
	HSBC Holdings plc	3.445%	9/25/2030	EUR	5,000	5,875
	HSBC Holdings plc	6.800%	9/14/2031	GBP	5,000	7,146
	HSBC Holdings plc	4.787%	3/10/2032	EUR	10,000	12,454
	HSBC Holdings plc	5.290%	9/16/2032	GBP	3,000	4,027
	HSBC Holdings plc	6.364%	11/16/2032	EUR	14,000	17,210
	HSBC Holdings plc	4.856%	5/23/2033	EUR	17,000	21,359
	HSBC Holdings plc	8.201%	11/16/2034	GBP	2,500	3,638
	HSBC Holdings plc	3.834%	9/25/2035	EUR	5,000	5,929
	HSBC Holdings plc	7.000%	4/7/2038	GBP	7,150	10,161
	HSBC Holdings plc	6.000%	3/29/2040	GBP	3,898	5,086
	Hyde Housing Association Ltd.	5.125%	7/23/2040	GBP	221	277
	Hyde Housing Association Ltd.	1.750%	8/18/2055	GBP	2,580	1,427
	ICG plc	1.625%	2/17/2027	EUR	3,400	3,864
	ICG plc	2.500%	1/28/2030	EUR	1,395	1,538
	IG Group Holdings plc	3.125%	11/18/2028	GBP	3,000	3,751
	IHG Finance LLC	3.625%	9/27/2031	EUR	6,000	7,012
	Imperial Brands Finance Netherlands BV	5.250%	2/15/2031	EUR	800	1,005
	Imperial Brands Finance Netherlands BV	1.750%	3/18/2033	EUR	11,053	11,158
	Imperial Brands Finance plc	2.125%	2/12/2027	EUR	7,905	9,072
	Imperial Brands Finance plc	4.875%	6/7/2032	GBP	3,870	4,987
	Imperial Brands Finance plc	3.875%	2/12/2034	EUR	7,000	8,054
	Inchcape plc	6.500%	6/9/2028	GBP	5,000	6,813
	Incommunities Treasury plc	3.250%	3/21/2049	GBP	1,601	1,374
	Informa plc	1.250%	4/22/2028	EUR	5,000	5,584
	Informa plc	3.250%	10/23/2030	EUR	2,000	2,323
	Informa plc	3.375%	6/9/2031	EUR	5,000	5,805
	InterContinental Hotels Group plc	2.125%	5/15/2027	EUR	1,500	1,720
	InterContinental Hotels Group plc	3.375%	10/8/2028	GBP	2,000	2,546
	ITV plc	4.250%	6/19/2032	EUR	5,000	5,896
	J Sainsbury plc	5.625%	1/29/2035	GBP	2,500	3,359
	Jigsaw Funding plc	3.375%	5/5/2052	GBP	1,200	1,065
	Just Group plc	6.875%	3/30/2035	GBP	1,500	2,052
	Juturna European Loan Conduit No. 16 plc	5.064%	8/10/2033	GBP	2,959	3,950
	Karbon Homes Ltd.	3.375%	11/15/2047	GBP	3,815	3,495
	Land Securities Capital Markets plc	2.375%	3/29/2029	GBP	418	534
	Land Securities Capital Markets plc	2.399%	2/8/2031	GBP	2,800	3,454
	Land Securities Capital Markets plc	4.750%	9/18/2033	GBP	2,000	2,646
	Land Securities Capital Markets plc	2.625%	9/22/2039	GBP	904	909
	Land Securities Capital Markets plc	2.750%	9/22/2059	GBP	1,713	1,237
	Leeds Building Society	1.375%	10/6/2027	GBP	6,904	8,582
	Legal & General Finance plc	5.875%	12/11/2031	GBP	3,587	5,038
	Legal & General Group plc	5.125%	11/14/2048	GBP	2,548	3,372
	Legal & General Group plc	4.500%	11/1/2050	GBP	3,600	4,598
	LiveWest Treasury plc	1.875%	2/18/2056	GBP	1,100	631
	Lloyds Bank plc	6.000%	2/8/2029	GBP	5,278	7,334
	Lloyds Bank plc	0.125%	9/23/2029	EUR	20,450	21,473
	Lloyds Banking Group plc	4.250%	11/22/2027	AUD	2,520	1,642
	Lloyds Banking Group plc	3.125%	8/24/2030	EUR	7,000	8,155
45

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Lloyds Banking Group plc	4.750%	9/21/2031	EUR	5,000	6,211
	Lloyds Banking Group plc	5.250%	10/16/2031	GBP	6,000	8,067
	Lloyds Banking Group plc	1.985%	12/15/2031	GBP	2,000	2,564
	Lloyds Banking Group plc	4.000%	5/9/2035	EUR	10,000	11,799
	Lloyds Banking Group plc	2.707%	12/3/2035	GBP	6,545	7,636
	Lloyds Banking Group plc	3.625%	3/4/2036	EUR	7,000	8,179
	Logicor 2019-1 UK plc	1.875%	11/17/2031	GBP	5,014	6,428
	London & Quadrant Housing Trust	2.625%	2/28/2028	GBP	4,372	5,492
	London & Quadrant Housing Trust	2.250%	7/20/2029	GBP	2,800	3,368
	London & Quadrant Housing Trust	2.125%	3/31/2032	GBP	1,900	2,100
	London & Quadrant Housing Trust	4.625%	12/5/2033	GBP	400	505
	London & Quadrant Housing Trust	5.486%	6/15/2042	GBP	1,300	1,632
	London & Quadrant Housing Trust	3.750%	10/27/2049	GBP	1,985	1,862
	London & Quadrant Housing Trust	3.125%	2/28/2053	GBP	832	673
	London Power Networks plc	6.125%	6/7/2027	GBP	362	490
	London Stock Exchange Group plc	1.750%	12/6/2027	EUR	6,798	7,732
	Lseg Netherlands BV	0.750%	4/6/2033	EUR	5,938	5,708
	M&G plc	5.625%	10/20/2051	GBP	4,998	6,574
	M&G plc	5.560%	7/20/2055	GBP	3,777	4,765
	M&G plc	6.340%	12/19/2063	GBP	1,710	2,166
	M&G plc	6.250%	10/20/2068	GBP	1,600	1,973
	Manchester Airport Group Funding plc	4.750%	3/31/2034	GBP	7,996	10,326
	Manchester Airport Group Funding plc	6.125%	9/30/2041	GBP	1,183	1,604
	Manchester Airport Group Funding plc	2.875%	9/30/2044	GBP	2,094	1,798
	Martlet Homes Ltd.	3.000%	5/9/2052	GBP	1,765	1,406
[2]	Meadowhall Finance plc	4.986%	7/12/2037	GBP	1,057	1,349
[2]	Metropolitan Funding plc	4.125%	4/5/2048	GBP	996	1,008
	Moat Homes Finance plc	5.000%	9/23/2041	GBP	865	1,054
	Morhomes plc	3.400%	2/19/2040	GBP	887	927
	Motability Operations Group plc	4.375%	2/8/2027	GBP	4,419	5,807
	Motability Operations Group plc	0.125%	7/20/2028	EUR	14,444	15,629
	Motability Operations Group plc	1.750%	7/3/2029	GBP	4,956	5,937
	Motability Operations Group plc	5.625%	11/29/2030	GBP	996	1,370
	Motability Operations Group plc	3.500%	7/17/2031	EUR	5,000	5,848
	Motability Operations Group plc	2.375%	3/14/2032	GBP	3,218	3,654
	Motability Operations Group plc	3.875%	1/24/2034	EUR	6,000	7,008
	Motability Operations Group plc	3.625%	3/10/2036	GBP	2,100	2,364
	Motability Operations Group plc	2.375%	7/3/2039	GBP	3,100	2,792
	Motability Operations Group plc	2.125%	1/18/2042	GBP	1,200	959
	Motability Operations Group plc	4.875%	1/17/2043	GBP	4,000	4,600
	Motability Operations Group plc	5.750%	9/11/2048	GBP	1,800	2,242
	Motability Operations Group plc	5.750%	6/17/2051	GBP	2,000	2,472
	Motability Operations Group plc	5.625%	1/24/2054	GBP	2,000	2,426
	Myriad Capital plc	4.750%	12/20/2043	GBP	900	1,033
	National Gas Transmission plc	4.250%	4/5/2030	EUR	5,100	6,167
	National Gas Transmission plc	1.125%	1/14/2033	GBP	4,625	4,688
	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/2028	EUR	3,000	3,542
	National Grid Electricity Distribution East Midlands plc	1.750%	9/9/2031	GBP	1,200	1,340
	National Grid Electricity Distribution East Midlands plc	3.949%	9/20/2032	EUR	5,400	6,474
	National Grid Electricity Distribution South Wales plc	1.625%	10/7/2035	GBP	5,414	5,104
	National Grid Electricity Distribution South Wales plc	5.750%	3/23/2040	GBP	1,100	1,429
	National Grid Electricity Distribution South West plc	5.875%	3/25/2027	GBP	1,127	1,511
	National Grid Electricity Distribution South West plc	5.750%	3/23/2040	GBP	900	1,170
	National Grid Electricity Distribution South West plc	5.818%	7/31/2041	GBP	4,500	5,885
	National Grid Electricity Transmission plc	2.301%	6/22/2029	CAD	2,536	1,750
	National Grid Electricity Transmission plc	5.221%	9/16/2031	CAD	2,400	1,836
	National Grid Electricity Transmission plc	0.823%	7/7/2032	EUR	2,800	2,770
	National Grid Electricity Transmission plc	2.000%	9/16/2038	GBP	2,982	2,631
	National Grid Electricity Transmission plc	0.872%	11/26/2040	EUR	1,900	1,452
	National Grid plc	0.163%	1/20/2028	EUR	7,000	7,666
	National Grid plc	0.553%	9/18/2029	EUR	2,243	2,370
	National Grid plc	2.949%	3/30/2030	EUR	8,000	9,247
	National Grid plc	0.750%	9/1/2033	EUR	1,200	1,130
	National Grid plc	3.245%	3/30/2034	EUR	3,000	3,375
	National Grid plc	4.275%	1/16/2035	EUR	6,600	7,999
	Nationwide Building Society	0.625%	3/25/2027	EUR	19,395	21,875
	Nationwide Building Society	3.250%	1/20/2028	GBP	4,725	6,080
	Nationwide Building Society	3.625%	3/15/2028	EUR	12,500	14,832
	Nationwide Building Society	0.250%	9/14/2028	EUR	8,406	9,088
	Nationwide Building Society	2.250%	6/25/2029	EUR	2,543	2,912
46

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Nationwide Building Society	3.250%	9/5/2029	EUR	5,000	5,859
	Nationwide Building Society	3.000%	3/3/2030	EUR	8,000	9,282
	Nationwide Building Society	1.375%	6/29/2032	EUR	8,179	8,610
	Nationwide Building Society	3.828%	7/24/2032	EUR	10,000	11,904
	NatWest Group plc	2.057%	11/9/2028	GBP	2,900	3,646
	NatWest Group plc	3.619%	3/29/2029	GBP	9,600	12,375
	NatWest Group plc	0.670%	9/14/2029	EUR	11,800	12,879
	NatWest Group plc	3.673%	8/5/2031	EUR	10,000	11,878
	NatWest Group plc	3.575%	9/12/2032	EUR	10,000	11,804
	NatWest Group plc	1.043%	9/14/2032	EUR	8,700	9,739
	NatWest Group plc	7.416%	6/6/2033	GBP	3,000	4,167
	NatWest Group plc	5.763%	2/28/2034	EUR	8,000	9,972
	NatWest Markets plc	1.375%	3/2/2027	EUR	15,900	18,106
	NatWest Markets plc	3.625%	1/9/2029	EUR	9,400	11,151
[4]	Network Rail Infrastructure Finance plc	4.375%	12/9/2030	GBP	4,533	6,039
[4]	Network Rail Infrastructure Finance plc	4.750%	11/29/2035	GBP	2,154	2,848
	NewRiver REIT plc	3.500%	3/7/2028	GBP	887	1,126
	Next Group plc	3.625%	5/18/2028	GBP	5,541	7,174
	NIE Finance plc	5.875%	12/1/2032	GBP	3,000	4,162
	Northern Gas Networks Finance plc	4.875%	6/30/2027	GBP	241	319
	Northern Gas Networks Finance plc	4.875%	11/15/2035	GBP	1,535	1,915
	Northern Powergrid Northeast plc	3.250%	4/1/2052	GBP	2,100	1,809
	Northern Powergrid Yorkshire plc	2.250%	10/9/2059	GBP	1,278	798
	Northumbrian Water Finance plc	2.375%	10/5/2027	GBP	300	379
	Northumbrian Water Finance plc	5.625%	4/29/2033	GBP	1,329	1,772
	Northumbrian Water Finance plc	6.375%	10/28/2034	GBP	4,000	5,555
	Northumbrian Water Finance plc	5.125%	1/23/2042	GBP	486	566
	Notting Hill Genesis	3.750%	12/20/2032	GBP	2,762	3,339
	Notting Hill Genesis	2.000%	6/3/2036	GBP	803	757
	Notting Hill Genesis	5.250%	7/7/2042	GBP	723	879
	Notting Hill Genesis	3.250%	10/12/2048	GBP	150	129
	Notting Hill Genesis	4.375%	2/20/2054	GBP	1,758	1,794
	Optivo Finance plc	2.857%	10/7/2035	GBP	2,100	2,221
	Optivo Finance plc	5.250%	3/13/2043	GBP	1,300	1,591
	Optivo Finance plc	3.283%	3/22/2048	GBP	900	791
	Orbit Capital plc	2.000%	11/24/2038	GBP	1,500	1,329
	Orbit Capital plc	3.500%	3/24/2045	GBP	1,977	1,901
	Orbit Capital plc	3.375%	6/14/2048	GBP	516	463
	Paradigm Homes Charitable Housing Association Ltd.	2.250%	5/20/2051	GBP	2,777	1,912
	Paragon Treasury plc	2.000%	5/7/2036	GBP	1,509	1,425
[2]	Paragon Treasury plc	3.625%	1/21/2047	GBP	996	940
	Peabody Capital No. 2 plc	2.750%	3/2/2034	GBP	2,000	2,182
	Peabody Capital No. 2 plc	4.625%	12/12/2053	GBP	150	159
	Peabody Capital plc	5.250%	3/17/2043	GBP	2,900	3,540
	Pearson Funding plc	3.750%	6/4/2030	GBP	1,107	1,406
	Pearson Funding plc	5.375%	9/12/2034	GBP	1,000	1,309
[2]	Penarian Housing Finance plc	3.212%	6/7/2052	GBP	723	644
	Pension Insurance Corp. plc	5.625%	9/20/2030	GBP	3,809	5,063
	Pension Insurance Corp. plc	8.000%	11/13/2033	GBP	1,800	2,651
	Pension Insurance Corp. plc	6.875%	11/15/2034	GBP	2,000	2,748
	Phoenix Group Holdings plc	4.375%	1/24/2029	EUR	7,466	8,930
	Phoenix Group Holdings plc	5.867%	6/13/2029	GBP	1,819	2,453
	Phoenix Group Holdings plc	5.625%	4/28/2031	GBP	3,381	4,479
	Places For People Treasury plc	5.375%	3/5/2032	GBP	6,600	8,806
	Platform HG Financing plc	1.926%	9/15/2041	GBP	1,000	816
	Platform HG Financing plc	1.625%	8/10/2055	GBP	2,348	1,265
	PRS Finance plc	1.750%	11/24/2026	GBP	9,099	11,678
	PRS Finance plc	2.000%	1/23/2029	GBP	8,131	10,017
	Quadgas Finance plc	3.375%	9/17/2029	GBP	2,379	2,922
	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/2030	EUR	7,596	8,054
	Reckitt Benckiser Treasury Services plc	1.750%	5/19/2032	GBP	2,159	2,404
	Reckitt Benckiser Treasury Services plc	3.875%	9/14/2033	EUR	3,000	3,611
	Reckitt Benckiser Treasury Services plc	5.625%	12/14/2038	GBP	1,000	1,333
	RELX Finance BV	0.500%	3/10/2028	EUR	7,631	8,413
	RELX Finance BV	3.750%	6/12/2031	EUR	2,667	3,192
	RELX Finance BV	0.875%	3/10/2032	EUR	8,108	8,172
	RELX Finance BV	3.375%	3/20/2033	EUR	2,500	2,911
	Rentokil Initial Finance BV	3.875%	6/27/2027	EUR	6,500	7,630
	Rentokil Initial Finance BV	4.375%	6/27/2030	EUR	3,000	3,646
	Rio Tinto Finance plc	4.000%	12/11/2029	GBP	4,600	5,987
47

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Riverside Finance plc	3.875%	12/5/2044	GBP	1,107	1,091
	RL Finance Bonds No. 3 plc	6.125%	11/13/2028	GBP	1,656	2,259
	RL Finance Bonds No. 4 plc	4.875%	10/7/2049	GBP	5,971	6,625
[2]	RMPA Services plc	5.337%	9/30/2038	GBP	1,196	1,609
	Rolls-Royce plc	1.625%	5/9/2028	EUR	6,000	6,765
	Rothesay Life plc	7.734%	5/16/2033	GBP	6,000	8,735
	Rothesay Life plc	7.019%	12/10/2034	GBP	10,600	14,837
	Sage Group plc	1.625%	2/25/2031	GBP	4,608	5,228
	Saltaire Finance plc	1.527%	11/23/2053	GBP	2,000	1,199
	Sanctuary Capital plc	6.697%	3/23/2039	GBP	1,052	1,539
	Sanctuary Capital plc	5.000%	4/26/2047	GBP	2,055	2,424
	Sanctuary Capital plc	2.375%	4/14/2050	GBP	548	395
	Santander UK Group Holdings plc	2.421%	1/17/2029	GBP	5,100	6,419
	Santander UK Group Holdings plc	0.603%	9/13/2029	EUR	8,958	9,747
	Santander UK plc	5.250%	2/16/2029	GBP	3,122	4,234
	Santander UK plc	3.125%	5/12/2031	EUR	25,100	29,435
[2]	Saxon Weald Capital plc	5.375%	6/6/2042	GBP	515	663
	Scotland Gas Networks plc	4.875%	12/21/2034	GBP	498	630
	Scottish Hydro Electric Transmission plc	3.375%	11/2/2033	EUR	7,000	8,045
	Scottish Hydro Electric Transmission plc	2.250%	9/27/2035	GBP	300	308
	Scottish Hydro Electric Transmission plc	5.500%	1/15/2044	GBP	5,000	6,280
	Scottish Widows Ltd.	7.000%	6/16/2043	GBP	700	962
	Segro Capital Sarl	0.500%	9/22/2031	EUR	7,724	7,599
	Segro plc	2.375%	10/11/2029	GBP	558	681
	Segro plc	2.875%	10/11/2037	GBP	200	204
	Severn Trent Utilities Finance plc	6.250%	6/7/2029	GBP	2,000	2,777
	Severn Trent Utilities Finance plc	2.750%	12/5/2031	GBP	1,613	1,889
	Severn Trent Utilities Finance plc	4.625%	11/30/2034	GBP	3,000	3,781
	Severn Trent Utilities Finance plc	5.250%	4/4/2036	GBP	1,300	1,687
	Severn Trent Utilities Finance plc	2.000%	6/2/2040	GBP	658	547
	Severn Trent Utilities Finance plc	4.875%	1/24/2042	GBP	12,891	15,124
	Sky Ltd.	6.000%	5/21/2027	GBP	150	203
	Sky Ltd.	4.000%	11/26/2029	GBP	2,434	3,153
	Smith & Nephew plc	4.565%	10/11/2029	EUR	1,000	1,224
	South Eastern Power Networks plc	5.625%	9/30/2030	GBP	1,299	1,796
	South Eastern Power Networks plc	6.375%	11/12/2031	GBP	1,463	2,087
	South Eastern Power Networks plc	1.750%	9/30/2034	GBP	785	795
	Southern Electric Power Distribution plc	4.625%	2/20/2037	GBP	2,864	3,516
	Southern Gas Networks plc	1.250%	12/2/2031	GBP	4,600	4,914
	Southern Gas Networks plc	3.100%	9/15/2036	GBP	3,500	3,670
	Southern Gas Networks plc	6.375%	5/15/2040	GBP	338	459
	Southern Housing	3.500%	10/19/2047	GBP	723	663
	Southern Water Services Finance Ltd.	4.500%	3/31/2052	GBP	150	152
	Southern Water Services Finance Ltd.	5.125%	9/30/2056	GBP	50	55
	Sovereign Housing Capital plc	4.768%	6/1/2043	GBP	189	218
	Sovereign Housing Capital plc	2.375%	11/4/2048	GBP	2,345	1,710
	SP Manweb plc	4.875%	9/20/2027	GBP	200	266
	SSE plc	8.375%	11/20/2028	GBP	1,512	2,211
	SSE plc	2.875%	8/1/2029	EUR	5,000	5,804
	SSE plc	1.750%	4/16/2030	EUR	10,000	11,011
	SSE plc	6.250%	8/27/2038	GBP	3,328	4,611
	SSE plc	3.125%	Perpetual	EUR	2,000	2,304
	SSE plc	4.000%	Perpetual	EUR	13,933	16,306
	Standard Chartered plc	4.874%	5/10/2031	EUR	5,000	6,215
	Standard Chartered plc	4.375%	1/18/2038	GBP	1,545	1,845
	SW Finance I plc	1.625%	3/30/2027	GBP	2,514	3,122
	SW Finance I plc	6.192%	3/31/2029	GBP	1,536	2,086
	SW Finance I plc	7.000%	4/16/2040	GBP	5,000	6,533
	SW Finance I plc	7.375%	12/12/2041	GBP	1,100	1,480
[2]	TC Dudgeon Ofto plc	3.158%	11/12/2038	GBP	649	737
[2]	Telereal Secured Finance plc	4.010%	12/10/2033	GBP	2,138	2,697
[2]	Telereal Securitisation plc	6.165%	12/10/2033	GBP	466	629
	Telereal Securitisation plc	3.563%	12/10/2036	GBP	1,100	1,346
	Tesco Corporate Treasury Services plc	0.375%	7/27/2029	EUR	12,750	13,496
	Tesco Corporate Treasury Services plc	4.250%	2/27/2031	EUR	4,700	5,716
	Tesco Corporate Treasury Services plc	3.375%	5/6/2032	EUR	7,000	8,118
[2]	Tesco Property Finance 1 plc	7.623%	7/13/2039	GBP	1,330	1,984
[2]	Tesco Property Finance 2 plc	6.052%	10/13/2039	GBP	1,713	2,335
[2]	Tesco Property Finance 3 plc	5.744%	4/13/2040	GBP	907	1,207
[2]	Tesco Property Finance 4 plc	5.801%	10/13/2040	GBP	2,317	3,095
48

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[2]	Tesco Property Finance 5 plc	5.661%	10/13/2041	GBP	1,079	1,423
[2]	Tesco Property Finance 6 plc	5.411%	7/13/2044	GBP	3,074	3,957
	THFC Funding No. 1 plc	5.125%	12/21/2037	GBP	2,000	2,606
	THFC Funding No. 2 plc	6.350%	7/8/2041	GBP	1,216	1,725
	THFC Funding No. 3 plc	5.200%	10/11/2045	GBP	2,163	2,666
	Transport for London	3.625%	5/15/2045	GBP	2,019	2,018
	Transport for London	4.000%	4/7/2064	GBP	2,000	1,939
	Unilever Capital Corp.	3.400%	6/6/2033	EUR	2,900	3,408
	Unilever Finance Netherlands BV	1.125%	2/12/2027	EUR	5,142	5,853
	Unilever Finance Netherlands BV	1.375%	7/31/2029	EUR	4,708	5,217
	Unilever Finance Netherlands BV	1.750%	3/25/2030	EUR	14,587	16,217
	Unilever Finance Netherlands BV	1.375%	9/4/2030	EUR	613	666
	Unilever Finance Netherlands BV	3.250%	2/15/2032	EUR	9,000	10,591
	Unilever Finance Netherlands BV	3.500%	2/15/2037	EUR	8,000	9,248
	Unilever plc	1.500%	6/11/2039	EUR	2,653	2,415
	UNITE Group plc	3.500%	10/15/2028	GBP	704	898
	United Utilities Water Finance plc	0.875%	10/28/2029	GBP	4,519	5,194
	United Utilities Water Finance plc	2.625%	2/12/2031	GBP	4,034	4,790
	United Utilities Water Finance plc	2.000%	7/3/2033	GBP	996	1,056
	United Utilities Water Finance plc	5.750%	6/26/2036	GBP	5,300	7,071
	United Utilities Water Finance plc	1.750%	2/10/2038	GBP	2,000	1,732
	United Utilities Water Finance plc	1.875%	6/3/2042	GBP	371	284
	United Utilities Water Finance plc	5.250%	1/22/2046	GBP	2,000	2,357
	United Utilities Water Ltd.	5.625%	12/20/2027	GBP	3,489	4,702
	United Utilities Water Ltd.	5.000%	2/28/2035	GBP	5,000	6,398
	University College London	1.625%	6/4/2061	GBP	2,800	1,457
	University of Leeds	3.125%	12/19/2050	GBP	1,900	1,640
	University of Manchester	4.250%	7/4/2053	GBP	943	975
	University of Oxford	2.544%	12/8/2117	GBP	3,541	2,205
	Utmost Group plc	4.000%	12/15/2031	GBP	1,500	1,784
	Vodafone Group plc	1.500%	7/24/2027	EUR	6,599	7,494
	Vodafone Group plc	1.875%	11/20/2029	EUR	1,400	1,570
	Vodafone Group plc	1.625%	11/24/2030	EUR	3,839	4,180
	Vodafone Group plc	1.600%	7/29/2031	EUR	2,949	3,162
	Vodafone Group plc	5.900%	11/26/2032	GBP	6,690	9,479
	Vodafone Group plc	2.875%	11/20/2037	EUR	3,146	3,310
	Vodafone Group plc	2.500%	5/24/2039	EUR	9,269	9,120
	Vodafone Group plc	3.375%	8/8/2049	GBP	1,641	1,433
	Vodafone Group plc	3.000%	8/12/2056	GBP	1,626	1,213
	Vodafone International Financing DAC	4.000%	2/10/2043	EUR	1,500	1,682
	Wales & West Utilities Finance plc	5.750%	3/29/2030	GBP	2,543	3,488
	Wales & West Utilities Finance plc	3.000%	8/3/2038	GBP	723	731
	Wellcome Trust Finance plc	4.625%	7/25/2036	GBP	4,454	5,750
	Wellcome Trust Ltd.	4.000%	5/9/2059	GBP	1,107	1,146
	Wellcome Trust Ltd.	2.517%	2/7/2118	GBP	2,159	1,341
	Wessex Water Services Finance plc	5.375%	3/10/2028	GBP	484	645
	Wessex Water Services Finance plc	6.125%	9/19/2034	GBP	4,000	5,449
	Wessex Water Services Finance plc	1.250%	1/12/2036	GBP	2,214	1,922
	Wheatley Group Capital plc	4.375%	11/28/2044	GBP	869	960
	WHG Treasury plc	4.250%	10/6/2045	GBP	2,394	2,600
	White City Property Finance plc	5.120%	4/17/2035	GBP	1,672	2,244
[2]	Wods Transmission plc	3.446%	8/24/2034	GBP	343	424
	WPP Finance 2013	2.875%	9/14/2046	GBP	1,107	925
	WPP Finance 2017	3.750%	5/19/2032	GBP	704	842
	WPP Finance Deutschland GmbH	1.625%	3/23/2030	EUR	5,531	5,946
	WPP Finance SA	2.375%	5/19/2027	EUR	2,553	2,927
	Yorkshire Building Society	0.010%	10/13/2027	EUR	9,722	10,719
	Yorkshire Building Society	0.500%	7/1/2028	EUR	3,019	3,303
	Yorkshire Building Society	3.375%	9/13/2028	GBP	3,724	4,778
	Yorkshire Building Society	1.500%	9/15/2029	GBP	2,214	2,684
	Yorkshire Housing Finance plc	4.125%	10/31/2044	GBP	1,509	1,567
	Yorkshire Power Finance Ltd.	7.250%	8/4/2028	GBP	1,649	2,303
	Yorkshire Water Finance plc	3.625%	8/1/2029	GBP	3,212	4,043
	Yorkshire Water Finance plc	5.250%	4/28/2030	GBP	2,000	2,644
	Yorkshire Water Finance plc	6.375%	11/18/2034	GBP	2,380	3,262
	Yorkshire Water Finance plc	5.500%	4/28/2035	GBP	5,000	6,379
	Yorkshire Water Finance plc	6.375%	8/19/2039	GBP	803	1,065
	Yorkshire Water Finance plc	2.750%	4/18/2041	GBP	4,961	4,294
49

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Yorkshire Water Services Finance Ltd.	5.500%	5/28/2037	GBP	700	908
					2,208,456
United States (3.0%)
Abbott Ireland Financing DAC	0.375%	11/19/2027	EUR	5,087	5,641
AbbVie Inc.	0.750%	11/18/2027	EUR	11,943	13,351
AbbVie Inc.	2.625%	11/15/2028	EUR	7,196	8,342
AbbVie Inc.	2.125%	11/17/2028	EUR	10,219	11,680
AbbVie Inc.	2.125%	6/1/2029	EUR	1,000	1,137
AGCO International Holdings BV	0.800%	10/6/2028	EUR	2,500	2,732
Air Lease Corp.	5.400%	6/1/2028	CAD	10,925	8,161
Air Lease Corp.	3.700%	4/15/2030	EUR	2,300	2,689
Air Products & Chemicals Inc.	0.500%	5/5/2028	EUR	1,985	2,184
Air Products & Chemicals Inc.	4.000%	3/3/2035	EUR	11,000	13,122
Alphabet Inc.	3.375%	5/6/2037	EUR	6,000	6,878
Alphabet Inc.	3.875%	5/6/2045	EUR	4,000	4,568
Alphabet Inc.	4.000%	5/6/2054	EUR	4,200	4,742
Altria Group Inc.	2.200%	6/15/2027	EUR	6,386	7,324
Altria Group Inc.	3.125%	6/15/2031	EUR	10,280	11,797
American Honda Finance Corp.	0.750%	11/25/2026	GBP	3,266	4,138
American Honda Finance Corp.	3.750%	10/25/2027	EUR	5,000	5,903
American Honda Finance Corp.	0.300%	7/7/2028	EUR	6,000	6,513
American Honda Finance Corp.	5.600%	9/6/2030	GBP	5,750	7,838
American Honda Finance Corp.	3.950%	3/19/2032	EUR	5,000	5,943
American International Group Inc.	1.875%	6/21/2027	EUR	1,730	1,975
American Medical Systems Europe BV	1.625%	3/8/2031	EUR	8,500	9,167
American Medical Systems Europe BV	3.000%	3/8/2031	EUR	5,000	5,793
American Medical Systems Europe BV	3.500%	3/8/2032	EUR	5,000	5,913
American Medical Systems Europe BV	1.875%	3/8/2034	EUR	4,752	4,919
American Medical Systems Europe BV	3.250%	3/8/2034	EUR	5,762	6,631
American Tower Corp.	0.450%	1/15/2027	EUR	4,618	5,200
American Tower Corp.	0.400%	2/15/2027	EUR	3,643	4,092
American Tower Corp.	0.500%	1/15/2028	EUR	2,653	2,925
American Tower Corp.	0.875%	5/21/2029	EUR	4,335	4,668
American Tower Corp.	3.900%	5/16/2030	EUR	3,500	4,189
American Tower Corp.	0.950%	10/5/2030	EUR	6,402	6,700
American Tower Corp.	4.625%	5/16/2031	EUR	5,000	6,183
American Tower Corp.	1.000%	1/15/2032	EUR	5,000	5,041
American Tower Corp.	4.100%	5/16/2034	EUR	1,000	1,192
Amgen Inc.	5.500%	12/7/2026	GBP	2,214	2,946
Amgen Inc.	4.000%	9/13/2029	GBP	5,269	6,822
Apple Inc.	1.625%	11/10/2026	EUR	5,000	5,729
Apple Inc.	2.000%	9/17/2027	EUR	3,584	4,115
Apple Inc.	1.375%	5/24/2029	EUR	1,640	1,828
Apple Inc.	0.750%	2/25/2030	CHF	2,800	3,522
Apple Inc.	0.500%	11/15/2031	EUR	5,113	5,210
Apple Inc.	3.600%	7/31/2042	GBP	1,936	2,106
AT&T Inc.	2.900%	12/4/2026	GBP	1,656	2,144
AT&T Inc.	5.500%	3/15/2027	GBP	750	999
AT&T Inc.	4.600%	9/19/2028	AUD	5,180	3,400
AT&T Inc.	2.350%	9/5/2029	EUR	7,069	8,021
AT&T Inc.	4.375%	9/14/2029	GBP	1,900	2,485
AT&T Inc.	0.800%	3/4/2030	EUR	5,000	5,289
AT&T Inc.	3.950%	4/30/2031	EUR	5,000	6,018
AT&T Inc.	3.550%	12/17/2032	EUR	6,066	7,096
AT&T Inc.	5.200%	11/18/2033	GBP	3,072	4,071
AT&T Inc.	4.300%	11/18/2034	EUR	1,950	2,369
AT&T Inc.	2.450%	3/15/2035	EUR	2,599	2,724
AT&T Inc.	3.150%	9/4/2036	EUR	7,266	7,910
AT&T Inc.	4.050%	6/1/2037	EUR	10,000	11,767
AT&T Inc.	2.600%	5/19/2038	EUR	6,101	6,091
AT&T Inc.	7.000%	4/30/2040	GBP	6,400	9,314
AT&T Inc.	4.250%	6/1/2043	GBP	6,553	6,944
AT&T Inc.	4.875%	6/1/2044	GBP	2,174	2,475
AT&T Inc.	5.100%	11/25/2048	CAD	1,805	1,298
Athene Global Funding	0.832%	1/8/2027	EUR	3,500	3,949
Athene Global Funding	1.750%	11/24/2027	GBP	3,019	3,739
Athene Global Funding	0.625%	1/12/2028	EUR	3,287	3,623
Athene Global Funding	2.470%	6/9/2028	CAD	5,244	3,666
Athene Global Funding	2.875%	7/21/2028	EUR	3,000	3,450
50

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Athene Global Funding	3.410%	2/25/2030	EUR	4,000	4,639
Athene Global Funding	4.091%	5/23/2030	CAD	7,000	5,075
Athene Global Funding	3.716%	8/22/2032	EUR	14,000	16,126
Athene Global Funding	5.858%	9/19/2035	GBP	1,500	1,975
Avery Dennison Corp.	3.750%	11/4/2034	EUR	5,000	5,782
Bank of America Corp.	4.250%	12/10/2026	GBP	2,227	2,931
Bank of America Corp.	3.615%	3/16/2028	CAD	9,002	6,476
Bank of America Corp.	1.662%	4/25/2028	EUR	1,306	1,488
Bank of America Corp.	0.583%	8/24/2028	EUR	16,511	18,398
Bank of America Corp.	1.667%	6/2/2029	GBP	10,000	12,287
Bank of America Corp.	3.261%	1/28/2031	EUR	15,000	17,534
Bank of America Corp.	0.694%	3/22/2031	EUR	22,267	23,337
Bank of America Corp.	3.584%	4/27/2031	GBP	5,800	7,331
Bank of America Corp.	0.654%	10/26/2031	EUR	21,875	22,497
Bank of America Corp.	1.102%	5/24/2032	EUR	8,000	8,293
Baxter International Inc.	1.300%	5/15/2029	EUR	3,705	4,057
Becton Dickinson & Co.	1.900%	12/15/2026	EUR	2,985	3,422
Becton Dickinson & Co.	3.519%	2/8/2031	EUR	1,266	1,491
Becton Dickinson & Co.	3.828%	6/7/2032	EUR	9,000	10,684
Becton Dickinson Euro Finance Sarl	0.334%	8/13/2028	EUR	4,151	4,508
Becton Dickinson Euro Finance Sarl	3.553%	9/13/2029	EUR	11,500	13,638
Becton Dickinson Euro Finance Sarl	1.336%	8/13/2041	EUR	2,294	1,794
Berkshire Hathaway Finance Corp.	2.000%	3/18/2034	EUR	7,800	8,192
Berkshire Hathaway Finance Corp.	2.375%	6/19/2039	GBP	3,941	3,664
Berkshire Hathaway Finance Corp.	2.625%	6/19/2059	GBP	3,875	2,762
Berkshire Hathaway Inc.	2.150%	3/15/2028	EUR	2,850	3,266
Berkshire Hathaway Inc.	0.440%	9/13/2029	JPY	2,810,000	17,350
Berkshire Hathaway Inc.	1.625%	3/16/2035	EUR	4,692	4,682
Berkshire Hathaway Inc.	1.108%	9/13/2049	JPY	330,000	1,321
Berry Global Inc.	1.500%	1/15/2027	EUR	2,214	2,515
BG Energy Capital plc	2.250%	11/21/2029	EUR	2,812	3,175
BG Energy Capital plc	5.000%	11/4/2036	GBP	2,000	2,595
Blackrock Inc.	3.750%	7/18/2035	EUR	6,012	7,153
Blackstone Holdings Finance Co. LLC	1.500%	4/10/2029	EUR	3,049	3,373
Blackstone Holdings Finance Co. LLC	3.500%	6/1/2034	EUR	2,000	2,331
Blackstone Private Credit Fund	1.750%	11/30/2026	EUR	3,000	3,420
Booking Holdings Inc.	4.000%	11/15/2026	EUR	6,800	7,961
Booking Holdings Inc.	0.500%	3/8/2028	EUR	9,906	10,901
Booking Holdings Inc.	3.625%	11/12/2028	EUR	1,000	1,187
Booking Holdings Inc.	4.250%	5/15/2029	EUR	1,000	1,210
Booking Holdings Inc.	4.500%	11/15/2031	EUR	7,000	8,670
Booking Holdings Inc.	3.625%	3/1/2032	EUR	5,000	5,920
Booking Holdings Inc.	4.125%	5/12/2033	EUR	9,500	11,523
Booking Holdings Inc.	4.750%	11/15/2034	EUR	5,700	7,226
Booking Holdings Inc.	3.750%	3/1/2036	EUR	2,500	2,912
Booking Holdings Inc.	4.000%	3/1/2044	EUR	3,200	3,540
Booking Holdings Inc.	3.875%	3/21/2045	EUR	8,200	8,891
BorgWarner Inc.	1.000%	5/19/2031	EUR	4,471	4,581
Boston Scientific Corp.	0.625%	12/1/2027	EUR	2,516	2,802
BP Capital Markets BV	3.773%	5/12/2030	EUR	4,500	5,395
BP Capital Markets BV	3.360%	9/12/2031	EUR	5,000	5,851
BP Capital Markets BV	4.323%	5/12/2035	EUR	8,000	9,776
BP Capital Markets BV	0.933%	12/4/2040	EUR	3,541	2,636
BP Capital Markets BV	1.467%	9/21/2041	EUR	3,019	2,407
BP Capital Markets plc	1.573%	2/16/2027	EUR	13,498	15,405
BP Capital Markets plc	0.831%	11/8/2027	EUR	7,106	7,939
BP Capital Markets plc	2.519%	4/7/2028	EUR	16,233	18,718
BP Capital Markets plc	2.822%	4/7/2032	EUR	4,401	4,982
BP Capital Markets plc	1.104%	11/15/2034	EUR	3,700	3,499
BP Capital Markets plc	5.773%	5/25/2038	GBP	3,000	4,097
BP Capital Markets plc	3.625%	Perpetual	EUR	20,311	23,519
BP Capital Markets plc	4.250%	Perpetual	GBP	5,087	6,601
Bristol-Myers Squibb Co.	1.750%	5/15/2035	EUR	2,094	2,093
Brown-Forman Corp.	2.600%	7/7/2028	GBP	4,713	5,941
Capital One Financial Corp.	1.650%	6/12/2029	EUR	1,947	2,143
Cargill Inc.	3.875%	4/24/2030	EUR	8,000	9,628
Carrier Global Corp.	4.500%	11/29/2032	EUR	10,000	12,350
Cencora Inc.	2.875%	5/22/2028	EUR	4,199	4,883
Cencora Inc.	3.625%	5/22/2032	EUR	3,700	4,351
Chubb INA Holdings LLC	1.550%	3/15/2028	EUR	4,627	5,216
51

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Chubb INA Holdings LLC	0.875%	12/15/2029	EUR	6,212	6,615
Chubb INA Holdings LLC	1.400%	6/15/2031	EUR	2,434	2,568
Chubb INA Holdings LLC	2.500%	3/15/2038	EUR	3,599	3,639
Citigroup Inc.	2.800%	6/25/2027	JPY	202,600	1,334
Citigroup Inc.	1.625%	3/21/2028	EUR	3,000	3,392
Citigroup Inc.	5.070%	4/29/2028	CAD	4,400	3,201
Citigroup Inc.	1.250%	4/10/2029	EUR	1,545	1,701
Citigroup Inc.	2.928%	10/22/2030	EUR	9,000	10,363
Citigroup Inc.	4.500%	3/3/2031	GBP	498	640
Citigroup Inc.	3.750%	5/14/2032	EUR	10,000	11,858
Citigroup Inc.	4.550%	6/3/2035	CAD	4,500	3,285
Citigroup Inc.	4.296%	7/23/2036	EUR	1,882	2,223
Citigroup Inc.	6.800%	6/25/2038	GBP	3,321	4,922
CNH Industrial Capital Canada Ltd.	4.000%	4/11/2028	CAD	1,125	817
CNH Industrial Capital Canada Ltd.	3.750%	6/5/2029	CAD	5,000	3,597
CNH Industrial Finance Europe SA	1.750%	3/25/2027	EUR	2,800	3,195
CNH Industrial Finance Europe SA	1.625%	7/3/2029	EUR	7,366	8,184
Coca-Cola Co.	1.125%	3/9/2027	EUR	6,688	7,594
Coca-Cola Co.	0.125%	3/9/2029	EUR	2,389	2,547
Coca-Cola Co.	0.400%	5/6/2030	EUR	6,930	7,245
Coca-Cola Co.	0.500%	3/9/2033	EUR	5,571	5,347
Coca-Cola Co.	0.375%	3/15/2033	EUR	2,873	2,728
Coca-Cola Co.	1.625%	3/9/2035	EUR	2,900	2,897
Coca-Cola Co.	0.950%	5/6/2036	EUR	3,244	2,934
Coca-Cola Co.	0.800%	3/15/2040	EUR	5,637	4,439
Coca-Cola Co.	1.000%	3/9/2041	EUR	2,700	2,120
Colgate-Palmolive Co.	0.300%	11/10/2029	EUR	4,000	4,244
Colgate-Palmolive Co.	1.375%	3/6/2034	EUR	1,326	1,339
Colgate-Palmolive Co.	0.875%	11/12/2039	EUR	383	314
Comcast Corp.	1.500%	2/20/2029	GBP	2,231	2,698
Comcast Corp.	0.250%	9/14/2029	EUR	6,482	6,790
Comcast Corp.	5.500%	11/23/2029	GBP	2,044	2,796
Comcast Corp.	0.750%	2/20/2032	EUR	1,600	1,591
Comcast Corp.	3.250%	9/26/2032	EUR	5,000	5,752
Comcast Corp.	1.875%	2/20/2036	GBP	3,358	3,239
Comcast Corp.	3.550%	9/26/2036	EUR	8,000	9,155
Comcast Corp.	1.250%	2/20/2040	EUR	1,248	1,050
CRH Finance UK plc	4.125%	12/2/2029	GBP	2,927	3,805
CRH Funding BV	1.625%	5/5/2030	EUR	9,397	10,322
CRH SMW Finance DAC	1.250%	11/5/2026	EUR	3,724	4,247
CRH SMW Finance DAC	4.000%	7/11/2031	EUR	7,059	8,525
Danaher Corp.	2.500%	3/30/2030	EUR	5,910	6,772
DH Europe Finance II Sarl	0.450%	3/18/2028	EUR	7,810	8,606
DH Europe Finance II Sarl	0.750%	9/18/2031	EUR	11,315	11,539
DH Europe Finance II Sarl	1.350%	9/18/2039	EUR	6,025	5,182
DH Europe Finance II Sarl	1.800%	9/18/2049	EUR	1,092	818
Digital Dutch Finco BV	1.500%	3/15/2030	EUR	7,300	7,880
Digital Dutch Finco BV	1.250%	2/1/2031	EUR	2,316	2,409
Digital Dutch Finco BV	1.000%	1/15/2032	EUR	5,250	5,222
Digital Dutch Finco BV	3.875%	9/13/2033	EUR	3,200	3,721
Digital Dutch Finco BV	3.875%	7/15/2034	EUR	5,000	5,771
Digital Intrepid Holding BV	0.625%	7/15/2031	EUR	8,297	8,201
Digital Intrepid Holding BV	1.375%	7/18/2032	EUR	2,900	2,914
Digital Stout Holding LLC	3.300%	7/19/2029	GBP	3,515	4,403
Digital Stout Holding LLC	3.750%	10/17/2030	GBP	2,094	2,630
Dover Corp.	1.250%	11/9/2026	EUR	13,810	15,737
Dow Chemical Co.	1.125%	3/15/2032	EUR	7,000	6,966
Dow Chemical Co.	1.875%	3/15/2040	EUR	1,840	1,535
Duke Energy Corp.	3.100%	6/15/2028	EUR	2,500	2,910
Duke Energy Corp.	3.750%	4/1/2031	EUR	14,150	16,679
DXC Capital Funding DAC	0.450%	9/15/2027	EUR	2,697	2,974
DXC Capital Funding DAC	0.950%	9/15/2031	EUR	4,129	4,050
Eli Lilly & Co.	2.125%	6/3/2030	EUR	5,044	5,698
Eli Lilly & Co.	1.700%	11/1/2049	EUR	9,102	6,986
Eli Lilly & Co.	1.375%	9/14/2061	EUR	3,000	1,705
Equinix Europe 2 Financing Corp. LLC	3.650%	9/3/2033	EUR	5,000	5,759
Equinix Europe 2 Financing Corp. LLC	4.000%	5/19/2034	EUR	3,000	3,516
Equinix Inc.	0.250%	3/15/2027	EUR	2,214	2,478
Experian Europe DAC	1.560%	5/16/2031	EUR	1,400	1,505
Experian Finance plc	3.250%	4/7/2032	GBP	2,872	3,516
52

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Experian Finance plc	3.375%	10/10/2034	EUR	2,000	2,302
Exxon Mobil Corp.	0.835%	6/26/2032	EUR	8,032	8,050
FedEx Corp.	1.625%	1/11/2027	EUR	3,541	4,042
FedEx Corp.	0.950%	5/4/2033	EUR	6,723	6,360
Fidelity National Information Services Inc.	1.500%	5/21/2027	EUR	14,734	16,687
Fidelity National Information Services Inc.	2.000%	5/21/2030	EUR	2,214	2,430
Fidelity National Information Services Inc.	2.950%	5/21/2039	EUR	706	725
Fiserv Funding ULC	4.000%	6/15/2036	EUR	6,000	6,827
Fiserv Inc.	1.125%	7/1/2027	EUR	1,467	1,647
Fiserv Inc.	1.625%	7/1/2030	EUR	9,285	9,917
Fiserv Inc.	3.000%	7/1/2031	GBP	3,315	3,929
Ford Credit Canada Co.	4.222%	1/10/2028	CAD	6,000	4,305
Ford Credit Canada Co.	5.242%	5/23/2028	CAD	1,500	1,100
Ford Credit Canada Co.	4.819%	9/11/2028	CAD	5,450	3,958
Ford Credit Canada Co.	5.441%	2/9/2029	CAD	2,600	1,915
Ford Credit Canada Co.	5.582%	5/23/2031	CAD	2,500	1,840
Ford Motor Credit Co. LLC	4.867%	8/3/2027	EUR	4,600	5,484
Ford Motor Credit Co. LLC	4.165%	11/21/2028	EUR	1,900	2,242
Ford Motor Credit Co. LLC	5.125%	2/20/2029	EUR	9,000	10,901
Ford Motor Credit Co. LLC	4.445%	2/14/2030	EUR	5,700	6,737
Ford Motor Credit Co. LLC	5.780%	4/30/2030	GBP	1,400	1,848
GA Global Funding Trust	3.750%	6/20/2032	EUR	6,000	6,902
GE Capital Canada Funding Co.	5.730%	10/22/2037	CAD	765	572
GE Capital UK Funding Unlimited Co.	5.875%	1/18/2033	GBP	4,579	6,400
General Electric Co.	1.500%	5/17/2029	EUR	2,278	2,539
General Electric Co.	4.125%	9/19/2035	EUR	7,715	9,413
General Electric Co.	2.125%	5/17/2037	EUR	2,994	2,975
General Electric Co.	4.875%	9/18/2037	GBP	453	552
General Mills Inc.	1.500%	4/27/2027	EUR	996	1,133
General Mills Inc.	3.907%	4/13/2029	EUR	4,598	5,488
General Mills Inc.	3.650%	10/23/2030	EUR	4,400	5,217
General Mills Inc.	3.850%	4/23/2034	EUR	3,063	3,599
General Motors Financial Co. Inc.	0.600%	5/20/2027	EUR	1,000	1,120
General Motors Financial Co. Inc.	0.650%	9/7/2028	EUR	4,019	4,378
General Motors Financial Co. Inc.	4.300%	2/15/2029	EUR	7,700	9,259
General Motors Financial Co. Inc.	4.000%	7/10/2030	EUR	7,000	8,366
General Motors Financial of Canada Ltd.	5.200%	2/9/2028	CAD	2,000	1,485
General Motors Financial of Canada Ltd.	5.100%	7/14/2028	CAD	6,000	4,472
General Motors Financial of Canada Ltd.	5.000%	2/9/2029	CAD	600	447
Global Payments Inc.	4.875%	3/17/2031	EUR	11,055	13,364
Goldman Sachs Group Inc.	2.599%	11/30/2027	CAD	14,135	10,055
Goldman Sachs Group Inc.	1.500%	12/7/2027	GBP	7,515	9,338
Goldman Sachs Group Inc.	0.250%	1/26/2028	EUR	1,365	1,499
Goldman Sachs Group Inc.	2.000%	3/22/2028	EUR	3,638	4,156
Goldman Sachs Group Inc.	1.250%	2/7/2029	EUR	5,000	5,517
Goldman Sachs Group Inc.	2.013%	2/28/2029	CAD	8,201	5,719
Goldman Sachs Group Inc.	0.875%	5/9/2029	EUR	9,300	10,078
Goldman Sachs Group Inc.	3.125%	7/25/2029	GBP	3,211	4,026
Goldman Sachs Group Inc.	3.625%	10/29/2029	GBP	934	1,197
Goldman Sachs Group Inc.	1.875%	12/16/2030	GBP	375	435
Goldman Sachs Group Inc.	0.750%	3/23/2032	EUR	11,206	11,185
Goldman Sachs Group Inc.	3.500%	1/23/2033	EUR	7,000	8,203
Goldman Sachs Group Inc.	1.000%	3/18/2033	EUR	2,769	2,754
Goldman Sachs Group Inc.	6.875%	1/18/2038	GBP	1,263	1,802
Haleon Netherlands Capital BV	2.125%	3/29/2034	EUR	4,800	5,041
HCN Canadian Holdings-1 LP	2.950%	1/15/2027	CAD	917	653
Highland Holdings Sarl	0.318%	12/15/2026	EUR	10,300	11,615
Highland Holdings Sarl	0.934%	12/15/2031	EUR	2,000	2,027
Honeywell International Inc.	2.250%	2/22/2028	EUR	3,772	4,324
Honeywell International Inc.	3.375%	3/1/2030	EUR	14,000	16,496
Honeywell International Inc.	0.750%	3/10/2032	EUR	1,000	996
Honeywell International Inc.	3.750%	5/17/2032	EUR	12,100	14,345
Honeywell International Inc.	4.125%	11/2/2034	EUR	2,507	3,026
Illinois Tool Works Inc.	0.625%	12/5/2027	EUR	5,617	6,250
Illinois Tool Works Inc.	3.250%	5/17/2028	EUR	5,200	6,116
Illinois Tool Works Inc.	2.125%	5/22/2030	EUR	5,920	6,628
Illinois Tool Works Inc.	1.000%	6/5/2031	EUR	3,102	3,221
Illinois Tool Works Inc.	3.375%	5/17/2032	EUR	5,000	5,858
International Business Machines Corp.	1.250%	1/29/2027	EUR	3,265	3,716
International Business Machines Corp.	0.300%	2/11/2028	EUR	7,815	8,593
53

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	International Business Machines Corp.	1.750%	3/7/2028	EUR	1,900	2,159
	International Business Machines Corp.	1.500%	5/23/2029	EUR	3,700	4,116
	International Business Machines Corp.	0.875%	2/9/2030	EUR	5,000	5,342
	International Business Machines Corp.	1.750%	1/31/2031	EUR	4,758	5,170
	International Business Machines Corp.	3.625%	2/6/2031	EUR	1,000	1,188
	International Business Machines Corp.	0.650%	2/11/2032	EUR	4,000	3,979
	International Business Machines Corp.	3.150%	2/10/2033	EUR	4,000	4,595
	International Business Machines Corp.	1.250%	2/9/2034	EUR	5,100	5,000
	International Business Machines Corp.	3.750%	2/6/2035	EUR	2,000	2,370
	International Business Machines Corp.	1.200%	2/11/2040	EUR	2,763	2,251
	International Business Machines Corp.	4.000%	2/6/2043	EUR	10,584	12,127
	International Business Machines Corp.	3.800%	2/10/2045	EUR	5,300	5,794
	Jefferies Financial Group Inc.	4.000%	4/16/2029	EUR	9,100	10,752
	John Deere Capital Corp.	3.450%	7/16/2032	EUR	9,000	10,620
	John Deere Cash Management Sarl	2.200%	4/2/2032	EUR	3,087	3,409
	John Deere Cash Management Sarl	1.650%	6/13/2039	EUR	2,543	2,311
	John Deere Financial Inc.	4.360%	1/20/2027	CAD	4,000	2,909
	John Deere Financial Inc.	4.950%	6/14/2027	CAD	2,000	1,474
	John Deere Financial Inc.	5.170%	9/15/2028	CAD	5,111	3,858
	John Deere Financial Inc.	4.630%	4/4/2029	CAD	3,000	2,242
	Johnson & Johnson	1.150%	11/20/2028	EUR	558	624
	Johnson & Johnson	3.200%	6/1/2032	EUR	5,000	5,913
	Johnson & Johnson	3.050%	2/26/2033	EUR	5,000	5,850
	Johnson & Johnson	1.650%	5/20/2035	EUR	6,150	6,236
	Johnson & Johnson	3.350%	6/1/2036	EUR	4,600	5,337
	Johnson & Johnson	3.350%	2/26/2037	EUR	2,000	2,309
	Johnson & Johnson	3.550%	6/1/2044	EUR	4,600	5,185
	Johnson & Johnson	3.600%	2/26/2045	EUR	4,392	4,948
	Johnson & Johnson	3.700%	2/26/2055	EUR	3,500	3,831
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	0.375%	9/15/2027	EUR	2,532	2,807
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	3.125%	12/11/2033	EUR	1,200	1,360
	Johnson Controls International plc / Tyco Fire & Security Finance SCA	4.250%	5/23/2035	EUR	9,680	11,821
	JPMorgan Chase & Co.	3.500%	12/18/2026	GBP	2,543	3,319
	JPMorgan Chase & Co.	0.389%	2/24/2028	EUR	16,892	18,952
	JPMorgan Chase & Co.	1.896%	3/5/2028	CAD	8,150	5,737
	JPMorgan Chase & Co.	1.638%	5/18/2028	EUR	12,084	13,759
	JPMorgan Chase & Co.	1.963%	3/23/2030	EUR	21,500	24,192
	JPMorgan Chase & Co.	1.001%	7/25/2031	EUR	8,800	9,314
	JPMorgan Chase & Co.	4.457%	11/13/2031	EUR	5,000	6,162
	JPMorgan Chase & Co.	1.047%	11/4/2032	EUR	8,000	8,211
	JPMorgan Chase & Co.	1.895%	4/28/2033	GBP	3,000	3,360
	JPMorgan Chase & Co.	3.761%	3/21/2034	EUR	17,000	20,202
	Kellanova	0.500%	5/20/2029	EUR	2,000	2,141
	KKR Group Finance Co. V LLC	1.625%	5/22/2029	EUR	5,132	5,635
[3]	KKR Group Finance Co. XI LLC	1.559%	5/30/2029	JPY	400,000	2,594
	Kraft Heinz Foods Co.	2.250%	5/25/2028	EUR	12,500	14,288
	Kraft Heinz Foods Co.	3.250%	3/15/2033	EUR	5,000	5,658
	Linde Finance BV	0.550%	5/19/2032	EUR	8,200	8,057
	Linde plc	3.375%	6/12/2029	EUR	7,500	8,867
	Linde plc	3.200%	2/14/2031	EUR	11,000	12,854
	Linde plc	1.625%	3/31/2035	EUR	5,000	4,924
	Linde plc	3.400%	2/14/2036	EUR	5,000	5,721
	Linde plc	1.000%	9/30/2051	EUR	6,700	4,076
	MassMutual Global Funding II	5.000%	12/12/2027	GBP	2,000	2,665
	MassMutual Global Funding II	4.625%	10/5/2029	GBP	1,500	1,981
	MassMutual Global Funding II	3.750%	1/19/2030	EUR	1,900	2,261
	MassMutual Global Funding II	3.250%	6/11/2032	EUR	4,000	4,586
	Mastercard Inc.	2.100%	12/1/2027	EUR	4,165	4,785
	Mastercard Inc.	1.000%	2/22/2029	EUR	6,800	7,485
	McDonald's Corp.	1.875%	5/26/2027	EUR	100	115
	McDonald's Corp.	1.750%	5/3/2028	EUR	1,900	2,156
	McDonald's Corp.	0.250%	10/4/2028	EUR	5,300	5,743
	McDonald's Corp.	2.375%	5/31/2029	EUR	3,000	3,433
	McDonald's Corp.	2.625%	6/11/2029	EUR	100	115
	McDonald's Corp.	1.500%	11/28/2029	EUR	7,200	7,947
	McDonald's Corp.	4.107%	8/21/2032	CAD	5,000	3,648
	McDonald's Corp.	2.950%	3/15/2034	GBP	2,800	3,228
	McDonald's Corp.	3.000%	5/31/2034	EUR	4,900	5,460
	McDonald's Corp.	4.250%	3/7/2035	EUR	7,000	8,531
	McDonald's Corp.	4.125%	11/28/2035	EUR	9,000	10,825
54

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
McDonald's Corp.	4.125%	6/11/2054	GBP	800	788
McKesson Corp.	3.125%	2/17/2029	GBP	398	505
Medtronic Global Holdings SCA	0.375%	10/15/2028	EUR	3,196	3,472
Medtronic Global Holdings SCA	3.000%	10/15/2028	EUR	1,725	2,019
Medtronic Global Holdings SCA	1.625%	3/7/2031	EUR	1,500	1,624
Medtronic Global Holdings SCA	1.000%	7/2/2031	EUR	6,186	6,429
Medtronic Global Holdings SCA	0.750%	10/15/2032	EUR	2,087	2,063
Medtronic Global Holdings SCA	3.375%	10/15/2034	EUR	1,547	1,804
Medtronic Global Holdings SCA	1.500%	7/2/2039	EUR	1,297	1,137
Medtronic Global Holdings SCA	1.375%	10/15/2040	EUR	4,934	4,082
Medtronic Global Holdings SCA	1.750%	7/2/2049	EUR	7,796	5,708
Medtronic Global Holdings SCA	1.625%	10/15/2050	EUR	7,158	4,948
Medtronic Inc.	3.650%	10/15/2029	EUR	1,968	2,349
Medtronic Inc.	2.950%	10/15/2030	EUR	8,500	9,863
Medtronic Inc.	3.875%	10/15/2036	EUR	1,750	2,082
Medtronic Inc.	4.200%	10/15/2045	EUR	3,500	4,032
Medtronic Inc.	4.150%	10/15/2053	EUR	2,966	3,305
Merck & Co. Inc.	2.500%	10/15/2034	EUR	2,686	2,936
Merck & Co. Inc.	1.375%	11/2/2036	EUR	1,216	1,142
Metropolitan Life Global Funding I	4.642%	4/1/2027	CAD	8,000	5,850
Metropolitan Life Global Funding I	4.000%	7/13/2027	AUD	1,281	835
Metropolitan Life Global Funding I	0.625%	12/8/2027	GBP	6,471	7,892
Metropolitan Life Global Funding I	4.000%	4/5/2028	EUR	3,000	3,582
Metropolitan Life Global Funding I	2.450%	1/12/2029	CAD	1,650	1,158
Metropolitan Life Global Funding I	1.625%	9/21/2029	GBP	3,000	3,569
Metropolitan Life Global Funding I	5.000%	1/10/2030	GBP	5,000	6,732
Metropolitan Life Global Funding I	3.394%	4/9/2030	CAD	2,128	1,527
Metropolitan Life Global Funding I	3.750%	12/5/2030	EUR	10,400	12,452
Metropolitan Life Global Funding I	3.750%	12/7/2031	EUR	3,600	4,298
Metropolitan Life Global Funding I	4.149%	6/6/2033	CAD	8,000	5,825
Microsoft Corp.	3.125%	12/6/2028	EUR	11,236	13,238
Microsoft Corp.	2.625%	5/2/2033	EUR	2,094	2,404
Molson Coors Beverage Co.	3.800%	6/15/2032	EUR	3,000	3,538
Mondelez International Holdings Netherlands BV	0.250%	9/9/2029	EUR	3,563	3,757
Mondelez International Holdings Netherlands BV	1.250%	9/9/2041	EUR	3,590	2,836
Mondelez International Inc.	1.625%	3/8/2027	EUR	6,011	6,857
Mondelez International Inc.	0.250%	3/17/2028	EUR	18,430	20,203
Mondelez International Inc.	4.625%	7/3/2031	CAD	3,000	2,244
Mondelez International Inc.	2.375%	3/6/2035	EUR	2,137	2,233
Moody's Corp.	0.950%	2/25/2030	EUR	4,892	5,220
Morgan Stanley	4.813%	10/25/2028	EUR	10,000	12,026
Morgan Stanley	0.495%	10/26/2029	EUR	17,019	18,411
Morgan Stanley	0.497%	2/7/2031	EUR	11,470	11,939
Morgan Stanley	5.789%	11/18/2033	GBP	8,800	12,208
Morgan Stanley	5.148%	1/25/2034	EUR	18,000	23,132
Morgan Stanley	3.955%	3/21/2035	EUR	13,860	16,526
Morgan Stanley	5.213%	10/24/2035	GBP	4,421	5,792
MSD Netherlands Capital BV	3.250%	5/30/2032	EUR	6,500	7,614
MSD Netherlands Capital BV	3.500%	5/30/2037	EUR	3,700	4,258
MSD Netherlands Capital BV	3.700%	5/30/2044	EUR	3,000	3,355
MSD Netherlands Capital BV	3.750%	5/30/2054	EUR	2,300	2,429
Nasdaq Inc.	1.750%	3/28/2029	EUR	4,812	5,369
Nasdaq Inc.	0.875%	2/13/2030	EUR	11,864	12,604
Nasdaq Inc.	4.500%	2/15/2032	EUR	9,509	11,748
Nasdaq Inc.	0.900%	7/30/2033	EUR	2,800	2,681
National Grid North America Inc.	1.054%	1/20/2031	EUR	11,500	11,981
National Grid North America Inc.	3.631%	9/3/2031	EUR	7,000	8,265
National Grid North America Inc.	3.724%	11/25/2034	EUR	5,000	5,822
Nestle Capital Corp.	4.600%	4/4/2029	AUD	10,080	6,678
Nestle Finance International Ltd.	1.250%	11/2/2029	EUR	5,536	6,113
Nestle Finance International Ltd.	1.500%	4/1/2030	EUR	5,124	5,687
Nestle Finance International Ltd.	1.250%	3/29/2031	EUR	2,000	2,146
Nestle Finance International Ltd.	0.375%	5/12/2032	EUR	4,000	3,971
Nestle Finance International Ltd.	0.000%	3/3/2033	EUR	4,455	4,201
Nestle Finance International Ltd.	1.500%	3/29/2035	EUR	3,500	3,489
Nestle Finance International Ltd.	1.750%	11/2/2037	EUR	4,125	3,967
Nestle Finance International Ltd.	0.375%	12/3/2040	EUR	7,587	5,526
Nestle Finance International Ltd.	0.875%	6/14/2041	EUR	9,260	7,253
Nestle Holdings Inc.	2.125%	4/4/2027	GBP	1,250	1,602
Nestle Holdings Inc.	2.192%	1/26/2029	CAD	7,380	5,139
55

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nestle Holdings Inc.	2.500%	4/4/2032	GBP	3,000	3,540
Nestle Holdings Inc.	5.125%	9/21/2032	GBP	5,000	6,860
Nestle Holdings Inc.	1.375%	6/23/2033	GBP	3,000	3,160
Netflix Inc.	4.625%	5/15/2029	EUR	2,500	3,070
Netflix Inc.	3.875%	11/15/2029	EUR	10,000	12,011
Netflix Inc.	3.625%	6/15/2030	EUR	5,500	6,551
New York Life Global Funding	1.250%	12/17/2026	GBP	3,724	4,747
New York Life Global Funding	0.250%	1/23/2027	EUR	9,787	10,996
New York Life Global Funding	1.500%	7/15/2027	GBP	2,300	2,895
New York Life Global Funding	2.000%	4/17/2028	CAD	2,993	2,092
New York Life Global Funding	4.950%	12/7/2029	GBP	3,500	4,733
New York Life Global Funding	3.625%	1/9/2030	EUR	2,300	2,734
New York Life Global Funding	3.450%	1/30/2031	EUR	3,500	4,125
New York Life Global Funding	3.200%	1/15/2032	EUR	6,000	6,939
New York Life Global Funding	4.000%	6/17/2032	CAD	3,800	2,759
New York Life Global Funding	3.625%	6/8/2035	EUR	3,700	4,323
NextEra Energy Capital Holdings Inc.	2.200%	12/2/2026	AUD	2,290	1,469
NextEra Energy Capital Holdings Inc.	3.830%	6/12/2030	CAD	2,600	1,886
NextEra Energy Capital Holdings Inc.	4.850%	4/30/2031	CAD	3,500	2,650
NextEra Energy Capital Holdings Inc.	4.670%	6/12/2035	CAD	9,750	7,187
Novartis AG	0.625%	11/13/2029	CHF	2,395	3,001
Novartis AG	1.050%	5/11/2035	CHF	1,000	1,262
Novartis Finance SA	1.625%	11/9/2026	EUR	2,543	2,916
Novartis Finance SA	0.625%	9/20/2028	EUR	100	110
Novartis Finance SA	0.000%	9/23/2028	EUR	2,000	2,156
Novartis Finance SA	1.375%	8/14/2030	EUR	9,144	9,970
Omnicom Capital Holdings plc	2.250%	11/22/2033	GBP	2,429	2,578
Omnicom Finance Holdings plc	0.800%	7/8/2027	EUR	7,904	8,866
Omnicom Finance Holdings plc	1.400%	7/8/2031	EUR	2,269	2,383
Omnicom Finance Holdings plc	3.700%	3/6/2032	EUR	5,000	5,869
Pacific Life Global Funding II	4.195%	7/29/2032	CAD	2,500	1,832
Parker-Hannifin Corp.	2.900%	3/1/2030	EUR	9,861	11,316
PepsiCo Inc.	0.750%	3/18/2027	EUR	996	1,125
PepsiCo Inc.	0.500%	5/6/2028	EUR	5,974	6,578
PepsiCo Inc.	0.875%	7/18/2028	EUR	1,875	2,076
PepsiCo Inc.	1.125%	3/18/2031	EUR	943	1,000
PepsiCo Inc.	0.400%	10/9/2032	EUR	6,028	5,826
PepsiCo Inc.	0.750%	10/14/2033	EUR	3,343	3,223
PepsiCo Inc.	3.450%	7/28/2037	EUR	5,000	5,770
PepsiCo Inc.	0.875%	10/16/2039	EUR	5,032	4,111
PepsiCo Inc.	1.050%	10/9/2050	EUR	1,107	706
Pershing Square Holdings Ltd.	1.375%	10/1/2027	EUR	1,500	1,680
Pfizer Inc.	1.000%	3/6/2027	EUR	1,765	2,002
Pfizer Inc.	2.735%	6/15/2043	GBP	4,634	4,126
Pfizer Netherlands International Finance BV	4.250%	5/19/2045	EUR	5,000	5,950
Philip Morris International Inc.	2.875%	5/14/2029	EUR	1,272	1,471
Philip Morris International Inc.	3.750%	1/15/2031	EUR	5,000	5,966
Philip Morris International Inc.	0.800%	8/1/2031	EUR	4,539	4,598
Philip Morris International Inc.	3.125%	6/3/2033	EUR	548	628
Philip Morris International Inc.	2.000%	5/9/2036	EUR	2,090	2,021
Philip Morris International Inc.	1.875%	11/6/2037	EUR	1,463	1,348
Philip Morris International Inc.	1.450%	8/1/2039	EUR	7,902	6,592
PPG Industries Inc.	1.400%	3/13/2027	EUR	200	227
PPG Industries Inc.	2.750%	6/1/2029	EUR	2,906	3,340
PPG Industries Inc.	3.250%	3/4/2032	EUR	5,000	5,742
Procter & Gamble Co.	4.875%	5/11/2027	EUR	5,000	5,986
Procter & Gamble Co.	1.200%	10/30/2028	EUR	2,379	2,651
Procter & Gamble Co.	1.800%	5/3/2029	GBP	2,427	2,982
Procter & Gamble Co.	1.250%	10/25/2029	EUR	3,541	3,885
Procter & Gamble Co.	0.350%	5/5/2030	EUR	8,000	8,369
Procter & Gamble Co.	3.250%	8/2/2031	EUR	3,000	3,550
Procter & Gamble Co.	3.200%	4/29/2034	EUR	5,000	5,816
Procter & Gamble Co.	1.875%	10/30/2038	EUR	6,216	6,029
Procter & Gamble Co.	0.900%	11/4/2041	EUR	6,000	4,705
Prologis Euro Finance LLC	0.250%	9/10/2027	EUR	5,728	6,334
Prologis Euro Finance LLC	0.375%	2/6/2028	EUR	1,729	1,903
Prologis Euro Finance LLC	1.875%	1/5/2029	EUR	5,481	6,164
Prologis Euro Finance LLC	1.000%	2/8/2029	EUR	4,967	5,426
Prologis Euro Finance LLC	0.625%	9/10/2031	EUR	3,019	3,018
Prologis Euro Finance LLC	0.500%	2/16/2032	EUR	3,697	3,611
56

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Prologis Euro Finance LLC	3.250%	9/22/2032	EUR	1,750	2,006
Prologis Euro Finance LLC	4.625%	5/23/2033	EUR	7,650	9,535
Prologis Euro Finance LLC	1.500%	2/8/2034	EUR	1,300	1,286
Prologis Euro Finance LLC	4.000%	5/5/2034	EUR	2,200	2,610
Prologis Euro Finance LLC	1.000%	2/6/2035	EUR	4,010	3,696
Prologis Euro Finance LLC	1.000%	2/16/2041	EUR	2,130	1,579
Prologis Euro Finance LLC	4.250%	1/31/2043	EUR	2,000	2,269
Prologis Euro Finance LLC	1.500%	9/10/2049	EUR	1,619	1,111
Prologis LP	2.250%	6/30/2029	GBP	4,469	5,476
Prologis LP	5.250%	1/15/2031	CAD	4,000	3,077
Prologis LP	3.600%	2/15/2032	CAD	16,925	11,985
Prologis LP	4.200%	2/15/2033	CAD	7,310	5,322
Prologis LP	5.625%	5/4/2040	GBP	4,620	6,036
Public Storage Operating Co.	0.500%	9/9/2030	EUR	3,241	3,310
Public Storage Operating Co.	0.875%	1/24/2032	EUR	3,376	3,377
Public Storage Operating Co.	3.500%	1/20/2034	EUR	8,321	9,572
Realty Income Corp.	1.875%	1/14/2027	GBP	624	796
Realty Income Corp.	1.125%	7/13/2027	GBP	5,938	7,420
Realty Income Corp.	4.875%	7/6/2030	EUR	1,769	2,189
Realty Income Corp.	3.375%	6/20/2031	EUR	5,389	6,249
Realty Income Corp.	5.750%	12/5/2031	GBP	3,077	4,229
Realty Income Corp.	1.750%	7/13/2033	GBP	4,043	4,228
Realty Income Corp.	5.125%	7/6/2034	EUR	4,000	5,113
Realty Income Corp.	3.875%	6/20/2035	EUR	6,322	7,323
Realty Income Corp.	6.000%	12/5/2039	GBP	4,614	6,196
Realty Income Corp.	2.500%	1/14/2042	GBP	946	810
Robert Bosch Finance LLC	2.750%	5/28/2028	EUR	1,000	1,157
Roche Finance Europe BV	3.312%	12/4/2027	EUR	10,000	11,755
Roche Finance Europe BV	3.564%	5/3/2044	EUR	3,000	3,362
Roche Kapitalmarkt AG	2.000%	9/23/2032	CHF	5,000	6,741
Roche Kapitalmarkt AG	1.000%	2/25/2037	CHF	4,000	4,984
RTX Corp.	2.150%	5/18/2030	EUR	6,316	7,062
Sanofi SA	0.500%	1/13/2027	EUR	400	452
Sanofi SA	1.125%	4/5/2028	EUR	5,200	5,846
Sanofi SA	0.875%	3/21/2029	EUR	5,000	5,474
Sanofi SA	1.500%	4/1/2030	EUR	7,600	8,395
Sanofi SA	1.875%	3/21/2038	EUR	3,500	3,397
Schlumberger Finance BV	0.250%	10/15/2027	EUR	5,087	5,627
Schlumberger Finance BV	0.500%	10/15/2031	EUR	5,087	5,069
Schlumberger Finance BV	2.000%	5/6/2032	EUR	3,019	3,254
Schneider Electric SE	1.375%	6/21/2027	EUR	2,200	2,499
Schneider Electric SE	1.500%	1/15/2028	EUR	5,600	6,338
Schneider Electric SE	0.250%	3/11/2029	EUR	4,600	4,922
Schneider Electric SE	3.375%	4/13/2034	EUR	5,000	5,816
Schneider Electric SE	3.250%	10/10/2035	EUR	10,000	11,438
Schneider Electric SE	3.375%	9/3/2036	EUR	5,000	5,733
Shell International Finance BV	1.625%	1/20/2027	EUR	12,506	14,307
Shell International Finance BV	1.250%	5/12/2028	EUR	3,678	4,131
Shell International Finance BV	0.750%	8/15/2028	EUR	5,087	5,619
Shell International Finance BV	1.000%	12/10/2030	GBP	3,479	3,946
Shell International Finance BV	1.875%	4/7/2032	EUR	7,587	8,206
Shell International Finance BV	0.875%	11/8/2039	EUR	6,032	4,725
Shell International Finance BV	1.750%	9/10/2052	GBP	2,543	1,544
Signify NV	2.375%	5/11/2027	EUR	3,450	3,964
Simon International Finance SCA	1.125%	3/19/2033	EUR	2,821	2,748
Southern Co.	1.875%	9/15/2081	EUR	4,624	5,166
Stellantis NV	4.500%	7/7/2028	EUR	9,077	10,884
Stellantis NV	0.750%	1/18/2029	EUR	2,000	2,151
Stellantis NV	4.375%	3/14/2030	EUR	5,000	6,021
Stellantis NV	4.250%	6/16/2031	EUR	10,100	11,977
Stellantis NV	2.750%	4/1/2032	EUR	3,500	3,772
Stellantis NV	1.250%	6/20/2033	EUR	9,448	8,902
Stryker Corp.	2.125%	11/30/2027	EUR	3,943	4,519
Stryker Corp.	3.375%	12/11/2028	EUR	4,477	5,281
Stryker Corp.	0.750%	3/1/2029	EUR	4,600	4,992
Stryker Corp.	2.625%	11/30/2030	EUR	2,052	2,337
Stryker Corp.	1.000%	12/3/2031	EUR	5,635	5,771
Stryker Corp.	3.375%	9/11/2032	EUR	3,500	4,086
Stryker Corp.	3.625%	9/11/2036	EUR	3,500	4,036
Swiss Re Finance UK plc	2.714%	6/4/2052	EUR	6,300	6,855
57

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Thermo Fisher Scientific Finance I BV	0.800%	10/18/2030	EUR	2,122	2,220
Thermo Fisher Scientific Finance I BV	1.125%	10/18/2033	EUR	7,693	7,601
Thermo Fisher Scientific Finance I BV	1.625%	10/18/2041	EUR	4,753	3,975
Thermo Fisher Scientific Finance I BV	2.000%	10/18/2051	EUR	5,000	3,738
Thermo Fisher Scientific Inc.	1.450%	3/16/2027	EUR	1,500	1,708
Thermo Fisher Scientific Inc.	1.750%	4/15/2027	EUR	1,545	1,768
Thermo Fisher Scientific Inc.	0.500%	3/1/2028	EUR	6,201	6,852
Thermo Fisher Scientific Inc.	1.375%	9/12/2028	EUR	448	502
Thermo Fisher Scientific Inc.	1.950%	7/24/2029	EUR	5,000	5,611
Thermo Fisher Scientific Inc.	0.875%	10/1/2031	EUR	9,000	9,210
Thermo Fisher Scientific Inc.	3.650%	11/21/2034	EUR	2,800	3,317
Thermo Fisher Scientific Inc.	2.875%	7/24/2037	EUR	3,333	3,586
Thermo Fisher Scientific Inc.	1.500%	10/1/2039	EUR	2,094	1,819
Thermo Fisher Scientific Inc.	1.875%	10/1/2049	EUR	4,581	3,429
Time Warner Cable LLC	5.250%	7/15/2042	GBP	3,037	3,440
T-Mobile USA Inc.	3.550%	5/8/2029	EUR	7,100	8,417
T-Mobile USA Inc.	3.150%	2/11/2032	EUR	3,500	4,037
T-Mobile USA Inc.	3.700%	5/8/2032	EUR	2,000	2,369
T-Mobile USA Inc.	3.850%	5/8/2036	EUR	5,000	5,873
T-Mobile USA Inc.	3.500%	2/11/2037	EUR	3,000	3,374
T-Mobile USA Inc.	3.800%	2/11/2045	EUR	3,000	3,230
Toyota Motor Credit Corp.	0.750%	11/19/2026	GBP	3,724	4,724
Toyota Motor Credit Corp.	0.125%	11/5/2027	EUR	7,448	8,194
Toyota Motor Credit Corp.	4.050%	9/13/2029	EUR	5,200	6,274
Toyota Motor Credit Corp.	3.850%	7/24/2030	EUR	2,000	2,402
Toyota Motor Credit Corp.	3.625%	7/15/2031	EUR	7,500	8,926
Trillium Windpower LP	5.803%	2/15/2033	CAD	577	435
United Parcel Service Inc.	1.000%	11/15/2028	EUR	5,000	5,524
Upjohn Finance BV	1.362%	6/23/2027	EUR	4,090	4,623
Upjohn Finance BV	1.908%	6/23/2032	EUR	4,590	4,709
Utah Acquisition Sub Inc.	3.125%	11/22/2028	EUR	3,147	3,645
Ventas Canada Finance Ltd.	2.450%	1/4/2027	CAD	1,200	851
Ventas Canada Finance Ltd.	5.100%	3/5/2029	CAD	5,169	3,874
Verizon Communications Inc.	4.500%	8/17/2027	AUD	6,420	4,221
Verizon Communications Inc.	2.375%	3/22/2028	CAD	23,177	16,302
Verizon Communications Inc.	2.350%	3/23/2028	AUD	2,800	1,750
Verizon Communications Inc.	1.125%	11/3/2028	GBP	4,685	5,645
Verizon Communications Inc.	0.375%	3/22/2029	EUR	7,917	8,459
Verizon Communications Inc.	1.875%	10/26/2029	EUR	1,718	1,917
Verizon Communications Inc.	1.250%	4/8/2030	EUR	5,787	6,221
Verizon Communications Inc.	1.875%	9/19/2030	GBP	778	907
Verizon Communications Inc.	2.500%	4/8/2031	GBP	1,345	1,590
Verizon Communications Inc.	2.625%	12/1/2031	EUR	3,509	3,937
Verizon Communications Inc.	0.875%	3/19/2032	EUR	3,724	3,729
Verizon Communications Inc.	0.750%	3/22/2032	EUR	3,902	3,876
Verizon Communications Inc.	3.500%	6/28/2032	EUR	5,200	6,090
Verizon Communications Inc.	1.300%	5/18/2033	EUR	1,796	1,792
Verizon Communications Inc.	4.750%	10/31/2034	EUR	12,167	15,306
Verizon Communications Inc.	1.125%	9/19/2035	EUR	5,904	5,408
Verizon Communications Inc.	3.125%	11/2/2035	GBP	2,671	2,933
Verizon Communications Inc.	3.750%	2/28/2036	EUR	8,900	10,316
Verizon Communications Inc.	3.375%	10/27/2036	GBP	6,524	7,115
Verizon Communications Inc.	2.875%	1/15/2038	EUR	5,515	5,738
Verizon Communications Inc.	1.875%	11/3/2038	GBP	4,194	3,634
Verizon Communications Inc.	1.500%	9/19/2039	EUR	1,155	983
Verizon Communications Inc.	3.500%	11/4/2039	AUD	600	296
Verizon Communications Inc.	1.850%	5/18/2040	EUR	1,504	1,324
Verizon Communications Inc.	3.625%	5/16/2050	CAD	2,300	1,312
Visa Inc.	2.000%	6/15/2029	EUR	7,700	8,712
Visa Inc.	2.375%	6/15/2034	EUR	2,500	2,727
Wabtec Transportation Netherlands BV	1.250%	12/3/2027	EUR	2,093	2,344
Walmart Inc.	4.875%	9/21/2029	EUR	5,498	6,896
Walmart Inc.	5.625%	3/27/2034	GBP	6,590	9,281
Walt Disney Co.	3.057%	3/30/2027	CAD	4,575	3,273
Wells Fargo & Co.	1.000%	2/2/2027	EUR	12,065	13,670
Wells Fargo & Co.	2.493%	2/18/2027	CAD	6,181	4,387
Wells Fargo & Co.	1.500%	5/24/2027	EUR	10,275	11,678
Wells Fargo & Co.	3.473%	4/26/2028	GBP	3,700	4,796
Wells Fargo & Co.	5.083%	4/26/2028	CAD	5,065	3,722
Wells Fargo & Co.	3.500%	9/12/2029	GBP	2,175	2,765
58

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Wells Fargo & Co.	1.741%	5/4/2030	EUR	5,087	5,661
Wells Fargo & Co.	2.125%	9/24/2031	GBP	10,000	11,499
Wells Fargo & Co.	3.900%	7/22/2032	EUR	18,000	21,510
Wells Fargo & Co.	4.625%	11/2/2035	GBP	1,263	1,601
Welltower OP LLC	4.800%	11/20/2028	GBP	6,225	8,251
Welltower OP LLC	4.500%	12/1/2034	GBP	1,934	2,410
Westlake Corp.	1.625%	7/17/2029	EUR	1,900	2,083
WP Carey Inc.	4.250%	7/23/2032	EUR	2,240	2,675
WP Carey Inc.	3.700%	11/19/2034	EUR	3,262	3,702
WPC Eurobond BV	2.125%	4/15/2027	EUR	4,195	4,795
WPC Eurobond BV	1.350%	4/15/2028	EUR	2,539	2,830
WPC Eurobond BV	0.950%	6/1/2030	EUR	1,876	1,969
Zimmer Biomet Holdings Inc.	3.518%	12/15/2032	EUR	6,900	8,004
					3,431,062
Total Corporate Bonds (Cost $22,858,583)					23,341,835
Sovereign Bonds (76.6%)
Australia (2.8%)
Australian Capital Territory	3.000%	4/18/2028	AUD	290	186
Australian Capital Territory	2.250%	5/22/2029	AUD	5,100	3,149
Australian Capital Territory	1.750%	5/17/2030	AUD	1,110	654
Australian Capital Territory	1.750%	10/23/2031	AUD	440	249
Australian Capital Territory	2.500%	10/22/2032	AUD	13,010	7,481
Australian Capital Territory	4.500%	10/23/2034	AUD	10,000	6,348
Australian Capital Territory	5.250%	10/23/2036	AUD	13,000	8,561
Commonwealth of Australia	4.750%	4/21/2027	AUD	120,892	80,431
Commonwealth of Australia	2.750%	11/21/2027	AUD	71,570	46,087
Commonwealth of Australia	2.250%	5/21/2028	AUD	147,029	93,114
Commonwealth of Australia	2.750%	11/21/2028	AUD	163,083	104,114
Commonwealth of Australia	3.250%	4/21/2029	AUD	162,331	104,906
Commonwealth of Australia	2.750%	11/21/2029	AUD	183,635	116,050
Commonwealth of Australia	2.500%	5/21/2030	AUD	152,075	94,500
Commonwealth of Australia	1.000%	12/21/2030	AUD	204,721	116,764
Commonwealth of Australia	1.500%	6/21/2031	AUD	167,648	96,846
Commonwealth of Australia	1.000%	11/21/2031	AUD	178,115	98,529
Commonwealth of Australia	1.250%	5/21/2032	AUD	168,342	93,069
Commonwealth of Australia	1.750%	11/21/2032	AUD	115,401	65,059
Commonwealth of Australia	4.500%	4/21/2033	AUD	88,520	59,548
Commonwealth of Australia	3.000%	11/21/2033	AUD	92,580	55,924
Commonwealth of Australia	3.750%	5/21/2034	AUD	83,000	52,637
Commonwealth of Australia	4.250%	6/21/2034	AUD	25,000	16,432
Commonwealth of Australia	3.500%	12/21/2034	AUD	96,000	59,321
Commonwealth of Australia	2.750%	6/21/2035	AUD	103,547	59,594
Commonwealth of Australia	4.250%	12/21/2035	AUD	99,000	64,472
Commonwealth of Australia	4.250%	3/21/2036	AUD	60,000	39,023
Commonwealth of Australia	4.250%	10/21/2036	AUD	70,000	45,341
Commonwealth of Australia	3.750%	4/21/2037	AUD	60,769	37,448
Commonwealth of Australia	3.250%	6/21/2039	AUD	37,313	21,268
Commonwealth of Australia	2.750%	5/21/2041	AUD	50,029	25,979
Commonwealth of Australia	3.000%	3/21/2047	AUD	53,684	26,473
Commonwealth of Australia	1.750%	6/21/2051	AUD	90,849	31,899
Commonwealth of Australia	4.750%	6/21/2054	AUD	49,000	31,114
Housing Australia	2.380%	3/28/2029	AUD	1,485	925
Housing Australia	1.410%	6/29/2032	AUD	15,020	8,115
Housing Australia	2.335%	6/30/2036	AUD	3,735	1,926
New South Wales Treasury Corp.	3.000%	5/20/2027	AUD	76,841	49,781
New South Wales Treasury Corp.	3.000%	3/20/2028	AUD	74,075	47,667
New South Wales Treasury Corp.	3.000%	11/15/2028	AUD	20,206	12,920
New South Wales Treasury Corp.	3.000%	4/20/2029	AUD	11,737	7,471
New South Wales Treasury Corp.	3.000%	2/20/2030	AUD	78,558	49,459
New South Wales Treasury Corp.	1.250%	11/20/2030	AUD	7,484	4,270
New South Wales Treasury Corp.	2.000%	3/20/2031	AUD	21,309	12,505
New South Wales Treasury Corp.	1.500%	2/20/2032	AUD	88,169	48,785
New South Wales Treasury Corp.	2.000%	3/8/2033	AUD	84,288	46,539
New South Wales Treasury Corp.	1.750%	3/20/2034	AUD	66,500	34,662
New South Wales Treasury Corp.	3.500%	3/20/2034	AUD	422	254
New South Wales Treasury Corp.	4.750%	2/20/2035	AUD	57,000	37,211
New South Wales Treasury Corp.	4.250%	2/20/2036	AUD	44,000	27,229
New South Wales Treasury Corp.	4.750%	2/20/2037	AUD	17,000	10,829
59

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	New South Wales Treasury Corp.	3.500%	11/20/2037	AUD	13,742	7,674
	New South Wales Treasury Corp.	5.250%	2/24/2038	AUD	22,000	14,503
	New South Wales Treasury Corp.	2.250%	11/20/2040	AUD	11,397	5,078
	New South Wales Treasury Corp.	2.250%	5/7/2041	AUD	10,000	4,410
	New South Wales Treasury Corp.	2.450%	8/24/2050	AUD	261	98
	Northern Territory Treasury Corp.	2.750%	4/21/2027	AUD	15,200	9,805
	Northern Territory Treasury Corp.	3.500%	4/21/2028	AUD	800	519
	Northern Territory Treasury Corp.	3.500%	5/21/2030	AUD	2,300	1,461
	Northern Territory Treasury Corp.	2.000%	4/21/2031	AUD	4,100	2,370
	Northern Territory Treasury Corp.	2.500%	5/21/2032	AUD	14,000	8,064
	Northern Territory Treasury Corp.	3.750%	4/21/2033	AUD	10,600	6,445
	Northern Territory Treasury Corp.	5.500%	3/21/2036	AUD	12,000	7,968
	Northern Territory Treasury Corp.	5.250%	5/21/2038	AUD	900	573
[3]	Queensland Treasury Corp.	2.750%	8/20/2027	AUD	40,997	26,413
[3]	Queensland Treasury Corp.	3.250%	7/21/2028	AUD	41,599	26,862
[3]	Queensland Treasury Corp.	3.250%	8/21/2029	AUD	23,651	15,130
[3]	Queensland Treasury Corp.	3.500%	8/21/2030	AUD	95,817	61,203
[3]	Queensland Treasury Corp.	1.750%	8/21/2031	AUD	58,822	33,628
[3]	Queensland Treasury Corp.	1.500%	3/2/2032	AUD	9,300	5,133
[3]	Queensland Treasury Corp.	1.500%	8/20/2032	AUD	40,669	22,061
[3]	Queensland Treasury Corp.	4.500%	3/9/2033	AUD	5,500	3,613
	Queensland Treasury Corp.	6.500%	3/14/2033	AUD	4,235	3,120
	Queensland Treasury Corp.	2.000%	8/22/2033	AUD	36,000	19,515
[3]	Queensland Treasury Corp.	1.750%	7/20/2034	AUD	35,225	18,095
[3]	Queensland Treasury Corp.	3.250%	5/21/2035	EUR	9,000	10,400
	Queensland Treasury Corp.	3.250%	5/21/2035	EUR	11,418	13,195
[3]	Queensland Treasury Corp.	4.500%	8/22/2035	AUD	56,000	35,540
[3]	Queensland Treasury Corp.	5.250%	7/21/2036	AUD	41,000	27,372
[3]	Queensland Treasury Corp.	5.000%	7/21/2037	AUD	10,000	6,463
[3]	Queensland Treasury Corp.	5.250%	8/13/2038	AUD	5,456	3,569
[3]	Queensland Treasury Corp.	2.250%	4/16/2040	AUD	7,654	3,411
[3]	Queensland Treasury Corp.	2.250%	11/20/2041	AUD	7,552	3,239
[3]	Queensland Treasury Corp.	4.200%	2/20/2047	AUD	4,011	2,173
	South Australian Government Financing Authority	3.000%	9/20/2027	AUD	637	411
	South Australian Government Financing Authority	1.750%	5/24/2032	AUD	14,335	7,993
	South Australian Government Financing Authority	4.500%	5/24/2033	AUD	20,000	13,059
	South Australian Government Financing Authority	1.750%	5/24/2034	AUD	15,000	7,768
	South Australian Government Financing Authority	2.000%	5/23/2036	AUD	20,238	10,008
	South Australian Government Financing Authority	4.750%	5/24/2038	AUD	23,000	14,447
	South Australian Government Financing Authority	2.250%	5/24/2040	AUD	5,000	2,237
	Tasmanian Public Finance Corp.	3.250%	1/24/2028	AUD	765	494
	Tasmanian Public Finance Corp.	2.000%	1/24/2030	AUD	22,607	13,594
	Tasmanian Public Finance Corp.	2.250%	1/22/2032	AUD	3,742	2,156
	Tasmanian Public Finance Corp.	2.500%	1/21/2033	AUD	8,481	4,816
	Tasmanian Public Finance Corp.	4.000%	1/20/2034	AUD	5,500	3,393
	Tasmanian Public Finance Corp.	4.750%	1/25/2035	AUD	12,000	7,724
	Treasury Corp. of Victoria	5.500%	11/17/2026	AUD	26,537	17,683
	Treasury Corp. of Victoria	1.250%	11/19/2027	AUD	37,679	23,441
	Treasury Corp. of Victoria	3.000%	10/20/2028	AUD	34,456	22,027
	Treasury Corp. of Victoria	2.500%	10/22/2029	AUD	36,511	22,605
	Treasury Corp. of Victoria	1.500%	11/20/2030	AUD	58,760	33,823
	Treasury Corp. of Victoria	1.500%	9/10/2031	AUD	108,101	60,542
	Treasury Corp. of Victoria	4.250%	12/20/2032	AUD	62,168	40,061
	Treasury Corp. of Victoria	2.250%	9/15/2033	AUD	101,784	56,133
	Treasury Corp. of Victoria	2.250%	11/20/2034	AUD	37,218	19,736
	Treasury Corp. of Victoria	2.000%	9/17/2035	AUD	62,484	31,483
	Treasury Corp. of Victoria	4.750%	9/15/2036	AUD	66,000	42,096
	Treasury Corp. of Victoria	2.000%	11/20/2037	AUD	57,484	26,794
	Treasury Corp. of Victoria	5.500%	9/15/2039	AUD	15,000	9,908
	Treasury Corp. of Victoria	2.250%	11/20/2041	AUD	15,283	6,518
	Treasury Corp. of Victoria	2.250%	11/20/2042	AUD	5,000	2,081
	Western Australian Treasury Corp.	3.000%	10/21/2027	AUD	15,103	9,764
	Western Australian Treasury Corp.	3.250%	7/20/2028	AUD	16,293	10,522
	Western Australian Treasury Corp.	2.750%	7/24/2029	AUD	7,409	4,664
	Western Australian Treasury Corp.	1.500%	10/22/2030	AUD	18,600	10,776
	Western Australian Treasury Corp.	1.750%	10/22/2031	AUD	15,769	9,011
	Western Australian Treasury Corp.	2.000%	10/24/2034	AUD	7,821	4,109
	Western Australian Treasury Corp.	2.250%	7/23/2041	AUD	2,994	1,332
						3,125,430
60

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Austria (1.1%)
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/9/2029	EUR	4,539	4,811
	Autobahnen- und Schnell- strassen-Finanzierungs AG	1.500%	9/15/2030	EUR	12,450	13,699
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.125%	6/2/2031	EUR	5,550	5,567
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/20/2033	EUR	2,308	2,644
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	10/2/2034	EUR	12,000	13,614
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/16/2035	EUR	2,250	1,948
[1]	Oesterreichische Kontrollbank AG	2.875%	2/25/2030	CHF	8,290	11,395
[3]	Republic of Austria	0.500%	4/20/2027	EUR	176,009	198,627
[3]	Republic of Austria	0.750%	2/20/2028	EUR	12,810	14,338
[3]	Republic of Austria	0.000%	10/20/2028	EUR	49,483	53,527
[3]	Republic of Austria	0.500%	2/20/2029	EUR	894	975
[3]	Republic of Austria	2.900%	5/23/2029	EUR	14,895	17,570
[3]	Republic of Austria	2.500%	10/20/2029	EUR	39,976	46,446
[3]	Republic of Austria	0.000%	2/20/2030	EUR	63,612	66,334
[3]	Republic of Austria	3.450%	10/20/2030	EUR	55,000	66,366
[3]	Republic of Austria	0.000%	2/20/2031	EUR	30,003	30,367
[3]	Republic of Austria	0.900%	2/20/2032	EUR	39,161	40,689
[3]	Republic of Austria	2.800%	9/20/2032	EUR	29,694	34,499
[3]	Republic of Austria	2.900%	2/20/2033	EUR	79,546	92,850
[3]	Republic of Austria	2.900%	2/20/2034	EUR	108,000	125,172
[3]	Republic of Austria	5.375%	12/1/2034	CAD	827	656
[3]	Republic of Austria	2.950%	2/20/2035	EUR	40,000	46,239
[3]	Republic of Austria	0.250%	10/20/2036	EUR	44,718	38,109
[3]	Republic of Austria	4.150%	3/15/2037	EUR	42,782	54,184
	Republic of Austria	3.200%	7/15/2039	EUR	26,658	30,582
	Republic of Austria	0.840%	5/22/2040	CHF	6,000	7,442
[3]	Republic of Austria	0.000%	10/20/2040	EUR	34,412	24,199
[3]	Republic of Austria	3.150%	6/20/2044	EUR	25,743	28,529
[3]	Republic of Austria	1.500%	2/20/2047	EUR	40,129	32,527
[3]	Republic of Austria	1.850%	5/23/2049	EUR	35,632	30,141
[3]	Republic of Austria	0.750%	3/20/2051	EUR	43,910	27,152
[3]	Republic of Austria	3.150%	10/20/2053	EUR	53,284	56,273
[3]	Republic of Austria	3.800%	1/26/2062	EUR	5,687	6,754
[3]	Republic of Austria	0.700%	4/20/2071	EUR	42,525	17,946
[3]	Republic of Austria	2.100%	9/20/2117	EUR	26,008	18,138
[3]	Republic of Austria	0.850%	6/30/2120	EUR	8,241	2,925
						1,263,234
Belgium (1.8%)
	Communaute Francaise de Belgique	0.625%	6/11/2035	EUR	14,000	12,388
	Communaute Francaise de Belgique	3.800%	6/22/2040	EUR	10,700	12,130
[5]	Dexia Credit Local SA	0.250%	12/10/2026	GBP	5,000	6,309
[5]	Dexia Credit Local SA	1.000%	10/18/2027	EUR	4,250	4,777
[5]	Dexia Credit Local SA	0.000%	1/21/2028	EUR	5,300	5,806
[5]	Dexia Credit Local SA	3.125%	6/1/2028	EUR	20,000	23,432
[3]	Kingdom of Belgium	0.800%	6/22/2027	EUR	116,920	132,207
[3]	Kingdom of Belgium	0.000%	10/22/2027	EUR	34,416	38,134
	Kingdom of Belgium	5.500%	3/28/2028	EUR	38,054	47,285
[3]	Kingdom of Belgium	0.800%	6/22/2028	EUR	54,256	60,423
[3]	Kingdom of Belgium	0.900%	6/22/2029	EUR	73,411	80,524
[3]	Kingdom of Belgium	2.700%	10/22/2029	EUR	92,376	107,829
[3]	Kingdom of Belgium	0.100%	6/22/2030	EUR	79,861	82,631
[3]	Kingdom of Belgium	2.600%	10/22/2030	EUR	70,000	80,930
[3]	Kingdom of Belgium	1.000%	6/22/2031	EUR	24,823	26,232
[3]	Kingdom of Belgium	0.000%	10/22/2031	EUR	91,874	90,630
	Kingdom of Belgium	4.000%	3/28/2032	EUR	32,057	39,695
[3]	Kingdom of Belgium	0.350%	6/22/2032	EUR	121,002	119,295
[3]	Kingdom of Belgium	1.250%	4/22/2033	EUR	37,266	38,478
[3]	Kingdom of Belgium	3.000%	6/22/2033	EUR	46,282	53,790
[3]	Kingdom of Belgium	3.000%	6/22/2034	EUR	29,814	34,359
[3]	Kingdom of Belgium	2.850%	10/22/2034	EUR	50,538	57,278
[3]	Kingdom of Belgium	5.000%	3/28/2035	EUR	13,655	18,161
[3]	Kingdom of Belgium	3.100%	6/22/2035	EUR	169,561	194,570
[3]	Kingdom of Belgium	1.450%	6/22/2037	EUR	25,000	23,578
[3]	Kingdom of Belgium	1.900%	6/22/2038	EUR	27,063	26,287
[3]	Kingdom of Belgium	2.750%	4/22/2039	EUR	10,550	11,210
[3]	Kingdom of Belgium	0.400%	6/22/2040	EUR	31,043	22,870
[3]	Kingdom of Belgium	4.250%	3/28/2041	EUR	19,716	24,397
[3]	Kingdom of Belgium	3.450%	6/22/2042	EUR	38,273	42,609
61

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Kingdom of Belgium	3.450%	6/22/2043	EUR	63,243	69,971
	Kingdom of Belgium	3.750%	6/22/2045	EUR	42,923	49,008
[3,6]	Kingdom of Belgium	1.600%	6/22/2047	EUR	40,386	31,050
[3,6]	Kingdom of Belgium	1.700%	6/22/2050	EUR	24,220	17,974
[3,6]	Kingdom of Belgium	1.400%	6/22/2053	EUR	20,272	13,140
[3,6]	Kingdom of Belgium	3.300%	6/22/2054	EUR	58,853	58,902
[3,6]	Kingdom of Belgium	3.500%	6/22/2055	EUR	41,967	43,254
[3]	Kingdom of Belgium	2.250%	6/22/2057	EUR	15,831	12,181
[3]	Kingdom of Belgium	2.150%	6/22/2066	EUR	44,276	30,902
[3]	Kingdom of Belgium	0.650%	6/22/2071	EUR	18,467	6,541
	Ministeries Van de Vlaamse Gemeenschap	0.010%	6/23/2027	EUR	4,700	5,225
	Ministeries Van de Vlaamse Gemeenschap	0.300%	10/20/2031	EUR	13,400	13,289
	Ministeries Van de Vlaamse Gemeenschap	3.250%	4/5/2033	EUR	7,300	8,503
	Ministeries Van de Vlaamse Gemeenschap	3.125%	6/22/2034	EUR	14,100	16,168
	Ministeries Van de Vlaamse Gemeenschap	1.000%	10/13/2036	EUR	5,200	4,679
	Ministeries Van de Vlaamse Gemeenschap	3.250%	6/22/2037	EUR	10,000	11,210
	Ministeries Van de Vlaamse Gemeenschap	1.500%	7/12/2038	EUR	1,500	1,356
	Ministeries Van de Vlaamse Gemeenschap	1.875%	6/2/2042	EUR	1,800	1,584
	Ministeries Van de Vlaamse Gemeenschap	4.000%	9/26/2042	EUR	17,200	20,103
	Ministeries Van de Vlaamse Gemeenschap	3.250%	1/12/2043	EUR	12,000	12,695
	Ministeries Van de Vlaamse Gemeenschap	1.500%	4/11/2044	EUR	1,600	1,254
	Ministeries Van de Vlaamse Gemeenschap	3.500%	6/22/2045	EUR	4,000	4,301
	Ministeries Van de Vlaamse Gemeenschap	1.000%	1/23/2051	EUR	8,400	4,946
	Region Wallonne Belgium	0.500%	4/8/2030	EUR	6,100	6,373
	Region Wallonne Belgium	0.375%	10/22/2031	EUR	2,400	2,371
	Region Wallonne Belgium	1.375%	4/6/2032	EUR	5,000	5,188
	Region Wallonne Belgium	1.250%	5/3/2034	EUR	12,400	12,094
	Region Wallonne Belgium	2.875%	1/14/2038	EUR	5,000	5,251
	Region Wallonne Belgium	3.500%	3/15/2043	EUR	8,100	8,571
	Region Wallonne Belgium	0.650%	1/16/2051	EUR	1,900	964
	Region Wallonne Belgium	3.900%	6/22/2054	EUR	13,200	13,864
	Region Wallonne Belgium	1.250%	6/22/2071	EUR	2,200	986
						2,012,142
Bulgaria (0.1%)
	Republic of Bulgaria	2.625%	3/26/2027	EUR	1,545	1,790
	Republic of Bulgaria	3.000%	3/21/2028	EUR	12,816	14,988
	Republic of Bulgaria	4.125%	9/23/2029	EUR	3,800	4,627
	Republic of Bulgaria	4.375%	5/13/2031	EUR	19,481	24,210
	Republic of Bulgaria	3.625%	9/5/2032	EUR	2,266	2,697
	Republic of Bulgaria	4.625%	9/23/2034	EUR	3,121	3,964
	Republic of Bulgaria	3.375%	7/18/2035	EUR	46,043	52,645
	Republic of Bulgaria	4.875%	5/13/2036	EUR	20,291	25,992
	Republic of Bulgaria	4.250%	9/5/2044	EUR	9,466	10,939
						141,852
Canada (4.9%)
	55 Ontario School Board Trust	5.900%	6/2/2033	CAD	2,623	2,154
	British Columbia Investment Management Corp.	3.400%	6/2/2030	CAD	12,500	9,063
	British Columbia Investment Management Corp.	4.900%	6/2/2033	CAD	18,000	14,205
	British Columbia Municipal Finance Authority	3.050%	10/23/2028	CAD	3,888	2,812
	British Columbia Municipal Finance Authority	2.300%	4/15/2031	CAD	1,871	1,287
	Canada	3.250%	11/1/2026	CAD	48,940	35,216
	Canada	3.000%	2/1/2027	CAD	87,715	63,028
	Canada	1.250%	3/1/2027	CAD	32,480	22,825
	Canada	2.750%	5/1/2027	CAD	131,160	94,021
	Canada	8.000%	6/1/2027	CAD	2,603	2,016
	Canada	2.500%	8/1/2027	CAD	73,000	52,131
	Canada	2.750%	9/1/2027	CAD	78,000	55,953
	Canada	2.500%	11/1/2027	CAD	65,000	46,428
	Canada	3.500%	3/1/2028	CAD	5,253	3,836
	Canada	2.000%	6/1/2028	CAD	23,544	16,604
	Canada	3.250%	9/1/2028	CAD	100,321	73,033
	Canada	4.000%	3/1/2029	CAD	110,050	82,081
	Canada	2.250%	6/1/2029	CAD	38,443	27,125
	Canada	5.750%	6/1/2029	CAD	20,608	16,278
	Canada	3.500%	9/1/2029	CAD	135,758	99,954
[3]	Canada	2.250%	12/1/2029	CAD	6,800	4,778
	Canada	2.750%	3/1/2030	CAD	135,590	97,080
	Canada	1.250%	6/1/2030	CAD	160,747	107,573
	Canada	2.750%	9/1/2030	CAD	217,512	155,251
62

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canada	0.500%	12/1/2030	CAD	65,061	41,506
	Canada	1.500%	6/1/2031	CAD	120,220	80,033
	Canada	1.500%	12/1/2031	CAD	115,726	76,356
	Canada	2.500%	12/1/2032	CAD	62,936	43,618
	Canada	2.750%	6/1/2033	CAD	29,109	20,438
	Canada	5.750%	6/1/2033	CAD	26,063	22,041
	Canada	3.250%	12/1/2033	CAD	66,928	48,547
	Canada	3.500%	3/1/2034	CAD	22,000	16,230
	Canada	3.000%	6/1/2034	CAD	171,713	122,018
	Canada	3.250%	12/1/2034	CAD	103,466	74,743
	Canada	3.250%	6/1/2035	CAD	122,692	88,392
	Canada	3.250%	12/1/2035	CAD	130,922	94,028
	Canada	5.000%	6/1/2037	CAD	20,649	17,218
	Canada	4.000%	6/1/2041	CAD	31,898	24,427
	Canada	3.500%	12/1/2045	CAD	38,110	27,249
[6]	Canada	2.750%	12/1/2048	CAD	31,363	19,607
[6]	Canada	2.000%	12/1/2051	CAD	126,787	66,246
[6]	Canada	1.750%	12/1/2053	CAD	113,364	54,674
	Canada	2.750%	12/1/2055	CAD	107,039	64,697
	Canada	2.750%	12/1/2057	CAD	62,250	43,661
	Canada	2.750%	12/1/2064	CAD	39,414	23,235
[3]	Canada Housing Trust No. 1	1.100%	12/15/2026	CAD	14,965	10,527
[3]	Canada Housing Trust No. 1	1.550%	12/15/2026	CAD	19,345	13,676
[3]	Canada Housing Trust No. 1	2.350%	6/15/2027	CAD	52,915	37,683
[3]	Canada Housing Trust No. 1	3.800%	6/15/2027	CAD	13,950	10,161
[3]	Canada Housing Trust No. 1	3.600%	12/15/2027	CAD	38,200	27,853
[3]	Canada Housing Trust No. 1	2.350%	3/15/2028	CAD	10,675	7,589
[3]	Canada Housing Trust No. 1	2.650%	3/15/2028	CAD	9,405	6,731
[3]	Canada Housing Trust No. 1	3.100%	6/15/2028	CAD	13,800	9,976
[3]	Canada Housing Trust No. 1	3.950%	6/15/2028	CAD	25,050	18,490
[3]	Canada Housing Trust No. 1	2.650%	12/15/2028	CAD	30,320	21,655
[3]	Canada Housing Trust No. 1	4.250%	12/15/2028	CAD	40,250	30,110
[3]	Canada Housing Trust No. 1	3.700%	6/15/2029	CAD	16,995	12,537
[3]	Canada Housing Trust No. 1	2.100%	9/15/2029	CAD	19,310	13,458
[3]	Canada Housing Trust No. 1	1.750%	6/15/2030	CAD	19,190	13,051
[3]	Canada Housing Trust No. 1	2.850%	6/15/2030	CAD	77,840	55,769
	Canada Housing Trust No. 1	2.850%	12/15/2030	CAD	15,500	11,032
[3]	Canada Housing Trust No. 1	1.400%	3/15/2031	CAD	14,510	9,576
[3]	Canada Housing Trust No. 1	1.900%	3/15/2031	CAD	5,545	3,757
[3]	Canada Housing Trust No. 1	1.600%	12/15/2031	CAD	23,180	15,256
[3]	Canada Housing Trust No. 1	2.150%	12/15/2031	CAD	11,260	7,656
[3]	Canada Housing Trust No. 1	2.450%	12/15/2031	CAD	5,145	3,558
[3]	Canada Housing Trust No. 1	3.550%	9/15/2032	CAD	23,550	17,266
[3]	Canada Housing Trust No. 1	3.650%	6/15/2033	CAD	26,900	19,769
[3]	Canada Housing Trust No. 1	4.150%	6/15/2033	CAD	24,500	18,598
[3]	Canada Housing Trust No. 1	4.250%	3/15/2034	CAD	48,280	36,883
[3]	Canada Housing Trust No. 1	3.500%	12/15/2034	CAD	51,500	37,185
	Canada Housing Trust No. 1	3.450%	3/15/2035	CAD	13,500	9,700
	Canada Housing Trust No. 1	3.600%	9/15/2035	CAD	25,165	18,227
	Canada Post Corp.	4.360%	7/16/2040	CAD	1,861	1,371
	CDP Financial Inc.	1.125%	4/6/2027	EUR	10,000	11,352
[3]	CDP Financial Inc.	3.000%	4/11/2029	EUR	9,318	10,923
	CDP Financial Inc.	4.100%	6/13/2030	AUD	25,000	16,254
	CDP Financial Inc.	4.200%	12/2/2030	CAD	6,000	4,518
	CDP Financial Inc.	3.650%	6/2/2034	CAD	3,500	2,513
	City of Montreal	3.150%	9/1/2028	CAD	1,555	1,126
	City of Montreal	2.300%	9/1/2029	CAD	1,169	816
	City of Montreal	1.750%	9/1/2030	CAD	3,051	2,069
	City of Montreal	2.000%	9/1/2031	CAD	3,442	2,336
	City of Montreal	4.250%	12/1/2032	CAD	2,046	1,565
	City of Montreal	4.250%	9/1/2033	CAD	1,100	822
	City of Montreal	3.900%	9/1/2034	CAD	10,000	7,242
	City of Montreal	4.100%	12/1/2034	CAD	1,629	1,194
	City of Montreal	3.500%	12/1/2038	CAD	3,061	2,037
	City of Montreal	2.400%	12/1/2041	CAD	4,776	2,612
	City of Montreal	4.700%	12/1/2041	CAD	2,046	1,512
	City of Montreal	6.000%	6/1/2043	CAD	2,070	1,742
	City of Montreal	4.400%	12/1/2043	CAD	4,000	2,824
	City of Ottawa Ontario	3.750%	10/2/2034	CAD	1,950	1,400
	CPPIB Capital Inc.	0.250%	4/6/2027	EUR	2,700	3,030
63

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	CPPIB Capital Inc.	4.450%	9/1/2027	AUD	10,500	6,959
	CPPIB Capital Inc.	1.250%	12/7/2027	GBP	4,750	5,910
	CPPIB Capital Inc.	3.250%	3/8/2028	CAD	10,900	7,896
	CPPIB Capital Inc.	3.000%	6/15/2028	CAD	3,873	2,789
	CPPIB Capital Inc.	4.400%	1/15/2029	AUD	4,000	2,648
	CPPIB Capital Inc.	0.875%	2/6/2029	EUR	9,767	10,729
	CPPIB Capital Inc.	3.600%	6/2/2029	CAD	8,000	5,903
	CPPIB Capital Inc.	3.350%	12/2/2030	CAD	6,230	4,529
	CPPIB Capital Inc.	0.050%	2/24/2031	EUR	4,750	4,766
	CPPIB Capital Inc.	3.950%	6/2/2032	CAD	23,700	17,682
	CPPIB Capital Inc.	4.750%	6/2/2033	CAD	24,500	19,116
	CPPIB Capital Inc.	5.200%	3/4/2034	AUD	14,447	9,760
	CPPIB Capital Inc.	4.300%	6/2/2034	CAD	20,500	15,482
	CPPIB Capital Inc.	4.000%	6/2/2035	CAD	3,600	2,620
	CPPIB Capital Inc.	0.250%	1/18/2041	EUR	24,712	17,537
	CPPIB Capital Inc.	0.750%	7/15/2049	EUR	2,273	1,397
	CPPIB Capital Inc.	1.625%	10/22/2071	GBP	3,050	1,485
	Export Development Canada	2.875%	1/19/2028	EUR	25,000	29,196
	Export Development Canada	4.500%	9/6/2028	AUD	10,000	6,643
	First Nations Finance Authority	3.050%	6/1/2028	CAD	528	380
	First Nations Finance Authority	1.710%	6/16/2030	CAD	3,306	2,234
	First Nations Finance Authority	2.850%	6/1/2032	CAD	3,255	2,268
	First Nations Finance Authority	4.100%	6/1/2034	CAD	1,600	1,178
	First Nations Finance Authority	4.050%	6/1/2035	CAD	2,500	1,816
	First Nations Finance Authority	4.700%	12/1/2056	CAD	465	339
	Greater Sudbury Canada	2.416%	3/12/2050	CAD	723	350
	Hydro-Quebec	2.000%	9/1/2028	CAD	6,873	4,819
	Hydro-Quebec	3.400%	9/1/2029	CAD	8,700	6,346
	Hydro-Quebec	6.000%	8/15/2031	CAD	4,740	3,896
	Hydro-Quebec	3.550%	9/1/2032	CAD	14,000	10,159
	Hydro-Quebec	6.500%	1/16/2035	CAD	3,620	3,142
	Hydro-Quebec	6.500%	2/15/2035	CAD	8,992	7,804
	Hydro-Quebec	6.000%	2/15/2040	CAD	16,583	14,193
	Hydro-Quebec	5.000%	2/15/2045	CAD	18,675	14,325
	Hydro-Quebec	5.000%	2/15/2050	CAD	24,849	19,157
	Hydro-Quebec	4.000%	2/15/2055	CAD	21,955	14,504
	Hydro-Quebec	2.100%	2/15/2060	CAD	28,463	12,051
	Hydro-Quebec	4.000%	2/15/2063	CAD	32,307	21,366
	Hydro-Quebec	4.000%	2/15/2065	CAD	18,460	12,159
[3]	Labrador-Island Link Funding Trust	3.760%	6/1/2033	CAD	4,035	2,968
[3]	Labrador-Island Link Funding Trust	3.860%	12/1/2045	CAD	2,179	1,472
[3]	Labrador-Island Link Funding Trust	3.850%	12/1/2053	CAD	3,502	2,305
	Maritime Link Financing Trust	3.500%	12/1/2052	CAD	3,276	2,226
	Maritime Link Financing Trust	4.048%	12/1/2052	CAD	984	705
	Municipal Finance Authority of British Columbia	3.300%	10/2/2030	CAD	3,250	2,354
	Municipal Finance Authority of British Columbia	4.050%	12/3/2033	CAD	2,200	1,635
	Municipal Finance Authority of British Columbia	3.750%	12/3/2034	CAD	3,700	2,659
	Municipal Finance Authority of British Columbia	2.500%	9/27/2041	CAD	2,547	1,449
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/2029	CAD	2,608	1,915
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/2037	CAD	3,545	2,534
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/2048	CAD	3,689	2,477
	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.382%	6/1/2057	CAD	1,860	1,115
	Newfoundland & Labrador Hydro	6.650%	8/27/2031	CAD	1,019	859
	Newfoundland & Labrador Hydro	3.600%	12/1/2045	CAD	1,529	940
	OMERS Finance Trust	1.550%	4/21/2027	CAD	3,097	2,175
[3]	OMERS Finance Trust	3.125%	1/25/2029	EUR	10,500	12,333
	OMERS Finance Trust	2.600%	5/14/2029	CAD	4,195	2,964
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/2037	CAD	915	688
	Ontario Teachers Finance Trust	0.100%	5/19/2028	EUR	6,900	7,517
	Ontario Teachers Finance Trust	4.150%	11/1/2029	CAD	3,500	2,616
	Ontario Teachers Finance Trust	1.850%	5/3/2032	EUR	13,950	15,060
	Ontario Teachers Finance Trust	4.300%	6/2/2034	CAD	3,500	2,625
	Ontario Teachers Finance Trust	0.900%	5/20/2041	EUR	7,770	6,030
	Ottawa Ontario	4.600%	7/14/2042	CAD	969	712
	Ottawa Ontario	3.100%	7/27/2048	CAD	2,205	1,230
	Ottawa Ontario	2.500%	5/11/2051	CAD	2,000	989
	Ottawa Ontario	4.100%	12/6/2052	CAD	1,116	738
	Ottawa Ontario	4.200%	7/30/2053	CAD	3,092	2,070
	Province of Alberta	3.100%	12/14/2026	AUD	952	618
	Province of Alberta	2.550%	6/1/2027	CAD	19,196	13,709
64

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Alberta	3.600%	4/11/2028	AUD	325	210
Province of Alberta	2.900%	12/1/2028	CAD	12,586	9,056
Province of Alberta	1.403%	2/20/2029	SEK	64,000	6,466
Province of Alberta	2.900%	9/20/2029	CAD	11,228	8,024
Province of Alberta	2.050%	6/1/2030	CAD	28,559	19,673
Province of Alberta	1.650%	6/1/2031	CAD	11,609	7,706
Province of Alberta	3.500%	6/1/2031	CAD	2,346	1,710
Province of Alberta	3.150%	6/1/2032	CAD	3,000	2,134
Province of Alberta	3.900%	12/1/2033	CAD	7,873	5,807
Province of Alberta	5.200%	5/15/2034	AUD	7,000	4,651
Province of Alberta	3.950%	6/1/2035	CAD	13,000	9,509
Province of Alberta	4.500%	12/1/2040	CAD	2,550	1,895
Province of Alberta	3.450%	12/1/2043	CAD	9,733	6,214
Province of Alberta	3.300%	12/1/2046	CAD	23,549	14,282
Province of Alberta	3.050%	12/1/2048	CAD	34,946	20,056
Province of Alberta	3.100%	6/1/2050	CAD	32,409	18,578
Province of Alberta	2.950%	6/1/2052	CAD	13,929	7,713
Province of Alberta	4.450%	12/1/2054	CAD	11,300	8,151
Province of British Columbia	2.550%	6/18/2027	CAD	11,826	8,447
Province of British Columbia	2.950%	12/18/2028	CAD	8,858	6,384
Province of British Columbia	5.700%	6/18/2029	CAD	14,276	11,229
Province of British Columbia	5.861%	6/18/2029	CAD	2,450	1,932
Province of British Columbia	2.200%	6/18/2030	CAD	18,390	12,726
Province of British Columbia	1.550%	6/18/2031	CAD	16,315	10,754
Province of British Columbia	6.350%	6/18/2031	CAD	7,654	6,374
Province of British Columbia	3.550%	6/18/2033	CAD	16,900	12,221
Province of British Columbia	5.250%	5/23/2034	AUD	6,000	4,001
Province of British Columbia	4.150%	6/18/2034	CAD	18,000	13,431
Province of British Columbia	3.000%	7/24/2034	EUR	15,000	17,101
Province of British Columbia	4.000%	6/18/2035	CAD	21,850	15,991
Province of British Columbia	4.700%	6/18/2037	CAD	4,251	3,255
Province of British Columbia	3.500%	5/29/2040	EUR	13,000	14,763
Province of British Columbia	4.950%	6/18/2040	CAD	7,127	5,543
Province of British Columbia	4.300%	6/18/2042	CAD	14,237	10,216
Province of British Columbia	3.200%	6/18/2044	CAD	14,120	8,606
Province of British Columbia	2.800%	6/18/2048	CAD	19,003	10,438
Province of British Columbia	4.900%	6/18/2048	CAD	1,529	1,160
Province of British Columbia	2.950%	6/18/2050	CAD	24,853	13,783
Province of British Columbia	2.750%	6/18/2052	CAD	15,981	8,438
Province of British Columbia	4.250%	12/18/2053	CAD	17,492	12,121
Province of British Columbia	4.450%	12/18/2055	CAD	30,000	21,509
Province of Manitoba	2.600%	6/2/2027	CAD	9,616	6,871
Province of Manitoba	3.000%	6/2/2028	CAD	3,027	2,181
Province of Manitoba	2.750%	6/2/2029	CAD	11,371	8,115
Province of Manitoba	3.250%	9/5/2029	CAD	1,157	838
Province of Manitoba	2.050%	6/2/2030	CAD	1,303	896
Province of Manitoba	6.300%	3/5/2031	CAD	486	401
Province of Manitoba	2.050%	6/2/2031	CAD	19	13
Province of Manitoba	3.900%	12/2/2032	CAD	6,500	4,819
Province of Manitoba	4.250%	6/2/2034	CAD	17,790	13,365
Province of Manitoba	4.850%	8/28/2034	AUD	3,500	2,261
Province of Manitoba	3.700%	6/2/2035	CAD	5,500	3,917
Province of Manitoba	5.700%	3/5/2037	CAD	1,529	1,263
Province of Manitoba	4.600%	3/5/2038	CAD	895	674
Province of Manitoba	4.650%	3/5/2040	CAD	40	30
Province of Manitoba	4.400%	3/5/2042	CAD	10,316	7,445
Province of Manitoba	3.350%	3/5/2043	CAD	1,919	1,197
Province of Manitoba	4.050%	9/5/2045	CAD	6,669	4,517
Province of Manitoba	2.850%	9/5/2046	CAD	7,365	4,106
Province of Manitoba	3.400%	9/5/2048	CAD	10,479	6,339
Province of Manitoba	3.200%	3/5/2050	CAD	9,640	5,562
Province of Manitoba	2.050%	9/5/2052	CAD	4,991	2,222
Province of Manitoba	3.150%	9/5/2052	CAD	3,114	1,756
Province of Manitoba	3.800%	9/5/2053	CAD	8,311	5,301
Province of Manitoba	4.400%	9/5/2055	CAD	12,895	9,095
Province of Manitoba	4.600%	9/5/2057	CAD	2,700	1,970
Province of New Brunswick	2.350%	8/14/2027	CAD	4,030	2,867
Province of New Brunswick	3.100%	8/14/2028	CAD	4,211	3,043
Province of New Brunswick	4.250%	8/14/2029	CAD	1,990	1,493
Province of New Brunswick	3.050%	6/3/2030	CAD	6,800	4,885
65

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of New Brunswick	2.550%	8/14/2031	CAD	3,000	2,077
Province of New Brunswick	3.950%	8/14/2032	CAD	7,800	5,811
Province of New Brunswick	4.450%	8/14/2033	CAD	3,800	2,907
Province of New Brunswick	5.500%	1/27/2034	CAD	2,040	1,656
Province of New Brunswick	4.050%	8/14/2034	CAD	14,800	10,956
Province of New Brunswick	3.950%	6/3/2035	CAD	2,380	1,730
Province of New Brunswick	4.650%	9/26/2035	CAD	6,000	4,597
Province of New Brunswick	4.550%	3/26/2037	CAD	3,572	2,684
Province of New Brunswick	4.800%	9/26/2039	CAD	4,334	3,306
Province of New Brunswick	4.800%	6/3/2041	CAD	1,525	1,153
Province of New Brunswick	3.550%	6/3/2043	CAD	4,059	2,601
Province of New Brunswick	3.800%	8/14/2045	CAD	4,542	2,975
Province of New Brunswick	3.100%	8/14/2048	CAD	4,959	2,843
Province of New Brunswick	3.050%	8/14/2050	CAD	5,727	3,213
Province of New Brunswick	5.000%	8/14/2054	CAD	3,000	2,322
Province of Newfoundland & Labrador	1.250%	6/2/2027	CAD	1,600	1,119
Province of Newfoundland & Labrador	6.150%	4/17/2028	CAD	509	393
Province of Newfoundland & Labrador	2.850%	6/2/2028	CAD	7,654	5,490
Province of Newfoundland & Labrador	2.850%	6/2/2029	CAD	5,593	3,999
Province of Newfoundland & Labrador	1.750%	6/2/2030	CAD	5,585	3,782
Province of Newfoundland & Labrador	3.150%	6/2/2030	CAD	2,100	1,512
Province of Newfoundland & Labrador	2.050%	6/2/2031	CAD	6,169	4,172
Province of Newfoundland & Labrador	4.150%	6/2/2033	CAD	2,100	1,571
Province of Newfoundland & Labrador	4.000%	6/2/2035	CAD	4,955	3,597
Province of Newfoundland & Labrador	4.650%	10/17/2040	CAD	2,720	2,012
Province of Newfoundland & Labrador	3.300%	10/17/2046	CAD	5,758	3,412
Province of Newfoundland & Labrador	3.700%	10/17/2048	CAD	5,564	3,471
Province of Newfoundland & Labrador	2.650%	10/17/2050	CAD	5,120	2,606
Province of Newfoundland & Labrador	3.150%	12/2/2052	CAD	2,971	1,655
Province of Newfoundland & Labrador	4.100%	10/17/2054	CAD	10,000	6,591
Province of Newfoundland & Labrador	4.600%	10/17/2055	CAD	3,700	2,648
Province of Nova Scotia	2.100%	6/1/2027	CAD	7,347	5,210
Province of Nova Scotia	1.100%	6/1/2028	CAD	3,813	2,621
Province of Nova Scotia	2.000%	9/1/2030	CAD	6,787	4,644
Province of Nova Scotia	2.400%	12/1/2031	CAD	800	548
Province of Nova Scotia	4.050%	6/1/2033	CAD	1,100	820
Province of Nova Scotia	5.800%	6/1/2033	CAD	1,019	845
Province of Nova Scotia	4.900%	6/1/2035	CAD	2,600	2,032
Province of Nova Scotia	4.500%	6/1/2037	CAD	2,550	1,915
Province of Nova Scotia	4.700%	6/1/2041	CAD	3,750	2,810
Province of Nova Scotia	4.400%	6/1/2042	CAD	5,034	3,632
Province of Nova Scotia	3.450%	6/1/2045	CAD	2,924	1,826
Province of Nova Scotia	3.150%	12/1/2051	CAD	7,675	4,355
Province of Nova Scotia	4.750%	12/1/2054	CAD	7,000	5,214
Province of Nova Scotia	4.600%	12/1/2055	CAD	2,740	1,992
Province of Nova Scotia	3.500%	6/2/2062	CAD	6,796	4,030
Province of Ontario	3.500%	1/27/2027	AUD	505	328
Province of Ontario	1.850%	2/1/2027	CAD	11,477	8,126
Province of Ontario	2.600%	6/2/2027	CAD	38,019	27,174
Province of Ontario	7.600%	6/2/2027	CAD	7,654	5,881
Province of Ontario	1.050%	9/8/2027	CAD	6,545	4,550
Province of Ontario	3.600%	3/8/2028	CAD	14,200	10,372
Province of Ontario	2.900%	6/2/2028	CAD	50,157	36,053
Province of Ontario	3.400%	9/8/2028	CAD	25,000	18,226
Province of Ontario	4.000%	3/8/2029	CAD	15,290	11,371
Province of Ontario	6.500%	3/8/2029	CAD	16,100	12,852
Province of Ontario	2.700%	6/2/2029	CAD	25,816	18,397
Province of Ontario	0.250%	6/28/2029	CHF	4,485	5,535
Province of Ontario	1.550%	11/1/2029	CAD	19,304	13,145
Province of Ontario	2.050%	6/2/2030	CAD	54,486	37,507
Province of Ontario	0.010%	11/25/2030	EUR	8,886	8,962
Province of Ontario	1.350%	12/2/2030	CAD	24,486	16,165
Province of Ontario	2.150%	6/2/2031	CAD	34,588	23,591
Province of Ontario	6.200%	6/2/2031	CAD	6,633	5,489
Province of Ontario	0.250%	6/9/2031	EUR	1,900	1,909
Province of Ontario	2.250%	12/2/2031	CAD	22,745	15,466
Province of Ontario	4.050%	2/2/2032	CAD	22,260	16,698
Province of Ontario	3.750%	6/2/2032	CAD	33,900	24,993
Province of Ontario	4.100%	3/4/2033	CAD	10,500	7,896
Province of Ontario	5.850%	3/8/2033	CAD	13,002	10,784
66

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Ontario	3.650%	6/2/2033	CAD	41,683	30,359
Province of Ontario	3.100%	1/31/2034	EUR	10,000	11,559
Province of Ontario	3.650%	2/3/2034	CAD	23,000	16,648
Province of Ontario	5.350%	5/8/2034	AUD	6,000	4,027
Province of Ontario	4.150%	6/2/2034	CAD	33,520	25,070
Province of Ontario	3.800%	12/2/2034	CAD	33,000	23,964
Province of Ontario	3.600%	6/2/2035	CAD	23,130	16,436
Province of Ontario	5.600%	6/2/2035	CAD	34,002	28,051
Province of Ontario	3.950%	12/2/2035	CAD	16,500	11,962
Province of Ontario	4.700%	6/2/2037	CAD	41,764	32,074
Province of Ontario	4.600%	6/2/2039	CAD	23,082	17,421
Province of Ontario	4.650%	6/2/2041	CAD	43,832	33,015
Province of Ontario	3.500%	6/2/2043	CAD	42,255	27,282
Province of Ontario	3.450%	6/2/2045	CAD	70,460	44,412
Province of Ontario	2.900%	12/2/2046	CAD	48,129	27,515
Province of Ontario	2.800%	6/2/2048	CAD	41,667	23,039
Province of Ontario	2.900%	6/2/2049	CAD	48,028	26,880
Province of Ontario	2.650%	12/2/2050	CAD	48,386	25,457
Province of Ontario	1.900%	12/2/2051	CAD	46,094	20,369
Province of Ontario	2.550%	12/2/2052	CAD	33,070	16,841
Province of Ontario	3.750%	12/2/2053	CAD	45,141	28,997
Province of Ontario	4.100%	10/7/2054	CAD	4,000	2,731
Province of Ontario	4.150%	12/2/2054	CAD	45,590	31,326
Province of Ontario	4.600%	12/2/2055	CAD	52,315	38,823
Province of Ontario	4.450%	12/2/2056	CAD	43,390	31,484
Province of Prince Edward Island	3.100%	6/2/2030	CAD	3,450	2,477
Province of Prince Edward Island	1.850%	7/27/2031	CAD	1,900	1,264
Province of Prince Edward Island	3.650%	6/27/2042	CAD	816	532
Province of Prince Edward Island	2.650%	12/1/2051	CAD	999	508
Province of Prince Edward Island	3.600%	1/17/2053	CAD	1,527	928
Province of Quebec	1.850%	2/13/2027	CAD	3,613	2,559
Province of Quebec	0.875%	5/4/2027	EUR	17,851	20,178
Province of Quebec	2.750%	9/1/2027	CAD	21,524	15,429
Province of Quebec	0.875%	7/5/2028	EUR	21,256	23,598
Province of Quebec	2.750%	9/1/2028	CAD	24,290	17,409
Province of Quebec	2.300%	9/1/2029	CAD	22,817	16,021
Province of Quebec	6.000%	10/1/2029	CAD	7,654	6,117
Province of Quebec	4.750%	1/22/2030	GBP	32,210	43,367
Province of Quebec	1.900%	9/1/2030	CAD	38,000	25,891
Province of Quebec	0.000%	10/29/2030	EUR	16,907	17,101
Province of Quebec	1.500%	9/1/2031	CAD	31,746	20,761
Province of Quebec	6.250%	6/1/2032	CAD	15,006	12,595
Province of Quebec	3.250%	9/1/2032	CAD	28,565	20,403
Province of Quebec	3.900%	11/22/2032	CAD	10,600	7,876
Province of Quebec	3.600%	9/1/2033	CAD	67,800	49,345
Province of Quebec	5.250%	5/2/2034	AUD	7,500	4,993
Province of Quebec	5.250%	6/1/2034	CAD	5,327	4,252
Province of Quebec	4.450%	9/1/2034	CAD	42,540	32,372
Province of Quebec	3.250%	5/22/2035	EUR	20,500	23,700
Province of Quebec	4.000%	9/1/2035	CAD	26,500	19,303
Province of Quebec	5.750%	12/1/2036	CAD	12,981	10,785
Province of Quebec	5.000%	12/1/2038	CAD	16,043	12,539
Province of Quebec	3.350%	7/23/2039	EUR	13,000	14,680
Province of Quebec	5.000%	12/1/2041	CAD	34,086	26,449
Province of Quebec	4.250%	12/1/2043	CAD	35,083	25,085
Province of Quebec	3.500%	12/1/2045	CAD	38,111	23,940
Province of Quebec	3.500%	12/1/2048	CAD	45,430	28,007
Province of Quebec	3.100%	12/1/2051	CAD	52,626	29,772
Province of Quebec	2.850%	12/1/2053	CAD	41,967	22,406
Province of Quebec	4.400%	12/1/2055	CAD	62,200	44,193
Province of Quebec	4.200%	12/1/2057	CAD	33,400	22,926
Province of Saskatchewan	2.650%	6/2/2027	CAD	5,102	3,649
Province of Saskatchewan	5.750%	3/5/2029	CAD	4,836	3,781
Province of Saskatchewan	2.200%	6/2/2030	CAD	1,520	1,054
Province of Saskatchewan	2.150%	6/2/2031	CAD	2,615	1,783
Province of Saskatchewan	6.400%	9/5/2031	CAD	3,441	2,884
Province of Saskatchewan	3.900%	6/2/2033	CAD	5,700	4,228
Province of Saskatchewan	5.800%	9/5/2033	CAD	1,860	1,544
Province of Saskatchewan	3.300%	5/8/2034	EUR	17,266	20,125
Province of Saskatchewan	5.000%	3/5/2037	CAD	179	141
67

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Province of Saskatchewan	3.900%	6/2/2045	CAD	4,984	3,347
	Province of Saskatchewan	2.750%	12/2/2046	CAD	7,448	4,131
	Province of Saskatchewan	3.300%	6/2/2048	CAD	8,635	5,201
	Province of Saskatchewan	3.100%	6/2/2050	CAD	8,853	5,079
	Province of Saskatchewan	2.800%	12/2/2052	CAD	12,645	6,763
	Province of Saskatchewan	3.750%	3/5/2054	CAD	2,686	1,718
	Province of Saskatchewan	4.200%	12/2/2054	CAD	10,100	6,974
	Province of Saskatchewan	2.950%	6/2/2058	CAD	1,428	770
	Province of Saskatchewan	3.800%	6/2/2062	CAD	1,000	641
	PSP Capital Inc.	1.500%	3/15/2028	CAD	3,700	2,574
	PSP Capital Inc.	4.600%	2/6/2029	AUD	18,000	11,960
	PSP Capital Inc.	3.750%	6/15/2029	CAD	10,500	7,740
	PSP Capital Inc.	2.600%	3/1/2032	CAD	3,000	2,072
	PSP Capital Inc.	4.150%	6/1/2033	CAD	18,900	14,181
	PSP Capital Inc.	5.250%	2/27/2035	AUD	10,000	6,657
	PSP Capital Inc.	4.250%	12/1/2055	CAD	3,000	2,088
	Regional Municipality of Peel Ontario	4.250%	12/2/2033	CAD	1,000	734
	Regional Municipality of Peel Ontario	5.100%	6/29/2040	CAD	3,561	2,751
	Regional Municipality of Peel Ontario	2.500%	6/16/2051	CAD	4,547	2,232
	Regional Municipality of York	1.700%	5/27/2030	CAD	1,512	1,031
	Regional Municipality of York	2.150%	6/22/2031	CAD	1,346	913
	Regional Municipality of York	4.000%	5/31/2032	CAD	2,365	1,764
	Regional Municipality of York	3.650%	5/13/2033	CAD	1,581	1,150
	Regional Municipality of York	4.050%	5/1/2034	CAD	5,573	4,105
	Royal Office Finance LP	5.209%	11/12/2037	CAD	4,877	3,771
	South Coast British Columbia Transportation Authority	4.450%	6/9/2044	CAD	2,100	1,484
	South Coast British Columbia Transportation Authority	3.150%	11/16/2048	CAD	4,793	2,726
	South Coast British Columbia Transportation Authority	4.150%	12/12/2053	CAD	1,800	1,194
	TCHC Issuer Trust	5.395%	2/22/2040	CAD	1,060	835
	Toronto Canada	2.400%	6/7/2027	CAD	2,587	1,843
	Toronto Canada	4.000%	12/2/2034	CAD	1,900	1,391
	Toronto Canada	2.950%	4/28/2035	CAD	1,388	929
	Toronto Canada	5.200%	6/1/2040	CAD	3,121	2,447
	Toronto Canada	2.150%	8/25/2040	CAD	2,582	1,421
	Toronto Canada	3.800%	12/13/2042	CAD	3,160	2,044
	Toronto Canada	4.150%	3/10/2044	CAD	2,515	1,711
	Toronto Canada	3.250%	6/24/2046	CAD	2,040	1,205
	Toronto Canada	2.800%	11/22/2049	CAD	2,802	1,418
	Toronto Canada	2.900%	4/29/2051	CAD	2,796	1,503
	Toronto Canada	4.300%	6/1/2052	CAD	10,216	7,011
	Toronto Canada	4.900%	5/15/2054	CAD	2,810	2,112
	Toronto Canada	4.550%	10/29/2054	CAD	800	569
	Toronto Canada	4.500%	3/11/2055	CAD	1,500	1,058
	Winnipeg Canada	4.100%	6/1/2045	CAD	1,160	762
	Winnipeg Canada	4.300%	11/15/2051	CAD	2,121	1,441
						5,548,571
Chile (0.2%)
	Bonos de la Tesoreria de la Republica en pesos	0.000%	5/6/2027	CLP	17,580,000	17,433
	Bonos de la Tesoreria de la Republica en pesos	4.900%	11/1/2027	CLP	4,290,000	4,555
[3]	Bonos de la Tesoreria de la Republica en pesos	5.000%	10/1/2028	CLP	10,500,000	11,139
	Bonos de la Tesoreria de la Republica en pesos	0.000%	4/1/2029	CLP	10,325,000	9,384
[3]	Bonos de la Tesoreria de la Republica en pesos	5.800%	10/1/2029	CLP	6,400,000	6,908
[3]	Bonos de la Tesoreria de la Republica en pesos	4.700%	9/1/2030	CLP	19,450,000	20,052
[3]	Bonos de la Tesoreria de la Republica en pesos	6.000%	4/1/2033	CLP	19,615,000	21,335
[3]	Bonos de la Tesoreria de la Republica en pesos	7.000%	5/1/2034	CLP	3,500,000	4,043
[3]	Bonos de la Tesoreria de la Republica en pesos	5.800%	10/1/2034	CLP	7,500,000	8,067
	Bonos de la Tesoreria de la Republica en pesos	5.000%	3/1/2035	CLP	15,040,000	15,535
[3]	Bonos de la Tesoreria de la Republica en pesos	5.300%	11/1/2037	CLP	6,270,000	6,457
[3]	Bonos de la Tesoreria de la Republica en pesos	6.200%	10/1/2040	CLP	8,685,000	9,711
	Bonos de la Tesoreria de la Republica en pesos	6.000%	1/1/2043	CLP	11,980,000	13,109
	Bonos de la Tesoreria de la Republica en pesos	5.100%	7/15/2050	CLP	11,320,000	11,001
	Bonos de la Tesoreria de la Republica en pesos	6.100%	4/1/2056	CLP	4,075,000	4,498
	Republic of Chile	0.100%	1/26/2027	EUR	7,438	8,304
	Republic of Chile	0.555%	1/21/2029	EUR	5,400	5,806
	Republic of Chile	3.875%	7/9/2031	EUR	9,600	11,401
	Republic of Chile	3.750%	1/14/2032	EUR	11,600	13,702
	Republic of Chile	4.125%	7/5/2034	EUR	4,993	5,972
	Republic of Chile	3.800%	7/1/2035	EUR	10,827	12,555
	Republic of Chile	1.300%	7/26/2036	EUR	4,046	3,685
68

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Republic of Chile	1.250%	1/29/2040	EUR	4,868	4,027
Republic of Chile	1.250%	1/22/2051	EUR	5,937	3,758
					232,437
China (1.2%)
Agricultural Development Bank of China	2.900%	3/8/2028	CNY	150,000	21,677
Agricultural Development Bank of China	3.750%	1/25/2029	CNY	375,200	56,120
Agricultural Development Bank of China	2.220%	4/9/2029	CNY	165,000	23,590
Agricultural Development Bank of China	3.520%	5/24/2031	CNY	20,000	3,061
Agricultural Development Bank of China	3.300%	11/5/2031	CNY	100,000	15,210
Agricultural Development Bank of China	3.060%	6/6/2032	CNY	170,000	25,642
Agricultural Development Bank of China	2.470%	4/2/2034	CNY	80,650	11,807
Agricultural Development Bank of China	2.090%	9/26/2034	CNY	80,000	11,381
China Development Bank	3.430%	1/14/2027	CNY	50,000	7,177
China Development Bank	3.390%	7/10/2027	CNY	100,000	14,447
China Development Bank	3.400%	1/8/2028	CNY	100,000	14,574
China Development Bank	1.470%	2/14/2028	CNY	320,000	44,796
China Development Bank	1.350%	5/12/2028	CNY	250,000	34,817
China Development Bank	2.990%	3/1/2029	CNY	100,000	14,638
China Development Bank	3.450%	9/20/2029	CNY	50,000	7,477
China Development Bank	3.070%	3/10/2030	CNY	25,000	3,706
China Development Bank	2.710%	7/10/2030	CNY	100,000	14,609
China Development Bank	3.700%	10/20/2030	CNY	50,000	7,662
China Development Bank	2.640%	1/8/2031	CNY	102,940	15,067
China Development Bank	3.660%	3/1/2031	CNY	60,000	9,220
China Development Bank	3.410%	6/7/2031	CNY	150,000	22,849
China Development Bank	3.120%	9/13/2031	CNY	120,000	18,060
China Development Bank	2.820%	5/22/2033	CNY	78,050	11,682
China Development Bank	2.260%	7/19/2034	CNY	81,000	11,692
China Development Bank	1.570%	1/3/2035	CNY	90,000	12,303
China Development Bank	1.800%	4/2/2035	CNY	84,000	11,704
China Development Bank	1.650%	6/18/2035	CNY	92,500	12,714
China Development Bank	4.010%	1/9/2037	CNY	74,900	12,632
China Development Bank	3.490%	11/8/2041	CNY	60,000	9,924
China Development Bank	3.030%	7/24/2043	CNY	80,000	12,523
China Government Bond	3.120%	12/5/2026	CNY	100,000	14,370
China Government Bond	1.060%	12/15/2026	CNY	150,000	21,012
China Government Bond	2.040%	2/25/2027	CNY	150,000	21,269
China Government Bond	2.850%	6/4/2027	CNY	130,000	18,717
China Government Bond	2.440%	10/15/2027	CNY	155,000	22,224
China Government Bond	2.640%	1/15/2028	CNY	150,000	21,650
China Government Bond	2.620%	4/15/2028	CNY	172,570	24,965
China Government Bond	3.010%	5/13/2028	CNY	160,000	23,420
China Government Bond	1.420%	8/15/2028	CNY	295,000	41,491
China Government Bond	2.910%	10/14/2028	CNY	100,000	14,687
China Government Bond	2.800%	3/24/2029	CNY	40,000	5,874
China Government Bond	2.050%	4/15/2029	CNY	171,000	24,523
China Government Bond	2.750%	6/15/2029	CNY	40,000	5,876
China Government Bond	1.910%	7/15/2029	CNY	100,000	14,280
China Government Bond	2.620%	9/25/2029	CNY	70,000	10,260
China Government Bond	1.740%	10/15/2029	CNY	154,000	21,856
China Government Bond	2.790%	12/15/2029	CNY	100,000	14,775
China Government Bond	1.430%	1/25/2030	CNY	160,000	22,420
China Government Bond	2.680%	5/21/2030	CNY	60,000	8,857
China Government Bond	3.270%	11/19/2030	CNY	40,000	6,176
China Government Bond	2.280%	3/25/2031	CNY	106,500	15,497
China Government Bond	3.020%	5/27/2031	CNY	115,000	17,446
China Government Bond	2.120%	6/25/2031	CNY	115,000	16,608
China Government Bond	2.890%	11/18/2031	CNY	30,000	4,536
China Government Bond	2.750%	2/17/2032	CNY	75,000	11,236
China Government Bond	1.790%	3/25/2032	CNY	80,000	11,341
China Government Bond	2.760%	5/15/2032	CNY	80,000	12,011
China Government Bond	2.690%	8/15/2032	CNY	120,000	17,969
China Government Bond	2.600%	9/1/2032	CNY	105,000	15,641
China Government Bond	2.800%	11/15/2032	CNY	205,000	30,948
China Government Bond	2.670%	5/25/2033	CNY	78,740	11,819
China Government Bond	2.520%	8/25/2033	CNY	81,000	12,046
China Government Bond	2.670%	11/25/2033	CNY	74,640	11,226
China Government Bond	2.270%	5/25/2034	CNY	146,000	21,359
China Government Bond	2.040%	11/25/2034	CNY	50,000	7,190
69

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
China Government Bond	1.610%	2/15/2035	CNY	83,000	11,506
China Government Bond	1.670%	5/25/2035	CNY	85,700	11,954
China Government Bond	1.830%	8/25/2035	CNY	200,000	28,209
China Government Bond	3.970%	7/23/2048	CNY	129,350	24,035
China Government Bond	4.080%	10/22/2048	CNY	40,000	7,574
China Government Bond	3.860%	7/22/2049	CNY	135,200	24,949
China Government Bond	3.390%	3/16/2050	CNY	158,000	27,302
China Government Bond	3.320%	4/15/2052	CNY	30,000	5,193
China Government Bond	3.120%	10/25/2052	CNY	92,000	15,455
China Government Bond	3.190%	4/15/2053	CNY	29,570	5,027
China Government Bond	1.920%	1/15/2055	CNY	33,550	4,484
China Government Bond	4.240%	11/24/2064	CNY	20,000	4,297
China Government Bond	3.730%	5/25/2070	CNY	30,000	5,951
China Government Bond	3.760%	3/22/2071	CNY	20,000	4,004
China Government Bond	3.400%	7/15/2072	CNY	20,000	3,732
China Government Bond	2.650%	3/25/2074	CNY	24,800	3,884
Export-Import Bank of China	3.260%	2/24/2027	CNY	140,000	20,093
Export-Import Bank of China	1.670%	9/13/2027	CNY	100,000	14,057
Export-Import Bank of China	3.860%	5/20/2029	CNY	50,000	7,540
Export-Import Bank of China	3.230%	3/23/2030	CNY	55,000	8,202
Export-Import Bank of China	3.380%	7/16/2031	CNY	70,000	10,655
Export-Import Bank of China	3.180%	3/11/2032	CNY	130,000	19,708
Export-Import Bank of China	2.850%	7/7/2033	CNY	100,000	14,991
					1,351,138
Croatia (0.1%)
Republic of Croatia	3.000%	3/20/2027	EUR	3,541	4,122
Republic of Croatia	1.125%	6/19/2029	EUR	3,541	3,895
Republic of Croatia	1.500%	6/17/2031	EUR	26,228	28,384
Republic of Croatia	2.875%	4/22/2032	EUR	4,600	5,315
Republic of Croatia	3.375%	3/12/2034	EUR	7,300	8,666
Republic of Croatia	4.000%	6/14/2035	EUR	5,474	6,817
Republic of Croatia	3.250%	2/11/2037	EUR	10,600	12,023
Republic of Croatia	1.750%	3/4/2041	EUR	5,053	4,594
					73,816
Czech Republic (0.4%)
Czech Republic	0.250%	2/10/2027	CZK	251,570	11,428
Czech Republic	2.500%	8/25/2028	CZK	188,810	8,670
Czech Republic	5.500%	12/12/2028	CZK	186,750	9,308
Czech Republic	2.750%	7/23/2029	CZK	1,832,470	83,626
Czech Republic	0.950%	5/15/2030	CZK	811,930	33,748
Czech Republic	5.000%	9/30/2030	CZK	639,980	31,559
Czech Republic	1.200%	3/13/2031	CZK	548,580	22,422
Czech Republic	1.750%	6/23/2032	CZK	340,000	13,841
Czech Republic	4.500%	11/11/2032	CZK	731,740	35,060
Czech Republic	2.000%	10/13/2033	CZK	390,090	15,545
Czech Republic	4.900%	4/14/2034	CZK	813,480	39,779
Czech Republic	4.250%	10/24/2034	CZK	600,000	27,973
Czech Republic	3.500%	5/30/2035	CZK	504,710	22,097
Czech Republic	3.600%	6/3/2036	CZK	42,860	1,860
Czech Republic	4.200%	12/4/2036	CZK	49,580	2,265
Czech Republic	1.950%	7/30/2037	CZK	253,320	9,089
Czech Republic	1.500%	4/24/2040	CZK	159,730	5,010
Czech Republic	4.000%	4/4/2044	CZK	280,000	11,857
Czech Republic	4.850%	11/26/2057	CZK	210,430	9,580
					394,717
Denmark (0.3%)
Kingdom of Denmark	0.500%	11/15/2029	DKK	338,247	49,292
Kingdom of Denmark	0.000%	11/15/2031	DKK	441,612	59,816
Kingdom of Denmark	2.250%	11/15/2033	DKK	188,370	28,896
Kingdom of Denmark	2.250%	11/15/2033	DKK	350,921	53,811
Kingdom of Denmark	2.250%	11/15/2035	DKK	100,000	15,074
Kingdom of Denmark	4.500%	11/15/2039	DKK	381,645	71,114
Kingdom of Denmark	0.250%	11/15/2052	DKK	90,182	7,090
Kommunekredit	2.900%	11/27/2026	AUD	2,131	1,377
Kommunekredit	0.750%	5/18/2027	EUR	13,135	14,829
Kommunekredit	0.000%	11/17/2029	EUR	30,000	31,385
Kommunekredit	2.875%	3/17/2033	EUR	13,000	15,101
70

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kommunekredit	0.010%	5/4/2034	EUR	14,000	12,651
						360,436
Estonia (0.0%)
	Republic of Estonia	4.000%	10/12/2032	EUR	6,532	7,956
Finland (0.6%)
	Finnvera OYJ	2.125%	3/8/2028	EUR	15,300	17,602
	Finnvera OYJ	0.375%	4/9/2029	EUR	5,831	6,282
	Finnvera OYJ	1.125%	5/17/2032	EUR	1,900	1,983
	Kuntarahoitus OYJ	0.625%	11/26/2026	EUR	2,543	2,887
	Kuntarahoitus OYJ	2.875%	1/18/2028	EUR	11,111	12,996
	Kuntarahoitus OYJ	0.000%	4/21/2028	EUR	4,600	5,024
	Kuntarahoitus OYJ	4.375%	10/2/2028	GBP	10,000	13,278
	Kuntarahoitus OYJ	2.500%	8/29/2029	EUR	40,000	46,298
	Kuntarahoitus OYJ	0.250%	2/25/2032	EUR	11,382	11,278
	Kuntarahoitus OYJ	2.625%	6/14/2032	EUR	7,329	8,384
	Kuntarahoitus OYJ	1.250%	2/23/2033	EUR	5,087	5,261
	Kuntarahoitus OYJ	0.050%	9/10/2035	EUR	6,823	5,869
[3]	Republic of Finland	0.500%	9/15/2027	EUR	26,133	29,286
[3]	Republic of Finland	2.875%	4/15/2029	EUR	52,455	61,705
[3]	Republic of Finland	0.500%	9/15/2029	EUR	62,487	67,303
[3]	Republic of Finland	0.000%	9/15/2030	EUR	29,510	30,246
[3]	Republic of Finland	0.125%	9/15/2031	EUR	14,549	14,568
[3]	Republic of Finland	1.500%	9/15/2032	EUR	67,731	72,296
[3]	Republic of Finland	1.125%	4/15/2034	EUR	16,396	16,456
[3]	Republic of Finland	3.000%	9/15/2034	EUR	50,000	58,092
[3]	Republic of Finland	3.000%	9/15/2035	EUR	9,137	10,531
[3]	Republic of Finland	2.750%	4/15/2038	EUR	34,441	37,856
[3]	Republic of Finland	0.250%	9/15/2040	EUR	38,836	28,632
[3]	Republic of Finland	2.625%	7/4/2042	EUR	17,532	18,231
[3]	Republic of Finland	0.500%	4/15/2043	EUR	14,007	9,947
	Republic of Finland	3.200%	4/15/2045	EUR	22,286	24,650
[3]	Republic of Finland	1.375%	4/15/2047	EUR	15,000	11,710
[3]	Republic of Finland	0.125%	4/15/2052	EUR	25,000	12,005
[3]	Republic of Finland	2.950%	4/15/2055	EUR	21,194	21,250
						661,906
France (8.4%)
	Action Logement Services	1.375%	4/13/2032	EUR	7,500	7,769
	Action Logement Services	4.125%	10/3/2038	EUR	12,800	15,033
	Action Logement Services	0.750%	7/19/2041	EUR	13,600	9,727
	Agence Francaise de Developpement EPIC	3.750%	2/15/2027	EUR	1,800	2,113
	Agence Francaise de Developpement EPIC	1.000%	1/31/2028	EUR	2,500	2,796
	Agence Francaise de Developpement EPIC	0.010%	11/25/2028	EUR	11,200	11,958
	Agence Francaise de Developpement EPIC	0.250%	6/29/2029	EUR	19,600	20,702
	Agence Francaise de Developpement EPIC	2.875%	1/21/2030	EUR	7,500	8,670
	Agence Francaise de Developpement EPIC	0.500%	5/25/2030	EUR	5,300	5,508
	Agence Francaise de Developpement EPIC	1.375%	7/5/2032	EUR	20,600	21,220
	Agence Francaise de Developpement EPIC	3.375%	5/25/2033	EUR	11,100	12,812
	Agence Francaise de Developpement EPIC	1.500%	10/31/2034	EUR	10,000	9,793
	Agence Francaise de Developpement EPIC	3.625%	1/20/2035	EUR	26,900	31,176
	Agence Francaise de Developpement EPIC	0.500%	5/31/2035	EUR	5,000	4,374
	Agence Francaise de Developpement EPIC	1.125%	3/2/2037	EUR	18,200	16,017
	Agence France Locale	1.125%	6/20/2028	EUR	4,500	5,014
	Agence France Locale	0.000%	3/20/2031	EUR	6,400	6,318
	Agence France Locale	3.125%	3/20/2034	EUR	14,500	16,396
	Agence France Locale	3.625%	6/20/2038	EUR	5,000	5,628
	Bpifrance SACA	2.125%	11/29/2027	EUR	12,500	14,364
	Bpifrance SACA	0.125%	11/25/2028	EUR	18,300	19,624
	Bpifrance SACA	0.050%	9/26/2029	EUR	5,000	5,215
	Bpifrance SACA	1.875%	5/25/2030	EUR	5,000	5,541
	Bpifrance SACA	2.000%	9/2/2030	EUR	12,000	13,320
	Bpifrance SACA	0.250%	6/4/2031	EUR	19,300	19,211
	Bpifrance SACA	2.875%	1/31/2032	EUR	11,700	13,378
	Bpifrance SACA	3.125%	7/1/2033	EUR	4,300	4,911
	Bpifrance SACA	3.375%	5/25/2034	EUR	27,500	31,648
	Caisse d'Amortissement de la Dette Sociale	2.875%	5/25/2027	EUR	42,000	48,962
	Caisse d'Amortissement de la Dette Sociale	0.000%	2/25/2028	EUR	9,300	10,181
	Caisse d'Amortissement de la Dette Sociale	2.375%	9/24/2028	EUR	13,700	15,794
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/2029	EUR	31,300	33,068
71

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Caisse d'Amortissement de la Dette Sociale	3.125%	3/1/2030	EUR	10,000	11,773
	Caisse d'Amortissement de la Dette Sociale	0.000%	11/25/2030	EUR	50,000	50,356
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/2031	EUR	35,700	35,322
	Caisse d'Amortissement de la Dette Sociale	0.125%	9/15/2031	EUR	17,400	17,133
	Caisse d'Amortissement de la Dette Sociale	3.000%	11/25/2031	EUR	10,000	11,597
	Caisse d'Amortissement de la Dette Sociale	0.450%	1/19/2032	EUR	23,100	22,983
	Caisse d'Amortissement de la Dette Sociale	1.500%	5/25/2032	EUR	22,400	23,602
	Caisse d'Amortissement de la Dette Sociale	2.750%	11/25/2032	EUR	9,500	10,754
	Caisse des Depots et Consignations	3.000%	5/25/2028	EUR	12,500	14,642
	Caisse des Depots et Consignations	3.000%	5/25/2029	EUR	9,200	10,771
	Caisse Francaise de Financement Local SA	0.750%	1/11/2027	EUR	2,000	2,266
	Caisse Francaise de Financement Local SA	0.750%	9/27/2027	EUR	5,000	5,598
	Caisse Francaise de Financement Local SA	0.010%	4/27/2029	EUR	11,600	12,249
	Caisse Francaise de Financement Local SA	1.500%	1/13/2031	EUR	5,000	5,412
	Caisse Francaise de Financement Local SA	2.750%	10/3/2031	EUR	30,000	34,312
	Caisse Francaise de Financement Local SA	1.125%	12/1/2031	EUR	30,000	31,185
	Caisse Francaise de Financement Local SA	0.375%	1/20/2032	EUR	7,900	7,792
	Caisse Francaise de Financement Local SA	1.250%	5/11/2032	EUR	27,400	28,358
	Caisse Francaise de Financement Local SA	3.125%	7/20/2033	EUR	10,000	11,554
	Caisse Francaise de Financement Local SA	3.125%	11/24/2033	EUR	5,000	5,771
	Caisse Francaise de Financement Local SA	1.450%	1/16/2034	EUR	16,800	16,986
	Caisse Francaise de Financement Local SA	3.375%	5/22/2037	EUR	5,800	6,627
	Caisse Francaise de Financement Local SA	1.500%	6/28/2038	EUR	3,400	3,135
[3]	France	0.250%	11/25/2026	EUR	83,694	94,687
[3]	France	0.000%	2/25/2027	EUR	268,188	301,066
[3]	France	1.000%	5/25/2027	EUR	164,689	186,780
[3]	France	2.500%	9/24/2027	EUR	87,308	101,359
[3]	France	2.750%	10/25/2027	EUR	179,885	209,820
[3]	France	0.750%	2/25/2028	EUR	173,278	193,352
[3]	France	0.750%	5/25/2028	EUR	226,349	251,382
[3]	France	2.400%	9/24/2028	EUR	100,000	115,618
[3]	France	0.750%	11/25/2028	EUR	248,509	273,359
[3]	France	2.750%	2/25/2029	EUR	410,552	478,951
[3]	France	5.500%	4/25/2029	EUR	211,812	269,100
[3]	France	0.500%	5/25/2029	EUR	176,702	190,601
[3]	France	0.000%	11/25/2029	EUR	260,770	272,156
[3]	France	2.750%	2/25/2030	EUR	180,054	209,354
[3]	France	2.500%	5/25/2030	EUR	150,946	173,494
[3]	France	0.000%	11/25/2030	EUR	276,798	279,538
[3]	France	2.700%	2/25/2031	EUR	190,000	218,886
[3]	France	1.500%	5/25/2031	EUR	112,885	121,937
[3]	France	0.000%	11/25/2031	EUR	302,173	294,239
[3]	France	0.000%	5/25/2032	EUR	222,980	212,952
[3]	France	5.750%	10/25/2032	EUR	52,358	70,876
[3]	France	2.000%	11/25/2032	EUR	149,763	161,936
[3]	France	3.000%	5/25/2033	EUR	222,262	255,012
[3]	France	3.500%	11/25/2033	EUR	226,070	267,170
[3]	France	1.250%	5/25/2034	EUR	149,386	147,129
[3]	France	3.000%	11/25/2034	EUR	338,438	381,678
[3]	France	4.750%	4/25/2035	EUR	59,460	76,497
[3]	France	3.200%	5/25/2035	EUR	206,000	234,679
[3]	France	3.500%	11/25/2035	EUR	60,000	69,687
[3]	France	1.250%	5/25/2036	EUR	142,099	132,003
[3]	France	1.250%	5/25/2038	EUR	304,220	266,372
[3]	France	4.000%	10/25/2038	EUR	35,596	42,467
[3]	France	1.750%	6/25/2039	EUR	12,004	10,984
[3,7]	France	0.500%	5/25/2040	EUR	131,590	96,332
[3]	France	4.500%	4/25/2041	EUR	94,113	116,993
[3]	France	3.600%	5/25/2042	EUR	180,376	200,085
[3]	France	2.500%	5/25/2043	EUR	103,278	97,539
[3]	France	0.500%	6/25/2044	EUR	123,736	78,420
[3]	France	3.250%	5/25/2045	EUR	52,375	54,377
[3]	France	2.000%	5/25/2048	EUR	109,121	87,367
[3]	France	3.000%	6/25/2049	EUR	54,438	52,375
[3]	France	1.500%	5/25/2050	EUR	130,205	89,237
[3]	France	0.750%	5/25/2052	EUR	105,268	55,291
[3]	France	0.750%	5/25/2053	EUR	123,989	63,166
[3]	France	3.000%	5/25/2054	EUR	121,133	111,144
[3]	France	4.000%	4/25/2055	EUR	58,409	64,655
[3]	France	3.250%	5/25/2055	EUR	139,463	133,542
72

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	France	3.750%	5/25/2056	EUR	50,000	52,314
[3]	France	4.000%	4/25/2060	EUR	38,756	42,009
[3]	France	1.750%	5/25/2066	EUR	81,794	48,366
[3]	France	0.500%	5/25/2072	EUR	54,906	16,447
	Gestion Securite de Stocks Securite SA	3.375%	6/29/2030	EUR	5,000	5,910
	Ile-de-France Mobilites	3.500%	10/4/2039	EUR	4,000	4,420
	Ile-de-France Mobilites	0.950%	5/28/2041	EUR	1,900	1,426
	Ile-de-France Mobilites	3.800%	5/25/2045	EUR	17,000	18,757
	Regie Autonome des Transports Parisiens EPIC	0.875%	5/25/2027	EUR	1,500	1,692
	Regie Autonome des Transports Parisiens EPIC	1.875%	5/25/2032	EUR	5,300	5,643
	Region of Ile de France	0.625%	4/23/2027	EUR	2,500	2,814
	Region of Ile de France	0.000%	4/20/2028	EUR	2,500	2,719
	Region of Ile de France	0.100%	7/2/2030	EUR	5,100	5,202
	Region of Ile de France	2.900%	4/30/2031	EUR	6,000	6,924
	Region of Ile de France	1.375%	6/20/2033	EUR	3,000	3,037
	Region of Ile de France	3.650%	5/25/2035	EUR	8,000	9,382
	SFIL SA	2.875%	1/18/2028	EUR	11,400	13,268
	SFIL SA	0.050%	6/4/2029	EUR	23,300	24,547
	SFIL SA	3.250%	11/25/2030	EUR	5,000	5,868
	SFIL SA	2.875%	1/22/2031	EUR	11,400	13,132
	SNCF Reseau	3.125%	10/25/2028	EUR	3,400	3,980
	SNCF Reseau	5.250%	12/7/2028	GBP	8,708	11,777
	SNCF Reseau	0.875%	1/22/2029	EUR	3,000	3,275
	SNCF Reseau	1.000%	11/9/2031	EUR	7,600	7,783
	SNCF Reseau	5.000%	10/10/2033	EUR	7,891	10,139
	SNCF Reseau	5.250%	1/31/2035	GBP	2,716	3,638
	SNCF Reseau	0.750%	5/25/2036	EUR	10,900	9,364
	SNCF Reseau	1.500%	5/29/2037	EUR	9,100	8,238
	SNCF Reseau	2.250%	12/20/2047	EUR	6,300	5,077
	SNCF Reseau	2.000%	2/5/2048	EUR	2,500	1,892
	SNCF Reseau	5.000%	3/11/2052	GBP	2,574	3,017
	Societe Des Grands Projets EPIC	1.125%	10/22/2028	EUR	5,200	5,777
	Societe Des Grands Projets EPIC	0.000%	11/25/2030	EUR	14,500	14,535
	Societe Des Grands Projets EPIC	1.125%	5/25/2034	EUR	15,200	14,681
	Societe Des Grands Projets EPIC	3.500%	5/25/2043	EUR	5,600	6,016
	Societe Des Grands Projets EPIC	3.375%	5/25/2045	EUR	5,000	5,206
	Societe Des Grands Projets EPIC	0.875%	5/10/2046	EUR	7,000	4,523
	Societe Des Grands Projets EPIC	1.700%	5/25/2050	EUR	8,500	6,049
	Societe Des Grands Projets EPIC	1.000%	11/26/2051	EUR	16,800	9,540
	Societe Des Grands Projets EPIC	3.700%	5/25/2053	EUR	10,300	10,689
	Societe Des Grands Projets EPIC	0.700%	10/15/2060	EUR	5,100	2,032
	Societe Des Grands Projets EPIC	1.000%	2/18/2070	EUR	9,300	3,695
	Societe Nationale SNCF SACA	0.875%	12/28/2026	GBP	6,400	8,111
	Societe Nationale SNCF SACA	5.375%	3/18/2027	GBP	4,134	5,505
	Societe Nationale SNCF SACA	1.500%	2/2/2029	EUR	11,600	12,904
	Societe Nationale SNCF SACA	0.625%	4/17/2030	EUR	6,800	7,144
	Societe Nationale SNCF SACA	0.227%	6/18/2030	CHF	4,000	4,839
	Societe Nationale SNCF SACA	1.000%	5/25/2040	EUR	14,900	11,550
	Societe Nationale SNCF SACA	0.875%	2/28/2051	EUR	5,200	2,738
	UNEDIC ASSEO	0.100%	11/25/2026	EUR	43,800	49,435
	UNEDIC ASSEO	1.250%	10/21/2027	EUR	11,000	12,448
	UNEDIC ASSEO	0.500%	3/20/2029	EUR	12,200	13,188
	UNEDIC ASSEO	0.250%	11/25/2029	EUR	15,300	16,081
	UNEDIC ASSEO	0.000%	11/19/2030	EUR	31,000	31,190
	UNEDIC ASSEO	1.750%	11/25/2032	EUR	7,000	7,424
	UNEDIC ASSEO	1.250%	5/25/2033	EUR	35,000	35,377
	UNEDIC ASSEO	3.375%	11/25/2033	EUR	11,400	13,299
	UNEDIC ASSEO	0.100%	5/25/2034	EUR	25,400	22,467
	UNEDIC ASSEO	0.250%	7/16/2035	EUR	12,400	10,649
	Ville de Paris	1.250%	1/12/2032	EUR	10,000	10,361
	Ville de Paris	3.750%	6/22/2048	EUR	5,000	5,336
						9,408,909
Germany (7.6%)
	Bundesobligation	1.300%	10/15/2027	EUR	75,000	85,421
	Bundesobligation	2.200%	4/13/2028	EUR	314,000	363,893
	Bundesobligation	2.400%	10/19/2028	EUR	120,000	139,822
	Bundesobligation	2.100%	4/12/2029	EUR	200,000	230,682
	Bundesobligation	2.400%	4/18/2030	EUR	116,500	135,461
	Bundesobligation	2.200%	10/10/2030	EUR	200,000	230,260
73

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Bundesschatzanweisungen	1.700%	6/10/2027	EUR	140,000	160,701
	Federal Republic of Germany	0.500%	8/15/2027	EUR	13,872	15,590
	Federal Republic of Germany	0.000%	11/15/2027	EUR	109,252	121,132
	Federal Republic of Germany	0.500%	2/15/2028	EUR	123,946	138,295
	Federal Republic of Germany	0.250%	8/15/2028	EUR	79,586	87,473
	Federal Republic of Germany	0.000%	11/15/2028	EUR	218,122	236,733
	Federal Republic of Germany	2.100%	11/15/2029	EUR	100,000	115,108
	Federal Republic of Germany	2.400%	11/15/2030	EUR	200,000	232,377
	Federal Republic of Germany	0.000%	2/15/2031	EUR	5,458	5,602
	Federal Republic of Germany	0.000%	8/15/2031	EUR	119,486	120,967
	Federal Republic of Germany	0.000%	2/15/2032	EUR	136,674	136,299
	Federal Republic of Germany	1.700%	8/15/2032	EUR	155,812	172,132
	Federal Republic of Germany	2.300%	2/15/2033	EUR	115,429	131,910
	Federal Republic of Germany	2.300%	2/15/2033	EUR	20,000	22,866
	Federal Republic of Germany	2.600%	8/15/2033	EUR	65,933	76,678
	Federal Republic of Germany	2.200%	2/15/2034	EUR	203,889	229,465
	Federal Republic of Germany	2.600%	8/15/2034	EUR	256,126	296,346
	Federal Republic of Germany	2.500%	2/15/2035	EUR	10,500	12,022
	Federal Republic of Germany	0.000%	5/15/2035	EUR	136,581	122,864
	Federal Republic of Germany	2.600%	8/15/2035	EUR	340,000	391,113
	Federal Republic of Germany	0.000%	5/15/2036	EUR	120,943	105,132
	Federal Republic of Germany	4.000%	1/4/2037	EUR	90,040	116,321
	Federal Republic of Germany	1.000%	5/15/2038	EUR	92,398	85,829
	Federal Republic of Germany	4.250%	7/4/2039	EUR	45,000	59,782
	Federal Republic of Germany	4.750%	7/4/2040	EUR	53,000	74,198
	Federal Republic of Germany	2.600%	5/15/2041	EUR	96,556	105,795
	Federal Republic of Germany	3.250%	7/4/2042	EUR	109,147	129,547
	Federal Republic of Germany	2.500%	7/4/2044	EUR	106,968	113,385
	Federal Republic of Germany	2.500%	8/15/2046	EUR	140,573	147,056
	Federal Republic of Germany	1.250%	8/15/2048	EUR	140,421	112,147
	Federal Republic of Germany	0.000%	8/15/2050	EUR	139,190	73,696
[8]	Federal Republic of Germany	0.000%	8/15/2050	EUR	75,000	39,830
	Federal Republic of Germany	0.000%	8/15/2052	EUR	55,000	27,298
	Federal Republic of Germany	1.800%	8/15/2053	EUR	165,855	142,384
	Federal Republic of Germany	2.500%	8/15/2054	EUR	95,000	95,212
	Federal Republic of Germany	2.900%	8/15/2056	EUR	154,000	166,815
[9]	FMS Wertmanagement	0.375%	4/29/2030	EUR	5,600	5,864
	Free & Hanseatic City of Hamburg	0.010%	6/15/2028	EUR	7,500	8,157
	Free & Hanseatic City of Hamburg	2.875%	6/26/2035	EUR	9,108	10,462
	Free & Hanseatic City of Hamburg	1.450%	11/5/2038	EUR	7,686	7,182
	Free & Hanseatic City of Hamburg	0.250%	2/18/2041	EUR	14,000	10,047
	Free State of Bavaria	0.030%	4/3/2028	EUR	22,546	24,675
	Free State of Bavaria	0.150%	4/3/2030	EUR	5,036	5,264
	Free State of Bavaria	0.010%	1/18/2035	EUR	17,718	15,722
	Free State of Saxony	0.010%	10/15/2027	EUR	2,500	2,762
	Free State of Saxony	0.010%	11/5/2029	EUR	11,459	11,997
	Free State of Saxony	0.010%	12/17/2035	EUR	15,751	13,485
	Gemeinsame Deutsche Bundeslaender HB HH MV RP SH	3.000%	9/11/2035	EUR	20,552	23,711
	Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH	0.010%	8/26/2030	EUR	18,449	18,851
	Gemeinsame Deutsche Bundeslaender HB HH RP SL SH	0.625%	2/13/2029	EUR	2,049	2,233
	Hannoversche Beteiligungsgesellschaft Niedersachsen GmbH	0.250%	7/16/2035	EUR	10,000	8,948
	Investitionsbank Berlin	0.250%	2/3/2032	EUR	10,000	9,913
[9]	KFW	2.000%	2/15/2027	AUD	9,300	5,954
[9]	KFW	0.625%	2/22/2027	EUR	19,471	22,046
[9]	KFW	0.000%	3/31/2027	EUR	26,264	29,432
[9]	KFW	0.000%	4/30/2027	EUR	55,297	61,846
[9]	KFW	1.250%	6/30/2027	EUR	31,942	36,343
[9]	KFW	3.750%	7/30/2027	GBP	6,000	7,875
[9]	KFW	2.375%	8/5/2027	EUR	51,366	59,494
[9]	KFW	0.500%	9/15/2027	EUR	17,400	19,479
[9]	KFW	2.750%	10/1/2027	EUR	110,000	128,315
[9]	KFW	0.000%	12/15/2027	EUR	13,876	15,305
[9]	KFW	0.625%	1/7/2028	EUR	20,497	22,886
[9]	KFW	1.375%	2/2/2028	SEK	56,730	5,854
[9]	KFW	2.750%	3/15/2028	EUR	23,204	27,111
[9]	KFW	3.200%	3/15/2028	AUD	14,325	9,237
[9]	KFW	2.375%	4/11/2028	EUR	30,000	34,757
[9]	KFW	0.750%	6/28/2028	EUR	15,810	17,571
[9]	KFW	3.125%	10/10/2028	EUR	68,285	80,751
[9]	KFW	4.875%	10/10/2028	GBP	5,000	6,749
74

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[9]	KFW	3.750%	1/9/2029	GBP	26,856	35,163
[9]	KFW	0.750%	1/15/2029	EUR	14,123	15,535
[9]	KFW	4.200%	2/8/2029	AUD	5,000	3,302
[9]	KFW	2.625%	4/26/2029	EUR	20,000	23,312
[9]	KFW	2.750%	5/15/2030	EUR	52,771	61,847
[9]	KFW	3.125%	6/7/2030	EUR	19,562	23,283
[9]	KFW	0.000%	9/17/2030	EUR	38,887	39,956
[9]	KFW	4.250%	10/1/2030	GBP	15,000	19,957
[9]	KFW	2.500%	10/9/2030	EUR	15,000	17,384
[9]	KFW	0.000%	1/10/2031	EUR	22,546	22,927
[9]	KFW	2.750%	2/20/2031	EUR	45,498	53,179
[9]	KFW	4.650%	2/28/2031	AUD	10,000	6,673
[9]	KFW	0.125%	1/9/2032	EUR	28,014	27,832
[9]	KFW	2.875%	3/31/2032	EUR	46,100	54,051
[9]	KFW	5.750%	6/7/2032	GBP	5,380	7,710
[9]	KFW	2.750%	2/14/2033	EUR	15,000	17,395
[9]	KFW	1.125%	5/9/2033	EUR	4,148	4,276
[9]	KFW	2.875%	6/7/2033	EUR	21,163	24,691
[9]	KFW	0.050%	9/29/2034	EUR	13,002	11,773
[9]	KFW	2.750%	1/17/2035	EUR	18,939	21,687
[9]	KFW	1.375%	7/31/2035	EUR	7,173	7,237
[9]	KFW	0.375%	5/20/2036	EUR	18,000	16,000
[9]	KFW	5.000%	6/9/2036	GBP	3,735	5,080
[9]	KFW	1.250%	7/4/2036	EUR	11,784	11,517
[9]	KFW	1.125%	3/31/2037	EUR	21,007	19,802
[9]	KFW	4.700%	6/2/2037	CAD	1,198	899
[9]	KFW	1.125%	6/15/2037	EUR	5,124	4,812
[9]	KFW	2.600%	6/20/2037	JPY	18,000	131
[9]	KFW	0.875%	7/4/2039	EUR	10,337	8,948
	Land Baden-Wuerttemberg	0.625%	2/9/2027	EUR	5,124	5,795
	Land Baden-Wuerttemberg	0.800%	4/5/2028	EUR	5,124	5,710
	Land Baden-Wuerttemberg	2.125%	7/3/2028	EUR	10,000	11,500
	Land Baden-Wuerttemberg	2.750%	5/16/2029	EUR	6,828	7,975
	Land Baden-Wuerttemberg	2.875%	6/26/2031	EUR	7,400	8,663
	Land Baden-Wuerttemberg	0.010%	7/9/2032	EUR	16,396	15,824
	Land Baden-Wuerttemberg	3.000%	6/27/2033	EUR	10,000	11,696
	Land Berlin	0.625%	2/8/2027	EUR	2,869	3,242
	Land Berlin	0.010%	5/18/2027	EUR	18,140	20,216
	Land Berlin	1.250%	6/1/2028	EUR	9,000	10,116
	Land Berlin	0.010%	10/26/2028	EUR	13,835	14,895
	Land Berlin	0.010%	7/2/2030	EUR	52,085	53,521
	Land Berlin	2.625%	1/24/2031	EUR	15,000	17,348
	Land Berlin	0.750%	4/3/2034	EUR	2,548	2,478
	Land Berlin	0.125%	6/4/2035	EUR	5,124	4,539
	Land Berlin	1.375%	6/5/2037	EUR	2,561	2,448
	Land Berlin	1.375%	8/27/2038	EUR	2,561	2,385
	Land Berlin	0.050%	8/6/2040	EUR	7,686	5,456
	Land Berlin	0.100%	1/18/2041	EUR	23,561	16,557
	Land Berlin	3.000%	3/13/2054	EUR	10,000	10,106
	Land Thueringen	0.500%	3/2/2029	EUR	15,000	16,266
	Land Thueringen	0.250%	3/5/2040	EUR	4,201	3,131
	Landeskreditbank Baden-Wuerttemberg Foerderbank	1.000%	12/15/2026	GBP	20,000	25,461
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	2/25/2027	EUR	7,500	8,439
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.750%	3/16/2032	EUR	12,000	12,251
[9]	Landwirtschaftliche Rentenbank	0.875%	12/15/2026	GBP	10,000	12,715
[9]	Landwirtschaftliche Rentenbank	0.100%	3/8/2027	EUR	5,500	6,175
[9]	Landwirtschaftliche Rentenbank	2.600%	3/23/2027	AUD	2,390	1,539
[9]	Landwirtschaftliche Rentenbank	0.625%	5/18/2027	EUR	16,551	18,654
[9]	Landwirtschaftliche Rentenbank	0.000%	9/22/2027	EUR	5,600	6,204
[9]	Landwirtschaftliche Rentenbank	0.375%	2/14/2028	EUR	5,124	5,672
[9]	Landwirtschaftliche Rentenbank	3.250%	4/12/2028	AUD	7,110	4,586
[9]	Landwirtschaftliche Rentenbank	0.000%	7/19/2028	EUR	5,110	5,554
[9]	Landwirtschaftliche Rentenbank	3.875%	2/9/2029	GBP	10,000	13,124
[9]	Landwirtschaftliche Rentenbank	4.300%	2/14/2029	AUD	9,100	6,019
[9]	Landwirtschaftliche Rentenbank	0.500%	2/28/2029	EUR	48,472	52,673
[9]	Landwirtschaftliche Rentenbank	0.000%	11/27/2029	EUR	16,701	17,496
[9]	Landwirtschaftliche Rentenbank	0.050%	12/18/2029	EUR	6,000	6,291
[9]	Landwirtschaftliche Rentenbank	0.625%	2/20/2030	EUR	1,944	2,081
[9]	Landwirtschaftliche Rentenbank	0.050%	1/31/2031	EUR	14,941	15,154
[9]	Landwirtschaftliche Rentenbank	2.750%	2/16/2032	EUR	18,500	21,491
75

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[9]	Landwirtschaftliche Rentenbank	2.500%	5/11/2032	EUR	4,556	5,282
[9]	Landwirtschaftliche Rentenbank	2.750%	1/17/2033	EUR	20,000	23,106
	NRW Bank	0.625%	2/23/2027	EUR	7,686	8,694
	NRW Bank	0.250%	3/16/2027	EUR	2,895	3,253
	NRW Bank	0.125%	4/12/2027	EUR	8,352	9,352
	NRW Bank	0.500%	9/13/2027	EUR	7,686	8,590
	NRW Bank	0.625%	1/4/2028	EUR	3,587	3,994
	NRW Bank	0.375%	5/16/2029	EUR	3,715	3,992
	NRW Bank	0.125%	2/4/2030	EUR	25,000	26,154
	NRW Bank	0.000%	9/23/2030	EUR	3,500	3,565
	NRW Bank	0.875%	4/12/2034	EUR	4,669	4,584
	NRW Bank	2.875%	7/25/2034	EUR	15,000	17,287
	NRW Bank	3.000%	6/4/2035	EUR	11,418	13,205
	NRW Bank	0.100%	7/9/2035	EUR	8,697	7,612
	NRW Bank	0.500%	6/17/2041	EUR	3,000	2,216
	NRW Bank	1.250%	5/13/2049	EUR	5,124	3,576
	State of Brandenburg	0.010%	6/26/2028	EUR	2,104	2,287
	State of Brandenburg	0.050%	7/1/2031	EUR	12,363	12,381
	State of Brandenburg	1.125%	7/4/2033	EUR	8,000	8,167
	State of Brandenburg	3.000%	7/20/2033	EUR	7,000	8,175
	State of Brandenburg	0.750%	8/8/2036	EUR	5,124	4,635
	State of Brandenburg	1.450%	11/26/2038	EUR	7,225	6,718
	State of Bremen	2.750%	1/30/2032	EUR	25,000	28,957
	State of Bremen	3.000%	3/2/2033	EUR	9,000	10,542
	State of Bremen	1.500%	11/12/2038	EUR	2,526	2,378
	State of Bremen	1.000%	5/27/2039	EUR	6,403	5,535
	State of Bremen	0.500%	5/6/2041	EUR	5,260	3,891
	State of Bremen	0.550%	2/4/2050	EUR	20,198	11,357
	State of Hesse	0.625%	8/2/2028	EUR	5,124	5,649
	State of Hesse	0.010%	3/11/2030	EUR	8,821	9,150
	State of Hesse	0.000%	11/8/2030	EUR	12,810	13,024
	State of Hesse	0.125%	10/10/2031	EUR	7,400	7,370
	State of Hesse	2.875%	7/4/2033	EUR	4,569	5,303
	State of Hesse	1.300%	10/10/2033	EUR	4,099	4,226
	State of Hesse	2.750%	1/10/2034	EUR	18,000	20,615
	State of Hesse	2.625%	8/25/2034	EUR	17,450	19,749
	State of Hesse	3.125%	3/12/2035	EUR	34,270	40,206
	State of Lower Saxony	0.000%	2/11/2027	EUR	6,000	6,738
	State of Lower Saxony	0.010%	11/25/2027	EUR	33,879	37,357
	State of Lower Saxony	0.750%	2/15/2028	EUR	7,686	8,581
	State of Lower Saxony	0.010%	2/19/2029	EUR	10,002	10,680
	State of Lower Saxony	0.375%	5/14/2029	EUR	3,074	3,305
	State of Lower Saxony	0.125%	1/10/2030	EUR	5,124	5,367
	State of Lower Saxony	2.750%	3/25/2030	EUR	54,253	63,354
	State of Lower Saxony	0.010%	8/13/2030	EUR	13,307	13,642
	State of Lower Saxony	0.010%	1/10/2031	EUR	4,669	4,729
	State of Lower Saxony	2.750%	2/17/2031	EUR	6,854	7,974
	State of Lower Saxony	0.050%	3/9/2035	EUR	28,026	24,772
	State of North Rhine-Westphalia Germany	0.500%	2/16/2027	EUR	10,453	11,805
	State of North Rhine-Westphalia Germany	0.200%	3/31/2027	EUR	17,695	19,868
	State of North Rhine-Westphalia Germany	0.950%	3/13/2028	EUR	14,348	16,072
	State of North Rhine-Westphalia Germany	0.000%	1/15/2029	EUR	3,119	3,341
	State of North Rhine-Westphalia Germany	0.200%	4/9/2030	EUR	5,000	5,224
	State of North Rhine-Westphalia Germany	2.750%	1/15/2032	EUR	20,000	23,187
	State of North Rhine-Westphalia Germany	2.375%	5/13/2033	EUR	14,652	16,458
	State of North Rhine-Westphalia Germany	2.900%	6/7/2033	EUR	64,931	75,408
	State of North Rhine-Westphalia Germany	0.000%	10/12/2035	EUR	20,755	17,867
	State of North Rhine-Westphalia Germany	1.250%	5/12/2036	EUR	7,173	6,946
	State of North Rhine-Westphalia Germany	1.650%	2/22/2038	EUR	3,000	2,930
	State of North Rhine-Westphalia Germany	0.500%	11/25/2039	EUR	12,776	10,193
	State of North Rhine-Westphalia Germany	1.500%	6/12/2040	EUR	1,742	1,582
	State of North Rhine-Westphalia Germany	0.600%	6/4/2041	EUR	8,427	6,471
	State of North Rhine-Westphalia Germany	1.450%	2/16/2043	EUR	2,561	2,192
	State of North Rhine-Westphalia Germany	1.000%	10/16/2046	EUR	10,735	7,653
	State of North Rhine-Westphalia Germany	1.650%	5/16/2047	EUR	12,800	10,523
	State of North Rhine-Westphalia Germany	1.550%	6/16/2048	EUR	5,124	4,041
	State of North Rhine-Westphalia Germany	0.800%	7/30/2049	EUR	19,779	12,623
	State of North Rhine-Westphalia Germany	0.375%	9/2/2050	EUR	15,000	8,174
	State of North Rhine-Westphalia Germany	0.200%	1/27/2051	EUR	16,266	8,144
	State of North Rhine-Westphalia Germany	0.500%	1/15/2052	EUR	8,970	4,873
76

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	State of North Rhine-Westphalia Germany	2.900%	1/15/2053	EUR	1,320	1,327
	State of North Rhine-Westphalia Germany	3.000%	3/20/2054	EUR	17,500	17,784
	State of North Rhine-Westphalia Germany	1.750%	10/26/2057	EUR	14,734	10,669
	State of North Rhine-Westphalia Germany	1.750%	7/11/2068	EUR	4,932	3,254
	State of North Rhine-Westphalia Germany	3.400%	3/7/2073	EUR	7,000	7,304
	State of North Rhine-Westphalia Germany	1.950%	9/26/2078	EUR	10,515	7,085
	State of North Rhine-Westphalia Germany	2.150%	3/21/2119	EUR	9,512	6,383
	State of North Rhine-Westphalia Germany	1.375%	1/15/2120	EUR	10,651	4,736
	State of North Rhine-Westphalia Germany	0.950%	1/10/2121	EUR	15,344	5,421
	State of North Rhine-Westphalia Germany	1.450%	1/19/2122	EUR	4,202	1,971
	State of Rhineland-Palatinate	0.375%	1/26/2027	EUR	5,124	5,782
	State of Rhineland-Palatinate	0.700%	1/26/2028	EUR	5,124	5,696
	State of Rhineland-Palatinate	0.750%	2/23/2032	EUR	45,433	46,389
	State of Rhineland-Palatinate	0.375%	3/10/2051	EUR	6,012	3,099
	State of Saxony-Anhalt	0.750%	1/29/2029	EUR	6,000	6,576
	State of Saxony-Anhalt	0.000%	3/10/2031	EUR	7,250	7,292
	State of Saxony-Anhalt	2.950%	6/20/2033	EUR	8,800	10,254
	State of Saxony-Anhalt	3.150%	2/6/2054	EUR	6,000	6,199
	State of Schleswig-Holstein Germany	1.375%	7/14/2027	EUR	15,000	17,126
	State of Schleswig-Holstein Germany	0.625%	8/31/2028	EUR	3,509	3,861
	State of Schleswig-Holstein Germany	0.010%	11/26/2029	EUR	13,669	14,287
	State of Schleswig-Holstein Germany	0.010%	5/22/2030	EUR	1,502	1,549
	State of Schleswig-Holstein Germany	0.050%	7/8/2031	EUR	2,574	2,570
	State of Schleswig-Holstein Germany	3.000%	8/16/2033	EUR	22,500	26,283
	State of Schleswig-Holstein Germany	2.875%	5/30/2034	EUR	15,000	17,308
	State of Schleswig-Holstein Germany	2.875%	8/20/2035	EUR	6,830	7,837
						8,518,615
Greece (0.3%)
[3]	Hellenic Republic	3.875%	6/15/2028	EUR	58,342	70,158
[3]	Hellenic Republic	1.500%	6/18/2030	EUR	9,716	10,716
	Hellenic Republic	3.900%	1/30/2033	EUR	12,178	14,869
[3]	Hellenic Republic	3.375%	6/15/2034	EUR	19,568	22,960
[3]	Hellenic Republic	3.625%	6/15/2035	EUR	86,125	102,174
	Hellenic Republic	4.200%	1/30/2042	EUR	20,375	24,953
[3]	Hellenic Republic	1.875%	1/24/2052	EUR	41,034	31,191
[3]	Hellenic Republic	4.125%	6/15/2054	EUR	36,056	41,596
						318,617
Hong Kong (0.0%)
	Hong Kong Government Bond Programme	3.375%	6/7/2027	EUR	5,000	5,860
	Hong Kong Government Bond Programme	1.250%	6/29/2027	HKD	3,000	379
	Hong Kong Government Bond Programme	1.970%	1/17/2029	HKD	61,150	7,776
	Hong Kong Government Bond Programme	2.130%	7/16/2030	HKD	40,250	5,109
	Hong Kong Government Bond Programme	1.890%	3/2/2032	HKD	3,250	398
	Hong Kong Government Bond Programme	3.750%	6/7/2032	EUR	5,000	6,093
	Hong Kong Government Bond Programme	2.020%	3/7/2034	HKD	94,000	11,362
						36,977
Hungary (0.2%)
	Republic of Hungary	2.750%	12/22/2026	HUF	3,546,820	10,161
	Republic of Hungary	5.000%	2/22/2027	EUR	3,245	3,870
	Republic of Hungary	1.750%	10/10/2027	EUR	2,254	2,570
	Republic of Hungary	3.000%	10/27/2027	HUF	10,167,150	28,423
	Republic of Hungary	4.500%	3/23/2028	HUF	15,525,090	44,257
	Republic of Hungary	0.125%	9/21/2028	EUR	3,522	3,761
	Republic of Hungary	6.750%	10/22/2028	HUF	2,390,670	7,173
	Republic of Hungary	2.000%	5/23/2029	HUF	2,058,080	5,281
	Republic of Hungary	4.000%	7/25/2029	EUR	22,629	26,930
	Republic of Hungary	3.000%	8/21/2030	HUF	11,004,490	28,227
	Republic of Hungary	3.250%	10/22/2031	HUF	484,810	1,223
	Republic of Hungary	1.625%	4/28/2032	EUR	12,262	12,643
	Republic of Hungary	4.750%	11/24/2032	HUF	5,500,000	14,698
	Republic of Hungary	2.250%	4/20/2033	HUF	4,559,780	10,133
	Republic of Hungary	7.000%	10/24/2035	HUF	1,461,110	4,390
	Republic of Hungary	3.000%	10/27/2038	HUF	6,731,000	13,339
	Republic of Hungary	4.875%	3/22/2040	EUR	25,968	30,615
	Republic of Hungary	3.000%	4/25/2041	HUF	3,970,350	7,287
						254,981
77

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Indonesia (1.0%)
Indonesia Treasury Bond	5.125%	4/15/2027	IDR	348,269,000	21,028
Indonesia Treasury Bond	7.000%	5/15/2027	IDR	761,037,000	47,191
Indonesia Treasury Bond	6.125%	5/15/2028	IDR	736,413,000	45,365
Indonesia Treasury Bond	6.375%	8/15/2028	IDR	670,000,000	41,672
Indonesia Treasury Bond	9.000%	3/15/2029	IDR	25,516,000	1,711
Indonesia Treasury Bond	6.875%	4/15/2029	IDR	800,000,000	50,462
Indonesia Treasury Bond	8.250%	5/15/2029	IDR	629,199,000	41,389
Indonesia Treasury Bond	6.500%	7/15/2030	IDR	200,000,000	12,540
Indonesia Treasury Bond	7.000%	9/15/2030	IDR	750,587,000	48,093
Indonesia Treasury Bond	6.500%	2/15/2031	IDR	646,998,000	40,469
Indonesia Treasury Bond	5.875%	3/15/2031	IDR	200,000,000	12,270
Indonesia Treasury Bond	8.750%	5/15/2031	IDR	143,138,000	9,883
Indonesia Treasury Bond	6.375%	4/15/2032	IDR	726,872,000	44,863
Indonesia Treasury Bond	7.500%	8/15/2032	IDR	286,121,000	18,665
Indonesia Treasury Bond	7.000%	2/15/2033	IDR	867,143,000	54,996
Indonesia Treasury Bond	6.625%	5/15/2033	IDR	928,627,000	57,799
Indonesia Treasury Bond	6.625%	2/15/2034	IDR	604,639,000	37,669
Indonesia Treasury Bond	8.375%	3/15/2034	IDR	472,741,000	32,837
Indonesia Treasury Bond	7.500%	6/15/2035	IDR	549,847,000	36,480
Indonesia Treasury Bond	6.750%	7/15/2035	IDR	960,000,000	60,457
Indonesia Treasury Bond	6.500%	4/15/2036	IDR	460,000,000	28,579
Indonesia Treasury Bond	8.250%	5/15/2036	IDR	398,139,000	27,867
Indonesia Treasury Bond	9.750%	5/15/2037	IDR	66,511,000	5,139
Indonesia Treasury Bond	7.500%	5/15/2038	IDR	435,166,000	28,795
Indonesia Treasury Bond	7.125%	6/15/2038	IDR	220,000,000	14,121
Indonesia Treasury Bond	8.375%	4/15/2039	IDR	316,832,000	22,305
Indonesia Treasury Bond	7.500%	4/15/2040	IDR	598,682,000	39,515
Indonesia Treasury Bond	7.125%	8/15/2040	IDR	390,000,000	25,098
Indonesia Treasury Bond	9.500%	5/15/2041	IDR	81,900,000	6,166
Indonesia Treasury Bond	7.125%	6/15/2042	IDR	530,449,000	33,983
Indonesia Treasury Bond	7.125%	6/15/2043	IDR	570,000,000	36,306
Indonesia Treasury Bond	7.125%	8/15/2045	IDR	660,000,000	42,460
Indonesia Treasury Bond	7.375%	5/15/2048	IDR	388,193,000	25,202
Indonesia Treasury Bond	6.875%	8/15/2051	IDR	332,981,000	20,287
Indonesia Treasury Bond	6.875%	7/15/2054	IDR	630,000,000	38,540
Republic of Indonesia	0.900%	2/14/2027	EUR	4,195	4,731
Republic of Indonesia	3.750%	6/14/2028	EUR	9,561	11,310
Republic of Indonesia	3.650%	9/10/2032	EUR	10,000	11,649
Republic of Indonesia	1.100%	3/12/2033	EUR	4,791	4,644
					1,142,536
Ireland (0.4%)
Republic of Ireland	0.200%	5/15/2027	EUR	61,450	68,958
Republic of Ireland	0.900%	5/15/2028	EUR	32,172	36,069
Republic of Ireland	1.100%	5/15/2029	EUR	25,620	28,448
Republic of Ireland	0.200%	10/18/2030	EUR	68,768	71,302
Republic of Ireland	0.000%	10/18/2031	EUR	54,640	54,368
Republic of Ireland	0.350%	10/18/2032	EUR	32,683	32,285
Republic of Ireland	1.300%	5/15/2033	EUR	10,453	10,953
Republic of Ireland	2.600%	10/18/2034	EUR	53,186	60,084
Republic of Ireland	0.400%	5/15/2035	EUR	11,459	10,468
Republic of Ireland	0.550%	4/22/2041	EUR	61,283	47,451
Republic of Ireland	2.000%	2/18/2045	EUR	13,159	12,247
Republic of Ireland	1.500%	5/15/2050	EUR	58,911	46,056
					478,689
Isle of Man (0.0%)
Isle of Man	1.625%	9/14/2051	GBP	4,968	2,937
Israel (0.4%)
Israel Government Bond - Fixed	4.150%	10/31/2035	ILS	40,000	12,463
State of Israel	1.500%	1/18/2027	EUR	31,096	35,283
State of Israel	2.000%	3/31/2027	ILS	82,667	24,763
State of Israel	3.750%	9/30/2027	ILS	40,630	12,463
State of Israel	2.250%	9/28/2028	ILS	116,708	34,379
State of Israel	1.500%	1/16/2029	EUR	8,763	9,673
State of Israel	3.750%	2/28/2029	ILS	161,830	49,701
State of Israel	1.000%	3/31/2030	ILS	150,127	41,064
State of Israel	0.625%	1/18/2032	EUR	8,843	8,605
State of Israel	1.300%	4/30/2032	ILS	166,100	43,746
78

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	State of Israel	4.000%	3/30/2035	ILS	195,969	60,558
	State of Israel	2.375%	1/18/2037	EUR	6,600	6,595
	State of Israel	1.500%	5/31/2037	ILS	93,550	22,102
	State of Israel	5.500%	1/31/2042	ILS	93,676	33,235
	State of Israel	3.750%	3/31/2047	ILS	92,481	26,262
	State of Israel	2.500%	1/16/2049	EUR	1,281	1,078
	State of Israel	2.800%	11/29/2052	ILS	147,160	33,743
						455,713
Italy (6.8%)
	Cassa Depositi e Prestiti SpA	2.000%	4/20/2027	EUR	7,600	8,724
	Cassa Depositi e Prestiti SpA	3.625%	1/13/2030	EUR	5,000	5,950
	Cassa Depositi e Prestiti SpA	1.000%	2/11/2030	EUR	8,600	9,359
	Cassa Depositi e Prestiti SpA	3.875%	7/12/2031	EUR	5,000	6,003
	Cassa Depositi e Prestiti SpA	3.375%	2/11/2032	EUR	2,300	2,689
	Italy Buoni Poliennali Del Tesoro	0.850%	1/15/2027	EUR	69,546	79,095
	Italy Buoni Poliennali Del Tesoro	2.950%	2/15/2027	EUR	90,000	104,854
	Italy Buoni Poliennali Del Tesoro	2.550%	2/25/2027	EUR	200,000	231,848
	Italy Buoni Poliennali Del Tesoro	1.100%	4/1/2027	EUR	101,436	115,418
	Italy Buoni Poliennali Del Tesoro	3.450%	7/15/2027	EUR	89,946	105,949
	Italy Buoni Poliennali Del Tesoro	2.050%	8/1/2027	EUR	65,766	75,793
	Italy Buoni Poliennali Del Tesoro	0.950%	9/15/2027	EUR	53,475	60,395
	Italy Buoni Poliennali Del Tesoro	2.700%	10/15/2027	EUR	70,000	81,514
	Italy Buoni Poliennali Del Tesoro	6.500%	11/1/2027	EUR	45,150	56,467
	Italy Buoni Poliennali Del Tesoro	2.650%	12/1/2027	EUR	126,036	146,757
	Italy Buoni Poliennali Del Tesoro	0.250%	3/15/2028	EUR	125,426	138,309
	Italy Buoni Poliennali Del Tesoro	3.400%	4/1/2028	EUR	175,391	207,826
	Italy Buoni Poliennali Del Tesoro	0.500%	7/15/2028	EUR	53,889	59,364
	Italy Buoni Poliennali Del Tesoro	3.800%	8/1/2028	EUR	88,875	106,631
	Italy Buoni Poliennali Del Tesoro	2.800%	12/1/2028	EUR	34,262	40,130
	Italy Buoni Poliennali Del Tesoro	4.100%	2/1/2029	EUR	180,000	218,740
	Italy Buoni Poliennali Del Tesoro	2.800%	6/15/2029	EUR	221,952	259,506
	Italy Buoni Poliennali Del Tesoro	3.350%	7/1/2029	EUR	237,000	282,014
	Italy Buoni Poliennali Del Tesoro	3.000%	10/1/2029	EUR	152,735	179,535
	Italy Buoni Poliennali Del Tesoro	3.850%	12/15/2029	EUR	50,000	60,675
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	3/1/2030	EUR	52,219	62,724
	Italy Buoni Poliennali Del Tesoro	1.350%	4/1/2030	EUR	69,175	75,970
	Italy Buoni Poliennali Del Tesoro	3.700%	6/15/2030	EUR	68,242	82,468
	Italy Buoni Poliennali Del Tesoro	2.950%	7/1/2030	EUR	135,000	158,051
	Italy Buoni Poliennali Del Tesoro	0.950%	8/1/2030	EUR	65,523	70,123
[3]	Italy Buoni Poliennali Del Tesoro	2.700%	10/1/2030	EUR	70,000	80,887
	Italy Buoni Poliennali Del Tesoro	4.000%	11/15/2030	EUR	60,000	73,528
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	12/1/2030	EUR	83,599	91,914
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	2/15/2031	EUR	95,581	114,466
	Italy Buoni Poliennali Del Tesoro	0.900%	4/1/2031	EUR	113,029	118,626
	Italy Buoni Poliennali Del Tesoro	3.450%	7/15/2031	EUR	198,663	237,182
[3]	Italy Buoni Poliennali Del Tesoro	0.600%	8/1/2031	EUR	28,621	29,272
[3]	Italy Buoni Poliennali Del Tesoro	3.150%	11/15/2031	EUR	150,382	176,340
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	12/1/2031	EUR	70,000	72,413
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	3/1/2032	EUR	53,714	57,759
	Italy Buoni Poliennali Del Tesoro	0.950%	6/1/2032	EUR	84,388	86,236
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	7/15/2032	EUR	80,000	93,967
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	11/15/2032	EUR	141,978	166,395
	Italy Buoni Poliennali Del Tesoro	2.500%	12/1/2032	EUR	60,997	68,315
	Italy Buoni Poliennali Del Tesoro	5.750%	2/1/2033	EUR	100,845	136,923
	Italy Buoni Poliennali Del Tesoro	4.400%	5/1/2033	EUR	38,449	48,371
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/2033	EUR	35,354	39,108
	Italy Buoni Poliennali Del Tesoro	4.350%	11/1/2033	EUR	104,045	130,512
	Italy Buoni Poliennali Del Tesoro	4.200%	3/1/2034	EUR	107,000	132,812
	Italy Buoni Poliennali Del Tesoro	3.850%	7/1/2034	EUR	79,105	95,720
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/2034	EUR	19,080	25,044
	Italy Buoni Poliennali Del Tesoro	3.850%	2/1/2035	EUR	149,190	179,965
[3]	Italy Buoni Poliennali Del Tesoro	3.350%	3/1/2035	EUR	30,219	35,201
[3]	Italy Buoni Poliennali Del Tesoro	3.650%	8/1/2035	EUR	164,013	194,130
	Italy Buoni Poliennali Del Tesoro	3.600%	10/1/2035	EUR	158,000	186,003
[3]	Italy Buoni Poliennali Del Tesoro	1.450%	3/1/2036	EUR	73,981	71,029
[3]	Italy Buoni Poliennali Del Tesoro	2.250%	9/1/2036	EUR	20,000	20,660
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	2/1/2037	EUR	8,594	10,433
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	3/1/2037	EUR	59,952	52,934
[3]	Italy Buoni Poliennali Del Tesoro	4.050%	10/30/2037	EUR	61,623	74,635
79

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	3/1/2038	EUR	184,600	206,025
[3]	Italy Buoni Poliennali Del Tesoro	2.950%	9/1/2038	EUR	11,971	12,898
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/2039	EUR	86,507	114,134
[3]	Italy Buoni Poliennali Del Tesoro	4.150%	10/1/2039	EUR	70,000	84,650
[3]	Italy Buoni Poliennali Del Tesoro	3.100%	3/1/2040	EUR	57,451	61,816
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	9/1/2040	EUR	58,949	77,746
[3]	Italy Buoni Poliennali Del Tesoro	3.850%	10/1/2040	EUR	78,537	91,271
[3]	Italy Buoni Poliennali Del Tesoro	1.800%	3/1/2041	EUR	58,187	51,631
[3]	Italy Buoni Poliennali Del Tesoro	4.450%	9/1/2043	EUR	96,201	118,446
[3]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/2044	EUR	27,724	35,470
[3]	Italy Buoni Poliennali Del Tesoro	1.500%	4/30/2045	EUR	47,279	36,654
[3]	Italy Buoni Poliennali Del Tesoro	4.100%	4/30/2046	EUR	57,742	67,796
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	9/1/2046	EUR	50,172	51,799
[3]	Italy Buoni Poliennali Del Tesoro	2.700%	3/1/2047	EUR	44,750	42,034
[3]	Italy Buoni Poliennali Del Tesoro	3.450%	3/1/2048	EUR	66,690	70,382
[3]	Italy Buoni Poliennali Del Tesoro	3.850%	9/1/2049	EUR	102,843	114,803
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/2050	EUR	79,209	68,128
[3]	Italy Buoni Poliennali Del Tesoro	1.700%	9/1/2051	EUR	60,444	43,433
[3]	Italy Buoni Poliennali Del Tesoro	2.150%	9/1/2052	EUR	15,000	11,859
[3]	Italy Buoni Poliennali Del Tesoro	4.500%	10/1/2053	EUR	25,828	31,160
[3]	Italy Buoni Poliennali Del Tesoro	4.300%	10/1/2054	EUR	97,089	113,257
[3]	Italy Buoni Poliennali Del Tesoro	4.650%	10/1/2055	EUR	84,705	103,823
[3]	Italy Buoni Poliennali Del Tesoro	2.800%	3/1/2067	EUR	43,717	36,640
	Republic of Italy	6.000%	8/4/2028	GBP	6,098	8,314
						7,647,830
Japan (10.7%)
	Aichi Prefecture	0.050%	9/20/2029	JPY	100,000	620
	Aichi Prefecture	0.150%	9/20/2030	JPY	100,000	613
	Aichi Prefecture	0.772%	9/20/2033	JPY	300,000	1,828
	City of Yokohama Japan	0.150%	6/12/2030	JPY	1,000,000	6,133
	Development Bank of Japan Inc.	0.810%	3/19/2059	JPY	200,000	626
	Fukuoka Prefecture	0.432%	6/18/2049	JPY	350,000	1,279
	Hyogo Prefecture	1.020%	7/13/2029	JPY	850,000	5,475
	Hyogo Prefecture	1.400%	9/8/2034	JPY	200,000	1,264
	Japan	0.500%	11/1/2026	JPY	5,000,000	32,362
	Japan	0.600%	12/1/2026	JPY	5,000,000	32,388
	Japan	0.005%	12/20/2026	JPY	9,699,800	62,401
	Japan	0.100%	12/20/2026	JPY	8,358,350	53,811
	Japan	2.100%	12/20/2026	JPY	2,562,050	16,871
	Japan	0.600%	1/1/2027	JPY	13,000,000	84,177
	Japan	0.700%	2/1/2027	JPY	8,000,000	51,848
	Japan	0.800%	3/1/2027	JPY	7,700,000	49,954
	Japan	0.005%	3/20/2027	JPY	8,990,650	57,703
	Japan	0.100%	3/20/2027	JPY	8,316,950	53,450
	Japan	0.100%	3/20/2027	JPY	5,331,150	34,261
	Japan	2.000%	3/20/2027	JPY	512,400	3,378
	Japan	2.100%	3/20/2027	JPY	179,300	1,184
	Japan	0.900%	4/1/2027	JPY	11,000,000	71,448
	Japan	0.700%	5/1/2027	JPY	10,000,000	64,735
	Japan	0.800%	6/1/2027	JPY	10,000,000	64,809
	Japan	0.005%	6/20/2027	JPY	8,482,000	54,283
	Japan	0.100%	6/20/2027	JPY	5,347,850	34,270
	Japan	2.100%	6/20/2027	JPY	1,000,000	6,618
	Japan	2.300%	6/20/2027	JPY	1,010,200	6,706
	Japan	0.700%	7/1/2027	JPY	10,000,000	64,686
	Japan	0.900%	8/1/2027	JPY	10,000,000	64,903
	Japan	0.900%	9/1/2027	JPY	15,000,000	97,314
	Japan	0.100%	9/20/2027	JPY	7,584,000	48,467
	Japan	0.100%	9/20/2027	JPY	6,850,000	43,777
	Japan	2.200%	9/20/2027	JPY	1,007,650	6,696
	Japan	1.000%	10/1/2027	JPY	12,000,000	77,984
	Japan	0.100%	12/20/2027	JPY	5,264,400	33,573
	Japan	0.200%	12/20/2027	JPY	5,000,000	31,955
	Japan	2.100%	12/20/2027	JPY	2,988,300	19,867
	Japan	0.100%	3/20/2028	JPY	6,412,050	40,788
	Japan	0.100%	3/20/2028	JPY	7,418,550	47,191
	Japan	0.200%	3/20/2028	JPY	5,600,000	35,707
	Japan	2.200%	3/20/2028	JPY	3,824,050	25,539
	Japan	2.400%	3/20/2028	JPY	2,997,600	20,110
80

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	0.100%	6/20/2028	JPY	5,095,250	32,316
Japan	0.100%	6/20/2028	JPY	2,226,400	14,121
Japan	0.200%	6/20/2028	JPY	4,117,200	26,190
Japan	0.300%	6/20/2028	JPY	1,200,000	7,653
Japan	2.300%	6/20/2028	JPY	760,000	5,101
Japan	2.400%	6/20/2028	JPY	1,282,800	8,631
Japan	0.100%	9/20/2028	JPY	6,030,450	38,142
Japan	0.300%	9/20/2028	JPY	3,000,000	19,092
Japan	0.400%	9/20/2028	JPY	4,500,000	28,720
Japan	2.100%	9/20/2028	JPY	3,139,100	21,006
Japan	2.200%	9/20/2028	JPY	614,850	4,125
Japan	0.100%	12/20/2028	JPY	2,828,750	17,841
Japan	0.200%	12/20/2028	JPY	10,500,000	66,432
Japan	0.300%	12/20/2028	JPY	3,000,000	19,026
Japan	0.300%	12/20/2028	JPY	3,000,000	19,038
Japan	0.400%	12/20/2028	JPY	2,500,000	15,912
Japan	1.900%	12/20/2028	JPY	3,709,800	24,715
Japan	2.100%	12/20/2028	JPY	307,400	2,060
Japan	0.100%	3/20/2029	JPY	8,564,400	53,832
Japan	0.400%	3/20/2029	JPY	6,000,000	38,097
Japan	0.500%	3/20/2029	JPY	5,000,000	31,851
Japan	0.600%	3/20/2029	JPY	10,000,000	63,887
Japan	1.900%	3/20/2029	JPY	2,126,500	14,179
Japan	2.100%	3/20/2029	JPY	2,312,500	15,520
Japan	0.100%	6/20/2029	JPY	5,856,400	36,663
Japan	0.400%	6/20/2029	JPY	6,500,000	41,150
Japan	0.500%	6/20/2029	JPY	2,000,000	12,699
Japan	0.500%	6/20/2029	JPY	4,000,000	25,417
Japan	0.600%	6/20/2029	JPY	10,000,000	63,771
Japan	2.100%	6/20/2029	JPY	2,833,600	19,043
Japan	0.100%	9/20/2029	JPY	5,603,400	34,970
Japan	0.600%	9/20/2029	JPY	6,000,000	38,147
Japan	0.700%	9/20/2029	JPY	20,000,000	127,742
Japan	2.100%	9/20/2029	JPY	3,705,350	24,928
Japan	2.800%	9/20/2029	JPY	1,383,450	9,548
Japan	0.100%	12/20/2029	JPY	5,851,550	36,375
Japan	0.900%	12/20/2029	JPY	8,650,000	55,580
Japan	1.000%	12/20/2029	JPY	5,650,000	36,447
Japan	1.100%	12/20/2029	JPY	5,000,000	32,387
Japan	2.100%	12/20/2029	JPY	3,843,100	25,890
Japan	2.200%	12/20/2029	JPY	2,941,200	19,889
Japan	1.000%	3/20/2030	JPY	24,000,000	154,607
Japan	2.100%	3/20/2030	JPY	6,340,950	42,760
Japan	2.200%	3/20/2030	JPY	3,228,150	21,856
Japan	2.300%	5/20/2030	JPY	87,100	593
Japan	0.100%	6/20/2030	JPY	5,053,050	31,181
Japan	1.000%	6/20/2030	JPY	20,000,000	128,622
Japan	1.000%	6/20/2030	JPY	1,000,000	6,431
Japan	1.100%	6/20/2030	JPY	15,000,000	96,886
Japan	1.600%	6/20/2030	JPY	292,050	1,929
Japan	1.800%	6/20/2030	JPY	20,450	136
Japan	2.000%	6/20/2030	JPY	2,562,050	17,223
Japan	0.100%	9/20/2030	JPY	4,906,850	30,163
Japan	1.300%	9/20/2030	JPY	10,000,000	65,094
Japan	1.800%	9/20/2030	JPY	717,350	4,782
Japan	1.900%	9/20/2030	JPY	2,239,250	14,991
Japan	0.100%	12/20/2030	JPY	3,308,400	20,263
Japan	2.000%	12/20/2030	JPY	2,837,200	19,106
Japan	2.100%	12/20/2030	JPY	5,436,400	36,789
Japan	0.100%	3/20/2031	JPY	4,480,300	27,327
Japan	1.900%	3/20/2031	JPY	3,074,450	20,611
Japan	2.000%	3/20/2031	JPY	6,241,250	42,056
Japan	2.200%	3/20/2031	JPY	4,556,200	31,025
Japan	1.800%	6/20/2031	JPY	3,185,250	21,249
Japan	1.900%	6/20/2031	JPY	5,348,850	35,875
Japan	0.100%	9/20/2031	JPY	1,677,250	10,145
Japan	1.700%	9/20/2031	JPY	7,040,350	46,707
Japan	1.800%	9/20/2031	JPY	6,581,550	43,903
Japan	0.100%	12/20/2031	JPY	2,544,700	15,325
Japan	1.700%	12/20/2031	JPY	4,833,200	32,052
81

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	1.800%	12/20/2031	JPY	8,444,650	56,329
Japan	0.200%	3/20/2032	JPY	1,000,000	6,036
Japan	1.600%	3/20/2032	JPY	3,586,150	23,630
Japan	1.700%	3/20/2032	JPY	2,639,700	17,500
Japan	1.800%	3/20/2032	JPY	5,379,000	35,865
Japan	1.500%	6/20/2032	JPY	2,228,150	14,576
Japan	1.600%	6/20/2032	JPY	3,792,600	24,968
Japan	1.700%	6/20/2032	JPY	3,000,000	19,875
Japan	0.200%	9/20/2032	JPY	3,500,000	20,948
Japan	1.700%	9/20/2032	JPY	8,517,100	56,363
Japan	1.800%	11/22/2032	JPY	800,000	5,325
Japan	0.500%	12/20/2032	JPY	3,500,000	21,304
Japan	1.700%	12/20/2032	JPY	6,254,400	41,365
Japan	1.800%	12/20/2032	JPY	4,074,450	27,124
Japan	0.500%	3/20/2033	JPY	3,007,450	18,228
Japan	1.100%	3/20/2033	JPY	800,000	5,068
Japan	1.500%	3/20/2033	JPY	6,311,250	41,138
Japan	1.600%	3/20/2033	JPY	5,101,150	33,475
Japan	0.400%	6/20/2033	JPY	12,355,600	74,069
Japan	1.700%	6/20/2033	JPY	1,294,250	8,541
Japan	1.700%	6/20/2033	JPY	4,138,450	27,309
Japan	0.800%	9/20/2033	JPY	14,960,050	92,261
Japan	1.700%	9/20/2033	JPY	7,838,600	51,672
Japan	0.600%	12/20/2033	JPY	19,050,000	115,111
Japan	0.700%	12/20/2033	JPY	2,000,000	12,141
Japan	1.600%	12/20/2033	JPY	7,503,300	49,043
Japan	2.000%	12/20/2033	JPY	256,200	1,725
Japan	0.800%	3/20/2034	JPY	20,000,000	122,433
Japan	1.000%	3/20/2034	JPY	3,000,000	18,663
Japan	1.500%	3/20/2034	JPY	5,500,000	35,615
Japan	2.400%	3/20/2034	JPY	1,895,900	13,140
Japan	1.100%	6/20/2034	JPY	25,276,250	158,106
Japan	1.500%	6/20/2034	JPY	8,276,150	53,488
Japan	2.500%	6/20/2034	JPY	1,031,450	7,205
Japan	0.900%	9/20/2034	JPY	29,000,000	177,681
Japan	1.400%	9/20/2034	JPY	11,128,950	71,220
Japan	2.500%	9/20/2034	JPY	1,004,950	7,017
Japan	1.200%	12/20/2034	JPY	9,566,650	60,009
Japan	1.200%	12/20/2034	JPY	27,600,000	173,117
Japan	2.400%	12/20/2034	JPY	1,178,550	8,164
Japan	1.200%	3/20/2035	JPY	10,380,300	64,921
Japan	1.400%	3/20/2035	JPY	23,173,000	147,632
Japan	2.300%	3/20/2035	JPY	1,281,000	8,802
Japan	1.300%	6/20/2035	JPY	7,640,850	48,078
Japan	1.500%	6/20/2035	JPY	26,000,000	166,648
Japan	2.300%	6/20/2035	JPY	1,834,450	12,593
Japan	1.200%	9/20/2035	JPY	9,898,000	61,537
Japan	1.700%	9/20/2035	JPY	10,000,000	65,084
Japan	2.500%	9/20/2035	JPY	512,400	3,576
Japan	1.000%	12/20/2035	JPY	9,160,050	55,661
Japan	2.300%	12/20/2035	JPY	1,286,150	8,817
Japan	0.400%	3/20/2036	JPY	7,584,800	43,105
Japan	2.500%	3/20/2036	JPY	1,131,400	7,884
Japan	0.200%	6/20/2036	JPY	7,397,900	40,877
Japan	2.500%	6/20/2036	JPY	2,242,950	15,619
Japan	0.500%	9/20/2036	JPY	13,247,850	75,222
Japan	2.500%	9/20/2036	JPY	307,400	2,137
Japan	0.600%	12/20/2036	JPY	11,445,400	65,346
Japan	2.300%	12/20/2036	JPY	414,050	2,822
Japan	0.700%	3/20/2037	JPY	10,055,500	57,737
Japan	2.400%	3/20/2037	JPY	1,851,850	12,720
Japan	0.600%	6/20/2037	JPY	9,009,250	50,850
Japan	0.600%	9/20/2037	JPY	11,083,150	62,171
Japan	2.500%	9/20/2037	JPY	1,688,650	11,672
Japan	0.600%	12/20/2037	JPY	9,556,950	53,273
Japan	0.500%	3/20/2038	JPY	10,475,050	57,275
Japan	2.500%	3/20/2038	JPY	3,134,700	21,594
Japan	0.500%	6/20/2038	JPY	12,818,600	69,602
Japan	0.700%	9/20/2038	JPY	11,771,800	65,197
Japan	2.400%	9/20/2038	JPY	3,072,400	20,829
82

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Japan	0.500%	12/20/2038	JPY	11,990,450	64,199
	Japan	0.400%	3/20/2039	JPY	11,165,900	58,515
	Japan	2.300%	3/20/2039	JPY	5,549,950	37,011
	Japan	0.300%	6/20/2039	JPY	11,702,400	59,996
	Japan	0.300%	9/20/2039	JPY	11,042,900	56,160
	Japan	2.200%	9/20/2039	JPY	5,874,850	38,499
	Japan	0.300%	12/20/2039	JPY	12,787,400	64,513
	Japan	0.400%	3/20/2040	JPY	14,128,200	71,865
	Japan	2.300%	3/20/2040	JPY	6,626,850	43,744
	Japan	0.400%	6/20/2040	JPY	15,934,450	80,423
	Japan	0.400%	9/20/2040	JPY	15,926,800	79,747
	Japan	2.000%	9/20/2040	JPY	9,206,700	58,163
	Japan	0.500%	12/20/2040	JPY	15,647,250	79,046
	Japan	0.500%	3/20/2041	JPY	12,465,650	62,539
	Japan	2.200%	3/20/2041	JPY	8,298,700	53,399
	Japan	0.400%	6/20/2041	JPY	14,576,750	71,332
	Japan	0.500%	9/20/2041	JPY	15,702,750	77,544
	Japan	2.000%	9/20/2041	JPY	9,808,600	61,082
	Japan	0.500%	12/20/2041	JPY	16,086,400	78,974
	Japan	0.800%	3/20/2042	JPY	15,233,450	78,269
	Japan	2.000%	3/20/2042	JPY	9,954,450	61,573
	Japan	0.900%	6/20/2042	JPY	14,214,000	73,841
	Japan	1.100%	9/20/2042	JPY	12,040,000	64,360
	Japan	1.900%	9/20/2042	JPY	12,501,050	75,719
	Japan	1.400%	12/20/2042	JPY	10,962,600	61,228
	Japan	1.100%	3/20/2043	JPY	11,770,000	62,034
	Japan	1.800%	3/20/2043	JPY	9,454,750	55,958
	Japan	1.100%	6/20/2043	JPY	12,718,150	66,824
	Japan	1.900%	6/20/2043	JPY	6,897,750	41,418
	Japan	1.500%	9/20/2043	JPY	12,446,350	69,654
	Japan	1.800%	9/20/2043	JPY	5,721,800	33,591
	Japan	1.300%	12/20/2043	JPY	12,000,000	64,585
	Japan	1.700%	12/20/2043	JPY	5,589,800	32,170
	Japan	1.600%	3/20/2044	JPY	11,500,000	64,804
	Japan	1.700%	3/20/2044	JPY	5,946,700	34,074
	Japan	1.700%	6/20/2044	JPY	4,962,200	28,260
	Japan	1.900%	6/20/2044	JPY	11,583,450	68,285
	Japan	1.700%	9/20/2044	JPY	5,165,800	29,321
	Japan	1.800%	9/20/2044	JPY	11,500,000	66,358
	Japan	1.500%	12/20/2044	JPY	2,986,800	16,322
	Japan	2.000%	12/20/2044	JPY	11,000,000	65,479
	Japan	1.500%	3/20/2045	JPY	6,954,900	37,793
	Japan	2.400%	3/20/2045	JPY	11,500,000	72,724
	Japan	1.600%	6/20/2045	JPY	3,205,100	17,637
	Japan	2.500%	6/20/2045	JPY	10,500,000	67,284
	Japan	1.400%	9/20/2045	JPY	3,165,500	16,727
	Japan	2.700%	9/20/2045	JPY	2,000,000	13,167
	Japan	1.400%	12/20/2045	JPY	4,272,150	22,457
	Japan	0.800%	3/20/2046	JPY	6,612,650	30,555
	Japan	0.300%	6/20/2046	JPY	5,982,000	24,388
	Japan	0.500%	9/20/2046	JPY	6,827,950	28,992
[6]	Japan	0.600%	12/20/2046	JPY	5,607,150	24,205
[6]	Japan	0.800%	3/20/2047	JPY	5,638,400	25,357
[6]	Japan	0.800%	6/20/2047	JPY	5,115,400	22,825
[6]	Japan	0.800%	9/20/2047	JPY	6,227,600	27,597
[6]	Japan	0.800%	12/20/2047	JPY	6,082,550	26,788
[6]	Japan	0.800%	3/20/2048	JPY	3,814,200	16,672
[6]	Japan	2.400%	3/20/2048	JPY	1,209,950	7,365
[6]	Japan	0.700%	6/20/2048	JPY	7,192,400	30,408
[6]	Japan	0.900%	9/20/2048	JPY	4,363,500	19,262
[6]	Japan	0.700%	12/20/2048	JPY	6,466,600	26,932
[6]	Japan	0.500%	3/20/2049	JPY	5,526,050	21,612
[6]	Japan	2.200%	3/20/2049	JPY	2,632,650	15,267
[6]	Japan	0.400%	6/20/2049	JPY	5,198,550	19,569
[6]	Japan	0.400%	9/20/2049	JPY	3,998,950	14,930
[6]	Japan	0.400%	12/20/2049	JPY	8,040,250	29,745
[6]	Japan	0.400%	3/20/2050	JPY	8,362,550	30,592
[6]	Japan	2.200%	3/20/2050	JPY	1,597,800	9,100
[6]	Japan	0.600%	6/20/2050	JPY	10,158,350	39,036
[6]	Japan	0.600%	9/20/2050	JPY	10,531,000	40,041
83

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[6]	Japan	0.700%	12/20/2050	JPY	11,375,450	44,090
[6]	Japan	0.700%	3/20/2051	JPY	10,903,400	41,864
[6]	Japan	2.200%	3/20/2051	JPY	4,574,950	25,387
[6]	Japan	0.700%	6/20/2051	JPY	9,096,800	34,674
[6]	Japan	0.700%	9/20/2051	JPY	10,410,300	39,377
[6]	Japan	0.700%	12/20/2051	JPY	11,380,100	42,765
[6]	Japan	1.000%	3/20/2052	JPY	9,784,000	39,934
[6]	Japan	2.000%	3/20/2052	JPY	6,967,350	36,535
[6]	Japan	1.300%	6/20/2052	JPY	9,613,400	42,436
[6]	Japan	1.400%	9/20/2052	JPY	9,755,000	44,037
[6]	Japan	1.600%	12/20/2052	JPY	8,884,550	42,088
[6]	Japan	1.400%	3/20/2053	JPY	10,692,950	47,798
[6]	Japan	1.900%	3/20/2053	JPY	3,782,450	19,242
[6]	Japan	1.200%	6/20/2053	JPY	11,337,000	47,892
[6]	Japan	1.800%	9/20/2053	JPY	10,501,000	51,842
[6]	Japan	1.600%	12/20/2053	JPY	10,200,000	47,762
[6]	Japan	1.700%	3/20/2054	JPY	3,676,550	17,750
[6]	Japan	1.800%	3/20/2054	JPY	11,690,000	57,450
[6]	Japan	2.200%	6/20/2054	JPY	10,912,350	58,891
[6]	Japan	2.100%	9/20/2054	JPY	10,000,000	52,653
[6]	Japan	2.300%	12/20/2054	JPY	10,500,000	57,832
[6]	Japan	1.400%	3/20/2055	JPY	4,276,950	18,828
[6]	Japan	2.400%	3/20/2055	JPY	9,900,000	55,823
	Japan	2.800%	6/20/2055	JPY	8,600,000	52,818
	Japan	3.200%	9/20/2055	JPY	2,500,000	16,597
	Japan	0.400%	3/20/2056	JPY	9,966,050	31,182
	Japan	0.900%	3/20/2057	JPY	9,075,400	33,671
	Japan	0.800%	3/20/2058	JPY	8,618,300	30,372
	Japan	0.500%	3/20/2059	JPY	9,807,450	29,995
	Japan	0.500%	3/20/2060	JPY	14,834,450	44,509
	Japan	0.700%	3/20/2061	JPY	14,287,800	45,471
	Japan	1.000%	3/20/2062	JPY	13,732,700	47,779
	Japan	1.300%	3/20/2063	JPY	13,679,000	51,414
	Japan	2.200%	3/20/2064	JPY	15,065,200	74,762
	Japan	3.100%	3/20/2065	JPY	6,000,000	37,223
	Japan Bank for International Cooperation	2.625%	10/17/2030	EUR	7,422	8,543
	Japan Finance Organization for Municipalities	0.140%	4/16/2027	JPY	128,000	821
	Japan Finance Organization for Municipalities	0.110%	5/21/2027	JPY	768,600	4,923
	Japan Finance Organization for Municipalities	0.130%	6/14/2027	JPY	600,000	3,841
	Japan Finance Organization for Municipalities	2.320%	6/18/2027	JPY	300,000	1,986
	Japan Finance Organization for Municipalities	0.160%	7/16/2027	JPY	542,400	3,471
	Japan Finance Organization for Municipalities	0.090%	9/17/2027	JPY	100,000	638
	Japan Finance Organization for Municipalities	0.170%	10/15/2027	JPY	512,400	3,271
	Japan Finance Organization for Municipalities	0.160%	11/15/2027	JPY	1,024,800	6,535
	Japan Finance Organization for Municipalities	0.155%	12/17/2027	JPY	400,000	2,549
	Japan Finance Organization for Municipalities	0.185%	1/21/2028	JPY	1,024,800	6,526
	Japan Finance Organization for Municipalities	0.195%	2/15/2028	JPY	22,500	143
	Japan Finance Organization for Municipalities	2.290%	4/25/2028	JPY	290,000	1,929
	Japan Finance Organization for Municipalities	0.494%	7/28/2028	JPY	1,000,000	6,389
	Japan Finance Organization for Municipalities	0.450%	9/27/2028	JPY	1,000,000	6,372
	Japan Finance Organization for Municipalities	2.290%	4/27/2029	JPY	30,000	201
	Japan Finance Organization for Municipalities	2.266%	8/28/2029	JPY	100,000	670
	Japan Finance Organization for Municipalities	2.220%	1/28/2030	JPY	1,150,000	7,710
	Japan Finance Organization for Municipalities	0.160%	8/28/2030	JPY	1,000,000	6,114
	Japan Finance Organization for Municipalities	0.145%	9/27/2030	JPY	200,000	1,220
	Japan Finance Organization for Municipalities	0.145%	11/28/2030	JPY	1,200,000	7,306
	Japan Finance Organization for Municipalities	0.224%	3/28/2031	JPY	900,000	5,473
	Japan Finance Organization for Municipalities	0.160%	5/28/2031	JPY	700,000	4,220
	Japan Finance Organization for Municipalities	2.030%	6/27/2031	JPY	90,000	601
	Japan Finance Organization for Municipalities	0.681%	6/28/2033	JPY	100,000	602
	Japan Finance Organization for Municipalities	0.788%	8/26/2033	JPY	200,000	1,216
	Japan Finance Organization for Municipalities	2.950%	3/24/2034	JPY	150,000	1,065
	Japan Highway Public Corp.	2.660%	12/20/2034	JPY	200,000	1,395
	Japan Housing Finance Agency	0.658%	3/19/2049	JPY	1,000,000	3,825
	Japan Housing Finance Agency	0.547%	3/18/2050	JPY	370,000	1,312
	Kanagawa Prefecture	0.400%	6/20/2041	JPY	100,000	480
	Major Joint Local Government Bond	0.050%	11/25/2026	JPY	600,000	3,858
	Major Joint Local Government Bond	0.145%	12/25/2026	JPY	1,690,900	10,867
	Major Joint Local Government Bond	0.180%	1/25/2027	JPY	1,583,300	10,171
	Major Joint Local Government Bond	0.245%	2/25/2027	JPY	871,000	5,596
84

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Major Joint Local Government Bond	0.210%	3/25/2027	JPY	998,100	6,403
Major Joint Local Government Bond	0.215%	10/25/2027	JPY	406,100	2,590
Major Joint Local Government Bond	0.240%	2/25/2028	JPY	245,400	1,562
Major Joint Local Government Bond	0.180%	4/25/2028	JPY	2,920,700	18,494
Major Joint Local Government Bond	0.200%	5/25/2028	JPY	456,000	2,886
Major Joint Local Government Bond	0.205%	6/23/2028	JPY	536,000	3,390
Major Joint Local Government Bond	0.175%	7/25/2028	JPY	22,800	144
Major Joint Local Government Bond	0.245%	8/25/2028	JPY	267,500	1,691
Major Joint Local Government Bond	0.250%	9/25/2028	JPY	698,100	4,418
Major Joint Local Government Bond	0.269%	10/25/2028	JPY	93,400	591
Major Joint Local Government Bond	0.264%	11/24/2028	JPY	100,000	632
Major Joint Local Government Bond	0.160%	1/25/2029	JPY	825,000	5,185
Major Joint Local Government Bond	0.140%	2/22/2029	JPY	820,000	5,145
Major Joint Local Government Bond	0.100%	4/25/2029	JPY	1,878,900	11,741
Major Joint Local Government Bond	0.060%	8/24/2029	JPY	1,000,000	6,207
Major Joint Local Government Bond	0.050%	9/25/2029	JPY	25,600	159
Major Joint Local Government Bond	0.050%	10/25/2029	JPY	1,000,000	6,189
Major Joint Local Government Bond	0.070%	11/22/2029	JPY	2,372,100	14,676
Major Joint Local Government Bond	0.095%	2/25/2030	JPY	15,300	94
Major Joint Local Government Bond	0.135%	4/25/2030	JPY	2,000,000	12,324
Major Joint Local Government Bond	0.150%	6/25/2030	JPY	512,400	3,151
Major Joint Local Government Bond	0.125%	8/23/2030	JPY	225,500	1,382
Major Joint Local Government Bond	0.150%	9/25/2030	JPY	75,100	460
Major Joint Local Government Bond	0.125%	10/25/2030	JPY	1,749,400	10,691
Major Joint Local Government Bond	0.120%	11/25/2030	JPY	833,200	5,084
Major Joint Local Government Bond	0.125%	12/25/2030	JPY	600,000	3,614
Major Joint Local Government Bond	0.130%	1/24/2031	JPY	500,000	3,045
Major Joint Local Government Bond	0.145%	2/25/2031	JPY	1,368,800	8,328
Major Joint Local Government Bond	0.199%	4/25/2031	JPY	90,100	548
Major Joint Local Government Bond	0.145%	6/25/2031	JPY	375,800	2,274
Major Joint Local Government Bond	0.095%	7/25/2031	JPY	1,200,000	7,229
Major Joint Local Government Bond	0.070%	8/25/2031	JPY	1,000,000	6,006
Major Joint Local Government Bond	0.115%	9/25/2031	JPY	200,000	1,202
Major Joint Local Government Bond	0.110%	12/25/2031	JPY	1,000,000	5,983
Major Joint Local Government Bond	0.179%	1/23/2032	JPY	330,000	1,976
Major Joint Local Government Bond	0.299%	4/23/2032	JPY	3,763,200	22,610
Major Joint Local Government Bond	0.364%	7/23/2032	JPY	250,000	1,502
Major Joint Local Government Bond	0.315%	8/25/2032	JPY	250,000	1,495
Major Joint Local Government Bond	0.444%	10/25/2032	JPY	1,000,000	6,025
Major Joint Local Government Bond	0.765%	4/25/2033	JPY	600,000	3,667
Major Joint Local Government Bond	0.590%	7/25/2033	JPY	300,000	1,804
Major Joint Local Government Bond	0.778%	8/25/2033	JPY	100,000	610
Major Joint Local Government Bond	0.846%	11/25/2033	JPY	600,000	3,659
Major Joint Local Government Bond	0.826%	3/24/2034	JPY	500,000	3,030
Major Joint Local Government Bond	0.856%	4/25/2034	JPY	1,000,000	6,067
Major Joint Local Government Bond	0.986%	5/25/2034	JPY	500,000	3,071
Major Joint Local Government Bond	1.162%	11/24/2034	JPY	2,000,000	12,390
Major Joint Local Government Bond	1.286%	1/25/2035	JPY	1,100,000	6,875
Major Joint Local Government Bond	1.704%	6/25/2035	JPY	500,000	3,230
Major Joint Local Government Bond	1.650%	8/24/2035	JPY	400,000	2,568
Major Joint Local Government Bond	1.796%	10/25/2035	JPY	1,000,000	6,472
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.225%	11/30/2026	JPY	600,000	3,865
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.343%	6/30/2027	JPY	3,000,000	19,273
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.804%	6/30/2028	JPY	2,000,000	12,888
Osaka Prefecture	1.453%	9/26/2034	JPY	140,000	891
Osaka Prefecture	0.366%	9/28/2035	JPY	840,000	4,741
Osaka Prefecture	1.203%	9/28/2035	JPY	900,000	5,524
Saitama Prefecture	2.290%	6/22/2029	JPY	500,000	3,359
Tokyo Metropolitan Government	0.210%	3/19/2027	JPY	1,024,800	6,575
Tokyo Metropolitan Government	0.040%	6/20/2029	JPY	819,900	5,100
Tokyo Metropolitan Government	2.130%	6/20/2029	JPY	200,000	1,340
Tokyo Metropolitan Government	0.095%	9/20/2030	JPY	1,219,200	7,450
Tokyo Metropolitan Government	0.150%	12/20/2030	JPY	811,700	4,956
Tokyo Metropolitan Government	0.080%	3/20/2031	JPY	45,000	273
Tokyo Metropolitan Government	1.980%	6/20/2031	JPY	480,000	3,214
Tokyo Metropolitan Government	1.293%	6/20/2035	JPY	440,000	2,739
					12,064,244
Kazakhstan (0.0%)
Republic of Kazakhstan	2.375%	11/9/2028	EUR	2,387	2,718
85

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Latvia (0.1%)
Republic of Latvia	3.875%	3/25/2027	EUR	7,659	9,028
Republic of Latvia	3.500%	1/17/2028	EUR	23,407	27,638
Republic of Latvia	0.000%	1/24/2029	EUR	17,000	18,051
Republic of Latvia	3.500%	10/2/2035	EUR	15,000	17,270
					71,987
Lithuania (0.1%)
Republic of Lithuania	2.125%	6/1/2032	EUR	26,805	29,021
Republic of Lithuania	3.875%	6/14/2033	EUR	11,000	13,187
Republic of Lithuania	3.625%	3/10/2036	EUR	19,258	22,218
Republic of Lithuania	3.625%	1/28/2040	EUR	15,000	16,638
					81,064
Luxembourg (0.1%)
State of the Grand-Duchy of Luxembourg	0.000%	3/24/2031	EUR	14,000	14,119
State of the Grand-Duchy of Luxembourg	0.000%	9/14/2032	EUR	25,000	24,110
State of the Grand-Duchy of Luxembourg	2.875%	3/1/2034	EUR	3,010	3,500
State of the Grand-Duchy of Luxembourg	2.625%	10/23/2034	EUR	12,350	14,014
State of the Grand-Duchy of Luxembourg	1.750%	5/25/2042	EUR	14,270	12,959
					68,702
Malaysia (1.0%)
Federation of Malaysia	3.900%	11/30/2026	MYR	67,108	16,191
Federation of Malaysia	3.892%	3/15/2027	MYR	373	90
Federation of Malaysia	3.422%	9/30/2027	MYR	134,278	32,255
Federation of Malaysia	3.899%	11/16/2027	MYR	49,502	12,007
Federation of Malaysia	3.519%	4/20/2028	MYR	184,370	44,424
Federation of Malaysia	3.733%	6/15/2028	MYR	130,850	31,691
Federation of Malaysia	3.871%	8/8/2028	MYR	2,500	608
Federation of Malaysia	4.369%	10/31/2028	MYR	144,150	35,572
Federation of Malaysia	4.504%	4/30/2029	MYR	256,000	63,694
Federation of Malaysia	4.130%	7/9/2029	MYR	94,390	23,242
Federation of Malaysia	3.885%	8/15/2029	MYR	77,460	18,913
Federation of Malaysia	4.498%	4/15/2030	MYR	71,702	17,969
Federation of Malaysia	3.336%	5/15/2030	MYR	278,000	66,570
Federation of Malaysia	3.465%	10/15/2030	MYR	139,340	33,545
Federation of Malaysia	2.632%	4/15/2031	MYR	32,034	7,366
Federation of Malaysia	4.232%	6/30/2031	MYR	10,562	2,631
Federation of Malaysia	4.127%	4/15/2032	MYR	12,757	3,159
Federation of Malaysia	3.582%	7/15/2032	MYR	357,400	85,938
Federation of Malaysia	4.193%	10/7/2032	MYR	68,600	17,095
Federation of Malaysia	3.844%	4/15/2033	MYR	103,536	25,232
Federation of Malaysia	4.724%	6/15/2033	MYR	37,424	9,643
Federation of Malaysia	4.582%	8/30/2033	MYR	13,950	3,568
Federation of Malaysia	4.642%	11/7/2033	MYR	58,024	14,938
Federation of Malaysia	3.828%	7/5/2034	MYR	108,288	26,372
Federation of Malaysia	4.119%	11/30/2034	MYR	80,504	20,072
Federation of Malaysia	4.254%	5/31/2035	MYR	54,605	13,774
Federation of Malaysia	3.476%	7/2/2035	MYR	120,000	28,557
Federation of Malaysia	3.447%	7/15/2036	MYR	110,232	25,957
Federation of Malaysia	4.762%	4/7/2037	MYR	23,781	6,250
Federation of Malaysia	4.893%	6/8/2038	MYR	100,791	26,847
Federation of Malaysia	4.054%	4/18/2039	MYR	238,590	58,737
Federation of Malaysia	4.467%	9/15/2039	MYR	75,715	19,447
Federation of Malaysia	3.757%	5/22/2040	MYR	71,446	17,036
Federation of Malaysia	4.417%	9/30/2041	MYR	104,838	26,732
Federation of Malaysia	4.696%	10/15/2042	MYR	238,555	62,817
Federation of Malaysia	4.935%	9/30/2043	MYR	9,096	2,461
Federation of Malaysia	4.180%	5/16/2044	MYR	194,500	47,967
Federation of Malaysia	4.736%	3/15/2046	MYR	46,330	12,264
Federation of Malaysia	4.921%	7/6/2048	MYR	58,178	15,770
Federation of Malaysia	4.638%	11/15/2049	MYR	119,341	31,166
Federation of Malaysia	4.065%	6/15/2050	MYR	93,261	22,413
Federation of Malaysia	5.357%	5/15/2052	MYR	29,650	8,604
Federation of Malaysia	4.457%	3/31/2053	MYR	130,000	33,099
Federation of Malaysia	3.917%	7/15/2055	MYR	113,000	26,512
					1,099,195
86

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Mexico (1.0%)
	Mexican Bonos	5.500%	3/4/2027	MXN	1,061,190	55,801
	Mexican Bonos	7.500%	6/3/2027	MXN	1,189,730	64,216
	Mexican Bonos	8.500%	3/2/2028	MXN	996,980	54,618
	Mexican Bonos	8.500%	3/1/2029	MXN	1,665,990	91,275
	Mexican Bonos	8.500%	5/31/2029	MXN	1,515,690	83,044
	Mexican Bonos	8.500%	2/28/2030	MXN	968,740	52,850
	Mexican Bonos	7.750%	5/29/2031	MXN	1,935,410	101,695
	Mexican Bonos	7.500%	5/26/2033	MXN	1,191,000	60,593
	Mexican Bonos	7.750%	11/23/2034	MXN	1,597,240	81,120
	Mexican Bonos	8.000%	5/24/2035	MXN	149,880	7,675
	Mexican Bonos	8.000%	2/21/2036	MXN	323,300	16,428
	Mexican Bonos	10.000%	11/20/2036	MXN	356,660	20,768
	Mexican Bonos	8.500%	11/18/2038	MXN	819,560	42,053
	Mexican Bonos	7.750%	11/13/2042	MXN	1,601,220	74,442
	Mexican Bonos	8.000%	11/7/2047	MXN	1,248,040	58,627
	Mexican Bonos	8.000%	7/31/2053	MXN	1,542,360	71,957
	United Mexican States	1.350%	9/18/2027	EUR	3,030	3,406
	United Mexican States	1.750%	4/17/2028	EUR	9,453	10,591
	United Mexican States	3.625%	4/9/2029	EUR	4,648	5,428
	United Mexican States	3.500%	9/19/2029	EUR	68,727	79,737
	United Mexican States	1.125%	1/17/2030	EUR	3,886	4,093
	United Mexican States	2.375%	2/11/2030	EUR	4,600	5,094
	United Mexican States	3.375%	2/23/2031	EUR	4,377	5,000
	United Mexican States	4.490%	5/25/2032	EUR	12,100	14,394
	United Mexican States	2.250%	8/12/2036	EUR	3,724	3,509
	United Mexican States	2.875%	4/8/2039	EUR	6,024	5,611
	United Mexican States	3.000%	3/6/2045	EUR	2,872	2,472
	United Mexican States	2.125%	10/25/2051	EUR	6,382	4,117
	United Mexican States	5.625%	3/19/2114	GBP	3,095	3,040
	United Mexican States	4.000%	3/15/2115	EUR	1,765	1,470
						1,085,124
Netherlands (1.7%)
	BNG Bank NV	0.625%	6/19/2027	EUR	7,521	8,466
	BNG Bank NV	3.500%	7/19/2027	AUD	3,980	2,585
	BNG Bank NV	0.750%	1/11/2028	EUR	11,876	13,276
	BNG Bank NV	3.300%	7/17/2028	AUD	30,104	19,352
	BNG Bank NV	0.000%	8/31/2028	EUR	20,209	21,878
	BNG Bank NV	5.200%	12/7/2028	GBP	1,550	2,105
	BNG Bank NV	3.300%	4/26/2029	AUD	10,000	6,371
	BNG Bank NV	0.100%	1/15/2030	EUR	7,631	7,977
	BNG Bank NV	1.375%	10/21/2030	EUR	3,074	3,352
	BNG Bank NV	0.000%	1/20/2031	EUR	12,500	12,607
	BNG Bank NV	2.875%	6/11/2031	EUR	4,700	5,490
	BNG Bank NV	0.250%	1/12/2032	EUR	5,900	5,866
	BNG Bank NV	1.875%	7/13/2032	EUR	6,000	6,562
	BNG Bank NV	3.000%	1/11/2033	EUR	24,134	28,223
	BNG Bank NV	0.125%	4/19/2033	EUR	7,636	7,235
	BNG Bank NV	2.750%	1/11/2034	EUR	10,000	11,428
	BNG Bank NV	2.750%	8/28/2034	EUR	23,000	26,170
	BNG Bank NV	2.875%	2/26/2035	EUR	19,134	21,831
	BNG Bank NV	0.125%	7/9/2035	EUR	34,808	30,435
	BNG Bank NV	0.875%	10/17/2035	EUR	2,543	2,388
	BNG Bank NV	0.875%	10/24/2036	EUR	9,300	8,492
	BNG Bank NV	0.250%	11/22/2036	EUR	29,300	24,775
	BNG Bank NV	1.250%	3/30/2037	EUR	9,300	8,769
	BNG Bank NV	1.500%	3/29/2038	EUR	1,545	1,466
	BNG Bank NV	1.500%	7/15/2039	EUR	2,094	1,932
	BNG Bank NV	0.805%	6/28/2049	EUR	3,700	2,323
[3]	Kingdom of Netherlands	0.000%	1/15/2027	EUR	101,614	114,486
[3]	Kingdom of Netherlands	0.750%	7/15/2027	EUR	91,458	103,302
[3]	Kingdom of Netherlands	0.750%	7/15/2028	EUR	85,802	95,547
[3]	Kingdom of Netherlands	0.000%	1/15/2029	EUR	11,421	12,308
[3]	Kingdom of Netherlands	0.250%	7/15/2029	EUR	41,217	44,275
[3]	Kingdom of Netherlands	2.500%	1/15/2030	EUR	100,000	116,379
[3]	Kingdom of Netherlands	0.000%	7/15/2030	EUR	65,169	67,517
[3]	Kingdom of Netherlands	0.000%	7/15/2031	EUR	188,045	189,231
[3]	Kingdom of Netherlands	0.500%	7/15/2032	EUR	46,987	47,524
[3]	Kingdom of Netherlands	2.500%	7/15/2033	EUR	35,000	40,055
87

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Kingdom of Netherlands	2.500%	7/15/2034	EUR	99,445	112,917
[3]	Kingdom of Netherlands	2.500%	7/15/2035	EUR	50,000	56,297
[3]	Kingdom of Netherlands	4.000%	1/15/2037	EUR	48,551	61,944
[3]	Kingdom of Netherlands	0.000%	1/15/2038	EUR	179,960	144,560
[3]	Kingdom of Netherlands	3.750%	1/15/2042	EUR	48,516	60,259
[3]	Kingdom of Netherlands	3.250%	1/15/2044	EUR	46,393	53,944
[3,6]	Kingdom of Netherlands	2.750%	1/15/2047	EUR	86,146	91,956
[3,6]	Kingdom of Netherlands	0.000%	1/15/2052	EUR	59,274	29,303
[3,6]	Kingdom of Netherlands	2.000%	1/15/2054	EUR	52,000	45,512
[3]	Kingdom of Netherlands	3.500%	1/15/2056	EUR	10,000	11,841
	Nederlandse Waterschapsbank NV	0.000%	11/16/2026	EUR	12,782	14,420
	Nederlandse Waterschapsbank NV	3.250%	3/9/2027	EUR	5,087	5,953
	Nederlandse Waterschapsbank NV	1.000%	3/1/2028	EUR	3,092	3,468
	Nederlandse Waterschapsbank NV	3.450%	7/17/2028	AUD	2,030	1,309
	Nederlandse Waterschapsbank NV	3.300%	5/2/2029	AUD	22,290	14,178
	Nederlandse Waterschapsbank NV	0.500%	4/29/2030	EUR	2,700	2,851
	Nederlandse Waterschapsbank NV	2.500%	5/22/2030	EUR	36,418	41,995
	Nederlandse Waterschapsbank NV	0.000%	9/8/2031	EUR	11,700	11,574
	Nederlandse Waterschapsbank NV	3.000%	9/11/2031	EUR	3,000	3,521
	Nederlandse Waterschapsbank NV	0.250%	1/19/2032	EUR	21,800	21,647
	Nederlandse Waterschapsbank NV	5.375%	6/7/2032	GBP	5,124	7,100
	Nederlandse Waterschapsbank NV	1.250%	5/27/2036	EUR	9,287	8,932
	Nederlandse Waterschapsbank NV	0.000%	2/16/2037	EUR	28,800	23,299
	Nederlandse Waterschapsbank NV	1.500%	6/15/2039	EUR	2,543	2,334
	Nederlandse Waterschapsbank NV	0.750%	10/4/2041	EUR	10,000	7,635
						1,960,727
New Zealand (0.4%)
	Housing New Zealand Ltd.	3.420%	10/18/2028	NZD	10,000	5,767
	Housing New Zealand Ltd.	2.183%	4/24/2030	NZD	8,720	4,722
	Housing New Zealand Ltd.	1.534%	9/10/2035	NZD	3,720	1,629
	New Zealand	4.500%	4/15/2027	NZD	76,170	44,761
	New Zealand	0.250%	5/15/2028	NZD	33,981	18,220
	New Zealand	3.000%	4/20/2029	NZD	83,255	47,582
	New Zealand	4.500%	5/15/2030	NZD	59,278	35,692
	New Zealand	1.500%	5/15/2031	NZD	51,269	26,427
	New Zealand	2.000%	5/15/2032	NZD	48,164	24,904
	New Zealand	3.500%	4/14/2033	NZD	65,482	36,739
	New Zealand	4.250%	5/15/2034	NZD	32,000	18,714
	New Zealand	4.500%	5/15/2035	NZD	60,000	35,525
	New Zealand	4.250%	5/15/2036	NZD	38,000	21,839
	New Zealand	2.750%	4/15/2037	NZD	39,636	19,544
	New Zealand	1.750%	5/15/2041	NZD	29,092	11,343
	New Zealand	2.750%	5/15/2051	NZD	30,397	11,922
	New Zealand	5.000%	5/15/2054	NZD	20,000	11,548
	New Zealand Local Government Funding Agency Bond	4.500%	4/15/2027	NZD	11,016	6,461
	New Zealand Local Government Funding Agency Bond	2.250%	5/15/2028	NZD	20,000	11,231
	New Zealand Local Government Funding Agency Bond	1.500%	4/20/2029	NZD	14,855	8,017
	New Zealand Local Government Funding Agency Bond	3.500%	4/14/2033	NZD	7,381	4,046
	New Zealand Local Government Funding Agency Bond	5.000%	3/8/2034	AUD	7,000	4,609
						411,242
Norway (0.2%)
[3]	Kingdom of Norway	1.750%	2/17/2027	NOK	78,080	7,503
[3]	Kingdom of Norway	2.000%	4/26/2028	NOK	102,066	9,650
[3]	Kingdom of Norway	1.750%	9/6/2029	NOK	182,140	16,662
[3]	Kingdom of Norway	1.375%	8/19/2030	NOK	554,802	48,897
[3]	Kingdom of Norway	1.250%	9/17/2031	NOK	221,910	18,919
[3]	Kingdom of Norway	2.125%	5/18/2032	NOK	200,000	17,746
[3]	Kingdom of Norway	3.000%	8/15/2033	NOK	203,269	18,829
[3]	Kingdom of Norway	3.625%	4/13/2034	NOK	167,872	16,173
[3]	Kingdom of Norway	3.750%	6/12/2035	NOK	240,812	23,317
[3]	Kingdom of Norway	3.625%	5/31/2039	NOK	121,551	11,527
[3]	Kingdom of Norway	3.500%	10/6/2042	NOK	110,000	10,243
	Kommunalbanken A/S	3.000%	12/9/2026	AUD	4,592	2,976
	Kommunalbanken A/S	0.875%	5/24/2027	EUR	14,748	16,645
	Kommunalbanken A/S	3.400%	7/24/2028	AUD	4,080	2,628
	Kommunalbanken A/S	0.050%	10/24/2029	EUR	4,758	4,978
	Kommunalbanken A/S	1.250%	7/2/2030	NZD	10,000	5,171
	Kommunalbanken A/S	2.625%	2/12/2032	EUR	25,000	28,527
88

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kommunalbanken A/S	5.250%	4/18/2034	AUD	4,500	3,047
						263,438
Peru (0.2%)
	Republic of Peru	6.350%	8/12/2028	PEN	13,604	4,254
	Republic of Peru	5.940%	2/12/2029	PEN	29,042	9,037
	Republic of Peru	6.950%	8/12/2031	PEN	66,325	21,604
	Republic of Peru	6.150%	8/12/2032	PEN	73,971	23,293
	Republic of Peru	1.250%	3/11/2033	EUR	4,699	4,626
[3]	Republic of Peru	7.300%	8/12/2033	PEN	85,721	28,466
	Republic of Peru	5.400%	8/12/2034	PEN	83,571	24,163
[3]	Republic of Peru	6.850%	8/12/2035	PEN	72,656	22,836
	Republic of Peru	1.950%	11/17/2036	EUR	4,339	4,152
	Republic of Peru	6.900%	8/12/2037	PEN	79,889	24,736
[3]	Republic of Peru	7.600%	8/12/2039	PEN	59,913	19,389
	Republic of Peru	5.350%	8/12/2040	PEN	46,229	12,137
	Republic of Peru	6.850%	2/12/2042	PEN	21,630	6,557
	Republic of Peru	6.714%	2/12/2055	PEN	11,525	3,456
						208,706
Philippines (0.0%)
	Republic of Philippines	3.625%	2/4/2032	EUR	31,266	36,667
	Republic of Philippines	1.750%	4/28/2041	EUR	459	389
						37,056
Poland (0.9%)
	Bank Gospodarstwa Krajowego	1.625%	4/30/2028	EUR	2,615	2,944
	Bank Gospodarstwa Krajowego	0.375%	10/13/2028	EUR	4,300	4,635
	Bank Gospodarstwa Krajowego	3.000%	5/30/2029	EUR	2,500	2,912
	Bank Gospodarstwa Krajowego	2.000%	6/1/2030	EUR	394	438
	Bank Gospodarstwa Krajowego	0.500%	7/8/2031	EUR	1,250	1,253
	Bank Gospodarstwa Krajowego	4.000%	3/13/2032	EUR	23,200	27,935
	Bank Gospodarstwa Krajowego	5.125%	2/22/2033	EUR	4,645	5,969
	Bank Gospodarstwa Krajowego	4.250%	9/13/2044	EUR	8,200	9,290
	Republic of Poland	0.875%	5/10/2027	EUR	16,806	19,008
	Republic of Poland	3.750%	5/25/2027	PLN	314,144	84,843
	Republic of Poland	2.500%	7/25/2027	PLN	79,101	20,877
	Republic of Poland	1.375%	10/22/2027	EUR	2,075	2,356
	Republic of Poland	0.000%	1/25/2028	PLN	100,000	24,738
	Republic of Poland	2.750%	4/25/2028	PLN	134,365	35,226
	Republic of Poland	7.500%	7/25/2028	PLN	315,090	92,294
	Republic of Poland	5.750%	4/25/2029	PLN	13,192	3,723
	Republic of Poland	4.750%	7/25/2029	PLN	100,000	27,299
	Republic of Poland	2.750%	10/25/2029	PLN	65,316	16,572
	Republic of Poland	3.000%	1/16/2030	EUR	55,959	65,558
	Republic of Poland	5.000%	1/25/2030	PLN	460,000	126,315
	Republic of Poland	4.500%	7/25/2030	PLN	399,903	107,330
	Republic of Poland	1.750%	4/25/2032	PLN	536,810	120,257
	Republic of Poland	2.750%	5/25/2032	EUR	7,643	8,680
	Republic of Poland	3.875%	2/14/2033	EUR	42	51
	Republic of Poland	6.000%	10/25/2033	PLN	213,666	61,185
	Republic of Poland	3.625%	1/11/2034	EUR	24,503	29,043
	Republic of Poland	5.000%	10/25/2034	PLN	223,217	59,494
	Republic of Poland	3.625%	1/16/2035	EUR	7,850	9,243
	Republic of Poland	2.375%	1/18/2036	EUR	6,821	7,132
	Republic of Poland	3.875%	7/7/2037	EUR	11,418	13,224
	Republic of Poland	4.250%	2/14/2043	EUR	6,990	8,144
	Republic of Poland	4.000%	4/25/2047	PLN	32,636	7,323
						1,005,291
Portugal (0.6%)
[3]	Portugal Obrigacoes do Tesouro OT	0.700%	10/15/2027	EUR	44,950	50,626
[3]	Portugal Obrigacoes do Tesouro OT	2.125%	10/17/2028	EUR	25,000	28,922
[3]	Portugal Obrigacoes do Tesouro OT	1.950%	6/15/2029	EUR	125,692	144,052
[3]	Portugal Obrigacoes do Tesouro OT	0.475%	10/18/2030	EUR	38,430	40,506
[3]	Portugal Obrigacoes do Tesouro OT	0.300%	10/17/2031	EUR	30,062	30,484
[3]	Portugal Obrigacoes do Tesouro OT	1.650%	7/16/2032	EUR	51,521	55,912
[3]	Portugal Obrigacoes do Tesouro OT	2.875%	10/14/2033	EUR	40,373	46,773
[3]	Portugal Obrigacoes do Tesouro OT	2.250%	4/18/2034	EUR	31,507	34,701
[3]	Portugal Obrigacoes do Tesouro OT	2.875%	10/20/2034	EUR	47,246	54,332
[3]	Portugal Obrigacoes do Tesouro OT	3.000%	6/15/2035	EUR	64,070	73,898
[3]	Portugal Obrigacoes do Tesouro OT	0.900%	10/12/2035	EUR	22,037	20,837
89

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	4/15/2037	EUR	8,556	10,769
[3]	Portugal Obrigacoes do Tesouro OT	3.500%	6/18/2038	EUR	19,000	22,381
[3]	Portugal Obrigacoes do Tesouro OT	3.375%	6/15/2040	EUR	18,000	20,572
[3]	Portugal Obrigacoes do Tesouro OT	1.150%	4/11/2042	EUR	28,981	23,573
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	2/15/2045	EUR	17,266	21,248
[3]	Portugal Obrigacoes do Tesouro OT	1.000%	4/12/2052	EUR	10,000	6,268
[3]	Portugal Obrigacoes do Tesouro OT	3.625%	6/12/2054	EUR	16,330	18,114
						703,968
Romania (0.5%)
	Romania	7.200%	5/31/2027	RON	60,590	13,850
	Romania	5.800%	7/26/2027	RON	116,950	26,144
	Romania	2.500%	10/25/2027	RON	150,000	31,465
	Romania	2.125%	3/7/2028	EUR	22,354	25,221
	Romania	6.300%	4/26/2028	RON	140,000	31,303
	Romania	2.875%	5/26/2028	EUR	17,178	19,639
	Romania	8.750%	10/30/2028	RON	79,560	18,910
	Romania	6.300%	4/25/2029	RON	116,030	25,774
	Romania	4.850%	7/25/2029	RON	92,765	19,614
	Romania	2.500%	2/8/2030	EUR	3,587	3,892
	Romania	3.624%	5/26/2030	EUR	26,918	30,366
	Romania	1.750%	7/13/2030	EUR	4,366	4,502
	Romania	5.375%	3/22/2031	EUR	22,953	27,322
	Romania	7.350%	4/28/2031	RON	64,000	14,740
	Romania	2.124%	7/16/2031	EUR	2,208	2,221
	Romania	6.700%	2/25/2032	RON	194,000	43,279
	Romania	5.250%	5/30/2032	EUR	21,652	25,343
	Romania	5.875%	7/11/2032	EUR	17,228	20,676
	Romania	8.250%	9/29/2032	RON	31,800	7,692
	Romania	2.000%	4/14/2033	EUR	1,892	1,761
	Romania	5.375%	6/7/2033	EUR	19,323	22,452
	Romania	7.200%	10/30/2033	RON	64,000	14,702
	Romania	3.750%	2/7/2034	EUR	7,284	7,434
	Romania	7.100%	7/31/2034	RON	20,000	4,560
	Romania	4.750%	10/11/2034	RON	65,000	12,634
	Romania	4.250%	4/28/2036	RON	159,810	28,965
	Romania	6.125%	10/7/2037	EUR	13,701	15,755
	Romania	4.125%	3/11/2039	EUR	1,536	1,467
	Romania	6.750%	7/11/2039	EUR	5,913	7,094
	Romania	2.750%	4/14/2041	EUR	6,436	4,913
	Romania	2.875%	4/13/2042	EUR	2,728	2,083
	Romania	6.000%	9/24/2044	EUR	13,487	14,936
	Romania	4.625%	4/3/2049	EUR	9,471	8,612
	Romania	3.375%	1/28/2050	EUR	5,124	3,804
						543,125
Saudi Arabia (0.0%)
	Kingdom of Saudi Arabia	0.750%	7/9/2027	EUR	2,487	2,776
	Kingdom of Saudi Arabia	0.625%	3/3/2030	EUR	5,882	6,223
[3]	Kingdom of Saudi Arabia	3.375%	3/5/2032	EUR	7,145	8,275
	Kingdom of Saudi Arabia	2.000%	7/9/2039	EUR	7,411	6,799
						24,073
Singapore (0.5%)
	Housing & Development Board	2.675%	1/22/2029	SGD	3,000	2,370
	Housing & Development Board	2.977%	1/23/2029	SGD	20,000	15,947
	Housing & Development Board	2.598%	10/30/2029	SGD	2,750	2,176
	Housing & Development Board	3.995%	12/6/2029	SGD	23,500	19,591
	Housing & Development Board	3.080%	5/31/2030	SGD	7,250	5,869
	Housing & Development Board	2.545%	7/4/2031	SGD	1,250	992
	Housing & Development Board	1.865%	7/21/2033	SGD	3,500	2,652
	Republic of Singapore	1.250%	11/1/2026	SGD	53,794	41,273
	Republic of Singapore	3.500%	3/1/2027	SGD	53,448	42,192
	Republic of Singapore	2.875%	9/1/2027	SGD	18,200	14,354
	Republic of Singapore	2.625%	5/1/2028	SGD	31,923	25,211
	Republic of Singapore	2.875%	8/1/2028	SGD	20,000	15,923
	Republic of Singapore	3.000%	4/1/2029	SGD	46,500	37,400
	Republic of Singapore	2.875%	7/1/2029	SGD	25,646	20,596
	Republic of Singapore	2.500%	4/1/2030	SGD	30,400	24,230
	Republic of Singapore	2.875%	9/1/2030	SGD	47,004	38,191
	Republic of Singapore	1.625%	7/1/2031	SGD	20,300	15,528
	Republic of Singapore	2.625%	8/1/2032	SGD	22,000	17,801
90

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Singapore	3.375%	9/1/2033	SGD	30,104	25,722
	Republic of Singapore	3.375%	5/1/2034	SGD	26,000	22,344
	Republic of Singapore	2.750%	3/1/2035	SGD	35,000	28,803
	Republic of Singapore	2.250%	8/1/2036	SGD	34,254	26,998
	Republic of Singapore	2.375%	7/1/2039	SGD	29,468	23,672
	Republic of Singapore	2.250%	7/1/2040	SGD	15,640	12,386
	Republic of Singapore	2.750%	4/1/2042	SGD	29,124	24,784
	Republic of Singapore	2.750%	3/1/2046	SGD	31,282	27,308
	Republic of Singapore	1.875%	3/1/2050	SGD	32,538	24,708
	Republic of Singapore	1.875%	10/1/2051	SGD	22,893	17,126
	Republic of Singapore	3.250%	6/1/2054	SGD	19,025	18,526
	Republic of Singapore	3.000%	8/1/2072	SGD	24,700	23,152
						617,825
Slovakia (0.2%)
	Slovak Republic	1.375%	1/21/2027	EUR	10,863	12,399
	Slovak Republic	3.000%	2/7/2028	EUR	21,500	25,159
	Slovak Republic	0.750%	4/9/2030	EUR	8,109	8,624
	Slovak Republic	3.000%	11/6/2031	EUR	26,500	30,726
	Slovak Republic	1.000%	5/14/2032	EUR	1,199	1,224
	Slovak Republic	3.625%	6/8/2033	EUR	10,000	11,881
	Slovak Republic	3.750%	3/6/2034	EUR	39,935	47,600
	Slovak Republic	3.750%	2/23/2035	EUR	30,673	36,342
	Slovak Republic	0.375%	4/21/2036	EUR	4,613	3,874
	Slovak Republic	1.875%	3/9/2037	EUR	5,200	5,068
[10]	Slovak Republic	3.625%	11/4/2037	EUR	29,600	33,896
	Slovak Republic	3.750%	2/27/2040	EUR	24,900	28,265
	Slovak Republic	4.000%	2/23/2043	EUR	9,981	11,447
	Slovak Republic	2.000%	10/17/2047	EUR	11,595	9,183
	Slovak Republic	2.250%	6/12/2068	EUR	12,923	8,743
						274,431
Slovenia (0.1%)
	Republic of Slovenia	1.250%	3/22/2027	EUR	7,173	8,194
	Republic of Slovenia	1.000%	3/6/2028	EUR	17,933	20,213
	Republic of Slovenia	1.188%	3/14/2029	EUR	5,124	5,732
	Republic of Slovenia	0.275%	1/14/2030	EUR	7,686	8,166
	Republic of Slovenia	0.000%	2/12/2031	EUR	22,280	22,594
	Republic of Slovenia	2.250%	3/3/2032	EUR	29,681	33,452
	Republic of Slovenia	3.125%	8/7/2045	EUR	5,124	5,475
	Republic of Slovenia	0.488%	10/20/2050	EUR	8,307	4,580
	Republic of Slovenia	3.500%	4/14/2055	EUR	27,790	30,010
						138,416
South Korea (2.7%)
	Export-Import Bank of Korea	4.000%	6/7/2027	AUD	530	346
	Export-Import Bank of Korea	3.625%	6/7/2030	EUR	3,810	4,554
	Korea Development Bank	2.625%	9/8/2027	EUR	5,000	5,800
	Korea Housing Finance Corp.	3.714%	4/11/2027	EUR	22,500	26,422
	Korea Housing Finance Corp.	4.082%	9/25/2027	EUR	10,000	11,887
	Republic of Korea	1.500%	12/10/2026	KRW	70,000,000	48,602
	Republic of Korea	3.875%	12/10/2026	KRW	59,000,000	42,022
	Republic of Korea	2.375%	3/10/2027	KRW	110,000,000	77,034
	Republic of Korea	2.625%	3/10/2027	KRW	25,000,000	17,564
	Republic of Korea	5.250%	3/10/2027	KRW	15,500,000	11,267
	Republic of Korea	2.125%	6/10/2027	KRW	75,000,000	52,261
	Republic of Korea	3.250%	6/10/2027	KRW	140,000,000	99,274
	Republic of Korea	3.125%	9/10/2027	KRW	78,000,000	55,230
	Republic of Korea	2.375%	12/10/2027	KRW	45,000,000	31,397
	Republic of Korea	2.875%	12/10/2027	KRW	40,000,000	28,194
	Republic of Korea	3.250%	3/10/2028	KRW	165,000,000	117,285
	Republic of Korea	5.500%	3/10/2028	KRW	20,000,000	14,930
	Republic of Korea	2.250%	6/10/2028	KRW	185,000,000	128,365
	Republic of Korea	2.625%	6/10/2028	KRW	50,260,000	35,163
	Republic of Korea	3.500%	9/10/2028	KRW	12,000,000	8,600
	Republic of Korea	2.375%	12/10/2028	KRW	50,000,000	34,660
	Republic of Korea	3.250%	3/10/2029	KRW	136,000,000	96,937
	Republic of Korea	1.875%	6/10/2029	KRW	63,000,000	42,784
	Republic of Korea	3.000%	9/10/2029	KRW	58,100,000	41,085
	Republic of Korea	1.375%	12/10/2029	KRW	75,000,000	49,624
	Republic of Korea	5.500%	12/10/2029	KRW	12,137,000	9,400
	Republic of Korea	2.625%	3/10/2030	KRW	90,000,000	62,668
91

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Republic of Korea	1.375%	6/10/2030	KRW	94,000,000	61,673
Republic of Korea	2.500%	9/10/2030	KRW	20,000,000	13,815
Republic of Korea	1.500%	12/10/2030	KRW	68,000,000	44,513
Republic of Korea	4.750%	12/10/2030	KRW	28,000,000	21,334
Republic of Korea	2.000%	6/10/2031	KRW	83,003,340	55,400
Republic of Korea	2.375%	12/10/2031	KRW	55,000,000	37,304
Republic of Korea	4.000%	12/10/2031	KRW	41,000,000	30,398
Republic of Korea	3.375%	6/10/2032	KRW	45,000,000	32,387
Republic of Korea	4.250%	12/10/2032	KRW	37,700,000	28,605
Republic of Korea	3.250%	6/10/2033	KRW	52,000,000	37,004
Republic of Korea	3.750%	12/10/2033	KRW	86,500,000	63,673
Republic of Korea	4.125%	12/10/2033	KRW	53,000,000	40,011
Republic of Korea	3.500%	6/10/2034	KRW	59,500,000	43,082
Republic of Korea	3.000%	12/10/2034	KRW	56,500,000	39,363
Republic of Korea	2.625%	6/10/2035	KRW	80,000,000	54,155
Republic of Korea	2.625%	9/10/2035	KRW	49,000,000	33,127
Republic of Korea	1.500%	9/10/2036	KRW	40,000,000	24,048
Republic of Korea	2.250%	9/10/2037	KRW	20,000,000	12,906
Republic of Korea	2.375%	9/10/2038	KRW	36,600,000	23,810
Republic of Korea	1.125%	9/10/2039	KRW	26,800,000	14,709
Republic of Korea	1.500%	9/10/2040	KRW	39,700,000	22,678
Republic of Korea	1.875%	9/10/2041	KRW	31,000,000	18,513
Republic of Korea	3.250%	9/10/2042	KRW	35,500,000	25,501
Republic of Korea	3.000%	12/10/2042	KRW	59,500,000	41,373
Republic of Korea	3.875%	9/10/2043	KRW	50,000,000	38,956
Republic of Korea	2.875%	9/10/2044	KRW	20,000,000	13,649
Republic of Korea	2.750%	12/10/2044	KRW	57,990,000	38,835
Republic of Korea	2.000%	3/10/2046	KRW	49,000,000	28,875
Republic of Korea	2.125%	3/10/2047	KRW	62,955,000	37,600
Republic of Korea	2.625%	3/10/2048	KRW	98,695,000	64,549
Republic of Korea	2.000%	3/10/2049	KRW	91,360,000	53,040
Republic of Korea	1.500%	3/10/2050	KRW	153,730,000	79,615
Republic of Korea	1.875%	3/10/2051	KRW	174,845,380	97,949
Republic of Korea	2.500%	3/10/2052	KRW	105,490,770	67,179
Republic of Korea	3.125%	9/10/2052	KRW	63,000,000	45,196
Republic of Korea	3.250%	3/10/2053	KRW	88,850,000	65,268
Republic of Korea	3.625%	9/10/2053	KRW	83,000,000	65,183
Republic of Korea	3.250%	3/10/2054	KRW	145,500,000	107,212
Republic of Korea	2.750%	9/10/2054	KRW	48,250,000	32,349
Republic of Korea	2.625%	3/10/2055	KRW	151,100,000	98,778
Republic of Korea	2.625%	9/10/2055	KRW	80,000,000	52,229
Republic of Korea	2.000%	9/10/2068	KRW	35,697,000	20,371
Republic of Korea	1.625%	9/10/2070	KRW	34,012,000	17,001
Republic of Korea	3.500%	9/10/2072	KRW	36,600,000	30,786
Republic of Korea	2.750%	9/10/2074	KRW	35,000,000	24,316
					3,051,673
Spain (4.6%)
Adif Alta Velocidad	0.950%	4/30/2027	EUR	7,500	8,480
Adif Alta Velocidad	3.500%	7/30/2028	EUR	3,300	3,900
Adif Alta Velocidad	3.250%	5/31/2029	EUR	17,000	19,983
Adif Alta Velocidad	3.125%	1/31/2030	EUR	12,300	14,370
Adif Alta Velocidad	0.550%	10/31/2031	EUR	4,000	3,997
Autonomous Community of Madrid Spain	2.146%	4/30/2027	EUR	8,710	10,033
Autonomous Community of Madrid Spain	1.773%	4/30/2028	EUR	6,981	7,957
Autonomous Community of Madrid Spain	1.571%	4/30/2029	EUR	10,248	11,490
Autonomous Community of Madrid Spain	2.080%	3/12/2030	EUR	2,561	2,895
Autonomous Community of Madrid Spain	0.419%	4/30/2030	EUR	2,021	2,122
Autonomous Community of Madrid Spain	0.420%	4/30/2031	EUR	14,052	14,351
Autonomous Community of Madrid Spain	3.462%	4/30/2034	EUR	20,865	24,779
Basque Government	0.850%	4/30/2030	EUR	8,751	9,369
Basque Government	0.450%	4/30/2032	EUR	7,813	7,759
Basque Government	3.500%	4/30/2033	EUR	8,000	9,584
Basque Government	3.400%	4/30/2034	EUR	10,000	11,831
Basque Government	3.250%	4/30/2035	EUR	14,818	17,237
Instituto de Credito Oficial	2.700%	10/31/2030	EUR	20,129	23,376
Junta de Andalucia	3.200%	4/30/2030	EUR	10,943	12,923
Junta de Andalucia	0.500%	4/30/2031	EUR	22,546	22,978
Junta de Andalucia	3.400%	4/30/2034	EUR	10,000	11,733
Kingdom of Spain	0.000%	1/31/2027	EUR	190,792	214,510
92

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Kingdom of Spain	1.500%	4/30/2027	EUR	13,222	15,125
	Kingdom of Spain	2.500%	5/31/2027	EUR	204,398	237,194
[3]	Kingdom of Spain	0.800%	7/30/2027	EUR	77,534	87,501
	Kingdom of Spain	0.000%	1/31/2028	EUR	243,681	268,181
[3]	Kingdom of Spain	1.400%	4/30/2028	EUR	62,566	70,898
	Kingdom of Spain	2.400%	5/31/2028	EUR	190,000	220,291
[3]	Kingdom of Spain	1.400%	7/30/2028	EUR	61,318	69,257
[3]	Kingdom of Spain	5.150%	10/31/2028	EUR	57,949	72,446
	Kingdom of Spain	6.000%	1/31/2029	EUR	41,740	53,753
	Kingdom of Spain	3.500%	5/31/2029	EUR	80,000	95,909
	Kingdom of Spain	0.800%	7/30/2029	EUR	222,089	242,009
	Kingdom of Spain	2.700%	1/31/2030	EUR	115,000	134,086
[3]	Kingdom of Spain	0.500%	4/30/2030	EUR	110,000	116,552
[3]	Kingdom of Spain	1.950%	7/30/2030	EUR	100,000	112,767
[3]	Kingdom of Spain	1.250%	10/31/2030	EUR	88,382	95,997
[3]	Kingdom of Spain	0.100%	4/30/2031	EUR	98,000	98,917
	Kingdom of Spain	3.100%	7/30/2031	EUR	167,104	197,461
[3]	Kingdom of Spain	0.500%	10/31/2031	EUR	118,193	120,336
[3]	Kingdom of Spain	0.700%	4/30/2032	EUR	131,585	133,800
	Kingdom of Spain	5.750%	7/30/2032	EUR	22,396	30,599
[3]	Kingdom of Spain	2.550%	10/31/2032	EUR	81,027	92,136
[3]	Kingdom of Spain	3.150%	4/30/2033	EUR	90,772	106,782
[3]	Kingdom of Spain	2.350%	7/30/2033	EUR	17,219	19,151
[3]	Kingdom of Spain	3.550%	10/31/2033	EUR	173,065	208,480
[3]	Kingdom of Spain	3.250%	4/30/2034	EUR	92,172	108,365
[3]	Kingdom of Spain	3.450%	10/31/2034	EUR	153,006	182,140
[3]	Kingdom of Spain	3.150%	4/30/2035	EUR	80,000	92,695
[3]	Kingdom of Spain	1.850%	7/30/2035	EUR	44,301	45,809
[3]	Kingdom of Spain	3.200%	10/31/2035	EUR	142,000	164,558
[3]	Kingdom of Spain	4.200%	1/31/2037	EUR	19,332	24,243
[3]	Kingdom of Spain	0.850%	7/30/2037	EUR	111,360	97,781
[3]	Kingdom of Spain	3.900%	7/30/2039	EUR	74,407	89,726
[3]	Kingdom of Spain	4.900%	7/30/2040	EUR	50,720	67,642
[3]	Kingdom of Spain	1.200%	10/31/2040	EUR	66,751	56,137
[3]	Kingdom of Spain	3.500%	1/31/2041	EUR	99,630	113,473
[3]	Kingdom of Spain	4.700%	7/30/2041	EUR	66,035	86,342
[3]	Kingdom of Spain	1.000%	7/30/2042	EUR	68,941	53,494
[3]	Kingdom of Spain	3.450%	7/30/2043	EUR	33,580	37,483
[3]	Kingdom of Spain	5.150%	10/31/2044	EUR	56,015	77,357
[3]	Kingdom of Spain	2.900%	10/31/2046	EUR	91,405	92,680
[3]	Kingdom of Spain	2.700%	10/31/2048	EUR	84,351	81,158
[3]	Kingdom of Spain	1.000%	10/31/2050	EUR	33,127	21,013
[3]	Kingdom of Spain	1.900%	10/31/2052	EUR	103,091	79,741
[3]	Kingdom of Spain	4.000%	10/31/2054	EUR	108,694	126,102
[3]	Kingdom of Spain	3.450%	7/30/2066	EUR	53,292	54,153
[3]	Kingdom of Spain	1.450%	10/31/2071	EUR	36,946	20,031
	Xunta de Galicia	3.711%	7/30/2029	EUR	6,300	7,552
	Xunta de Galicia	3.296%	4/30/2031	EUR	9,100	10,788
						5,155,748
Supranational (4.8%)
	African Development Bank	0.500%	3/22/2027	EUR	10,191	11,486
	African Development Bank	3.300%	7/27/2027	AUD	509	330
	African Development Bank	3.350%	8/8/2028	AUD	373	240
	African Development Bank	0.500%	3/21/2029	EUR	7,854	8,501
	African Development Bank	2.250%	9/14/2029	EUR	3,696	4,234
	Asian Development Bank	0.125%	12/15/2026	GBP	8,198	10,347
	Asian Development Bank	4.650%	2/16/2027	CAD	1,424	1,043
	Asian Development Bank	4.050%	4/19/2027	CAD	8,100	5,908
	Asian Development Bank	3.400%	9/10/2027	AUD	11,655	7,570
	Asian Development Bank	0.250%	10/28/2027	GBP	6,918	8,485
	Asian Development Bank	0.750%	12/7/2027	GBP	6,365	7,855
	Asian Development Bank	1.125%	2/10/2028	NZD	2,000	1,099
	Asian Development Bank	3.300%	5/24/2028	CAD	3,900	2,832
	Asian Development Bank	4.875%	6/29/2028	NZD	7,000	4,187
	Asian Development Bank	3.300%	8/8/2028	AUD	1,320	849
	Asian Development Bank	0.000%	10/24/2029	EUR	7,788	8,195
	Asian Development Bank	0.025%	1/31/2030	EUR	7,834	8,165
	Asian Development Bank	4.500%	6/20/2030	AUD	4,850	3,217
	Asian Development Bank	0.100%	6/17/2031	EUR	8,447	8,492
93

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Asian Development Bank	1.950%	7/22/2032	EUR	8,930	9,830
	Asian Development Bank	4.800%	1/17/2033	AUD	12,000	7,960
	Asian Development Bank	2.000%	6/10/2037	EUR	4,669	4,768
	Corp. Andina de Fomento	2.375%	7/13/2027	EUR	3,440	3,971
	Corp. Andina de Fomento	4.500%	9/14/2027	AUD	816	531
	Corp. Andina de Fomento	4.500%	3/7/2028	EUR	4,057	4,895
	Corp. Andina de Fomento	3.625%	2/13/2030	EUR	33,052	39,330
	Council of Europe Development Bank	0.250%	1/19/2032	EUR	9,338	9,283
	Council of Europe Development Bank	2.875%	3/25/2032	EUR	25,000	29,139
	Council of Europe Development Bank	2.625%	1/11/2034	EUR	11,000	12,461
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	2.600%	1/13/2027	AUD	12,660	8,153
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	4.550%	3/30/2027	CAD	1,372	1,003
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	3.350%	5/21/2029	AUD	2,190	1,395
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	2.875%	2/4/2030	CHF	5,000	6,878
	European Bank for Reconstruction & Development	2.875%	7/17/2031	EUR	12,240	14,303
[5]	European Financial Stability Facility	0.750%	5/3/2027	EUR	28,413	32,103
[5]	European Financial Stability Facility	0.875%	7/26/2027	EUR	12,810	14,461
[5]	European Financial Stability Facility	0.000%	10/13/2027	EUR	18,000	19,911
[5]	European Financial Stability Facility	0.950%	2/14/2028	EUR	21,454	24,073
[5]	European Financial Stability Facility	0.875%	9/5/2028	EUR	7,003	7,779
[5]	European Financial Stability Facility	3.000%	12/15/2028	EUR	40,000	47,123
[5]	European Financial Stability Facility	3.500%	4/11/2029	EUR	12,500	14,956
[5]	European Financial Stability Facility	2.625%	7/16/2029	EUR	30,000	34,915
[5]	European Financial Stability Facility	0.050%	10/17/2029	EUR	7,997	8,410
[5]	European Financial Stability Facility	0.125%	3/18/2030	EUR	9,689	10,107
[5]	European Financial Stability Facility	0.000%	1/20/2031	EUR	53,917	54,504
[5]	European Financial Stability Facility	2.875%	5/28/2031	EUR	35,000	40,976
[5]	European Financial Stability Facility	3.875%	3/30/2032	EUR	10,248	12,644
[5]	European Financial Stability Facility	2.750%	9/27/2032	EUR	45,000	51,877
[5]	European Financial Stability Facility	2.875%	2/16/2033	EUR	31,851	36,920
[5]	European Financial Stability Facility	1.250%	5/24/2033	EUR	23,345	24,081
[5]	European Financial Stability Facility	2.875%	2/13/2034	EUR	25,000	28,839
[5]	European Financial Stability Facility	2.875%	1/29/2035	EUR	25,959	29,688
[5]	European Financial Stability Facility	0.875%	4/10/2035	EUR	38,787	37,052
[5]	European Financial Stability Facility	3.375%	4/3/2037	EUR	5,378	6,344
[5]	European Financial Stability Facility	1.450%	9/5/2040	EUR	10,447	9,328
[5]	European Financial Stability Facility	1.700%	2/13/2043	EUR	18,810	16,634
[5]	European Financial Stability Facility	2.350%	7/29/2044	EUR	26,968	26,029
[5]	European Financial Stability Facility	1.375%	5/31/2047	EUR	29,083	22,771
[5]	European Financial Stability Facility	1.800%	7/10/2048	EUR	19,554	16,306
[5]	European Financial Stability Facility	0.700%	1/20/2050	EUR	15,370	9,504
[5]	European Financial Stability Facility	0.700%	1/17/2053	EUR	18,093	10,354
[5]	European Financial Stability Facility	1.750%	7/17/2053	EUR	1,793	1,387
	European Investment Bank	1.750%	11/12/2026	SEK	25,000	2,620
	European Investment Bank	0.000%	12/22/2026	EUR	28,656	32,301
	European Investment Bank	0.500%	1/15/2027	EUR	27,516	31,152
	European Investment Bank	3.500%	4/15/2027	EUR	27,561	32,410
	European Investment Bank	0.000%	6/17/2027	EUR	9,690	10,816
	European Investment Bank	0.375%	9/15/2027	EUR	75,514	84,436
	European Investment Bank	3.750%	12/7/2027	GBP	1,947	2,555
	European Investment Bank	1.000%	1/28/2028	CAD	5,538	3,817
	European Investment Bank	4.500%	1/31/2028	GBP	48,858	65,098
	European Investment Bank	3.300%	2/3/2028	AUD	1,147	742
	European Investment Bank	0.000%	3/28/2028	EUR	19,098	20,932
	European Investment Bank	1.375%	5/12/2028	SEK	38,260	3,934
	European Investment Bank	4.200%	8/21/2028	AUD	24,697	16,261
	European Investment Bank	0.000%	9/28/2028	EUR	11,672	12,643
	European Investment Bank	6.000%	12/7/2028	GBP	8,198	11,425
	European Investment Bank	0.625%	1/22/2029	EUR	23,372	25,617
	European Investment Bank	4.000%	2/15/2029	GBP	43,601	57,468
	European Investment Bank	3.300%	5/25/2029	AUD	3,524	2,256
	European Investment Bank	0.125%	6/20/2029	EUR	5,894	6,292
	European Investment Bank	0.250%	9/14/2029	EUR	9,544	10,179
	European Investment Bank	3.625%	10/22/2029	GBP	10,000	13,004
	European Investment Bank	0.050%	11/15/2029	EUR	20,000	21,059
	European Investment Bank	0.050%	1/16/2030	EUR	16,660	17,473
	European Investment Bank	2.375%	5/15/2030	EUR	68,470	78,943
	European Investment Bank	2.750%	7/30/2030	EUR	17,390	20,385
	European Investment Bank	0.000%	9/9/2030	EUR	12,731	13,079
	European Investment Bank	2.750%	9/13/2030	EUR	15,373	17,976
94

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Investment Bank	0.000%	1/14/2031	EUR	23,948	24,345
European Investment Bank	1.300%	1/27/2031	AUD	23,318	13,116
European Investment Bank	1.000%	3/14/2031	EUR	22,265	23,771
European Investment Bank	2.875%	10/15/2031	EUR	62,986	74,046
European Investment Bank	1.000%	4/14/2032	EUR	16,396	17,170
European Investment Bank	5.625%	6/7/2032	GBP	2,000	2,851
European Investment Bank	1.125%	11/15/2032	EUR	10,248	10,676
European Investment Bank	2.875%	1/12/2033	EUR	18,511	21,662
European Investment Bank	1.125%	4/13/2033	EUR	15,372	15,886
European Investment Bank	3.000%	7/15/2033	EUR	41,052	48,320
European Investment Bank	2.750%	1/16/2034	EUR	29,958	34,511
European Investment Bank	2.625%	9/4/2034	EUR	64,000	72,664
European Investment Bank	2.875%	1/15/2035	EUR	59,894	69,067
European Investment Bank	0.200%	3/17/2036	EUR	14,007	12,199
European Investment Bank	3.125%	6/30/2036	CHF	5,505	8,551
European Investment Bank	1.125%	9/15/2036	EUR	14,593	13,940
European Investment Bank	3.875%	6/8/2037	GBP	10,767	13,156
European Investment Bank	5.000%	4/15/2039	GBP	3,584	4,781
European Investment Bank	2.750%	3/15/2040	EUR	9,505	10,336
European Investment Bank	0.250%	6/15/2040	EUR	11,552	8,640
European Investment Bank	0.010%	5/15/2041	EUR	6,000	4,152
European Investment Bank	3.625%	3/14/2042	EUR	2,869	3,380
European Investment Bank	1.000%	11/14/2042	EUR	5,124	4,071
European Investment Bank	4.500%	3/7/2044	GBP	4,355	5,321
European Investment Bank	0.875%	9/13/2047	EUR	5,124	3,574
European Investment Bank	1.500%	11/15/2047	EUR	2,561	2,049
European Investment Bank	1.500%	10/16/2048	EUR	1,575	1,231
European Investment Bank	0.050%	1/27/2051	EUR	10,303	4,942
European Investment Bank	4.625%	10/12/2054	GBP	3,945	4,717
European Stability Mechanism	0.750%	3/15/2027	EUR	19,640	22,254
European Stability Mechanism	0.750%	9/5/2028	EUR	9,456	10,480
European Stability Mechanism	0.500%	3/5/2029	EUR	21,522	23,483
European Stability Mechanism	0.010%	3/4/2030	EUR	26,804	27,954
European Stability Mechanism	0.010%	10/15/2031	EUR	12,202	12,148
European Stability Mechanism	1.200%	5/23/2033	EUR	6,148	6,371
European Stability Mechanism	2.750%	9/15/2034	EUR	25,000	28,656
European Stability Mechanism	2.750%	2/26/2035	EUR	15,000	17,137
European Stability Mechanism	1.625%	11/17/2036	EUR	20,471	20,699
European Stability Mechanism	1.750%	10/20/2045	EUR	5,124	4,507
European Stability Mechanism	1.800%	11/2/2046	EUR	16,820	14,775
European Stability Mechanism	1.850%	12/1/2055	EUR	17,355	13,514
European Union	2.000%	10/4/2027	EUR	41,133	47,342
European Union	2.500%	11/4/2027	EUR	9,736	11,309
European Union	2.875%	12/6/2027	EUR	69,319	81,138
European Union	0.000%	6/2/2028	EUR	39,303	42,932
European Union	2.625%	7/4/2028	EUR	100,000	116,542
European Union	0.000%	10/4/2028	EUR	25,684	27,790
European Union	3.125%	12/5/2028	EUR	233,316	276,085
European Union	2.875%	10/5/2029	EUR	171,230	201,187
European Union	1.625%	12/4/2029	EUR	50,505	56,573
European Union	2.500%	10/14/2030	EUR	40,000	46,121
European Union	3.125%	12/4/2030	EUR	23,634	28,055
European Union	0.750%	4/4/2031	EUR	16,781	17,615
European Union	0.000%	4/22/2031	EUR	20,237	20,319
European Union	0.000%	7/4/2031	EUR	102,758	102,717
European Union	2.500%	12/4/2031	EUR	104,516	119,690
European Union	1.000%	7/6/2032	EUR	54,884	56,850
European Union	2.750%	2/4/2033	EUR	38,385	44,274
European Union	3.250%	7/4/2034	EUR	29,342	34,698
European Union	3.000%	12/4/2034	EUR	73,002	84,467
European Union	0.000%	7/4/2035	EUR	55,110	47,691
European Union	3.375%	12/12/2035	EUR	91,418	108,112
European Union	0.250%	4/22/2036	EUR	21,290	18,296
European Union	0.200%	6/4/2036	EUR	44,216	37,710
European Union	0.400%	2/4/2037	EUR	31,007	26,579
European Union	0.875%	3/11/2037	EUR	1,868	1,676
European Union	2.750%	12/4/2037	EUR	18,962	20,817
European Union	3.375%	10/4/2038	EUR	68,877	79,653
European Union	3.375%	10/4/2039	EUR	128,468	147,046
European Union	3.625%	12/12/2040	EUR	29,686	34,547
95

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Union	0.450%	7/4/2041	EUR	74,094	54,224
European Union	3.750%	4/4/2042	EUR	5,124	5,989
European Union	3.375%	11/4/2042	EUR	17,623	19,735
European Union	1.250%	2/4/2043	EUR	83,353	67,407
European Union	4.000%	4/4/2044	EUR	58,538	70,378
European Union	3.750%	10/12/2045	EUR	67,384	77,808
European Union	0.450%	5/2/2046	EUR	17,889	11,172
European Union	0.750%	1/4/2047	EUR	21,887	14,601
European Union	2.625%	2/4/2048	EUR	35,988	34,479
European Union	3.250%	2/4/2050	EUR	59,276	62,280
European Union	0.700%	7/6/2051	EUR	71,821	41,643
European Union	2.500%	10/4/2052	EUR	79,515	70,829
European Union	3.000%	3/4/2053	EUR	9,955	9,786
European Union	3.375%	10/5/2054	EUR	124,792	130,353
European Union	4.000%	10/12/2055	EUR	45,000	52,220
Inter-American Development Bank	0.875%	8/27/2027	CAD	3,219	2,229
Inter-American Development Bank	2.125%	12/15/2028	GBP	4,200	5,237
Inter-American Development Bank	4.700%	10/3/2030	AUD	12,000	8,030
Inter-American Development Bank	3.290%	6/28/2032	AUD	5,238	3,174
Inter-American Investment Corp.	2.750%	7/14/2032	EUR	11,000	12,627
International Bank for Reconstruction & Development	0.750%	12/15/2026	GBP	7,107	9,030
International Bank for Reconstruction & Development	0.000%	1/15/2027	EUR	23,660	26,608
International Bank for Reconstruction & Development	1.800%	1/19/2027	CAD	5,418	3,837
International Bank for Reconstruction & Development	0.250%	9/23/2027	GBP	10,248	12,615
International Bank for Reconstruction & Development	0.625%	9/24/2027	NZD	9,490	5,217
International Bank for Reconstruction & Development	0.875%	9/28/2027	CAD	2,761	1,910
International Bank for Reconstruction & Development	0.625%	11/22/2027	EUR	5,635	6,299
International Bank for Reconstruction & Development	4.400%	1/13/2028	AUD	25,000	16,554
International Bank for Reconstruction & Development	3.700%	1/18/2028	CAD	9,700	7,088
International Bank for Reconstruction & Development	0.010%	4/24/2028	EUR	26,829	29,315
International Bank for Reconstruction & Development	1.625%	5/10/2028	NZD	6,735	3,732
International Bank for Reconstruction & Development	0.625%	7/14/2028	GBP	11,122	13,428
International Bank for Reconstruction & Development	3.300%	8/14/2028	AUD	10,683	6,884
International Bank for Reconstruction & Development	2.900%	9/5/2028	CAD	3,200	2,300
International Bank for Reconstruction & Development	3.875%	10/2/2028	GBP	24,250	31,860
International Bank for Reconstruction & Development	1.250%	12/13/2028	GBP	6,012	7,306
International Bank for Reconstruction & Development	4.300%	1/10/2029	AUD	10,000	6,617
International Bank for Reconstruction & Development	1.950%	9/20/2029	CAD	919	636
International Bank for Reconstruction & Development	1.000%	12/21/2029	GBP	1,720	2,013
International Bank for Reconstruction & Development	0.000%	2/21/2030	EUR	5,854	6,094
International Bank for Reconstruction & Development	0.500%	4/16/2030	EUR	2,767	2,934
International Bank for Reconstruction & Development	4.250%	9/18/2030	CAD	10,600	8,029
International Bank for Reconstruction & Development	1.100%	11/18/2030	AUD	3,852	2,165
International Bank for Reconstruction & Development	4.125%	7/31/2031	GBP	11,548	15,223
International Bank for Reconstruction & Development	2.600%	8/28/2031	EUR	12,500	14,418
International Bank for Reconstruction & Development	5.750%	6/7/2032	GBP	3,074	4,391
International Bank for Reconstruction & Development	0.625%	1/12/2033	EUR	23,743	23,666
International Bank for Reconstruction & Development	4.200%	4/21/2033	AUD	6,000	3,825
International Bank for Reconstruction & Development	2.900%	2/14/2034	EUR	20,085	23,296
International Bank for Reconstruction & Development	1.200%	8/8/2034	EUR	16,943	17,034
International Bank for Reconstruction & Development	0.500%	6/21/2035	EUR	1,844	1,693
International Bank for Reconstruction & Development	3.000%	7/23/2035	EUR	10,000	11,555
International Bank for Reconstruction & Development	0.100%	9/17/2035	EUR	2,801	2,434
International Bank for Reconstruction & Development	3.100%	4/14/2038	EUR	4,400	4,993
International Bank for Reconstruction & Development	3.450%	9/13/2038	EUR	9,545	11,198
International Bank for Reconstruction & Development	0.700%	10/22/2046	EUR	5,260	3,550
International Bank for Reconstruction & Development	0.125%	1/3/2051	EUR	4,315	2,142
International Bank for Reconstruction & Development	0.200%	1/21/2061	EUR	2,767	1,045
International Development Association	0.750%	9/21/2028	GBP	1,502	1,807
International Development Association	2.500%	5/28/2030	EUR	15,000	17,308
International Development Association	0.000%	7/15/2031	EUR	9,338	9,279
International Development Association	0.350%	4/22/2036	EUR	28,250	24,582
International Development Association	1.750%	5/5/2037	EUR	12,000	11,894
International Development Association	0.700%	1/17/2042	EUR	5,789	4,414
International Development Association	3.200%	1/18/2044	EUR	10,000	10,990
International Development Association	3.500%	6/12/2045	EUR	5,000	5,690
International Finance Corp.	1.850%	1/28/2027	CAD	5,138	3,639
International Finance Corp.	3.200%	10/18/2027	AUD	611	395
International Finance Corp.	0.750%	5/24/2028	AUD	6,500	3,929
International Finance Corp.	4.875%	12/19/2028	NZD	5,000	3,012
96

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
International Finance Corp.	2.550%	1/22/2029	CAD	1,200	854
International Finance Corp.	3.150%	6/26/2029	AUD	4,864	3,093
International Finance Corp.	4.875%	12/13/2029	NZD	4,400	2,669
International Finance Corp.	4.500%	5/20/2030	AUD	15,000	9,962
International Finance Corp.	3.635%	8/26/2033	AUD	6,500	3,973
International Finance Corp.	1.500%	4/15/2035	AUD	13,020	6,344
Nordic Investment Bank	0.125%	12/15/2026	GBP	13,368	16,869
Nordic Investment Bank	4.375%	2/21/2030	NZD	2,500	1,489
					5,443,145
Sweden (0.3%)
Kingdom of Sweden	2.000%	6/26/2028	EUR	54,000	61,998
Kingdom of Sweden	0.750%	11/12/2029	SEK	198,515	19,856
Kingdom of Sweden	0.125%	5/12/2031	SEK	582,080	54,690
Kingdom of Sweden	2.250%	6/1/2032	SEK	188,345	19,776
Kingdom of Sweden	1.750%	11/11/2033	SEK	195,000	19,535
Kingdom of Sweden	2.250%	5/11/2035	SEK	370,000	37,975
Kingdom of Sweden	1.375%	6/23/2071	SEK	168,410	10,390
Kommuninvest I Sverige AB	1.000%	11/12/2026	SEK	306,190	31,883
Kommuninvest I Sverige AB	2.750%	2/12/2027	EUR	5,400	6,270
Kommuninvest I Sverige AB	3.250%	11/12/2029	SEK	120,000	12,908
Kommuninvest I Sverige AB	3.250%	6/12/2030	SEK	200,000	21,477
Kommuninvest I Sverige AB	2.750%	11/12/2030	SEK	500,000	52,381
Svensk Exportkredit AB	2.750%	2/23/2028	EUR	25,000	29,076
					378,215
Switzerland (0.4%)
Canton of Basel-Landschaft	1.375%	9/29/2034	CHF	8,465	11,261
Canton of Basel-Landschaft	1.000%	3/5/2040	CHF	5,000	6,390
Canton of Geneva Switzerland	1.625%	7/30/2029	CHF	1,805	2,401
Canton of Geneva Switzerland	0.400%	4/28/2036	CHF	2,545	3,080
Canton of Geneva Switzerland	0.600%	7/4/2046	CHF	1,520	1,770
Canton of Solothurn	1.000%	2/20/2045	CHF	10,000	12,783
Canton of Vaud	2.000%	10/24/2033	CHF	4,540	6,302
Canton of Zurich	1.250%	12/3/2032	CHF	1,525	2,006
Canton of Zurich	2.000%	7/29/2038	CHF	5,100	7,332
Canton of Zurich	0.250%	7/12/2039	CHF	13,875	16,102
City of Zurich Switzerland	2.550%	3/10/2036	CHF	10,000	14,595
Swiss Confederation	3.250%	6/27/2027	CHF	4,593	6,027
Swiss Confederation	0.500%	5/27/2030	CHF	26,454	33,672
Swiss Confederation	2.250%	6/22/2031	CHF	44,889	62,805
Swiss Confederation	0.500%	6/27/2032	CHF	7,246	9,275
Swiss Confederation	3.500%	4/8/2033	CHF	10,512	16,388
Swiss Confederation	0.000%	6/26/2034	CHF	14,655	18,032
Swiss Confederation	0.250%	6/23/2035	CHF	52,207	65,569
Swiss Confederation	2.500%	3/8/2036	CHF	10,137	15,633
Swiss Confederation	1.500%	10/26/2038	CHF	10,000	14,355
Swiss Confederation	0.500%	5/28/2040	CHF	6,000	7,670
Swiss Confederation	1.500%	4/30/2042	CHF	20,974	30,903
Swiss Confederation	1.250%	6/28/2043	CHF	13,007	18,665
Swiss Confederation	0.500%	6/28/2045	CHF	12,757	16,183
Swiss Confederation	4.000%	1/6/2049	CHF	14,337	32,156
Swiss Confederation	0.500%	5/24/2055	CHF	3,188	4,203
Swiss Confederation	0.500%	5/30/2058	CHF	19,513	26,164
Swiss Confederation	2.000%	6/25/2064	CHF	2,449	5,105
					466,827
Thailand (1.0%)
Kingdom of Thailand	2.125%	12/17/2026	THB	496,408	15,500
Kingdom of Thailand	2.250%	3/17/2027	THB	900,000	28,204
Kingdom of Thailand	1.000%	6/17/2027	THB	1,423,372	43,816
Kingdom of Thailand	2.400%	11/17/2027	THB	1,000,000	31,620
Kingdom of Thailand	3.580%	12/17/2027	THB	466,275	15,111
Kingdom of Thailand	5.670%	3/13/2028	THB	61,239	2,087
Kingdom of Thailand	2.050%	4/17/2028	THB	720,000	22,673
Kingdom of Thailand	2.650%	6/17/2028	THB	1,100,000	35,194
Kingdom of Thailand	2.875%	12/17/2028	THB	839,187	27,211
Kingdom of Thailand	2.400%	3/17/2029	THB	1,485,000	47,540
Kingdom of Thailand	4.875%	6/22/2029	THB	887,982	30,856
Kingdom of Thailand	2.500%	11/17/2029	THB	600,000	19,373
Kingdom of Thailand	1.600%	12/17/2029	THB	744,661	23,232
Kingdom of Thailand	1.660%	3/17/2030	THB	770,000	24,087
97

Total International Bond Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kingdom of Thailand	3.650%	6/20/2031	THB	627,711	21,697
	Kingdom of Thailand	2.000%	12/17/2031	THB	1,142,818	36,357
	Kingdom of Thailand	3.775%	6/25/2032	THB	769,585	27,157
	Kingdom of Thailand	3.350%	6/17/2033	THB	995,000	34,566
	Kingdom of Thailand	2.800%	6/17/2034	THB	835,000	28,132
	Kingdom of Thailand	2.410%	3/17/2035	THB	1,000,000	32,817
	Kingdom of Thailand	1.600%	6/17/2035	THB	153,099	4,687
	Kingdom of Thailand	1.585%	12/17/2035	THB	1,231,603	37,617
	Kingdom of Thailand	3.400%	6/17/2036	THB	1,181,203	42,210
	Kingdom of Thailand	3.390%	6/17/2037	THB	1,091,000	39,315
	Kingdom of Thailand	4.260%	12/12/2037	THB	141,362	5,404
	Kingdom of Thailand	3.300%	6/17/2038	THB	1,076,247	38,408
	Kingdom of Thailand	2.700%	6/17/2040	THB	750,000	25,341
	Kingdom of Thailand	3.800%	6/14/2041	THB	76,549	2,923
	Kingdom of Thailand	2.000%	6/17/2042	THB	970,118	29,174
	Kingdom of Thailand	3.450%	6/17/2043	THB	1,110,000	40,745
	Kingdom of Thailand	4.675%	6/29/2044	THB	429,761	18,272
	Kingdom of Thailand	2.980%	6/17/2045	THB	850,000	29,267
	Kingdom of Thailand	2.875%	6/17/2046	THB	576,435	19,508
	Kingdom of Thailand	3.140%	6/17/2047	THB	811,000	28,331
	Kingdom of Thailand	1.875%	6/17/2049	THB	472,937	13,487
	Kingdom of Thailand	3.150%	6/17/2050	THB	930,000	32,640
	Kingdom of Thailand	2.750%	6/17/2052	THB	137,200	4,578
	Kingdom of Thailand	4.000%	6/17/2055	THB	1,024,340	42,147
	Kingdom of Thailand	4.850%	6/17/2061	THB	9,492	461
	Kingdom of Thailand	4.000%	6/17/2066	THB	248,447	10,776
	Kingdom of Thailand	3.600%	6/17/2067	THB	895,459	36,018
	Kingdom of Thailand	2.500%	6/17/2071	THB	93,000	2,891
	Kingdom of Thailand	4.000%	6/17/2072	THB	694,000	31,162
						1,082,592
United Kingdom (5.9%)
[2]	Community Finance Co. 1 plc	5.017%	7/31/2034	GBP	2,253	2,973
[4]	LCR Finance plc	4.500%	12/7/2028	GBP	3,843	5,126
[4]	LCR Finance plc	5.100%	3/7/2051	GBP	3,433	4,354
	United Kingdom Gilt	4.125%	1/29/2027	GBP	275,952	363,973
	United Kingdom Gilt	3.750%	3/7/2027	GBP	175,000	229,841
	United Kingdom Gilt	4.250%	12/7/2027	GBP	43,775	58,261
	United Kingdom Gilt	4.375%	3/7/2028	GBP	153,000	203,684
	United Kingdom Gilt	4.500%	6/7/2028	GBP	195,316	261,278
	United Kingdom Gilt	0.500%	1/31/2029	GBP	69,837	82,921
	United Kingdom Gilt	4.125%	7/22/2029	GBP	312,503	414,783
	United Kingdom Gilt	4.375%	3/7/2030	GBP	315,000	421,813
	United Kingdom Gilt	0.375%	10/22/2030	GBP	62,000	69,063
	United Kingdom Gilt	4.750%	12/7/2030	GBP	64,441	88,245
	United Kingdom Gilt	0.250%	7/31/2031	GBP	147,814	158,532
	United Kingdom Gilt	4.000%	10/22/2031	GBP	166,289	218,224
	United Kingdom Gilt	1.000%	1/31/2032	GBP	70,000	76,811
	United Kingdom Gilt	4.250%	6/7/2032	GBP	98,346	130,990
	United Kingdom Gilt	3.250%	1/31/2033	GBP	170,000	210,499
	United Kingdom Gilt	4.125%	3/7/2033	GBP	50,000	65,317
	United Kingdom Gilt	0.875%	7/31/2033	GBP	193,000	198,285
	United Kingdom Gilt	4.625%	1/31/2034	GBP	115,100	154,858
	United Kingdom Gilt	4.250%	7/31/2034	GBP	25,979	33,928
	United Kingdom Gilt	4.500%	9/7/2034	GBP	44,109	58,763
	United Kingdom Gilt	4.500%	3/7/2035	GBP	130,408	172,662
	United Kingdom Gilt	0.625%	7/31/2035	GBP	98,948	91,551
	United Kingdom Gilt	4.750%	10/22/2035	GBP	20,000	26,863
	United Kingdom Gilt	4.250%	3/7/2036	GBP	70,175	90,433
	United Kingdom Gilt	1.750%	9/7/2037	GBP	74,538	72,827
	United Kingdom Gilt	3.750%	1/29/2038	GBP	301,747	362,979
	United Kingdom Gilt	4.750%	12/7/2038	GBP	59,702	78,918
	United Kingdom Gilt	1.125%	1/31/2039	GBP	148,949	127,685
	United Kingdom Gilt	4.250%	9/7/2039	GBP	25,889	32,295
	United Kingdom Gilt	4.375%	1/31/2040	GBP	101,012	127,022
	United Kingdom Gilt	4.250%	12/7/2040	GBP	25,406	31,270
	United Kingdom Gilt	5.250%	1/31/2041	GBP	28,037	38,316
	United Kingdom Gilt	1.250%	10/22/2041	GBP	99,525	78,830
	United Kingdom Gilt	4.500%	12/7/2042	GBP	76,190	95,010
	United Kingdom Gilt	4.750%	10/22/2043	GBP	122,580	155,920
98

Total International Bond Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
United Kingdom Gilt	3.250%	1/22/2044	GBP	68,116	70,538
United Kingdom Gilt	3.500%	1/22/2045	GBP	74,660	79,491
United Kingdom Gilt	0.875%	1/31/2046	GBP	59,579	37,014
United Kingdom Gilt	4.250%	12/7/2046	GBP	79,111	92,771
United Kingdom Gilt	1.500%	7/22/2047	GBP	85,600	59,614
United Kingdom Gilt	1.750%	1/22/2049	GBP	56,486	40,449
United Kingdom Gilt	4.250%	12/7/2049	GBP	53,888	62,410
United Kingdom Gilt	0.625%	10/22/2050	GBP	58,909	28,940
United Kingdom Gilt	1.250%	7/31/2051	GBP	124,644	72,919
United Kingdom Gilt	3.750%	7/22/2052	GBP	53,582	56,200
United Kingdom Gilt	1.500%	7/31/2053	GBP	73,769	44,742
United Kingdom Gilt	3.750%	10/22/2053	GBP	129,524	134,495
United Kingdom Gilt	4.375%	7/31/2054	GBP	179,520	208,297
United Kingdom Gilt	1.625%	10/22/2054	GBP	50,592	31,321
United Kingdom Gilt	4.250%	12/7/2055	GBP	79,510	90,178
United Kingdom Gilt	1.750%	7/22/2057	GBP	92,515	57,433
United Kingdom Gilt	4.000%	1/22/2060	GBP	48,637	52,375
United Kingdom Gilt	0.500%	10/22/2061	GBP	90,029	31,406
United Kingdom Gilt	4.000%	10/22/2063	GBP	78,331	83,462
United Kingdom Gilt	2.500%	7/22/2065	GBP	68,527	50,416
United Kingdom Gilt	3.500%	7/22/2068	GBP	68,734	65,449
United Kingdom Gilt	1.625%	10/22/2071	GBP	65,836	35,429
United Kingdom Gilt	1.125%	10/22/2073	GBP	21,639	9,306
					6,589,758
Total Sovereign Bonds (Cost $91,708,592)					86,268,729
99

Total International Bond Index Fund
Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.9%)
Money Market Fund (1.9%)
[11]	Vanguard Market Liquidity Fund (Cost $2,152,311)	4.141%	21,524,662	2,152,466
Total Investments (99.2%) (Cost $116,720,719)	111,764,013
Other Assets and Liabilities—Net (0.8%)	899,135
Net Assets (100.0%)	112,663,148
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Guaranteed by the Republic of Austria.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $21,318,152, representing 18.9% of net assets.
4	Guaranteed by the Government of the United Kingdom.
5	Guaranteed by multiple countries.
6	Securities with a value of $1,731,678 have been pledged as collateral for open forward currency contracts.
7	Securities with a value of $5,683 have been segregated as initial margin for open futures contracts.
8	Securities with a value of $809 have been segregated as collateral for open forward currency contracts.
9	Guaranteed by the Federal Republic of Germany.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2025.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GMTN—Global Medium Term Note.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
CNY—Chinese renminbi.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PEN—Peruvian sol.
PLN—Polish zloty.
RON—Romanian leu.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro-Bobl	December 2025	1,474	200,924	713
Euro-Schatz	December 2025	7,436	917,794	(336)
				377

100

Total International Bond Index Fund
Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
UBS AG	11/5/2025	CLP	62,834,361	USD	66,484	184	—
Citibank, N.A.	11/5/2025	CLP	62,000,000	USD	65,765	18	—
State Street Bank & Trust Co.	11/5/2025	CLP	31,000,000	USD	32,965	—	(73)
HSBC Bank plc	11/4/2025	CNY	1,892,093	USD	266,642	—	(291)
State Street Bank & Trust Co.	11/4/2025	CNY	1,892,093	USD	266,492	—	(140)
Standard Chartered Bank	11/4/2025	CNY	1,892,093	USD	266,492	—	(140)
State Street Bank & Trust Co.	11/4/2025	CNY	1,892,093	USD	266,155	197	—
Standard Chartered Bank	11/4/2025	CNY	1,892,093	USD	266,136	216	—
Wells Fargo Bank N.A.	11/4/2025	CZK	2,409,887	USD	114,669	—	(503)
Societe Generale SA	11/4/2025	CZK	2,339,008	USD	111,328	—	(520)
Deutsche Bank AG	11/4/2025	CZK	2,339,008	USD	111,133	—	(324)
Standard Chartered Bank	11/4/2025	CZK	1,384,000	USD	65,636	—	(70)
Societe Generale SA	11/4/2025	EUR	3,656,000	USD	4,247,496	—	(32,323)
Toronto-Dominion Bank	11/4/2025	EUR	2,285,000	USD	2,659,557	—	(25,075)
HSBC Bank plc	11/4/2025	EUR	1,828,000	USD	2,129,255	—	(21,668)
Canadian Imperial Bank of Commerce	11/4/2025	EUR	1,828,000	USD	2,128,394	—	(20,810)
Wells Fargo Bank N.A.	11/4/2025	EUR	1,828,000	USD	2,127,610	—	(20,023)
The Bank of New York Mellon Corp.	11/4/2025	EUR	1,371,000	USD	1,596,986	—	(16,297)
Standard Chartered Bank	11/4/2025	EUR	1,371,000	USD	1,594,641	—	(13,950)
Credit Agricole CIB	11/4/2025	EUR	457,000	USD	532,953	—	(6,057)
Standard Chartered Bank	11/4/2025	IDR	8,070,482,992	USD	485,468	—	(84)
Deutsche Bank AG	11/4/2025	IDR	6,679,524,368	USD	401,560	168	—
Citibank, N.A.	11/4/2025	IDR	3,339,762,184	USD	200,936	—	(76)
BNP Paribas	11/4/2025	ILS	313,494	USD	96,402	—	(196)
HSBC Bank plc	11/5/2025	JPY	275,400,000	USD	1,800,796	—	(12,853)
Wells Fargo Bank N.A.	11/5/2025	JPY	277,200,000	USD	1,800,292	—	(665)
Toronto-Dominion Bank	11/5/2025	JPY	238,785,333	USD	1,549,847	386	—
Wells Fargo Bank N.A.	11/5/2025	JPY	198,941,763	USD	1,291,115	448	—
Toronto-Dominion Bank	11/5/2025	JPY	154,214,390	USD	1,007,296	—	(6,111)
BNP Paribas	11/5/2025	JPY	138,600,000	USD	900,760	—	(946)
The Bank of New York Mellon Corp.	11/5/2025	JPY	136,890,000	USD	900,712	—	(12,000)
The Bank of New York Mellon Corp.	11/5/2025	JPY	138,600,000	USD	899,066	748	—
Standard Chartered Bank	11/5/2025	JPY	91,242,667	USD	592,273	89	—
Citibank, N.A.	11/5/2025	JPY	70,228,802	USD	461,299	—	(5,363)
Barclays Bank plc	11/5/2025	JPY	68,850,000	USD	452,782	—	(5,797)
Bank of Montreal	11/5/2025	JPY	69,300,000	USD	450,117	—	(210)
HSBC Bank plc	11/5/2025	JPY	68,445,000	USD	443,958	398	—
State Street Bank & Trust Co.	11/5/2025	KRW	2,116,815,000	USD	1,476,985	5,823	—
BNP Paribas	11/5/2025	KRW	423,363,000	USD	297,619	—	(1,057)
State Street Bank & Trust Co.	11/5/2025	KRW	423,363,000	USD	297,243	—	(681)
BNP Paribas	11/5/2025	KRW	423,363,000	USD	296,464	97	—
Deutsche Bank AG	11/5/2025	KRW	423,363,000	USD	295,975	586	—
Wells Fargo Bank N.A.	11/5/2025	KRW	423,359,990	USD	295,581	979	—
Deutsche Bank AG	11/5/2025	KRW	45,000,000	USD	32,115	—	(592)
JPMorgan Chase Bank, N.A.	11/5/2025	KRW	30,000,000	USD	21,420	—	(404)
Citibank, N.A.	11/5/2025	KRW	17,509,021	USD	12,493	—	(228)
BNP Paribas	11/4/2025	MYR	3,663,640	USD	873,470	1,564	—
Bank of America, N.A.	11/4/2025	MYR	915,910	USD	218,699	60	—
Standard Chartered Bank	11/4/2025	MYR	915,910	USD	217,814	944	—
HSBC Bank plc	11/4/2025	MYR	915,910	USD	217,143	1,615	—
Citibank, N.A.	11/5/2025	PEN	299,265	USD	88,491	388	—
Wells Fargo Bank N.A.	11/5/2025	PEN	270,000	USD	79,524	665	—
State Street Bank & Trust Co.	11/5/2025	PEN	116,000	USD	34,138	314	—
101

Total International Bond Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Wells Fargo Bank N.A.	11/4/2025	PLN	1,389,242	USD	379,120	—	(2,950)
Canadian Imperial Bank of Commerce	11/4/2025	PLN	694,621	USD	189,115	—	(1,030)
Deutsche Bank AG	11/4/2025	PLN	694,621	USD	188,781	—	(696)
Standard Chartered Bank	11/4/2025	PLN	215,000	USD	58,266	—	(49)
HSBC Bank plc	11/4/2025	RON	661,646	USD	150,852	—	(913)
JPMorgan Chase Bank, N.A.	11/4/2025	RON	330,823	USD	75,290	—	(320)
Barclays Bank plc	11/4/2025	RON	330,823	USD	75,290	—	(320)
Credit Agricole CIB	11/4/2025	SEK	2,270,575	USD	241,245	—	(2,176)
Toronto-Dominion Bank	11/4/2025	SEK	2,270,575	USD	241,063	—	(1,995)
HSBC Bank plc	11/4/2025	SGD	9,353	USD	7,274	—	(86)
Wells Fargo Bank N.A.	11/4/2025	THB	6,988,841	USD	216,373	—	(156)
Standard Chartered Bank	11/4/2025	THB	6,988,841	USD	216,306	—	(89)
BNP Paribas	11/4/2025	THB	6,988,841	USD	216,038	179	—
Wells Fargo Bank N.A.	11/4/2025	THB	6,988,841	USD	214,447	1,769	—
JPMorgan Chase Bank, N.A.	11/4/2025	THB	6,988,841	USD	214,185	2,032	—
Commonwealth Bank of Australia	11/4/2025	USD	1,827,099	AUD	2,755,659	23,974	—
Commonwealth Bank of Australia	12/2/2025	USD	1,802,062	AUD	2,751,769	905	—
State Street Bank & Trust Co.	11/4/2025	USD	708,903	AUD	1,069,153	9,319	—
Citibank, N.A.	12/2/2025	USD	546,625	AUD	834,703	274	—
Citibank, N.A.	11/4/2025	USD	548,208	AUD	826,783	7,215	—
JPMorgan Chase Bank, N.A.	12/2/2025	USD	477,907	AUD	729,769	240	—
State Street Bank & Trust Co.	12/2/2025	USD	474,331	AUD	724,305	240	—
JPMorgan Chase Bank, N.A.	11/4/2025	USD	476,717	AUD	718,965	6,273	—
HSBC Bank plc	12/2/2025	USD	463,850	AUD	708,305	232	—
HSBC Bank plc	11/4/2025	USD	232,597	AUD	350,792	3,061	—
HSBC Bank plc	12/2/2025	USD	78,513	AUD	120,000	—	(33)
State Street Bank & Trust Co.	11/4/2025	USD	7,459	AUD	11,500	—	(66)
Royal Bank of Canada	11/3/2025	USD	2,780,012	CAD	3,862,003	26,034	—
Toronto-Dominion Bank	11/3/2025	USD	2,691,080	CAD	3,738,460	25,201	—
Royal Bank of Canada	12/1/2025	USD	2,594,524	CAD	3,630,130	2,167	—
Toronto-Dominion Bank	12/1/2025	USD	2,537,877	CAD	3,550,870	2,121	—
Bank of Montreal	12/1/2025	USD	1,432,875	CAD	2,005,000	1,059	—
Bank of Montreal	11/3/2025	USD	1,195,652	CAD	1,661,000	11,200	—
The Bank of New York Mellon Corp.	12/1/2025	USD	489,934	CAD	685,462	430	—
BNP Paribas	11/3/2025	USD	89,999	CAD	125,000	862	—
Standard Chartered Bank	11/3/2025	USD	51,496	CAD	72,000	152	—
Societe Generale SA	11/3/2025	USD	14,347	CAD	20,000	85	—
State Street Bank & Trust Co.	11/4/2025	USD	1,235,072	CHF	979,350	17,467	—
UBS AG	12/2/2025	USD	538,087	CHF	430,990	507	—
State Street Bank & Trust Co.	12/2/2025	USD	537,882	CHF	430,990	302	—
Toronto-Dominion Bank	12/2/2025	USD	426,056	CHF	340,895	853	—
Toronto-Dominion Bank	11/4/2025	USD	275,878	CHF	218,631	4,057	—
HSBC Bank plc	11/4/2025	USD	6,176	CHF	4,894	91	—
UBS AG	11/5/2025	USD	72,712	CLP	69,834,361	—	(1,383)
UBS AG	12/3/2025	USD	66,496	CLP	62,834,361	—	(181)
Citibank, N.A.	12/3/2025	USD	65,779	CLP	62,000,000	—	(13)
State Street Bank & Trust Co.	11/5/2025	USD	33,445	CLP	32,000,000	—	(507)
Wells Fargo Bank N.A.	11/5/2025	USD	33,207	CLP	32,000,000	—	(745)
State Street Bank & Trust Co.	12/3/2025	USD	32,972	CLP	31,000,000	76	—
Citibank, N.A.	11/5/2025	USD	23,039	CLP	22,000,000	—	(303)
HSBC Bank plc	11/4/2025	USD	548,556	CNY	3,904,205	—	(1,042)
Standard Chartered Bank	11/4/2025	USD	520,999	CNY	3,704,174	—	(441)
Standard Chartered Bank	12/2/2025	USD	325,279	CNY	2,305,513	17	—
102

Total International Bond Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
HSBC Bank plc	12/2/2025	USD	267,101	CNY	1,892,093	166	—
State Street Bank & Trust Co.	12/2/2025	USD	266,951	CNY	1,892,093	15	—
State Street Bank & Trust Co.	12/2/2025	USD	266,623	CNY	1,892,093	—	(312)
Standard Chartered Bank	12/2/2025	USD	266,590	CNY	1,892,093	—	(346)
HSBC Bank plc	11/4/2025	USD	260,878	CNY	1,852,087	158	—
Wells Fargo Bank N.A.	12/2/2025	USD	114,734	CZK	2,409,887	502	—
Societe Generale SA	12/2/2025	USD	111,391	CZK	2,339,008	519	—
Deutsche Bank AG	12/2/2025	USD	111,196	CZK	2,339,008	323	—
Canadian Imperial Bank of Commerce	11/4/2025	USD	82,479	CZK	1,705,726	1,671	—
UBS AG	11/4/2025	USD	82,417	CZK	1,705,726	1,610	—
BNP Paribas	11/4/2025	USD	82,410	CZK	1,705,726	1,602	—
Wells Fargo Bank N.A.	11/4/2025	USD	82,350	CZK	1,705,726	1,543	—
Standard Chartered Bank	11/4/2025	USD	79,703	CZK	1,649,000	1,583	—
Standard Chartered Bank	12/2/2025	USD	65,672	CZK	1,384,000	68	—
UBS AG	11/4/2025	USD	399,847	DKK	2,534,496	8,536	—
State Street Bank & Trust Co.	12/2/2025	USD	137,621	DKK	886,832	445	—
HSBC Bank plc	11/4/2025	USD	133,259	DKK	844,832	2,822	—
JPMorgan Chase Bank, N.A.	12/2/2025	USD	131,158	DKK	844,832	479	—
Bank of America, N.A.	12/2/2025	USD	131,075	DKK	844,832	396	—
The Bank of New York Mellon Corp.	12/2/2025	USD	131,046	DKK	844,832	368	—
State Street Bank & Trust Co.	12/2/2025	USD	18,698,101	EUR	16,170,000	25,917	—
State Street Bank & Trust Co.	11/4/2025	USD	16,585,513	EUR	14,096,345	333,182	—
Toronto-Dominion Bank	12/2/2025	USD	11,559,406	EUR	9,977,184	38,327	—
Toronto-Dominion Bank	11/4/2025	USD	11,722,525	EUR	9,958,940	240,399	—
Wells Fargo Bank N.A.	12/2/2025	USD	7,025,609	EUR	6,063,257	24,110	—
Societe Generale SA	11/4/2025	USD	6,422,358	EUR	5,460,000	127,271	—
Societe Generale SA	12/2/2025	USD	5,841,934	EUR	5,027,000	37,045	—
Wells Fargo Bank N.A.	11/4/2025	USD	4,924,306	EUR	4,195,000	87,694	—
Canadian Imperial Bank of Commerce	12/2/2025	USD	4,777,311	EUR	4,113,000	27,858	—
Canadian Imperial Bank of Commerce	11/4/2025	USD	4,274,106	EUR	3,640,000	77,381	—
Royal Bank of Canada	11/4/2025	USD	2,985,435	EUR	2,535,756	61,845	—
Standard Chartered Bank	11/4/2025	USD	2,831,235	EUR	2,406,169	57,051	—
JPMorgan Chase Bank, N.A.	11/4/2025	USD	2,748,388	EUR	2,335,000	56,261	—
Standard Chartered Bank	12/2/2025	USD	2,263,033	EUR	1,947,014	14,734	—
The Bank of New York Mellon Corp.	12/2/2025	USD	2,230,244	EUR	1,916,905	16,712	—
Commonwealth Bank of Australia	11/4/2025	USD	2,163,221	EUR	1,839,871	41,949	—
HSBC Bank plc	12/2/2025	USD	2,132,595	EUR	1,828,000	21,724	—
Credit Agricole CIB	11/4/2025	USD	2,138,456	EUR	1,820,000	40,093	—
Citibank, N.A.	12/2/2025	USD	1,975,642	EUR	1,709,000	2,188	—
HSBC Bank plc	11/4/2025	USD	1,737,370	EUR	1,478,000	33,317	—
The Bank of New York Mellon Corp.	11/4/2025	USD	1,600,798	EUR	1,365,000	27,026	—
Royal Bank of Canada	12/2/2025	USD	1,507,866	EUR	1,303,742	2,379	—
Citibank, N.A.	11/4/2025	USD	890,656	EUR	756,494	18,458	—
BNP Paribas	12/2/2025	USD	694,948	EUR	601,157	767	—
UBS AG	11/4/2025	USD	685,150	EUR	582,182	13,925	—
Commonwealth Bank of Australia	12/2/2025	USD	528,862	EUR	458,000	—	(10)
Wells Fargo Bank N.A.	12/2/2025	USD	528,725	EUR	458,000	—	(147)
JPMorgan Chase Bank, N.A.	12/2/2025	USD	528,679	EUR	458,000	—	(193)
Credit Agricole CIB	12/2/2025	USD	533,792	EUR	457,000	6,074	—
State Street Bank & Trust Co.	12/2/2025	USD	527,708	EUR	457,000	—	(9)
Royal Bank of Canada	12/2/2025	USD	527,708	EUR	457,000	—	(9)
JPMorgan Chase Bank, N.A.	12/2/2025	USD	525,388	EUR	454,000	1,136	—
BNP Paribas	11/4/2025	USD	447,150	EUR	379,797	9,265	—
103

Total International Bond Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Barclays Bank plc	12/2/2025	USD	428,067	EUR	370,295	472	—
UBS AG	12/2/2025	USD	282,058	EUR	244,000	301	—
Commonwealth Bank of Australia	12/2/2025	USD	53,176	EUR	46,000	58	—
State Street Bank & Trust Co.	12/2/2025	USD	3,075,668	GBP	2,340,796	367	—
HSBC Bank plc	12/2/2025	USD	2,570,650	GBP	1,956,438	313	—
State Street Bank & Trust Co.	11/4/2025	USD	2,377,671	GBP	1,765,859	57,839	—
HSBC Bank plc	11/4/2025	USD	2,368,267	GBP	1,758,848	57,645	—
Toronto-Dominion Bank	11/4/2025	USD	2,243,057	GBP	1,665,859	54,597	—
Toronto-Dominion Bank	12/2/2025	USD	1,527,182	GBP	1,162,290	184	—
Citibank, N.A.	12/2/2025	USD	1,018,782	GBP	775,363	123	—
JPMorgan Chase Bank, N.A.	12/2/2025	USD	740,978	GBP	563,934	90	—
Citibank, N.A.	11/4/2025	USD	690,334	GBP	512,693	16,803	—
JPMorgan Chase Bank, N.A.	11/4/2025	USD	663,422	GBP	492,708	16,145	—
Royal Bank of Canada	11/4/2025	USD	638,661	GBP	474,354	15,496	—
Royal Bank of Canada	12/2/2025	USD	315,143	GBP	240,000	—	(166)
HSBC Bank plc	12/2/2025	USD	117,582	GBP	89,500	—	(1)
Societe Generale SA	11/4/2025	USD	46,688	GBP	35,000	708	—
Commonwealth Bank of Australia	11/4/2025	USD	5,393	GBP	4,000	139	—
HSBC Bank plc	12/2/2025	USD	23,238	HKD	180,500	—	(5)
HSBC Bank plc	11/4/2025	USD	23,219	HKD	180,500	—	(12)
UBS AG	11/4/2025	USD	89,702	HUF	29,885,178	902	—
Societe Generale SA	11/4/2025	USD	89,702	HUF	29,885,178	902	—
JPMorgan Chase Bank, N.A.	12/2/2025	USD	88,966	HUF	29,885,178	327	—
UBS AG	12/2/2025	USD	88,931	HUF	29,885,178	292	—
Standard Chartered Bank	11/4/2025	USD	479,616	IDR	8,025,001,840	—	(3,028)
Standard Chartered Bank	12/2/2025	USD	401,656	IDR	6,679,524,368	184	—
Deutsche Bank AG	11/4/2025	USD	393,840	IDR	6,587,524,368	—	(2,352)
Citibank, N.A.	12/2/2025	USD	224,928	IDR	3,739,762,184	148	—
Deutsche Bank AG	12/2/2025	USD	210,868	IDR	3,509,762,184	—	(84)
Deutsche Bank AG	12/2/2025	USD	200,800	IDR	3,339,762,184	64	—
Citibank, N.A.	11/4/2025	USD	197,568	IDR	3,293,762,184	—	(528)
Standard Chartered Bank	12/2/2025	USD	83,592	IDR	1,390,958,624	—	(12)
State Street Bank & Trust Co.	11/4/2025	USD	5,608	IDR	93,481,152	—	(16)
Canadian Imperial Bank of Commerce	11/4/2025	USD	5,400	IDR	90,000,000	—	(16)
Wells Fargo Bank N.A.	12/2/2025	USD	193,144	ILS	626,988	736	—
Wells Fargo Bank N.A.	11/4/2025	USD	137,827	ILS	455,241	—	(1,878)
Standard Chartered Bank	11/4/2025	USD	137,811	ILS	455,241	—	(1,894)
JPMorgan Chase Bank, N.A.	12/2/2025	USD	106,883	ILS	346,494	553	—
BNP Paribas	12/2/2025	USD	96,398	ILS	313,494	194	—
BNP Paribas	11/4/2025	USD	91,593	ILS	303,494	—	(1,544)
State Street Bank & Trust Co.	11/4/2025	USD	12,263	ILS	40,000	—	(13)
UBS AG	12/2/2025	USD	7,992	ILS	26,000	13	—
Toronto-Dominion Bank	11/5/2025	USD	3,664,357	JPY	539,865,491	159,464	—
HSBC Bank plc	11/5/2025	USD	3,192,859	JPY	472,141,481	127,643	—
The Bank of New York Mellon Corp.	11/5/2025	USD	2,261,744	JPY	334,890,000	87,586	—
HSBC Bank plc	12/2/2025	USD	1,828,207	JPY	278,840,000	12,938	—
Wells Fargo Bank N.A.	12/2/2025	USD	1,805,242	JPY	277,200,000	648	—
Toronto-Dominion Bank	12/2/2025	USD	1,554,096	JPY	238,785,333	—	(415)
Wells Fargo Bank N.A.	12/2/2025	USD	1,294,664	JPY	198,941,763	—	(462)
Toronto-Dominion Bank	12/2/2025	USD	1,010,037	JPY	154,214,390	6,090	—
BNP Paribas	12/2/2025	USD	903,228	JPY	138,600,000	930	—
The Bank of New York Mellon Corp.	12/2/2025	USD	901,536	JPY	138,600,000	—	(761)
The Bank of New York Mellon Corp.	12/2/2025	USD	903,137	JPY	136,890,000	11,973	—
104

Total International Bond Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Wells Fargo Bank N.A.	11/5/2025	USD	902,615	JPY	134,280,000	30,848	—
JPMorgan Chase Bank, N.A.	11/5/2025	USD	907,025	JPY	133,740,000	38,764	—
Standard Chartered Bank	11/5/2025	USD	673,101	JPY	99,110,000	29,663	—
Standard Chartered Bank	12/2/2025	USD	593,896	JPY	91,242,667	—	(100)
Deutsche Bank AG	11/5/2025	USD	487,456	JPY	71,940,000	20,411	—
Bank of Montreal	12/2/2025	USD	451,354	JPY	69,300,000	206	—
Barclays Bank plc	12/2/2025	USD	453,998	JPY	68,850,000	5,779	—
Citibank, N.A.	12/2/2025	USD	450,342	JPY	68,445,000	4,760	—
HSBC Bank plc	12/2/2025	USD	445,173	JPY	68,445,000	—	(409)
Commonwealth Bank of Australia	11/5/2025	USD	453,774	JPY	66,870,000	19,643	—
Royal Bank of Canada	11/5/2025	USD	77,320	JPY	11,380,000	3,440	—
JPMorgan Chase Bank, N.A.	12/2/2025	USD	33,592	JPY	5,161,000	—	(6)
UBS AG	11/5/2025	USD	30,357	JPY	4,600,000	493	—
State Street Bank & Trust Co.	11/5/2025	USD	10,375	JPY	1,580,983	111	—
State Street Bank & Trust Co.	11/5/2025	USD	2,270,056	KRW	3,177,552,006	44,211	—
State Street Bank & Trust Co.	12/3/2025	USD	1,478,860	KRW	2,116,815,000	—	(4,440)
BNP Paribas	12/3/2025	USD	594,816	KRW	846,726,000	1,496	—
HSBC Bank plc	11/5/2025	USD	378,645	KRW	529,592,001	7,671	—
Wells Fargo Bank N.A.	11/5/2025	USD	377,514	KRW	529,592,001	6,540	—
State Street Bank & Trust Co.	12/3/2025	USD	297,619	KRW	423,363,000	959	—
Deutsche Bank AG	12/3/2025	USD	296,348	KRW	423,363,000	—	(312)
Wells Fargo Bank N.A.	12/3/2025	USD	295,973	KRW	423,359,990	—	(685)
Deutsche Bank AG	12/3/2025	USD	89,667	KRW	127,600,000	254	—
Deutsche Bank AG	11/5/2025	USD	63,020	KRW	89,400,000	396	—
Toronto-Dominion Bank	12/2/2025	USD	664,169	MXN	12,357,573	1,250	—
State Street Bank & Trust Co.	11/4/2025	USD	331,911	MXN	6,106,324	3,390	—
Toronto-Dominion Bank	11/4/2025	USD	314,919	MXN	5,793,712	3,215	—
JPMorgan Chase Bank, N.A.	11/4/2025	USD	313,979	MXN	5,776,366	3,209	—
State Street Bank & Trust Co.	12/2/2025	USD	285,855	MXN	5,318,829	528	—
Bank of America, N.A.	12/2/2025	USD	26,851	MXN	500,000	29	—
JPMorgan Chase Bank, N.A.	12/2/2025	USD	5,858	MXN	109,000	11	—
BNP Paribas	11/4/2025	USD	658,987	MYR	2,775,502	—	(3,921)
BNP Paribas	12/2/2025	USD	458,307	MYR	1,920,348	—	(586)
Bank of America, N.A.	12/2/2025	USD	218,889	MYR	915,910	20	—
Standard Chartered Bank	12/2/2025	USD	218,017	MYR	915,910	—	(853)
HSBC Bank plc	12/2/2025	USD	217,354	MYR	915,910	—	(1,515)
HSBC Bank plc	11/4/2025	USD	217,388	MYR	911,942	—	(423)
Bank of America, N.A.	11/4/2025	USD	216,538	MYR	911,942	—	(1,272)
BNP Paribas	11/4/2025	USD	162,595	NOK	1,622,000	2,465	—
BNP Paribas	12/2/2025	USD	160,323	NOK	1,622,000	195	—
Wells Fargo Bank N.A.	11/4/2025	USD	27,552	NOK	275,373	366	—
Wells Fargo Bank N.A.	12/2/2025	USD	27,329	NOK	275,373	143	—
JPMorgan Chase Bank, N.A.	12/2/2025	USD	13,868	NOK	139,497	96	—
Citibank, N.A.	12/2/2025	USD	295,128	NZD	513,556	850	—
Citibank, N.A.	11/4/2025	USD	258,906	NZD	446,891	3,128	—
JPMorgan Chase Bank, N.A.	12/2/2025	USD	86,053	NZD	150,097	45	—
State Street Bank & Trust Co.	12/2/2025	USD	82,419	NZD	143,753	45	—
HSBC Bank plc	11/4/2025	USD	63,034	NZD	108,416	982	—
JPMorgan Chase Bank, N.A.	11/4/2025	USD	57,315	NZD	98,580	893	—
Commonwealth Bank of Australia	11/4/2025	USD	45,993	NZD	79,106	716	—
Canadian Imperial Bank of Commerce	11/4/2025	USD	23,058	NZD	40,000	164	—
State Street Bank & Trust Co.	11/4/2025	USD	20,008	NZD	34,413	311	—
Citibank, N.A.	12/3/2025	USD	88,426	PEN	299,265	—	(377)
105

Total International Bond Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Wells Fargo Bank N.A.	11/5/2025	USD	83,798	PEN	291,884	—	(2,889)
Wells Fargo Bank N.A.	12/3/2025	USD	79,457	PEN	270,000	—	(663)
Citibank, N.A.	11/5/2025	USD	58,375	PEN	204,000	—	(2,211)
State Street Bank & Trust Co.	11/5/2025	USD	48,418	PEN	168,055	—	(1,494)
State Street Bank & Trust Co.	12/3/2025	USD	34,110	PEN	116,000	—	(312)
Standard Chartered Bank	11/5/2025	USD	6,146	PEN	21,326	—	(188)
Wells Fargo Bank N.A.	12/2/2025	USD	379,029	PLN	1,389,242	2,943	—
Canadian Imperial Bank of Commerce	11/4/2025	USD	346,781	PLN	1,262,830	4,839	—
Wells Fargo Bank N.A.	11/4/2025	USD	229,903	PLN	836,415	3,423	—
Canadian Imperial Bank of Commerce	12/2/2025	USD	189,072	PLN	694,621	1,029	—
Deutsche Bank AG	12/2/2025	USD	188,743	PLN	694,621	700	—
UBS AG	11/4/2025	USD	173,962	PLN	631,415	2,991	—
Standard Chartered Bank	12/2/2025	USD	58,253	PLN	215,000	49	—
Standard Chartered Bank	11/4/2025	USD	56,757	PLN	206,000	978	—
State Street Bank & Trust Co.	11/4/2025	USD	9,576	PLN	35,000	99	—
JPMorgan Chase Bank, N.A.	12/2/2025	USD	5,961	PLN	22,000	5	—
Barclays Bank plc	11/4/2025	USD	6,021	PLN	21,823	112	—
Societe Generale SA	11/4/2025	USD	213,484	RON	924,966	3,871	—
HSBC Bank plc	12/3/2025	USD	150,632	RON	661,646	908	—
JPMorgan Chase Bank, N.A.	12/3/2025	USD	150,363	RON	661,646	639	—
Barclays Bank plc	12/3/2025	USD	75,181	RON	330,823	319	—
JPMorgan Chase Bank, N.A.	11/4/2025	USD	71,208	RON	308,322	1,337	—
Deutsche Bank AG	11/4/2025	USD	7,606	RON	33,000	127	—
State Street Bank & Trust Co.	11/4/2025	USD	7,388	RON	32,002	136	—
State Street Bank & Trust Co.	12/3/2025	USD	5,892	RON	26,000	8	—
Citibank, N.A.	11/4/2025	USD	5,685	RON	25,000	20	—
Toronto-Dominion Bank	12/2/2025	USD	482,493	SEK	4,541,150	3,569	—
Credit Agricole CIB	12/2/2025	USD	482,376	SEK	4,541,150	3,452	—
Toronto-Dominion Bank	11/4/2025	USD	385,228	SEK	3,619,150	4,169	—
Barclays Bank plc	11/4/2025	USD	384,976	SEK	3,619,150	3,917	—
BNP Paribas	11/4/2025	USD	163,454	SEK	1,534,000	1,939	—
UBS AG	11/4/2025	USD	32,579	SEK	310,000	—	(61)
HSBC Bank plc	12/2/2025	USD	310,413	SGD	402,661	288	—
State Street Bank & Trust Co.	12/2/2025	USD	310,247	SGD	402,661	121	—
Wells Fargo Bank N.A.	11/4/2025	USD	305,028	SGD	392,338	3,492	—
HSBC Bank plc	11/4/2025	USD	304,992	SGD	392,338	3,456	—
State Street Bank & Trust Co.	11/4/2025	USD	23,328	SGD	30,000	271	—
Standard Chartered Bank	11/4/2025	USD	439,523	THB	14,078,610	3,967	—
Wells Fargo Bank N.A.	12/2/2025	USD	216,708	THB	6,988,841	20	—
Standard Chartered Bank	12/2/2025	USD	216,585	THB	6,988,841	—	(103)
BNP Paribas	12/2/2025	USD	216,373	THB	6,988,841	—	(315)
Wells Fargo Bank N.A.	12/2/2025	USD	214,731	THB	6,988,841	—	(1,957)
JPMorgan Chase Bank, N.A.	12/2/2025	USD	214,457	THB	6,988,841	—	(2,231)
Wells Fargo Bank N.A.	11/4/2025	USD	214,290	THB	6,875,783	1,570	—
JPMorgan Chase Bank, N.A.	11/4/2025	USD	213,554	THB	6,875,783	834	—
BNP Paribas	11/4/2025	USD	213,242	THB	6,875,783	523	—
UBS AG	12/2/2025	USD	43,227	THB	1,395,581	—	(43)
Goldman Sachs & Co.	11/4/2025	USD	7,282	THB	238,246	—	(89)
						2,557,859	(262,689)
At October 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $1,543,983 and cash of $458,820 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
106

Total International Bond Index Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $114,568,408)	109,611,547
Affiliated Issuers (Cost $2,152,311)	2,152,466
Total Investments in Securities	111,764,013
Investment in Vanguard	2,673
Cash	67
Foreign Currency, at Value (Cost $327,925)	323,991
Receivables for Investment Securities Sold	16,291
Receivables for Accrued Income	1,059,181
Receivables for Capital Shares Issued	60,533
Variation Margin Receivable—Futures Contracts	328
Unrealized Appreciation—Over-the-Counter Forward Currency Contracts	2,557,859
Total Assets	115,784,936
Liabilities
Payables for Investment Securities Purchased	2,836,077
Payables for Capital Shares Redeemed	14,519
Payables for Distributions	4,806
Payables to Vanguard	3,697
Unrealized Depreciation—Over-the-Counter Forward Currency Contracts	262,689
Total Liabilities	3,121,788
Net Assets	112,663,148
At October 31, 2025, net assets consisted of:

Paid-in Capital	120,442,309
Total Distributable Earnings (Loss)	(7,779,161)
Net Assets	112,663,148

Investor Shares—Net Assets
Applicable to 1,876,926 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,678
Net Asset Value Per Share—Investor Shares	$9.95

ETF Shares—Net Assets
Applicable to 1,466,116,630 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	72,964,154
Net Asset Value Per Share—ETF Shares	$49.77

Admiral™ Shares—Net Assets
Applicable to 1,215,518,431 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	24,175,841
Net Asset Value Per Share—Admiral Shares	$19.89

Institutional Shares—Net Assets
Applicable to 519,478,863 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	15,504,475
Net Asset Value Per Share—Institutional Shares	$29.85

See accompanying Notes, which are an integral part of the Financial Statements.
107

Total International Bond Index Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Interest[1,2]	2,716,423
Total Income	2,716,423
Expenses
The Vanguard Group—Note B
Investment Advisory Services	9,684
Management and Administrative—Investor Shares	13
Management and Administrative—ETF Shares	30,826
Management and Administrative—Admiral Shares	19,612
Management and Administrative—Institutional Shares	6,586
Marketing and Distribution—Investor Shares	1
Marketing and Distribution—ETF Shares	2,218
Marketing and Distribution—Admiral Shares	1,024
Marketing and Distribution—Institutional Shares	465
Custodian Fees	3,414
Auditing Fees	87
Shareholders’ Reports and Proxy Fees—Investor Shares	1
Shareholders’ Reports and Proxy Fees—ETF Shares	4,316
Shareholders’ Reports and Proxy Fees—Admiral Shares	595
Shareholders’ Reports and Proxy Fees—Institutional Shares	77
Trustees’ Fees and Expenses	57
Other Expenses	149
Total Expenses	79,125
Net Investment Income	2,637,298
Realized Net Gain (Loss)
Investment Securities Sold[1]	(1,194,206)
Futures Contracts	(618)
Swap Contracts	—
Forward Currency Contracts	(2,023,194)
Foreign Currencies	1,421,802
Realized Net Gain (Loss)	(1,796,216)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	4,822,594
Futures Contracts	1,481
Forward Currency Contracts	(989,895)
Foreign Currencies	(196,338)
Change in Unrealized Appreciation (Depreciation)	3,637,842
Net Increase (Decrease) in Net Assets Resulting from Operations	4,478,924
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $71,151, $65, and $186, respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $7,978.

See accompanying Notes, which are an integral part of the Financial Statements.
108

Total International Bond Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,637,298	2,090,414
Realized Net Gain (Loss)	(1,796,216)	(5,022,039)
Change in Unrealized Appreciation (Depreciation)	3,637,842	11,197,867
Net Increase (Decrease) in Net Assets Resulting from Operations	4,478,924	8,266,242
Distributions
Investor Shares	(789)	(1,027)
ETF Shares	(2,778,397)	(2,623,719)
Admiral Shares	(1,025,955)	(1,136,742)
Institutional Shares	(620,092)	(601,981)
Total Distributions	(4,425,233)	(4,363,469)
Capital Share Transactions
Investor Shares	1,079	(5,255)
ETF Shares	11,709,480	8,335,599
Admiral Shares	470,982	(377,582)
Institutional Shares	1,681,436	1,700,795
Net Increase (Decrease) from Capital Share Transactions	13,862,977	9,653,557
Total Increase (Decrease)	13,916,668	13,556,330
Net Assets
Beginning of Period	98,746,480	85,190,150
End of Period	112,663,148	98,746,480

See accompanying Notes, which are an integral part of the Financial Statements.
109

Total International Bond Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$9.96	$9.53	$9.58	$11.32	$11.66
Investment Operations
Net Investment Income[1]	.246	.217	.160	.086	.092
Net Realized and Unrealized Gain (Loss) on Investments	.171	.684	(.013)	(1.417)	(.320)
Total from Investment Operations	.417	.901	.147	(1.331)	(.228)
Distributions
Dividends from Net Investment Income	(.427)	(.471)	(.197)	(.336)	(.094)
Distributions from Realized Capital Gains	—	—	—	(.073)	(.018)
Total Distributions	(.427)	(.471)	(.197)	(.409)	(.112)
Net Asset Value, End of Period	$9.95	$9.96	$9.53	$9.58	$11.32
Total Return[2]	4.30%	9.58%	1.52%	-12.16%	-1.97%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$19	$18	$22	$59	$30,174
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%[3]	0.13%[3]	0.13%[3]	0.13%
Ratio of Net Investment Income to Average Net Assets	2.49%	2.21%	1.65%	0.79%	0.80%
Portfolio Turnover Rate	23%	26%	29%	27%[4]	25%[4]
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
110

Total International Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$49.80	$47.66	$47.84	$56.56	$58.27
Investment Operations
Net Investment Income[1]	1.258	1.118	.868	.510	.492
Net Realized and Unrealized Gain (Loss) on Investments	.864	3.389	(.065)	(7.150)	(1.603)
Total from Investment Operations	2.122	4.507	.803	(6.640)	(1.111)
Distributions
Dividends from Net Investment Income	(2.152)	(2.367)	(.983)	(1.713)	(.510)
Distributions from Realized Capital Gains	—	—	—	(.367)	(.089)
Total Distributions	(2.152)	(2.367)	(.983)	(2.080)	(.599)
Net Asset Value, End of Period	$49.77	$49.80	$47.66	$47.84	$56.56
Total Return	4.39%	9.60%	1.67%	-12.16%	-1.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$72,964	$61,189	$50,508	$44,751	$45,348
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[2]	0.07%[2]	0.07%[2]	0.07%
Ratio of Net Investment Income to Average Net Assets	2.56%	2.28%	1.79%	0.99%	0.86%
Portfolio Turnover Rate	23%	26%	29%	27%[3]	25%[3]
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
111

Total International Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$19.91	$19.05	$19.14	$22.64	$23.32
Investment Operations
Net Investment Income[1]	.497	.439	.338	.195	.191
Net Realized and Unrealized Gain (Loss) on Investments	.343	1.366	(.030)	(2.864)	(.644)
Total from Investment Operations	.840	1.805	.308	(2.669)	(.453)
Distributions
Dividends from Net Investment Income	(.860)	(.945)	(.398)	(.684)	(.191)
Distributions from Realized Capital Gains	—	—	—	(.147)	(.036)
Total Distributions	(.860)	(.945)	(.398)	(.831)	(.227)
Net Asset Value, End of Period	$19.89	$19.91	$19.05	$19.14	$22.64
Total Return[2]	4.34%	9.61%	1.60%	-12.20%	-1.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$24,176	$23,721	$23,079	$23,933	$29,241
Ratio of Total Expenses to Average Net Assets	0.10%	0.11%[3]	0.11%[3]	0.11%[3]	0.11%
Ratio of Net Investment Income to Average Net Assets	2.52%	2.23%	1.74%	0.94%	0.83%
Portfolio Turnover Rate	23%	26%	29%	27%[4]	25%[4]
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
112

Total International Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$29.87	$28.59	$28.72	$33.97	$34.99
Investment Operations
Net Investment Income[1]	.758	.672	.520	.305	.310
Net Realized and Unrealized Gain (Loss) on Investments	.524	2.038	(.041)	(4.297)	(.977)
Total from Investment Operations	1.282	2.710	.479	(3.992)	(.667)
Distributions
Dividends from Net Investment Income	(1.302)	(1.430)	(.609)	(1.038)	(.299)
Distributions from Realized Capital Gains	—	—	—	(.220)	(.054)
Total Distributions	(1.302)	(1.430)	(.609)	(1.258)	(.353)
Net Asset Value, End of Period	$29.85	$29.87	$28.59	$28.72	$33.97
Total Return	4.41%	9.61%	1.66%	-12.17%	-1.92%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$15,504	$13,819	$11,581	$10,989	$12,538
Ratio of Total Expenses to Average Net Assets	0.06%	0.07%[2]	0.07%[2]	0.07%[2]	0.07%
Ratio of Net Investment Income to Average Net Assets	2.56%	2.28%	1.79%	0.98%	0.89%
Portfolio Turnover Rate	23%	26%	29%	27%[3]	25%[3]
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.
113

Total International Bond Index Fund
Notes to Financial Statements
Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund enters into centrally cleared non-deliverable forward currency contracts to achieve the same objective specified with respect to the equivalent over-the-counter forward currency contracts; rather than physical delivery of the two currencies at maturity, a net cash settlement is made by one party to the other in accordance with contract terms. Additionally, there is less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, rehypothecated or (under master netting agreements) resold. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
114

Total International Bond Index Fund
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2025, the fund’s average investment in forward currency contracts represented 158% of net assets, based on the average of the net amounts of notional exposure.
5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended October 31, 2025, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 0% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open credit default swap contracts at October 31, 2025.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange traded derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	505	(1,272)	(767)	809	—	—
Bank of Montreal	12,465	(210)	12,255	—	7,838	4,417
Barclays Bank plc	10,599	(6,117)	4,482	—	1,384	3,098
BNP Paribas	22,078	(8,565)	13,513	—	9,526	3,987
115

Total International Bond Index Fund
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Canadian Imperial Bank of Commerce	112,942	(21,856)	91,086	—	71,571	19,515
Citibank, N.A.	54,373	(9,099)	45,274	—	37,966	7,308
Commonwealth Bank of Australia	87,384	(10)	87,374	—	77,431	9,943
Credit Agricole CIB	49,619	(8,233)	41,386	—	34,279	7,107
Deutsche Bank AG	23,029	(4,360)	18,669	—	19,406	—
Goldman Sachs & Co.	—	(89)	(89)	—	—	—
HSBC Bank plc	275,428	(39,251)	236,177	—	235,248	929
JPMorgan Chase Bank, N.A.	129,369	(3,154)	126,215	—	116,023	10,192
Royal Bank of Canada	111,361	(175)	111,186	—	93,675	17,511
Societe Generale SA	170,401	(32,843)	137,558	—	113,250	24,308
Standard Chartered Bank	109,695	(21,347)	88,348	—	80,785	7,563
State Street Bank & Trust Co.	501,693	(8,063)	493,630	—	405,830	87,800
The Bank of New York Mellon Corp.	144,843	(29,058)	115,785	—	113,084	2,701
Toronto-Dominion Bank	543,882	(33,596)	510,286	—	445,130	65,156
UBS AG	29,754	(1,668)	28,086	—	22,250	5,836
Wells Fargo Bank N.A.	168,439	(33,723)	134,716	—	118,127	16,589
Exchange-Traded Futures Contracts	328	—	328	5,683	—	—
Total	2,558,187	(262,689)	2,295,498	6,492	2,002,803	293,960
1  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2  Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities, which may include amounts not subject to offsetting. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments, which may include amounts not subject to offsetting agreements.
3  Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
116

Total International Bond Index Fund
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $2,673,000, representing less than 0.01% of the fund’s net assets and 1.07% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	983	—	983
Corporate Bonds	—	23,341,835	—	23,341,835
Sovereign Bonds	—	86,268,729	—	86,268,729
Temporary Cash Investments	2,152,466	—	—	2,152,466
Total	2,152,466	109,611,547	—	111,764,013
Derivative Financial Instruments
Assets
Futures Contracts[1]	713	—	—	713
Forward Currency Contracts	—	2,557,859	—	2,557,859
Total	713	2,557,859	—	2,558,572
Liabilities
Futures Contracts[1]	(336)	—	—	(336)
Forward Currency Contracts	—	(262,689)	—	(262,689)
Total	(336)	(262,689)	—	(263,025)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At October 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	713	—	713
Unrealized Appreciation—Forward Currency Contracts	—	2,557,859	2,557,859
Total Assets	713	2,557,859	2,558,572

Unrealized Depreciation—Futures Contracts[1]	(336)	—	(336)
Unrealized Depreciation—Forward Currency Contracts	—	(262,689)	(262,689)
Total Liabilities	(336)	(262,689)	(263,025)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
117

Total International Bond Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(618)	—	(618)
Swap Contracts	—	—	—
Forward Currency Contracts	—	(2,023,194)	(2,023,194)
Realized Net Gain (Loss) on Derivatives	(618)	(2,023,194)	(2,023,812)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,481	—	1,481
Forward Currency Contracts	—	(989,895)	(989,895)
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,481	(989,895)	(988,414)
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,133,469
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(5,248,901)
Capital Loss Carryforwards	(4,658,923)
Qualified Late-Year Losses	—
Other Temporary Differences	(4,806)
Total	(7,779,161)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	4,425,233	4,363,469
Long-Term Capital Gains	—	—
Total	4,425,233	4,363,469
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	116,917,916
Gross Unrealized Appreciation	4,560,204
Gross Unrealized Depreciation	(9,714,107)
Net Unrealized Appreciation (Depreciation)	(5,153,903)
F.	During the year ended October 31, 2025, the fund purchased $32,646,627,000 of investment securities and sold $23,284,322,000 of investment securities, other than temporary cash investments.
118

Total International Bond Index Fund
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	5,736	582	5,889	602
Issued in Lieu of Cash Distributions	789	79	1,027	104
Redeemed	(5,446)	(553)	(12,171)	(1,235)
Net Increase (Decrease)—Investor Shares	1,079	108	(5,255)	(529)
ETF Shares
Issued	11,746,163	238,152	10,063,259	204,349
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(36,683)	(750)	(1,727,660)	(35,500)
Net Increase (Decrease)—ETF Shares	11,709,480	237,402	8,335,599	168,849
Admiral Shares
Issued	3,709,150	187,935	3,163,331	160,658
Issued in Lieu of Cash Distributions	935,737	47,541	1,049,900	53,264
Redeemed	(4,173,905)	(211,570)	(4,590,813)	(233,617)
Net Increase (Decrease)—Admiral Shares	470,982	23,906	(377,582)	(19,695)
Institutional Shares
Issued	2,782,257	94,041	2,665,964	90,078
Issued in Lieu of Cash Distributions	615,355	20,834	592,335	20,027
Redeemed	(1,716,176)	(57,992)	(1,557,504)	(52,554)
Net Increase (Decrease)—Institutional Shares	1,681,436	56,883	1,700,795	57,551
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
119

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Charlotte Funds and Shareholders of Vanguard Total International Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total International Bond Index Fund (one of the funds constituting Vanguard Charlotte Funds, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
120

Tax information (unaudited)
The fund hereby designates for the fiscal year $40,759,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund designates to shareholders foreign source income of $2,653,020,000 and foreign taxes paid of $8,313,000 , or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Q12310 122025
121

Financial Statements
For the year ended October 31, 2025
Vanguard Total International Bond II Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	124
Tax information	125

Total International Bond II Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.0%)
Tennessee Valley Authority (Cost $1,182)	5.625%	6/7/2032	GBP	684	939
Corporate Bonds (20.9%)
Australia (0.7%)
AGI Finance Pty Ltd.	2.119%	6/24/2027	AUD	2,500	1,583
AGI Finance Pty Ltd.	6.109%	6/28/2030	AUD	1,650	1,135
Amcor UK Finance plc	1.125%	6/23/2027	EUR	2,457	2,766
APA Infrastructure Ltd.	2.000%	3/22/2027	EUR	4,091	4,683
APA Infrastructure Ltd.	0.750%	3/15/2029	EUR	4,400	4,735
APA Infrastructure Ltd.	3.500%	3/22/2030	GBP	5,000	6,242
APA Infrastructure Ltd.	2.000%	7/15/2030	EUR	5,000	5,511
APA Infrastructure Ltd.	3.125%	7/18/2031	GBP	1,000	1,199
APA Infrastructure Ltd.	1.250%	3/15/2033	EUR	5,092	5,005
APA Infrastructure Ltd.	2.500%	3/15/2036	GBP	4,924	4,933
Ausgrid Finance Pty Ltd.	1.814%	2/5/2027	AUD	990	629
AusNet Services Holdings Pty Ltd.	1.500%	2/26/2027	EUR	2,231	2,538
AusNet Services Holdings Pty Ltd.	4.400%	8/16/2027	AUD	390	256
AusNet Services Holdings Pty Ltd.	4.200%	8/21/2028	AUD	1,390	903
AusNet Services Holdings Pty Ltd.	2.600%	7/31/2029	AUD	14,200	8,640
AusNet Services Holdings Pty Ltd.	0.625%	8/25/2030	EUR	5,500	5,648
Australia & New Zealand Banking Group Ltd.	5.350%	11/4/2027	AUD	5,864	3,932
Australia & New Zealand Banking Group Ltd.	4.950%	9/11/2028	AUD	32,336	21,587
Australia & New Zealand Banking Group Ltd.	4.950%	2/5/2029	AUD	10,630	7,103
Australia & New Zealand Banking Group Ltd.	2.478%	6/4/2029	EUR	8,000	9,216
Australia & New Zealand Banking Group Ltd.	5.000%	6/18/2029	AUD	7,400	4,956
Australia & New Zealand Banking Group Ltd.	5.906%	8/12/2032	AUD	10,280	6,887
Australia & New Zealand Banking Group Ltd.	1.500%	9/1/2032	JPY	300,000	1,937
Australia & New Zealand Banking Group Ltd.	3.706%	7/31/2035	EUR	19,000	22,179
Australia & New Zealand Banking Group Ltd.	6.124%	7/25/2039	AUD	3,700	2,515
Australia & New Zealand Banking Group Ltd.	6.171%	8/14/2045	AUD	11,500	7,710
Australia Pacific Airports Melbourne Pty Ltd.	4.375%	5/24/2033	EUR	7,000	8,588
Australian Energy Market Operator Ltd.	5.354%	12/6/2028	AUD	2,840	1,906
Bank of Queensland Ltd.	2.732%	6/18/2030	EUR	7,925	9,126
BHP Billiton Finance Ltd.	3.250%	9/24/2027	EUR	7,847	9,190
BHP Billiton Finance Ltd.	1.500%	4/29/2030	EUR	2,801	3,038
BHP Billiton Finance Ltd.	3.125%	4/29/2033	EUR	6,455	7,361
BHP Billiton Finance Ltd.	4.300%	9/25/2042	GBP	7,316	8,087
Brisbane Airport Corp. Pty Ltd.	4.500%	12/30/2030	AUD	3,000	1,929
CIMIC Finance Ltd.	1.500%	5/28/2029	EUR	3,200	3,446
Coles Group Treasury Pty Ltd.	2.650%	11/6/2029	AUD	890	541
Coles Group Treasury Pty Ltd.	2.100%	8/27/2030	AUD	640	371
Coles Group Treasury Pty Ltd.	5.800%	7/15/2031	AUD	2,000	1,373
Commonwealth Bank of Australia	3.768%	8/31/2027	EUR	3,500	4,147
Commonwealth Bank of Australia	5.000%	1/13/2028	AUD	5,000	3,333
Commonwealth Bank of Australia	0.750%	2/28/2028	EUR	7,000	7,789
Commonwealth Bank of Australia	4.900%	8/17/2028	AUD	21,760	14,512
Commonwealth Bank of Australia	0.875%	2/19/2029	EUR	4,913	5,385
Commonwealth Bank of Australia	0.125%	10/15/2029	EUR	29,280	30,761
Commonwealth Bank of Australia	1.940%	6/26/2030	CHF	10,000	13,267
Commonwealth Bank of Australia	6.860%	11/9/2032	AUD	15,000	10,246
Commonwealth Bank of Australia	6.704%	3/15/2038	AUD	6,980	4,926
Commonwealth Bank of Australia	6.152%	11/27/2039	AUD	10,000	6,810
CPIF Finance Pty Ltd.	2.485%	10/28/2030	AUD	3,800	2,205
DEXUS Finance Pty Ltd.	3.000%	2/3/2032	AUD	2,780	1,612
ElectraNet Pty Ltd.	2.474%	12/15/2028	AUD	1,400	861
GAIF Bond Issuer Pty Ltd.	2.584%	11/18/2027	AUD	2,200	1,395
GAIF Bond Issuer Pty Ltd.	1.900%	12/14/2028	AUD	2,260	1,370
Glencore Capital Finance DAC	1.125%	3/10/2028	EUR	7,930	8,878
Glencore Capital Finance DAC	4.154%	4/29/2031	EUR	5,000	6,002
Glencore Capital Finance DAC	3.750%	2/4/2032	EUR	6,000	7,055
Glencore Capital Finance DAC	1.250%	3/1/2033	EUR	3,771	3,725

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
GTA Finance Co. Pty Ltd.	2.200%	8/26/2027	AUD	1,190	745
Lendlease Finance Ltd.	3.400%	10/27/2027	AUD	2,070	1,309
Lendlease Finance Ltd.	3.700%	3/31/2031	AUD	1,020	589
Lonsdale Finance Pty Ltd.	2.100%	10/15/2027	AUD	510	320
Macquarie Bank Ltd.	2.778%	2/25/2030	EUR	3,465	4,015
Macquarie Bank Ltd.	6.146%	5/29/2040	AUD	12,070	8,135
Macquarie Group Ltd.	0.350%	3/3/2028	EUR	9,684	10,628
Macquarie Group Ltd.	0.943%	1/19/2029	EUR	5,000	5,447
Macquarie Group Ltd.	4.080%	5/31/2029	GBP	4,300	5,600
Macquarie Group Ltd.	2.723%	8/21/2029	CAD	1,605	1,124
Macquarie Group Ltd.	0.950%	5/21/2031	EUR	4,786	4,939
National Australia Bank Ltd.	0.875%	2/19/2027	EUR	5,913	6,700
National Australia Bank Ltd.	2.900%	2/25/2027	AUD	10,454	6,745
National Australia Bank Ltd.	4.950%	11/25/2027	AUD	35,000	23,287
National Australia Bank Ltd.	4.400%	5/12/2028	AUD	10,000	6,581
National Australia Bank Ltd.	2.125%	5/24/2028	EUR	10,000	11,439
National Australia Bank Ltd.	1.375%	8/30/2028	EUR	2,500	2,799
National Australia Bank Ltd.	0.010%	1/6/2029	EUR	28,000	29,882
National Australia Bank Ltd.	2.723%	8/27/2030	EUR	6,500	7,523
National Australia Bank Ltd.	1.125%	5/20/2031	EUR	2,500	2,653
National Australia Bank Ltd.	5.774%	7/30/2040	AUD	10,000	6,629
NBN Co. Ltd.	2.150%	6/2/2028	AUD	350	218
NBN Co. Ltd.	4.125%	3/15/2029	EUR	4,500	5,421
NBN Co. Ltd.	2.200%	12/16/2030	AUD	8,520	4,985
NBN Co. Ltd.	4.375%	3/15/2033	EUR	4,185	5,196
Network Finance Co. Pty Ltd.	2.579%	10/3/2028	AUD	2,250	1,396
Norfina Ltd.	4.600%	5/21/2030	AUD	14,050	9,249
NSW Electricity Networks Finance Pty Ltd.	2.732%	4/23/2029	AUD	760	466
NSW Electricity Networks Finance Pty Ltd.	2.543%	9/23/2030	AUD	2,500	1,462
Optus Finance Pty Ltd.	2.600%	11/24/2028	AUD	500	309
Optus Finance Pty Ltd.	1.000%	6/20/2029	EUR	5,000	5,377
Optus Finance Pty Ltd.	2.500%	7/1/2030	AUD	10,200	6,014
Origin Energy Finance Ltd.	1.000%	9/17/2029	EUR	2,501	2,665
Origin Energy Finance Ltd.	5.350%	9/26/2031	AUD	10,000	6,581
Pacific National Finance Pty Ltd.	3.700%	9/24/2029	AUD	5,000	3,041
Qantas Airways Ltd.	3.150%	9/27/2028	AUD	12,290	7,737
Qantas Airways Ltd.	2.950%	11/27/2029	AUD	5,260	3,205
Qantas Airways Ltd.	5.250%	9/9/2030	AUD	6,470	4,303
QIC Finance Town Centre Fund Pty Ltd.	5.800%	5/21/2031	AUD	5,400	3,661
Scentre Group Trust 1	5.900%	11/27/2034	AUD	6,500	4,420
Scentre Group Trust 1 / Scentre Group Trust 2	1.750%	4/11/2028	EUR	4,461	5,064
Scentre Group Trust 1 / Scentre Group Trust 2	1.450%	3/28/2029	EUR	3,042	3,355
SGSP Australia Assets Pty Ltd.	1.843%	9/15/2028	AUD	2,000	1,218
Sydney Airport Finance Co. Pty Ltd.	4.375%	5/3/2033	EUR	11,000	13,451
Sydney Airport Finance Co. Pty Ltd.	5.900%	4/19/2034	AUD	20,000	13,592
Telstra Group Ltd.	4.000%	4/19/2027	AUD	1,110	726
Telstra Group Ltd.	1.375%	3/26/2029	EUR	2,737	3,039
Telstra Group Ltd.	1.000%	4/23/2030	EUR	2,457	2,631
Telstra Group Ltd.	5.250%	9/6/2031	AUD	5,000	3,371
Telstra Group Ltd.	5.650%	3/6/2034	AUD	5,000	3,430
Telstra Group Ltd.	3.375%	3/2/2035	EUR	2,000	2,315
Telstra Group Ltd.	3.500%	9/3/2036	EUR	4,000	4,653
Toyota Finance Australia Ltd.	2.280%	10/21/2027	EUR	7,369	8,466
Toyota Finance Australia Ltd.	3.386%	3/18/2030	EUR	4,200	4,949
Transurban Finance Co. Pty Ltd.	4.555%	11/14/2028	CAD	787	577
Transurban Finance Co. Pty Ltd.	3.000%	4/8/2030	EUR	12,461	14,437
Transurban Finance Co. Pty Ltd.	3.713%	3/12/2032	EUR	6,000	7,120
Transurban Finance Co. Pty Ltd.	4.225%	4/26/2033	EUR	9,000	10,946
Transurban Queensland Finance Pty Ltd.	3.250%	8/5/2031	AUD	740	438
University of Technology Sydney	3.750%	7/20/2027	AUD	80	52
Vicinity Centres Trust	1.125%	11/7/2029	EUR	2,188	2,350
Vicinity Centres Trust	6.190%	4/24/2034	AUD	1,100	764
Wesfarmers Ltd.	1.941%	6/23/2028	AUD	500	308
Wesfarmers Ltd.	2.550%	6/23/2031	AUD	5,380	3,115
Wesfarmers Ltd.	0.954%	10/21/2033	EUR	13,264	12,797
WestConnex Finance Co. Pty Ltd.	6.150%	10/9/2030	AUD	7,000	4,799
WestConnex Finance Co. Pty Ltd.	3.150%	3/31/2031	AUD	1,140	677
Westpac Banking Corp.	1.079%	4/5/2027	EUR	10,079	11,433
Westpac Banking Corp.	0.875%	4/17/2027	EUR	100	113
Westpac Banking Corp.	1.125%	9/5/2027	EUR	5,410	6,106

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Westpac Banking Corp.	4.800%	2/16/2028	AUD	12,000	7,965
	Westpac Banking Corp.	1.450%	7/17/2028	EUR	382	429
	Westpac Banking Corp.	5.000%	9/19/2028	AUD	25,900	17,312
	Westpac Banking Corp.	0.010%	9/22/2028	EUR	22,080	23,783
	Westpac Banking Corp.	5.000%	1/15/2029	AUD	9,600	6,421
	Westpac Banking Corp.	5.100%	5/14/2029	AUD	78,900	53,028
	Westpac Banking Corp.	3.799%	1/17/2030	EUR	10,000	12,050
	Westpac Banking Corp.	1.375%	5/17/2032	EUR	4,913	5,148
	Westpac Banking Corp.	6.491%	6/23/2033	AUD	5,900	4,034
	Westpac Banking Corp.	5.815%	6/4/2040	AUD	12,000	7,972
	Woolworths Group Ltd.	1.850%	11/15/2027	AUD	12,020	7,506
	Woolworths Group Ltd.	0.375%	11/15/2028	EUR	12,700	13,687
	Woolworths Group Ltd.	2.800%	5/20/2030	AUD	5,660	3,400
	Woolworths Group Ltd.	5.762%	4/18/2031	AUD	5,000	3,399
	WSO Finance Pty Ltd.	4.500%	3/31/2027	AUD	1,270	835
						869,719
Austria (0.3%)
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/11/2032	EUR	100	116
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.125%	7/31/2028	EUR	39,200	43,597
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	1.750%	3/8/2030	EUR	10,000	11,114
	BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG	0.375%	3/25/2041	EUR	12,000	8,731
	Erste Group Bank AG	0.750%	1/17/2028	EUR	8,000	8,924
	Erste Group Bank AG	0.010%	9/11/2029	EUR	17,500	18,349
	Erste Group Bank AG	0.250%	9/14/2029	EUR	800	841
	Erste Group Bank AG	4.250%	5/30/2030	EUR	5,000	6,052
	Erste Group Bank AG	0.250%	1/27/2031	EUR	2,500	2,524
	Erste Group Bank AG	3.250%	8/27/2032	EUR	20,000	23,309
	Erste Group Bank AG	0.875%	11/15/2032	EUR	8,000	8,894
	Erste Group Bank AG	0.875%	5/15/2034	EUR	7,400	7,210
	Erste Group Bank AG	3.100%	5/28/2035	EUR	4,200	4,872
	Erste Group Bank AG	3.625%	11/26/2035	EUR	7,000	8,072
	HYPO NOE Landesbank fuer Niederoesterreich und Wien AG	1.625%	5/11/2029	EUR	20,800	23,306
	Hypo Vorarlberg Bank AG	3.250%	2/19/2027	EUR	5,000	5,837
	Kommunalkredit Austria AG	3.000%	4/16/2030	EUR	26,100	30,279
	Mondi Finance plc	3.750%	5/31/2032	EUR	5,000	5,841
[1]	OeBB-Infrastruktur AG	2.250%	5/28/2029	EUR	1,464	1,675
[1]	OeBB-Infrastruktur AG	3.375%	5/18/2032	EUR	3,413	4,064
[1]	OeBB-Infrastruktur AG	3.000%	10/24/2033	EUR	14,038	16,290
	OMV AG	1.000%	12/14/2026	EUR	1,683	1,914
	OMV AG	3.500%	9/27/2027	EUR	1,500	1,765
	OMV AG	2.000%	4/9/2028	EUR	3,500	4,010
	OMV AG	1.875%	12/4/2028	EUR	1,073	1,216
	OMV AG	2.375%	4/9/2032	EUR	7,317	8,216
	OMV AG	3.750%	9/4/2036	EUR	6,000	7,083
	OMV AG	2.875%	Perpetual	EUR	4,700	5,270
	Raiffeisen Bank International AG	0.050%	9/1/2027	EUR	1,500	1,661
	Raiffeisen Bank International AG	5.750%	1/27/2028	EUR	15,000	18,501
	Raiffeisen Bank International AG	6.000%	9/15/2028	EUR	10,500	12,807
	Raiffeisen Bank International AG	4.500%	5/31/2030	EUR	10,000	12,115
	Raiffeisen Bank International AG	3.500%	8/27/2031	EUR	11,000	12,765
	Raiffeisen Bank International AG	3.500%	2/18/2032	EUR	13,000	15,128
	Raiffeisen Bank International AG	2.875%	6/18/2032	EUR	4,500	5,160
	Raiffeisen Bank International AG	7.375%	12/20/2032	EUR	3,700	4,585
	Raiffeisenlandesbank Niederoesterreich-Wien AG	1.250%	4/21/2027	EUR	20,500	23,278
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/24/2028	EUR	1,500	1,672
	Raiffeisenlandesbank Niederoesterreich-Wien AG	3.375%	7/24/2028	EUR	17,000	20,062
	Raiffeisenlandesbank Niederoesterreich-Wien AG	0.875%	1/30/2029	EUR	6,100	6,660
	Raiffeisenlandesbank Niederoesterreich-Wien AG	2.375%	8/31/2032	EUR	12,500	13,917
	Raiffeisenlandesbank Oberoesterreich AG	3.625%	12/13/2027	EUR	8,000	9,451
	Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/2028	EUR	100	115
	Raiffeisen-Landesbank Steiermark AG	1.375%	5/11/2033	EUR	2,500	2,553
	UniCredit Bank Austria AG	0.250%	6/4/2027	EUR	5,000	5,592
	UniCredit Bank Austria AG	2.375%	9/20/2027	EUR	2,400	2,773
						438,166
Belgium (0.4%)
	AG Insurance SA	3.500%	6/30/2047	EUR	1,300	1,517
	Ageas SA	3.250%	7/2/2049	EUR	5,200	5,954
	Ageas SA	1.875%	11/24/2051	EUR	3,000	3,154
	Ageas SA	4.625%	5/2/2056	EUR	2,100	2,483

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Aliaxis Finance SA	0.875%	11/8/2028	EUR	5,000	5,405
Anheuser-Busch InBev Finance Inc.	4.320%	5/15/2047	CAD	3,613	2,412
Anheuser-Busch InBev SA NV	1.150%	1/22/2027	EUR	16,589	18,863
Anheuser-Busch InBev SA NV	1.125%	7/1/2027	EUR	8,362	9,463
Anheuser-Busch InBev SA NV	2.125%	12/2/2027	EUR	13,940	16,034
Anheuser-Busch InBev SA NV	2.000%	3/17/2028	EUR	21,508	24,632
Anheuser-Busch InBev SA NV	1.500%	4/18/2030	EUR	439	483
Anheuser-Busch InBev SA NV	1.650%	3/28/2031	EUR	16,142	17,517
Anheuser-Busch InBev SA NV	2.875%	4/2/2032	EUR	14,513	16,590
Anheuser-Busch InBev SA NV	3.250%	1/24/2033	EUR	2,501	2,903
Anheuser-Busch InBev SA NV	2.750%	3/17/2036	EUR	11,255	12,157
Anheuser-Busch InBev SA NV	3.750%	3/22/2037	EUR	8,000	9,351
Anheuser-Busch InBev SA NV	3.700%	4/2/2040	EUR	14,198	16,060
Anheuser-Busch InBev SA NV	3.950%	3/22/2044	EUR	9,500	10,746
Anheuser-Busch InBev Worldwide Inc.	4.100%	9/6/2027	AUD	1,210	790
Argenta Spaarbank NV	1.000%	1/29/2027	EUR	3,000	3,394
Argenta Spaarbank NV	5.375%	11/29/2027	EUR	13,000	15,433
Argenta Spaarbank NV	3.375%	6/22/2028	EUR	5,000	5,893
Argenta Spaarbank NV	1.375%	2/8/2029	EUR	10,000	11,173
Argenta Spaarbank NV	2.875%	2/3/2032	EUR	20,000	23,076
Barry Callebaut Services NV	4.250%	8/19/2031	EUR	7,000	8,302
Belfius Bank SA	0.125%	2/8/2028	EUR	8,700	9,524
Belfius Bank SA	3.375%	5/28/2030	EUR	6,300	7,354
Belfius Bank SA	5.250%	4/19/2033	EUR	13,500	16,306
Belfius Bank SA	4.875%	6/11/2035	EUR	2,300	2,799
BNP Paribas Fortis SA	0.875%	3/22/2028	EUR	5,000	5,565
Cofinimmo SA	1.000%	1/24/2028	EUR	2,100	2,336
Cofinimmo SA	0.875%	12/2/2030	EUR	1,800	1,841
Crelan SA	6.000%	2/28/2030	EUR	7,700	9,747
Crelan SA	5.250%	1/23/2032	EUR	29,000	36,625
Elia Group SA	1.500%	9/5/2028	EUR	1,300	1,457
Elia Transmission Belgium SA	3.250%	4/4/2028	EUR	100	117
Elia Transmission Belgium SA	3.000%	4/7/2029	EUR	100	116
Elia Transmission Belgium SA	0.875%	4/28/2030	EUR	21,700	22,981
Elia Transmission Belgium SA	3.625%	1/18/2033	EUR	7,700	9,107
Elia Transmission Belgium SA	3.750%	1/16/2036	EUR	6,000	7,023
Euroclear Bank SA	3.625%	10/13/2027	EUR	5,000	5,889
Euroclear Holding NV	1.125%	12/7/2026	EUR	3,000	3,417
Euroclear Holding NV	1.500%	4/11/2030	EUR	2,000	2,180
Euroclear Holding NV	2.625%	4/11/2048	EUR	3,000	3,428
FLUVIUS System Operator CV	1.750%	12/4/2026	EUR	2,900	3,324
FLUVIUS System Operator CV	0.250%	6/14/2028	EUR	3,900	4,235
FLUVIUS System Operator CV	2.875%	5/7/2029	EUR	4,300	4,989
FLUVIUS System Operator CV	0.250%	12/2/2030	EUR	3,300	3,337
FLUVIUS System Operator CV	0.625%	11/24/2031	EUR	8,500	8,457
FLUVIUS System Operator CV	4.000%	7/6/2032	EUR	2,000	2,409
FLUVIUS System Operator CV	3.875%	5/9/2033	EUR	5,000	5,981
Groupe Bruxelles Lambert NV	4.000%	5/15/2033	EUR	5,000	6,046
ING Belgium SA	1.500%	5/19/2029	EUR	15,800	17,619
ING Belgium SA	0.010%	2/20/2030	EUR	15,000	15,529
ING Belgium SA	3.000%	2/15/2031	EUR	3,300	3,864
ING Belgium SA	2.750%	8/25/2032	EUR	5,000	5,746
KBC Bank NV	0.750%	10/24/2027	EUR	3,700	4,139
KBC Group NV	0.750%	1/21/2028	EUR	14,600	16,488
KBC Group NV	5.500%	9/20/2028	GBP	3,000	4,020
KBC Group NV	0.125%	1/14/2029	EUR	17,000	18,606
KBC Group NV	4.375%	4/19/2030	EUR	15,000	18,185
KBC Group NV	0.625%	12/7/2031	EUR	1,000	1,131
KBC Group NV	4.875%	4/25/2033	EUR	4,000	4,806
KBC Group NV	4.750%	4/17/2035	EUR	4,500	5,487
Proximus SADP	3.750%	3/27/2034	EUR	6,500	7,629
Proximus SADP	0.750%	11/17/2036	EUR	5,500	4,881
Shurgard Luxembourg Sarl	4.000%	5/27/2035	EUR	4,100	4,781
Solvay SA	4.250%	10/3/2031	EUR	2,000	2,379
Syensqo SA	2.750%	12/2/2027	EUR	5,700	6,589
VGP NV	1.500%	4/8/2029	EUR	3,100	3,374
VGP NV	2.250%	1/17/2030	EUR	1,100	1,204
VGP NV	4.250%	1/29/2031	EUR	6,000	7,058
					583,890

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bermuda (0.0%)
Athora Holding Ltd.	5.875%	9/10/2034	EUR	3,300	4,121
Brazil (0.0%)
Pluxee NV	3.750%	9/4/2032	EUR	5,000	5,801
Canada (1.8%)
407 International Inc.	2.430%	5/4/2027	CAD	1,054	749
407 International Inc.	4.220%	2/14/2028	CAD	2,250	1,646
407 International Inc.	5.960%	12/3/2035	CAD	2,050	1,692
407 International Inc.	5.750%	2/14/2036	CAD	1,800	1,445
407 International Inc.	4.450%	11/15/2041	CAD	2,450	1,716
407 International Inc.	3.650%	9/8/2044	CAD	4,898	3,063
407 International Inc.	3.300%	3/27/2045	CAD	500	295
407 International Inc.	3.830%	5/11/2046	CAD	4,898	3,110
407 International Inc.	3.720%	5/11/2048	CAD	2,109	1,305
407 International Inc.	3.670%	3/8/2049	CAD	981	600
407 International Inc.	2.840%	3/7/2050	CAD	5,440	2,852
407 International Inc.	4.450%	9/11/2052	CAD	2,000	1,376
407 International Inc.	4.860%	7/31/2053	CAD	3,000	2,196
407 International Inc.	4.890%	4/4/2054	CAD	1,000	735
407 International Inc.	4.540%	10/9/2054	CAD	4,375	3,047
Aeroports de Montreal	5.170%	9/17/2035	CAD	1,777	1,380
Aeroports de Montreal	5.670%	10/16/2037	CAD	1,054	848
Aeroports de Montreal	5.472%	4/16/2040	CAD	1,300	1,017
Aeroports de Montreal	3.030%	4/21/2050	CAD	4,078	2,246
Aeroports de Montreal	3.441%	4/26/2051	CAD	2,000	1,181
AIMCo Realty Investors LP	3.367%	6/1/2027	CAD	924	664
AIMCo Realty Investors LP	3.043%	6/1/2028	CAD	981	702
AIMCo Realty Investors LP	2.712%	6/1/2029	CAD	5,486	3,857
AIMCo Realty Investors LP	4.640%	2/15/2030	CAD	680	511
Alberta Powerline LP	4.065%	12/1/2053	CAD	3,943	2,533
Alberta Powerline LP	4.065%	3/1/2054	CAD	796	511
Alectra Inc.	2.488%	5/17/2027	CAD	5,415	3,846
Alectra Inc.	1.751%	2/11/2031	CAD	4,600	3,061
Alectra Inc.	4.309%	10/30/2034	CAD	1,425	1,050
Alectra Inc.	3.958%	7/30/2042	CAD	900	594
Alectra Inc.	3.458%	4/12/2049	CAD	1,193	706
Alectra Inc.	5.225%	11/14/2052	CAD	900	695
Alimentation Couche-Tard Inc.	4.603%	1/25/2029	CAD	5,000	3,718
Alimentation Couche-Tard Inc.	5.592%	9/25/2030	CAD	6,000	4,672
Alimentation Couche-Tard Inc.	3.647%	5/12/2031	EUR	6,000	7,077
Alimentation Couche-Tard Inc.	4.011%	2/12/2036	EUR	4,000	4,699
Allied Properties REIT	3.095%	2/6/2032	CAD	7,000	4,579
AltaGas Ltd.	2.075%	5/30/2028	CAD	2,180	1,518
AltaGas Ltd.	4.672%	1/8/2029	CAD	2,500	1,856
AltaGas Ltd.	5.141%	3/14/2034	CAD	2,500	1,898
AltaGas Ltd.	5.597%	3/14/2054	CAD	2,000	1,528
AltaLink LP	4.692%	11/28/2032	CAD	4,550	3,451
AltaLink LP	4.872%	11/15/2040	CAD	2,501	1,848
AltaLink LP	4.462%	11/8/2041	CAD	1,177	830
AltaLink LP	4.922%	9/17/2043	CAD	1,471	1,091
AltaLink LP	4.054%	11/21/2044	CAD	1,089	723
AltaLink LP	4.090%	6/30/2045	CAD	1,537	1,021
AltaLink LP	3.717%	12/3/2046	CAD	2,232	1,398
AltaLink LP	4.446%	7/11/2053	CAD	700	483
AltaLink LP	4.742%	5/22/2054	CAD	1,500	1,084
AltaLink LP	5.463%	10/11/2055	CAD	2,000	1,609
ARC Resources Ltd.	3.577%	6/17/2028	CAD	4,350	3,130
ARC Resources Ltd.	3.465%	3/10/2031	CAD	2,147	1,507
Athabasca Indigenous Midstream LP	6.069%	2/5/2042	CAD	390	303
Bank of Montreal	2.700%	12/9/2026	CAD	4,898	3,499
Bank of Montreal	3.650%	4/1/2027	CAD	41,356	29,815
Bank of Montreal	4.309%	6/1/2027	CAD	5,000	3,642
Bank of Montreal	4.709%	12/7/2027	CAD	28,686	21,164
Bank of Montreal	3.190%	3/1/2028	CAD	12,411	8,915
Bank of Montreal	5.039%	5/29/2028	CAD	4,514	3,377
Bank of Montreal	0.050%	6/8/2029	EUR	14,819	15,637
Bank of Montreal	3.731%	6/3/2031	CAD	16,825	12,168
Bank of Montreal	3.250%	1/9/2032	EUR	10,000	11,591

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Bank of Montreal	6.034%	9/7/2033	CAD	3,050	2,335
Bank of Montreal	4.077%	3/5/2035	CAD	6,000	4,347
Bank of Nova Scotia	1.850%	11/2/2026	CAD	10,694	7,568
Bank of Nova Scotia	2.950%	3/8/2027	CAD	55,993	40,007
Bank of Nova Scotia	0.010%	12/15/2027	EUR	27,319	30,036
Bank of Nova Scotia	3.250%	1/18/2028	EUR	48,000	56,452
Bank of Nova Scotia	3.807%	11/15/2028	CAD	21,000	15,218
Bank of Nova Scotia	3.734%	6/27/2031	CAD	3,000	2,170
Bank of Nova Scotia	3.934%	5/3/2032	CAD	12,070	8,721
Bank of Nova Scotia	4.950%	8/1/2034	CAD	11,435	8,551
Bank of Nova Scotia	4.442%	11/15/2035	CAD	10,000	7,400
BCI QuadReal Realty	1.747%	7/24/2030	CAD	19,366	12,978
Bell Telephone Co. of Canada or Bell Canada	1.650%	8/16/2027	CAD	3,000	2,101
Bell Telephone Co. of Canada or Bell Canada	3.600%	9/29/2027	CAD	16,000	11,522
Bell Telephone Co. of Canada or Bell Canada	3.800%	8/21/2028	CAD	20,771	15,046
Bell Telephone Co. of Canada or Bell Canada	5.250%	3/15/2029	CAD	2,600	1,967
Bell Telephone Co. of Canada or Bell Canada	4.550%	2/9/2030	CAD	9,400	6,989
Bell Telephone Co. of Canada or Bell Canada	3.000%	3/17/2031	CAD	2,350	1,627
Bell Telephone Co. of Canada or Bell Canada	7.850%	4/2/2031	CAD	2,450	2,058
Bell Telephone Co. of Canada or Bell Canada	5.850%	11/10/2032	CAD	20,399	16,157
Bell Telephone Co. of Canada or Bell Canada	5.150%	8/24/2034	CAD	14,115	10,737
Bell Telephone Co. of Canada or Bell Canada	6.170%	2/26/2037	CAD	400	326
Bell Telephone Co. of Canada or Bell Canada	4.450%	2/27/2047	CAD	3,066	2,013
Bell Telephone Co. of Canada or Bell Canada	5.600%	8/11/2053	CAD	15,153	11,593
BPC Generation Infrastructure Trust	3.795%	9/29/2030	CAD	8,170	5,862
BPC Generation Infrastructure Trust	4.162%	9/29/2032	CAD	2,950	2,121
Bridging North America GP	4.341%	8/31/2053	CAD	614	384
British Columbia Ferry Services Inc.	5.021%	3/20/2037	CAD	1,550	1,164
British Columbia Ferry Services Inc.	4.702%	10/23/2043	CAD	2,746	1,976
British Columbia Ferry Services Inc.	4.289%	4/28/2044	CAD	500	341
Brookfield Corp.	3.800%	3/16/2027	CAD	2,075	1,495
Brookfield Corp.	5.950%	6/14/2035	CAD	2,000	1,600
Brookfield Finance II Inc.	5.431%	12/14/2032	CAD	4,100	3,171
Brookfield Infrastructure Finance ULC	4.193%	9/11/2028	CAD	2,082	1,522
Brookfield Infrastructure Finance ULC	5.710%	7/27/2030	CAD	4,700	3,645
Brookfield Infrastructure Finance ULC	2.855%	9/1/2032	CAD	2,681	1,788
Brookfield Infrastructure Finance ULC	5.439%	4/25/2034	CAD	5,148	3,966
Brookfield Infrastructure Finance ULC	5.789%	4/25/2052	CAD	770	599
Brookfield Infrastructure Finance ULC	5.950%	7/27/2053	CAD	1,000	795
Brookfield Renewable Partners ULC	3.630%	1/15/2027	CAD	1,910	1,371
Brookfield Renewable Partners ULC	4.250%	1/15/2029	CAD	2,750	2,017
Brookfield Renewable Partners ULC	3.380%	1/15/2030	CAD	2,695	1,922
Brookfield Renewable Partners ULC	5.292%	10/28/2033	CAD	2,000	1,537
Brookfield Renewable Partners ULC	4.290%	11/5/2049	CAD	1,910	1,216
Brookfield Renewable Partners ULC	3.330%	8/13/2050	CAD	3,104	1,673
Brookfield Renewable Partners ULC	5.318%	1/10/2054	CAD	2,355	1,741
Bruce Power LP	4.700%	12/21/2027	CAD	2,000	1,475
Bruce Power LP	2.680%	12/21/2028	CAD	1,087	767
Bruce Power LP	4.000%	6/21/2030	CAD	2,459	1,796
Bruce Power LP	4.700%	6/21/2031	CAD	2,000	1,503
Bruce Power LP	4.990%	12/21/2032	CAD	1,000	762
Bruce Power LP	4.132%	6/21/2033	CAD	4,855	3,512
Bruce Power LP	4.746%	6/21/2049	CAD	3,000	2,100
Calgary Airport Authority	3.199%	10/7/2036	CAD	3,019	1,974
Calgary Airport Authority	3.341%	10/7/2038	CAD	4,648	3,019
Calgary Airport Authority	3.454%	10/7/2041	CAD	1,450	908
Cameco Corp.	2.950%	10/21/2027	CAD	1,578	1,125
Canadian Imperial Bank of Commerce	5.000%	12/7/2026	CAD	18,500	13,514
Canadian Imperial Bank of Commerce	2.250%	1/7/2027	CAD	6,600	4,683
Canadian Imperial Bank of Commerce	4.950%	6/29/2027	CAD	6,500	4,784
Canadian Imperial Bank of Commerce	5.050%	10/7/2027	CAD	5,800	4,294
Canadian Imperial Bank of Commerce	1.910%	7/14/2028	CHF	10,000	12,932
Canadian Imperial Bank of Commerce	3.650%	12/10/2028	CAD	7,500	5,420
Canadian Imperial Bank of Commerce	0.010%	4/30/2029	EUR	31,454	33,291
Canadian Imperial Bank of Commerce	2.500%	5/7/2030	EUR	5,300	6,078
Canadian Imperial Bank of Commerce	3.800%	12/10/2030	CAD	15,000	10,901
Canadian Imperial Bank of Commerce	3.250%	7/16/2031	EUR	7,000	8,122
Canadian Imperial Bank of Commerce	4.200%	4/7/2032	CAD	7,042	5,104
Canadian Imperial Bank of Commerce	5.330%	1/20/2033	CAD	4,000	2,980
Canadian Imperial Bank of Commerce	5.300%	1/16/2034	CAD	2,630	1,981

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Canadian Imperial Bank of Commerce	4.900%	6/12/2034	CAD	18,700	13,891
	Canadian National Railway Co.	3.200%	7/31/2028	CAD	1,347	968
	Canadian National Railway Co.	3.000%	2/8/2029	CAD	225	161
	Canadian National Railway Co.	4.600%	5/2/2029	CAD	20,700	15,477
	Canadian National Railway Co.	3.500%	6/10/2030	CAD	5,000	3,597
	Canadian National Railway Co.	4.400%	5/10/2033	CAD	5,000	3,714
	Canadian National Railway Co.	4.200%	6/10/2035	CAD	7,500	5,417
	Canadian National Railway Co.	3.950%	9/22/2045	CAD	2,000	1,293
	Canadian National Railway Co.	3.600%	7/31/2048	CAD	3,200	1,934
	Canadian National Railway Co.	3.600%	2/8/2049	CAD	1,048	632
	Canadian National Railway Co.	3.050%	2/8/2050	CAD	1,339	728
	Canadian National Railway Co.	4.700%	5/10/2053	CAD	3,675	2,616
	Canadian National Railway Co.	5.100%	5/2/2054	CAD	1,955	1,478
	Canadian Natural Resources Ltd.	3.420%	12/1/2026	CAD	10,260	7,349
	Canadian Natural Resources Ltd.	2.500%	1/17/2028	CAD	2,464	1,737
	Canadian Natural Resources Ltd.	4.150%	12/15/2031	CAD	5,800	4,201
	Canadian Pacific Railway Co.	2.540%	2/28/2028	CAD	1,535	1,087
	Canadian Pacific Railway Co.	3.150%	3/13/2029	CAD	2,516	1,804
	Canadian Pacific Railway Co.	4.000%	6/13/2032	CAD	11,000	7,977
	Canadian Pacific Railway Co.	6.450%	11/17/2039	CAD	858	721
	Canadian Pacific Railway Co.	3.050%	3/9/2050	CAD	3,613	1,944
	Canadian Tire Corp. Ltd.	5.372%	9/16/2030	CAD	2,000	1,535
	Canadian Tire Corp. Ltd.	6.570%	2/24/2034	CAD	425	343
	Canadian Tire Corp. Ltd.	5.610%	9/4/2035	CAD	984	744
	Canadian Utilities Ltd.	4.851%	6/3/2052	CAD	620	445
	Canadian Utilities Ltd.	5.450%	12/22/2055	CAD	2,350	1,689
	Capital City Link General Partnership	4.386%	3/31/2046	CAD	369	256
	Capital Power Corp.	5.378%	1/25/2027	CAD	1,650	1,210
	Capital Power Corp.	5.816%	9/15/2028	CAD	2,000	1,522
	Capital Power Corp.	4.424%	2/8/2030	CAD	1,139	840
	Capital Power Corp.	4.831%	9/16/2031	CAD	5,250	3,917
	Capital Power Corp.	3.147%	10/1/2032	CAD	1,466	986
	Capital Power Corp.	5.973%	1/25/2034	CAD	1,265	1,001
	CCL Industries Inc.	3.864%	4/13/2028	CAD	795	573
	Cenovus Energy Inc.	3.500%	2/7/2028	CAD	10,390	7,450
	Central 1 Credit Union	4.648%	2/7/2028	CAD	2,000	1,469
	Choice Properties REIT	2.848%	5/21/2027	CAD	3,409	2,429
	Choice Properties REIT	4.178%	3/8/2028	CAD	2,450	1,789
	Choice Properties REIT	5.030%	2/28/2031	CAD	3,600	2,723
	Choice Properties REIT	6.003%	6/24/2032	CAD	12,100	9,616
	Choice Properties REIT	5.400%	3/1/2033	CAD	6,200	4,780
	Choice Properties REIT	5.699%	2/28/2034	CAD	850	667
	Clover LP	4.216%	3/31/2034	CAD	297	213
	Clover LP	4.216%	6/30/2034	CAD	441	315
	Coastal Gaslink Pipeline LP	4.673%	6/30/2027	CAD	2,000	1,467
	Coastal Gaslink Pipeline LP	4.691%	9/30/2029	CAD	2,500	1,879
	Coastal Gaslink Pipeline LP	5.606%	9/30/2042	CAD	4,500	3,529
	Coastal Gaslink Pipeline LP	5.607%	6/30/2044	CAD	13,000	10,210
	Coastal Gaslink Pipeline LP	5.606%	3/30/2047	CAD	5,000	3,944
	Coastal Gaslink Pipeline LP	5.857%	3/30/2049	CAD	4,800	3,907
	Coastal Gaslink Pipeline LP	5.857%	6/30/2049	CAD	1,312	1,069
	Cogeco Communications Inc.	2.991%	9/22/2031	CAD	2,104	1,435
	Cogeco Communications Inc.	5.299%	2/16/2033	CAD	1,100	834
	Concordia University	6.550%	9/2/2042	CAD	1,471	1,261
	Co-operators Financial Services Ltd.	3.327%	5/13/2030	CAD	4,972	3,490
[2]	Cordelio Amalco GP I	4.087%	6/30/2034	CAD	1,164	828
	Cordelio Amalco GP I	4.087%	9/30/2034	CAD	2,993	2,130
	Crombie REIT	3.917%	6/21/2027	CAD	883	637
	Crombie REIT	2.686%	3/31/2028	CAD	858	604
	Crombie REIT	3.211%	10/9/2030	CAD	319	221
	Crombie REIT	4.732%	1/15/2032	CAD	4,025	2,955
	Crosslinx Transit Solutions GP	4.651%	9/30/2046	CAD	1,426	978
	CSS FSCC Partnership	6.915%	7/31/2042	CAD	6	5
	CT REIT	3.469%	6/16/2027	CAD	654	468
	CT REIT	3.029%	2/5/2029	CAD	2,000	1,408
	CU Inc.	5.032%	11/20/2036	CAD	1,550	1,188
	CU Inc.	4.543%	10/24/2041	CAD	2,381	1,696
	CU Inc.	3.805%	9/10/2042	CAD	4,199	2,722
	CU Inc.	4.722%	9/9/2043	CAD	8,471	6,134
	CU Inc.	4.085%	9/2/2044	CAD	2,145	1,431

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	CU Inc.	3.964%	7/27/2045	CAD	1,471	959
	CU Inc.	3.763%	11/19/2046	CAD	1,535	965
	CU Inc.	3.548%	11/22/2047	CAD	1,333	806
	CU Inc.	3.950%	11/23/2048	CAD	2,177	1,397
	CU Inc.	2.963%	9/7/2049	CAD	7,204	3,887
	CU Inc.	3.174%	9/5/2051	CAD	1,677	928
	CU Inc.	4.773%	9/14/2052	CAD	2,000	1,445
	CU Inc.	3.857%	11/14/2052	CAD	400	249
	CU Inc.	5.088%	9/20/2053	CAD	1,400	1,061
	CU Inc.	4.664%	9/11/2054	CAD	500	356
	CU Inc.	4.211%	10/29/2055	CAD	1,700	1,121
	Definity Financial Corp.	3.709%	9/12/2030	CAD	4,000	2,864
	Definity Financial Corp.	4.393%	9/12/2035	CAD	2,270	1,631
	Dollarama Inc.	1.505%	9/20/2027	CAD	981	684
	Dollarama Inc.	5.533%	9/26/2028	CAD	3,000	2,280
	Dollarama Inc.	5.165%	4/26/2030	CAD	1,300	994
	Dollarama Inc.	3.850%	12/16/2030	CAD	3,650	2,646
	Dream Industrial REIT	2.057%	6/17/2027	CAD	2,305	1,618
	Dream Industrial REIT	5.383%	3/22/2028	CAD	300	224
	Dream Summit Industrial LP	2.250%	1/12/2027	CAD	1,000	707
	Dream Summit Industrial LP	2.440%	7/14/2028	CAD	2,504	1,749
	Dream Summit Industrial LP	4.507%	2/12/2031	CAD	1,195	875
	E-L Financial Corp. Ltd.	4.000%	6/22/2050	CAD	1,000	619
	Emera Inc.	4.838%	5/2/2030	CAD	2,000	1,495
	Enbridge Gas Inc.	5.460%	10/6/2028	CAD	3,000	2,283
	Enbridge Gas Inc.	2.370%	8/9/2029	CAD	1,500	1,046
	Enbridge Gas Inc.	2.900%	4/1/2030	CAD	2,450	1,732
	Enbridge Gas Inc.	4.150%	8/17/2032	CAD	1,300	955
[3]	Enbridge Gas Inc.	5.210%	2/25/2036	CAD	1,600	1,234
	Enbridge Gas Inc.	5.460%	9/11/2036	CAD	1,550	1,218
	Enbridge Gas Inc.	5.200%	7/23/2040	CAD	700	531
	Enbridge Gas Inc.	4.880%	6/21/2041	CAD	1,691	1,238
	Enbridge Gas Inc.	4.500%	11/23/2043	CAD	200	140
	Enbridge Gas Inc.	4.200%	6/2/2044	CAD	7,747	5,201
	Enbridge Gas Inc.	4.000%	8/22/2044	CAD	984	642
	Enbridge Gas Inc.	3.800%	6/1/2046	CAD	1,471	924
	Enbridge Gas Inc.	3.590%	11/22/2047	CAD	1,183	714
	Enbridge Gas Inc.	3.510%	11/29/2047	CAD	2,305	1,374
	Enbridge Gas Inc.	4.950%	11/22/2050	CAD	1,323	973
	Enbridge Gas Inc.	3.200%	9/15/2051	CAD	2,329	1,283
	Enbridge Gas Inc.	4.550%	8/17/2052	CAD	2,200	1,525
	Enbridge Gas Inc.	5.670%	10/6/2053	CAD	1,000	815
	Enbridge Inc.	5.700%	11/9/2027	CAD	2,900	2,170
	Enbridge Inc.	2.990%	10/3/2029	CAD	85	60
	Enbridge Inc.	6.100%	11/9/2032	CAD	12,700	10,202
	Enbridge Inc.	5.360%	5/26/2033	CAD	4,350	3,359
	Enbridge Inc.	3.100%	9/21/2033	CAD	7,125	4,795
	Enbridge Inc.	4.730%	8/22/2034	CAD	15,700	11,619
	Enbridge Inc.	4.560%	2/25/2035	CAD	11,150	8,121
	Enbridge Inc.	4.240%	8/27/2042	CAD	1,638	1,073
	Enbridge Inc.	4.570%	3/11/2044	CAD	3,299	2,231
	Enbridge Inc.	4.870%	11/21/2044	CAD	2,058	1,442
	Enbridge Inc.	4.100%	9/21/2051	CAD	1,603	986
	Enbridge Inc.	6.510%	11/9/2052	CAD	1,500	1,295
	Enbridge Inc.	5.760%	5/26/2053	CAD	2,700	2,123
	Enbridge Inc.	5.320%	8/22/2054	CAD	8,000	5,928
	Enbridge Inc.	5.150%	12/17/2055	CAD	4,150	2,974
	Enbridge Pipelines Inc.	3.520%	2/22/2029	CAD	1,350	973
	Enbridge Pipelines Inc.	4.550%	8/17/2043	CAD	992	671
	Enbridge Pipelines Inc.	4.550%	9/29/2045	CAD	2,744	1,843
	Enbridge Pipelines Inc.	4.330%	2/22/2049	CAD	7,621	4,909
	Enbridge Pipelines Inc.	4.200%	5/12/2051	CAD	1,849	1,160
	Energir Inc.	2.100%	4/16/2027	CAD	963	681
	Energir Inc.	3.530%	5/16/2047	CAD	1,227	740
	Energir SEC	3.040%	2/9/2032	CAD	2,684	1,853
	Energir SEC	4.830%	6/2/2053	CAD	1,600	1,166
	ENMAX Corp.	3.836%	6/5/2028	CAD	1,054	764
	ENMAX Corp.	3.876%	10/18/2029	CAD	2,557	1,858
	ENMAX Corp.	4.695%	10/9/2034	CAD	2,800	2,079
	EPCOR Utilities Inc.	2.411%	6/30/2031	CAD	4,250	2,883

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	EPCOR Utilities Inc.	6.650%	4/15/2038	CAD	1,300	1,109
	EPCOR Utilities Inc.	4.550%	2/28/2042	CAD	1,463	1,037
	EPCOR Utilities Inc.	3.554%	11/27/2047	CAD	3,429	2,071
	EPCOR Utilities Inc.	3.949%	11/26/2048	CAD	1,035	663
	EPCOR Utilities Inc.	3.106%	7/8/2049	CAD	528	292
	EPCOR Utilities Inc.	3.287%	6/28/2051	CAD	953	538
	EPCOR Utilities Inc.	4.725%	9/2/2052	CAD	2,400	1,723
	EPCOR Utilities Inc.	5.326%	10/3/2053	CAD	2,000	1,566
	EPCOR Utilities Inc.	4.990%	5/31/2054	CAD	2,000	1,493
	Equitable Bank	3.500%	5/28/2027	EUR	10,000	11,734
	Equitable Bank	2.375%	9/28/2029	EUR	6,500	7,456
	Fair Hydro Trust	3.357%	5/15/2035	CAD	3,516	2,472
	Fair Hydro Trust	3.520%	5/15/2038	CAD	3,800	2,567
	Fairfax Financial Holdings Ltd.	4.250%	12/6/2027	CAD	8,708	6,338
	Fairfax Financial Holdings Ltd.	4.230%	6/14/2029	CAD	1,355	994
	Fairfax Financial Holdings Ltd.	4.730%	11/22/2034	CAD	7,200	5,348
	Federation des Caisses Desjardins du Quebec	5.475%	8/16/2028	CAD	7,300	5,542
	Federation des Caisses Desjardins du Quebec	5.467%	11/17/2028	CAD	10,000	7,613
	Federation des Caisses Desjardins du Quebec	2.683%	5/29/2030	EUR	10,000	11,533
	Federation des Caisses Desjardins du Quebec	5.035%	8/23/2032	CAD	8,300	6,120
	Federation des Caisses Desjardins du Quebec	5.279%	5/15/2034	CAD	4,500	3,376
	Finning International Inc.	4.445%	5/16/2028	CAD	6,900	5,069
	Finning International Inc.	5.077%	6/13/2042	CAD	600	420
	First Capital REIT	3.456%	1/22/2027	CAD	2,000	1,433
	First Capital REIT	3.753%	7/12/2027	CAD	1,422	1,023
	First Capital REIT	5.455%	6/12/2032	CAD	2,000	1,526
	Fortis Inc.	2.180%	5/15/2028	CAD	1,407	988
	Fortis Inc.	4.431%	5/31/2029	CAD	2,500	1,847
	Fortis Inc.	4.090%	3/26/2032	CAD	7,730	5,618
	Fortis Inc.	5.100%	12/4/2055	CAD	4,400	3,164
	FortisAlberta Inc.	6.220%	10/31/2034	CAD	18	15
	FortisAlberta Inc.	4.850%	9/11/2043	CAD	300	219
	FortisAlberta Inc.	3.672%	9/9/2047	CAD	2,052	1,262
	FortisAlberta Inc.	3.734%	9/18/2048	CAD	900	556
	FortisAlberta Inc.	2.632%	6/8/2051	CAD	652	323
	FortisAlberta Inc.	4.862%	5/26/2053	CAD	1,700	1,243
	FortisAlberta Inc.	4.897%	5/27/2054	CAD	1,500	1,103
	FortisBC Energy Inc.	6.500%	5/1/2034	CAD	4,898	4,091
	FortisBC Energy Inc.	5.900%	2/26/2035	CAD	1,600	1,295
	FortisBC Energy Inc.	6.050%	2/15/2038	CAD	4,898	3,957
	FortisBC Energy Inc.	2.820%	8/9/2049	CAD	700	366
	FortisBC Energy Inc.	2.540%	7/13/2050	CAD	800	392
	FortisBC Energy Inc.	4.670%	11/28/2052	CAD	400	284
	FortisBC Inc.	4.000%	10/28/2044	CAD	1,029	659
	George Weston Ltd.	4.193%	9/5/2029	CAD	2,000	1,464
	Gibson Energy Inc.	2.850%	7/14/2027	CAD	1,311	931
	Gibson Energy Inc.	3.600%	9/17/2029	CAD	5,347	3,828
	Gibson Energy Inc.	4.450%	8/20/2032	CAD	6,700	4,873
	Gibson Energy Inc.	5.750%	7/12/2033	CAD	1,400	1,092
	Gildan Activewear Inc.	4.362%	11/22/2029	CAD	5,800	4,264
	Granite REIT Holdings LP	3.062%	6/4/2027	CAD	1,051	750
	Granite REIT Holdings LP	6.074%	4/12/2029	CAD	5,000	3,858
	Granite REIT Holdings LP	3.999%	10/4/2029	CAD	5,000	3,619
	Granite REIT Holdings LP	2.378%	12/18/2030	CAD	1,172	784
	Granite REIT Holdings LP	4.348%	10/4/2031	CAD	6,990	5,071
	Greater Toronto Airports Authority	1.540%	5/3/2028	CAD	5,109	3,541
	Greater Toronto Airports Authority	2.730%	4/3/2029	CAD	4,791	3,396
	Greater Toronto Airports Authority	6.980%	10/15/2032	CAD	2,100	1,787
	Greater Toronto Airports Authority	3.260%	6/1/2037	CAD	4,424	2,881
	Greater Toronto Airports Authority	2.750%	10/17/2039	CAD	7,096	4,225
	Greater Toronto Airports Authority	5.300%	2/25/2041	CAD	5,019	3,875
[3]	Greater Toronto Airports Authority	5.300%	2/25/2041	CAD	2,450	1,744
	Greater Toronto Airports Authority	3.150%	10/5/2051	CAD	590	331
	Great-West Lifeco Inc.	1.750%	12/7/2026	EUR	100	114
	Great-West Lifeco Inc.	2.379%	5/14/2030	CAD	7,696	5,331
	Great-West Lifeco Inc.	6.670%	3/21/2033	CAD	975	819
	Great-West Lifeco Inc.	5.998%	11/16/2039	CAD	3,388	2,789
	Great-West Lifeco Inc.	2.981%	7/8/2050	CAD	2,365	1,265
	H&R REIT	2.633%	2/19/2027	CAD	1,452	1,030
	Halifax International Airport Authority	5.503%	7/19/2041	CAD	52	39

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Honda Canada Finance Inc.	4.873%	9/23/2027	CAD	10,400	7,677
Honda Canada Finance Inc.	4.899%	2/21/2029	CAD	3,000	2,255
Honda Canada Finance Inc.	4.900%	6/4/2029	CAD	1,500	1,129
Honda Canada Finance Inc.	3.539%	9/23/2030	CAD	3,950	2,824
Hospital for Sick Children	5.217%	12/16/2049	CAD	850	654
Hospital for Sick Children	3.416%	12/7/2057	CAD	1,381	775
Hospital Infrastructure Partners NOH Partnership	5.439%	1/31/2045	CAD	2,043	1,577
Hydro One Inc.	4.910%	1/27/2028	CAD	18,000	13,392
Hydro One Inc.	3.930%	11/30/2029	CAD	43,700	32,168
Hydro One Inc.	1.690%	1/16/2031	CAD	1,900	1,265
Hydro One Inc.	6.930%	6/1/2032	CAD	557	469
Hydro One Inc.	4.160%	1/27/2033	CAD	7,100	5,218
Hydro One Inc.	4.390%	3/1/2034	CAD	5,270	3,919
Hydro One Inc.	5.360%	5/20/2036	CAD	2,491	1,968
Hydro One Inc.	4.890%	3/13/2037	CAD	2,450	1,936
Hydro One Inc.	4.390%	9/26/2041	CAD	2,505	1,751
Hydro One Inc.	4.590%	10/9/2043	CAD	4,395	3,133
Hydro One Inc.	4.170%	6/6/2044	CAD	100	68
Hydro One Inc.	3.910%	2/23/2046	CAD	1,567	1,011
Hydro One Inc.	5.000%	10/19/2046	CAD	981	732
Hydro One Inc.	3.720%	11/18/2047	CAD	1,907	1,187
Hydro One Inc.	3.630%	6/25/2049	CAD	10,967	6,682
Hydro One Inc.	2.710%	2/28/2050	CAD	1,877	962
Hydro One Inc.	3.640%	4/5/2050	CAD	1,802	1,096
Hydro One Inc.	3.100%	9/15/2051	CAD	2,530	1,383
Hydro One Inc.	4.460%	1/27/2053	CAD	4,200	2,901
Hydro One Ltd.	1.410%	10/15/2027	CAD	2,041	1,424
Hydro Ottawa Capital Corp.	3.991%	5/14/2043	CAD	1,029	667
Hyundai Capital Canada Inc.	4.813%	2/1/2027	CAD	1,500	1,094
Hyundai Capital Canada Inc.	3.196%	2/16/2027	CAD	9,166	6,555
Hyundai Capital Canada Inc.	3.577%	11/22/2027	CAD	4,047	2,914
Hyundai Capital Canada Inc.	5.565%	3/8/2028	CAD	2,000	1,502
iA Financial Corp. Inc.	3.187%	2/25/2032	CAD	1,700	1,215
iA Financial Corp. Inc.	5.685%	6/20/2033	CAD	1,900	1,437
IGM Financial Inc.	6.000%	12/10/2040	CAD	1,250	1,014
IGM Financial Inc.	4.560%	1/25/2047	CAD	1,041	720
IGM Financial Inc.	4.115%	12/9/2047	CAD	2,981	1,931
IGM Financial Inc.	4.174%	7/13/2048	CAD	600	392
IGM Financial Inc.	4.206%	3/21/2050	CAD	687	449
IGM Financial Inc.	5.426%	5/26/2053	CAD	1,100	860
Independent Order of Foresters	2.885%	10/15/2035	CAD	557	377
InPower BC General Partnership	4.471%	3/31/2033	CAD	1,293	934
Intact Financial Corp.	2.179%	5/18/2028	CAD	1,500	1,053
Intact Financial Corp.	4.653%	5/16/2034	CAD	16,800	12,448
Intact Financial Corp.	6.400%	11/23/2039	CAD	25	21
Intact Financial Corp.	5.160%	6/16/2042	CAD	1,460	1,099
Intact Financial Corp.	2.954%	12/16/2050	CAD	1,946	1,026
Intact Financial Corp.	3.765%	5/20/2053	CAD	1,000	605
Integrated Team Solutions SJHC Partnership	5.946%	11/30/2042	CAD	21	16
Inter Pipeline Ltd.	3.484%	12/16/2026	CAD	1,825	1,307
Inter Pipeline Ltd.	4.232%	6/1/2027	CAD	3,904	2,823
Inter Pipeline Ltd.	5.760%	2/17/2028	CAD	4,990	3,743
Inter Pipeline Ltd.	3.983%	11/25/2031	CAD	6,082	4,332
Inter Pipeline Ltd.	5.849%	5/18/2032	CAD	2,240	1,742
Inter Pipeline Ltd.	6.590%	2/9/2034	CAD	3,057	2,480
Inter Pipeline Ltd.	4.637%	5/30/2044	CAD	2,943	1,919
Inter Pipeline Ltd.	5.091%	11/27/2051	CAD	1,053	721
Ivanhoe Cambridge II Inc.	4.994%	6/2/2028	CAD	1,200	899
Keyera Corp.	3.702%	10/15/2030	CAD	7,700	5,498
Keyera Corp.	4.204%	4/15/2033	CAD	10,300	7,374
Keyera Corp.	5.663%	1/4/2054	CAD	2,000	1,524
Keyera Corp.	5.309%	10/15/2055	CAD	2,700	1,958
Liberty Utilities Canada LP	3.315%	2/14/2050	CAD	5,350	2,879
Loblaw Cos. Ltd.	4.488%	12/11/2028	CAD	1,631	1,209
Loblaw Cos. Ltd.	3.564%	12/12/2029	CAD	4,925	3,551
Loblaw Cos. Ltd.	2.284%	5/7/2030	CAD	3,167	2,183
Loblaw Cos. Ltd.	5.008%	9/13/2032	CAD	3,700	2,832
Loblaw Cos. Ltd.	5.900%	1/18/2036	CAD	1,228	979
Loblaw Cos. Ltd.	5.336%	9/13/2052	CAD	600	455
Lower Mattagami Energy LP	2.433%	5/14/2031	CAD	3,241	2,221

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Lower Mattagami Energy LP	5.139%	5/18/2041	CAD	2,557	1,936
	Lower Mattagami Energy LP	4.944%	9/21/2043	CAD	277	206
	Lower Mattagami Energy LP	4.176%	2/23/2046	CAD	400	268
	Lower Mattagami Energy LP	4.175%	4/23/2052	CAD	800	529
	Magna International Inc.	4.800%	5/30/2029	CAD	2,125	1,584
	Magna International Inc.	4.950%	1/31/2031	CAD	1,400	1,053
	Magna International Inc.	3.625%	5/21/2031	EUR	5,000	5,866
	Magna International Inc.	4.375%	3/17/2032	EUR	2,500	3,043
	Manulife Bank of Canada	2.864%	2/16/2027	CAD	6,782	4,840
	Manulife Bank of Canada	3.717%	5/15/2030	CAD	4,450	3,223
	Manulife Finance Delaware LP	5.059%	12/15/2041	CAD	1,857	1,369
	Manulife Financial Corp.	5.409%	3/10/2033	CAD	4,100	3,071
	Manulife Financial Corp.	5.054%	2/23/2034	CAD	200	150
	Manulife Financial Corp.	4.064%	12/6/2034	CAD	9,000	6,552
	Manulife Financial Corp.	2.818%	5/13/2035	CAD	17,596	12,236
	McGill University	6.150%	9/22/2042	CAD	16	13
	McGill University	3.975%	1/29/2056	CAD	169	106
	McGill University Health Centre	5.360%	12/31/2043	CAD	306	235
	Metro Inc.	3.390%	12/6/2027	CAD	2,098	1,508
	Metro Inc.	3.998%	11/27/2029	CAD	17,420	12,757
	Metro Inc.	5.970%	10/15/2035	CAD	1,123	918
	Metro Inc.	4.270%	12/4/2047	CAD	3,283	2,154
	Metro Inc.	3.413%	2/28/2050	CAD	1,681	952
	Mountain View Partners GP	3.974%	3/31/2051	CAD	30	19
	National Bank of Canada	2.237%	11/4/2026	CAD	5,233	3,716
	National Bank of Canada	4.968%	12/7/2026	CAD	10,000	7,303
	National Bank of Canada	0.125%	1/27/2027	EUR	12,800	14,384
	National Bank of Canada	5.146%	9/2/2027	CAD	2,200	1,635
	National Bank of Canada	1.818%	12/16/2027	CAD	2,504	1,754
	National Bank of Canada	3.308%	8/15/2028	CAD	34,910	25,034
	National Bank of Canada	3.522%	7/17/2029	CAD	6,250	4,510
	National Bank of Canada	5.426%	8/16/2032	CAD	2,000	1,483
	National Bank of Canada	5.949%	1/29/2034	CAD	4,050	3,108
	National Bank of Canada	4.333%	8/15/2035	CAD	6,000	4,284
	NAV Canada	2.063%	5/29/2030	CAD	2,106	1,445
	NAV Canada	3.534%	2/23/2046	CAD	491	304
	NAV Canada	3.293%	3/30/2048	CAD	3,428	2,015
	North Battleford Power LP	4.958%	12/31/2032	CAD	1,469	1,088
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.000%	12/1/2026	CAD	3,705	2,621
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/2027	CAD	9,230	6,570
	North West Redwater Partnership / NWR Financing Co. Ltd.	2.800%	6/1/2031	CAD	15,000	10,327
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.150%	6/1/2033	CAD	2,695	1,960
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.650%	6/1/2035	CAD	5,307	3,651
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.750%	6/1/2037	CAD	1,721	1,279
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.350%	1/10/2039	CAD	6,516	4,577
	North West Redwater Partnership / NWR Financing Co. Ltd.	3.700%	2/23/2043	CAD	150	95
	North West Redwater Partnership / NWR Financing Co. Ltd.	4.050%	7/22/2044	CAD	2,700	1,772
	North West Redwater Partnership / NWR Financing Co. Ltd.	5.080%	6/1/2054	CAD	3,000	2,247
	Northern Courier Pipeline LP	3.365%	6/30/2042	CAD	646	443
[3]	Northern Courier Pipeline LP	3.365%	6/30/2042	CAD	1,140	782
	Northwestern Hydro Acquisition Co. II LP	3.877%	12/31/2036	CAD	2,040	1,324
	Northwestern Hydro Acquisition Co. III LP	3.940%	12/31/2038	CAD	2,147	1,368
	Nouvelle Autoroute 30 Financement Inc.	4.114%	3/31/2042	CAD	2,853	1,932
	Nouvelle Autoroute 30 Financement Inc.	4.115%	6/30/2042	CAD	1,428	966
	Nova Scotia Power Inc.	4.951%	11/15/2032	CAD	1,200	903
	Nova Scotia Power Inc.	6.950%	8/25/2033	CAD	800	672
	Nova Scotia Power Inc.	5.670%	11/14/2035	CAD	2,300	1,811
	Nova Scotia Power Inc.	5.610%	6/15/2040	CAD	1,212	935
	Nova Scotia Power Inc.	4.150%	3/6/2042	CAD	1,000	657
	Nova Scotia Power Inc.	4.500%	7/20/2043	CAD	1,211	825
	Nova Scotia Power Inc.	3.612%	5/1/2045	CAD	700	419
	Nova Scotia Power Inc.	3.571%	4/5/2049	CAD	1,614	936
	Nova Scotia Power Inc.	3.307%	4/25/2050	CAD	1,254	689
	Nova Scotia Power Inc.	5.355%	3/24/2053	CAD	800	606
	Noverco Inc.	4.568%	1/28/2035	CAD	2,000	1,472
	OMERS Realty Corp.	5.381%	11/14/2028	CAD	6,440	4,904
	OMERS Realty Corp.	3.628%	6/5/2030	CAD	2,204	1,599
	OMERS Realty Corp.	4.960%	2/10/2031	CAD	1,017	780
	Ontario Power Generation Inc.	3.315%	10/4/2027	CAD	4,405	3,165
	Ontario Power Generation Inc.	2.977%	9/13/2029	CAD	3,918	2,782

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Ontario Power Generation Inc.	3.215%	4/8/2030	CAD	17,220	12,260
Ontario Power Generation Inc.	4.922%	7/19/2032	CAD	5,000	3,818
Ontario Power Generation Inc.	3.838%	6/22/2048	CAD	2,939	1,824
Ontario Power Generation Inc.	4.248%	1/18/2049	CAD	2,100	1,386
Ontario Power Generation Inc.	3.651%	9/13/2050	CAD	1,277	761
Ontario Power Generation Inc.	2.947%	2/21/2051	CAD	1,743	909
Ontario Power Generation Inc.	4.866%	3/13/2055	CAD	3,000	2,162
OPB Finance Trust	2.980%	1/25/2027	CAD	2,442	1,750
OPB Finance Trust	3.890%	7/4/2042	CAD	1,000	667
Original Wempi Inc.	7.791%	10/4/2027	CAD	3,500	2,675
Ottawa MacDonald-Cartier International Airport Authority	3.933%	6/9/2045	CAD	610	405
Pembina Pipeline Corp.	4.240%	6/15/2027	CAD	2,100	1,522
Pembina Pipeline Corp.	4.020%	3/27/2028	CAD	2,200	1,600
Pembina Pipeline Corp.	3.620%	4/3/2029	CAD	146	105
Pembina Pipeline Corp.	5.020%	1/12/2032	CAD	13,000	9,830
Pembina Pipeline Corp.	5.220%	6/28/2033	CAD	5,000	3,815
Pembina Pipeline Corp.	5.210%	1/12/2034	CAD	5,930	4,521
Pembina Pipeline Corp.	4.750%	4/30/2043	CAD	3,475	2,392
Pembina Pipeline Corp.	4.740%	1/21/2047	CAD	2,577	1,753
Pembina Pipeline Corp.	4.750%	3/26/2048	CAD	7,256	4,925
Pembina Pipeline Corp.	4.540%	4/3/2049	CAD	3,244	2,134
Pembina Pipeline Corp.	4.670%	5/28/2050	CAD	1,872	1,251
Plenary Health Bridgepoint LP	7.246%	8/31/2042	CAD	804	699
Plenary Health Care Partnerships Humber LP	4.895%	5/31/2039	CAD	1,144	847
Plenary PCL Health HIEP LP	4.907%	6/30/2060	CAD	2,932	2,103
Plenary Properties LTAP LP	6.288%	1/31/2044	CAD	2,289	1,895
Power Corp. of Canada	4.810%	1/31/2047	CAD	1,100	788
Power Corp. of Canada	4.455%	7/27/2048	CAD	1,664	1,135
Power Financial Corp.	6.900%	3/11/2033	CAD	615	514
Primaris REIT	6.374%	6/30/2029	CAD	1,440	1,122
Primaris REIT	5.304%	3/15/2032	CAD	2,800	2,124
PSP Capital Inc.	2.050%	1/15/2030	CAD	6,428	4,439
Reliance LP	2.680%	12/1/2027	CAD	2,187	1,547
Reliance LP	2.670%	8/1/2028	CAD	1,704	1,196
RioCan REIT	2.361%	3/10/2027	CAD	2,583	1,828
RioCan REIT	5.611%	10/6/2027	CAD	800	596
RioCan REIT	4.004%	3/1/2028	CAD	3,500	2,540
RioCan REIT	2.829%	11/8/2028	CAD	1,776	1,251
RioCan REIT	5.962%	10/1/2029	CAD	2,200	1,697
RioCan REIT	5.470%	3/1/2030	CAD	3,000	2,280
RioCan REIT	5.455%	3/1/2031	CAD	2,000	1,523
RioCan REIT	4.623%	10/3/2031	CAD	2,400	1,756
Rogers Communications Inc.	3.650%	3/31/2027	CAD	29,084	20,905
Rogers Communications Inc.	5.700%	9/21/2028	CAD	9,590	7,297
Rogers Communications Inc.	4.400%	11/2/2028	CAD	64	47
Rogers Communications Inc.	3.750%	4/15/2029	CAD	11,938	8,631
Rogers Communications Inc.	3.300%	12/10/2029	CAD	700	498
Rogers Communications Inc.	4.250%	4/15/2032	CAD	4,838	3,526
Rogers Communications Inc.	5.900%	9/21/2033	CAD	11,970	9,529
Rogers Communications Inc.	6.680%	11/4/2039	CAD	1,891	1,585
Rogers Communications Inc.	6.110%	8/25/2040	CAD	3,650	2,912
Rogers Communications Inc.	6.560%	3/22/2041	CAD	1,698	1,415
Rogers Communications Inc.	5.250%	4/15/2052	CAD	8,496	6,206
Royal Bank of Canada	5.235%	11/2/2026	CAD	7,000	5,118
Royal Bank of Canada	0.010%	1/21/2027	EUR	22,369	25,110
Royal Bank of Canada	2.328%	1/28/2027	CAD	20,898	14,844
Royal Bank of Canada	0.125%	4/26/2027	EUR	32,500	36,330
Royal Bank of Canada	3.625%	6/14/2027	GBP	3,000	3,910
Royal Bank of Canada	1.500%	9/15/2027	EUR	10,300	11,709
Royal Bank of Canada	4.642%	1/17/2028	CAD	17,000	12,567
Royal Bank of Canada	5.000%	1/24/2028	GBP	7,000	9,356
Royal Bank of Canada	3.500%	7/25/2028	EUR	5,000	5,928
Royal Bank of Canada	3.626%	12/10/2028	CAD	35,000	25,297
Royal Bank of Canada	2.125%	4/26/2029	EUR	15,400	17,424
Royal Bank of Canada	3.411%	6/12/2029	CAD	27,000	19,257
Royal Bank of Canada	4.000%	10/17/2030	CAD	8,000	5,843
Royal Bank of Canada	0.010%	1/27/2031	EUR	9,000	9,007
Royal Bank of Canada	3.985%	7/22/2031	CAD	8,000	5,854
Royal Bank of Canada	2.140%	11/3/2031	CAD	23,985	16,993
Royal Bank of Canada	2.940%	5/3/2032	CAD	11,140	7,942

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Royal Bank of Canada	4.829%	8/8/2034	CAD	11,670	8,699
Royal Bank of Canada	4.464%	10/17/2035	CAD	8,740	6,478
Sagen MI Canada Inc.	2.955%	3/1/2027	CAD	908	648
Sagen MI Canada Inc.	3.261%	3/5/2031	CAD	1,800	1,224
Saputo Inc.	2.242%	6/16/2027	CAD	5,790	4,088
Saputo Inc.	5.250%	11/29/2029	CAD	800	611
Saputo Inc.	5.492%	11/20/2030	CAD	3,820	2,961
Scotiabank Capital Trust	5.650%	12/31/2056	CAD	1,933	1,478
SEC LP & Arci Ltd.	5.188%	8/29/2033	CAD	1,557	1,104
Simon Fraser University	5.613%	6/10/2043	CAD	160	124
SmartCentres REIT	3.192%	6/11/2027	CAD	2,000	1,428
SmartCentres REIT	3.834%	12/21/2027	CAD	2,450	1,766
SmartCentres REIT	2.307%	12/18/2028	CAD	1,274	880
SmartCentres REIT	3.526%	12/20/2029	CAD	684	484
SmartCentres REIT	5.162%	8/1/2030	CAD	1,200	901
SmartCentres REIT	3.648%	12/11/2030	CAD	981	691
South Bow Canadian Infrastructure Holdings Ltd.	4.616%	2/1/2032	CAD	2,500	1,838
South Bow Canadian Infrastructure Holdings Ltd.	4.933%	2/1/2035	CAD	5,000	3,708
SSL Finance Inc.	4.099%	10/31/2045	CAD	1,256	859
Stantec Inc.	5.393%	6/27/2030	CAD	1,000	764
Stella-Jones Inc.	4.312%	10/1/2031	CAD	3,715	2,701
Sun Life Capital Trust	7.093%	6/30/2052	CAD	900	734
Sun Life Financial Inc.	2.460%	11/18/2031	CAD	4,050	2,877
Sun Life Financial Inc.	2.580%	5/10/2032	CAD	28,995	20,572
Sun Life Financial Inc.	2.800%	11/21/2033	CAD	7,481	5,288
Sun Life Financial Inc.	4.780%	8/10/2034	CAD	3,100	2,319
Sun Life Financial Inc.	5.500%	7/4/2035	CAD	2,750	2,124
Sun Life Financial Inc.	2.060%	10/1/2035	CAD	3,377	2,274
Sun Life Financial Inc.	4.140%	9/13/2037	CAD	3,060	2,203
Sun Life Financial Inc.	5.400%	5/29/2042	CAD	2,377	1,822
Suncor Energy Inc.	5.400%	11/17/2026	CAD	5,000	3,657
Suncor Energy Inc.	4.340%	9/13/2046	CAD	1,113	719
Suncor Energy Inc.	3.950%	3/4/2051	CAD	3,878	2,323
TELUS Corp.	2.350%	1/27/2028	CAD	2,939	2,069
TELUS Corp.	3.625%	3/1/2028	CAD	9,701	7,001
TELUS Corp.	4.800%	12/15/2028	CAD	5,433	4,054
TELUS Corp.	5.000%	9/13/2029	CAD	1,500	1,130
TELUS Corp.	3.150%	2/19/2030	CAD	2,764	1,954
TELUS Corp.	5.600%	9/9/2030	CAD	5,020	3,892
TELUS Corp.	2.850%	11/13/2031	CAD	3,100	2,116
TELUS Corp.	5.250%	11/15/2032	CAD	12,600	9,662
TELUS Corp.	4.950%	3/28/2033	CAD	13,850	10,429
TELUS Corp.	5.750%	9/8/2033	CAD	2,000	1,577
TELUS Corp.	5.100%	2/15/2034	CAD	1,000	758
TELUS Corp.	4.400%	4/1/2043	CAD	1,165	771
TELUS Corp.	4.750%	1/17/2045	CAD	1,727	1,187
TELUS Corp.	4.400%	1/29/2046	CAD	1,250	818
TELUS Corp.	4.700%	3/6/2048	CAD	2,668	1,810
TELUS Corp.	3.950%	2/16/2050	CAD	1,290	774
TELUS Corp.	4.100%	4/5/2051	CAD	2,272	1,390
TELUS Corp.	5.650%	9/13/2052	CAD	11,350	8,720
TELUS Corp.	5.950%	9/8/2053	CAD	2,000	1,602
Teranet Holdings LP	5.754%	12/17/2040	CAD	1,663	1,227
Teranet Holdings LP	6.100%	6/17/2041	CAD	1,802	1,379
TMX Group Ltd.	3.779%	6/5/2028	CAD	1,400	1,017
TMX Group Ltd.	2.016%	2/12/2031	CAD	800	539
TMX Group Ltd.	4.836%	2/18/2032	CAD	3,500	2,662
TMX Group Ltd.	4.970%	2/16/2034	CAD	4,100	3,143
Toromont Industries Ltd.	3.842%	10/27/2027	CAD	2,277	1,646
Toronto Hydro Corp.	1.500%	10/15/2030	CAD	4,400	2,923
Toronto Hydro Corp.	5.540%	5/21/2040	CAD	652	515
Toronto Hydro Corp.	3.550%	7/28/2045	CAD	684	421
Toronto Hydro Corp.	3.485%	2/28/2048	CAD	2,497	1,499
Toronto Hydro Corp.	3.270%	10/18/2051	CAD	1,103	624
Toronto Hydro Corp.	4.950%	10/13/2052	CAD	1,800	1,343
Toronto-Dominion Bank	2.260%	1/7/2027	CAD	8,120	5,763
Toronto-Dominion Bank	0.500%	1/18/2027	EUR	14,300	16,121
Toronto-Dominion Bank	2.875%	4/5/2027	GBP	3,200	4,123
Toronto-Dominion Bank	4.210%	6/1/2027	CAD	20,936	15,243
Toronto-Dominion Bank	0.100%	7/19/2027	EUR	9,681	10,757

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Toronto-Dominion Bank	2.551%	8/3/2027	EUR	4,000	4,625
	Toronto-Dominion Bank	2.776%	9/3/2027	EUR	20,000	23,257
	Toronto-Dominion Bank	5.376%	10/21/2027	CAD	6,850	5,113
	Toronto-Dominion Bank	4.477%	1/18/2028	CAD	8,400	6,188
	Toronto-Dominion Bank	1.888%	3/8/2028	CAD	1,100	770
	Toronto-Dominion Bank	5.491%	9/8/2028	CAD	10,000	7,607
	Toronto-Dominion Bank	4.680%	1/8/2029	CAD	13,500	10,094
	Toronto-Dominion Bank	3.191%	2/16/2029	EUR	20,000	23,564
	Toronto-Dominion Bank	3.631%	12/13/2029	EUR	10,000	11,867
	Toronto-Dominion Bank	1.952%	4/8/2030	EUR	22,400	24,790
	Toronto-Dominion Bank	4.002%	10/31/2030	CAD	4,000	2,930
	Toronto-Dominion Bank	3.605%	9/10/2031	CAD	52,450	37,653
	Toronto-Dominion Bank	3.129%	8/3/2032	EUR	2,000	2,292
	Toronto-Dominion Bank	2.973%	9/9/2032	EUR	7,000	8,124
	Toronto-Dominion Bank	3.247%	2/16/2034	EUR	14,212	16,627
	Toronto-Dominion Bank	5.177%	4/9/2034	CAD	8,420	6,331
	Toronto-Dominion Bank	4.231%	2/1/2035	CAD	3,000	2,188
	Toronto-Dominion Bank	4.423%	10/31/2035	CAD	7,500	5,544
	Toyota Credit Canada Inc.	4.420%	6/28/2027	CAD	2,000	1,462
	Toyota Credit Canada Inc.	3.550%	10/4/2027	CAD	10,630	7,669
	Toyota Credit Canada Inc.	4.460%	3/19/2029	CAD	2,000	1,486
	TransCanada PipeLines Ltd.	3.800%	4/5/2027	CAD	2,290	1,649
	TransCanada PipeLines Ltd.	3.390%	3/15/2028	CAD	2,575	1,849
	TransCanada PipeLines Ltd.	6.280%	5/26/2028	CAD	2,211	1,685
	TransCanada PipeLines Ltd.	3.000%	9/18/2029	CAD	3,275	2,318
	TransCanada PipeLines Ltd.	5.277%	7/15/2030	CAD	4,700	3,601
	TransCanada PipeLines Ltd.	5.330%	5/12/2032	CAD	10,605	8,182
	TransCanada PipeLines Ltd.	4.575%	2/20/2035	CAD	6,000	4,383
	TransCanada PipeLines Ltd.	8.050%	2/17/2039	CAD	24	22
	TransCanada PipeLines Ltd.	4.350%	6/6/2046	CAD	2,341	1,532
	TransCanada PipeLines Ltd.	4.330%	9/16/2047	CAD	4,504	2,926
	TransCanada PipeLines Ltd.	4.180%	7/3/2048	CAD	4,847	3,069
	TransCanada PipeLines Ltd.	4.340%	10/15/2049	CAD	5,790	3,740
	TransCanada PipeLines Ltd.	5.920%	5/12/2052	CAD	1,200	966
	Trillium Health Partners Volunteers	3.702%	12/20/2058	CAD	635	368
	Trillium M Project Co. General Partnership	5.187%	10/31/2062	CAD	1,500	1,122
	TriSummit Utilities Inc.	4.260%	12/5/2028	CAD	1,335	979
	University of Ottawa	6.280%	4/15/2043	CAD	800	671
	University of Ottawa	2.635%	2/13/2060	CAD	1,811	841
	University of Toronto	5.841%	12/15/2043	CAD	34	28
	University of Toronto	4.251%	12/7/2051	CAD	1,225	822
	University of Western Ontario	4.798%	5/24/2047	CAD	47	34
[3]	Vancouver Airport Authority	7.425%	12/7/2026	CAD	7,346	5,489
	Vancouver Airport Authority	3.857%	11/10/2045	CAD	626	406
	Vancouver Airport Authority	3.656%	11/23/2048	CAD	1,000	623
	Vancouver Airport Authority	2.874%	10/18/2049	CAD	1,026	553
	Vancouver Airport Authority	2.800%	9/21/2050	CAD	1,678	886
	Videotron Ltd.	3.625%	6/15/2028	CAD	2,000	1,429
	Videotron Ltd.	4.650%	7/15/2029	CAD	10,500	7,811
	Videotron Ltd.	5.000%	7/15/2034	CAD	933	701
	Westcoast Energy Inc.	4.791%	10/28/2041	CAD	1,885	1,320
	Whitecap Resources Inc.	5.503%	6/21/2034	CAD	3,000	2,303
	WSP Global Inc.	2.408%	4/19/2028	CAD	2,079	1,462
	WSP Global Inc.	5.548%	11/22/2030	CAD	8,400	6,494
	York University	6.480%	3/7/2042	CAD	846	719
						2,448,852
China (0.0%)
	Prosus NV	1.539%	8/3/2028	EUR	500	555
	Prosus NV	1.288%	7/13/2029	EUR	884	953
	Prosus NV	2.031%	8/3/2032	EUR	4,515	4,704
	Prosus NV	2.778%	1/19/2034	EUR	5,768	6,129
						12,341
Czech Republic (0.0%)
	CEZ A/S	3.000%	6/5/2028	EUR	6,141	7,128
	Czech Gas Networks Investments Sarl	1.000%	7/16/2027	EUR	8,000	8,987
	Czech Gas Networks Investments Sarl	0.450%	9/8/2029	EUR	1,400	1,467
	Czech Gas Networks Investments Sarl	0.875%	3/31/2031	EUR	12,000	12,225
	EP Infrastructure A/S	2.045%	10/9/2028	EUR	6,808	7,619
	EP Infrastructure A/S	1.816%	3/2/2031	EUR	2,046	2,128

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
EPH Financing International A/S	6.651%	11/13/2028	EUR	6,500	8,122
EPH Financing International A/S	5.875%	11/30/2029	EUR	5,000	6,195
					53,871
Denmark (0.5%)
AP Moller - Maersk A/S	0.750%	11/25/2031	EUR	12,786	12,878
AP Moller - Maersk A/S	3.500%	9/17/2034	EUR	6,000	6,901
Carlsberg Breweries A/S	3.500%	11/26/2026	EUR	18,000	20,995
Carlsberg Breweries A/S	0.375%	6/30/2027	EUR	4,000	4,463
Carlsberg Breweries A/S	0.875%	7/1/2029	EUR	11,500	12,422
Carlsberg Breweries A/S	0.625%	3/9/2030	EUR	400	421
Carlsberg Breweries A/S	5.500%	2/28/2039	GBP	3,000	3,932
Danfoss Finance I BV	0.375%	10/28/2028	EUR	2,200	2,371
Danfoss Finance II BV	4.125%	12/2/2029	EUR	6,000	7,221
Danmarks Skibskredit A/S	0.250%	6/21/2028	EUR	700	760
Danske Bank A/S	0.750%	11/22/2027	EUR	7,369	8,238
Danske Bank A/S	2.250%	1/14/2028	GBP	9,315	11,938
Danske Bank A/S	6.500%	8/23/2028	GBP	2,500	3,414
Danske Bank A/S	0.750%	6/9/2029	EUR	11,776	12,939
Danske Bank A/S	4.750%	6/21/2030	EUR	10,000	12,291
Danske Bank A/S	4.125%	1/10/2031	EUR	17,000	20,648
Danske Bank A/S	3.875%	1/9/2032	EUR	15,000	17,958
Danske Bank A/S	4.625%	5/14/2034	EUR	10,000	12,051
DSV Finance BV	1.375%	3/16/2030	EUR	5,000	5,425
DSV Finance BV	3.250%	11/6/2030	EUR	7,000	8,168
DSV Finance BV	3.375%	11/6/2034	EUR	6,000	6,854
DSV Finance BV	0.875%	9/17/2036	EUR	4,276	3,766
ISS Global A/S	1.500%	8/31/2027	EUR	9,771	11,061
Jyske Bank A/S	4.875%	11/10/2029	EUR	5,000	6,107
Jyske Bank A/S	3.625%	4/29/2031	EUR	5,000	5,881
Nordea Kredit Realkreditaktieselskab	1.000%	4/1/2029	DKK	200,000	29,644
Nordea Kredit Realkreditaktieselskab	3.500%	10/1/2044	DKK	46	7
Novo Nordisk Finance Netherlands BV	1.375%	3/31/2030	EUR	5,000	5,460
Novo Nordisk Finance Netherlands BV	3.375%	5/21/2034	EUR	7,000	8,157
Nykredit Realkredit A/S	1.000%	1/1/2027	DKK	350,302	53,426
Nykredit Realkredit A/S	0.750%	1/20/2027	EUR	10,000	11,310
Nykredit Realkredit A/S	1.000%	7/1/2027	DKK	250,000	37,922
Nykredit Realkredit A/S	0.375%	1/17/2028	EUR	10,604	11,674
Nykredit Realkredit A/S	1.000%	7/1/2028	DKK	200,000	29,962
Nykredit Realkredit A/S	1.000%	1/1/2029	DKK	125,000	18,599
Nykredit Realkredit A/S	1.000%	1/1/2030	DKK	100,000	14,632
Nykredit Realkredit A/S	3.375%	1/10/2030	EUR	8,000	9,375
Nykredit Realkredit A/S	1.000%	7/1/2030	DKK	300,000	43,463
Nykredit Realkredit A/S	3.500%	7/10/2031	EUR	10,000	11,697
Nykredit Realkredit A/S	4.000%	4/24/2035	EUR	5,000	5,876
Nykredit Realkredit A/S	2.000%	10/1/2047	DKK	15,368	2,136
Orsted A/S	2.250%	6/14/2028	EUR	5,000	5,675
Orsted A/S	1.500%	11/26/2029	EUR	21,318	23,069
Orsted A/S	3.250%	9/13/2031	EUR	13,000	14,837
Orsted A/S	4.875%	1/12/2032	GBP	8,901	11,412
Orsted A/S	2.500%	5/16/2033	GBP	2,200	2,370
Orsted A/S	2.875%	6/14/2033	EUR	7,000	7,602
Orsted A/S	5.125%	9/13/2034	GBP	3,000	3,797
Orsted A/S	5.750%	4/9/2040	GBP	1,702	2,140
Pandora A/S	4.500%	4/10/2028	EUR	11,535	13,824
Realkredit Danmark A/S	1.000%	1/1/2029	DKK	250,000	37,198
TDC Net A/S	5.186%	8/2/2029	EUR	1,500	1,825
TDC Net A/S	5.618%	2/6/2030	EUR	2,000	2,466
TDC Net A/S	6.500%	6/1/2031	EUR	8,500	10,887
					649,545
Finland (0.3%)
Fortum OYJ	4.000%	5/26/2028	EUR	5,000	5,950
Fortum OYJ	2.125%	2/27/2029	EUR	1,100	1,247
Fortum OYJ	4.500%	5/26/2033	EUR	4,000	4,941
Kojamo OYJ	1.875%	5/27/2027	EUR	2,000	2,281
Kojamo OYJ	0.875%	5/28/2029	EUR	3,762	4,008
Metso OYJ	0.875%	5/26/2028	EUR	1,500	1,657
Neste OYJ	4.250%	3/16/2033	EUR	7,000	8,494
Nokia OYJ	3.125%	5/15/2028	EUR	4,000	4,658
Nokia OYJ	4.375%	8/21/2031	EUR	1,500	1,821

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nordea Bank Abp	1.125%	2/16/2027	EUR	15,800	17,943
Nordea Bank Abp	0.500%	5/14/2027	EUR	9,913	11,126
Nordea Bank Abp	4.125%	5/5/2028	EUR	12,000	14,385
Nordea Bank Abp	0.500%	11/2/2028	EUR	6,062	6,580
Nordea Bank Abp	2.500%	5/23/2029	EUR	13,400	15,402
Nordea Bank Abp	3.375%	6/11/2029	EUR	4,278	5,062
Nordea Bank Abp	2.875%	8/24/2032	EUR	3,000	3,407
Nordea Bank Abp	1.625%	12/9/2032	GBP	2,491	3,090
Nordea Bank Abp	3.625%	3/15/2034	EUR	5,000	5,916
Nordea Kiinnitysluottopankki OYJ	0.625%	3/17/2027	EUR	11,180	12,634
Nordea Kiinnitysluottopankki OYJ	1.000%	3/30/2029	EUR	10,000	11,013
Nordea Kiinnitysluottopankki OYJ	3.000%	2/20/2030	EUR	15,000	17,642
Nordea Kiinnitysluottopankki OYJ	3.000%	1/31/2031	EUR	10,000	11,735
Nordea Kiinnitysluottopankki OYJ	3.000%	4/12/2034	EUR	8,000	9,301
Oma Saastopankki OYJ	0.010%	11/25/2027	EUR	4,800	5,267
OP Corporate Bank plc	0.600%	1/18/2027	EUR	10,729	12,108
OP Corporate Bank plc	4.125%	4/18/2027	EUR	5,000	5,909
OP Corporate Bank plc	0.100%	11/16/2027	EUR	15,431	16,996
OP Corporate Bank plc	4.000%	6/13/2028	EUR	10,000	11,957
OP Corporate Bank plc	0.375%	12/8/2028	EUR	5,000	5,371
OP Mortgage Bank	0.010%	11/19/2026	EUR	4,913	5,542
OP Mortgage Bank	0.750%	6/7/2027	EUR	5,000	5,634
OP Mortgage Bank	0.625%	2/15/2029	EUR	4,913	5,343
OP Mortgage Bank	2.750%	1/25/2030	EUR	11,000	12,794
OP Mortgage Bank	0.010%	11/19/2030	EUR	19,638	19,879
OP Mortgage Bank	3.000%	7/17/2031	EUR	30,380	35,554
Sampo OYJ	3.375%	5/23/2049	EUR	6,836	7,899
Sampo OYJ	2.500%	9/3/2052	EUR	17,673	18,967
SATO OYJ	1.375%	2/24/2028	EUR	1,700	1,909
SP-Kiinnitysluottopankki OYJ	3.250%	5/2/2031	EUR	5,000	5,902
Stora Enso OYJ	2.500%	6/7/2027	EUR	2,231	2,570
Stora Enso OYJ	2.500%	3/21/2028	EUR	2,806	3,233
Stora Enso OYJ	4.250%	9/1/2029	EUR	8,727	10,456
Teollisuuden Voima OYJ	1.375%	6/23/2028	EUR	3,000	3,350
Teollisuuden Voima OYJ	4.750%	6/1/2030	EUR	5,000	6,151
UPM-Kymmene OYJ	0.500%	3/22/2031	EUR	9,000	9,085
					392,169
France (3.2%)
Abertis France SAS	1.625%	11/27/2027	EUR	7,500	8,481
Abertis France SAS	1.625%	9/18/2029	EUR	3,000	3,283
Abertis France SAS	1.475%	1/18/2031	EUR	8,100	8,576
Accor SA	3.500%	3/4/2033	EUR	9,500	10,863
Aeroports de Paris SA	1.000%	1/5/2029	EUR	3,000	3,280
Aeroports de Paris SA	2.750%	4/2/2030	EUR	9,300	10,648
Aeroports de Paris SA	1.500%	7/2/2032	EUR	3,600	3,717
Aeroports de Paris SA	3.500%	3/20/2033	EUR	5,500	6,413
Aeroports de Paris SA	1.125%	6/18/2034	EUR	1,500	1,436
Aeroports de Paris SA	2.125%	10/11/2038	EUR	3,700	3,572
Air Liquide Finance SA	1.250%	6/13/2028	EUR	500	562
Air Liquide Finance SA	1.375%	4/2/2030	EUR	7,700	8,400
Air Liquide Finance SA	3.375%	5/29/2034	EUR	10,000	11,637
Air Liquide Finance SA	3.500%	3/21/2035	EUR	5,000	5,851
Airbus SE	2.000%	4/7/2028	EUR	10,000	11,470
Airbus SE	2.125%	10/29/2029	EUR	1,547	1,764
Airbus SE	1.625%	6/9/2030	EUR	2,400	2,645
Airbus SE	1.375%	5/13/2031	EUR	4,331	4,635
Airbus SE	2.375%	4/7/2032	EUR	2,686	3,024
Airbus SE	2.375%	6/9/2040	EUR	6,487	6,350
Alstom SA	0.125%	7/27/2027	EUR	4,000	4,433
Alstom SA	0.000%	1/11/2029	EUR	3,400	3,601
Altarea SCA	1.750%	1/16/2030	EUR	1,500	1,608
APRR SA	1.250%	1/6/2027	EUR	5,400	6,150
APRR SA	1.250%	1/18/2028	EUR	3,500	3,937
APRR SA	1.875%	1/3/2029	EUR	5,000	5,639
APRR SA	3.125%	1/24/2030	EUR	13,000	15,186
APRR SA	1.500%	1/25/2030	EUR	200	219
APRR SA	1.875%	1/6/2031	EUR	100	109
APRR SA	1.625%	1/13/2032	EUR	4,700	4,982
APRR SA	1.500%	1/17/2033	EUR	100	102

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Arkea Home Loans SFH SA	0.750%	10/5/2027	EUR	25	28
Arkea Home Loans SFH SA	0.125%	7/12/2029	EUR	10,000	10,562
Arkea Home Loans SFH SA	0.010%	10/4/2030	EUR	12,600	12,711
Arkea Home Loans SFH SA	1.500%	6/1/2033	EUR	5,000	5,172
Arkea Public Sector SCF SA	3.004%	1/27/2032	EUR	12,400	14,400
Arkema SA	1.500%	4/20/2027	EUR	13,600	15,476
Arkema SA	4.250%	5/20/2030	EUR	11,000	13,309
Arkema SA	3.500%	9/12/2034	EUR	3,000	3,398
Arkema SA	4.800%	Perpetual	EUR	5,000	5,917
Autoroutes du Sud de la France SA	1.250%	1/18/2027	EUR	15,100	17,184
Autoroutes du Sud de la France SA	1.375%	6/27/2028	EUR	11,000	12,361
Autoroutes du Sud de la France SA	1.375%	1/22/2030	EUR	5,000	5,441
Autoroutes du Sud de la France SA	1.375%	2/21/2031	EUR	8,000	8,498
AXA Home Loan SFH SA	0.010%	10/16/2029	EUR	5,000	5,200
AXA SA	3.750%	10/12/2030	EUR	4,500	5,438
AXA SA	3.375%	5/31/2034	EUR	13,500	15,688
AXA SA	1.375%	10/7/2041	EUR	4,276	4,437
AXA SA	1.875%	7/10/2042	EUR	8,300	8,608
AXA SA	4.250%	3/10/2043	EUR	5,550	6,580
AXA SA	5.500%	7/11/2043	EUR	7,630	9,712
AXA SA	3.375%	7/6/2047	EUR	6,007	6,992
AXA SA	3.250%	5/28/2049	EUR	17,896	20,722
Ayvens SA	4.250%	1/18/2027	EUR	8,100	9,531
Ayvens SA	4.000%	7/5/2027	EUR	4,600	5,432
Ayvens SA	3.875%	1/24/2028	EUR	4,800	5,677
Ayvens SA	4.875%	10/6/2028	EUR	4,600	5,627
Ayvens SA	3.875%	7/16/2029	EUR	5,000	5,975
Ayvens SA	4.000%	1/24/2031	EUR	2,400	2,890
Banque Federative du Credit Mutuel SA	1.875%	11/4/2026	EUR	2,800	3,206
Banque Federative du Credit Mutuel SA	2.625%	3/31/2027	EUR	500	577
Banque Federative du Credit Mutuel SA	0.100%	10/8/2027	EUR	4,300	4,745
Banque Federative du Credit Mutuel SA	1.625%	11/15/2027	EUR	2,500	2,816
Banque Federative du Credit Mutuel SA	0.875%	12/7/2027	GBP	6,100	7,486
Banque Federative du Credit Mutuel SA	2.500%	5/25/2028	EUR	7,500	8,559
Banque Federative du Credit Mutuel SA	0.250%	6/29/2028	EUR	6,200	6,746
Banque Federative du Credit Mutuel SA	0.250%	7/19/2028	EUR	13,200	14,273
Banque Federative du Credit Mutuel SA	1.875%	10/26/2028	GBP	3,200	3,921
Banque Federative du Credit Mutuel SA	0.625%	11/3/2028	EUR	26,400	28,629
Banque Federative du Credit Mutuel SA	4.125%	3/13/2029	EUR	10,000	12,045
Banque Federative du Credit Mutuel SA	1.750%	3/15/2029	EUR	5,000	5,568
Banque Federative du Credit Mutuel SA	1.875%	6/18/2029	EUR	5,000	5,521
Banque Federative du Credit Mutuel SA	5.000%	10/22/2029	GBP	6,000	8,022
Banque Federative du Credit Mutuel SA	0.750%	1/17/2030	EUR	1,200	1,265
Banque Federative du Credit Mutuel SA	1.250%	6/3/2030	EUR	11,000	11,717
Banque Federative du Credit Mutuel SA	0.625%	2/21/2031	EUR	15,200	15,347
Banque Federative du Credit Mutuel SA	4.750%	11/10/2031	EUR	16,000	19,877
Banque Federative du Credit Mutuel SA	1.125%	11/19/2031	EUR	8,900	8,917
Banque Federative du Credit Mutuel SA	3.625%	9/14/2032	EUR	9,000	10,612
Banque Federative du Credit Mutuel SA	5.125%	1/13/2033	EUR	6,000	7,499
Banque Federative du Credit Mutuel SA	3.750%	2/1/2033	EUR	15,000	17,771
Banque Federative du Credit Mutuel SA	4.125%	6/14/2033	EUR	18,000	21,852
Banque Federative du Credit Mutuel SA	4.375%	1/11/2034	EUR	16,000	19,072
BNP Paribas Home Loan SFH SA	3.000%	5/25/2028	EUR	10,000	11,709
BNP Paribas SA	1.875%	12/14/2027	GBP	3,000	3,738
BNP Paribas SA	0.500%	2/19/2028	EUR	16,200	18,181
BNP Paribas SA	1.500%	5/25/2028	EUR	5,000	5,634
BNP Paribas SA	0.500%	5/30/2028	EUR	1,000	1,116
BNP Paribas SA	2.750%	7/25/2028	EUR	20,000	23,120
BNP Paribas SA	0.500%	9/1/2028	EUR	5,600	6,217
BNP Paribas SA	3.875%	2/23/2029	EUR	16,000	18,994
BNP Paribas SA	2.875%	2/24/2029	GBP	6,000	7,471
BNP Paribas SA	1.125%	4/17/2029	EUR	5,000	5,543
BNP Paribas SA	1.375%	5/28/2029	EUR	13,300	14,553
BNP Paribas SA	2.538%	7/13/2029	CAD	2,491	1,738
BNP Paribas SA	6.000%	8/18/2029	GBP	4,000	5,461
BNP Paribas SA	3.625%	9/1/2029	EUR	6,000	7,090
BNP Paribas SA	0.500%	1/19/2030	EUR	9,400	10,041
BNP Paribas SA	0.875%	7/11/2030	EUR	10,400	11,112
BNP Paribas SA	3.875%	1/10/2031	EUR	5,000	5,989
BNP Paribas SA	1.625%	7/2/2031	EUR	3,200	3,339

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BNP Paribas SA	1.250%	7/13/2031	GBP	9,100	9,845
BNP Paribas SA	4.042%	1/10/2032	EUR	4,000	4,787
BNP Paribas SA	1.125%	1/15/2032	EUR	12,000	13,542
BNP Paribas SA	2.500%	3/31/2032	EUR	7,000	8,018
BNP Paribas SA	2.100%	4/7/2032	EUR	6,000	6,412
BNP Paribas SA	4.125%	9/26/2032	EUR	7,000	8,518
BNP Paribas SA	4.750%	11/13/2032	EUR	26,000	32,192
BNP Paribas SA	0.625%	12/3/2032	EUR	21,000	20,007
BNP Paribas SA	4.125%	5/24/2033	EUR	5,000	6,099
BNP Paribas SA	0.875%	8/31/2033	EUR	14,000	15,117
BNP Paribas SA	4.159%	8/28/2034	EUR	21,000	24,805
BNP Paribas SA	2.000%	9/13/2036	GBP	2,200	2,092
Bouygues SA	1.375%	6/7/2027	EUR	8,200	9,309
Bouygues SA	1.125%	7/24/2028	EUR	200	224
Bouygues SA	2.250%	6/29/2029	EUR	9,500	10,779
Bouygues SA	0.500%	2/11/2030	EUR	2,500	2,615
Bouygues SA	4.625%	6/7/2032	EUR	7,500	9,344
Bouygues SA	3.250%	6/30/2037	EUR	6,200	6,929
Bouygues SA	5.375%	6/30/2042	EUR	5,600	7,275
BPCE SA	1.375%	12/23/2026	GBP	3,600	4,585
BPCE SA	0.010%	1/14/2027	EUR	2,400	2,691
BPCE SA	0.500%	2/24/2027	EUR	400	450
BPCE SA	0.500%	1/14/2028	EUR	3,500	3,941
BPCE SA	4.500%	4/26/2028	AUD	9,640	6,252
BPCE SA	0.914%	7/13/2028	JPY	300,000	1,911
BPCE SA	6.000%	9/29/2028	GBP	3,000	4,038
BPCE SA	1.625%	3/2/2029	EUR	12,000	13,513
BPCE SA	5.250%	4/16/2029	GBP	9,500	12,524
BPCE SA	4.625%	3/2/2030	EUR	20,000	24,321
BPCE SA	0.250%	1/14/2031	EUR	7,500	7,532
BPCE SA	0.750%	3/3/2031	EUR	6,000	6,123
BPCE SA	1.100%	12/16/2031	JPY	400,000	2,545
BPCE SA	1.000%	1/14/2032	EUR	5,600	5,630
BPCE SA	2.250%	3/2/2032	EUR	8,500	9,715
BPCE SA	4.000%	11/29/2032	EUR	9,000	10,863
BPCE SA	4.500%	1/13/2033	EUR	14,000	17,166
BPCE SA	4.125%	3/8/2033	EUR	7,000	8,368
BPCE SA	4.000%	1/20/2034	EUR	10,000	11,836
BPCE SA	1.750%	2/2/2034	EUR	9,500	10,439
BPCE SA	4.750%	6/14/2034	EUR	5,000	6,221
BPCE SA	4.250%	1/11/2035	EUR	5,000	6,022
BPCE SA	5.125%	1/25/2035	EUR	2,000	2,449
BPCE SA	4.250%	7/16/2035	EUR	5,000	5,925
BPCE SA	3.875%	1/25/2036	EUR	5,000	5,913
BPCE SFH SA	0.625%	9/22/2027	EUR	2,500	2,796
BPCE SFH SA	0.010%	11/10/2027	EUR	28,900	31,839
BPCE SFH SA	3.250%	4/12/2028	EUR	20,000	23,546
BPCE SFH SA	0.875%	4/13/2028	EUR	6,100	6,789
BPCE SFH SA	0.750%	2/23/2029	EUR	27,000	29,444
BPCE SFH SA	1.000%	6/8/2029	EUR	2,400	2,622
BPCE SFH SA	3.000%	10/17/2029	EUR	5,000	5,858
BPCE SFH SA	2.750%	2/12/2030	EUR	25,300	29,325
BPCE SFH SA	1.125%	4/12/2030	EUR	16,200	17,494
BPCE SFH SA	2.625%	7/24/2030	EUR	6,300	7,245
BPCE SFH SA	0.125%	12/3/2030	EUR	33,500	33,932
BPCE SFH SA	3.000%	1/15/2031	EUR	20,000	23,330
BPCE SFH SA	0.010%	3/18/2031	EUR	14,400	14,319
BPCE SFH SA	0.625%	5/29/2031	EUR	5,200	5,325
Bureau Veritas SA	3.500%	5/22/2036	EUR	5,000	5,741
Caisse de Refinancement de l'Habitat SA	0.010%	2/7/2028	EUR	5,000	5,471
Caisse de Refinancement de l'Habitat SA	2.750%	4/12/2028	EUR	6,500	7,561
Caisse de Refinancement de l'Habitat SA	2.750%	1/12/2029	EUR	15,400	17,926
Caisse de Refinancement de l'Habitat SA	0.010%	10/8/2029	EUR	10,300	10,757
Caisse de Refinancement de l'Habitat SA	2.875%	3/25/2031	EUR	10,000	11,585
Caisse de Refinancement de l'Habitat SA	3.375%	6/28/2032	EUR	10,000	11,831
Caisse de Refinancement de l'Habitat SA	3.125%	2/23/2033	EUR	20,000	23,188
Caisse Nationale de Reassurance Mutuelle Agricole Groupama	0.750%	7/7/2028	EUR	3,500	3,814
Caisse Nationale de Reassurance Mutuelle Agricole Groupama	3.375%	9/24/2028	EUR	3,100	3,619
Capgemini SE	1.750%	4/18/2028	EUR	6,500	7,364
Capgemini SE	2.000%	4/15/2029	EUR	3,000	3,382

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Capgemini SE	1.125%	6/23/2030	EUR	5,000	5,317
Capgemini SE	2.375%	4/15/2032	EUR	5,800	6,369
Carmila SA	1.625%	4/1/2029	EUR	1,200	1,327
Carmila SA	3.875%	1/25/2032	EUR	2,000	2,329
Carrefour SA	2.625%	12/15/2027	EUR	5,000	5,783
Carrefour SA	2.375%	10/30/2029	EUR	4,800	5,451
Carrefour SA	4.375%	11/14/2031	EUR	11,000	13,385
Carrefour SA	3.625%	10/17/2032	EUR	7,000	8,200
CCF SFH SACA	2.500%	6/28/2028	EUR	8,800	10,152
Cie de Financement Foncier SA	5.500%	1/26/2027	GBP	1,146	1,523
Cie de Financement Foncier SA	0.375%	4/9/2027	EUR	34,000	38,193
Cie de Financement Foncier SA	0.010%	11/10/2027	EUR	23,000	25,315
Cie de Financement Foncier SA	0.750%	1/11/2028	EUR	5,400	6,014
Cie de Financement Foncier SA	0.500%	3/16/2028	EUR	11,400	12,577
Cie de Financement Foncier SA	0.875%	9/11/2028	EUR	9,200	10,149
Cie de Financement Foncier SA	0.010%	4/16/2029	EUR	10,000	10,584
Cie de Financement Foncier SA	3.000%	4/24/2032	EUR	8,300	9,600
Cie de Financement Foncier SA	3.125%	5/28/2034	EUR	6,000	6,894
Cie de Financement Foncier SA	0.010%	10/29/2035	EUR	21,000	17,429
Cie de Financement Foncier SA	0.600%	10/25/2041	EUR	19,600	14,494
Cie de Financement Foncier SA	3.875%	4/25/2055	EUR	6,951	7,866
Cie de Saint-Gobain SA	1.375%	6/14/2027	EUR	5,000	5,680
Cie de Saint-Gobain SA	2.375%	10/4/2027	EUR	4,800	5,541
Cie de Saint-Gobain SA	2.125%	6/10/2028	EUR	2,500	2,857
Cie de Saint-Gobain SA	1.875%	9/21/2028	EUR	9,700	11,023
Cie de Saint-Gobain SA	3.875%	11/29/2030	EUR	14,000	16,830
Cie de Saint-Gobain SA	1.875%	3/15/2031	EUR	2,700	2,944
Cie de Saint-Gobain SA	2.625%	8/10/2032	EUR	2,100	2,337
Cie de Saint-Gobain SA	3.625%	8/9/2036	EUR	12,000	13,824
Cie Generale des Etablissements Michelin SCA	0.000%	11/2/2028	EUR	7,700	8,250
Cie Generale des Etablissements Michelin SCA	1.750%	9/3/2030	EUR	15,000	16,450
Cie Generale des Etablissements Michelin SCA	0.250%	11/2/2032	EUR	4,000	3,803
Cie Generale des Etablissements Michelin SCA	3.375%	5/16/2036	EUR	2,000	2,268
Cie Generale des Etablissements Michelin SCA	2.500%	9/3/2038	EUR	2,500	2,533
CNP Assurances SA	1.250%	1/27/2029	EUR	2,000	2,188
CNP Assurances SA	4.500%	6/10/2047	EUR	3,800	4,478
CNP Assurances SA	2.000%	7/27/2050	EUR	6,000	6,476
CNP Assurances SA	2.500%	6/30/2051	EUR	3,400	3,722
CNP Assurances SA	5.250%	7/18/2053	EUR	5,000	6,229
Coentreprise de Transport d'Electricite SA	1.500%	7/29/2028	EUR	3,900	4,356
Coentreprise de Transport d'Electricite SA	2.125%	7/29/2032	EUR	8,000	8,540
Cofiroute SA	3.125%	3/6/2033	EUR	6,000	6,848
Covivio Hotels SACA	1.000%	7/27/2029	EUR	5,400	5,816
Covivio SA	1.500%	6/21/2027	EUR	2,000	2,272
Covivio SA	2.375%	2/20/2028	EUR	100	115
Covivio SA	1.625%	6/23/2030	EUR	6,800	7,368
Covivio SA	1.125%	9/17/2031	EUR	2,000	2,040
Covivio SA	4.625%	6/5/2032	EUR	2,400	2,942
Covivio SA	3.625%	6/17/2034	EUR	7,500	8,551
Credit Agricole Assurances SA	2.000%	7/17/2030	EUR	3,200	3,495
Credit Agricole Assurances SA	1.500%	10/6/2031	EUR	4,000	4,125
Credit Agricole Assurances SA	5.875%	10/25/2033	EUR	2,200	2,870
Credit Agricole Assurances SA	4.500%	12/17/2034	EUR	3,600	4,325
Credit Agricole Assurances SA	2.625%	1/29/2048	EUR	4,000	4,557
Credit Agricole Assurances SA	4.750%	9/27/2048	EUR	2,400	2,891
Credit Agricole Home Loan SFH SA	0.750%	5/5/2027	EUR	17,600	19,849
Credit Agricole Home Loan SFH SA	0.875%	8/31/2027	EUR	5,500	6,184
Credit Agricole Home Loan SFH SA	0.875%	8/11/2028	EUR	53,900	59,626
Credit Agricole Home Loan SFH SA	0.050%	12/6/2029	EUR	15,000	15,614
Credit Agricole Home Loan SFH SA	1.625%	5/31/2030	EUR	9,000	9,929
Credit Agricole Home Loan SFH SA	3.000%	12/1/2030	EUR	12,500	14,624
Credit Agricole Home Loan SFH SA	1.250%	3/24/2031	EUR	18,900	20,167
Credit Agricole Home Loan SFH SA	0.010%	11/3/2031	EUR	10,100	9,852
Credit Agricole Home Loan SFH SA	1.375%	2/3/2032	EUR	10,300	10,871
Credit Agricole Home Loan SFH SA	3.000%	12/11/2032	EUR	5,000	5,784
Credit Agricole Home Loan SFH SA	0.875%	5/6/2034	EUR	9,900	9,524
Credit Agricole Home Loan SFH SA	1.500%	9/28/2038	EUR	2,500	2,294
Credit Agricole Public Sector SCF SA	0.875%	8/2/2027	EUR	20,257	22,798
Credit Agricole Public Sector SCF SA	0.010%	9/13/2028	EUR	5,000	5,384
Credit Agricole SA	1.875%	12/20/2026	EUR	5,000	5,734

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Credit Agricole SA	1.375%	5/3/2027	EUR	20,500	23,300
Credit Agricole SA	5.750%	11/29/2027	GBP	3,000	3,996
Credit Agricole SA	0.983%	1/26/2029	JPY	900,000	5,731
Credit Agricole SA	1.750%	3/5/2029	EUR	11,000	12,256
Credit Agricole SA	2.000%	3/25/2029	EUR	6,600	7,359
Credit Agricole SA	1.000%	7/3/2029	EUR	7,700	8,373
Credit Agricole SA	2.500%	8/29/2029	EUR	12,000	13,762
Credit Agricole SA	0.500%	9/21/2029	EUR	11,400	12,338
Credit Agricole SA	4.875%	10/23/2029	GBP	2,000	2,665
Credit Agricole SA	3.875%	4/20/2031	EUR	4,000	4,815
Credit Agricole SA	0.875%	1/14/2032	EUR	3,600	3,620
Credit Agricole SA	4.000%	1/18/2033	EUR	3,000	3,630
Credit Agricole SA	4.375%	11/27/2033	EUR	10,000	12,227
Credit Agricole SA	2.500%	4/22/2034	EUR	12,000	12,811
Credit Agricole SA	5.750%	11/9/2034	GBP	5,000	6,699
Credit Agricole SA	3.875%	11/28/2034	EUR	14,000	16,635
Credit Agricole SA	3.750%	5/27/2035	EUR	6,000	6,978
Credit Agricole SA	4.186%	10/15/2035	CAD	7,500	5,358
Credit Agricole SA	4.125%	2/26/2036	EUR	5,000	5,966
Credit Agricole SA	4.375%	4/15/2036	EUR	5,000	5,958
Credit Mutuel Arkea SA	0.875%	5/7/2027	EUR	6,000	6,759
Credit Mutuel Arkea SA	3.500%	2/9/2029	EUR	9,700	11,324
Credit Mutuel Arkea SA	1.125%	5/23/2029	EUR	1,200	1,310
Credit Mutuel Arkea SA	0.750%	1/18/2030	EUR	10,000	10,572
Credit Mutuel Arkea SA	3.375%	3/11/2031	EUR	8,000	9,195
Credit Mutuel Arkea SA	0.875%	10/25/2031	EUR	4,300	4,333
Credit Mutuel Arkea SA	0.875%	3/11/2033	EUR	5,000	4,816
Credit Mutuel Arkea SA	4.125%	2/1/2034	EUR	15,000	18,204
Credit Mutuel Home Loan SFH SA	0.625%	3/4/2027	EUR	26,500	29,932
Credit Mutuel Home Loan SFH SA	3.125%	6/22/2027	EUR	24,000	28,066
Credit Mutuel Home Loan SFH SA	0.750%	9/15/2027	EUR	6,200	6,950
Credit Mutuel Home Loan SFH SA	1.000%	4/30/2028	EUR	22,500	25,070
Credit Mutuel Home Loan SFH SA	0.010%	7/20/2028	EUR	10,800	11,676
Credit Mutuel Home Loan SFH SA	1.000%	1/30/2029	EUR	2,900	3,196
Credit Mutuel Home Loan SFH SA	3.000%	2/3/2031	EUR	20,500	23,894
Credit Mutuel Home Loan SFH SA	3.125%	6/6/2035	EUR	5,000	5,718
Crelan Home Loan SCF	1.375%	4/18/2033	EUR	7,700	7,852
Danone SA	0.571%	3/17/2027	EUR	9,000	10,144
Danone SA	0.395%	6/10/2029	EUR	700	749
Danone SA	3.706%	11/13/2029	EUR	500	598
Danone SA	3.481%	5/3/2030	EUR	4,600	5,452
Danone SA	0.520%	11/9/2030	EUR	4,000	4,127
Danone SA	3.470%	5/22/2031	EUR	5,400	6,381
Dassault Systemes SE	0.375%	9/16/2029	EUR	5,000	5,299
Edenred SE	1.375%	6/18/2029	EUR	3,000	3,299
Edenred SE	3.625%	6/13/2031	EUR	1,000	1,174
Edenred SE	3.625%	8/5/2032	EUR	2,500	2,914
Electricite de France SA	4.125%	3/25/2027	EUR	1,600	1,888
Electricite de France SA	4.375%	10/12/2029	EUR	13,500	16,411
Electricite de France SA	4.625%	4/26/2030	EUR	10,000	12,357
Electricite de France SA	2.000%	10/2/2030	EUR	1,000	1,106
Electricite de France SA	5.875%	7/18/2031	GBP	1,512	2,086
Electricite de France SA	4.250%	1/25/2032	EUR	2,500	3,041
Electricite de France SA	1.000%	11/29/2033	EUR	9,900	9,392
Electricite de France SA	5.379%	5/17/2034	CAD	2,800	2,126
Electricite de France SA	6.125%	6/2/2034	GBP	13,050	17,865
Electricite de France SA	4.750%	10/12/2034	EUR	6,800	8,467
Electricite de France SA	5.500%	1/25/2035	GBP	700	914
Electricite de France SA	4.573%	2/6/2035	CAD	5,000	3,578
Electricite de France SA	1.875%	10/13/2036	EUR	12,800	12,125
Electricite de France SA	5.500%	3/27/2037	GBP	6,800	8,636
Electricite de France SA	4.500%	11/12/2040	EUR	2,000	2,382
Electricite de France SA	5.500%	10/17/2041	GBP	12,600	15,320
Electricite de France SA	4.625%	1/25/2043	EUR	9,000	10,457
Electricite de France SA	6.627%	8/28/2045	AUD	2,430	1,619
Electricite de France SA	2.000%	12/9/2049	EUR	7,700	5,420
Electricite de France SA	5.125%	9/22/2050	GBP	3,150	3,449
Electricite de France SA	5.777%	5/17/2054	CAD	2,500	1,861
Electricite de France SA	6.500%	11/8/2064	GBP	3,000	3,897
Electricite de France SA	6.000%	1/23/2114	GBP	5,900	6,927

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Engie SA	0.000%	3/4/2027	EUR	3,000	3,355
Engie SA	1.500%	3/27/2028	EUR	5,000	5,632
Engie SA	1.750%	3/27/2028	EUR	8,500	9,634
Engie SA	1.375%	6/22/2028	EUR	12,000	13,467
Engie SA	7.000%	10/30/2028	GBP	2,950	4,160
Engie SA	3.500%	9/27/2029	EUR	14,600	17,285
Engie SA	0.375%	10/26/2029	EUR	1,000	1,051
Engie SA	2.125%	3/30/2032	EUR	6,400	6,924
Engie SA	1.875%	9/19/2033	EUR	2,700	2,786
Engie SA	4.250%	9/6/2034	EUR	6,000	7,246
Engie SA	4.000%	1/11/2035	EUR	6,300	7,494
Engie SA	1.500%	3/13/2035	EUR	7,900	7,645
Engie SA	1.000%	10/26/2036	EUR	3,500	3,054
Engie SA	2.000%	9/28/2037	EUR	4,100	3,918
Engie SA	1.375%	6/21/2039	EUR	5,200	4,344
Engie SA	1.250%	10/24/2041	EUR	4,400	3,344
Engie SA	4.500%	9/6/2042	EUR	14,100	16,594
Engie SA	4.250%	1/11/2043	EUR	2,000	2,274
Engie SA	5.625%	4/3/2053	GBP	4,000	4,833
Engie SA	5.000%	10/1/2060	GBP	4,500	4,950
Engie SA	5.950%	3/16/2111	EUR	1,547	2,325
Engie SA	1.500%	Perpetual	EUR	5,500	6,139
Engie SA	1.875%	Perpetual	EUR	7,000	7,350
Engie SA	5.125%	Perpetual	EUR	5,000	6,144
EssilorLuxottica SA	0.500%	6/5/2028	EUR	9,800	10,802
Gecina SA	1.375%	1/26/2028	EUR	800	900
Gecina SA	1.000%	1/30/2029	EUR	1,200	1,314
Gecina SA	1.625%	3/14/2030	EUR	4,000	4,389
Gecina SA	2.000%	6/30/2032	EUR	5,600	6,002
Gecina SA	0.875%	1/25/2033	EUR	3,600	3,507
Gecina SA	3.375%	8/4/2035	EUR	5,000	5,683
Gecina SA	0.875%	6/30/2036	EUR	4,200	3,684
GELF Bond Issuer I SA	1.125%	7/18/2029	EUR	2,096	2,258
GELF Bond Issuer I SA	3.625%	11/27/2031	EUR	2,800	3,264
Groupe des Assurances du Credit Mutuel SADIR	3.750%	4/30/2029	EUR	2,300	2,721
Groupe des Assurances du Credit Mutuel SADIR	1.850%	4/21/2042	EUR	3,400	3,481
Groupe VYV	1.625%	7/2/2029	EUR	2,000	2,187
HSBC Continental Europe SA	0.100%	9/3/2027	EUR	5,000	5,532
ICADE	1.625%	2/28/2028	EUR	300	338
ICADE	1.000%	1/19/2030	EUR	1,800	1,886
ICADE	0.625%	1/18/2031	EUR	5,100	5,071
Imerys SA	1.500%	1/15/2027	EUR	5,500	6,241
Imerys SA	1.000%	7/15/2031	EUR	500	502
Indigo Group SAS	1.625%	4/19/2028	EUR	100	112
In'li SA	1.125%	7/2/2029	EUR	900	968
ITM Entreprises SASU	5.750%	7/22/2029	EUR	2,500	3,113
JCDecaux SE	2.625%	4/24/2028	EUR	2,500	2,886
JCDecaux SE	5.000%	1/11/2029	EUR	1,500	1,834
JCDecaux SE	1.625%	2/7/2030	EUR	3,100	3,385
Kering SA	3.250%	2/27/2029	EUR	11,000	12,874
Kering SA	3.625%	9/5/2031	EUR	13,000	15,367
Kering SA	5.000%	11/23/2032	GBP	7,500	9,903
Kering SA	3.375%	2/27/2033	EUR	9,000	10,382
Kering SA	3.625%	3/11/2036	EUR	2,500	2,843
Klepierre SA	1.375%	2/16/2027	EUR	5,500	6,266
Klepierre SA	2.000%	5/12/2029	EUR	2,500	2,802
Klepierre SA	0.625%	7/1/2030	EUR	8,200	8,527
Klepierre SA	0.875%	2/17/2031	EUR	2,100	2,184
Klepierre SA	1.250%	9/29/2031	EUR	2,900	3,022
Klepierre SA	1.625%	12/13/2032	EUR	3,500	3,657
Klepierre SA	3.875%	9/23/2033	EUR	2,900	3,454
La Banque Postale Home Loan SFH SA	0.875%	2/7/2028	EUR	4,500	5,016
La Banque Postale Home Loan SFH SA	3.125%	2/19/2029	EUR	19,600	23,023
La Banque Postale Home Loan SFH SA	0.010%	10/22/2029	EUR	27,000	28,125
La Banque Postale Home Loan SFH SA	2.750%	10/30/2030	EUR	19,200	22,195
La Banque Postale SA	3.000%	6/9/2028	EUR	4,000	4,637
La Banque Postale SA	2.000%	7/13/2028	EUR	4,800	5,449
La Banque Postale SA	1.375%	4/24/2029	EUR	1,800	1,977
La Banque Postale SA	3.500%	6/13/2030	EUR	8,500	10,072
La Banque Postale SA	0.750%	6/23/2031	EUR	10,000	10,101

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
La Banque Postale SA	0.750%	8/2/2032	EUR	3,500	3,892
La Banque Postale SA	5.500%	3/5/2034	EUR	2,500	3,067
La Poste SA	0.375%	9/17/2027	EUR	9,700	10,810
La Poste SA	1.450%	11/30/2028	EUR	1,100	1,224
La Poste SA	0.000%	7/18/2029	EUR	5,800	6,055
La Poste SA	1.375%	4/21/2032	EUR	22,800	23,589
Legrand SA	3.625%	5/29/2029	EUR	5,000	5,943
Legrand SA	0.750%	5/20/2030	EUR	8,500	8,961
Legrand SA	0.375%	10/6/2031	EUR	800	789
LVMH Moet Hennessy Louis Vuitton SE	1.125%	2/11/2027	GBP	7,600	9,635
LVMH Moet Hennessy Louis Vuitton SE	0.125%	2/11/2028	EUR	5,000	5,496
LVMH Moet Hennessy Louis Vuitton SE	3.250%	9/7/2029	EUR	6,000	7,093
LVMH Moet Hennessy Louis Vuitton SE	0.375%	2/11/2031	EUR	7,400	7,598
LVMH Moet Hennessy Louis Vuitton SE	3.500%	9/7/2033	EUR	29,000	34,554
LVMH Moet Hennessy Louis Vuitton SE	3.500%	10/5/2034	EUR	10,000	11,825
Malakoff Humanis Prevoyance	4.500%	6/20/2035	EUR	3,000	3,553
Mercialys SA	2.500%	2/28/2029	EUR	1,600	1,819
MMS USA Holdings Inc.	1.250%	6/13/2028	EUR	12,100	13,509
MMS USA Holdings Inc.	1.750%	6/13/2031	EUR	3,300	3,553
Mutuelle Assurance Travailleur Mutualiste SAM	4.625%	2/23/2036	EUR	2,200	2,637
Nerval SAS	2.875%	4/14/2032	EUR	3,100	3,429
Orange SA	0.875%	2/3/2027	EUR	600	679
Orange SA	1.250%	7/7/2027	EUR	4,000	4,528
Orange SA	1.375%	3/20/2028	EUR	17,800	20,019
Orange SA	8.125%	11/20/2028	GBP	3,184	4,640
Orange SA	2.000%	1/15/2029	EUR	200	227
Orange SA	1.375%	1/16/2030	EUR	16,300	17,810
Orange SA	1.875%	9/12/2030	EUR	19,400	21,450
Orange SA	3.625%	11/16/2031	EUR	15,000	17,923
Orange SA	1.625%	4/7/2032	EUR	7,300	7,725
Orange SA	2.375%	5/18/2032	EUR	5,000	5,536
Orange SA	0.500%	9/4/2032	EUR	5,500	5,340
Orange SA	8.125%	1/28/2033	EUR	238	360
Orange SA	0.625%	12/16/2033	EUR	9,500	8,886
Orange SA	5.625%	1/23/2034	GBP	1,900	2,626
Orange SA	0.750%	6/29/2034	EUR	2,000	1,861
Orange SA	1.200%	7/11/2034	EUR	3,000	2,882
Orange SA	3.250%	1/17/2035	EUR	5,000	5,692
Orange SA	1.375%	Perpetual	EUR	1,600	1,722
Orange SA	1.750%	Perpetual	EUR	3,200	3,537
Orange SA	4.500%	Perpetual	EUR	9,000	10,795
Orange SA	5.375%	Perpetual	EUR	18,000	22,305
Pernod Ricard SA	3.250%	11/2/2028	EUR	3,000	3,528
Pernod Ricard SA	1.375%	4/7/2029	EUR	6,400	7,052
Pernod Ricard SA	0.125%	10/4/2029	EUR	5,000	5,210
Pernod Ricard SA	1.750%	4/8/2030	EUR	2,600	2,862
Pernod Ricard SA	0.875%	10/24/2031	EUR	5,000	5,061
Pernod Ricard SA	3.750%	9/15/2033	EUR	6,000	7,081
Pernod Ricard SA	3.625%	5/7/2034	EUR	8,000	9,296
Praemia Healthcare SACA	0.875%	11/4/2029	EUR	8,400	8,889
PSA Tresorerie GIE	6.000%	9/19/2033	EUR	3,926	5,170
RCI Banque SA	1.125%	1/15/2027	EUR	3,900	4,418
RCI Banque SA	4.500%	4/6/2027	EUR	5,000	5,887
RCI Banque SA	4.750%	7/6/2027	EUR	6,000	7,112
RCI Banque SA	4.875%	6/14/2028	EUR	7,000	8,421
RCI Banque SA	4.875%	10/2/2029	EUR	24,000	29,281
RCI Banque SA	3.875%	9/30/2030	EUR	5,000	5,894
RCI Banque SA	4.125%	4/4/2031	EUR	5,000	5,930
RTE Reseau de Transport d'Electricite SADIR	0.000%	9/9/2027	EUR	15,900	17,553
RTE Reseau de Transport d'Electricite SADIR	2.750%	6/20/2029	EUR	1,000	1,155
RTE Reseau de Transport d'Electricite SADIR	1.500%	9/27/2030	EUR	2,500	2,695
RTE Reseau de Transport d'Electricite SADIR	0.750%	1/12/2034	EUR	5,000	4,665
RTE Reseau de Transport d'Electricite SADIR	3.750%	7/4/2035	EUR	13,200	15,486
RTE Reseau de Transport d'Electricite SADIR	2.000%	4/18/2036	EUR	2,900	2,877
RTE Reseau de Transport d'Electricite SADIR	1.875%	10/23/2037	EUR	5,000	4,747
RTE Reseau de Transport d'Electricite SADIR	1.125%	7/8/2040	EUR	8,800	7,024
SANEF SA	0.950%	10/19/2028	EUR	1,000	1,096
SCOR SE	3.625%	5/27/2048	EUR	3,600	4,194
SCOR SE	1.375%	9/17/2051	EUR	3,300	3,375
SNCF Reseau	1.125%	5/25/2030	EUR	13,800	14,747

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Societe Fonciere Lyonnaise SA	1.500%	6/5/2027	EUR	3,000	3,404
Societe Fonciere Lyonnaise SA	0.500%	4/21/2028	EUR	1,900	2,087
Societe Generale SA	0.750%	1/25/2027	EUR	11,500	12,986
Societe Generale SA	0.847%	5/26/2027	JPY	1,000,000	6,372
Societe Generale SA	4.125%	6/2/2027	EUR	5,000	5,911
Societe Generale SA	0.250%	7/8/2027	EUR	4,500	5,002
Societe Generale SA	1.250%	12/7/2027	GBP	5,300	6,540
Societe Generale SA	2.125%	9/27/2028	EUR	7,400	8,412
Societe Generale SA	4.125%	11/21/2028	EUR	10,000	12,050
Societe Generale SA	1.750%	3/22/2029	EUR	5,500	6,117
Societe Generale SA	0.500%	6/12/2029	EUR	16,900	18,386
Societe Generale SA	1.250%	6/12/2030	EUR	4,000	4,263
Societe Generale SA	3.625%	11/13/2030	EUR	8,000	9,412
Societe Generale SA	4.250%	12/6/2030	EUR	17,000	20,491
Societe Generale SA	4.875%	11/21/2031	EUR	10,000	12,384
Societe Generale SA	5.750%	1/22/2032	GBP	8,000	10,809
Societe Generale SA	5.250%	9/6/2032	EUR	10,000	12,024
Societe Generale SA	4.250%	11/16/2032	EUR	4,000	4,925
Societe Generale SA	6.250%	6/22/2033	GBP	2,500	3,529
Societe Generale SA	3.750%	5/17/2035	EUR	6,000	6,918
Societe Generale SA	4.125%	5/14/2036	EUR	5,000	5,919
Societe Generale SFH SA	0.750%	1/19/2028	EUR	5,000	5,568
Societe Generale SFH SA	1.375%	5/5/2028	EUR	12,500	14,058
Societe Generale SFH SA	0.125%	2/2/2029	EUR	25,100	26,815
Societe Generale SFH SA	0.010%	2/11/2030	EUR	1,800	1,857
Societe Generale SFH SA	0.010%	2/5/2031	EUR	40,500	40,420
Sodexo SA	0.750%	4/14/2027	EUR	4,086	4,626
Sodexo SA	1.750%	6/26/2028	GBP	3,910	4,808
Sodexo SA	1.000%	4/27/2029	EUR	3,300	3,601
Sogecap SA	6.500%	5/16/2044	EUR	3,700	4,884
Suez SACA	2.375%	5/24/2030	EUR	2,000	2,246
Suez SACA	5.000%	11/3/2032	EUR	1,400	1,761
Suez SACA	2.875%	5/24/2034	EUR	9,100	9,865
Suez SACA	6.625%	10/5/2043	GBP	6,500	9,003
TDF Infrastructure SASU	5.625%	7/21/2028	EUR	1,000	1,222
TDF Infrastructure SASU	1.750%	12/1/2029	EUR	7,200	7,853
TDF Infrastructure SASU	4.125%	10/23/2031	EUR	3,000	3,525
Teleperformance SE	5.250%	11/22/2028	EUR	3,000	3,672
Teleperformance SE	5.750%	11/22/2031	EUR	5,000	6,301
Terega SA	0.875%	9/17/2030	EUR	2,500	2,596
Terega SASU	0.625%	2/27/2028	EUR	1,000	1,099
Thales SA	4.250%	10/18/2031	EUR	5,000	6,173
Tikehau Capital SCA	6.625%	3/14/2030	EUR	3,000	3,877
TotalEnergies Capital Canada Ltd.	2.125%	9/18/2029	EUR	7,700	8,703
TotalEnergies Capital International SA	1.491%	4/8/2027	EUR	7,000	7,981
TotalEnergies Capital International SA	0.696%	5/31/2028	EUR	12,000	13,261
TotalEnergies Capital International SA	1.491%	9/4/2030	EUR	500	543
TotalEnergies Capital International SA	0.952%	5/18/2031	EUR	3,000	3,113
TotalEnergies Capital International SA	3.075%	7/1/2031	EUR	10,000	11,621
TotalEnergies Capital International SA	1.994%	4/8/2032	EUR	5,200	5,639
TotalEnergies Capital International SA	1.618%	5/18/2040	EUR	13,000	11,242
TotalEnergies SE	1.625%	Perpetual	EUR	8,684	9,716
TotalEnergies SE	2.000%	Perpetual	EUR	21,691	23,364
TotalEnergies SE	2.125%	Perpetual	EUR	10,781	11,045
TotalEnergies SE	3.250%	Perpetual	EUR	7,000	7,279
Unibail-Rodamco-Westfield SE	1.000%	2/27/2027	EUR	1,700	1,926
Unibail-Rodamco-Westfield SE	0.750%	10/25/2028	EUR	2,100	2,296
Unibail-Rodamco-Westfield SE	1.500%	5/29/2029	EUR	100	110
Unibail-Rodamco-Westfield SE	2.625%	4/9/2030	EUR	3,000	3,429
Unibail-Rodamco-Westfield SE	1.375%	4/15/2030	EUR	4,685	5,049
Unibail-Rodamco-Westfield SE	1.875%	1/15/2031	EUR	11,000	11,889
Unibail-Rodamco-Westfield SE	1.375%	12/4/2031	EUR	7,200	7,364
Unibail-Rodamco-Westfield SE	0.875%	3/29/2032	EUR	9,200	9,008
Unibail-Rodamco-Westfield SE	2.000%	6/29/2032	EUR	1,400	1,467
Unibail-Rodamco-Westfield SE	1.375%	5/25/2033	EUR	800	786
Unibail-Rodamco-Westfield SE	2.000%	4/28/2036	EUR	7,187	6,935
Unibail-Rodamco-Westfield SE	2.250%	5/14/2038	EUR	400	387
Unibail-Rodamco-Westfield SE	1.750%	7/1/2049	EUR	2,000	1,384
Veolia Environnement SA	4.625%	3/30/2027	EUR	4,900	5,819
Veolia Environnement SA	1.250%	4/2/2027	EUR	9,800	11,126

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Veolia Environnement SA	1.590%	1/10/2028	EUR	3,100	3,509
Veolia Environnement SA	1.250%	4/15/2028	EUR	4,900	5,496
Veolia Environnement SA	0.927%	1/4/2029	EUR	2,500	2,731
Veolia Environnement SA	1.500%	4/3/2029	EUR	1,100	1,217
Veolia Environnement SA	1.940%	1/7/2030	EUR	16,800	18,696
Veolia Environnement SA	1.625%	9/17/2030	EUR	200	217
Veolia Environnement SA	5.375%	12/2/2030	GBP	500	681
Veolia Environnement SA	0.800%	1/15/2032	EUR	5,000	5,009
Veolia Environnement SA	3.324%	6/17/2032	EUR	7,000	8,119
Veolia Environnement SA	6.125%	11/25/2033	EUR	2,136	2,930
Veolia Environnement SA	1.250%	5/14/2035	EUR	6,000	5,626
Vinci SA	2.250%	3/15/2027	GBP	500	642
Vinci SA	0.000%	11/27/2028	EUR	2,000	2,137
Vinci SA	1.625%	1/18/2029	EUR	15,000	16,823
Vinci SA	1.750%	9/26/2030	EUR	9,400	10,305
Vinci SA	0.500%	1/9/2032	EUR	5,800	5,749
Vinci SA	2.750%	9/15/2034	GBP	4,400	4,972
Wendel SE	1.000%	6/1/2031	EUR	3,200	3,252
Westfield America Management Ltd.	2.625%	3/30/2029	GBP	3,400	4,180
					4,338,855
Germany (2.4%)
Aareal Bank AG	0.250%	11/23/2027	EUR	1,000	1,100
Aareal Bank AG	0.010%	2/1/2028	EUR	18,800	20,578
Aareal Bank AG	0.750%	4/18/2028	EUR	2,000	2,200
Aareal Bank AG	0.010%	9/15/2028	EUR	11,900	12,820
Aareal Bank AG	2.625%	2/3/2031	EUR	10,000	11,466
Aareal Bank AG	3.000%	8/5/2031	EUR	10,100	11,780
Allianz Finance II BV	3.000%	3/13/2028	EUR	1,400	1,637
Allianz Finance II BV	0.500%	1/14/2031	EUR	14,900	15,406
Allianz Finance II BV	4.500%	3/13/2043	GBP	3,500	4,096
Allianz SE	4.597%	9/7/2038	EUR	9,000	10,812
Allianz SE	1.301%	9/25/2049	EUR	4,100	4,408
Allianz SE	2.121%	7/8/2050	EUR	10,000	10,952
Allianz SE	4.252%	7/5/2052	EUR	7,100	8,470
Allianz SE	5.824%	7/25/2053	EUR	11,900	15,511
Amprion GmbH	3.450%	9/22/2027	EUR	8,000	9,357
Amprion GmbH	3.971%	9/22/2032	EUR	8,000	9,634
Amprion GmbH	0.625%	9/23/2033	EUR	11,600	10,896
Amprion GmbH	4.125%	9/7/2034	EUR	5,000	6,051
Amprion GmbH	4.000%	5/21/2044	EUR	7,000	7,880
Aroundtown SA	0.375%	4/15/2027	EUR	11,400	12,699
Aroundtown SA	1.450%	7/9/2028	EUR	3,000	3,325
Aroundtown SA	3.000%	10/16/2029	GBP	5,017	6,120
Aroundtown SA	3.500%	5/13/2030	EUR	7,600	8,741
Aroundtown SA	3.625%	4/10/2031	GBP	3,987	4,844
BASF SE	4.000%	3/8/2029	EUR	3,000	3,614
BASF SE	1.500%	5/22/2030	EUR	3,901	4,307
BASF SE	1.500%	3/17/2031	EUR	10,200	10,922
BASF SE	0.875%	10/6/2031	EUR	238	243
BASF SE	4.250%	3/8/2032	EUR	10,000	12,245
BASF SE	1.450%	12/13/2032	EUR	8,100	8,291
BASF SE	1.625%	11/15/2037	EUR	746	692
Bausparkasse Schwaebisch Hall AG	2.000%	5/17/2034	EUR	23,100	24,785
Bayer AG	0.750%	1/6/2027	EUR	6,500	7,347
Bayer AG	0.375%	1/12/2029	EUR	4,000	4,280
Bayer AG	1.125%	1/6/2030	EUR	700	749
Bayer AG	0.625%	7/12/2031	EUR	4,600	4,609
Bayer AG	1.375%	7/6/2032	EUR	18,000	18,352
Bayer AG	4.625%	5/26/2033	EUR	2,500	3,083
Bayer AG	1.000%	1/12/2036	EUR	4,600	4,014
Bayer Capital Corp. BV	2.125%	12/15/2029	EUR	10,100	11,289
Bayerische Landesbank	0.625%	7/19/2027	EUR	977	1,098
Bayerische Landesbank	4.375%	9/21/2028	EUR	2,500	3,013
Bayerische Landesbank	3.000%	5/22/2029	EUR	12,500	14,713
Bayerische Landesbank	0.200%	5/20/2030	EUR	20,000	20,853
Bayerische Landesbank	0.050%	4/30/2031	EUR	14,000	14,062
Bertelsmann SE & Co. KGaA	2.000%	4/1/2028	EUR	4,000	4,566
Bertelsmann SE & Co. KGaA	3.500%	5/29/2029	EUR	7,900	9,332
Bertelsmann SE & Co. KGaA	1.500%	5/15/2030	EUR	7,000	7,629

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
BMW Canada Inc.	4.410%	2/10/2027	CAD	1,200	872
BMW Finance NV	3.250%	11/22/2026	EUR	3,000	3,493
BMW Finance NV	0.375%	1/14/2027	EUR	3,174	3,577
BMW Finance NV	1.500%	2/6/2029	EUR	12,227	13,623
BMW Finance NV	3.250%	5/20/2031	EUR	13,000	15,156
BMW Finance NV	0.200%	1/11/2033	EUR	2,545	2,418
BMW Finance NV	3.750%	11/20/2034	EUR	5,000	5,881
BMW Finance NV	3.625%	5/22/2035	EUR	3,000	3,495
BMW International Investment BV	3.375%	8/27/2034	EUR	10,250	11,770
BMW US Capital LLC	3.375%	2/2/2034	EUR	10,000	11,497
Commerzbank AG	0.500%	12/4/2026	EUR	7,314	8,276
Commerzbank AG	0.875%	1/22/2027	EUR	2,500	2,830
Commerzbank AG	0.625%	8/24/2027	EUR	537	602
Commerzbank AG	2.500%	2/25/2028	EUR	15,000	17,386
Commerzbank AG	4.625%	3/21/2028	EUR	7,200	8,537
Commerzbank AG	3.375%	8/28/2028	EUR	16,985	20,161
Commerzbank AG	3.125%	4/20/2029	EUR	22,000	25,991
Commerzbank AG	2.625%	9/3/2029	EUR	21,473	24,920
Commerzbank AG	5.125%	1/18/2030	EUR	10,000	12,320
Commerzbank AG	0.010%	3/11/2030	EUR	4,388	4,544
Commerzbank AG	2.750%	1/9/2031	EUR	10,000	11,622
Commerzbank AG	4.625%	1/17/2031	EUR	7,500	9,185
Commerzbank AG	4.000%	7/16/2032	EUR	4,000	4,791
Commerzbank AG	6.750%	10/5/2033	EUR	5,000	6,304
Commerzbank AG	1.250%	1/9/2034	EUR	3,413	3,480
Commerzbank AG	3.000%	3/13/2034	EUR	20,000	23,307
Commerzbank AG	4.875%	10/16/2034	EUR	14,000	17,007
Commerzbank AG	3.875%	9/2/2036	EUR	7,000	8,169
Commerzbank AG	4.125%	6/30/2037	EUR	5,000	5,874
Continental AG	3.625%	11/30/2027	EUR	2,500	2,937
Continental AG	3.500%	10/1/2029	EUR	5,000	5,909
Covestro AG	1.375%	6/12/2030	EUR	2,000	2,143
Daimler Truck Finance Canada Inc.	2.460%	12/15/2026	CAD	1,504	1,069
Daimler Truck Finance Canada Inc.	5.220%	9/20/2027	CAD	600	445
Daimler Truck International Finance BV	1.625%	4/6/2027	EUR	17,000	19,385
Daimler Truck International Finance BV	3.875%	6/19/2029	EUR	4,000	4,799
DekaBank Deutsche Girozentrale	0.300%	11/20/2026	EUR	2,500	2,819
Deutsche Apotheker-und Aerztebank eG	0.750%	10/5/2027	EUR	300	336
Deutsche Bahn AG	0.500%	4/9/2027	EUR	6,740	7,585
Deutsche Bahn AG	1.125%	12/18/2028	EUR	249	276
Deutsche Bahn AG	2.750%	3/19/2029	EUR	6,706	7,831
Deutsche Bahn AG	1.375%	3/28/2031	EUR	1,464	1,582
Deutsche Bahn AG	0.200%	5/20/2033	CHF	6,515	7,769
Deutsche Bahn AG	1.625%	8/16/2033	EUR	14,779	15,500
Deutsche Bahn AG	0.750%	7/16/2035	EUR	6,935	6,392
Deutsche Bahn AG	0.625%	4/15/2036	EUR	17,995	15,974
Deutsche Bahn AG	1.375%	4/16/2040	EUR	4,932	4,281
Deutsche Bahn AG	0.625%	12/8/2050	EUR	10,449	5,867
Deutsche Bahn AG	1.125%	5/29/2051	EUR	4,494	2,831
Deutsche Bank AG	1.625%	1/20/2027	EUR	9,000	10,267
Deutsche Bank AG	1.750%	1/17/2028	EUR	3,700	4,183
Deutsche Bank AG	1.875%	2/23/2028	EUR	7,000	7,997
Deutsche Bank AG	3.250%	5/24/2028	EUR	8,500	9,898
Deutsche Bank AG	0.250%	8/31/2028	EUR	2,439	2,651
Deutsche Bank AG	5.375%	1/11/2029	EUR	2,000	2,434
Deutsche Bank AG	3.375%	3/13/2029	EUR	12,200	14,491
Deutsche Bank AG	0.375%	6/23/2029	EUR	1,390	1,490
Deutsche Bank AG	3.750%	1/15/2030	EUR	8,000	9,527
Deutsche Bank AG	4.125%	4/4/2030	EUR	10,000	11,945
Deutsche Bank AG	1.625%	11/6/2030	EUR	25	27
Deutsche Bank AG	1.750%	11/19/2030	EUR	12,000	13,165
Deutsche Bank AG	6.125%	12/12/2030	GBP	8,100	11,165
Deutsche Bank AG	0.875%	7/11/2031	EUR	11,317	11,767
Deutsche Bank AG	1.375%	2/17/2032	EUR	16,500	17,311
Deutsche Bank AG	4.000%	6/24/2032	EUR	9,400	10,985
Deutsche Bank AG	2.500%	9/20/2032	EUR	10,000	11,343
Deutsche Bank AG	4.500%	7/12/2035	EUR	18,000	22,053
Deutsche Boerse AG	1.125%	3/26/2028	EUR	1,876	2,107
Deutsche Boerse AG	1.500%	4/4/2032	EUR	4,800	5,079
Deutsche Boerse AG	3.875%	9/28/2033	EUR	6,000	7,273

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Deutsche Kreditbank AG	0.500%	3/19/2027	EUR	900	1,015
Deutsche Kreditbank AG	3.000%	1/31/2035	EUR	10,000	11,601
Deutsche Lufthansa AG	2.875%	5/16/2027	EUR	26,500	30,658
Deutsche Lufthansa AG	3.750%	2/11/2028	EUR	8,000	9,399
Deutsche Pfandbriefbank AG	0.625%	8/30/2027	EUR	23,300	26,072
Deutsche Pfandbriefbank AG	2.875%	1/24/2028	EUR	7,500	8,732
Deutsche Pfandbriefbank AG	2.375%	5/29/2028	EUR	2,975	3,420
Deutsche Post AG	1.625%	12/5/2028	EUR	8,735	9,845
Deutsche Post AG	0.750%	5/20/2029	EUR	1,818	1,975
Deutsche Post AG	3.375%	7/3/2033	EUR	5,000	5,945
Deutsche Post AG	3.500%	3/25/2036	EUR	12,000	13,920
Deutsche Telekom AG	0.500%	7/5/2027	EUR	12,348	13,851
Deutsche Telekom AG	1.750%	3/25/2031	EUR	2,500	2,757
Deutsche Telekom AG	3.125%	2/6/2034	GBP	766	902
Deutsche Telekom AG	1.375%	7/5/2034	EUR	1,710	1,717
Deutsche Telekom AG	3.250%	3/20/2036	EUR	10,000	11,448
Deutsche Telekom AG	2.250%	3/29/2039	EUR	2,073	2,054
Deutsche Telekom AG	3.625%	2/3/2045	EUR	2,000	2,173
Deutsche Telekom AG	1.750%	12/9/2049	EUR	6,007	4,487
Deutsche Telekom International Finance BV	1.375%	1/30/2027	EUR	3,851	4,394
Deutsche Telekom International Finance BV	3.250%	1/17/2028	EUR	25	29
Deutsche Telekom International Finance BV	1.500%	4/3/2028	EUR	9,950	11,239
Deutsche Telekom International Finance BV	8.875%	11/27/2028	GBP	4,439	6,609
Deutsche Telekom International Finance BV	2.250%	4/13/2029	GBP	2,132	2,642
Deutsche Telekom International Finance BV	2.000%	12/1/2029	EUR	8,242	9,336
Deutsche Telekom International Finance BV	7.625%	6/15/2030	GBP	48	72
Deutsche Telekom International Finance BV	7.500%	1/24/2033	EUR	1,185	1,747
Deutsche Wohnen SE	1.500%	4/30/2030	EUR	4,000	4,303
DVI Deutsche Vermoegens- & Immobilienverwaltungs GmbH	4.875%	8/21/2030	EUR	2,000	2,381
DZ HYP AG	0.500%	4/1/2027	EUR	2,500	2,816
DZ HYP AG	0.750%	6/30/2027	EUR	586	660
DZ HYP AG	0.625%	8/30/2027	EUR	5,000	5,605
DZ HYP AG	0.875%	3/22/2028	EUR	10,755	12,001
DZ HYP AG	0.010%	6/23/2028	EUR	35,000	38,007
DZ HYP AG	0.010%	10/27/2028	EUR	9,000	9,686
DZ HYP AG	0.875%	1/30/2029	EUR	4,876	5,361
DZ HYP AG	0.050%	6/29/2029	EUR	4,876	5,162
DZ HYP AG	0.875%	1/18/2030	EUR	6,100	6,592
DZ HYP AG	0.010%	3/29/2030	EUR	17,269	17,874
DZ HYP AG	0.010%	11/15/2030	EUR	10,000	10,156
DZ HYP AG	1.625%	5/30/2031	EUR	4,439	4,858
DZ HYP AG	0.875%	4/17/2034	EUR	4,876	4,793
DZ HYP AG	0.375%	11/10/2034	EUR	5,000	4,621
DZ HYP AG	3.000%	5/31/2035	EUR	7,000	8,104
E.ON International Finance BV	1.250%	10/19/2027	EUR	5,463	6,166
E.ON International Finance BV	6.250%	6/3/2030	GBP	10,434	14,686
E.ON International Finance BV	6.375%	6/7/2032	GBP	3,073	4,375
E.ON International Finance BV	4.750%	1/31/2034	GBP	2,800	3,585
E.ON International Finance BV	5.875%	10/30/2037	GBP	5,600	7,513
E.ON International Finance BV	6.750%	1/27/2039	GBP	400	575
E.ON International Finance BV	6.125%	7/6/2039	GBP	1,500	2,030
E.ON SE	0.375%	9/29/2027	EUR	10,439	11,615
E.ON SE	3.500%	1/12/2028	EUR	7,000	8,252
E.ON SE	0.750%	2/20/2028	EUR	4,526	5,029
E.ON SE	3.750%	3/1/2029	EUR	27,000	32,268
E.ON SE	0.625%	11/7/2031	EUR	6,436	6,523
E.ON SE	3.500%	4/16/2033	EUR	11,400	13,390
E.ON SE	0.875%	10/18/2034	EUR	2,875	2,761
E.ON SE	3.875%	1/12/2035	EUR	4,500	5,413
E.ON SE	3.750%	1/15/2036	EUR	4,000	4,709
E.ON SE	3.500%	10/26/2037	EUR	6,500	7,471
E.ON SE	4.000%	1/16/2040	EUR	6,000	7,011
E.ON SE	4.125%	3/25/2044	EUR	6,500	7,512
EnBW Energie Baden-Wuerttemberg AG	1.625%	8/5/2079	EUR	7,600	8,548
EnBW Energie Baden-Wuerttemberg AG	1.375%	8/31/2081	EUR	4,000	4,392
EnBW International Finance BV	0.250%	10/19/2030	EUR	6,881	7,043
EnBW International Finance BV	0.500%	3/1/2033	EUR	5,650	5,430
EnBW International Finance BV	4.300%	5/23/2034	EUR	17,700	21,700
EnBW International Finance BV	4.000%	1/24/2035	EUR	8,000	9,603
EnBW International Finance BV	6.125%	7/7/2039	EUR	2,090	2,994

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Eurogrid GmbH	1.500%	4/18/2028	EUR	10,800	12,137
Eurogrid GmbH	3.598%	2/1/2029	EUR	6,000	7,103
Eurogrid GmbH	3.722%	4/27/2030	EUR	10,700	12,744
Eurogrid GmbH	1.113%	5/15/2032	EUR	4,000	4,035
Eurogrid GmbH	0.741%	4/21/2033	EUR	5,400	5,162
Eurogrid GmbH	3.915%	2/1/2034	EUR	9,000	10,714
Eurogrid GmbH	3.732%	10/18/2035	EUR	3,100	3,599
EWE AG	0.250%	6/8/2028	EUR	5,000	5,430
EWE AG	0.375%	10/22/2032	EUR	9,038	8,564
Fresenius Finance Ireland plc	2.125%	2/1/2027	EUR	5,000	5,744
Fresenius Finance Ireland plc	0.500%	10/1/2028	EUR	5,635	6,145
Fresenius Finance Ireland plc	0.875%	10/1/2031	EUR	14,000	14,381
Fresenius Finance Ireland plc	3.000%	1/30/2032	EUR	2,710	3,119
Fresenius Medical Care AG	1.500%	5/29/2030	EUR	2,276	2,464
Fresenius SE & Co. KGaA	1.625%	10/8/2027	EUR	4,876	5,537
Fresenius SE & Co. KGaA	0.750%	1/15/2028	EUR	5,608	6,248
Fresenius SE & Co. KGaA	2.875%	2/15/2029	EUR	3,352	3,915
Fresenius SE & Co. KGaA	5.000%	11/28/2029	EUR	5,900	7,331
Fresenius SE & Co. KGaA	1.125%	1/28/2033	EUR	8,000	8,045
Grand City Properties SA	0.125%	1/11/2028	EUR	4,400	4,784
Grand City Properties SA	4.375%	1/9/2030	EUR	2,400	2,883
Hamburg Commercial Bank AG	0.010%	1/19/2027	EUR	2,700	3,029
Hamburg Commercial Bank AG	3.375%	2/1/2028	EUR	2,008	2,365
Hannover Rueck SE	1.750%	10/8/2040	EUR	10,100	10,883
Hannover Rueck SE	5.875%	8/26/2043	EUR	10,000	13,083
Heidelberg Materials AG	3.750%	5/31/2032	EUR	8,000	9,551
Heidelberg Materials Finance Luxembourg SA	1.500%	6/14/2027	EUR	100	114
Heidelberg Materials Finance Luxembourg SA	1.125%	12/1/2027	EUR	8,373	9,405
Heidelberg Materials Finance Luxembourg SA	1.750%	4/24/2028	EUR	2,200	2,490
Heidelberg Materials Finance Luxembourg SA	4.875%	11/21/2033	EUR	14,000	17,641
Henkel AG & Co. KGaA	0.500%	11/17/2032	EUR	2,500	2,447
HOCHTIEF AG	0.625%	4/26/2029	EUR	4,998	5,369
HOWOGE Wohnungs-baugesellschaft mbH	0.625%	11/1/2028	EUR	2,900	3,137
HOWOGE Wohnungs-baugesellschaft mbH	1.125%	11/1/2033	EUR	3,600	3,481
Infineon Technologies AG	1.625%	6/24/2029	EUR	4,200	4,662
Infineon Technologies AG	2.000%	6/24/2032	EUR	1,800	1,935
Infineon Technologies AG	3.625%	Perpetual	EUR	3,000	3,486
ING-DiBa AG	0.125%	5/23/2027	EUR	17,500	19,553
ING-DiBa AG	2.750%	9/9/2029	EUR	11,200	13,060
ING-DiBa AG	1.250%	10/9/2033	EUR	6,000	6,137
ING-DiBa AG	1.000%	5/23/2039	EUR	9,400	8,116
K&S AG	4.250%	6/19/2029	EUR	6,000	7,193
Landesbank Baden-Wuerttemberg	0.375%	2/18/2027	EUR	24,500	27,520
Landesbank Baden-Wuerttemberg	0.010%	7/16/2027	EUR	1,580	1,756
Landesbank Baden-Wuerttemberg	3.000%	10/25/2027	EUR	30,000	35,082
Landesbank Baden-Wuerttemberg	2.625%	11/12/2027	EUR	41,826	48,587
Landesbank Baden-Wuerttemberg	0.010%	1/24/2028	EUR	7,299	8,009
Landesbank Baden-Wuerttemberg	0.010%	7/7/2028	EUR	20,510	22,260
Landesbank Baden-Wuerttemberg	0.010%	9/18/2028	EUR	4,003	4,321
Landesbank Baden-Wuerttemberg	2.375%	10/31/2028	EUR	15,350	17,717
Landesbank Baden-Wuerttemberg	0.375%	5/7/2029	EUR	6,500	6,907
Landesbank Baden-Wuerttemberg	0.375%	5/29/2029	EUR	10,000	10,733
Landesbank Baden-Wuerttemberg	0.500%	11/5/2029	EUR	3,000	3,164
Landesbank Baden-Wuerttemberg	0.125%	1/18/2030	EUR	1,126	1,177
Landesbank Baden-Wuerttemberg	1.750%	5/10/2032	EUR	10,000	10,873
Landesbank Baden-Wuerttemberg	0.250%	5/19/2033	EUR	8,127	7,741
Landesbank Hessen-Thueringen Girozentrale	0.625%	1/12/2027	EUR	4,000	4,529
Landesbank Hessen-Thueringen Girozentrale	0.010%	7/19/2027	EUR	22,500	25,011
Landesbank Hessen-Thueringen Girozentrale	3.500%	8/31/2027	EUR	12,500	14,747
Landesbank Hessen-Thueringen Girozentrale	2.250%	9/15/2028	EUR	20,000	23,019
Landesbank Hessen-Thueringen Girozentrale	4.000%	2/4/2030	EUR	5,000	6,045
Landesbank Hessen-Thueringen Girozentrale	0.500%	1/19/2037	EUR	4,000	3,439
LANXESS AG	0.625%	12/1/2029	EUR	6,600	6,893
LEG Immobilien SE	0.875%	11/28/2027	EUR	4,500	4,989
LEG Immobilien SE	0.875%	1/17/2029	EUR	4,600	4,960
LEG Immobilien SE	0.750%	6/30/2031	EUR	3,000	2,994
LEG Immobilien SE	1.000%	11/19/2032	EUR	1,700	1,644
LEG Immobilien SE	0.875%	3/30/2033	EUR	2,300	2,149
LEG Immobilien SE	1.500%	1/17/2034	EUR	4,900	4,726
Lloyds Bank GmbH	2.750%	9/10/2029	EUR	6,800	7,904

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Lloyds Bank GmbH	2.875%	9/9/2032	EUR	9,000	10,429
Mercedes-Benz Finance Canada Inc.	5.120%	6/27/2028	CAD	1,700	1,274
Mercedes-Benz Group AG	1.000%	11/15/2027	EUR	4,740	5,326
Mercedes-Benz Group AG	1.375%	5/11/2028	EUR	2,500	2,813
Mercedes-Benz Group AG	0.750%	2/8/2030	EUR	9,388	9,981
Mercedes-Benz Group AG	2.375%	5/22/2030	EUR	11,900	13,520
Mercedes-Benz Group AG	0.750%	9/10/2030	EUR	2,439	2,563
Mercedes-Benz Group AG	2.000%	2/27/2031	EUR	5,581	6,150
Mercedes-Benz Group AG	1.125%	11/6/2031	EUR	4,876	5,074
Mercedes-Benz Group AG	0.750%	3/11/2033	EUR	4,900	4,787
Mercedes-Benz Group AG	2.125%	7/3/2037	EUR	9,818	9,784
Mercedes-Benz International Finance BV	0.375%	11/8/2026	EUR	7,314	8,271
Mercedes-Benz International Finance BV	1.500%	2/9/2027	EUR	4,700	5,362
Mercedes-Benz International Finance BV	0.625%	5/6/2027	EUR	7,314	8,226
Mercedes-Benz International Finance BV	3.700%	5/30/2031	EUR	8,000	9,616
Mercedes-Benz International Finance BV	3.250%	1/10/2032	EUR	6,800	7,944
Merck Financial Services GmbH	0.500%	7/16/2028	EUR	4,000	4,398
Merck Financial Services GmbH	0.875%	7/5/2031	EUR	200	206
Merck KGaA	3.875%	8/27/2054	EUR	3,000	3,507
Muenchener Hypothekenbank eG	0.625%	5/7/2027	EUR	6,339	7,145
Muenchener Hypothekenbank eG	3.000%	8/4/2027	EUR	15,000	17,557
Muenchener Hypothekenbank eG	0.625%	11/10/2027	EUR	7,314	8,172
Muenchener Hypothekenbank eG	0.500%	6/14/2028	CHF	8,000	9,978
Muenchener Hypothekenbank eG	2.500%	7/4/2028	EUR	6,217	7,209
Muenchener Hypothekenbank eG	2.625%	2/3/2031	EUR	6,000	6,931
Muenchener Hypothekenbank eG	1.875%	8/25/2032	EUR	32,000	34,920
Muenchener Hypothekenbank eG	1.000%	4/18/2039	EUR	4,535	3,915
Muenchener Hypothekenbank eG	0.010%	10/19/2039	EUR	3,635	2,611
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.250%	5/26/2041	EUR	6,700	6,926
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1.000%	5/26/2042	EUR	10,100	9,991
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4.250%	5/26/2044	EUR	6,900	8,191
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3.250%	5/26/2049	EUR	2,200	2,549
Norddeutsche Landesbank-Girozentrale	0.750%	3/5/2029	EUR	39,655	43,318
Roadster Finance DAC	2.375%	12/8/2032	EUR	100	113
Robert Bosch GmbH	3.625%	6/2/2030	EUR	3,000	3,562
Robert Bosch GmbH	4.000%	6/2/2035	EUR	7,000	8,318
Robert Bosch GmbH	4.375%	6/2/2043	EUR	14,200	16,553
Robert Bosch Investment Nederland BV	2.625%	5/24/2028	EUR	500	577
RWE AG	0.500%	11/26/2028	EUR	8,695	9,451
RWE AG	1.000%	11/26/2033	EUR	6,585	6,395
RWE AG	4.125%	2/13/2035	EUR	3,000	3,658
RWE AG	4.625%	6/18/2055	EUR	6,000	7,112
SAP SE	1.750%	2/22/2027	EUR	3,000	3,440
SAP SE	1.250%	3/10/2028	EUR	2,900	3,264
SAP SE	0.375%	5/18/2029	EUR	6,900	7,396
SAP SE	1.625%	3/10/2031	EUR	7,600	8,278
Sartorius Finance BV	4.500%	9/14/2032	EUR	9,000	10,977
Sartorius Finance BV	4.875%	9/14/2035	EUR	5,000	6,192
Siemens Energy Finance BV	4.250%	4/5/2029	EUR	5,000	6,013
Siemens Financieringsmaatschappij NV	1.000%	9/6/2027	EUR	1,000	1,132
Siemens Financieringsmaatschappij NV	0.900%	2/28/2028	EUR	1,000	1,120
Siemens Financieringsmaatschappij NV	2.875%	3/10/2028	EUR	7,523	8,850
Siemens Financieringsmaatschappij NV	0.250%	2/20/2029	EUR	13,200	14,241
Siemens Financieringsmaatschappij NV	0.125%	9/5/2029	EUR	5,179	5,571
Siemens Financieringsmaatschappij NV	1.375%	9/6/2030	EUR	13,275	14,704
Siemens Financieringsmaatschappij NV	3.375%	8/24/2031	EUR	12,000	14,310
Siemens Financieringsmaatschappij NV	0.500%	2/20/2032	EUR	9,800	9,868
Siemens Financieringsmaatschappij NV	3.000%	9/8/2033	EUR	5,000	5,794
Siemens Financieringsmaatschappij NV	0.500%	9/5/2034	EUR	3,413	3,216
Siemens Financieringsmaatschappij NV	1.250%	2/25/2035	EUR	7,600	7,449
Siemens Financieringsmaatschappij NV	3.375%	2/22/2037	EUR	14,000	16,065
Siemens Financieringsmaatschappij NV	1.750%	2/28/2039	EUR	7,984	7,531
Siemens Financieringsmaatschappij NV	3.750%	9/10/2042	GBP	7,400	7,922
Siemens Financieringsmaatschappij NV	3.625%	2/22/2044	EUR	9,000	9,987
Sudzucker International Finance BV	4.125%	1/29/2032	EUR	7,000	8,277
TAG Immobilien AG	4.250%	3/4/2030	EUR	2,400	2,871
Talanx AG	4.000%	10/25/2029	EUR	1,500	1,808
Talanx AG	2.250%	12/5/2047	EUR	13,800	15,674
Traton Finance Luxembourg SA	3.375%	1/14/2028	EUR	2,100	2,451
Traton Finance Luxembourg SA	4.250%	5/16/2028	EUR	2,900	3,459

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Traton Finance Luxembourg SA	0.750%	3/24/2029	EUR	8,000	8,598
Traton Finance Luxembourg SA	3.750%	3/27/2030	EUR	3,500	4,118
Traton Finance Luxembourg SA	1.250%	3/24/2033	EUR	4,600	4,482
UniCredit Bank GmbH	0.500%	2/23/2027	EUR	27,000	30,457
UniCredit Bank GmbH	0.010%	11/19/2027	EUR	10,000	11,015
UniCredit Bank GmbH	0.010%	9/15/2028	EUR	7,545	8,133
UniCredit Bank GmbH	0.875%	1/11/2029	EUR	6,192	6,799
UniCredit Bank GmbH	0.125%	11/22/2029	EUR	7,000	7,339
UniCredit Bank GmbH	0.010%	6/24/2030	EUR	6,242	6,399
UniCredit Bank GmbH	0.250%	1/15/2032	EUR	9,508	9,417
UniCredit Bank GmbH	0.850%	5/22/2034	EUR	17,363	16,707
Vier Gas Transport GmbH	0.125%	9/10/2029	EUR	4,000	4,159
Vier Gas Transport GmbH	4.625%	9/26/2032	EUR	5,000	6,168
Volkswagen Bank GmbH	4.625%	5/3/2031	EUR	11,000	13,409
Volkswagen Financial Services AG	0.125%	2/12/2027	EUR	16,000	17,897
Volkswagen Financial Services AG	0.875%	1/31/2028	EUR	13,583	15,017
Volkswagen Financial Services AG	3.375%	4/6/2028	EUR	7,838	9,168
Volkswagen Financial Services AG	3.625%	5/19/2029	EUR	3,000	3,524
Volkswagen Financial Services AG	0.375%	2/12/2030	EUR	2,397	2,469
Volkswagen Financial Services AG	3.875%	9/10/2030	EUR	6,000	7,131
Volkswagen Financial Services Australia Pty Ltd.	5.300%	2/9/2027	AUD	5,000	3,293
Volkswagen Financial Services NV	3.250%	4/13/2027	GBP	1,900	2,454
Volkswagen Financial Services NV	6.500%	9/18/2027	GBP	2,500	3,397
Volkswagen Financial Services NV	2.125%	1/18/2028	GBP	8,700	10,847
Volkswagen Financial Services NV	1.375%	9/14/2028	GBP	4,300	5,174
Volkswagen Financial Services NV	2.493%	2/12/2030	CHF	2,000	2,614
Volkswagen International Finance NV	3.375%	11/16/2026	GBP	3,600	4,682
Volkswagen International Finance NV	1.875%	3/30/2027	EUR	20,000	22,828
Volkswagen International Finance NV	3.750%	9/28/2027	EUR	4,000	4,714
Volkswagen International Finance NV	2.625%	11/16/2027	EUR	3,000	3,453
Volkswagen International Finance NV	4.250%	3/29/2029	EUR	5,000	6,006
Volkswagen International Finance NV	3.250%	11/18/2030	EUR	200	231
Volkswagen International Finance NV	1.250%	9/23/2032	EUR	2,900	2,878
Volkswagen International Finance NV	3.300%	3/22/2033	EUR	300	340
Volkswagen International Finance NV	4.125%	11/16/2038	EUR	5,700	6,485
Volkswagen International Finance NV	1.500%	1/21/2041	EUR	8,000	6,337
Volkswagen International Finance NV	3.500%	Perpetual	EUR	4,500	4,986
Volkswagen International Finance NV	3.748%	Perpetual	EUR	12,100	13,943
Volkswagen International Finance NV	3.875%	Perpetual	EUR	7,700	8,879
Volkswagen International Finance NV	3.875%	Perpetual	EUR	15,700	17,746
Volkswagen International Finance NV	4.375%	Perpetual	EUR	9,800	11,031
Volkswagen International Finance NV	4.625%	Perpetual	EUR	8,700	10,183
Volkswagen International Finance NV	7.875%	Perpetual	EUR	11,000	14,647
Volkswagen Leasing GmbH	0.500%	1/12/2029	EUR	12,099	12,983
Volkswagen Leasing GmbH	0.625%	7/19/2029	EUR	4,000	4,254
Vonovia SE	1.750%	1/25/2027	EUR	100	115
Vonovia SE	0.375%	6/16/2027	EUR	3,500	3,897
Vonovia SE	0.625%	10/7/2027	EUR	3,000	3,338
Vonovia SE	1.875%	6/28/2028	EUR	10,400	11,781
Vonovia SE	0.250%	9/1/2028	EUR	6,000	6,475
Vonovia SE	0.625%	12/14/2029	EUR	11,300	11,862
Vonovia SE	2.250%	4/7/2030	EUR	1,900	2,134
Vonovia SE	1.000%	7/9/2030	EUR	2,800	2,952
Vonovia SE	5.000%	11/23/2030	EUR	2,000	2,511
Vonovia SE	2.375%	3/25/2032	EUR	5,100	5,582
Vonovia SE	0.750%	9/1/2032	EUR	9,800	9,435
Vonovia SE	1.000%	6/16/2033	EUR	9,400	8,973
Vonovia SE	4.250%	4/10/2034	EUR	3,900	4,666
Vonovia SE	1.125%	9/14/2034	EUR	10,000	9,286
Vonovia SE	5.500%	1/18/2036	GBP	2,000	2,594
Vonovia SE	2.750%	3/22/2038	EUR	700	710
Vonovia SE	1.625%	10/7/2039	EUR	1,400	1,175
Vonovia SE	1.000%	1/28/2041	EUR	2,000	1,456
Vonovia SE	1.500%	6/14/2041	EUR	2,000	1,553
VW Credit Canada Inc.	2.450%	12/10/2026	CAD	2,000	1,422
VW Credit Canada Inc.	5.860%	11/15/2027	CAD	2,000	1,501
Wintershall Dea Finance BV	1.332%	9/25/2028	EUR	3,500	3,849
Wintershall Dea Finance BV	1.823%	9/25/2031	EUR	4,900	5,057

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Wintershall Dea Finance BV	4.357%	10/3/2032	EUR	6,000	7,033
					3,190,968
Greece (0.0%)
Eurobank SA	4.000%	9/24/2030	EUR	6,000	7,146
Eurobank SA	4.000%	2/7/2036	EUR	16,000	18,650
					25,796
Hong Kong (0.0%)
Prudential Funding Asia plc	5.875%	5/11/2029	GBP	1,541	2,108
Prudential Funding Asia plc	6.125%	12/19/2031	GBP	1,922	2,658
					4,766
Hungary (0.0%)
OTP Jelzalogbank Zrt	3.002%	6/20/2030	EUR	5,000	5,797
Indonesia (0.0%)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/2031	EUR	1,100	1,140
Ireland (0.1%)
AIB Group plc	5.750%	2/16/2029	EUR	6,300	7,758
AIB Group plc	4.625%	7/23/2029	EUR	10,000	12,107
AIB Group plc	5.250%	10/23/2031	EUR	10,000	12,698
Bank of Ireland Group plc	4.875%	7/16/2028	EUR	9,000	10,784
Bank of Ireland Group plc	5.000%	7/4/2031	EUR	5,000	6,257
Bank of Ireland Group plc	7.594%	12/6/2032	GBP	1,000	1,377
Bank of Ireland Group plc	6.750%	3/1/2033	EUR	4,260	5,279
Bank of Ireland Group plc	4.750%	8/10/2034	EUR	15,370	18,532
Dell Bank International DAC	4.500%	10/18/2027	EUR	5,000	5,955
ESB Finance DAC	2.125%	6/8/2027	EUR	3,154	3,618
ESB Finance DAC	1.875%	6/14/2031	EUR	8,037	8,736
ESB Finance DAC	4.000%	5/3/2032	EUR	1,500	1,814
ESB Finance DAC	2.125%	11/5/2033	EUR	3,429	3,629
ESB Finance DAC	3.750%	1/25/2043	EUR	6,500	7,235
Freshwater Finance plc	4.607%	10/17/2036	GBP	2,108	2,483
GAS Networks Ireland	1.375%	12/5/2026	EUR	1,228	1,400
Kerry Group Financial Services Unlimited Co.	3.375%	3/5/2033	EUR	7,000	8,092
Smurfit Kappa Treasury ULC	1.500%	9/15/2027	EUR	8,500	9,630
Smurfit Kappa Treasury ULC	1.000%	9/22/2033	EUR	6,571	6,317
Smurfit Kappa Treasury ULC	3.807%	11/27/2036	EUR	5,000	5,753
					139,454
Italy (0.9%)
A2A SpA	1.000%	7/16/2029	EUR	5,000	5,439
A2A SpA	0.625%	7/15/2031	EUR	2,000	2,011
A2A SpA	0.625%	10/28/2032	EUR	2,302	2,224
A2A SpA	1.000%	11/2/2033	EUR	3,000	2,887
A2A SpA	4.375%	2/3/2034	EUR	2,000	2,453
ACEA SpA	1.500%	6/8/2027	EUR	11,966	13,602
ACEA SpA	0.500%	4/6/2029	EUR	16,904	18,171
ACEA SpA	0.250%	7/28/2030	EUR	1,093	1,127
Aeroporti di Roma SpA	1.625%	6/8/2027	EUR	1,860	2,117
Aeroporti di Roma SpA	1.750%	7/30/2031	EUR	6,863	7,352
AMCO - Asset Management Co. SpA	0.750%	4/20/2028	EUR	4,552	5,021
ASTM SpA	1.625%	2/8/2028	EUR	3,182	3,590
ASTM SpA	1.500%	1/25/2030	EUR	10,707	11,675
ASTM SpA	2.375%	11/25/2033	EUR	3,200	3,352
Autostrade per l'Italia SpA	2.000%	12/4/2028	EUR	13,500	15,224
Autostrade per l'Italia SpA	1.875%	9/26/2029	EUR	4,000	4,461
Autostrade per l'Italia SpA	2.000%	1/15/2030	EUR	4,000	4,434
Autostrade per l'Italia SpA	4.750%	1/24/2031	EUR	6,000	7,443
Autostrade per l'Italia SpA	2.250%	1/25/2032	EUR	9,000	9,729
Autostrade per l'Italia SpA	5.125%	6/14/2033	EUR	9,000	11,395
Banca Monte dei Paschi di Siena SpA	3.500%	4/23/2029	EUR	15,000	17,809
Banca Monte dei Paschi di Siena SpA	2.750%	1/18/2069	EUR	5,000	5,747
Banco BPM SpA	3.750%	6/27/2028	EUR	7,500	8,929
Banco BPM SpA	4.875%	1/17/2030	EUR	10,000	12,195
Banco BPM SpA	3.375%	1/24/2030	EUR	18,300	21,682
Banco BPM SpA	3.875%	9/9/2030	EUR	10,000	11,861
BPER Banca SpA	3.750%	10/22/2028	EUR	31,700	37,911
BPER Banca SpA	3.250%	1/22/2031	EUR	10,500	12,346
Coca-Cola HBC Finance BV	1.000%	5/14/2027	EUR	5,000	5,650

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Coca-Cola HBC Finance BV	1.625%	5/14/2031	EUR	13,000	13,984
Credit Agricole Italia SpA	1.000%	3/25/2027	EUR	7,400	8,379
Credit Agricole Italia SpA	0.250%	1/17/2028	EUR	2,500	2,746
Credit Agricole Italia SpA	1.625%	3/21/2029	EUR	1,000	1,118
Credit Agricole Italia SpA	3.500%	1/15/2030	EUR	21,900	26,117
Credit Agricole Italia SpA	1.000%	9/30/2031	EUR	14,100	14,621
Credit Agricole Italia SpA	3.500%	3/11/2036	EUR	20,000	23,406
Credit Agricole Italia SpA	1.750%	1/15/2038	EUR	2,500	2,370
Credit Agricole Italia SpA	1.000%	1/17/2045	EUR	300	212
Enel Finance International NV	0.250%	6/17/2027	EUR	3,000	3,342
Enel Finance International NV	1.000%	10/20/2027	GBP	13,727	16,994
Enel Finance International NV	2.875%	4/11/2029	GBP	5,300	6,645
Enel Finance International NV	0.625%	5/28/2029	EUR	13,100	14,039
Enel Finance International NV	0.750%	6/17/2030	EUR	23,800	24,967
Enel Finance International NV	0.875%	1/17/2031	EUR	4,000	4,148
Enel Finance International NV	4.000%	2/20/2031	EUR	7,000	8,455
Enel Finance International NV	0.875%	9/28/2034	EUR	3,100	2,870
Enel Finance International NV	1.125%	10/17/2034	EUR	4,547	4,297
Enel Finance International NV	1.250%	1/17/2035	EUR	3,000	2,849
Enel Finance International NV	3.875%	1/23/2035	EUR	6,000	7,099
Enel Finance International NV	0.875%	6/17/2036	EUR	2,786	2,434
Enel Finance International NV	5.750%	9/14/2040	GBP	3,390	4,418
Enel SpA	5.625%	6/21/2027	EUR	7,060	8,570
Enel SpA	5.750%	6/22/2037	GBP	1,455	1,937
Enel SpA	1.375%	Perpetual	EUR	12,552	14,036
Enel SpA	1.875%	Perpetual	EUR	14,000	14,830
Enel SpA	2.250%	Perpetual	EUR	13,023	14,887
Enel SpA	3.375%	Perpetual	EUR	8,120	9,386
Enel SpA	4.750%	Perpetual	EUR	5,000	5,971
Eni SpA	1.500%	1/17/2027	EUR	2,457	2,806
Eni SpA	1.625%	5/17/2028	EUR	1,209	1,365
Eni SpA	0.375%	6/14/2028	EUR	5,000	5,464
Eni SpA	1.125%	9/19/2028	EUR	2,683	2,979
Eni SpA	3.625%	1/29/2029	EUR	3,400	4,039
Eni SpA	0.625%	1/23/2030	EUR	7,089	7,498
Eni SpA	2.000%	5/18/2031	EUR	10,000	11,007
Eni SpA	4.250%	5/19/2033	EUR	11,000	13,400
Eni SpA	3.875%	1/15/2034	EUR	9,000	10,674
Eni SpA	1.000%	10/11/2034	EUR	2,908	2,723
Eni SpA	2.000%	Perpetual	EUR	17,000	19,311
Eni SpA	2.750%	Perpetual	EUR	10,276	11,388
Eni SpA	3.375%	Perpetual	EUR	6,437	7,380
Ferrovie dello Stato Italiane SpA	3.750%	4/14/2027	EUR	10,000	11,729
Ferrovie dello Stato Italiane SpA	4.500%	5/23/2033	EUR	7,000	8,664
Generali	3.212%	1/15/2029	EUR	2,500	2,937
Generali	2.124%	10/1/2030	EUR	9,200	10,158
Generali	2.429%	7/14/2031	EUR	2,000	2,209
Generali	1.713%	6/30/2032	EUR	2,700	2,772
Generali	5.800%	7/6/2032	EUR	3,000	3,895
Generali	5.399%	4/20/2033	EUR	9,000	11,406
Generali	3.547%	1/15/2034	EUR	3,600	4,207
Generali	4.156%	1/3/2035	EUR	1,000	1,175
Generali	5.500%	10/27/2047	EUR	10,936	13,199
Generali	5.000%	6/8/2048	EUR	4,000	4,847
Hera SpA	0.875%	7/5/2027	EUR	4,913	5,519
Hera SpA	5.200%	1/29/2028	EUR	2,908	3,539
Hera SpA	0.250%	12/3/2030	EUR	2,900	2,924
Hera SpA	4.250%	4/20/2033	EUR	3,400	4,148
Hera SpA	1.000%	4/25/2034	EUR	3,491	3,292
Iccrea Banca SpA	6.875%	1/20/2028	EUR	5,000	6,052
Iccrea Banca SpA	3.500%	6/5/2034	EUR	10,000	11,766
Intesa Sanpaolo SpA	1.000%	11/19/2026	EUR	6,367	7,246
Intesa Sanpaolo SpA	1.125%	10/4/2027	EUR	6,683	7,540
Intesa Sanpaolo SpA	5.000%	3/8/2028	EUR	5,000	5,952
Intesa Sanpaolo SpA	1.750%	3/20/2028	EUR	12,669	14,346
Intesa Sanpaolo SpA	3.625%	6/30/2028	EUR	11,000	13,090
Intesa Sanpaolo SpA	6.500%	3/14/2029	GBP	4,500	6,167
Intesa Sanpaolo SpA	1.250%	1/15/2030	EUR	100	109
Intesa Sanpaolo SpA	2.500%	1/15/2030	GBP	6,455	7,835
Intesa Sanpaolo SpA	4.875%	5/19/2030	EUR	15,000	18,760

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Intesa Sanpaolo SpA	1.350%	2/24/2031	EUR	8,875	9,386
Intesa Sanpaolo SpA	5.125%	8/29/2031	EUR	8,570	10,966
Intesa Sanpaolo SpA	5.625%	3/8/2033	EUR	2,000	2,631
Intesa Sanpaolo SpA	2.625%	3/11/2036	GBP	2,776	2,825
Iren SpA	3.875%	7/22/2032	EUR	2,000	2,391
Iren SpA	3.625%	9/23/2033	EUR	5,000	5,867
Italgas Reti SpA	1.608%	10/31/2027	EUR	3,234	3,663
Italgas Reti SpA	0.579%	1/29/2031	EUR	10,200	10,376
Italgas SpA	3.125%	2/8/2029	EUR	4,600	5,383
Italgas SpA	0.875%	4/24/2030	EUR	3,908	4,145
Italgas SpA	4.125%	6/8/2032	EUR	5,000	6,065
Leasys SpA	3.875%	3/1/2028	EUR	9,000	10,652
Mediobanca Banca di Credito Finanziario SpA	1.250%	11/24/2029	EUR	11,274	12,315
Mediobanca Banca di Credito Finanziario SpA	4.375%	2/1/2030	EUR	13,000	15,643
Mediobanca Banca di Credito Finanziario SpA	2.625%	8/5/2030	EUR	10,000	11,473
Mediobanca Banca di Credito Finanziario SpA	3.000%	9/4/2031	EUR	3,200	3,712
Nexi SpA	2.125%	4/30/2029	EUR	11,750	13,062
Snam SpA	3.375%	12/5/2026	EUR	5,000	5,812
Snam SpA	0.750%	6/20/2029	EUR	10,600	11,418
Snam SpA	0.750%	6/17/2030	EUR	12,500	13,158
Snam SpA	0.625%	6/30/2031	EUR	10,000	10,170
Snam SpA	3.875%	2/19/2034	EUR	8,500	10,117
Snam SpA	1.000%	9/12/2034	EUR	3,910	3,682
Snam SpA	4.500%	Perpetual	EUR	5,000	5,916
Terna - Rete Elettrica Nazionale	1.375%	7/26/2027	EUR	4,796	5,441
Terna - Rete Elettrica Nazionale	1.000%	10/11/2028	EUR	6,502	7,197
Terna - Rete Elettrica Nazionale	3.625%	4/21/2029	EUR	8,000	9,505
Terna - Rete Elettrica Nazionale	3.500%	1/17/2031	EUR	7,000	8,254
Terna - Rete Elettrica Nazionale	3.125%	2/17/2032	EUR	5,000	5,776
UniCredit SpA	0.925%	1/18/2028	EUR	5,000	5,663
UniCredit SpA	3.875%	6/11/2028	EUR	10,000	11,774
UniCredit SpA	4.450%	2/16/2029	EUR	9,000	10,772
UniCredit SpA	3.500%	7/31/2030	EUR	22,834	27,229
UniCredit SpA	0.850%	1/19/2031	EUR	12,014	12,453
UniCredit SpA	4.300%	1/23/2031	EUR	15,000	18,172
UniCredit SpA	4.000%	3/5/2034	EUR	10,000	11,984
UniCredit SpA	5.375%	4/16/2034	EUR	7,053	8,658
UniCredit SpA	4.200%	6/11/2034	EUR	17,000	20,429
UniCredit SpA	4.175%	6/24/2037	EUR	5,000	5,902
					1,188,518
Japan (0.5%)
Asahi Group Holdings Ltd.	0.336%	4/19/2027	EUR	5,500	6,149
Asahi Group Holdings Ltd.	0.290%	6/1/2027	JPY	200,000	1,280
Asahi Group Holdings Ltd.	0.541%	10/23/2028	EUR	4,750	5,145
Astellas Pharma Inc.	0.519%	8/31/2028	JPY	200,000	1,270
Bridgestone Corp.	0.295%	4/21/2027	JPY	300,000	1,922
Central Japan Railway Co.	2.157%	12/18/2029	JPY	500,000	3,340
Central Nippon Expressway Co. Ltd.	0.125%	3/18/2027	JPY	300,000	1,923
Central Nippon Expressway Co. Ltd.	0.166%	8/18/2027	JPY	1,000,000	6,381
Central Nippon Expressway Co. Ltd.	0.439%	12/13/2027	JPY	400,000	2,556
Central Nippon Expressway Co. Ltd.	0.628%	1/21/2028	JPY	200,000	1,285
Central Nippon Expressway Co. Ltd.	0.514%	2/21/2028	JPY	300,000	1,919
Central Nippon Expressway Co. Ltd.	0.385%	5/18/2028	JPY	400,000	2,545
Central Nippon Expressway Co. Ltd.	0.439%	8/17/2028	JPY	1,200,000	7,622
Central Nippon Expressway Co. Ltd.	0.464%	9/14/2028	JPY	500,000	3,177
Central Nippon Expressway Co. Ltd.	0.597%	3/28/2029	JPY	400,000	2,538
Central Nippon Expressway Co. Ltd.	0.759%	5/29/2029	JPY	1,000,000	6,370
Central Nippon Expressway Co. Ltd.	1.021%	1/25/2030	JPY	900,000	5,756
Chugoku Electric Power Co. Inc.	0.920%	5/25/2033	JPY	500,000	3,008
Daiichi Sankyo Co. Ltd.	0.810%	7/25/2036	JPY	700,000	3,947
Denso Corp.	0.315%	3/17/2028	JPY	500,000	3,177
East Japan Railway Co.	1.162%	9/15/2028	GBP	3,326	4,024
East Japan Railway Co.	3.245%	9/8/2030	EUR	5,000	5,900
East Japan Railway Co.	4.750%	12/8/2031	GBP	5,000	6,654
East Japan Railway Co.	4.875%	6/14/2034	GBP	5,150	6,769
East Japan Railway Co.	1.104%	9/15/2039	EUR	5,786	4,782
East Japan Railway Co.	4.110%	2/22/2043	EUR	10,500	12,210
East Nippon Expressway Co. Ltd.	0.230%	6/18/2027	JPY	600,000	3,840
East Nippon Expressway Co. Ltd.	0.140%	7/31/2029	JPY	630,000	3,912

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
East Nippon Expressway Co. Ltd.	0.140%	11/29/2029	JPY	400,000	2,471
East Nippon Expressway Co. Ltd.	0.220%	1/31/2030	JPY	370,000	2,286
East Nippon Expressway Co. Ltd.	0.190%	11/29/2030	JPY	1,800,000	10,963
East Nippon Expressway Co. Ltd.	0.185%	1/29/2031	JPY	200,000	1,215
East Nippon Expressway Co. Ltd.	0.230%	4/23/2031	JPY	600,000	3,638
East Nippon Expressway Co. Ltd.	0.140%	7/15/2031	JPY	10,000	60
ENEOS Holdings Inc.	0.834%	6/15/2032	JPY	200,000	1,216
Fast Retailing Co. Ltd.	0.405%	6/6/2028	JPY	800,000	5,077
FUJIFILM Holdings Corp.	0.195%	4/20/2027	JPY	200,000	1,281
Hikari Tsushin Inc.	1.790%	3/23/2033	JPY	300,000	1,781
Hitachi Ltd.	0.290%	3/12/2030	JPY	200,000	1,231
Japan Expressway Holding & Debt Repayment Agency	2.280%	4/20/2027	JPY	50,000	330
Japan Expressway Holding & Debt Repayment Agency	0.140%	4/30/2027	JPY	1,143,400	7,324
Japan Expressway Holding & Debt Repayment Agency	0.110%	5/31/2027	JPY	5,400	34
Japan Expressway Holding & Debt Repayment Agency	0.130%	6/30/2027	JPY	241,600	1,544
Japan Expressway Holding & Debt Repayment Agency	0.160%	7/30/2027	JPY	400,000	2,553
Japan Expressway Holding & Debt Repayment Agency	0.155%	8/31/2027	JPY	301,300	1,923
Japan Expressway Holding & Debt Repayment Agency	0.090%	9/30/2027	JPY	1,447,700	9,218
Japan Expressway Holding & Debt Repayment Agency	2.340%	10/20/2027	JPY	760,000	5,043
Japan Expressway Holding & Debt Repayment Agency	0.170%	10/29/2027	JPY	585,200	3,729
Japan Expressway Holding & Debt Repayment Agency	0.160%	11/30/2027	JPY	292,500	1,862
Japan Expressway Holding & Debt Repayment Agency	2.250%	12/20/2027	JPY	60,000	398
Japan Expressway Holding & Debt Repayment Agency	0.155%	12/28/2027	JPY	200,000	1,272
Japan Expressway Holding & Debt Repayment Agency	0.185%	1/31/2028	JPY	305,800	1,944
Japan Expressway Holding & Debt Repayment Agency	2.420%	6/20/2028	JPY	760,000	5,094
Japan Expressway Holding & Debt Repayment Agency	0.150%	6/30/2028	JPY	500,000	3,158
Japan Expressway Holding & Debt Repayment Agency	0.135%	7/31/2028	JPY	1,000,000	6,307
Japan Expressway Holding & Debt Repayment Agency	2.370%	9/20/2028	JPY	160,000	1,074
Japan Expressway Holding & Debt Repayment Agency	2.410%	4/20/2029	JPY	1,130,000	7,622
Japan Expressway Holding & Debt Repayment Agency	2.100%	12/28/2029	JPY	400,000	2,679
Japan Expressway Holding & Debt Repayment Agency	1.427%	7/31/2034	JPY	500,000	3,188
Japan Expressway Holding & Debt Repayment Agency	1.338%	10/31/2034	JPY	1,600,000	10,097
Japan Expressway Holding & Debt Repayment Agency	0.970%	1/31/2035	JPY	1,000,000	6,090
Japan Expressway Holding & Debt Repayment Agency	1.240%	7/31/2035	JPY	600,000	3,721
Japan Expressway Holding & Debt Repayment Agency	1.119%	10/31/2035	JPY	200,000	1,222
Japan Expressway Holding & Debt Repayment Agency	0.934%	1/31/2036	JPY	1,800,000	10,754
Japan Expressway Holding & Debt Repayment Agency	0.306%	4/30/2036	JPY	100,000	556
Japan Expressway Holding & Debt Repayment Agency	0.149%	7/31/2036	JPY	1,100,000	5,966
Japan Expressway Holding & Debt Repayment Agency	0.397%	10/31/2036	JPY	700,000	3,880
Japan Expressway Holding & Debt Repayment Agency	0.591%	1/29/2038	JPY	1,400,000	7,683
Japan Expressway Holding & Debt Repayment Agency	0.538%	5/31/2038	JPY	800,000	4,320
Japan Expressway Holding & Debt Repayment Agency	0.625%	8/31/2038	JPY	400,000	2,171
Japan Expressway Holding & Debt Repayment Agency	0.500%	9/17/2038	JPY	300,000	1,577
Japan Expressway Holding & Debt Repayment Agency	0.625%	9/30/2038	JPY	600,000	3,248
Japan Expressway Holding & Debt Repayment Agency	0.500%	3/18/2039	JPY	300,000	1,552
Japan Expressway Holding & Debt Repayment Agency	2.300%	2/29/2040	JPY	100,000	653
Japan Expressway Holding & Debt Repayment Agency	2.960%	3/19/2046	JPY	180,000	1,178
Japan Expressway Holding & Debt Repayment Agency	2.870%	12/20/2046	JPY	50,000	319
Japan Expressway Holding & Debt Repayment Agency	2.790%	3/20/2047	JPY	1,000,000	6,272
Japan Expressway Holding & Debt Repayment Agency	2.700%	3/20/2048	JPY	1,010,000	6,154
Japan Expressway Holding & Debt Repayment Agency	0.730%	4/30/2048	JPY	100,000	413
Japan Expressway Holding & Debt Repayment Agency	0.686%	7/31/2048	JPY	200,000	809
Japan Expressway Holding & Debt Repayment Agency	0.542%	5/31/2049	JPY	600,000	2,266
Japan Expressway Holding & Debt Repayment Agency	0.297%	9/30/2049	JPY	400,000	1,385
Japan Expressway Holding & Debt Repayment Agency	0.422%	12/28/2049	JPY	800,000	2,854
Japan Expressway Holding & Debt Repayment Agency	0.306%	3/31/2050	JPY	200,000	683
Japan Expressway Holding & Debt Repayment Agency	1.861%	3/19/2055	JPY	1,180,000	5,417
Japan Expressway Holding & Debt Repayment Agency	1.866%	3/19/2055	JPY	160,000	735
Japan Expressway Holding & Debt Repayment Agency	1.291%	3/19/2057	JPY	60,000	231
JT International Financial Services BV	1.000%	11/26/2029	EUR	3,696	3,968
JT International Financial Services BV	2.750%	9/28/2033	GBP	2,501	2,803
Kansai Electric Power Co. Inc.	0.470%	5/25/2027	JPY	586,000	3,761
Kansai Electric Power Co. Inc.	0.490%	7/23/2027	JPY	119,000	763
Kansai Electric Power Co. Inc.	0.460%	12/20/2027	JPY	341,000	2,176
Kansai Electric Power Co. Inc.	0.440%	12/20/2030	JPY	373,000	2,281
Kansai Electric Power Co. Inc.	0.370%	9/19/2031	JPY	213,000	1,280
Kubota Corp.	0.300%	6/2/2027	JPY	400,000	2,559
Kubota Corp.	0.514%	6/2/2032	JPY	300,000	1,798
Kyushu Electric Power Co. Inc.	0.430%	5/25/2029	JPY	89,000	557
Kyushu Electric Power Co. Inc.	0.375%	11/22/2029	JPY	600,000	3,723

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Kyushu Electric Power Co. Inc.	0.340%	4/25/2031	JPY	50,000	302
Mitsubishi Corp.	1.518%	6/25/2032	JPY	800,000	5,125
Mitsubishi Heavy Industries Ltd.	0.270%	9/1/2031	JPY	400,000	2,399
Mitsubishi UFJ Financial Group Inc.	0.250%	11/4/2027	JPY	300,000	1,929
Mitsubishi UFJ Financial Group Inc.	1.029%	3/7/2029	JPY	500,000	3,216
Mitsubishi UFJ Financial Group Inc.	0.848%	7/19/2029	EUR	7,821	8,461
Mitsubishi UFJ Financial Group Inc.	3.197%	6/10/2031	EUR	10,000	11,613
Mitsubishi UFJ Financial Group Inc.	3.556%	9/5/2032	EUR	8,000	9,438
Mitsui Fudosan Co. Ltd.	0.810%	6/6/2033	JPY	600,000	3,605
Mitsui Fudosan Co. Ltd.	1.057%	9/12/2033	JPY	500,000	3,045
Mizuho Financial Group Inc.	5.628%	6/13/2028	GBP	2,100	2,851
Mizuho Financial Group Inc.	0.402%	9/6/2029	EUR	2,457	2,598
Mizuho Financial Group Inc.	0.797%	4/15/2030	EUR	4,913	5,171
Mizuho Financial Group Inc.	0.895%	6/24/2030	JPY	100,000	620
Mizuho Financial Group Inc.	4.608%	8/28/2030	EUR	3,200	3,963
Mizuho Financial Group Inc.	0.693%	10/7/2030	EUR	19,300	19,983
Mizuho Financial Group Inc.	4.029%	9/5/2032	EUR	2,000	2,411
Mizuho Financial Group Inc.	0.843%	4/12/2033	EUR	3,000	2,926
Nippon Life Insurance Co.	4.165%	9/2/2055	EUR	4,000	4,625
Nomura Holdings Inc.	3.459%	5/28/2030	EUR	7,000	8,192
NTT Finance Corp.	0.280%	12/20/2027	JPY	500,000	3,178
NTT Finance Corp.	0.614%	9/20/2028	JPY	400,000	2,543
NTT Finance Corp.	0.399%	12/13/2028	EUR	8,400	9,042
NTT Finance Corp.	0.923%	12/20/2029	JPY	700,000	4,430
NTT Finance Corp.	0.648%	6/20/2030	JPY	200,000	1,241
NTT Finance Corp.	0.380%	9/20/2030	JPY	4,300,000	26,162
NTT Finance Corp.	3.359%	3/12/2031	EUR	10,000	11,730
NTT Finance Corp.	0.270%	9/19/2031	JPY	200,000	1,191
NTT Finance Corp.	0.838%	6/20/2033	JPY	1,500,000	8,975
NTT Finance Corp.	3.678%	7/16/2033	EUR	7,000	8,240
ORIX Corp.	4.477%	6/1/2028	EUR	4,500	5,418
ORIX Corp.	3.780%	5/29/2029	EUR	2,400	2,842
Panasonic Holdings Corp.	0.709%	9/14/2028	JPY	700,000	4,438
Panasonic Holdings Corp.	0.370%	3/5/2030	JPY	300,000	1,843
Panasonic Holdings Corp.	1.342%	9/14/2033	JPY	500,000	3,089
Seven & i Holdings Co. Ltd.	0.280%	12/20/2027	JPY	200,000	1,269
Seven & i Holdings Co. Ltd.	1.392%	11/2/2033	JPY	500,000	3,054
Sompo Japan Insurance Inc.	0.425%	10/14/2027	JPY	200,000	1,276
Sony Group Corp.	0.450%	12/8/2027	JPY	100,000	640
Sony Group Corp.	0.300%	10/10/2029	JPY	300,000	1,865
Sumitomo Electric Industries Ltd.	0.809%	7/13/2033	JPY	300,000	1,770
Sumitomo Mitsui Banking Corp.	0.409%	11/7/2029	EUR	3,459	3,650
Sumitomo Mitsui Financial Group Inc.	0.750%	6/8/2029	JPY	300,000	1,912
Sumitomo Mitsui Financial Group Inc.	0.632%	10/23/2029	EUR	12,365	13,135
Sumitomo Mitsui Trust Bank Ltd.	0.010%	10/15/2027	EUR	8,868	9,749
Suntory Holdings Ltd.	0.800%	5/25/2033	JPY	200,000	1,205
Takeda Pharmaceutical Co. Ltd.	2.250%	11/21/2026	EUR	4,181	4,818
Takeda Pharmaceutical Co. Ltd.	0.750%	7/9/2027	EUR	5,000	5,599
Takeda Pharmaceutical Co. Ltd.	3.000%	11/21/2030	EUR	12,286	14,137
Takeda Pharmaceutical Co. Ltd.	0.400%	10/14/2031	JPY	1,000,000	5,944
Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/2032	EUR	5,500	5,646
Takeda Pharmaceutical Co. Ltd.	2.000%	7/9/2040	EUR	4,136	3,692
TDK Corp.	0.260%	12/1/2028	JPY	400,000	2,506
Toyota Motor Corp.	0.219%	3/18/2031	JPY	500,000	3,031
Toyota Motor Corp.	0.735%	6/1/2033	JPY	400,000	2,413
Toyota Motor Finance Netherlands BV	4.000%	4/2/2027	EUR	4,900	5,769
West Nippon Expressway Co. Ltd.	0.105%	3/19/2027	JPY	500,000	3,203
West Nippon Expressway Co. Ltd.	0.390%	5/25/2028	JPY	700,000	4,453
West Nippon Expressway Co. Ltd.	0.369%	7/27/2028	JPY	500,000	3,172
West Nippon Expressway Co. Ltd.	0.484%	8/31/2028	JPY	400,000	2,545
					638,079
Luxembourg (0.2%)
Acef Holding SCA	0.750%	6/14/2028	EUR	6,393	7,013
Acef Holding SCA	1.250%	4/26/2030	EUR	8,086	8,610
AXA Logistics Europe Master SCA	0.375%	11/15/2026	EUR	3,000	3,383
AXA Logistics Europe Master SCA	0.875%	11/15/2029	EUR	1,000	1,067
Bevco Lux Sarl	1.000%	1/16/2030	EUR	3,786	3,980
Blackstone Property Partners Europe Holdings Sarl	1.250%	4/26/2027	EUR	4,710	5,321
Blackstone Property Partners Europe Holdings Sarl	2.625%	10/20/2028	GBP	1,200	1,483

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/2029	EUR	4,272	4,710
Blackstone Property Partners Europe Holdings Sarl	3.625%	10/29/2029	EUR	6,200	7,251
Blackstone Property Partners Europe Holdings Sarl	4.875%	4/29/2032	GBP	4,200	5,377
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund	0.500%	1/27/2028	EUR	4,658	5,109
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund	0.900%	10/12/2029	EUR	1,600	1,699
CBRE Open-Ended Funds SCA SICAV-SIF	4.750%	3/27/2034	EUR	1,400	1,704
Eurofins Scientific SE	4.000%	7/6/2029	EUR	8,157	9,716
Eurofins Scientific SE	0.875%	5/19/2031	EUR	3,000	3,030
JAB Holdings BV	2.500%	4/17/2027	EUR	2,500	2,882
JAB Holdings BV	1.000%	12/20/2027	EUR	3,000	3,345
JAB Holdings BV	2.500%	6/25/2029	EUR	1,900	2,162
JAB Holdings BV	4.750%	6/29/2032	EUR	9,000	11,122
JAB Holdings BV	4.375%	4/25/2034	EUR	10,000	11,985
JAB Holdings BV	3.375%	4/17/2035	EUR	3,000	3,357
JAB Holdings BV	2.250%	12/19/2039	EUR	16,200	14,595
Logicor Financing Sarl	1.625%	7/15/2027	EUR	4,913	5,567
Logicor Financing Sarl	3.250%	11/13/2028	EUR	5,820	6,768
Logicor Financing Sarl	2.750%	1/15/2030	GBP	5,600	6,728
Logicor Financing Sarl	1.625%	1/17/2030	EUR	2,000	2,161
Logicor Financing Sarl	0.875%	1/14/2031	EUR	1,986	2,013
P3 Group Sarl	1.625%	1/26/2029	EUR	5,600	6,185
P3 Group Sarl	4.000%	4/19/2032	EUR	5,000	5,900
Prologis International Funding II SA	1.750%	3/15/2028	EUR	375	426
Prologis International Funding II SA	0.875%	7/9/2029	EUR	2,958	3,187
Prologis International Funding II SA	3.625%	3/7/2030	EUR	4,000	4,723
Prologis International Funding II SA	3.125%	6/1/2031	EUR	3,000	3,450
Prologis International Funding II SA	1.625%	6/17/2032	EUR	6,181	6,394
Prologis International Funding II SA	3.700%	10/7/2034	EUR	2,800	3,237
Prologis International Funding II SA	3.000%	2/22/2042	GBP	800	755
SELP Finance Sarl	1.500%	12/20/2026	EUR	2,552	2,907
SELP Finance Sarl	0.875%	5/27/2029	EUR	10,900	11,684
SES SA	0.875%	11/4/2027	EUR	1,810	2,005
SES SA	2.000%	7/2/2028	EUR	2,100	2,369
					195,360
Mexico (0.0%)
America Movil SAB de CV	0.750%	6/26/2027	EUR	2,141	2,398
America Movil SAB de CV	2.125%	3/10/2028	EUR	2,501	2,854
America Movil SAB de CV	5.750%	6/28/2030	GBP	3,410	4,706
America Movil SAB de CV	4.948%	7/22/2033	GBP	1,100	1,443
America Movil SAB de CV	4.375%	8/7/2041	GBP	3,704	4,141
					15,542
Netherlands (0.9%)
ABN AMRO Bank NV	2.375%	6/1/2027	EUR	7,000	8,076
ABN AMRO Bank NV	4.000%	1/16/2028	EUR	5,000	5,948
ABN AMRO Bank NV	5.125%	2/22/2028	GBP	7,600	10,164
ABN AMRO Bank NV	4.375%	10/20/2028	EUR	22,000	26,600
ABN AMRO Bank NV	0.500%	9/23/2029	EUR	10,000	10,563
ABN AMRO Bank NV	1.500%	9/30/2030	EUR	10,593	11,624
ABN AMRO Bank NV	1.000%	4/13/2031	EUR	4,000	4,236
ABN AMRO Bank NV	3.000%	6/1/2032	EUR	2,100	2,396
ABN AMRO Bank NV	5.125%	2/22/2033	EUR	10,000	12,036
ABN AMRO Bank NV	1.000%	6/2/2033	EUR	4,300	4,214
ABN AMRO Bank NV	5.500%	9/21/2033	EUR	10,000	12,260
ABN AMRO Bank NV	1.375%	1/10/2034	EUR	7,000	7,194
ABN AMRO Bank NV	4.500%	11/21/2034	EUR	10,000	12,545
ABN AMRO Bank NV	0.375%	1/14/2035	EUR	19,600	17,892
ABN AMRO Bank NV	1.375%	1/12/2037	EUR	10,800	10,359
ABN AMRO Bank NV	1.450%	4/12/2038	EUR	13,700	12,774
ABN AMRO Bank NV	1.125%	4/23/2039	EUR	2,500	2,171
ABN AMRO Bank NV	0.400%	9/17/2041	EUR	11,400	8,190
Achmea Bank NV	2.500%	6/25/2030	EUR	5,000	5,749
Achmea Bank NV	2.750%	5/19/2032	EUR	15,000	17,290
Achmea Bank NV	2.750%	9/15/2032	EUR	5,000	5,749
Achmea Bank NV	3.000%	2/7/2034	EUR	12,900	14,933
Achmea BV	5.625%	11/2/2044	EUR	10,900	13,899
Akzo Nobel NV	1.625%	4/14/2030	EUR	11,400	12,408
Akzo Nobel NV	4.000%	5/24/2033	EUR	5,000	5,937
Alliander NV	0.375%	6/10/2030	EUR	3,684	3,833
Alliander NV	0.875%	6/24/2032	EUR	2,000	2,019

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
ASML Holding NV	1.625%	5/28/2027	EUR	733	836
ASML Holding NV	0.625%	5/7/2029	EUR	3,786	4,095
ASML Holding NV	0.250%	2/25/2030	EUR	7,934	8,299
ASN Bank NV	0.750%	5/18/2027	EUR	2,500	2,820
ASN Bank NV	0.375%	3/3/2028	EUR	7,300	7,969
ASN Bank NV	0.750%	10/24/2031	EUR	2,457	2,526
ASR Nederland NV	7.000%	12/7/2043	EUR	9,200	12,676
ASR Nederland NV	3.375%	5/2/2049	EUR	4,075	4,719
Cooperatieve Rabobank UA	1.375%	2/3/2027	EUR	2,146	2,447
Cooperatieve Rabobank UA	0.000%	6/21/2027	EUR	22,600	25,161
Cooperatieve Rabobank UA	0.375%	12/1/2027	EUR	12,900	14,559
Cooperatieve Rabobank UA	0.875%	2/8/2028	EUR	18,500	20,697
Cooperatieve Rabobank UA	1.875%	7/12/2028	GBP	10,500	13,273
Cooperatieve Rabobank UA	5.051%	2/26/2029	AUD	8,300	5,551
Cooperatieve Rabobank UA	4.233%	4/25/2029	EUR	14,000	16,777
Cooperatieve Rabobank UA	4.625%	5/23/2029	GBP	3,688	4,833
Cooperatieve Rabobank UA	4.550%	8/30/2029	GBP	3,466	4,619
Cooperatieve Rabobank UA	4.000%	1/10/2030	EUR	9,000	10,867
Cooperatieve Rabobank UA	0.125%	12/1/2031	EUR	10,800	10,704
Cooperatieve Rabobank UA	0.750%	3/2/2032	EUR	3,000	3,073
Cooperatieve Rabobank UA	1.250%	5/31/2032	EUR	3,700	3,900
Cooperatieve Rabobank UA	7.074%	10/26/2032	AUD	1,700	1,163
Cooperatieve Rabobank UA	0.625%	2/25/2033	EUR	11,800	11,394
Cooperatieve Rabobank UA	3.106%	6/7/2033	EUR	12,500	14,717
Cooperatieve Rabobank UA	3.064%	2/1/2034	EUR	10,000	11,692
Cooperatieve Rabobank UA	3.822%	7/26/2034	EUR	5,000	5,971
Cooperatieve Rabobank UA	1.500%	4/26/2038	EUR	3,500	3,300
Cooperatieve Rabobank UA	0.750%	6/21/2039	EUR	6,000	4,953
Cooperatieve Rabobank UA	5.250%	5/23/2041	GBP	316	408
CTP NV	0.750%	2/18/2027	EUR	5,786	6,517
CTP NV	3.875%	11/21/2032	EUR	5,000	5,820
DSM BV	0.250%	6/23/2028	EUR	4,000	4,368
DSM BV	0.625%	6/23/2032	EUR	8,500	8,358
Enexis Holding NV	0.750%	7/2/2031	EUR	5,000	5,125
Enexis Holding NV	3.625%	6/12/2034	EUR	5,000	5,921
Euronext NV	1.125%	6/12/2029	EUR	4,000	4,380
Euronext NV	0.750%	5/17/2031	EUR	3,000	3,104
Euronext NV	1.500%	5/17/2041	EUR	3,200	2,718
EXOR NV	1.750%	1/18/2028	EUR	2,592	2,935
EXOR NV	2.250%	4/29/2030	EUR	5,947	6,624
EXOR NV	0.875%	1/19/2031	EUR	3,000	3,085
EXOR NV	3.750%	2/14/2033	EUR	5,636	6,607
Heineken NV	1.375%	1/29/2027	EUR	4,958	5,652
Heineken NV	1.500%	10/3/2029	EUR	100	110
Heineken NV	2.250%	3/30/2030	EUR	7,369	8,348
Heineken NV	3.875%	9/23/2030	EUR	7,500	9,041
Heineken NV	1.250%	5/7/2033	EUR	4,000	4,027
Heineken NV	1.750%	5/7/2040	EUR	11,529	10,241
IMCD NV	4.875%	9/18/2028	EUR	5,000	6,049
ING Bank NV	2.625%	1/10/2028	EUR	5,000	5,810
ING Bank NV	0.875%	4/11/2028	EUR	7,700	8,591
ING Bank NV	2.500%	2/21/2030	EUR	30,000	34,595
ING Bank NV	0.125%	12/8/2032	EUR	18,400	18,172
ING Bank NV	3.000%	5/21/2034	EUR	10,000	11,613
ING Groep NV	0.375%	9/29/2028	EUR	24,800	27,462
ING Groep NV	0.250%	2/18/2029	EUR	19,800	21,630
ING Groep NV	0.250%	2/1/2030	EUR	9,500	10,097
ING Groep NV	0.875%	11/29/2030	EUR	3,000	3,198
ING Groep NV	1.750%	2/16/2031	EUR	5,400	5,934
ING Groep NV	0.875%	6/9/2032	EUR	3,000	3,367
ING Groep NV	1.000%	11/16/2032	EUR	5,000	5,571
ING Groep NV	6.250%	5/20/2033	GBP	3,500	4,731
ING Groep NV	4.125%	8/24/2033	EUR	2,000	2,368
ING Groep NV	5.250%	11/14/2033	EUR	2,000	2,585
ING Groep NV	4.750%	5/23/2034	EUR	17,000	21,400
ING Groep NV	4.375%	8/15/2034	EUR	8,000	9,544
ING Groep NV	4.000%	2/12/2035	EUR	3,000	3,607
ING Groep NV	5.000%	2/20/2035	EUR	5,500	6,738
ING Groep NV	3.750%	9/3/2035	EUR	10,000	11,762
ING Groep NV	4.125%	5/20/2036	EUR	12,000	14,242

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
JDE Peet's NV	0.625%	2/9/2028	EUR	8,300	9,168
JDE Peet's NV	0.500%	1/16/2029	EUR	10,500	11,230
JDE Peet's NV	4.125%	1/23/2030	EUR	5,000	6,000
JDE Peet's NV	1.125%	6/16/2033	EUR	8,000	7,719
JDE Peet's NV	4.500%	1/23/2034	EUR	6,300	7,622
Knab NV	0.750%	6/27/2059	EUR	1,300	1,460
Koninklijke Ahold Delhaize NV	1.750%	4/2/2027	EUR	5,000	5,723
Koninklijke Ahold Delhaize NV	0.375%	3/18/2030	EUR	4,000	4,194
Koninklijke Ahold Delhaize NV	3.875%	3/11/2036	EUR	7,000	8,285
Koninklijke KPN NV	5.750%	9/17/2029	GBP	3,944	5,437
Koninklijke KPN NV	3.875%	7/3/2031	EUR	2,500	3,009
Koninklijke KPN NV	0.875%	12/14/2032	EUR	13,900	13,647
Koninklijke KPN NV	0.875%	11/15/2033	EUR	1,800	1,715
Koninklijke KPN NV	3.875%	2/16/2036	EUR	11,000	12,929
Koninklijke Philips NV	1.375%	5/2/2028	EUR	3,775	4,243
Koninklijke Philips NV	2.000%	3/30/2030	EUR	4,913	5,475
Louis Dreyfus Co. Finance BV	1.625%	4/28/2028	EUR	2,100	2,360
Nationale-Nederlanden Bank NV	0.500%	9/21/2028	EUR	9,000	9,805
Nationale-Nederlanden Bank NV	0.375%	3/4/2041	EUR	10,000	7,223
Nederlandse Gasunie NV	0.375%	10/3/2031	EUR	1,455	1,443
Nederlandse Gasunie NV	3.500%	4/23/2035	EUR	6,000	6,960
NIBC Bank NV	0.500%	3/19/2027	EUR	7,600	8,558
NIBC Bank NV	1.000%	9/11/2028	EUR	2,500	2,763
NIBC Bank NV	0.010%	10/15/2029	EUR	5,000	5,207
NIBC Bank NV	0.125%	4/21/2031	EUR	23,000	22,935
NN Group NV	1.625%	6/1/2027	EUR	3,100	3,528
NN Group NV	5.250%	3/1/2043	EUR	3,800	4,756
NN Group NV	6.000%	11/3/2043	EUR	7,500	9,799
NN Group NV	4.625%	1/13/2048	EUR	6,591	7,851
Royal Schiphol Group NV	2.000%	4/6/2029	EUR	17,546	19,794
Royal Schiphol Group NV	0.875%	9/8/2032	EUR	5,000	4,999
Sandoz Finance BV	4.500%	11/17/2033	EUR	2,500	3,092
Sandoz Finance BV	4.000%	3/26/2035	EUR	7,000	8,291
Stedin Holding NV	0.500%	11/14/2029	EUR	2,457	2,598
Stedin Holding NV	2.375%	6/3/2030	EUR	2,500	2,829
Tennet Netherlands BV	1.625%	11/17/2026	EUR	7,200	8,246
Tennet Netherlands BV	1.375%	6/5/2028	EUR	13,613	15,311
Tennet Netherlands BV	3.875%	10/28/2028	EUR	3,600	4,295
Tennet Netherlands BV	1.375%	6/26/2029	EUR	5,149	5,719
Tennet Netherlands BV	2.125%	11/17/2029	EUR	5,500	6,254
Tennet Netherlands BV	0.875%	6/3/2030	EUR	5,403	5,781
Tennet Netherlands BV	0.500%	6/9/2031	EUR	3,000	3,074
Tennet Netherlands BV	4.250%	4/28/2032	EUR	2,500	3,076
Tennet Netherlands BV	0.125%	11/30/2032	EUR	500	479
Tennet Netherlands BV	2.375%	5/17/2033	EUR	3,350	3,736
Tennet Netherlands BV	1.250%	10/24/2033	EUR	822	837
Tennet Netherlands BV	2.000%	6/5/2034	EUR	2,000	2,139
Tennet Netherlands BV	4.500%	10/28/2034	EUR	4,716	5,929
Tennet Netherlands BV	0.875%	6/16/2035	EUR	11,600	10,972
Tennet Netherlands BV	1.875%	6/13/2036	EUR	2,737	2,798
Tennet Netherlands BV	1.500%	6/3/2039	EUR	5,062	4,678
Tennet Netherlands BV	0.500%	11/30/2040	EUR	7,516	5,677
Tennet Netherlands BV	1.125%	6/9/2041	EUR	5,300	4,405
Tennet Netherlands BV	2.750%	5/17/2042	EUR	3,900	4,097
Tennet Netherlands BV	4.750%	10/28/2042	EUR	3,500	4,465
Universal Music Group NV	3.000%	6/30/2027	EUR	4,028	4,681
Universal Music Group NV	4.000%	6/13/2031	EUR	5,000	6,008
Vesteda Finance BV	1.500%	5/24/2027	EUR	1,906	2,160
Vesteda Finance BV	0.750%	10/18/2031	EUR	2,786	2,787
VIA Outlets BV	1.750%	11/15/2028	EUR	2,400	2,677
Wolters Kluwer NV	0.250%	3/30/2028	EUR	1,500	1,644
Wolters Kluwer NV	0.750%	7/3/2030	EUR	2,800	2,942
Wolters Kluwer NV	3.750%	4/3/2031	EUR	5,000	5,991
					1,210,610
New Zealand (0.1%)
ANZ New Zealand International Ltd.	0.200%	9/23/2027	EUR	16,876	18,682
ASB Bank Ltd.	4.500%	3/16/2027	EUR	8,000	9,472
ASB Bank Ltd.	0.500%	9/24/2029	EUR	2,500	2,648
ASB Bank Ltd.	0.250%	5/21/2031	EUR	34,362	34,387

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Contact Energy Ltd.	6.398%	11/21/2030	AUD	7,900	5,488
Fonterra Co-operative Group Ltd.	4.000%	11/2/2027	AUD	200	130
					70,807
Norway (0.3%)
Aker BP ASA	1.125%	5/12/2029	EUR	8,200	8,861
Aker BP ASA	4.000%	5/29/2032	EUR	4,000	4,707
Avinor A/S	0.750%	10/1/2030	EUR	8,000	8,336
DNB Bank ASA	0.375%	1/18/2028	EUR	200	225
DNB Bank ASA	4.500%	7/19/2028	EUR	26,500	31,613
DNB Bank ASA	0.250%	2/23/2029	EUR	12,000	13,123
DNB Bank ASA	4.000%	3/14/2029	EUR	19,000	22,643
DNB Bank ASA	4.625%	2/28/2033	EUR	8,000	9,568
DNB Bank ASA	5.000%	9/13/2033	EUR	10,000	12,142
DNB Boligkreditt A/S	0.010%	5/12/2028	EUR	27,000	29,433
DNB Boligkreditt A/S	2.625%	9/27/2029	EUR	11,700	13,563
DNB Boligkreditt A/S	2.625%	1/28/2030	EUR	5,000	5,790
Eika Boligkreditt A/S	0.010%	3/23/2028	EUR	9,057	9,885
Eika Boligkreditt A/S	3.250%	6/14/2033	EUR	2,500	2,959
Equinor ASA	0.750%	11/9/2026	EUR	6,953	7,892
Equinor ASA	1.250%	2/17/2027	EUR	14,481	16,459
Equinor ASA	6.125%	11/27/2028	GBP	4,302	5,960
Equinor ASA	6.875%	3/11/2031	GBP	3,477	5,101
Equinor ASA	1.375%	5/22/2032	EUR	12,567	13,069
Equinor ASA	1.625%	2/17/2035	EUR	4,501	4,464
Equinor ASA	1.625%	11/9/2036	EUR	1,004	954
Equinor ASA	4.250%	4/10/2041	GBP	2,293	2,650
Public Property Invest A/S	4.375%	10/1/2032	EUR	5,000	5,839
SpareBank 1 Boligkreditt A/S	0.125%	1/20/2028	EUR	29,000	31,918
SpareBank 1 Boligkreditt A/S	0.050%	11/3/2028	EUR	10,000	10,768
SpareBank 1 Boligkreditt A/S	0.125%	11/5/2029	EUR	15,013	15,763
SpareBank 1 Boligkreditt A/S	2.375%	2/13/2030	EUR	10,000	11,455
SpareBank 1 Boligkreditt A/S	3.000%	5/15/2034	EUR	20,000	23,215
SpareBank 1 SMN	0.010%	2/18/2028	EUR	9,017	9,832
SR-Boligkreditt A/S	1.625%	3/15/2028	EUR	28,840	32,769
SR-Boligkreditt A/S	1.000%	4/1/2029	EUR	8,950	9,841
Statkraft A/S	1.500%	3/26/2030	EUR	1,323	1,441
Statkraft A/S	3.500%	6/9/2033	EUR	2,000	2,349
Statkraft A/S	3.750%	3/22/2039	EUR	3,500	4,097
Statnett SF	1.250%	4/26/2030	EUR	5,597	6,014
Storebrand Livsforsikring A/S	1.875%	9/30/2051	EUR	4,321	4,506
Telenor ASA	1.125%	5/31/2029	EUR	6,614	7,240
Telenor ASA	0.625%	9/25/2031	EUR	2,500	2,525
Telenor ASA	0.875%	2/14/2035	EUR	5,000	4,645
Var Energi ASA	5.500%	5/4/2029	EUR	5,000	6,184
					419,798
Poland (0.0%)
ORLEN SA	1.125%	5/27/2028	EUR	1,000	1,105
ORLEN SA	4.750%	7/13/2030	EUR	3,420	4,193
					5,298
Portugal (0.1%)
Banco BPI SA	3.625%	7/4/2028	EUR	20,000	23,800
Banco Santander Totta SA	1.250%	9/26/2027	EUR	4,600	5,202
Banco Santander Totta SA	3.375%	4/19/2028	EUR	8,800	10,398
Banco Santander Totta SA	3.250%	2/15/2031	EUR	10,000	11,852
BCR-Brisa Concessao Rodoviaria SA	2.375%	5/10/2027	EUR	6,500	7,504
EDP Finance BV	1.500%	11/22/2027	EUR	1,398	1,586
EDP SA	1.625%	4/15/2027	EUR	8,200	9,361
EDP Servicios Financieros Espana SA	3.500%	7/16/2030	EUR	3,000	3,550
EDP Servicios Financieros Espana SA	4.375%	4/4/2032	EUR	25,000	30,775
Novo Banco SA	2.750%	2/4/2030	EUR	11,000	12,750
Novo Banco SA	3.375%	1/22/2031	EUR	9,800	11,453
Ren Finance BV	1.750%	1/18/2028	EUR	1,296	1,471
					129,702
Romania (0.0%)
NE Property BV	2.000%	1/20/2030	EUR	2,000	2,198
NE Property BV	4.250%	1/21/2032	EUR	2,500	2,987
					5,185

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Singapore (0.1%)
DBS Bank Ltd.	2.600%	3/31/2028	EUR	10,000	11,586
DBS Bank Ltd.	2.429%	1/3/2029	EUR	4,900	5,640
Temasek Financial I Ltd.	0.500%	11/20/2031	EUR	10,829	10,904
Temasek Financial I Ltd.	3.500%	2/15/2033	EUR	4,587	5,463
Temasek Financial I Ltd.	5.125%	7/26/2040	GBP	3,234	4,237
Temasek Financial I Ltd.	1.250%	11/20/2049	EUR	2,444	1,708
United Overseas Bank Ltd.	0.100%	5/25/2029	EUR	15,348	16,218
					55,756
Slovakia (0.0%)
Tatra Banka A/S	2.750%	10/9/2028	EUR	30,000	34,788
Tatra Banka A/S	2.875%	9/11/2031	EUR	10,000	11,541
					46,329
South Africa (0.0%)
Anglo American Capital plc	5.000%	3/15/2031	EUR	5,000	6,250
Anglo American Capital plc	4.750%	9/21/2032	EUR	6,500	8,057
					14,307
South Korea (0.0%)
SK Hynix Inc.	4.266%	2/14/2028	KRW	4,940,000	3,557
Spain (0.8%)
Abanca Corp. Bancaria SA	5.250%	9/14/2028	EUR	2,500	3,028
Abertis Infraestructuras SA	3.375%	11/27/2026	GBP	1,500	1,952
Abertis Infraestructuras SA	1.000%	2/27/2027	EUR	600	680
Abertis Infraestructuras SA	2.375%	9/27/2027	EUR	3,600	4,142
Abertis Infraestructuras SA	4.125%	1/31/2028	EUR	6,000	7,145
Abertis Infraestructuras SA	1.250%	2/7/2028	EUR	1,800	2,019
Abertis Infraestructuras SA	1.125%	3/26/2028	EUR	3,000	3,342
Abertis Infraestructuras SA	2.250%	3/29/2029	EUR	16,500	18,733
Abertis Infraestructuras SA	1.875%	3/26/2032	EUR	3,000	3,205
Acciona Energia Financiacion Filiales SA	3.750%	4/25/2030	EUR	2,500	2,974
Acciona Energia Financiacion Filiales SA	1.375%	1/26/2032	EUR	3,200	3,283
Amadeus IT Group SA	1.875%	9/24/2028	EUR	8,300	9,438
AYT Cedulas Cajas Global FTA	4.750%	5/25/2027	EUR	17,300	20,640
Banco Bilbao Vizcaya Argentaria SA	0.875%	11/22/2026	EUR	7,400	8,417
Banco Bilbao Vizcaya Argentaria SA	3.125%	7/17/2027	EUR	10,900	12,747
Banco Bilbao Vizcaya Argentaria SA	3.375%	9/20/2027	EUR	12,000	14,082
Banco Bilbao Vizcaya Argentaria SA	4.375%	10/14/2029	EUR	3,700	4,536
Banco Bilbao Vizcaya Argentaria SA	3.625%	6/7/2030	EUR	13,000	15,525
Banco Bilbao Vizcaya Argentaria SA	4.625%	1/13/2031	EUR	9,500	11,693
Banco Bilbao Vizcaya Argentaria SA	5.750%	9/15/2033	EUR	3,000	3,702
Banco Bilbao Vizcaya Argentaria SA	4.875%	2/8/2036	EUR	17,000	20,817
Banco de Sabadell SA	5.125%	11/10/2028	EUR	4,000	4,840
Banco de Sabadell SA	5.250%	2/7/2029	EUR	7,600	9,252
Banco de Sabadell SA	5.000%	6/7/2029	EUR	10,000	12,194
Banco de Sabadell SA	5.500%	9/8/2029	EUR	17,000	21,062
Banco de Sabadell SA	6.000%	8/16/2033	EUR	10,000	12,348
Banco Santander SA	0.500%	2/4/2027	EUR	4,500	5,073
Banco Santander SA	1.750%	2/17/2027	GBP	3,000	3,817
Banco Santander SA	4.625%	5/4/2027	EUR	900	1,075
Banco Santander SA	2.375%	9/8/2027	EUR	30,000	34,683
Banco Santander SA	3.875%	1/16/2028	EUR	5,000	5,938
Banco Santander SA	2.125%	2/8/2028	EUR	1,400	1,596
Banco Santander SA	0.200%	2/11/2028	EUR	7,300	8,006
Banco Santander SA	0.310%	6/9/2028	CHF	3,465	4,266
Banco Santander SA	1.125%	10/25/2028	EUR	2,500	2,783
Banco Santander SA	5.500%	6/11/2029	GBP	10,000	13,577
Banco Santander SA	2.375%	7/14/2029	EUR	5,000	5,694
Banco Santander SA	3.375%	1/11/2030	EUR	5,000	5,962
Banco Santander SA	5.125%	1/25/2030	GBP	5,000	6,740
Banco Santander SA	2.500%	5/13/2030	EUR	5,000	5,749
Banco Santander SA	4.250%	6/12/2030	EUR	10,000	12,217
Banco Santander SA	1.625%	10/22/2030	EUR	8,000	8,588
Banco Santander SA	5.375%	1/17/2031	GBP	5,000	6,809
Banco Santander SA	0.875%	5/9/2031	EUR	5,100	5,348
Banco Santander SA	4.875%	10/18/2031	EUR	22,000	27,727
Banco Santander SA	2.750%	9/8/2032	EUR	25,000	28,841
Banco Santander SA	3.500%	10/2/2032	EUR	14,000	16,411
Banco Santander SA	2.250%	10/4/2032	GBP	3,000	3,775

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Banco Santander SA	2.875%	7/14/2033	EUR	10,000	11,518
Banco Santander SA	5.750%	8/23/2033	EUR	17,500	21,486
Banco Santander SA	3.750%	1/9/2034	EUR	10,300	12,236
Banco Santander SA	4.125%	4/22/2034	EUR	8,000	9,738
Banco Santander SA	5.000%	4/22/2034	EUR	5,000	6,078
Banco Santander SA	2.000%	11/27/2034	EUR	5,700	6,081
Bankinter SA	0.625%	10/6/2027	EUR	3,500	3,899
Bankinter SA	1.250%	2/7/2028	EUR	100	113
Bankinter SA	4.375%	5/3/2030	EUR	4,000	4,852
Bankinter SA	4.875%	9/13/2031	EUR	2,000	2,501
CaixaBank SA	1.125%	11/12/2026	EUR	2,500	2,848
CaixaBank SA	1.250%	1/11/2027	EUR	200	228
CaixaBank SA	1.000%	1/17/2028	EUR	30,700	34,405
CaixaBank SA	3.500%	4/6/2028	GBP	8,000	10,387
CaixaBank SA	0.750%	5/26/2028	EUR	10,900	12,243
CaixaBank SA	0.500%	2/9/2029	EUR	1,500	1,652
CaixaBank SA	5.000%	7/19/2029	EUR	10,000	12,220
CaixaBank SA	3.750%	9/7/2029	EUR	4,000	4,788
CaixaBank SA	4.250%	9/6/2030	EUR	10,000	12,250
CaixaBank SA	5.375%	11/14/2030	EUR	8,000	10,095
CaixaBank SA	4.125%	2/9/2032	EUR	5,000	6,051
CaixaBank SA	1.625%	7/14/2032	EUR	5,000	5,325
CaixaBank SA	3.625%	9/19/2032	EUR	10,000	11,790
CaixaBank SA	6.250%	2/23/2033	EUR	2,500	3,075
CaixaBank SA	6.875%	10/25/2033	GBP	5,000	6,886
CaixaBank SA	4.375%	11/29/2033	EUR	10,000	12,478
CaixaBank SA	6.125%	5/30/2034	EUR	19,000	23,850
CaixaBank SA	5.125%	7/19/2034	EUR	2,000	2,564
CaixaBank SA	3.375%	6/26/2035	EUR	10,000	11,546
CaixaBank SA	4.125%	3/24/2036	EUR	2,350	2,911
Cajamar Caja Rural SCC	3.375%	7/25/2029	EUR	10,400	12,302
Cellnex Finance Co. SA	1.000%	9/15/2027	EUR	14,200	15,941
Cellnex Finance Co. SA	1.250%	1/15/2029	EUR	10,000	11,003
Cellnex Finance Co. SA	2.000%	9/15/2032	EUR	6,000	6,323
Cellnex Finance Co. SA	2.000%	2/15/2033	EUR	5,000	5,212
Cellnex Telecom SA	1.875%	6/26/2029	EUR	7,400	8,256
Cellnex Telecom SA	1.750%	10/23/2030	EUR	9,900	10,727
Cepsa Finance SA	0.750%	2/12/2028	EUR	3,000	3,309
Cepsa Finance SA	4.125%	4/11/2031	EUR	4,000	4,747
Colonial SFL Socimi SA	1.350%	10/14/2028	EUR	2,000	2,232
Colonial SFL Socimi SA	2.500%	11/28/2029	EUR	1,000	1,134
Criteria Caixa SA	0.875%	10/28/2027	EUR	3,300	3,684
El Corte Ingles SA	3.500%	7/24/2033	EUR	7,000	8,019
Enagas Financiaciones SA	1.375%	5/5/2028	EUR	100	112
Enagas Financiaciones SA	0.375%	11/5/2032	EUR	4,000	3,765
Enagas Financiaciones SA	3.625%	1/24/2034	EUR	800	934
FCC Aqualia SA	2.629%	6/8/2027	EUR	1,893	2,186
FCC Aqualia SA	3.750%	6/11/2032	EUR	7,000	8,152
Iberdrola Finanzas SA	3.125%	11/22/2028	EUR	6,000	7,042
Iberdrola Finanzas SA	1.621%	11/29/2029	EUR	2,100	2,332
Iberdrola Finanzas SA	1.375%	3/11/2032	EUR	3,100	3,258
Iberdrola Finanzas SA	3.375%	11/22/2032	EUR	7,500	8,810
Iberdrola Finanzas SA	3.625%	7/13/2033	EUR	4,000	4,751
Iberdrola Finanzas SA	3.625%	7/18/2034	EUR	6,000	7,096
Iberdrola Finanzas SA	5.870%	11/28/2034	AUD	5,000	3,402
Iberdrola Finanzas SA	1.575%	Perpetual	EUR	1,000	1,119
Iberdrola Finanzas SA	4.871%	Perpetual	EUR	10,000	12,175
Iberdrola Finanzas SA	4.875%	Perpetual	EUR	5,100	6,103
Iberdrola International BV	1.450%	Perpetual	EUR	6,000	6,790
Iberdrola International BV	1.825%	Perpetual	EUR	3,400	3,671
Iberdrola International BV	2.250%	Perpetual	EUR	14,800	16,416
Mapfre SA	4.375%	3/31/2047	EUR	2,600	3,054
Mapfre SA	4.125%	9/7/2048	EUR	3,600	4,244
Merlin Properties Socimi SA	1.875%	11/2/2026	EUR	7,000	8,022
Merlin Properties Socimi SA	2.375%	9/18/2029	EUR	2,000	2,267
Merlin Properties Socimi SA	1.375%	6/1/2030	EUR	5,200	5,578
Merlin Properties Socimi SA	1.875%	12/4/2034	EUR	3,000	2,989
Naturgy Finance Iberia SA	1.500%	1/29/2028	EUR	1,000	1,127
Naturgy Finance Iberia SA	0.750%	11/28/2029	EUR	3,200	3,410
Nortegas Energia Grupo SL	2.065%	9/28/2027	EUR	2,139	2,433

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Nortegas Energia Grupo SL	0.905%	1/22/2031	EUR	3,000	3,031
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	3/28/2027	EUR	4,200	4,967
Programa Cedulas TDA Fondo de Titulizacion de Activos	4.250%	4/10/2031	EUR	17,700	21,931
Red Electrica Financiaciones SA	1.250%	3/13/2027	EUR	1,200	1,365
Red Electrica Financiaciones SA	0.375%	7/24/2028	EUR	2,000	2,187
Redeia Corp. SA	3.375%	7/9/2032	EUR	6,100	7,095
Redexis Gas Finance BV	1.875%	4/27/2027	EUR	7,596	8,660
Repsol Europe Finance Sarl	0.375%	7/6/2029	EUR	7,000	7,418
Repsol Europe Finance Sarl	0.875%	7/6/2033	EUR	2,900	2,785
Repsol International Finance BV	2.250%	12/10/2026	EUR	5,000	5,760
Repsol International Finance BV	0.250%	8/2/2027	EUR	500	556
Repsol International Finance BV	2.500%	Perpetual	EUR	3,000	3,436
Repsol International Finance BV	4.247%	Perpetual	EUR	5,500	6,506
Santander Consumer Finance SA	0.500%	1/14/2027	EUR	10,700	12,073
Telefonica Emisiones SA	1.447%	1/22/2027	EUR	10,100	11,525
Telefonica Emisiones SA	2.318%	10/17/2028	EUR	400	458
Telefonica Emisiones SA	1.788%	3/12/2029	EUR	4,300	4,823
Telefonica Emisiones SA	5.445%	10/8/2029	GBP	2,850	3,853
Telefonica Emisiones SA	2.932%	10/17/2029	EUR	5,600	6,506
Telefonica Emisiones SA	0.664%	2/3/2030	EUR	5,900	6,228
Telefonica Emisiones SA	2.592%	5/25/2031	EUR	11,900	13,423
Telefonica Emisiones SA	1.807%	5/21/2032	EUR	3,900	4,112
Telefonica Emisiones SA	3.724%	1/23/2034	EUR	5,000	5,795
Telefonica Emisiones SA	1.864%	7/13/2040	EUR	3,900	3,360
Telefonica Europe BV	5.875%	2/14/2033	EUR	3,152	4,238
Unicaja Banco SA	5.125%	2/21/2029	EUR	5,500	6,679
Werfen SA	4.250%	5/3/2030	EUR	9,000	10,857
					1,106,319
Sweden (1.0%)
Akelius Residential Property Financing BV	1.125%	1/11/2029	EUR	4,005	4,341
Akelius Residential Property Financing BV	0.750%	2/22/2030	EUR	5,262	5,433
Alfa Laval Treasury International AB	1.375%	2/18/2029	EUR	1,100	1,217
Assa Abloy AB	3.875%	9/13/2030	EUR	5,385	6,482
Balder Finland OYJ	1.000%	1/20/2029	EUR	3,000	3,242
Balder Finland OYJ	1.375%	5/24/2030	EUR	1,071	1,128
Balder Finland OYJ	2.000%	1/18/2031	EUR	3,500	3,725
Castellum AB	4.125%	12/10/2030	EUR	2,382	2,824
Castellum Helsinki Finance Holding Abp	0.875%	9/17/2029	EUR	5,609	5,962
Danske Hypotek AB	3.500%	12/20/2028	SEK	250,000	27,151
Danske Hypotek AB	3.000%	12/18/2030	SEK	300,000	31,948
Ellevio AB	4.125%	3/7/2034	EUR	7,000	8,427
EQT AB	2.375%	4/6/2028	EUR	3,500	4,008
EQT AB	2.875%	4/6/2032	EUR	5,400	6,052
Essity AB	1.625%	3/30/2027	EUR	822	937
Essity AB	0.250%	2/8/2031	EUR	5,684	5,749
Fastighets AB Balder	1.125%	1/29/2027	EUR	3,300	3,735
Fastighets AB Balder	1.250%	1/28/2028	EUR	1,257	1,400
Heimstaden Bostad AB	3.750%	10/2/2030	EUR	6,000	6,964
Heimstaden Bostad Treasury BV	1.375%	3/3/2027	EUR	4,952	5,607
Heimstaden Bostad Treasury BV	1.000%	4/13/2028	EUR	13,933	15,334
Heimstaden Bostad Treasury BV	1.375%	7/24/2028	EUR	3,000	3,308
Investor AB	0.375%	10/29/2035	EUR	4,500	3,873
Investor AB	1.500%	6/20/2039	EUR	7,000	6,145
Lansforsakringar Hypotek AB	1.000%	9/15/2027	SEK	420,800	43,154
Lansforsakringar Hypotek AB	3.000%	9/19/2029	SEK	200,000	21,381
Lansforsakringar Hypotek AB	3.000%	9/23/2032	SEK	100,000	10,530
Molnlycke Holding AB	4.250%	9/8/2028	EUR	7,000	8,384
Molnlycke Holding AB	4.250%	6/11/2034	EUR	4,000	4,802
Nordea Hypotek AB	1.000%	6/16/2027	SEK	390,000	40,184
Nordea Hypotek AB	3.500%	9/20/2028	SEK	850,000	92,213
Nordea Hypotek AB	3.500%	10/26/2029	SEK	104,000	11,367
Nordea Hypotek AB	3.000%	11/26/2030	SEK	100,000	10,660
Sagax AB	4.375%	5/29/2030	EUR	2,285	2,751
Sagax AB	4.000%	3/13/2032	EUR	1,500	1,764
Sagax Euro Mtn NL BV	0.750%	1/26/2028	EUR	5,786	6,401
Sagax Euro Mtn NL BV	1.000%	5/17/2029	EUR	100	107
Sandvik AB	2.125%	6/7/2027	EUR	7,000	8,040
Securitas Treasury Ireland DAC	3.875%	2/23/2030	EUR	5,000	5,950
Skandinaviska Enskilda Banken AB	4.000%	11/9/2026	EUR	8,000	9,380

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Skandinaviska Enskilda Banken AB	1.750%	11/11/2026	EUR	5,000	5,738
Skandinaviska Enskilda Banken AB	0.500%	12/16/2026	SEK	180,000	18,478
Skandinaviska Enskilda Banken AB	0.375%	2/11/2027	EUR	3,359	3,778
Skandinaviska Enskilda Banken AB	4.125%	6/29/2027	EUR	5,000	5,933
Skandinaviska Enskilda Banken AB	0.750%	8/9/2027	EUR	11,000	12,321
Skandinaviska Enskilda Banken AB	0.750%	11/15/2027	EUR	597	668
Skandinaviska Enskilda Banken AB	3.750%	2/7/2028	EUR	2,000	2,367
Skandinaviska Enskilda Banken AB	3.250%	5/4/2028	EUR	3,500	4,124
Skandinaviska Enskilda Banken AB	3.875%	5/9/2028	EUR	23,000	27,434
Skandinaviska Enskilda Banken AB	0.375%	6/21/2028	EUR	5,000	5,443
Skandinaviska Enskilda Banken AB	3.000%	11/6/2028	SEK	576,000	60,773
Skandinaviska Enskilda Banken AB	0.625%	11/12/2029	EUR	4,913	5,198
Skandinaviska Enskilda Banken AB	1.000%	12/19/2029	SEK	26,000	2,564
Skandinaviska Enskilda Banken AB	3.375%	3/19/2030	EUR	10,000	11,756
Skandinaviska Enskilda Banken AB	3.000%	12/17/2030	SEK	250,000	26,641
Skandinaviska Enskilda Banken AB	3.125%	11/5/2031	EUR	4,000	4,627
Skandinaviska Enskilda Banken AB	5.000%	8/17/2033	EUR	4,600	5,587
Skandinaviska Enskilda Banken AB	3.500%	8/14/2035	EUR	10,000	11,588
SKF AB	0.250%	2/15/2031	EUR	2,845	3,024
Stadshypotek AB	1.000%	3/1/2027	SEK	268,000	27,675
Stadshypotek AB	0.750%	11/1/2027	EUR	3,459	3,873
Stadshypotek AB	2.500%	12/1/2027	SEK	584,000	61,467
Stadshypotek AB	2.000%	9/1/2028	SEK	50,000	5,185
Stadshypotek AB	4.000%	5/2/2029	SEK	500,000	55,060
Stadshypotek AB	2.500%	2/1/2030	SEK	300,000	31,367
Svenska Handelsbanken AB	0.125%	11/3/2026	EUR	13,603	15,360
Svenska Handelsbanken AB	3.375%	2/17/2028	EUR	6,000	7,063
Svenska Handelsbanken AB	1.375%	2/23/2029	EUR	13,500	14,932
Svenska Handelsbanken AB	2.625%	9/5/2029	EUR	5,000	5,778
Svenska Handelsbanken AB	0.500%	2/18/2030	EUR	4,913	5,139
Svenska Handelsbanken AB	4.625%	8/23/2032	GBP	4,000	5,258
Svenska Handelsbanken AB	3.750%	2/15/2034	EUR	8,000	9,559
Svenska Handelsbanken AB	5.000%	8/16/2034	EUR	1,176	1,443
Sveriges Sakerstallda Obligationer AB	0.875%	3/29/2027	EUR	382	433
Sveriges Sakerstallda Obligationer AB	0.250%	6/9/2027	SEK	300,000	30,480
Sveriges Sakerstallda Obligationer AB	0.010%	3/14/2030	EUR	2,500	2,584
Sveriges Sakerstallda Obligationer AB	1.750%	2/10/2032	EUR	36,000	39,153
Sveriges Sakerstallda Obligationer AB	0.750%	6/9/2032	SEK	300,000	27,533
Swedbank AB	0.250%	11/2/2026	EUR	16,767	18,960
Swedbank AB	1.300%	2/17/2027	EUR	10,000	11,378
Swedbank AB	1.375%	12/8/2027	GBP	6,100	7,772
Swedbank AB	0.200%	1/12/2028	EUR	16,759	18,406
Swedbank AB	4.125%	11/13/2028	EUR	10,000	12,075
Swedbank AB	2.875%	2/8/2030	EUR	20,000	23,233
Swedbank AB	3.375%	5/29/2030	EUR	5,500	6,537
Swedbank AB	3.625%	8/23/2032	EUR	16,500	19,295
Swedbank AB	7.272%	11/15/2032	GBP	3,000	4,139
Swedbank AB	3.500%	8/19/2035	EUR	8,000	9,284
Swedbank Hypotek AB	1.375%	5/31/2027	EUR	16,800	19,129
Swedbank Hypotek AB	3.000%	3/15/2028	SEK	200,000	21,269
Swedbank Hypotek AB	3.125%	7/5/2028	EUR	20,000	23,513
Swedbank Hypotek AB	3.000%	3/28/2029	SEK	1,054,500	111,857
Tele2 AB	2.125%	5/15/2028	EUR	1,508	1,718
Tele2 AB	3.750%	11/22/2029	EUR	2,000	2,381
Telefonaktiebolaget LM Ericsson	1.000%	5/26/2029	EUR	3,800	4,094
Telia Co. AB	0.125%	11/27/2030	EUR	5,255	5,288
Telia Co. AB	3.625%	2/22/2032	EUR	3,630	4,322
Telia Co. AB	2.125%	2/20/2034	EUR	5,961	6,278
Telia Co. AB	1.625%	2/23/2035	EUR	1,100	1,092
Telia Co. AB	2.750%	6/30/2083	EUR	2,000	2,303
Vattenfall AB	6.875%	4/15/2039	GBP	6,457	9,494
Volvo Treasury AB	2.000%	8/19/2027	EUR	7,600	8,695
					1,361,956
Switzerland (1.2%)
ABB Finance BV	0.000%	1/19/2030	EUR	12,151	12,514
ABB Finance BV	3.375%	1/16/2031	EUR	9,500	11,211
Adecco Group AG	2.378%	11/17/2027	CHF	2,125	2,729
Adecco International Financial Services BV	0.125%	9/21/2028	EUR	7,500	8,078
Argentum Netherlands BV for Givaudan SA	2.000%	9/17/2030	EUR	7,600	8,389

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Argentum Netherlands BV for Zurich Insurance Co. Ltd.	2.750%	2/19/2049	EUR	1,004	1,141
Basellandschaftliche Kantonalbank	0.375%	5/13/2030	CHF	2,455	3,027
Basler Kantonalbank	0.300%	6/22/2027	CHF	2,210	2,746
Cloverie plc for Zurich Insurance Co. Ltd.	1.500%	12/15/2028	EUR	5,000	5,582
ELM BV for Helvetia Schweizerische Versicherungsgesellschaft AG	3.375%	9/29/2047	EUR	3,108	3,595
ELM BV for Julius Baer Group Ltd.	3.875%	9/13/2029	EUR	6,000	7,105
Firmenich Productions Participations SAS	1.750%	4/30/2030	EUR	4,913	5,406
Givaudan Finance Europe BV	1.000%	4/22/2027	EUR	4,913	5,562
Givaudan Finance Europe BV	1.625%	4/22/2032	EUR	4,000	4,215
Helvetia Europe SA	2.750%	9/30/2041	EUR	6,257	6,856
Holcim Finance Luxembourg SA	0.500%	11/29/2026	EUR	1,786	2,019
Holcim Finance Luxembourg SA	0.125%	7/19/2027	EUR	3,000	3,332
Holcim Finance Luxembourg SA	2.250%	5/26/2028	EUR	4,712	5,386
Holcim Finance Luxembourg SA	1.750%	8/29/2029	EUR	5,000	5,572
Holcim Finance Luxembourg SA	0.500%	9/3/2030	EUR	1,249	1,289
Holcim Finance Luxembourg SA	0.500%	4/23/2031	EUR	13,369	13,475
Holcim Finance Luxembourg SA	0.625%	1/19/2033	EUR	4,300	4,136
Holcim Sterling Finance Netherlands BV	3.000%	5/12/2032	GBP	1,282	1,514
Holcim Sterling Finance Netherlands BV	2.250%	4/4/2034	GBP	1,100	1,171
IWG US Finance LLC	6.500%	6/28/2030	EUR	3,000	3,796
Lonza Finance International NV	3.875%	4/24/2036	EUR	7,000	8,215
Luzerner Kantonalbank AG	0.125%	11/25/2032	CHF	700	838
Luzerner Kantonalbank AG	2.000%	11/19/2038	CHF	17,000	23,829
Nestle Capital Markets SA	1.875%	6/28/2029	CHF	5,000	6,531
Nestle Capital Markets SA	2.000%	6/28/2033	CHF	2,000	2,708
Nestle Capital Markets SA	2.500%	7/14/2034	CHF	4,900	6,903
Nestle Capital Markets SA	2.125%	6/28/2038	CHF	7,000	9,777
Nestle Capital Markets SA	1.750%	5/30/2040	CHF	2,500	3,339
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.750%	12/15/2026	CHF	1,475	1,887
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	1/18/2027	CHF	10,080	12,540
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.500%	2/16/2027	CHF	985	1,261
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	4/27/2027	CHF	7,500	9,501
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	5/12/2027	CHF	12,250	15,257
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/12/2027	CHF	10,000	12,441
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	1/21/2028	CHF	5,000	6,390
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	5/5/2028	CHF	3,920	4,906
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/10/2028	CHF	2,455	3,063
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	9/6/2028	CHF	13,720	16,990
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	10/9/2028	CHF	7,355	9,237
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.125%	12/1/2028	CHF	15,000	19,709
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	1/22/2029	CHF	29,435	36,841
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	5/8/2029	CHF	3,680	4,544
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/15/2029	CHF	7,355	9,203
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	9/20/2029	CHF	985	1,274
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	10/26/2029	CHF	46,990	57,607
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.000%	2/26/2030	CHF	43,885	53,641
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	4/15/2030	CHF	4,900	6,062
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	7/3/2030	CHF	985	1,295
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.625%	2/14/2031	CHF	25,000	34,614
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	3/19/2031	CHF	15,000	18,327
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	5/16/2031	CHF	1,720	2,160
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	6/20/2031	CHF	20,000	24,420
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	7/15/2031	CHF	4,535	5,527
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	9/15/2031	CHF	13,275	17,846
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	12/19/2031	CHF	7,490	9,120
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.375%	4/9/2032	CHF	12,500	16,356
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	5/12/2032	CHF	3,680	4,720
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	8/13/2032	CHF	5,000	6,923
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.125%	11/19/2032	CHF	4,140	4,996
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	4/25/2033	CHF	12,455	15,567
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	8/2/2033	CHF	8,575	11,387
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	9/6/2033	CHF	5,000	6,650
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.750%	11/28/2034	CHF	12,500	15,664
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/25/2035	CHF	10,000	12,380
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	5/7/2035	CHF	985	1,247
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	10/5/2035	CHF	2,455	2,991
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/14/2036	CHF	1,990	2,344
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.625%	1/23/2037	CHF	1,965	2,403
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.875%	6/25/2037	CHF	2,700	3,389
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.250%	9/25/2037	CHF	10,000	14,468

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Pfandbriefbank schweizerischer Hypothekarinstitute AG	2.000%	4/2/2038	CHF	15,000	21,287
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	8/4/2038	CHF	1,400	1,619
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.625%	1/28/2039	CHF	7,500	10,276
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.375%	7/8/2039	CHF	4,065	4,723
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	2/14/2040	CHF	5,000	6,728
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.500%	12/5/2040	CHF	2,455	3,308
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	3/15/2041	CHF	17,780	20,017
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.500%	6/17/2041	CHF	4,045	4,716
Pfandbriefbank schweizerischer Hypothekarinstitute AG	0.250%	10/6/2042	CHF	4,900	5,432
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.000%	1/25/2045	CHF	5,000	6,256
Pfandbriefbank schweizerischer Hypothekarinstitute AG	1.875%	6/24/2050	CHF	7,500	11,173
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.050%	11/6/2026	CHF	4,900	6,081
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.375%	12/7/2026	CHF	13,500	16,822
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	1/27/2027	CHF	27,520	34,116
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.375%	3/19/2027	CHF	3,920	4,950
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.250%	2/11/2028	CHF	1,365	1,698
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/13/2028	CHF	15,025	18,577
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.625%	4/17/2028	CHF	7,500	9,641
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.000%	9/22/2028	CHF	2,455	3,116
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	4/9/2029	CHF	12,315	15,309
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.500%	5/21/2029	CHF	23,740	30,738
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.625%	7/16/2029	CHF	11,760	14,784
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	10/12/2029	CHF	22,000	27,533
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	4/30/2030	CHF	2,455	3,069
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	7/19/2030	CHF	14,640	17,867
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	9/20/2030	CHF	8,575	10,717
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.550%	1/29/2031	CHF	4,655	5,826
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.300%	6/6/2031	CHF	3,680	4,536
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	9/2/2031	CHF	15,230	18,559
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	2/20/2032	CHF	14,000	17,410
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.125%	4/23/2032	CHF	25,000	30,315
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.650%	2/15/2033	CHF	4,900	6,132
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	3/18/2033	CHF	7,500	8,937
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.500%	5/15/2034	CHF	2,945	3,622
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	2.200%	10/4/2034	CHF	4,665	6,577
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	6/12/2035	CHF	19,000	22,531
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.200%	7/13/2035	CHF	7,355	8,701
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.600%	12/11/2035	CHF	16,370	20,108
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.000%	2/15/2036	CHF	5,035	5,806
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.850%	4/2/2037	CHF	10,000	13,905
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.850%	7/19/2038	CHF	7,500	10,478
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.700%	3/4/2039	CHF	2,455	2,996
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	0.020%	1/30/2040	CHF	5,000	5,501
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.050%	10/31/2044	CHF	14,000	17,652
Pfandbriefzentrale der schweizerischen Kantonalbanken AG	1.150%	1/24/2046	CHF	7,000	9,007
Richemont International Holding SA	1.500%	3/26/2030	EUR	9,000	9,861
Richemont International Holding SA	1.125%	5/26/2032	EUR	3,684	3,808
Richemont International Holding SA	2.000%	3/26/2038	EUR	7,550	7,346
Richemont International Holding SA	1.625%	5/26/2040	EUR	7,913	6,953
Sandoz Group AG	2.125%	11/17/2026	CHF	3,700	4,668
Sika Capital BV	3.750%	5/3/2030	EUR	11,000	13,167
Swiss Life Finance I AG	3.250%	8/31/2029	EUR	10,500	12,291
Swiss Life Finance I AG	0.500%	9/15/2031	EUR	5,750	5,658
Swiss Life Finance I AG	3.750%	3/24/2035	EUR	2,000	2,343
Swisscom Finance BV	3.500%	11/29/2031	EUR	9,500	11,272
Swisscom Finance BV	3.625%	11/29/2036	EUR	8,000	9,365
Swisscom Finance BV	3.875%	5/29/2044	EUR	2,500	2,809
Tyco Electronics Group SA	2.500%	5/6/2028	EUR	8,000	9,236
Tyco Electronics Group SA	0.000%	2/16/2029	EUR	2,756	2,929
Tyco Electronics Group SA	3.250%	1/31/2033	EUR	4,223	4,871
UBS AG	0.250%	9/1/2028	EUR	10,000	10,823
UBS AG	0.500%	3/31/2031	EUR	13,200	13,459
UBS Group AG	0.650%	1/14/2028	EUR	17,725	19,994
UBS Group AG	2.250%	6/9/2028	GBP	8,521	10,845
UBS Group AG	0.250%	11/5/2028	EUR	10,959	12,074
UBS Group AG	7.750%	3/1/2029	EUR	18,000	23,099
UBS Group AG	0.650%	9/10/2029	EUR	7,241	7,711
UBS Group AG	2.125%	11/15/2029	GBP	500	615
UBS Group AG	4.375%	1/11/2031	EUR	4,000	4,868
UBS Group AG	0.875%	11/3/2031	EUR	12,176	12,350

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
UBS Group AG	4.750%	3/17/2032	EUR	13,000	16,182
UBS Group AG	2.875%	4/2/2032	EUR	23,000	26,176
UBS Group AG	0.625%	1/18/2033	EUR	22,900	21,879
UBS Group AG	0.625%	2/24/2033	EUR	3,000	2,860
UBS Group AG	4.125%	6/9/2033	EUR	12,000	14,493
UBS Group AG	7.375%	9/7/2033	GBP	4,500	6,736
UBS Group AG	3.250%	2/12/2034	EUR	8,000	9,147
UBS Group AG	3.757%	8/11/2036	EUR	8,000	9,348
UBS Switzerland AG	3.146%	6/21/2031	EUR	11,000	12,878
Zuercher Kantonalbank	0.300%	1/25/2028	CHF	10,000	12,422
Zuercher Kantonalbank	0.100%	3/31/2031	CHF	5,000	6,060
Zuercher Kantonalbank	0.000%	1/21/2033	CHF	3,000	3,552
Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/2039	EUR	7,369	6,836
Zurich Finance Ireland Designated Activity Co.	5.125%	11/23/2052	GBP	4,000	5,221
					1,614,491
United Arab Emirates (0.0%)
DP World Ltd.	4.250%	9/25/2030	GBP	1,004	1,281
Emirates NBD Bank PJSC	4.750%	2/9/2028	AUD	1,530	1,005
Emirates NBD Bank PJSC	3.050%	2/26/2030	AUD	1,130	689
Emirates Telecommunications Group Co. PJSC	0.375%	5/17/2028	EUR	2,265	2,466
MDGH GMTN RSC Ltd.	1.000%	3/10/2034	EUR	2,000	1,880
					7,321
United Kingdom (2.0%)
3i Group plc	5.750%	12/3/2032	GBP	2,439	3,367
3i Group plc	3.750%	6/5/2040	GBP	1,300	1,376
AA Bond Co. Ltd.	3.250%	7/31/2050	GBP	500	624
AA Bond Co. Ltd.	5.500%	7/31/2050	GBP	500	664
AA Bond Co. Ltd.	8.450%	7/31/2050	GBP	4,000	5,603
Affinity Sutton Capital Markets plc	5.981%	9/17/2038	GBP	1,000	1,367
Affinity Sutton Capital Markets plc	4.250%	10/8/2042	GBP	777	853
Affinity Water Finance plc	4.500%	3/31/2036	GBP	2,231	2,692
Affordable Housing Finance plc	3.800%	5/20/2044	GBP	2,457	2,724
Affordable Housing Finance plc	2.893%	8/11/2045	GBP	1,307	1,246
Amplius Living	5.125%	8/2/2038	GBP	912	1,138
Amplius Living	3.250%	5/15/2043	GBP	2,603	2,428
Anchor Hanover Group	2.000%	7/21/2051	GBP	4,491	2,854
Anglian Water Services Financing plc	2.625%	6/15/2027	GBP	14,425	18,364
Anglian Water Services Financing plc	4.500%	10/5/2027	GBP	1,360	1,783
Anglian Water Services Financing plc	6.625%	1/15/2029	GBP	242	336
Anglian Water Services Financing plc	4.525%	8/26/2032	CAD	1,500	1,061
Anglian Water Services Financing plc	6.000%	6/20/2039	GBP	4,561	5,931
Anglian Water Services Financing plc	5.750%	6/7/2043	GBP	2,500	3,062
Arqiva Financing plc	4.882%	12/31/2032	GBP	989	1,290
Artesian Finance II plc	6.000%	9/30/2033	GBP	1,495	2,037
Aspire Defence Finance plc	4.674%	3/31/2040	GBP	2,654	3,344
Aspire Defence Finance plc	4.674%	3/31/2040	GBP	1,254	1,580
Assura Financing plc	1.625%	6/30/2033	GBP	1,100	1,114
Aster Treasury plc	1.405%	1/27/2036	GBP	2,000	1,836
Aster Treasury plc	4.500%	12/18/2043	GBP	1,319	1,500
Astrazeneca Finance LLC	3.121%	8/5/2030	EUR	5,200	6,104
AstraZeneca plc	0.375%	6/3/2029	EUR	17,500	18,724
AstraZeneca plc	5.750%	11/13/2031	GBP	1,956	2,772
Aviva plc	1.875%	11/13/2027	EUR	4,906	5,594
Aviva plc	4.000%	10/2/2030	CAD	1,537	1,098
Aviva plc	4.000%	6/5/2032	GBP	1,000	1,230
Aviva plc	4.375%	9/12/2049	GBP	1,453	1,870
Aviva plc	6.875%	11/27/2053	GBP	2,300	3,248
Aviva plc	6.125%	9/12/2054	GBP	2,400	3,214
Aviva plc	6.875%	5/20/2058	GBP	2,623	3,608
Babcock International Group plc	1.375%	9/13/2027	EUR	217	245
Barclays plc	3.250%	2/12/2027	GBP	4,131	5,356
Barclays plc	0.877%	1/28/2028	EUR	9,200	10,397
Barclays plc	4.000%	6/26/2029	AUD	1,000	637
Barclays plc	0.577%	8/9/2029	EUR	16,052	17,462
Barclays plc	6.369%	1/31/2031	GBP	8,000	11,106
Barclays plc	1.106%	5/12/2032	EUR	5,552	5,717
Barclays plc	5.746%	7/31/2032	GBP	9,000	12,228
Barclays plc	8.407%	11/14/2032	GBP	7,500	10,518
Barclays plc	3.250%	1/17/2033	GBP	5,100	5,914

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Barclays plc	4.506%	1/31/2033	EUR	17,000	20,831
	Barclays plc	5.262%	1/29/2034	EUR	8,000	10,258
	Barclays plc	5.851%	3/21/2035	GBP	7,000	9,490
	Barclays plc	4.347%	5/8/2035	EUR	12,000	14,586
	Barclays plc	6.158%	5/28/2035	AUD	2,910	1,965
	Barclays plc	4.973%	5/31/2036	EUR	7,000	8,555
	BAT International Finance plc	1.250%	3/13/2027	EUR	801	909
	BAT International Finance plc	2.250%	6/26/2028	GBP	13,500	16,794
	BAT International Finance plc	2.250%	1/16/2030	EUR	8,823	9,891
	BAT International Finance plc	4.125%	4/12/2032	EUR	9,500	11,370
	BAT International Finance plc	6.000%	11/24/2034	GBP	2,313	3,182
	BAT International Finance plc	5.750%	7/5/2040	GBP	1,414	1,808
	BAT International Finance plc	2.000%	3/13/2045	EUR	440	361
	BAT Netherlands Finance BV	3.125%	4/7/2028	EUR	8,923	10,415
	BAT Netherlands Finance BV	5.375%	2/16/2031	EUR	2,000	2,539
	Bazalgette Finance plc	2.375%	11/29/2027	GBP	1,392	1,751
	Beyond Housing Ltd.	2.125%	5/17/2051	GBP	1,981	1,311
	Blend Funding plc	5.260%	6/11/2032	GBP	3,683	4,950
	Blend Funding plc	3.459%	9/21/2049	GBP	9,500	8,805
	Blend Funding plc	2.922%	4/5/2056	GBP	5,071	3,949
	BPHA Finance plc	4.816%	4/11/2044	GBP	987	1,155
	British American Tobacco plc	3.750%	Perpetual	EUR	9,800	11,252
	British Land Co. plc	2.375%	9/14/2029	GBP	913	1,106
	British Telecommunications plc	1.500%	6/23/2027	EUR	10,113	11,497
	British Telecommunications plc	5.750%	12/7/2028	GBP	474	653
	British Telecommunications plc	1.125%	9/12/2029	EUR	3,000	3,267
	British Telecommunications plc	3.125%	11/21/2031	GBP	800	968
	British Telecommunications plc	3.375%	8/30/2032	EUR	1,500	1,747
	British Telecommunications plc	4.250%	1/6/2033	EUR	3,000	3,660
	British Telecommunications plc	3.875%	1/20/2034	EUR	10,000	11,862
	British Telecommunications plc	6.375%	6/23/2037	GBP	5,085	7,133
	British Telecommunications plc	5.750%	2/13/2041	GBP	2,000	2,572
	British Telecommunications plc	5.625%	12/3/2041	GBP	3,000	3,801
[2]	Broadgate Financing plc	4.999%	10/5/2033	GBP	2,599	3,402
	Bromford Flagship Ltd.	3.125%	5/3/2048	GBP	957	839
	BUPA Finance plc	5.000%	12/8/2026	GBP	2,501	3,296
	Cadent Finance plc	2.125%	9/22/2028	GBP	5,323	6,588
	Cadent Finance plc	0.750%	3/11/2032	EUR	857	842
	Cadent Finance plc	2.250%	10/10/2035	GBP	8,078	8,018
	Cadent Finance plc	2.625%	9/22/2038	GBP	1,990	1,867
	Cadent Finance plc	3.125%	3/21/2040	GBP	3,553	3,425
	Cadent Finance plc	2.750%	9/22/2046	GBP	502	403
[2]	Canary Wharf Finance II plc	5.952%	10/22/2037	GBP	338	465
	Cardiff University	3.000%	12/7/2055	GBP	1,004	800
	Catalyst Housing Ltd.	3.125%	10/31/2047	GBP	1,491	1,259
	CCEP Finance Ireland DAC	0.500%	9/6/2029	EUR	4,062	4,323
	CCEP Finance Ireland DAC	0.875%	5/6/2033	EUR	22,276	21,775
	CCEP Finance Ireland DAC	1.500%	5/6/2041	EUR	5,296	4,435
	Centrica plc	4.375%	3/13/2029	GBP	3,324	4,369
	Centrica plc	7.000%	9/19/2033	GBP	2,455	3,600
	Centrica plc	4.250%	9/12/2044	GBP	6,567	6,902
	Chancellor Masters & Scholars of The University of Cambridge	3.750%	10/17/2052	GBP	406	410
	Chancellor Masters & Scholars of The University of Cambridge	2.350%	6/27/2078	GBP	1,452	928
	Channel Link Enterprises Finance plc	3.043%	6/30/2050	GBP	3,336	4,084
	Church Commissioners for England	3.625%	7/14/2052	GBP	2,000	1,926
	Circle Anglia Social Housing plc	7.250%	11/12/2038	GBP	2,390	3,623
	Circle Anglia Social Housing plc	5.200%	3/2/2044	GBP	1,000	1,213
	Citizen Treasury plc	3.250%	10/20/2048	GBP	4,322	3,764
	CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/2030	EUR	200	221
	CK Hutchison Europe Finance 21 Ltd.	0.750%	11/2/2029	EUR	3,200	3,385
	CK Hutchison Europe Finance 21 Ltd.	1.000%	11/2/2033	EUR	3,100	3,001
	CK Hutchison Finance 16 Ltd.	2.000%	4/6/2028	EUR	100	114
	CK Hutchison Group Telecom Finance SA	2.000%	10/17/2027	GBP	5,457	6,832
	CK Hutchison Group Telecom Finance SA	1.125%	10/17/2028	EUR	100	110
	CK Hutchison Group Telecom Finance SA	1.500%	10/17/2031	EUR	7,867	8,168
	CK Hutchison Group Telecom Finance SA	2.625%	10/17/2034	GBP	1,591	1,624
	Clarion Funding plc	2.625%	1/18/2029	GBP	802	997
	Clarion Funding plc	1.250%	11/13/2032	GBP	2,900	2,999
	Clarion Funding plc	1.875%	1/22/2035	GBP	3,000	2,983
	Clarion Funding plc	5.375%	5/30/2057	GBP	1,191	1,438

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Close Brothers Finance plc	1.625%	12/3/2030	GBP	5,000	5,531
	Coca-Cola Europacific Partners plc	1.750%	5/26/2028	EUR	2,547	2,886
	Coca-Cola Europacific Partners plc	0.200%	12/2/2028	EUR	6,684	7,179
	Coca-Cola Europacific Partners plc	1.875%	3/18/2030	EUR	2,500	2,780
	Coca-Cola Europacific Partners plc	0.700%	9/12/2031	EUR	4,136	4,207
	Compass Group Finance Netherlands BV	1.500%	9/5/2028	EUR	4,000	4,505
	Compass Group plc	2.000%	7/3/2029	GBP	3,072	3,753
	Compass Group plc	3.250%	2/6/2031	EUR	5,000	5,864
[2]	Connect Plus M25 Issuer plc	2.607%	3/31/2039	GBP	993	1,093
	Coventry Building Society	2.000%	12/20/2030	GBP	2,062	2,384
	CPUK Finance Ltd.	5.876%	8/28/2027	GBP	1,000	1,342
[2,4]	CTRL Section 1 Finance plc	5.234%	5/2/2035	GBP	100	135
	Dali Capital plc	4.799%	12/21/2037	GBP	200	241
	Derby Healthcare plc	5.564%	6/30/2041	GBP	1,478	1,926
	Derwent London plc	1.875%	11/17/2031	GBP	1,400	1,548
	Diageo Capital BV	0.125%	9/28/2028	EUR	700	756
	Diageo Finance plc	2.875%	3/27/2029	GBP	5,000	6,326
	Diageo Finance plc	2.500%	3/27/2032	EUR	8,569	9,538
	Diageo Finance plc	1.250%	3/28/2033	GBP	2,459	2,606
	Diageo Finance plc	3.375%	8/30/2035	EUR	5,000	5,708
	Diageo Finance plc	2.750%	6/8/2038	GBP	11,000	11,133
	DS Smith plc	4.500%	7/27/2030	EUR	5,000	6,115
	DWR Cymru Financing UK plc	6.015%	3/31/2028	GBP	125	170
	DWR Cymru Financing UK plc	1.375%	3/31/2033	GBP	5,500	5,541
	DWR Cymru Financing UK plc	2.375%	3/31/2034	GBP	5,182	5,153
	DWR Cymru Financing UK plc	2.500%	3/31/2036	GBP	1,217	1,213
	Eastern Power Networks plc	2.125%	11/25/2033	GBP	1,500	1,609
	Eastern Power Networks plc	1.875%	6/1/2035	GBP	2,000	1,992
	Eastern Power Networks plc	6.250%	11/12/2036	GBP	6,000	8,494
	Eastern Power Networks plc	5.375%	10/2/2039	GBP	5,000	6,461
	easyJet FinCo BV	1.875%	3/3/2028	EUR	7,000	7,950
	EMH Treasury plc	4.500%	1/29/2044	GBP	449	507
[2]	Eversholt Funding plc	6.697%	2/22/2035	GBP	613	860
[2]	Eversholt Funding plc	3.529%	8/7/2042	GBP	6,635	6,988
	FIL Ltd.	2.500%	11/4/2026	EUR	1,337	1,542
	Flagship Finance plc	1.875%	7/14/2061	GBP	1,254	675
	Futures Treasury plc	3.375%	2/8/2044	GBP	1,306	1,256
	Gatwick Funding Ltd.	2.500%	4/15/2032	GBP	6,200	7,494
	Gatwick Funding Ltd.	3.875%	6/24/2035	EUR	12,000	13,951
	Gatwick Funding Ltd.	3.625%	10/16/2035	EUR	6,000	6,973
	Gatwick Funding Ltd.	5.750%	1/23/2039	GBP	4,052	5,386
	Gatwick Funding Ltd.	3.125%	9/28/2041	GBP	2,141	2,102
	Gatwick Funding Ltd.	3.250%	2/26/2050	GBP	2,100	1,815
	Genfinance II plc	6.064%	12/21/2039	GBP	2,863	3,851
	GlaxoSmithKline Capital plc	3.375%	12/20/2027	GBP	1,860	2,415
	GlaxoSmithKline Capital plc	1.250%	10/12/2028	GBP	12,276	14,939
	GlaxoSmithKline Capital plc	1.375%	9/12/2029	EUR	7,000	7,712
	GlaxoSmithKline Capital plc	1.750%	5/21/2030	EUR	7,302	8,088
	GlaxoSmithKline Capital plc	5.250%	12/19/2033	GBP	1,579	2,178
	GlaxoSmithKline Capital plc	1.625%	5/12/2035	GBP	15,189	15,002
	GlaxoSmithKline Capital plc	6.375%	3/9/2039	GBP	567	815
	GlaxoSmithKline Capital plc	5.250%	4/10/2042	GBP	2,116	2,698
	GlaxoSmithKline Capital plc	4.250%	12/18/2045	GBP	3,217	3,510
	Global Switch Finance BV	1.375%	10/7/2030	EUR	2,800	3,047
	Global Switch Holdings Ltd.	2.250%	5/31/2027	EUR	100	114
	Grainger plc	3.000%	7/3/2030	GBP	900	1,086
	Great Places Housing Group Ltd.	4.750%	10/22/2042	GBP	2,955	3,454
[2]	Great Rolling Stock Co. plc	6.875%	7/27/2035	GBP	118	168
	Greene King Finance plc	5.318%	9/15/2031	GBP	159	211
	GSK Capital BV	3.125%	11/28/2032	EUR	14,000	16,275
	Guinness Partnership Ltd.	4.000%	10/24/2044	GBP	2,242	2,336
	Guinness Partnership Ltd.	2.000%	4/22/2055	GBP	100	61
	Hammerson Ireland Finance DAC	1.750%	6/3/2027	EUR	2,686	3,056
	Hammerson plc	5.875%	10/8/2036	GBP	3,400	4,480
	Heathrow Funding Ltd.	2.625%	3/16/2028	GBP	8,000	10,008
	Heathrow Funding Ltd.	6.750%	12/3/2028	GBP	2,888	3,884
	Heathrow Funding Ltd.	2.694%	10/13/2029	CAD	8,232	5,836
	Heathrow Funding Ltd.	2.750%	10/13/2031	GBP	2,457	3,018
	Heathrow Funding Ltd.	1.500%	2/11/2032	EUR	10,504	11,460
	Heathrow Funding Ltd.	1.125%	10/8/2032	EUR	19,400	20,445

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Heathrow Funding Ltd.	3.661%	1/13/2033	CAD	5,330	3,805
	Heathrow Funding Ltd.	6.450%	12/10/2033	GBP	1,527	2,166
	Heathrow Funding Ltd.	3.726%	4/13/2035	CAD	1,393	975
	Heathrow Funding Ltd.	1.875%	3/14/2036	EUR	1,696	1,715
	Heathrow Funding Ltd.	5.875%	5/13/2043	GBP	7,731	10,080
	Heathrow Funding Ltd.	4.625%	10/31/2048	GBP	1,228	1,331
	Heathrow Funding Ltd.	2.750%	8/9/2051	GBP	429	332
	Hexagon Housing Association Ltd.	3.625%	4/22/2048	GBP	900	826
	High Speed Rail Finance 1 plc	4.375%	11/1/2038	GBP	3,324	4,074
	Home Group Ltd.	3.125%	3/27/2043	GBP	1,004	928
[2]	Housing & Care 21	3.288%	11/8/2049	GBP	2,264	2,012
	HSBC Bank Capital Funding Sterling 1 LP	5.844%	Perpetual	GBP	62	85
	HSBC Bank plc	4.750%	3/24/2046	GBP	1,200	1,321
	HSBC Holdings plc	4.752%	3/10/2028	EUR	10,000	11,868
	HSBC Holdings plc	3.000%	7/22/2028	GBP	19,044	24,509
	HSBC Holdings plc	2.625%	8/16/2028	GBP	1,510	1,897
	HSBC Holdings plc	0.641%	9/24/2029	EUR	6,062	6,601
	HSBC Holdings plc	3.000%	5/29/2030	GBP	4,815	6,003
	HSBC Holdings plc	3.445%	9/25/2030	EUR	7,000	8,225
	HSBC Holdings plc	6.800%	9/14/2031	GBP	5,000	7,146
	HSBC Holdings plc	4.787%	3/10/2032	EUR	13,000	16,190
	HSBC Holdings plc	5.290%	9/16/2032	GBP	7,000	9,397
	HSBC Holdings plc	6.364%	11/16/2032	EUR	17,000	20,898
	HSBC Holdings plc	4.856%	5/23/2033	EUR	23,000	28,897
	HSBC Holdings plc	8.201%	11/16/2034	GBP	8,500	12,368
	HSBC Holdings plc	3.834%	9/25/2035	EUR	7,200	8,538
	HSBC Holdings plc	7.000%	4/7/2038	GBP	5,950	8,455
	HSBC Holdings plc	6.000%	3/29/2040	GBP	3,752	4,896
	Hyde Housing Association Ltd.	5.125%	7/23/2040	GBP	54	68
	Hyde Housing Association Ltd.	1.750%	8/18/2055	GBP	4,920	2,721
	ICG plc	1.625%	2/17/2027	EUR	3,600	4,091
	ICG plc	2.500%	1/28/2030	EUR	1,762	1,943
	IG Group Holdings plc	3.125%	11/18/2028	GBP	2,000	2,501
	IHG Finance LLC	3.625%	9/27/2031	EUR	10,000	11,686
	Imperial Brands Finance Netherlands BV	5.250%	2/15/2031	EUR	4,200	5,278
	Imperial Brands Finance Netherlands BV	1.750%	3/18/2033	EUR	10,947	11,051
	Imperial Brands Finance plc	2.125%	2/12/2027	EUR	7,595	8,717
	Imperial Brands Finance plc	4.875%	6/7/2032	GBP	3,730	4,807
	Imperial Brands Finance plc	3.875%	2/12/2034	EUR	7,000	8,054
	Inchcape plc	6.500%	6/9/2028	GBP	4,000	5,451
	Incommunities Treasury plc	3.250%	3/21/2049	GBP	2,499	2,145
	Informa plc	1.250%	4/22/2028	EUR	5,000	5,584
	Informa plc	3.250%	10/23/2030	EUR	3,000	3,484
	Informa plc	3.375%	6/9/2031	EUR	1,000	1,161
	InterContinental Hotels Group plc	2.125%	5/15/2027	EUR	1,500	1,720
	InterContinental Hotels Group plc	3.375%	10/8/2028	GBP	2,000	2,546
	ITV plc	4.250%	6/19/2032	EUR	5,000	5,896
	J Sainsbury plc	5.625%	1/29/2035	GBP	3,000	4,031
	Jigsaw Funding plc	3.375%	5/5/2052	GBP	1,087	965
	Just Group plc	6.875%	3/30/2035	GBP	1,900	2,600
	Juturna European Loan Conduit No. 16 plc	5.064%	8/10/2033	GBP	1,582	2,112
	Karbon Homes Ltd.	3.375%	11/15/2047	GBP	2,685	2,460
	Land Securities Capital Markets plc	2.375%	3/29/2029	GBP	382	488
	Land Securities Capital Markets plc	2.399%	2/8/2031	GBP	2,400	2,961
	Land Securities Capital Markets plc	4.750%	9/18/2033	GBP	1,500	1,984
	Land Securities Capital Markets plc	2.625%	9/22/2039	GBP	1,996	2,006
	Land Securities Capital Markets plc	2.750%	9/22/2059	GBP	1,787	1,290
	Leeds Building Society	1.375%	10/6/2027	GBP	7,606	9,455
	Legal & General Finance plc	5.875%	12/11/2031	GBP	3,413	4,794
	Legal & General Group plc	5.125%	11/14/2048	GBP	2,452	3,245
	Legal & General Group plc	4.500%	11/1/2050	GBP	4,400	5,620
	LiveWest Treasury plc	1.875%	2/18/2056	GBP	1,100	631
	Lloyds Bank Corporate Markets plc	4.125%	5/30/2027	EUR	5,000	5,916
	Lloyds Bank plc	4.875%	3/30/2027	GBP	1,491	1,979
	Lloyds Bank plc	6.000%	2/8/2029	GBP	5,072	7,048
	Lloyds Bank plc	0.125%	9/23/2029	EUR	19,550	20,528
	Lloyds Banking Group plc	4.250%	11/22/2027	AUD	2,440	1,590
	Lloyds Banking Group plc	3.125%	8/24/2030	EUR	8,500	9,903
	Lloyds Banking Group plc	4.750%	9/21/2031	EUR	5,000	6,211
	Lloyds Banking Group plc	5.250%	10/16/2031	GBP	8,000	10,756

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Lloyds Banking Group plc	1.985%	12/15/2031	GBP	2,000	2,564
	Lloyds Banking Group plc	4.000%	5/9/2035	EUR	10,000	11,799
	Lloyds Banking Group plc	2.707%	12/3/2035	GBP	10,455	12,198
	Lloyds Banking Group plc	3.625%	3/4/2036	EUR	13,000	15,190
	Logicor 2019-1 UK plc	1.875%	11/17/2031	GBP	3,486	4,469
	London & Quadrant Housing Trust	2.625%	2/28/2028	GBP	2,028	2,548
	London & Quadrant Housing Trust	2.250%	7/20/2029	GBP	3,200	3,849
	London & Quadrant Housing Trust	2.125%	3/31/2032	GBP	2,800	3,095
	London & Quadrant Housing Trust	4.625%	12/5/2033	GBP	100	126
	London & Quadrant Housing Trust	5.500%	1/27/2040	GBP	400	513
	London & Quadrant Housing Trust	5.486%	6/15/2042	GBP	2,500	3,139
	London & Quadrant Housing Trust	3.750%	10/27/2049	GBP	1,815	1,703
	London & Quadrant Housing Trust	3.125%	2/28/2053	GBP	868	703
	London Power Networks plc	6.125%	6/7/2027	GBP	238	322
	London Power Networks plc	2.625%	3/1/2029	GBP	1,500	1,869
	London Stock Exchange Group plc	1.750%	12/6/2027	EUR	6,502	7,395
	London Stock Exchange Group plc	1.625%	4/6/2030	GBP	3,000	3,532
	Lseg Netherlands BV	0.750%	4/6/2033	EUR	6,062	5,827
	M&G plc	5.625%	10/20/2051	GBP	4,796	6,308
	M&G plc	5.560%	7/20/2055	GBP	4,523	5,707
	M&G plc	6.340%	12/19/2063	GBP	2,590	3,281
	M&G plc	6.250%	10/20/2068	GBP	2,100	2,590
	Manchester Airport Group Funding plc	4.750%	3/31/2034	GBP	10,004	12,919
	Manchester Airport Group Funding plc	6.125%	9/30/2041	GBP	1,577	2,139
	Manchester Airport Group Funding plc	2.875%	9/30/2044	GBP	1,906	1,636
	Martlet Homes Ltd.	3.000%	5/9/2052	GBP	2,635	2,098
[2]	Meadowhall Finance plc	4.986%	7/12/2037	GBP	323	412
[2,5]	Merseylink Issuer plc	3.842%	3/31/2043	GBP	100	115
[2]	Metropolitan Funding plc	4.125%	4/5/2048	GBP	1,004	1,016
	Metropolitan Housing Trust Ltd.	1.875%	7/28/2036	GBP	600	560
	Moat Homes Finance plc	5.000%	9/23/2041	GBP	1,035	1,261
	Morhomes plc	3.400%	2/19/2040	GBP	913	954
	Motability Operations Group plc	4.375%	2/8/2027	GBP	4,181	5,494
	Motability Operations Group plc	0.125%	7/20/2028	EUR	11,556	12,504
	Motability Operations Group plc	1.750%	7/3/2029	GBP	4,806	5,758
	Motability Operations Group plc	3.625%	7/24/2029	EUR	10,000	11,824
	Motability Operations Group plc	5.625%	11/29/2030	GBP	1,004	1,381
	Motability Operations Group plc	3.500%	7/17/2031	EUR	5,000	5,848
	Motability Operations Group plc	2.375%	3/14/2032	GBP	582	661
	Motability Operations Group plc	3.875%	1/24/2034	EUR	4,000	4,672
	Motability Operations Group plc	3.625%	3/10/2036	GBP	4,400	4,953
	Motability Operations Group plc	2.375%	7/3/2039	GBP	7,000	6,304
	Motability Operations Group plc	1.500%	1/20/2041	GBP	5,000	3,731
	Motability Operations Group plc	2.125%	1/18/2042	GBP	5,365	4,287
	Motability Operations Group plc	4.875%	1/17/2043	GBP	5,000	5,749
	Motability Operations Group plc	5.750%	9/11/2048	GBP	2,200	2,740
	Motability Operations Group plc	5.750%	6/17/2051	GBP	2,500	3,090
	Motability Operations Group plc	5.625%	1/24/2054	GBP	1,000	1,213
	Myriad Capital plc	4.750%	12/20/2043	GBP	500	574
	National Gas Transmission plc	4.250%	4/5/2030	EUR	6,900	8,344
	National Gas Transmission plc	1.125%	1/14/2033	GBP	3,375	3,421
	National Grid Electricity Distribution East Midlands plc	3.530%	9/20/2028	EUR	2,000	2,361
	National Grid Electricity Distribution East Midlands plc	1.750%	9/9/2031	GBP	1,000	1,116
	National Grid Electricity Distribution East Midlands plc	3.949%	9/20/2032	EUR	5,900	7,073
	National Grid Electricity Distribution South Wales plc	1.625%	10/7/2035	GBP	5,486	5,172
	National Grid Electricity Distribution South Wales plc	5.750%	3/23/2040	GBP	1,100	1,429
	National Grid Electricity Distribution South West plc	5.875%	3/25/2027	GBP	1,073	1,439
	National Grid Electricity Distribution South West plc	5.750%	3/23/2040	GBP	850	1,105
	National Grid Electricity Distribution South West plc	5.818%	7/31/2041	GBP	6,000	7,847
	National Grid Electricity Transmission plc	2.301%	6/22/2029	CAD	2,764	1,907
	National Grid Electricity Transmission plc	5.221%	9/16/2031	CAD	2,700	2,065
	National Grid Electricity Transmission plc	0.823%	7/7/2032	EUR	3,200	3,166
	National Grid Electricity Transmission plc	2.000%	9/16/2038	GBP	2,818	2,486
	National Grid Electricity Transmission plc	0.872%	11/26/2040	EUR	1,600	1,222
	National Grid plc	0.163%	1/20/2028	EUR	13,000	14,237
	National Grid plc	0.553%	9/18/2029	EUR	6,607	6,981
	National Grid plc	2.949%	3/30/2030	EUR	6,300	7,282
	National Grid plc	0.750%	9/1/2033	EUR	1,100	1,036
	National Grid plc	3.245%	3/30/2034	EUR	3,000	3,375
	National Grid plc	4.275%	1/16/2035	EUR	10,900	13,210

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Nationwide Building Society	0.625%	3/25/2027	EUR	21,095	23,793
	Nationwide Building Society	3.250%	1/20/2028	GBP	7,493	9,641
	Nationwide Building Society	3.625%	3/15/2028	EUR	12,500	14,832
	Nationwide Building Society	0.250%	9/14/2028	EUR	6,194	6,697
	Nationwide Building Society	2.250%	6/25/2029	EUR	2,457	2,813
	Nationwide Building Society	3.250%	9/5/2029	EUR	5,000	5,859
	Nationwide Building Society	3.000%	3/3/2030	EUR	10,000	11,603
	Nationwide Building Society	1.375%	6/29/2032	EUR	7,821	8,233
	Nationwide Building Society	3.828%	7/24/2032	EUR	20,000	23,808
	Nationwide Building Society	2.875%	9/16/2032	EUR	4,600	5,299
	NatWest Group plc	2.057%	11/9/2028	GBP	2,800	3,520
	NatWest Group plc	3.619%	3/29/2029	GBP	9,400	12,117
	NatWest Group plc	0.670%	9/14/2029	EUR	17,400	18,992
	NatWest Group plc	3.673%	8/5/2031	EUR	10,000	11,878
	NatWest Group plc	3.575%	9/12/2032	EUR	10,000	11,804
	NatWest Group plc	1.043%	9/14/2032	EUR	10,000	11,195
	NatWest Group plc	7.416%	6/6/2033	GBP	4,000	5,556
	NatWest Group plc	5.763%	2/28/2034	EUR	10,000	12,466
	NatWest Markets plc	1.375%	3/2/2027	EUR	19,100	21,750
	NatWest Markets plc	6.375%	11/8/2027	GBP	3,200	4,376
	NatWest Markets plc	5.899%	8/23/2028	AUD	14,320	9,719
	NatWest Markets plc	3.625%	1/9/2029	EUR	10,600	12,575
	NatWest Markets plc	3.125%	1/10/2030	EUR	10,000	11,659
[4]	Network Rail Infrastructure Finance plc	4.375%	12/9/2030	GBP	4,367	5,818
[4]	Network Rail Infrastructure Finance plc	4.750%	11/29/2035	GBP	2,046	2,705
	NewRiver REIT plc	3.500%	3/7/2028	GBP	913	1,159
	Next Group plc	3.625%	5/18/2028	GBP	3,459	4,478
	NIE Finance plc	5.875%	12/1/2032	GBP	2,000	2,775
	Northern Gas Networks Finance plc	4.875%	6/30/2027	GBP	59	78
	Northern Gas Networks Finance plc	4.875%	11/15/2035	GBP	1,465	1,828
	Northern Powergrid Northeast plc	3.250%	4/1/2052	GBP	500	431
	Northern Powergrid Yorkshire plc	5.125%	5/4/2035	GBP	742	971
	Northern Powergrid Yorkshire plc	2.250%	10/9/2059	GBP	922	576
	Northumbrian Water Finance plc	2.375%	10/5/2027	GBP	100	126
	Northumbrian Water Finance plc	5.625%	4/29/2033	GBP	1,266	1,688
	Northumbrian Water Finance plc	6.375%	10/28/2034	GBP	6,000	8,333
	Northumbrian Water Finance plc	5.125%	1/23/2042	GBP	264	308
	Notting Hill Genesis	3.750%	12/20/2032	GBP	2,637	3,188
	Notting Hill Genesis	2.000%	6/3/2036	GBP	319	301
	Notting Hill Genesis	5.250%	7/7/2042	GBP	777	944
	Notting Hill Genesis	3.250%	10/12/2048	GBP	100	86
	Notting Hill Genesis	4.375%	2/20/2054	GBP	2,142	2,186
	Onward Homes Ltd.	2.125%	3/25/2053	GBP	2,000	1,287
	Optivo Finance plc	2.857%	10/7/2035	GBP	2,500	2,644
	Optivo Finance plc	5.250%	3/13/2043	GBP	4,050	4,955
	Orbit Capital plc	2.000%	11/24/2038	GBP	1,500	1,329
	Orbit Capital plc	3.500%	3/24/2045	GBP	1,090	1,048
	Orbit Capital plc	3.375%	6/14/2048	GBP	126	113
	Paradigm Homes Charitable Housing Association Ltd.	2.250%	5/20/2051	GBP	2,923	2,012
	Paragon Treasury plc	2.000%	5/7/2036	GBP	2,091	1,974
[2]	Paragon Treasury plc	3.625%	1/21/2047	GBP	1,004	948
	Peabody Capital No. 2 plc	2.750%	3/2/2034	GBP	1,000	1,091
	Peabody Capital No. 2 plc	4.625%	12/12/2053	GBP	1,700	1,801
	Peabody Capital plc	5.250%	3/17/2043	GBP	2,750	3,357
	Pearson Funding plc	3.750%	6/4/2030	GBP	1,293	1,642
	Pearson Funding plc	5.375%	9/12/2034	GBP	2,000	2,619
[2]	Penarian Housing Finance plc	3.212%	6/7/2052	GBP	777	692
	Pension Insurance Corp. plc	5.625%	9/20/2030	GBP	5,680	7,550
	Pension Insurance Corp. plc	4.625%	5/7/2031	GBP	2,000	2,525
	Pension Insurance Corp. plc	8.000%	11/13/2033	GBP	2,300	3,387
	Phoenix Group Holdings plc	4.375%	1/24/2029	EUR	10,234	12,241
	Phoenix Group Holdings plc	5.867%	6/13/2029	GBP	2,181	2,941
	Phoenix Group Holdings plc	5.625%	4/28/2031	GBP	4,319	5,721
	Places For People Treasury plc	5.375%	3/5/2032	GBP	1,719	2,294
	Places For People Treasury plc	6.250%	12/6/2041	GBP	2,900	3,885
	Platform HG Financing plc	1.625%	8/10/2055	GBP	2,452	1,321
	PRS Finance plc	1.750%	11/24/2026	GBP	7,886	10,122
	PRS Finance plc	2.000%	1/23/2029	GBP	8,669	10,680
	Quadgas Finance plc	3.375%	9/17/2029	GBP	2,321	2,851
	Reckitt Benckiser Treasury Services Nederland BV	0.750%	5/19/2030	EUR	8,404	8,911

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Reckitt Benckiser Treasury Services plc	1.750%	5/19/2032	GBP	2,141	2,384
	Reckitt Benckiser Treasury Services plc	3.875%	9/14/2033	EUR	5,000	6,017
	Reckitt Benckiser Treasury Services plc	5.625%	12/14/2038	GBP	2,000	2,666
	RELX Finance BV	0.500%	3/10/2028	EUR	9,369	10,329
	RELX Finance BV	3.750%	6/12/2031	EUR	4,333	5,186
	RELX Finance BV	0.875%	3/10/2032	EUR	1,892	1,907
	RELX Finance BV	3.375%	3/20/2033	EUR	2,500	2,911
	Rentokil Initial Finance BV	3.875%	6/27/2027	EUR	7,500	8,804
	Rentokil Initial Finance BV	4.375%	6/27/2030	EUR	3,000	3,646
	Rio Tinto Finance plc	4.000%	12/11/2029	GBP	400	521
	Riverside Finance plc	3.875%	12/5/2044	GBP	1,093	1,077
	RL Finance Bonds No. 4 plc	4.875%	10/7/2049	GBP	5,829	6,467
[2]	RMPA Services plc	5.337%	9/30/2038	GBP	1,738	2,338
	Rolls-Royce plc	1.625%	5/9/2028	EUR	5,000	5,637
	Rothesay Life plc	7.734%	5/16/2033	GBP	7,700	11,210
	Rothesay Life plc	7.019%	12/10/2034	GBP	12,000	16,796
	Sage Group plc	1.625%	2/25/2031	GBP	5,392	6,117
	Saltaire Finance plc	1.527%	11/23/2053	GBP	1,000	600
	Sanctuary Capital plc	6.697%	3/23/2039	GBP	3,048	4,459
	Sanctuary Capital plc	5.000%	4/26/2047	GBP	2,057	2,426
	Sanctuary Capital plc	2.375%	4/14/2050	GBP	5,452	3,933
	Santander UK Group Holdings plc	2.421%	1/17/2029	GBP	6,000	7,552
	Santander UK Group Holdings plc	0.603%	9/13/2029	EUR	13,042	14,190
	Santander UK plc	1.125%	3/12/2027	EUR	10,000	11,352
	Santander UK plc	5.250%	2/16/2029	GBP	4,696	6,369
	Santander UK plc	3.125%	5/12/2031	EUR	30,100	35,298
[2]	Saxon Weald Capital plc	5.375%	6/6/2042	GBP	281	362
	Scotland Gas Networks plc	3.250%	3/8/2027	GBP	1,655	2,144
	Scotland Gas Networks plc	4.875%	12/21/2034	GBP	502	635
	Scottish Hydro Electric Transmission plc	3.375%	11/2/2033	EUR	9,000	10,344
	Scottish Hydro Electric Transmission plc	2.250%	9/27/2035	GBP	200	205
	Scottish Hydro Electric Transmission plc	5.500%	1/15/2044	GBP	6,000	7,536
	Scottish Widows Ltd.	7.000%	6/16/2043	GBP	2,000	2,749
	Segro Capital Sarl	0.500%	9/22/2031	EUR	4,276	4,207
	Segro plc	2.375%	10/11/2029	GBP	642	784
	Segro plc	2.875%	10/11/2037	GBP	1,600	1,632
	Severn Trent Utilities Finance plc	6.250%	6/7/2029	GBP	1,000	1,389
	Severn Trent Utilities Finance plc	2.750%	12/5/2031	GBP	1,687	1,975
	Severn Trent Utilities Finance plc	2.625%	2/22/2033	GBP	6,000	6,751
	Severn Trent Utilities Finance plc	4.625%	11/30/2034	GBP	4,000	5,042
	Severn Trent Utilities Finance plc	5.250%	4/4/2036	GBP	3,700	4,802
	Severn Trent Utilities Finance plc	2.000%	6/2/2040	GBP	542	451
	Severn Trent Utilities Finance plc	4.875%	1/24/2042	GBP	13,649	16,014
	Sky Ltd.	6.000%	5/21/2027	GBP	50	67
	Sky Ltd.	4.000%	11/26/2029	GBP	2,366	3,065
	Smith & Nephew plc	4.565%	10/11/2029	EUR	1,000	1,224
	South Eastern Power Networks plc	5.625%	9/30/2030	GBP	1,251	1,729
	South Eastern Power Networks plc	6.375%	11/12/2031	GBP	1,387	1,979
	South Eastern Power Networks plc	1.750%	9/30/2034	GBP	1,315	1,332
	Southern Electric Power Distribution plc	4.625%	2/20/2037	GBP	4,736	5,814
	Southern Gas Networks plc	1.250%	12/2/2031	GBP	5,600	5,983
	Southern Gas Networks plc	3.100%	9/15/2036	GBP	5,000	5,243
	Southern Gas Networks plc	6.375%	5/15/2040	GBP	82	111
	Southern Housing	3.500%	10/19/2047	GBP	777	712
	Southern Water Services Finance Ltd.	4.500%	3/31/2052	GBP	450	455
	Southern Water Services Finance Ltd.	5.125%	9/30/2056	GBP	50	55
	Sovereign Housing Capital plc	4.768%	6/1/2043	GBP	100	116
	Sovereign Housing Capital plc	2.375%	11/4/2048	GBP	2,455	1,790
	Sovereign Housing Capital plc	5.500%	1/24/2057	GBP	1,000	1,223
	SP Manweb plc	4.875%	9/20/2027	GBP	100	133
	SSE plc	8.375%	11/20/2028	GBP	7,518	10,994
	SSE plc	2.875%	8/1/2029	EUR	5,000	5,804
	SSE plc	1.750%	4/16/2030	EUR	10,000	11,011
	SSE plc	6.250%	8/27/2038	GBP	3,272	4,534
	SSE plc	3.125%	Perpetual	EUR	1,000	1,152
	SSE plc	4.000%	Perpetual	EUR	12,867	15,058
	Standard Chartered plc	4.874%	5/10/2031	EUR	5,000	6,215
	Standard Chartered plc	4.375%	1/18/2038	GBP	1,455	1,738
	SW Finance I plc	1.625%	3/30/2027	GBP	3,301	4,099
	SW Finance I plc	6.192%	3/31/2029	GBP	1,464	1,988

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	SW Finance I plc	3.000%	5/28/2037	GBP	1,500	1,414
	SW Finance I plc	7.000%	4/16/2040	GBP	4,800	6,272
	SW Finance I plc	7.375%	12/12/2041	GBP	1,000	1,345
[2]	TC Dudgeon Ofto plc	3.158%	11/12/2038	GBP	393	446
[2]	Telereal Secured Finance plc	4.010%	12/10/2033	GBP	888	1,121
[2]	Telereal Securitisation plc	6.165%	12/10/2033	GBP	235	317
	Tesco Corporate Treasury Services plc	1.875%	11/2/2028	GBP	2,000	2,457
	Tesco Corporate Treasury Services plc	0.375%	7/27/2029	EUR	7,000	7,410
	Tesco Corporate Treasury Services plc	4.250%	2/27/2031	EUR	7,300	8,878
	Tesco Corporate Treasury Services plc	3.375%	5/6/2032	EUR	8,000	9,278
[2]	Tesco Property Finance 1 plc	7.623%	7/13/2039	GBP	837	1,249
[2]	Tesco Property Finance 2 plc	6.052%	10/13/2039	GBP	1,361	1,854
[2]	Tesco Property Finance 3 plc	5.744%	4/13/2040	GBP	4,658	6,203
[2]	Tesco Property Finance 4 plc	5.801%	10/13/2040	GBP	2,647	3,535
[2]	Tesco Property Finance 6 plc	5.411%	7/13/2044	GBP	2,580	3,321
	THFC Funding No. 2 plc	6.350%	7/8/2041	GBP	1,184	1,680
	THFC Funding No. 3 plc	5.200%	10/11/2045	GBP	7,737	9,537
	Transport for London	3.875%	7/23/2042	GBP	282	304
	Transport for London	3.625%	5/15/2045	GBP	2,281	2,280
	Transport for London	4.000%	4/7/2064	GBP	3,000	2,909
	Tritax Big Box REIT plc	1.500%	11/27/2033	GBP	1,500	1,515
	Unilever Capital Corp.	3.400%	6/6/2033	EUR	4,400	5,170
	Unilever Finance Netherlands BV	1.125%	2/12/2027	EUR	4,958	5,644
	Unilever Finance Netherlands BV	1.375%	7/31/2029	EUR	7,592	8,413
	Unilever Finance Netherlands BV	1.750%	3/25/2030	EUR	27,413	30,477
	Unilever Finance Netherlands BV	1.375%	9/4/2030	EUR	687	746
	Unilever Finance Netherlands BV	3.250%	2/15/2032	EUR	11,000	12,945
	Unilever Finance Netherlands BV	3.500%	2/15/2037	EUR	2,000	2,312
	Unilever plc	1.500%	6/11/2039	EUR	2,547	2,319
	UNITE Group plc	3.500%	10/15/2028	GBP	1,296	1,654
	United Utilities Water Finance plc	0.875%	10/28/2029	GBP	5,751	6,610
	United Utilities Water Finance plc	2.625%	2/12/2031	GBP	5,866	6,965
	United Utilities Water Finance plc	2.000%	7/3/2033	GBP	1,004	1,064
	United Utilities Water Finance plc	5.750%	6/26/2036	GBP	6,900	9,206
	United Utilities Water Finance plc	1.750%	2/10/2038	GBP	2,760	2,390
	United Utilities Water Finance plc	1.875%	6/3/2042	GBP	235	180
	United Utilities Water Finance plc	5.250%	1/22/2046	GBP	2,000	2,357
	United Utilities Water Ltd.	5.625%	12/20/2027	GBP	3,321	4,476
	United Utilities Water Ltd.	5.000%	2/28/2035	GBP	6,000	7,677
	University College London	1.625%	6/4/2061	GBP	2,200	1,145
	University of Leeds	3.125%	12/19/2050	GBP	2,100	1,813
	University of Liverpool	3.375%	6/25/2055	GBP	100	88
	University of Manchester	4.250%	7/4/2053	GBP	957	989
	University of Oxford	2.544%	12/8/2117	GBP	4,459	2,777
	Utmost Group plc	4.000%	12/15/2031	GBP	2,000	2,379
	Vodafone Group plc	1.500%	7/24/2027	EUR	4,401	4,998
	Vodafone Group plc	1.875%	11/20/2029	EUR	3,195	3,582
	Vodafone Group plc	1.625%	11/24/2030	EUR	5,761	6,272
	Vodafone Group plc	1.600%	7/29/2031	EUR	6,110	6,552
	Vodafone Group plc	5.900%	11/26/2032	GBP	7,210	10,216
	Vodafone Group plc	2.875%	11/20/2037	EUR	4,654	4,897
	Vodafone Group plc	2.500%	5/24/2039	EUR	7,931	7,803
	Vodafone Group plc	3.375%	8/8/2049	GBP	1,849	1,614
	Vodafone Group plc	5.125%	12/2/2052	GBP	3,000	3,399
	Vodafone Group plc	3.000%	8/12/2056	GBP	1,924	1,435
	Vodafone International Financing DAC	4.000%	2/10/2043	EUR	1,500	1,682
	Wales & West Utilities Finance plc	5.750%	3/29/2030	GBP	2,457	3,370
	Wales & West Utilities Finance plc	3.000%	8/3/2038	GBP	777	785
	Wellcome Trust Finance plc	4.625%	7/25/2036	GBP	6,416	8,283
	Wellcome Trust Ltd.	4.000%	5/9/2059	GBP	1,093	1,131
	Wellcome Trust Ltd.	1.500%	7/14/2071	GBP	1,000	462
	Wellcome Trust Ltd.	2.517%	2/7/2118	GBP	2,141	1,330
	Wessex Water Services Finance plc	5.375%	3/10/2028	GBP	316	421
	Wessex Water Services Finance plc	1.250%	1/12/2036	GBP	7,786	6,760
	Wheatley Group Capital plc	4.375%	11/28/2044	GBP	1,131	1,250
	WHG Treasury plc	4.250%	10/6/2045	GBP	2,906	3,156
	White City Property Finance plc	5.120%	4/17/2035	GBP	2,125	2,853
[2]	Wods Transmission plc	3.446%	8/24/2034	GBP	62	76
	WPP Finance 2013	2.875%	9/14/2046	GBP	1,393	1,164
	WPP Finance 2017	3.750%	5/19/2032	GBP	2,067	2,473

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
WPP Finance Deutschland GmbH	1.625%	3/23/2030	EUR	3,769	4,052
WPP Finance SA	2.375%	5/19/2027	EUR	5,947	6,817
Wrekin Housing Group Ltd.	2.500%	10/22/2048	GBP	1,000	752
Yorkshire Building Society	0.010%	10/13/2027	EUR	16,178	17,838
Yorkshire Building Society	0.500%	7/1/2028	EUR	6,981	7,637
Yorkshire Building Society	3.375%	9/13/2028	GBP	9,610	12,331
Yorkshire Building Society	1.500%	9/15/2029	GBP	2,786	3,377
Yorkshire Housing Finance plc	4.125%	10/31/2044	GBP	1,791	1,860
Yorkshire Power Finance Ltd.	7.250%	8/4/2028	GBP	1,651	2,306
Yorkshire Water Finance plc	3.625%	8/1/2029	GBP	3,188	4,012
Yorkshire Water Finance plc	5.250%	4/28/2030	GBP	2,500	3,305
Yorkshire Water Finance plc	6.375%	11/18/2034	GBP	2,780	3,810
Yorkshire Water Finance plc	5.500%	4/28/2035	GBP	11,000	14,033
Yorkshire Water Finance plc	6.375%	8/19/2039	GBP	574	762
Yorkshire Water Finance plc	2.750%	4/18/2041	GBP	6,739	5,833
Yorkshire Water Services Finance Ltd.	5.500%	5/28/2037	GBP	400	519
					2,663,053
United States (3.1%)
3M Co.	1.500%	11/9/2026	EUR	100	114
3M Co.	1.750%	5/15/2030	EUR	831	911
Abbott Ireland Financing DAC	0.375%	11/19/2027	EUR	4,913	5,448
AbbVie Inc.	0.750%	11/18/2027	EUR	3,057	3,417
AbbVie Inc.	2.625%	11/15/2028	EUR	11,104	12,873
AbbVie Inc.	2.125%	11/17/2028	EUR	9,681	11,065
AbbVie Inc.	2.125%	6/1/2029	EUR	4,000	4,546
Aegon Ltd.	6.125%	12/15/2031	GBP	1,000	1,402
AGCO International Holdings BV	0.800%	10/6/2028	EUR	2,500	2,732
Air Lease Corp.	5.400%	6/1/2028	CAD	11,924	8,908
Air Lease Corp.	3.700%	4/15/2030	EUR	2,900	3,391
Air Products & Chemicals Inc.	0.500%	5/5/2028	EUR	1,815	1,997
Air Products & Chemicals Inc.	4.000%	3/3/2035	EUR	13,800	16,462
Alphabet Inc.	3.375%	5/6/2037	EUR	8,000	9,170
Alphabet Inc.	3.875%	5/6/2045	EUR	5,000	5,710
Alphabet Inc.	4.000%	5/6/2054	EUR	3,900	4,403
Altria Group Inc.	2.200%	6/15/2027	EUR	6,164	7,069
Altria Group Inc.	3.125%	6/15/2031	EUR	13,820	15,859
American Honda Finance Corp.	0.750%	11/25/2026	GBP	3,234	4,098
American Honda Finance Corp.	3.750%	10/25/2027	EUR	5,000	5,903
American Honda Finance Corp.	0.300%	7/7/2028	EUR	5,100	5,536
American Honda Finance Corp.	5.600%	9/6/2030	GBP	5,750	7,838
American Honda Finance Corp.	3.950%	3/19/2032	EUR	5,000	5,943
American International Group Inc.	1.875%	6/21/2027	EUR	1,656	1,890
American Medical Systems Europe BV	3.375%	3/8/2029	EUR	9,100	10,735
American Medical Systems Europe BV	1.625%	3/8/2031	EUR	12,500	13,480
American Medical Systems Europe BV	3.000%	3/8/2031	EUR	5,000	5,793
American Medical Systems Europe BV	3.500%	3/8/2032	EUR	8,800	10,408
American Medical Systems Europe BV	1.875%	3/8/2034	EUR	3,200	3,312
American Medical Systems Europe BV	3.250%	3/8/2034	EUR	3,167	3,645
American Tower Corp.	0.450%	1/15/2027	EUR	11,882	13,380
American Tower Corp.	0.400%	2/15/2027	EUR	1,857	2,086
American Tower Corp.	0.500%	1/15/2028	EUR	5,757	6,348
American Tower Corp.	0.875%	5/21/2029	EUR	7,765	8,361
American Tower Corp.	3.900%	5/16/2030	EUR	5,250	6,284
American Tower Corp.	0.950%	10/5/2030	EUR	5,998	6,277
American Tower Corp.	4.625%	5/16/2031	EUR	3,000	3,710
American Tower Corp.	1.000%	1/15/2032	EUR	5,000	5,041
American Tower Corp.	1.250%	5/21/2033	EUR	1,000	982
American Tower Corp.	4.100%	5/16/2034	EUR	3,000	3,576
Amgen Inc.	5.500%	12/7/2026	GBP	2,186	2,909
Amgen Inc.	4.000%	9/13/2029	GBP	7,231	9,363
Amphenol Technologies Holding GmbH	2.000%	10/8/2028	EUR	2,000	2,281
Apple Inc.	2.000%	9/17/2027	EUR	3,496	4,014
Apple Inc.	1.375%	5/24/2029	EUR	4,260	4,749
Apple Inc.	0.750%	2/25/2030	CHF	2,700	3,396
Apple Inc.	0.500%	11/15/2031	EUR	9,587	9,770
Apple Inc.	3.600%	7/31/2042	GBP	1,564	1,701
AT&T Inc.	2.900%	12/4/2026	GBP	1,344	1,740
AT&T Inc.	5.500%	3/15/2027	GBP	750	999
AT&T Inc.	1.600%	5/19/2028	EUR	1,000	1,127

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
AT&T Inc.	4.600%	9/19/2028	AUD	5,060	3,321
AT&T Inc.	2.350%	9/5/2029	EUR	6,931	7,865
AT&T Inc.	4.375%	9/14/2029	GBP	2,300	3,008
AT&T Inc.	2.600%	12/17/2029	EUR	1,850	2,114
AT&T Inc.	0.800%	3/4/2030	EUR	6,906	7,306
AT&T Inc.	3.550%	12/17/2032	EUR	4,896	5,727
AT&T Inc.	5.200%	11/18/2033	GBP	1,528	2,025
AT&T Inc.	4.300%	11/18/2034	EUR	950	1,154
AT&T Inc.	2.450%	3/15/2035	EUR	13,501	14,148
AT&T Inc.	3.150%	9/4/2036	EUR	9,534	10,379
AT&T Inc.	2.600%	5/19/2038	EUR	7,899	7,886
AT&T Inc.	1.800%	9/14/2039	EUR	1,000	898
AT&T Inc.	7.000%	4/30/2040	GBP	6,850	9,969
AT&T Inc.	4.250%	6/1/2043	GBP	12,014	12,731
AT&T Inc.	4.875%	6/1/2044	GBP	1,376	1,566
AT&T Inc.	5.100%	11/25/2048	CAD	2,000	1,438
Athene Global Funding	0.832%	1/8/2027	EUR	2,000	2,257
Athene Global Funding	1.750%	11/24/2027	GBP	4,981	6,168
Athene Global Funding	0.625%	1/12/2028	EUR	3,713	4,093
Athene Global Funding	2.470%	6/9/2028	CAD	12,556	8,777
Athene Global Funding	2.875%	7/21/2028	EUR	3,000	3,450
Athene Global Funding	3.410%	2/25/2030	EUR	5,000	5,799
Athene Global Funding	3.716%	8/22/2032	EUR	17,000	19,581
Athene Global Funding	5.858%	9/19/2035	GBP	3,000	3,951
Avery Dennison Corp.	3.750%	11/4/2034	EUR	6,000	6,939
Bank of America Corp.	4.250%	12/10/2026	GBP	2,196	2,890
Bank of America Corp.	3.615%	3/16/2028	CAD	9,098	6,545
Bank of America Corp.	1.662%	4/25/2028	EUR	1,100	1,253
Bank of America Corp.	0.583%	8/24/2028	EUR	16,789	18,708
Bank of America Corp.	1.667%	6/2/2029	GBP	9,000	11,059
Bank of America Corp.	3.261%	1/28/2031	EUR	15,000	17,534
Bank of America Corp.	0.694%	3/22/2031	EUR	24,233	25,398
Bank of America Corp.	3.584%	4/27/2031	GBP	2,200	2,781
Bank of America Corp.	0.654%	10/26/2031	EUR	27,125	27,896
Bank of America Corp.	1.102%	5/24/2032	EUR	14,000	14,512
Baxter International Inc.	1.300%	5/15/2029	EUR	3,595	3,937
Becton Dickinson & Co.	1.900%	12/15/2026	EUR	2,833	3,247
Becton Dickinson & Co.	3.519%	2/8/2031	EUR	3,734	4,399
Becton Dickinson & Co.	3.828%	6/7/2032	EUR	5,000	5,935
Becton Dickinson Euro Finance Sarl	0.334%	8/13/2028	EUR	9,049	9,828
Becton Dickinson Euro Finance Sarl	3.553%	9/13/2029	EUR	11,100	13,164
Becton Dickinson Euro Finance Sarl	1.213%	2/12/2036	EUR	3,000	2,730
Becton Dickinson Euro Finance Sarl	1.336%	8/13/2041	EUR	1,706	1,334
Berkshire Hathaway Finance Corp.	1.500%	3/18/2030	EUR	16,700	18,397
Berkshire Hathaway Finance Corp.	2.000%	3/18/2034	EUR	6,200	6,512
Berkshire Hathaway Finance Corp.	2.375%	6/19/2039	GBP	4,359	4,052
Berkshire Hathaway Finance Corp.	2.625%	6/19/2059	GBP	1,725	1,230
Berkshire Hathaway Inc.	2.150%	3/15/2028	EUR	4,200	4,812
Berkshire Hathaway Inc.	0.440%	9/13/2029	JPY	2,690,000	16,609
Berkshire Hathaway Inc.	0.437%	4/15/2031	JPY	500,000	2,979
Berkshire Hathaway Inc.	1.625%	3/16/2035	EUR	4,408	4,398
Berkshire Hathaway Inc.	0.965%	9/13/2039	JPY	500,000	2,651
Berkshire Hathaway Inc.	1.108%	9/13/2049	JPY	470,000	1,882
Berry Global Inc.	1.500%	1/15/2027	EUR	2,786	3,164
BG Energy Capital plc	2.250%	11/21/2029	EUR	3,101	3,501
BG Energy Capital plc	5.000%	11/4/2036	GBP	2,000	2,595
Blackrock Inc.	3.750%	7/18/2035	EUR	7,511	8,937
Blackstone Holdings Finance Co. LLC	1.500%	4/10/2029	EUR	4,938	5,462
Blackstone Holdings Finance Co. LLC	3.500%	6/1/2034	EUR	2,000	2,331
Blackstone Private Credit Fund	1.750%	11/30/2026	EUR	5,000	5,700
Booking Holdings Inc.	4.000%	11/15/2026	EUR	5,900	6,907
Booking Holdings Inc.	0.500%	3/8/2028	EUR	14,094	15,510
Booking Holdings Inc.	3.625%	11/12/2028	EUR	6,000	7,121
Booking Holdings Inc.	4.250%	5/15/2029	EUR	2,000	2,420
Booking Holdings Inc.	4.500%	11/15/2031	EUR	5,300	6,564
Booking Holdings Inc.	3.625%	3/1/2032	EUR	5,000	5,920
Booking Holdings Inc.	4.125%	5/12/2033	EUR	10,400	12,614
Booking Holdings Inc.	4.750%	11/15/2034	EUR	4,900	6,212
Booking Holdings Inc.	3.750%	3/1/2036	EUR	3,500	4,076
Booking Holdings Inc.	4.000%	3/1/2044	EUR	4,300	4,757

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Booking Holdings Inc.	3.875%	3/21/2045	EUR	11,700	12,685
BorgWarner Inc.	1.000%	5/19/2031	EUR	4,629	4,743
Boston Scientific Corp.	0.625%	12/1/2027	EUR	2,434	2,710
BP Capital Markets BV	3.773%	5/12/2030	EUR	5,500	6,593
BP Capital Markets BV	3.360%	9/12/2031	EUR	6,000	7,022
BP Capital Markets BV	4.323%	5/12/2035	EUR	7,000	8,554
BP Capital Markets BV	0.933%	12/4/2040	EUR	4,459	3,319
BP Capital Markets BV	1.467%	9/21/2041	EUR	981	782
BP Capital Markets plc	1.573%	2/16/2027	EUR	14,084	16,074
BP Capital Markets plc	0.831%	11/8/2027	EUR	6,844	7,646
BP Capital Markets plc	2.519%	4/7/2028	EUR	8,767	10,109
BP Capital Markets plc	2.822%	4/7/2032	EUR	10,599	11,997
BP Capital Markets plc	1.104%	11/15/2034	EUR	8,300	7,849
BP Capital Markets plc	5.773%	5/25/2038	GBP	5,000	6,828
BP Capital Markets plc	3.625%	Perpetual	EUR	27,589	31,946
BP Capital Markets plc	4.250%	Perpetual	GBP	4,913	6,375
Bristol-Myers Squibb Co.	1.750%	5/15/2035	EUR	1,906	1,905
Brown-Forman Corp.	2.600%	7/7/2028	GBP	4,607	5,808
Capital One Financial Corp.	1.650%	6/12/2029	EUR	1,803	1,985
Cargill Inc.	3.875%	4/24/2030	EUR	8,000	9,628
Carrier Global Corp.	4.500%	11/29/2032	EUR	6,000	7,410
Carrier Global Corp.	3.625%	1/15/2037	EUR	5,000	5,663
Cencora Inc.	2.875%	5/22/2028	EUR	4,324	5,028
Cencora Inc.	3.625%	5/22/2032	EUR	4,050	4,763
Chubb INA Holdings LLC	1.550%	3/15/2028	EUR	4,535	5,112
Chubb INA Holdings LLC	0.875%	12/15/2029	EUR	7,188	7,654
Chubb INA Holdings LLC	1.400%	6/15/2031	EUR	2,366	2,496
Chubb INA Holdings LLC	2.500%	3/15/2038	EUR	9,175	9,277
Citigroup Inc.	2.800%	6/25/2027	JPY	199,400	1,313
Citigroup Inc.	1.625%	3/21/2028	EUR	3,000	3,392
Citigroup Inc.	5.070%	4/29/2028	CAD	5,950	4,329
Citigroup Inc.	1.250%	4/10/2029	EUR	1,455	1,602
Citigroup Inc.	2.928%	10/22/2030	EUR	11,000	12,666
Citigroup Inc.	4.500%	3/3/2031	GBP	502	645
Citigroup Inc.	3.750%	5/14/2032	EUR	12,000	14,229
Citigroup Inc.	4.550%	6/3/2035	CAD	4,500	3,285
Citigroup Inc.	4.296%	7/23/2036	EUR	2,118	2,502
Citigroup Inc.	6.800%	6/25/2038	GBP	5,079	7,527
CNH Industrial Capital Canada Ltd.	4.800%	3/25/2027	CAD	975	712
CNH Industrial Capital Canada Ltd.	4.000%	4/11/2028	CAD	1,326	963
CNH Industrial Finance Europe SA	1.750%	3/25/2027	EUR	2,200	2,510
CNH Industrial Finance Europe SA	1.625%	7/3/2029	EUR	7,484	8,315
Coca-Cola Co.	1.125%	3/9/2027	EUR	6,412	7,280
Coca-Cola Co.	0.125%	3/9/2029	EUR	2,911	3,104
Coca-Cola Co.	0.125%	3/15/2029	EUR	4,600	4,900
Coca-Cola Co.	0.400%	5/6/2030	EUR	8,770	9,169
Coca-Cola Co.	0.500%	3/9/2033	EUR	10,629	10,202
Coca-Cola Co.	0.375%	3/15/2033	EUR	2,413	2,291
Coca-Cola Co.	1.625%	3/9/2035	EUR	2,750	2,747
Coca-Cola Co.	0.950%	5/6/2036	EUR	3,356	3,035
Coca-Cola Co.	0.800%	3/15/2040	EUR	6,413	5,050
Coca-Cola Co.	1.000%	3/9/2041	EUR	3,600	2,827
Colgate-Palmolive Co.	0.300%	11/10/2029	EUR	5,000	5,305
Colgate-Palmolive Co.	1.375%	3/6/2034	EUR	1,274	1,286
Colgate-Palmolive Co.	0.875%	11/12/2039	EUR	217	178
Comcast Corp.	1.500%	2/20/2029	GBP	3,269	3,953
Comcast Corp.	0.250%	9/14/2029	EUR	6,118	6,408
Comcast Corp.	5.500%	11/23/2029	GBP	1,956	2,676
Comcast Corp.	0.750%	2/20/2032	EUR	2,500	2,486
Comcast Corp.	3.250%	9/26/2032	EUR	5,000	5,752
Comcast Corp.	1.875%	2/20/2036	GBP	3,542	3,416
Comcast Corp.	3.550%	9/26/2036	EUR	2,000	2,289
Comcast Corp.	1.250%	2/20/2040	EUR	3,702	3,113
Comcast Corp.	5.250%	9/26/2040	GBP	8,000	10,005
CRH Finance DAC	1.375%	10/18/2028	EUR	733	816
CRH Finance UK plc	4.125%	12/2/2029	GBP	2,773	3,605
CRH Funding BV	1.625%	5/5/2030	EUR	5,603	6,155
CRH SMW Finance DAC	1.250%	11/5/2026	EUR	11,216	12,792
CRH SMW Finance DAC	4.000%	7/11/2031	EUR	9,941	12,005
Danaher Corp.	2.500%	3/30/2030	EUR	5,790	6,635

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
DH Europe Finance II Sarl	0.450%	3/18/2028	EUR	19,631	21,631
DH Europe Finance II Sarl	0.750%	9/18/2031	EUR	10,985	11,202
DH Europe Finance II Sarl	1.350%	9/18/2039	EUR	7,275	6,257
DH Europe Finance II Sarl	1.800%	9/18/2049	EUR	1,108	830
Digital Dutch Finco BV	1.500%	3/15/2030	EUR	11,000	11,874
Digital Dutch Finco BV	1.250%	2/1/2031	EUR	6,684	6,952
Digital Dutch Finco BV	1.000%	1/15/2032	EUR	4,000	3,979
Digital Dutch Finco BV	3.875%	9/13/2033	EUR	4,000	4,652
Digital Dutch Finco BV	3.875%	7/15/2034	EUR	5,000	5,771
Digital Intrepid Holding BV	0.625%	7/15/2031	EUR	8,108	8,014
Digital Intrepid Holding BV	1.375%	7/18/2032	EUR	3,600	3,617
Digital Stout Holding LLC	3.300%	7/19/2029	GBP	4,938	6,185
Digital Stout Holding LLC	3.750%	10/17/2030	GBP	10,906	13,698
Dover Corp.	1.250%	11/9/2026	EUR	10,890	12,410
Dover Corp.	0.750%	11/4/2027	EUR	3,100	3,451
Dow Chemical Co.	1.125%	3/15/2032	EUR	9,000	8,957
Duke Energy Corp.	3.100%	6/15/2028	EUR	5,450	6,344
Duke Energy Corp.	3.750%	4/1/2031	EUR	15,850	18,683
DXC Capital Funding DAC	0.450%	9/15/2027	EUR	2,903	3,201
DXC Capital Funding DAC	0.950%	9/15/2031	EUR	4,171	4,092
Eaton Capital ULC	0.577%	3/8/2030	EUR	3,100	3,258
Eli Lilly & Co.	2.125%	6/3/2030	EUR	8,602	9,717
Eli Lilly & Co.	0.500%	9/14/2033	EUR	4,000	3,839
Eli Lilly & Co.	1.700%	11/1/2049	EUR	6,098	4,681
Eli Lilly & Co.	1.375%	9/14/2061	EUR	3,000	1,705
Emerson Electric Co.	2.000%	10/15/2029	EUR	1,004	1,131
Equinix Europe 2 Financing Corp. LLC	3.650%	9/3/2033	EUR	5,000	5,759
Equinix Europe 2 Financing Corp. LLC	4.000%	5/19/2034	EUR	2,000	2,344
Equinix Inc.	0.250%	3/15/2027	EUR	2,086	2,335
Experian Europe DAC	1.560%	5/16/2031	EUR	1,800	1,935
Experian Finance plc	3.250%	4/7/2032	GBP	3,128	3,829
Experian Finance plc	3.375%	10/10/2034	EUR	3,000	3,452
Exxon Mobil Corp.	0.835%	6/26/2032	EUR	9,968	9,990
FedEx Corp.	1.625%	1/11/2027	EUR	3,459	3,948
FedEx Corp.	0.950%	5/4/2033	EUR	8,109	7,671
Fidelity National Information Services Inc.	1.500%	5/21/2027	EUR	13,291	15,053
Fidelity National Information Services Inc.	1.000%	12/3/2028	EUR	6,000	6,519
Fidelity National Information Services Inc.	2.000%	5/21/2030	EUR	1,986	2,180
Fidelity National Information Services Inc.	2.950%	5/21/2039	EUR	714	733
Fiserv Funding ULC	2.875%	6/15/2028	EUR	10,000	11,510
Fiserv Funding ULC	4.000%	6/15/2036	EUR	2,000	2,276
Fiserv Inc.	1.125%	7/1/2027	EUR	2,008	2,254
Fiserv Inc.	1.625%	7/1/2030	EUR	12,415	13,260
Fiserv Inc.	3.000%	7/1/2031	GBP	4,100	4,860
Ford Credit Canada Co.	4.222%	1/10/2028	CAD	1,000	717
Ford Credit Canada Co.	5.242%	5/23/2028	CAD	4,500	3,300
Ford Credit Canada Co.	4.819%	9/11/2028	CAD	6,520	4,735
Ford Credit Canada Co.	5.668%	2/20/2030	CAD	3,000	2,225
Ford Credit Canada Co.	5.582%	5/23/2031	CAD	2,500	1,840
Ford Motor Credit Co. LLC	4.867%	8/3/2027	EUR	5,200	6,199
Ford Motor Credit Co. LLC	4.165%	11/21/2028	EUR	2,000	2,360
Ford Motor Credit Co. LLC	5.125%	2/20/2029	EUR	9,000	10,901
Ford Motor Credit Co. LLC	4.445%	2/14/2030	EUR	10,300	12,173
Ford Motor Credit Co. LLC	5.780%	4/30/2030	GBP	2,200	2,904
GA Global Funding Trust	3.750%	6/20/2032	EUR	7,000	8,052
GE Capital Canada Funding Co.	5.730%	10/22/2037	CAD	735	549
GE Capital UK Funding Unlimited Co.	5.875%	1/18/2033	GBP	4,959	6,931
General Electric Co.	1.500%	5/17/2029	EUR	4,771	5,317
General Electric Co.	4.125%	9/19/2035	EUR	11,585	14,135
General Electric Co.	2.125%	5/17/2037	EUR	3,706	3,683
General Electric Co.	4.875%	9/18/2037	GBP	465	566
General Mills Inc.	1.500%	4/27/2027	EUR	1,004	1,142
General Mills Inc.	3.907%	4/13/2029	EUR	5,598	6,681
General Mills Inc.	3.650%	10/23/2030	EUR	5,600	6,640
General Mills Inc.	3.850%	4/23/2034	EUR	3,937	4,626
General Motors Financial Co. Inc.	0.600%	5/20/2027	EUR	1,000	1,121
General Motors Financial Co. Inc.	3.900%	1/12/2028	EUR	10,000	11,824
General Motors Financial Co. Inc.	0.650%	9/7/2028	EUR	6,981	7,604
General Motors Financial Co. Inc.	4.300%	2/15/2029	EUR	12,700	15,271
General Motors Financial Co. Inc.	4.000%	7/10/2030	EUR	7,000	8,366

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
General Motors Financial of Canada Ltd.	5.000%	2/9/2029	CAD	5,985	4,464
General Motors Financial of Canada Ltd.	4.450%	2/25/2030	CAD	3,328	2,442
Global Payments Inc.	4.875%	3/17/2031	EUR	11,380	13,757
Goldman Sachs Group Inc.	2.599%	11/30/2027	CAD	19,895	14,152
Goldman Sachs Group Inc.	1.500%	12/7/2027	GBP	8,485	10,543
Goldman Sachs Group Inc.	0.250%	1/26/2028	EUR	18,635	20,464
Goldman Sachs Group Inc.	2.000%	3/22/2028	EUR	3,462	3,955
Goldman Sachs Group Inc.	1.250%	2/7/2029	EUR	5,000	5,517
Goldman Sachs Group Inc.	2.013%	2/28/2029	CAD	8,049	5,613
Goldman Sachs Group Inc.	0.875%	5/9/2029	EUR	700	759
Goldman Sachs Group Inc.	3.125%	7/25/2029	GBP	2,789	3,497
Goldman Sachs Group Inc.	3.625%	10/29/2029	GBP	5,066	6,495
Goldman Sachs Group Inc.	1.875%	12/16/2030	GBP	625	725
Goldman Sachs Group Inc.	0.750%	3/23/2032	EUR	10,794	10,774
Goldman Sachs Group Inc.	3.500%	1/23/2033	EUR	8,000	9,375
Goldman Sachs Group Inc.	1.000%	3/18/2033	EUR	8,231	8,185
Goldman Sachs Group Inc.	6.875%	1/18/2038	GBP	737	1,052
Haleon Netherlands Capital BV	2.125%	3/29/2034	EUR	6,200	6,511
HCN Canadian Holdings-1 LP	2.950%	1/15/2027	CAD	883	629
Highland Holdings Sarl	0.318%	12/15/2026	EUR	8,700	9,811
Highland Holdings Sarl	0.934%	12/15/2031	EUR	4,000	4,055
Honeywell International Inc.	2.250%	2/22/2028	EUR	4,318	4,949
Honeywell International Inc.	3.375%	3/1/2030	EUR	14,100	16,614
Honeywell International Inc.	0.750%	3/10/2032	EUR	1,550	1,544
Honeywell International Inc.	3.750%	5/17/2032	EUR	12,800	15,175
Honeywell International Inc.	4.125%	11/2/2034	EUR	5,508	6,649
Illinois Tool Works Inc.	0.625%	12/5/2027	EUR	2,883	3,208
Illinois Tool Works Inc.	3.250%	5/17/2028	EUR	5,150	6,057
Illinois Tool Works Inc.	2.125%	5/22/2030	EUR	7,280	8,151
Illinois Tool Works Inc.	3.375%	5/17/2032	EUR	11,000	12,888
International Business Machines Corp.	1.250%	1/29/2027	EUR	2,235	2,543
International Business Machines Corp.	0.300%	2/11/2028	EUR	9,685	10,649
International Business Machines Corp.	1.750%	3/7/2028	EUR	2,100	2,386
International Business Machines Corp.	1.500%	5/23/2029	EUR	3,300	3,671
International Business Machines Corp.	0.875%	2/9/2030	EUR	8,000	8,548
International Business Machines Corp.	1.750%	1/31/2031	EUR	4,642	5,044
International Business Machines Corp.	3.625%	2/6/2031	EUR	700	832
International Business Machines Corp.	0.650%	2/11/2032	EUR	4,900	4,875
International Business Machines Corp.	3.150%	2/10/2033	EUR	5,000	5,744
International Business Machines Corp.	1.250%	2/9/2034	EUR	4,900	4,804
International Business Machines Corp.	3.750%	2/6/2035	EUR	5,000	5,925
International Business Machines Corp.	1.200%	2/11/2040	EUR	2,637	2,149
International Business Machines Corp.	4.000%	2/6/2043	EUR	11,584	13,273
International Business Machines Corp.	3.800%	2/10/2045	EUR	6,700	7,325
Jefferies Financial Group Inc.	4.000%	4/16/2029	EUR	8,000	9,452
John Deere Capital Corp.	3.450%	7/16/2032	EUR	13,000	15,341
John Deere Cash Management Sarl	2.200%	4/2/2032	EUR	3,913	4,322
John Deere Cash Management Sarl	1.650%	6/13/2039	EUR	2,457	2,233
John Deere Financial Inc.	4.360%	1/20/2027	CAD	9,000	6,544
John Deere Financial Inc.	4.950%	6/14/2027	CAD	2,100	1,548
John Deere Financial Inc.	5.170%	9/15/2028	CAD	5,764	4,351
John Deere Financial Inc.	4.630%	4/4/2029	CAD	3,600	2,691
Johnson & Johnson	1.150%	11/20/2028	EUR	642	718
Johnson & Johnson	3.200%	6/1/2032	EUR	5,000	5,913
Johnson & Johnson	3.050%	2/26/2033	EUR	5,000	5,850
Johnson & Johnson	1.650%	5/20/2035	EUR	6,400	6,490
Johnson & Johnson	3.350%	6/1/2036	EUR	7,400	8,586
Johnson & Johnson	3.350%	2/26/2037	EUR	2,000	2,309
Johnson & Johnson	3.550%	6/1/2044	EUR	7,600	8,566
Johnson & Johnson	3.600%	2/26/2045	EUR	5,489	6,184
Johnson & Johnson	3.700%	2/26/2055	EUR	3,500	3,831
Johnson Controls International plc / Tyco Fire & Security Finance SCA	0.375%	9/15/2027	EUR	2,448	2,714
Johnson Controls International plc / Tyco Fire & Security Finance SCA	3.000%	9/15/2028	EUR	1,931	2,250
Johnson Controls International plc / Tyco Fire & Security Finance SCA	3.125%	12/11/2033	EUR	1,500	1,700
Johnson Controls International plc / Tyco Fire & Security Finance SCA	4.250%	5/23/2035	EUR	11,020	13,457
JPMorgan Chase & Co.	3.500%	12/18/2026	GBP	2,457	3,207
JPMorgan Chase & Co.	0.389%	2/24/2028	EUR	14,212	15,945
JPMorgan Chase & Co.	1.896%	3/5/2028	CAD	7,350	5,174
JPMorgan Chase & Co.	1.638%	5/18/2028	EUR	7,079	8,060
JPMorgan Chase & Co.	1.963%	3/23/2030	EUR	26,250	29,536

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	JPMorgan Chase & Co.	1.001%	7/25/2031	EUR	4,950	5,239
	JPMorgan Chase & Co.	4.457%	11/13/2031	EUR	15,000	18,487
	JPMorgan Chase & Co.	1.047%	11/4/2032	EUR	16,647	17,087
	JPMorgan Chase & Co.	1.895%	4/28/2033	GBP	6,000	6,720
	JPMorgan Chase & Co.	3.761%	3/21/2034	EUR	22,000	26,144
	Kellanova	0.500%	5/20/2029	EUR	3,000	3,211
	Kinder Morgan Inc.	2.250%	3/16/2027	EUR	3,489	4,003
	KKR Group Finance Co. V LLC	1.625%	5/22/2029	EUR	4,368	4,796
[3]	KKR Group Finance Co. XI LLC	1.559%	5/30/2029	JPY	500,000	3,243
	Kraft Heinz Foods Co.	2.250%	5/25/2028	EUR	8,500	9,716
	Kraft Heinz Foods Co.	3.250%	3/15/2033	EUR	8,000	9,053
	Linde Finance BV	0.550%	5/19/2032	EUR	6,800	6,682
	Linde plc	3.375%	6/12/2029	EUR	16,500	19,508
	Linde plc	3.200%	2/14/2031	EUR	14,000	16,360
	Linde plc	3.625%	6/12/2034	EUR	3,000	3,548
	Linde plc	1.625%	3/31/2035	EUR	14,000	13,788
	Linde plc	1.000%	9/30/2051	EUR	8,300	5,049
	MassMutual Global Funding II	5.000%	12/12/2027	GBP	2,000	2,665
	MassMutual Global Funding II	4.625%	10/5/2029	GBP	1,900	2,510
	MassMutual Global Funding II	3.750%	1/19/2030	EUR	2,100	2,499
	MassMutual Global Funding II	3.250%	6/11/2032	EUR	5,000	5,733
	Mastercard Inc.	2.100%	12/1/2027	EUR	3,975	4,566
	Mastercard Inc.	1.000%	2/22/2029	EUR	10,500	11,557
	McDonald's Corp.	1.750%	5/3/2028	EUR	1,200	1,362
	McDonald's Corp.	0.250%	10/4/2028	EUR	4,700	5,093
	McDonald's Corp.	3.800%	3/8/2029	AUD	2,000	1,287
	McDonald's Corp.	2.375%	5/31/2029	EUR	3,000	3,433
	McDonald's Corp.	1.500%	11/28/2029	EUR	7,700	8,499
	McDonald's Corp.	4.107%	8/21/2032	CAD	5,000	3,648
	McDonald's Corp.	2.950%	3/15/2034	GBP	6,200	7,147
	McDonald's Corp.	3.000%	5/31/2034	EUR	10,900	12,147
	McDonald's Corp.	4.250%	3/7/2035	EUR	3,000	3,656
	McDonald's Corp.	4.125%	11/28/2035	EUR	11,000	13,230
	McDonald's Corp.	4.125%	6/11/2054	GBP	600	591
	McKesson Corp.	3.125%	2/17/2029	GBP	511	648
	Medtronic Global Holdings SCA	0.375%	10/15/2028	EUR	1,904	2,068
	Medtronic Global Holdings SCA	3.000%	10/15/2028	EUR	1,730	2,025
	Medtronic Global Holdings SCA	1.625%	3/7/2031	EUR	3,500	3,790
	Medtronic Global Holdings SCA	1.000%	7/2/2031	EUR	10,364	10,771
	Medtronic Global Holdings SCA	0.750%	10/15/2032	EUR	1,913	1,891
	Medtronic Global Holdings SCA	3.375%	10/15/2034	EUR	1,547	1,804
	Medtronic Global Holdings SCA	2.250%	3/7/2039	EUR	1,499	1,461
	Medtronic Global Holdings SCA	1.500%	7/2/2039	EUR	3,603	3,159
	Medtronic Global Holdings SCA	1.375%	10/15/2040	EUR	4,866	4,025
	Medtronic Global Holdings SCA	1.750%	7/2/2049	EUR	7,504	5,495
	Medtronic Global Holdings SCA	1.625%	10/15/2050	EUR	7,042	4,868
	Medtronic Inc.	3.650%	10/15/2029	EUR	2,258	2,695
	Medtronic Inc.	2.950%	10/15/2030	EUR	8,500	9,863
	Medtronic Inc.	3.875%	10/15/2036	EUR	4,750	5,651
	Medtronic Inc.	4.200%	10/15/2045	EUR	3,500	4,032
	Medtronic Inc.	4.150%	10/15/2053	EUR	2,953	3,290
	Merck & Co. Inc.	2.500%	10/15/2034	EUR	2,574	2,813
	Merck & Co. Inc.	1.375%	11/2/2036	EUR	1,184	1,112
	Metropolitan Life Global Funding I	4.000%	7/13/2027	AUD	1,419	925
	Metropolitan Life Global Funding I	0.625%	12/8/2027	GBP	4,529	5,523
	Metropolitan Life Global Funding I	4.000%	4/5/2028	EUR	6,000	7,163
	Metropolitan Life Global Funding I	2.450%	1/12/2029	CAD	750	527
	Metropolitan Life Global Funding I	1.625%	9/21/2029	GBP	5,000	5,948
	Metropolitan Life Global Funding I	5.000%	1/10/2030	GBP	3,000	4,039
	Metropolitan Life Global Funding I	3.394%	4/9/2030	CAD	3,372	2,419
	Metropolitan Life Global Funding I	3.750%	12/5/2030	EUR	13,100	15,685
	Metropolitan Life Global Funding I	3.750%	12/7/2031	EUR	5,000	5,970
	Metropolitan Life Global Funding I	4.149%	6/6/2033	CAD	8,000	5,825
	Microsoft Corp.	3.125%	12/6/2028	EUR	7,964	9,383
	Microsoft Corp.	2.625%	5/2/2033	EUR	2,906	3,336
	Mohawk Capital Finance SA	1.750%	6/12/2027	EUR	1,400	1,591
	Molson Coors Beverage Co.	3.800%	6/15/2032	EUR	6,000	7,076
	Mondelez International Holdings Netherlands BV	0.250%	9/9/2029	EUR	4,637	4,889
	Mondelez International Holdings Netherlands BV	1.250%	9/9/2041	EUR	3,410	2,694
	Mondelez International Inc.	1.625%	3/8/2027	EUR	5,854	6,678

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Mondelez International Inc.	0.250%	3/17/2028	EUR	35,135	38,515
Mondelez International Inc.	4.625%	7/3/2031	CAD	3,000	2,244
Mondelez International Inc.	0.750%	3/17/2033	EUR	700	676
Mondelez International Inc.	2.375%	3/6/2035	EUR	1,525	1,594
Moody's Corp.	0.950%	2/25/2030	EUR	6,108	6,518
Morgan Stanley	1.875%	4/27/2027	EUR	4,887	5,592
Morgan Stanley	0.495%	10/26/2029	EUR	15,981	17,288
Morgan Stanley	0.497%	2/7/2031	EUR	10,880	11,325
Morgan Stanley	2.950%	5/7/2032	EUR	6,100	6,982
Morgan Stanley	5.789%	11/18/2033	GBP	13,700	19,006
Morgan Stanley	5.148%	1/25/2034	EUR	22,000	28,272
Morgan Stanley	3.955%	3/21/2035	EUR	15,424	18,391
Morgan Stanley	5.213%	10/24/2035	GBP	5,896	7,724
MSD Netherlands Capital BV	3.250%	5/30/2032	EUR	6,400	7,497
MSD Netherlands Capital BV	3.500%	5/30/2037	EUR	5,700	6,560
MSD Netherlands Capital BV	3.700%	5/30/2044	EUR	6,000	6,711
MSD Netherlands Capital BV	3.750%	5/30/2054	EUR	2,700	2,851
Nasdaq Inc.	1.750%	3/28/2029	EUR	4,688	5,231
Nasdaq Inc.	0.875%	2/13/2030	EUR	14,882	15,811
Nasdaq Inc.	4.500%	2/15/2032	EUR	7,509	9,277
Nasdaq Inc.	0.900%	7/30/2033	EUR	3,900	3,735
National Grid North America Inc.	1.054%	1/20/2031	EUR	13,500	14,064
National Grid North America Inc.	3.631%	9/3/2031	EUR	8,000	9,446
National Grid North America Inc.	3.724%	11/25/2034	EUR	5,000	5,822
Nestle Capital Corp.	5.250%	4/4/2034	AUD	2,000	1,355
Nestle Capital Corp.	5.250%	3/13/2035	AUD	10,000	6,708
Nestle Finance International Ltd.	0.125%	11/12/2027	EUR	6,000	6,639
Nestle Finance International Ltd.	1.250%	11/2/2029	EUR	1,464	1,617
Nestle Finance International Ltd.	1.500%	4/1/2030	EUR	4,876	5,411
Nestle Finance International Ltd.	1.250%	3/29/2031	EUR	2,096	2,249
Nestle Finance International Ltd.	0.375%	5/12/2032	EUR	4,000	3,971
Nestle Finance International Ltd.	0.000%	3/3/2033	EUR	8,545	8,058
Nestle Finance International Ltd.	1.500%	3/29/2035	EUR	3,500	3,489
Nestle Finance International Ltd.	1.750%	11/2/2037	EUR	2,975	2,861
Nestle Finance International Ltd.	0.375%	12/3/2040	EUR	3,413	2,486
Nestle Finance International Ltd.	0.875%	6/14/2041	EUR	11,740	9,196
Nestle Holdings Inc.	2.125%	4/4/2027	GBP	1,250	1,602
Nestle Holdings Inc.	2.192%	1/26/2029	CAD	8,970	6,247
Nestle Holdings Inc.	2.500%	4/4/2032	GBP	12,000	14,159
Nestle Holdings Inc.	5.125%	9/21/2032	GBP	5,000	6,860
Nestle Holdings Inc.	1.375%	6/23/2033	GBP	5,000	5,267
Netflix Inc.	3.625%	5/15/2027	EUR	10,000	11,745
Netflix Inc.	4.625%	5/15/2029	EUR	2,500	3,070
Netflix Inc.	3.875%	11/15/2029	EUR	13,000	15,614
Netflix Inc.	3.625%	6/15/2030	EUR	5,500	6,551
New York Life Global Funding	1.250%	12/17/2026	GBP	1,276	1,627
New York Life Global Funding	0.250%	1/23/2027	EUR	8,513	9,565
New York Life Global Funding	1.500%	7/15/2027	GBP	3,635	4,575
New York Life Global Funding	2.000%	4/17/2028	CAD	5,207	3,640
New York Life Global Funding	0.750%	12/14/2028	GBP	2,000	2,380
New York Life Global Funding	4.950%	12/7/2029	GBP	11,500	15,550
New York Life Global Funding	3.625%	1/9/2030	EUR	2,700	3,210
New York Life Global Funding	3.450%	1/30/2031	EUR	4,200	4,950
New York Life Global Funding	3.200%	1/15/2032	EUR	1,000	1,156
New York Life Global Funding	4.000%	6/17/2032	CAD	4,400	3,194
New York Life Global Funding	3.625%	6/8/2035	EUR	6,300	7,360
NextEra Energy Capital Holdings Inc.	2.200%	12/2/2026	AUD	2,210	1,418
NextEra Energy Capital Holdings Inc.	3.830%	6/12/2030	CAD	2,600	1,886
NextEra Energy Capital Holdings Inc.	4.850%	4/30/2031	CAD	4,500	3,407
NextEra Energy Capital Holdings Inc.	4.670%	6/12/2035	CAD	10,750	7,924
Novartis AG	0.625%	11/13/2029	CHF	6,355	7,963
Novartis AG	1.050%	5/11/2035	CHF	3,000	3,785
Novartis Finance SA	1.625%	11/9/2026	EUR	2,457	2,818
Novartis Finance SA	0.000%	9/23/2028	EUR	17,000	18,323
Novartis Finance SA	1.375%	8/14/2030	EUR	8,956	9,765
Omnicom Capital Holdings plc	2.250%	11/22/2033	GBP	2,271	2,410
Omnicom Finance Holdings plc	0.800%	7/8/2027	EUR	6,896	7,735
Omnicom Finance Holdings plc	1.400%	7/8/2031	EUR	2,231	2,343
Omnicom Finance Holdings plc	3.700%	3/6/2032	EUR	5,000	5,869
Pacific Life Global Funding II	4.195%	7/29/2032	CAD	2,500	1,832

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Parker-Hannifin Corp.	2.900%	3/1/2030	EUR	9,860	11,315
PepsiCo Inc.	0.750%	3/18/2027	EUR	1,004	1,134
PepsiCo Inc.	0.500%	5/6/2028	EUR	5,826	6,415
PepsiCo Inc.	0.875%	7/18/2028	EUR	1,725	1,910
PepsiCo Inc.	1.125%	3/18/2031	EUR	957	1,015
PepsiCo Inc.	0.400%	10/9/2032	EUR	6,172	5,965
PepsiCo Inc.	0.750%	10/14/2033	EUR	3,455	3,331
PepsiCo Inc.	3.450%	7/28/2037	EUR	5,000	5,770
PepsiCo Inc.	0.875%	10/16/2039	EUR	4,868	3,977
PepsiCo Inc.	1.050%	10/9/2050	EUR	3,093	1,973
Pfizer Inc.	1.000%	3/6/2027	EUR	1,635	1,855
Pfizer Inc.	2.735%	6/15/2043	GBP	5,207	4,636
Pfizer Netherlands International Finance BV	4.250%	5/19/2045	EUR	5,000	5,950
Philip Morris International Inc.	2.875%	5/14/2029	EUR	1,228	1,420
Philip Morris International Inc.	0.800%	8/1/2031	EUR	4,461	4,519
Philip Morris International Inc.	3.125%	6/3/2033	EUR	452	518
Philip Morris International Inc.	2.000%	5/9/2036	EUR	2,910	2,814
Philip Morris International Inc.	1.875%	11/6/2037	EUR	1,237	1,140
Philip Morris International Inc.	1.450%	8/1/2039	EUR	7,998	6,672
PPG Industries Inc.	1.400%	3/13/2027	EUR	100	114
PPG Industries Inc.	2.750%	6/1/2029	EUR	3,306	3,800
PPG Industries Inc.	3.250%	3/4/2032	EUR	5,000	5,742
Procter & Gamble Co.	4.875%	5/11/2027	EUR	5,000	5,986
Procter & Gamble Co.	1.200%	10/30/2028	EUR	2,321	2,586
Procter & Gamble Co.	1.800%	5/3/2029	GBP	2,198	2,700
Procter & Gamble Co.	1.250%	10/25/2029	EUR	3,459	3,795
Procter & Gamble Co.	0.350%	5/5/2030	EUR	10,000	10,462
Procter & Gamble Co.	3.250%	8/2/2031	EUR	3,000	3,550
Procter & Gamble Co.	1.875%	10/30/2038	EUR	1,184	1,148
Procter & Gamble Co.	0.900%	11/4/2041	EUR	4,000	3,137
Prologis Euro Finance LLC	0.250%	9/10/2027	EUR	6,272	6,935
Prologis Euro Finance LLC	0.375%	2/6/2028	EUR	2,771	3,049
Prologis Euro Finance LLC	1.875%	1/5/2029	EUR	5,579	6,275
Prologis Euro Finance LLC	1.000%	2/8/2029	EUR	7,033	7,683
Prologis Euro Finance LLC	0.625%	9/10/2031	EUR	3,031	3,030
Prologis Euro Finance LLC	0.500%	2/16/2032	EUR	4,603	4,496
Prologis Euro Finance LLC	3.250%	9/22/2032	EUR	1,750	2,006
Prologis Euro Finance LLC	4.625%	5/23/2033	EUR	9,700	12,091
Prologis Euro Finance LLC	1.500%	2/8/2034	EUR	2,100	2,078
Prologis Euro Finance LLC	4.000%	5/5/2034	EUR	2,800	3,322
Prologis Euro Finance LLC	1.000%	2/6/2035	EUR	1,590	1,466
Prologis Euro Finance LLC	1.000%	2/16/2041	EUR	3,470	2,573
Prologis Euro Finance LLC	4.250%	1/31/2043	EUR	2,000	2,269
Prologis Euro Finance LLC	1.500%	9/10/2049	EUR	1,481	1,016
Prologis LP	4.700%	3/1/2029	CAD	3,295	2,459
Prologis LP	2.250%	6/30/2029	GBP	5,549	6,799
Prologis LP	5.250%	1/15/2031	CAD	2,100	1,615
Prologis LP	3.600%	2/15/2032	CAD	16,925	11,985
Prologis LP	4.200%	2/15/2033	CAD	8,335	6,068
Public Storage Operating Co.	0.500%	9/9/2030	EUR	4,259	4,350
Public Storage Operating Co.	0.875%	1/24/2032	EUR	3,324	3,325
Public Storage Operating Co.	3.500%	1/20/2034	EUR	9,877	11,362
Realty Income Corp.	1.875%	1/14/2027	GBP	1,176	1,501
Realty Income Corp.	1.125%	7/13/2027	GBP	6,862	8,575
Realty Income Corp.	4.875%	7/6/2030	EUR	6,769	8,375
Realty Income Corp.	1.625%	12/15/2030	GBP	2,000	2,282
Realty Income Corp.	3.375%	6/20/2031	EUR	6,512	7,551
Realty Income Corp.	5.750%	12/5/2031	GBP	3,077	4,229
Realty Income Corp.	1.750%	7/13/2033	GBP	1,257	1,315
Realty Income Corp.	5.125%	7/6/2034	EUR	2,000	2,556
Realty Income Corp.	3.875%	6/20/2035	EUR	7,217	8,359
Realty Income Corp.	6.000%	12/5/2039	GBP	4,614	6,196
Realty Income Corp.	2.500%	1/14/2042	GBP	1,254	1,074
Robert Bosch Finance LLC	2.750%	5/28/2028	EUR	1,000	1,157
Roche Finance Europe BV	3.564%	5/3/2044	EUR	4,550	5,099
Roche Kapitalmarkt AG	2.000%	9/23/2032	CHF	5,000	6,741
Roche Kapitalmarkt AG	1.000%	2/25/2037	CHF	7,000	8,722
RTX Corp.	2.150%	5/18/2030	EUR	7,184	8,033
Sanofi SA	0.500%	1/13/2027	EUR	100	113
Sanofi SA	1.125%	4/5/2028	EUR	5,200	5,846

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Sanofi SA	0.875%	3/21/2029	EUR	5,000	5,474
Sanofi SA	1.500%	4/1/2030	EUR	13,400	14,801
Sanofi SA	1.875%	3/21/2038	EUR	3,700	3,591
Schlumberger Finance BV	0.250%	10/15/2027	EUR	6,913	7,647
Schlumberger Finance BV	0.500%	10/15/2031	EUR	4,913	4,896
Schlumberger Finance BV	2.000%	5/6/2032	EUR	2,981	3,213
Schneider Electric SE	1.375%	6/21/2027	EUR	7,200	8,178
Schneider Electric SE	1.500%	1/15/2028	EUR	5,400	6,112
Schneider Electric SE	0.250%	3/11/2029	EUR	4,400	4,708
Schneider Electric SE	3.375%	4/13/2034	EUR	7,000	8,142
Schneider Electric SE	3.250%	10/10/2035	EUR	11,000	12,581
Schneider Electric SE	3.375%	9/3/2036	EUR	7,000	8,026
Shell International Finance BV	1.625%	1/20/2027	EUR	11,925	13,642
Shell International Finance BV	0.125%	11/8/2027	EUR	2,457	2,714
Shell International Finance BV	1.500%	4/7/2028	EUR	8,000	9,038
Shell International Finance BV	1.250%	5/12/2028	EUR	4,217	4,736
Shell International Finance BV	0.750%	8/15/2028	EUR	4,913	5,427
Shell International Finance BV	1.000%	12/10/2030	GBP	4,121	4,674
Shell International Finance BV	1.875%	4/7/2032	EUR	13,913	15,047
Shell International Finance BV	0.875%	11/8/2039	EUR	4,868	3,813
Shell International Finance BV	1.750%	9/10/2052	GBP	2,457	1,492
Signify NV	2.375%	5/11/2027	EUR	4,450	5,113
Simon International Finance SCA	1.125%	3/19/2033	EUR	4,679	4,558
Southern Co.	1.875%	9/15/2081	EUR	3,776	4,219
Stellantis NV	4.500%	7/7/2028	EUR	6,423	7,702
Stellantis NV	0.750%	1/18/2029	EUR	3,000	3,226
Stellantis NV	1.125%	9/18/2029	EUR	4,000	4,313
Stellantis NV	4.375%	3/14/2030	EUR	5,000	6,021
Stellantis NV	4.250%	6/16/2031	EUR	12,900	15,298
Stellantis NV	2.750%	4/1/2032	EUR	5,500	5,927
Stellantis NV	1.250%	6/20/2033	EUR	10,052	9,471
Stryker Corp.	2.125%	11/30/2027	EUR	6,957	7,973
Stryker Corp.	3.375%	12/11/2028	EUR	4,478	5,282
Stryker Corp.	0.750%	3/1/2029	EUR	9,500	10,310
Stryker Corp.	2.625%	11/30/2030	EUR	5,048	5,748
Stryker Corp.	1.000%	12/3/2031	EUR	5,365	5,495
Stryker Corp.	3.375%	9/11/2032	EUR	3,500	4,086
Stryker Corp.	3.625%	9/11/2036	EUR	3,500	4,036
Swiss Re Finance UK plc	2.714%	6/4/2052	EUR	7,900	8,596
Thermo Fisher Scientific Finance I BV	0.800%	10/18/2030	EUR	5,286	5,530
Thermo Fisher Scientific Finance I BV	1.125%	10/18/2033	EUR	14,731	14,555
Thermo Fisher Scientific Finance I BV	1.625%	10/18/2041	EUR	6,747	5,642
Thermo Fisher Scientific Finance I BV	2.000%	10/18/2051	EUR	7,000	5,233
Thermo Fisher Scientific Inc.	1.450%	3/16/2027	EUR	3,500	3,986
Thermo Fisher Scientific Inc.	1.750%	4/15/2027	EUR	1,455	1,665
Thermo Fisher Scientific Inc.	0.500%	3/1/2028	EUR	1,899	2,099
Thermo Fisher Scientific Inc.	1.375%	9/12/2028	EUR	552	618
Thermo Fisher Scientific Inc.	1.950%	7/24/2029	EUR	5,000	5,611
Thermo Fisher Scientific Inc.	0.875%	10/1/2031	EUR	11,000	11,256
Thermo Fisher Scientific Inc.	3.650%	11/21/2034	EUR	2,800	3,317
Thermo Fisher Scientific Inc.	2.875%	7/24/2037	EUR	3,289	3,539
Thermo Fisher Scientific Inc.	1.500%	10/1/2039	EUR	1,906	1,656
Thermo Fisher Scientific Inc.	1.875%	10/1/2049	EUR	2,819	2,110
Time Warner Cable LLC	5.250%	7/15/2042	GBP	2,863	3,243
T-Mobile USA Inc.	3.550%	5/8/2029	EUR	5,200	6,165
T-Mobile USA Inc.	3.150%	2/11/2032	EUR	3,500	4,037
T-Mobile USA Inc.	3.700%	5/8/2032	EUR	6,000	7,106
T-Mobile USA Inc.	3.850%	5/8/2036	EUR	7,900	9,280
T-Mobile USA Inc.	3.500%	2/11/2037	EUR	5,000	5,624
T-Mobile USA Inc.	3.800%	2/11/2045	EUR	3,000	3,230
Toyota Motor Credit Corp.	0.750%	11/19/2026	GBP	4,376	5,552
Toyota Motor Credit Corp.	0.125%	11/5/2027	EUR	11,552	12,709
Toyota Motor Credit Corp.	4.050%	9/13/2029	EUR	10,800	13,031
Toyota Motor Credit Corp.	3.850%	7/24/2030	EUR	5,800	6,966
Toyota Motor Credit Corp.	3.625%	7/15/2031	EUR	7,500	8,926
Trillium Windpower LP	5.803%	2/15/2033	CAD	224	169
United Parcel Service Inc.	1.000%	11/15/2028	EUR	6,000	6,629
United Parcel Service Inc.	1.500%	11/15/2032	EUR	1,590	1,645
United Parcel Service Inc.	5.125%	2/12/2050	GBP	500	607
Upjohn Finance BV	1.362%	6/23/2027	EUR	6,910	7,811

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Upjohn Finance BV	1.908%	6/23/2032	EUR	5,210	5,345
Utah Acquisition Sub Inc.	3.125%	11/22/2028	EUR	4,833	5,597
Ventas Canada Finance Ltd.	2.450%	1/4/2027	CAD	1,000	710
Ventas Canada Finance Ltd.	5.100%	3/5/2029	CAD	6,171	4,625
Verizon Communications Inc.	4.500%	8/17/2027	AUD	7,000	4,602
Verizon Communications Inc.	2.375%	3/22/2028	CAD	26,623	18,726
Verizon Communications Inc.	2.350%	3/23/2028	AUD	600	375
Verizon Communications Inc.	1.125%	11/3/2028	GBP	9,303	11,209
Verizon Communications Inc.	0.375%	3/22/2029	EUR	12,083	12,911
Verizon Communications Inc.	1.875%	10/26/2029	EUR	951	1,061
Verizon Communications Inc.	1.250%	4/8/2030	EUR	1,213	1,304
Verizon Communications Inc.	1.875%	9/19/2030	GBP	2,322	2,709
Verizon Communications Inc.	4.250%	10/31/2030	EUR	7,000	8,535
Verizon Communications Inc.	2.500%	4/8/2031	GBP	466	551
Verizon Communications Inc.	2.625%	12/1/2031	EUR	3,291	3,692
Verizon Communications Inc.	0.875%	3/19/2032	EUR	12,276	12,292
Verizon Communications Inc.	0.750%	3/22/2032	EUR	10,098	10,032
Verizon Communications Inc.	3.500%	6/28/2032	EUR	5,800	6,792
Verizon Communications Inc.	1.300%	5/18/2033	EUR	7,229	7,212
Verizon Communications Inc.	4.750%	2/17/2034	GBP	2,000	2,564
Verizon Communications Inc.	4.750%	10/31/2034	EUR	16,167	20,338
Verizon Communications Inc.	1.125%	9/19/2035	EUR	5,296	4,851
Verizon Communications Inc.	3.125%	11/2/2035	GBP	2,029	2,228
Verizon Communications Inc.	3.750%	2/28/2036	EUR	9,700	11,243
Verizon Communications Inc.	3.375%	10/27/2036	GBP	5,326	5,809
Verizon Communications Inc.	2.875%	1/15/2038	EUR	4,785	4,978
Verizon Communications Inc.	1.875%	11/3/2038	GBP	4,106	3,558
Verizon Communications Inc.	1.500%	9/19/2039	EUR	2,345	1,996
Verizon Communications Inc.	3.500%	11/4/2039	AUD	5,500	2,711
Verizon Communications Inc.	1.850%	5/18/2040	EUR	1,696	1,493
Verizon Communications Inc.	3.625%	5/16/2050	CAD	2,880	1,643
Visa Inc.	2.000%	6/15/2029	EUR	13,500	15,275
Visa Inc.	2.375%	6/15/2034	EUR	4,500	4,909
Wabtec Transportation Netherlands BV	1.250%	12/3/2027	EUR	2,757	3,088
Walmart Inc.	4.875%	9/21/2029	EUR	5,252	6,587
Walmart Inc.	5.625%	3/27/2034	GBP	6,045	8,513
Walt Disney Co.	3.057%	3/30/2027	CAD	4,925	3,523
Wells Fargo & Co.	1.000%	2/2/2027	EUR	11,763	13,328
Wells Fargo & Co.	2.493%	2/18/2027	CAD	6,292	4,466
Wells Fargo & Co.	1.500%	5/24/2027	EUR	9,725	11,053
Wells Fargo & Co.	3.473%	4/26/2028	GBP	300	389
Wells Fargo & Co.	5.083%	4/26/2028	CAD	6,275	4,611
Wells Fargo & Co.	3.500%	9/12/2029	GBP	2,155	2,740
Wells Fargo & Co.	1.741%	5/4/2030	EUR	4,913	5,467
Wells Fargo & Co.	0.625%	8/14/2030	EUR	3,610	3,753
Wells Fargo & Co.	2.125%	9/24/2031	GBP	17,000	19,548
Wells Fargo & Co.	3.900%	7/22/2032	EUR	21,000	25,094
Wells Fargo & Co.	4.625%	11/2/2035	GBP	1,737	2,202
Welltower OP LLC	4.800%	11/20/2028	GBP	3,650	4,838
Welltower OP LLC	4.500%	12/1/2034	GBP	6,366	7,932
Westlake Corp.	1.625%	7/17/2029	EUR	3,100	3,399
WP Carey Inc.	3.700%	11/19/2034	EUR	4,108	4,663
WPC Eurobond BV	2.125%	4/15/2027	EUR	8,339	9,532
WPC Eurobond BV	1.350%	4/15/2028	EUR	4,461	4,972
WPC Eurobond BV	0.950%	6/1/2030	EUR	1,024	1,075
Zimmer Biomet Holdings Inc.	3.518%	12/15/2032	EUR	9,100	10,556
					4,151,011
Total Corporate Bonds (Cost $27,691,192)					28,068,250
Sovereign Bonds (76.4%)
Australia (2.7%)
Australian Capital Territory	3.000%	4/18/2028	AUD	110	71
Australian Capital Territory	2.250%	5/22/2029	AUD	4,650	2,871
Australian Capital Territory	1.750%	5/17/2030	AUD	390	230
Australian Capital Territory	1.750%	10/23/2031	AUD	14,360	8,121
Australian Capital Territory	4.500%	10/23/2034	AUD	15,000	9,522
Australian Capital Territory	5.250%	10/23/2036	AUD	12,000	7,903
Commonwealth of Australia	4.750%	4/21/2027	AUD	205,559	136,761
Commonwealth of Australia	2.750%	11/21/2027	AUD	189,680	122,142

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Commonwealth of Australia	2.250%	5/21/2028	AUD	151,607	96,013
	Commonwealth of Australia	2.750%	11/21/2028	AUD	153,332	97,888
	Commonwealth of Australia	3.250%	4/21/2029	AUD	149,969	96,917
	Commonwealth of Australia	2.750%	11/21/2029	AUD	160,415	101,376
	Commonwealth of Australia	2.500%	5/21/2030	AUD	217,425	135,108
	Commonwealth of Australia	1.000%	12/21/2030	AUD	190,581	108,699
	Commonwealth of Australia	1.500%	6/21/2031	AUD	174,052	100,545
	Commonwealth of Australia	1.000%	11/21/2031	AUD	186,185	102,993
	Commonwealth of Australia	1.250%	5/21/2032	AUD	170,458	94,239
	Commonwealth of Australia	1.750%	11/21/2032	AUD	137,599	77,574
	Commonwealth of Australia	4.500%	4/21/2033	AUD	124,730	83,907
	Commonwealth of Australia	3.000%	11/21/2033	AUD	149,170	90,108
	Commonwealth of Australia	3.750%	5/21/2034	AUD	111,000	70,394
	Commonwealth of Australia	4.250%	6/21/2034	AUD	50,000	32,865
	Commonwealth of Australia	3.500%	12/21/2034	AUD	143,000	88,363
	Commonwealth of Australia	2.750%	6/21/2035	AUD	108,718	62,570
	Commonwealth of Australia	4.250%	12/21/2035	AUD	90,000	58,611
	Commonwealth of Australia	4.250%	3/21/2036	AUD	105,000	68,290
	Commonwealth of Australia	4.250%	10/21/2036	AUD	80,000	51,818
	Commonwealth of Australia	3.750%	4/21/2037	AUD	83,531	51,475
	Commonwealth of Australia	3.250%	6/21/2039	AUD	53,137	30,288
	Commonwealth of Australia	2.750%	5/21/2041	AUD	70,669	36,696
	Commonwealth of Australia	3.000%	3/21/2047	AUD	69,016	34,034
	Commonwealth of Australia	1.750%	6/21/2051	AUD	85,351	29,968
	Commonwealth of Australia	4.750%	6/21/2054	AUD	55,500	35,242
	Housing Australia	2.380%	3/28/2029	AUD	1,435	893
	Housing Australia	1.520%	5/27/2030	AUD	4,500	2,629
	Housing Australia	1.410%	6/29/2032	AUD	4,550	2,458
	Housing Australia	2.335%	6/30/2036	AUD	1,265	652
	Housing Australia	5.785%	11/8/2038	AUD	3,580	2,525
	New South Wales Treasury Corp.	3.000%	5/20/2027	AUD	64,134	41,549
	New South Wales Treasury Corp.	3.000%	3/20/2028	AUD	79,668	51,267
	New South Wales Treasury Corp.	3.000%	11/15/2028	AUD	9,794	6,263
	New South Wales Treasury Corp.	3.000%	4/20/2029	AUD	18,463	11,753
	New South Wales Treasury Corp.	3.000%	2/20/2030	AUD	87,903	55,343
	New South Wales Treasury Corp.	1.250%	11/20/2030	AUD	38,516	21,973
	New South Wales Treasury Corp.	2.000%	3/20/2031	AUD	75,691	44,419
	New South Wales Treasury Corp.	1.500%	2/20/2032	AUD	54,231	30,006
	New South Wales Treasury Corp.	2.500%	11/22/2032	AUD	15,000	8,689
	New South Wales Treasury Corp.	2.000%	3/8/2033	AUD	86,212	47,602
	New South Wales Treasury Corp.	1.750%	3/20/2034	AUD	66,000	34,401
	New South Wales Treasury Corp.	4.750%	2/20/2035	AUD	45,000	29,377
	New South Wales Treasury Corp.	4.250%	2/20/2036	AUD	86,000	53,220
	New South Wales Treasury Corp.	4.750%	2/20/2037	AUD	20,000	12,740
	New South Wales Treasury Corp.	3.500%	11/20/2037	AUD	2,158	1,205
	New South Wales Treasury Corp.	5.250%	2/24/2038	AUD	28,000	18,458
	New South Wales Treasury Corp.	2.250%	11/20/2040	AUD	8,603	3,833
	New South Wales Treasury Corp.	2.250%	5/7/2041	AUD	24,500	10,804
	New South Wales Treasury Corp.	2.450%	8/24/2050	AUD	89	33
	Northern Territory Treasury Corp.	2.750%	4/21/2027	AUD	6,900	4,451
	Northern Territory Treasury Corp.	3.500%	4/21/2028	AUD	1,100	714
	Northern Territory Treasury Corp.	2.000%	5/21/2029	AUD	5,000	3,053
	Northern Territory Treasury Corp.	3.500%	5/21/2030	AUD	6,100	3,874
	Northern Territory Treasury Corp.	2.000%	4/21/2031	AUD	7,600	4,393
	Northern Territory Treasury Corp.	3.750%	4/21/2033	AUD	7,900	4,803
	Northern Territory Treasury Corp.	5.500%	3/21/2036	AUD	17,500	11,620
	Northern Territory Treasury Corp.	5.250%	5/21/2038	AUD	1,800	1,147
	Northern Territory Treasury Corp.	4.100%	11/21/2042	AUD	500	267
[3]	Queensland Treasury Corp.	3.250%	7/21/2028	AUD	44,701	28,865
[3]	Queensland Treasury Corp.	3.250%	8/21/2029	AUD	32,949	21,078
[3]	Queensland Treasury Corp.	3.500%	8/21/2030	AUD	61,883	39,527
[3]	Queensland Treasury Corp.	1.250%	3/10/2031	AUD	15,000	8,452
[3]	Queensland Treasury Corp.	1.750%	8/21/2031	AUD	64,678	36,976
[3]	Queensland Treasury Corp.	1.500%	3/2/2032	AUD	10,700	5,905
[3]	Queensland Treasury Corp.	1.500%	8/20/2032	AUD	79,631	43,197
[3]	Queensland Treasury Corp.	4.500%	3/9/2033	AUD	6,500	4,270
	Queensland Treasury Corp.	6.500%	3/14/2033	AUD	4,065	2,995
	Queensland Treasury Corp.	2.000%	8/22/2033	AUD	58,000	31,441
[3]	Queensland Treasury Corp.	1.750%	7/20/2034	AUD	64,875	33,326
[3]	Queensland Treasury Corp.	3.250%	5/21/2035	EUR	11,000	12,712

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Queensland Treasury Corp.	3.250%	5/21/2035	EUR	13,582	15,696
[3]	Queensland Treasury Corp.	4.500%	8/22/2035	AUD	53,000	33,636
[3]	Queensland Treasury Corp.	5.250%	7/21/2036	AUD	37,000	24,702
[3]	Queensland Treasury Corp.	5.000%	7/21/2037	AUD	20,000	12,925
[3]	Queensland Treasury Corp.	5.250%	8/13/2038	AUD	10,455	6,838
[3]	Queensland Treasury Corp.	2.250%	4/16/2040	AUD	7,346	3,274
[3]	Queensland Treasury Corp.	2.250%	11/20/2041	AUD	7,248	3,109
[3]	Queensland Treasury Corp.	4.200%	2/20/2047	AUD	8,749	4,740
	South Australian Government Financing Authority	2.750%	5/24/2030	AUD	37,989	23,563
	South Australian Government Financing Authority	4.500%	5/23/2031	AUD	20,000	13,305
	South Australian Government Financing Authority	1.750%	5/24/2032	AUD	30,665	17,098
	South Australian Government Financing Authority	1.750%	5/24/2034	AUD	35,000	18,125
	Tasmanian Public Finance Corp.	3.250%	1/24/2028	AUD	735	475
	Tasmanian Public Finance Corp.	2.000%	1/24/2030	AUD	265	159
	Tasmanian Public Finance Corp.	4.750%	1/21/2031	AUD	5,000	3,342
	Tasmanian Public Finance Corp.	2.250%	1/22/2032	AUD	28,158	16,223
	Tasmanian Public Finance Corp.	5.250%	1/23/2036	AUD	15,000	9,940
	Treasury Corp. of Victoria	5.500%	11/17/2026	AUD	40,463	26,962
	Treasury Corp. of Victoria	1.250%	11/19/2027	AUD	22,321	13,887
	Treasury Corp. of Victoria	3.000%	10/20/2028	AUD	35,964	22,991
	Treasury Corp. of Victoria	2.500%	10/22/2029	AUD	52,889	32,745
	Treasury Corp. of Victoria	1.500%	11/20/2030	AUD	31,540	18,155
	Treasury Corp. of Victoria	1.500%	9/10/2031	AUD	54,099	30,298
	Treasury Corp. of Victoria	4.250%	12/20/2032	AUD	95,982	61,851
	Treasury Corp. of Victoria	2.250%	9/15/2033	AUD	99,516	54,882
	Treasury Corp. of Victoria	2.250%	11/20/2034	AUD	84,782	44,959
	Treasury Corp. of Victoria	2.000%	9/17/2035	AUD	63,116	31,801
	Treasury Corp. of Victoria	4.750%	9/15/2036	AUD	100,000	63,782
	Treasury Corp. of Victoria	2.000%	11/20/2037	AUD	17,516	8,164
	Treasury Corp. of Victoria	5.250%	9/15/2038	AUD	29,000	18,952
	Treasury Corp. of Victoria	5.500%	9/15/2039	AUD	20,000	13,210
	Treasury Corp. of Victoria	5.000%	11/20/2040	AUD	30,000	18,640
	Treasury Corp. of Victoria	2.250%	11/20/2041	AUD	17,167	7,322
	Treasury Corp. of Victoria	2.250%	11/20/2042	AUD	5,000	2,082
	Western Australian Treasury Corp.	3.000%	10/21/2027	AUD	4,897	3,166
	Western Australian Treasury Corp.	3.250%	7/20/2028	AUD	24,607	15,893
	Western Australian Treasury Corp.	2.750%	7/24/2029	AUD	22,991	14,472
	Western Australian Treasury Corp.	1.500%	10/22/2030	AUD	36,400	21,088
	Western Australian Treasury Corp.	1.750%	10/22/2031	AUD	40,131	22,931
	Western Australian Treasury Corp.	2.000%	10/24/2034	AUD	7,629	4,008
	Western Australian Treasury Corp.	2.250%	7/23/2041	AUD	1,006	448
						3,678,599
Austria (1.1%)
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/9/2029	EUR	4,461	4,728
	Autobahnen- und Schnell- strassen-Finanzierungs AG	1.500%	9/15/2030	EUR	12,450	13,700
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.125%	6/2/2031	EUR	6,150	6,168
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	6/20/2033	EUR	2,192	2,511
	Autobahnen- und Schnell- strassen-Finanzierungs AG	2.750%	10/2/2034	EUR	15,200	17,245
	Autobahnen- und Schnell- strassen-Finanzierungs AG	0.100%	7/16/2035	EUR	2,750	2,381
[1]	Oesterreichische Kontrollbank AG	2.875%	2/25/2030	CHF	8,210	11,285
[3]	Republic of Austria	0.500%	4/20/2027	EUR	149,991	169,266
[3]	Republic of Austria	0.750%	2/20/2028	EUR	37,190	41,627
[3]	Republic of Austria	0.000%	10/20/2028	EUR	17,760	19,211
[3]	Republic of Austria	0.500%	2/20/2029	EUR	743	810
[3]	Republic of Austria	2.500%	10/20/2029	EUR	125,585	145,911
[3]	Republic of Austria	0.000%	2/20/2030	EUR	63,063	65,762
[3]	Republic of Austria	3.450%	10/20/2030	EUR	85,000	102,566
[3]	Republic of Austria	0.000%	2/20/2031	EUR	136,491	138,147
[3]	Republic of Austria	2.800%	9/20/2032	EUR	35,306	41,019
[3]	Republic of Austria	2.900%	2/20/2033	EUR	58,779	68,610
[3]	Republic of Austria	2.900%	2/20/2034	EUR	130,000	150,669
[3]	Republic of Austria	2.400%	5/23/2034	EUR	2,758	3,075
[3]	Republic of Austria	5.375%	12/1/2034	CAD	798	633
[3]	Republic of Austria	0.250%	10/20/2036	EUR	54,294	46,270
[3]	Republic of Austria	4.150%	3/15/2037	EUR	63,732	80,717
	Republic of Austria	3.200%	7/15/2039	EUR	33,757	38,726
	Republic of Austria	0.840%	5/22/2040	CHF	8,000	9,922
[3]	Republic of Austria	0.000%	10/20/2040	EUR	68,567	48,217
[3]	Republic of Austria	3.150%	6/20/2044	EUR	24,502	27,154

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Republic of Austria	1.500%	2/20/2047	EUR	38,873	31,509
[3]	Republic of Austria	1.850%	5/23/2049	EUR	20,615	17,438
[3]	Republic of Austria	0.750%	3/20/2051	EUR	50,376	31,151
[3]	Republic of Austria	3.150%	10/20/2053	EUR	69,025	72,896
[3]	Republic of Austria	3.800%	1/26/2062	EUR	13,303	15,799
[3]	Republic of Austria	0.700%	4/20/2071	EUR	75,013	31,656
[3]	Republic of Austria	2.100%	9/20/2117	EUR	22,687	15,822
						1,472,601
Belgium (1.7%)
	Communaute Francaise de Belgique	0.625%	6/11/2035	EUR	14,100	12,476
	Communaute Francaise de Belgique	3.800%	6/22/2040	EUR	13,500	15,304
[6]	Dexia Credit Local SA	0.250%	12/10/2026	GBP	10,000	12,617
[6]	Dexia Credit Local SA	1.000%	10/18/2027	EUR	5,950	6,688
[6]	Dexia Credit Local SA	0.000%	1/21/2028	EUR	6,100	6,683
[6]	Dexia Credit Local SA	3.125%	6/1/2028	EUR	20,000	23,432
[6]	Dexia SA	0.010%	1/22/2027	EUR	5,000	5,608
[3]	Kingdom of Belgium	0.800%	6/22/2027	EUR	190,380	215,272
[3]	Kingdom of Belgium	0.000%	10/22/2027	EUR	39,652	43,936
	Kingdom of Belgium	5.500%	3/28/2028	EUR	47,352	58,839
[3]	Kingdom of Belgium	0.800%	6/22/2028	EUR	55,498	61,806
[3]	Kingdom of Belgium	0.900%	6/22/2029	EUR	74,719	81,958
[3]	Kingdom of Belgium	2.700%	10/22/2029	EUR	118,293	138,083
[3]	Kingdom of Belgium	0.100%	6/22/2030	EUR	49,856	51,585
[3]	Kingdom of Belgium	2.600%	10/22/2030	EUR	35,000	40,465
[3]	Kingdom of Belgium	1.000%	6/22/2031	EUR	34,229	36,171
[3]	Kingdom of Belgium	0.000%	10/22/2031	EUR	69,188	68,252
	Kingdom of Belgium	4.000%	3/28/2032	EUR	36,938	45,739
[3]	Kingdom of Belgium	0.350%	6/22/2032	EUR	140,047	138,072
[3]	Kingdom of Belgium	1.250%	4/22/2033	EUR	42,936	44,332
[3]	Kingdom of Belgium	3.000%	6/22/2033	EUR	57,488	66,814
[3]	Kingdom of Belgium	3.000%	6/22/2034	EUR	30,258	34,871
[3]	Kingdom of Belgium	2.850%	10/22/2034	EUR	51,735	58,635
[3]	Kingdom of Belgium	5.000%	3/28/2035	EUR	23,496	31,251
[3]	Kingdom of Belgium	3.100%	6/22/2035	EUR	186,910	214,477
[3]	Kingdom of Belgium	1.450%	6/22/2037	EUR	25,000	23,578
[3]	Kingdom of Belgium	1.900%	6/22/2038	EUR	33,609	32,646
[3]	Kingdom of Belgium	2.750%	4/22/2039	EUR	53,238	56,571
[3]	Kingdom of Belgium	0.400%	6/22/2040	EUR	40,560	29,881
[3]	Kingdom of Belgium	3.450%	6/22/2042	EUR	46,727	52,020
[3]	Kingdom of Belgium	3.450%	6/22/2043	EUR	108,531	120,077
	Kingdom of Belgium	3.750%	6/22/2045	EUR	44,522	50,834
[3,7]	Kingdom of Belgium	1.600%	6/22/2047	EUR	15,980	12,286
[3,7]	Kingdom of Belgium	1.700%	6/22/2050	EUR	62,154	46,124
[3,7]	Kingdom of Belgium	1.400%	6/22/2053	EUR	22,579	14,636
[3,7]	Kingdom of Belgium	3.300%	6/22/2054	EUR	55,632	55,678
[3,7]	Kingdom of Belgium	3.500%	6/22/2055	EUR	52,826	54,446
[3]	Kingdom of Belgium	2.250%	6/22/2057	EUR	54,557	41,978
[3]	Kingdom of Belgium	2.150%	6/22/2066	EUR	42,130	29,404
[3]	Kingdom of Belgium	0.650%	6/22/2071	EUR	21,294	7,542
	Ministeries Van de Vlaamse Gemeenschap	0.010%	6/23/2027	EUR	4,300	4,780
	Ministeries Van de Vlaamse Gemeenschap	0.300%	10/20/2031	EUR	12,000	11,901
	Ministeries Van de Vlaamse Gemeenschap	3.250%	4/5/2033	EUR	12,700	14,793
	Ministeries Van de Vlaamse Gemeenschap	3.125%	6/22/2034	EUR	17,800	20,410
	Ministeries Van de Vlaamse Gemeenschap	1.000%	10/13/2036	EUR	5,200	4,679
	Ministeries Van de Vlaamse Gemeenschap	3.250%	6/22/2037	EUR	10,000	11,210
	Ministeries Van de Vlaamse Gemeenschap	1.500%	7/12/2038	EUR	1,500	1,356
	Ministeries Van de Vlaamse Gemeenschap	1.875%	6/2/2042	EUR	1,700	1,496
	Ministeries Van de Vlaamse Gemeenschap	4.000%	9/26/2042	EUR	19,800	23,142
	Ministeries Van de Vlaamse Gemeenschap	3.250%	1/12/2043	EUR	14,000	14,811
	Ministeries Van de Vlaamse Gemeenschap	1.500%	4/11/2044	EUR	3,200	2,507
	Ministeries Van de Vlaamse Gemeenschap	3.500%	6/22/2045	EUR	9,700	10,430
	Ministeries Van de Vlaamse Gemeenschap	1.000%	1/23/2051	EUR	8,100	4,769
	Region Wallonne Belgium	0.500%	4/8/2030	EUR	6,400	6,686
	Region Wallonne Belgium	0.375%	10/22/2031	EUR	2,800	2,767
	Region Wallonne Belgium	1.250%	5/3/2034	EUR	13,400	13,070
	Region Wallonne Belgium	0.500%	6/22/2037	EUR	7,000	5,633
	Region Wallonne Belgium	1.050%	6/22/2040	EUR	3,000	2,339
	Region Wallonne Belgium	3.500%	3/15/2043	EUR	15,000	15,872
	Region Wallonne Belgium	0.650%	1/16/2051	EUR	4,500	2,283

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Region Wallonne Belgium	3.900%	6/22/2054	EUR	12,000	12,604
	Region Wallonne Belgium	1.250%	6/22/2071	EUR	2,800	1,255
						2,329,860
Bulgaria (0.1%)
	Republic of Bulgaria	2.625%	3/26/2027	EUR	1,455	1,685
	Republic of Bulgaria	3.000%	3/21/2028	EUR	12,184	14,249
	Republic of Bulgaria	4.125%	9/23/2029	EUR	3,200	3,897
	Republic of Bulgaria	4.375%	5/13/2031	EUR	27,912	34,687
	Republic of Bulgaria	3.625%	9/5/2032	EUR	2,701	3,215
	Republic of Bulgaria	4.500%	1/27/2033	EUR	5,790	7,237
	Republic of Bulgaria	3.375%	7/18/2035	EUR	64,415	73,651
	Republic of Bulgaria	4.875%	5/13/2036	EUR	13,508	17,303
	Republic of Bulgaria	4.250%	9/5/2044	EUR	11,992	13,858
						169,782
Canada (4.9%)
	55 Ontario School Board Trust	5.900%	6/2/2033	CAD	2,520	2,069
	British Columbia Investment Management Corp.	3.400%	6/2/2030	CAD	22,500	16,313
	British Columbia Investment Management Corp.	4.900%	6/2/2033	CAD	16,000	12,626
	British Columbia Investment Management Corp.	4.000%	6/2/2035	CAD	10,000	7,294
	British Columbia Municipal Finance Authority	3.050%	10/23/2028	CAD	3,732	2,699
	British Columbia Municipal Finance Authority	2.550%	10/9/2029	CAD	7,326	5,197
	British Columbia Municipal Finance Authority	2.300%	4/15/2031	CAD	2,129	1,464
	Canada	3.250%	11/1/2026	CAD	50,900	36,626
	Canada	3.000%	2/1/2027	CAD	150,890	108,423
	Canada	1.250%	3/1/2027	CAD	4,830	3,394
	Canada	2.750%	5/1/2027	CAD	78,160	56,028
	Canada	1.000%	6/1/2027	CAD	29,395	20,508
	Canada	8.000%	6/1/2027	CAD	2,497	1,934
	Canada	2.500%	8/1/2027	CAD	138,000	98,549
	Canada	2.750%	9/1/2027	CAD	71,000	50,931
	Canada	2.500%	11/1/2027	CAD	25,000	17,857
	Canada	3.500%	3/1/2028	CAD	13,073	9,547
	Canada	2.000%	6/1/2028	CAD	23,697	16,712
	Canada	3.250%	9/1/2028	CAD	104,726	76,239
	Canada	4.000%	3/1/2029	CAD	111,475	83,144
	Canada	2.250%	6/1/2029	CAD	1,441	1,017
	Canada	5.750%	6/1/2029	CAD	18,276	14,436
	Canada	3.500%	9/1/2029	CAD	157,932	116,280
[3]	Canada	2.250%	12/1/2029	CAD	27,982	19,662
	Canada	2.750%	3/1/2030	CAD	155,110	111,056
	Canada	1.250%	6/1/2030	CAD	143,229	95,850
	Canada	2.750%	9/1/2030	CAD	248,620	177,454
	Canada	0.500%	12/1/2030	CAD	63,861	40,741
	Canada	1.500%	6/1/2031	CAD	155,965	103,829
	Canada	1.500%	12/1/2031	CAD	144,045	95,041
	Canada	2.000%	6/1/2032	CAD	103,578	69,930
	Canada	2.500%	12/1/2032	CAD	82,730	57,336
	Canada	2.750%	6/1/2033	CAD	65,317	45,860
	Canada	5.750%	6/1/2033	CAD	35,982	30,430
	Canada	3.250%	12/1/2033	CAD	85,385	61,935
	Canada	3.500%	3/1/2034	CAD	25,500	18,812
	Canada	3.000%	6/1/2034	CAD	154,907	110,076
	Canada	3.250%	12/1/2034	CAD	109,879	79,376
	Canada	3.250%	6/1/2035	CAD	177,901	128,166
	Canada	3.250%	12/1/2035	CAD	188,803	135,598
	Canada	5.000%	6/1/2037	CAD	34,174	28,495
	Canada	4.000%	6/1/2041	CAD	39,965	30,605
[7]	Canada	3.500%	12/1/2045	CAD	26,085	18,651
[7]	Canada	2.750%	12/1/2048	CAD	37,662	23,545
	Canada	2.000%	12/1/2051	CAD	149,793	78,266
[7]	Canada	1.750%	12/1/2053	CAD	111,668	53,856
	Canada	2.750%	12/1/2055	CAD	150,575	91,011
	Canada	2.750%	12/1/2057	CAD	79,873	56,022
	Canada	2.750%	12/1/2064	CAD	29,780	17,556
[3]	Canada Housing Trust No. 1	1.100%	12/15/2026	CAD	21,135	14,868
[3]	Canada Housing Trust No. 1	1.550%	12/15/2026	CAD	13,005	9,194
[3]	Canada Housing Trust No. 1	2.350%	6/15/2027	CAD	41,785	29,757
[3]	Canada Housing Trust No. 1	3.800%	6/15/2027	CAD	12,050	8,777
[3]	Canada Housing Trust No. 1	3.600%	12/15/2027	CAD	53,050	38,680

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Canada Housing Trust No. 1	2.350%	3/15/2028	CAD	10,250	7,287
[3]	Canada Housing Trust No. 1	2.650%	3/15/2028	CAD	15,450	11,058
[3]	Canada Housing Trust No. 1	3.100%	6/15/2028	CAD	28,100	20,313
[3]	Canada Housing Trust No. 1	3.950%	6/15/2028	CAD	33,800	24,948
[3]	Canada Housing Trust No. 1	2.650%	12/15/2028	CAD	43,580	31,126
[3]	Canada Housing Trust No. 1	4.250%	12/15/2028	CAD	43,500	32,542
[3]	Canada Housing Trust No. 1	3.700%	6/15/2029	CAD	25,360	18,708
[3]	Canada Housing Trust No. 1	2.100%	9/15/2029	CAD	18,540	12,921
[3]	Canada Housing Trust No. 1	2.900%	12/15/2029	CAD	53,000	38,000
[3]	Canada Housing Trust No. 1	1.750%	6/15/2030	CAD	16,505	11,225
[3]	Canada Housing Trust No. 1	2.850%	6/15/2030	CAD	60,000	42,987
	Canada Housing Trust No. 1	2.850%	12/15/2030	CAD	18,750	13,346
[3]	Canada Housing Trust No. 1	1.400%	3/15/2031	CAD	16,490	10,883
[3]	Canada Housing Trust No. 1	1.900%	3/15/2031	CAD	7,190	4,872
[3]	Canada Housing Trust No. 1	1.600%	12/15/2031	CAD	9,370	6,167
[3]	Canada Housing Trust No. 1	2.150%	12/15/2031	CAD	8,640	5,874
[3]	Canada Housing Trust No. 1	2.450%	12/15/2031	CAD	6,455	4,464
[3]	Canada Housing Trust No. 1	3.550%	9/15/2032	CAD	28,330	20,770
[3]	Canada Housing Trust No. 1	3.650%	6/15/2033	CAD	35,700	26,236
[3]	Canada Housing Trust No. 1	4.150%	6/15/2033	CAD	28,325	21,502
[3]	Canada Housing Trust No. 1	4.250%	3/15/2034	CAD	68,075	52,005
[3]	Canada Housing Trust No. 1	3.500%	12/15/2034	CAD	38,500	27,798
	Canada Housing Trust No. 1	3.450%	3/15/2035	CAD	14,500	10,418
	Canada Housing Trust No. 1	3.600%	9/15/2035	CAD	34,740	25,163
	Canada Post Corp.	4.360%	7/16/2040	CAD	1,789	1,318
	CDP Financial Inc.	1.125%	4/6/2027	EUR	12,000	13,622
[3]	CDP Financial Inc.	3.000%	4/11/2029	EUR	11,182	13,108
	CDP Financial Inc.	4.200%	12/2/2030	CAD	7,000	5,271
	CDP Financial Inc.	3.650%	6/2/2034	CAD	4,000	2,872
	City of Montreal	3.150%	9/1/2028	CAD	2,795	2,024
	City of Montreal	2.300%	9/1/2029	CAD	2,131	1,488
	City of Montreal	1.750%	9/1/2030	CAD	3,449	2,339
	City of Montreal	2.000%	9/1/2031	CAD	5,458	3,704
	City of Montreal	4.250%	12/1/2032	CAD	2,154	1,648
	City of Montreal	4.250%	9/1/2033	CAD	1,200	897
	City of Montreal	3.900%	9/1/2034	CAD	10,000	7,242
	City of Montreal	4.100%	12/1/2034	CAD	1,566	1,148
	City of Montreal	3.500%	12/1/2038	CAD	4,239	2,822
	City of Montreal	2.400%	12/1/2041	CAD	1,924	1,052
	City of Montreal	4.700%	12/1/2041	CAD	2,354	1,739
	City of Montreal	6.000%	6/1/2043	CAD	1,987	1,673
	City of Montreal	4.400%	12/1/2043	CAD	6,000	4,236
	City of Ottawa Ontario	3.750%	10/2/2034	CAD	2,350	1,687
	CPPIB Capital Inc.	0.250%	4/6/2027	EUR	2,700	3,030
	CPPIB Capital Inc.	4.450%	9/1/2027	AUD	6,000	3,976
	CPPIB Capital Inc.	1.250%	12/7/2027	GBP	5,250	6,532
	CPPIB Capital Inc.	3.250%	3/8/2028	CAD	13,600	9,852
	CPPIB Capital Inc.	3.000%	6/15/2028	CAD	10,697	7,704
	CPPIB Capital Inc.	4.400%	1/15/2029	AUD	16,000	10,591
	CPPIB Capital Inc.	0.875%	2/6/2029	EUR	9,133	10,032
	CPPIB Capital Inc.	3.600%	6/2/2029	CAD	7,000	5,165
	CPPIB Capital Inc.	1.125%	12/14/2029	GBP	8,000	9,382
	CPPIB Capital Inc.	3.350%	12/2/2030	CAD	7,030	5,111
	CPPIB Capital Inc.	0.050%	2/24/2031	EUR	5,250	5,268
	CPPIB Capital Inc.	3.950%	6/2/2032	CAD	30,700	22,905
	CPPIB Capital Inc.	4.750%	6/2/2033	CAD	31,000	24,187
	CPPIB Capital Inc.	5.200%	3/4/2034	AUD	17,000	11,484
	CPPIB Capital Inc.	4.300%	6/2/2034	CAD	23,500	17,748
	CPPIB Capital Inc.	4.000%	6/2/2035	CAD	4,300	3,129
	CPPIB Capital Inc.	0.750%	2/2/2037	EUR	12,500	10,986
	CPPIB Capital Inc.	0.250%	1/18/2041	EUR	23,018	16,335
	CPPIB Capital Inc.	0.750%	7/15/2049	EUR	2,327	1,430
	CPPIB Capital Inc.	1.625%	10/22/2071	GBP	3,250	1,582
	Export Development Canada	2.875%	1/19/2028	EUR	30,000	35,035
	Export Development Canada	4.500%	9/6/2028	AUD	20,000	13,286
	First Nations Finance Authority	3.050%	6/1/2028	CAD	507	365
	First Nations Finance Authority	1.710%	6/16/2030	CAD	3,539	2,392
	First Nations Finance Authority	2.850%	6/1/2032	CAD	3,845	2,679
	First Nations Finance Authority	4.100%	6/1/2034	CAD	1,800	1,325
	First Nations Finance Authority	4.050%	6/1/2035	CAD	3,890	2,826

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	First Nations Finance Authority	4.700%	12/1/2056	CAD	460	335
	Government of the Northwest Territories	2.200%	9/29/2051	CAD	491	225
	Greater Sudbury Canada	2.416%	3/12/2050	CAD	827	400
	Hydro-Quebec	2.000%	9/1/2028	CAD	8,727	6,120
	Hydro-Quebec	3.400%	9/1/2029	CAD	5,500	4,012
	Hydro-Quebec	6.000%	8/15/2031	CAD	4,550	3,740
	Hydro-Quebec	6.500%	1/16/2035	CAD	2,035	1,766
	Hydro-Quebec	6.500%	2/15/2035	CAD	3,308	2,871
	Hydro-Quebec	6.000%	2/15/2040	CAD	20,732	17,744
	Hydro-Quebec	5.000%	2/15/2045	CAD	20,795	15,951
	Hydro-Quebec	5.000%	2/15/2050	CAD	29,576	22,801
	Hydro-Quebec	4.000%	2/15/2055	CAD	30,907	20,417
	Hydro-Quebec	2.100%	2/15/2060	CAD	34,187	14,475
	Hydro-Quebec	4.000%	2/15/2063	CAD	42,643	28,202
	Hydro-Quebec	4.000%	2/15/2065	CAD	22,060	14,530
[3]	Labrador-Island Link Funding Trust	3.760%	6/1/2033	CAD	4,412	3,246
[3]	Labrador-Island Link Funding Trust	3.860%	12/1/2045	CAD	3,311	2,236
[3]	Labrador-Island Link Funding Trust	3.850%	12/1/2053	CAD	3,339	2,198
	Maritime Link Financing Trust	3.500%	12/1/2052	CAD	4,476	3,041
	Maritime Link Financing Trust	4.048%	12/1/2052	CAD	984	705
	Municipal Finance Authority of British Columbia	3.350%	6/1/2027	CAD	6,000	4,338
	Municipal Finance Authority of British Columbia	3.300%	10/2/2030	CAD	3,900	2,825
	Municipal Finance Authority of British Columbia	4.050%	12/3/2033	CAD	2,600	1,932
	Municipal Finance Authority of British Columbia	3.750%	12/3/2034	CAD	3,800	2,731
	Municipal Finance Authority of British Columbia	2.500%	9/27/2041	CAD	3,644	2,073
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.630%	6/1/2029	CAD	2,692	1,977
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.830%	6/1/2037	CAD	2,150	1,537
[3]	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.860%	12/1/2048	CAD	5,482	3,681
	Muskrat Falls / Labrador Transmission Assets Funding Trust	3.382%	6/1/2057	CAD	2,140	1,283
	Newfoundland & Labrador Hydro	6.650%	8/27/2031	CAD	981	827
	Newfoundland & Labrador Hydro	3.600%	12/1/2045	CAD	1,771	1,089
	OMERS Finance Trust	1.550%	4/21/2027	CAD	3,003	2,109
[3]	OMERS Finance Trust	3.125%	1/25/2029	EUR	10,500	12,333
	OMERS Finance Trust	2.600%	5/14/2029	CAD	5,105	3,607
	Ontario Electricity Financial Corp.	0.000%	4/11/2031	CAD	1,600	959
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/2037	CAD	878	660
	Ontario School Boards Financing Corp.	5.483%	11/26/2029	CAD	12	9
	Ontario Teachers Finance Trust	0.100%	5/19/2028	EUR	6,900	7,517
	Ontario Teachers Finance Trust	4.150%	11/1/2029	CAD	4,000	2,990
	Ontario Teachers Finance Trust	1.850%	5/3/2032	EUR	31,550	34,060
	Ontario Teachers Finance Trust	4.300%	6/2/2034	CAD	4,500	3,375
	Ontario Teachers Finance Trust	0.900%	5/20/2041	EUR	8,330	6,465
	Ottawa Ontario	4.600%	7/14/2042	CAD	931	684
	Ottawa Ontario	3.100%	7/27/2048	CAD	2,341	1,306
	Ottawa Ontario	2.500%	5/11/2051	CAD	2,620	1,295
	Ottawa Ontario	4.100%	12/6/2052	CAD	1,384	916
	Ottawa Ontario	4.200%	7/30/2053	CAD	4,448	2,977
	Province of Alberta	3.100%	12/14/2026	AUD	1,148	745
	Province of Alberta	2.550%	6/1/2027	CAD	23,104	16,500
	Province of Alberta	3.600%	4/11/2028	AUD	110	71
	Province of Alberta	2.900%	12/1/2028	CAD	17,079	12,288
	Province of Alberta	0.375%	2/7/2029	CHF	10,000	12,393
	Province of Alberta	1.403%	2/20/2029	SEK	106,000	10,709
	Province of Alberta	4.100%	6/1/2029	CAD	8,000	5,974
	Province of Alberta	2.900%	9/20/2029	CAD	7,122	5,090
	Province of Alberta	2.050%	6/1/2030	CAD	35,396	24,383
	Province of Alberta	1.650%	6/1/2031	CAD	16,391	10,881
	Province of Alberta	3.500%	6/1/2031	CAD	4,554	3,320
	Province of Alberta	3.150%	6/1/2032	CAD	4,200	2,988
	Province of Alberta	4.150%	6/1/2033	CAD	13,000	9,782
	Province of Alberta	3.900%	12/1/2033	CAD	7,402	5,460
	Province of Alberta	5.200%	5/15/2034	AUD	9,000	5,980
	Province of Alberta	3.950%	6/1/2035	CAD	8,800	6,437
	Province of Alberta	4.500%	12/1/2040	CAD	4,950	3,678
	Province of Alberta	3.450%	12/1/2043	CAD	10,342	6,603
	Province of Alberta	3.300%	12/1/2046	CAD	29,216	17,719
	Province of Alberta	3.050%	12/1/2048	CAD	38,985	22,374
	Province of Alberta	3.100%	6/1/2050	CAD	39,726	22,772
	Province of Alberta	2.950%	6/1/2052	CAD	15,071	8,345
	Province of Alberta	4.450%	12/1/2054	CAD	15,000	10,820

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of British Columbia	2.550%	6/18/2027	CAD	14,234	10,167
Province of British Columbia	2.950%	12/18/2028	CAD	11,974	8,629
Province of British Columbia	5.700%	6/18/2029	CAD	6,649	5,230
Province of British Columbia	2.200%	6/18/2030	CAD	19,775	13,684
Province of British Columbia	1.550%	6/18/2031	CAD	24,285	16,008
Province of British Columbia	6.350%	6/18/2031	CAD	7,346	6,118
Province of British Columbia	3.550%	6/18/2033	CAD	3,400	2,459
Province of British Columbia	5.250%	5/23/2034	AUD	7,500	5,001
Province of British Columbia	4.150%	6/18/2034	CAD	14,000	10,446
Province of British Columbia	3.000%	7/24/2034	EUR	19,000	21,662
Province of British Columbia	4.000%	6/18/2035	CAD	26,600	19,467
Province of British Columbia	4.700%	6/18/2037	CAD	4,859	3,721
Province of British Columbia	3.500%	5/29/2040	EUR	12,000	13,628
Province of British Columbia	4.950%	6/18/2040	CAD	13,773	10,711
Province of British Columbia	4.300%	6/18/2042	CAD	9,568	6,865
Province of British Columbia	3.200%	6/18/2044	CAD	19,315	11,772
Province of British Columbia	2.800%	6/18/2048	CAD	25,863	14,206
Province of British Columbia	4.900%	6/18/2048	CAD	1,471	1,116
Province of British Columbia	2.950%	6/18/2050	CAD	29,510	16,365
Province of British Columbia	2.750%	6/18/2052	CAD	22,419	11,837
Province of British Columbia	4.250%	12/18/2053	CAD	22,208	15,389
Province of British Columbia	4.450%	12/18/2055	CAD	34,740	24,908
Province of Manitoba	2.600%	6/2/2027	CAD	7,584	5,419
Province of Manitoba	3.000%	6/2/2028	CAD	6,318	4,552
Province of Manitoba	2.750%	6/2/2029	CAD	9,669	6,901
Province of Manitoba	3.250%	9/5/2029	CAD	2,213	1,602
Province of Manitoba	2.050%	6/2/2030	CAD	4,637	3,190
Province of Manitoba	6.300%	3/5/2031	CAD	469	387
Province of Manitoba	2.050%	6/2/2031	CAD	10,481	7,097
Province of Manitoba	3.900%	12/2/2032	CAD	6,000	4,448
Province of Manitoba	4.250%	6/2/2034	CAD	13,990	10,510
Province of Manitoba	4.850%	8/28/2034	AUD	5,000	3,229
Province of Manitoba	3.700%	6/2/2035	CAD	5,500	3,917
Province of Manitoba	5.700%	3/5/2037	CAD	3,171	2,620
Province of Manitoba	4.600%	3/5/2038	CAD	4,780	3,597
Province of Manitoba	4.650%	3/5/2040	CAD	1,960	1,465
Province of Manitoba	4.400%	3/5/2042	CAD	3,184	2,298
Province of Manitoba	3.350%	3/5/2043	CAD	4,581	2,858
Province of Manitoba	4.050%	9/5/2045	CAD	6,326	4,285
Province of Manitoba	2.850%	9/5/2046	CAD	11,155	6,219
Province of Manitoba	3.400%	9/5/2048	CAD	12,470	7,543
Province of Manitoba	3.200%	3/5/2050	CAD	11,025	6,361
Province of Manitoba	4.700%	3/5/2050	CAD	2,090	1,530
Province of Manitoba	2.050%	9/5/2052	CAD	8,409	3,743
Province of Manitoba	3.150%	9/5/2052	CAD	3,936	2,220
Province of Manitoba	3.800%	9/5/2053	CAD	8,189	5,223
Province of Manitoba	4.400%	9/5/2055	CAD	8,945	6,309
Province of Manitoba	4.600%	9/5/2057	CAD	3,300	2,408
Province of New Brunswick	2.350%	8/14/2027	CAD	4,770	3,394
Province of New Brunswick	3.100%	8/14/2028	CAD	4,044	2,922
Province of New Brunswick	5.650%	12/27/2028	CAD	2,800	2,175
Province of New Brunswick	4.250%	8/14/2029	CAD	1,995	1,497
Province of New Brunswick	3.050%	6/3/2030	CAD	22,200	15,948
Province of New Brunswick	2.550%	8/14/2031	CAD	5,390	3,731
Province of New Brunswick	3.950%	8/14/2032	CAD	8,800	6,556
Province of New Brunswick	4.450%	8/14/2033	CAD	2,200	1,683
Province of New Brunswick	5.500%	1/27/2034	CAD	1,960	1,591
Province of New Brunswick	4.050%	8/14/2034	CAD	3,776	2,795
Province of New Brunswick	3.950%	6/3/2035	CAD	2,380	1,730
Province of New Brunswick	4.650%	9/26/2035	CAD	3,000	2,299
Province of New Brunswick	4.550%	3/26/2037	CAD	3,428	2,576
Province of New Brunswick	4.800%	9/26/2039	CAD	5,236	3,994
Province of New Brunswick	4.800%	6/3/2041	CAD	3,765	2,847
Province of New Brunswick	3.550%	6/3/2043	CAD	4,641	2,974
Province of New Brunswick	3.800%	8/14/2045	CAD	5,713	3,742
Province of New Brunswick	3.100%	8/14/2048	CAD	8,071	4,627
Province of New Brunswick	3.050%	8/14/2050	CAD	8,688	4,874
Province of New Brunswick	5.000%	8/14/2054	CAD	4,000	3,096
Province of New Brunswick	3.550%	6/3/2055	CAD	1,350	814
Province of Newfoundland & Labrador	1.250%	6/2/2027	CAD	1,700	1,189

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Newfoundland & Labrador	6.150%	4/17/2028	CAD	491	379
Province of Newfoundland & Labrador	2.850%	6/2/2028	CAD	7,346	5,269
Province of Newfoundland & Labrador	2.850%	6/2/2029	CAD	10,107	7,226
Province of Newfoundland & Labrador	1.750%	6/2/2030	CAD	7,215	4,886
Province of Newfoundland & Labrador	3.150%	6/2/2030	CAD	2,600	1,873
Province of Newfoundland & Labrador	2.050%	6/2/2031	CAD	5,331	3,605
Province of Newfoundland & Labrador	4.150%	6/2/2033	CAD	8,400	6,286
Province of Newfoundland & Labrador	4.000%	6/2/2035	CAD	4,955	3,597
Province of Newfoundland & Labrador	4.650%	10/17/2040	CAD	2,550	1,886
Province of Newfoundland & Labrador	3.300%	10/17/2046	CAD	7,147	4,235
Province of Newfoundland & Labrador	3.700%	10/17/2048	CAD	5,940	3,706
Province of Newfoundland & Labrador	2.650%	10/17/2050	CAD	9,380	4,774
Province of Newfoundland & Labrador	3.150%	12/2/2052	CAD	4,729	2,634
Province of Newfoundland & Labrador	4.100%	10/17/2054	CAD	5,100	3,361
Province of Newfoundland & Labrador	4.600%	10/17/2055	CAD	4,600	3,292
Province of Nova Scotia	2.100%	6/1/2027	CAD	8,569	6,077
Province of Nova Scotia	1.100%	6/1/2028	CAD	5,287	3,634
Province of Nova Scotia	2.000%	9/1/2030	CAD	8,313	5,689
Province of Nova Scotia	2.400%	12/1/2031	CAD	4,700	3,218
Province of Nova Scotia	6.600%	12/1/2031	CAD	12	10
Province of Nova Scotia	4.050%	6/1/2033	CAD	2,700	2,013
Province of Nova Scotia	5.800%	6/1/2033	CAD	981	813
Province of Nova Scotia	4.900%	6/1/2035	CAD	4,650	3,634
Province of Nova Scotia	4.500%	6/1/2037	CAD	5,550	4,167
Province of Nova Scotia	4.700%	6/1/2041	CAD	4,150	3,110
Province of Nova Scotia	4.400%	6/1/2042	CAD	4,866	3,510
Province of Nova Scotia	3.150%	12/1/2051	CAD	10,525	5,972
Province of Nova Scotia	4.750%	12/1/2054	CAD	9,500	7,076
Province of Nova Scotia	4.600%	12/1/2055	CAD	2,725	1,981
Province of Nova Scotia	3.500%	6/2/2062	CAD	6,124	3,631
Province of Ontario	3.500%	1/27/2027	AUD	495	322
Province of Ontario	1.850%	2/1/2027	CAD	13,498	9,557
Province of Ontario	0.375%	4/8/2027	EUR	957	1,075
Province of Ontario	2.600%	6/2/2027	CAD	29,481	21,072
Province of Ontario	7.600%	6/2/2027	CAD	7,346	5,645
Province of Ontario	1.050%	9/8/2027	CAD	5,255	3,654
Province of Ontario	3.600%	3/8/2028	CAD	25,100	18,333
Province of Ontario	2.900%	6/2/2028	CAD	63,975	45,985
Province of Ontario	3.400%	9/8/2028	CAD	24,100	17,570
Province of Ontario	4.000%	3/8/2029	CAD	7,290	5,422
Province of Ontario	6.500%	3/8/2029	CAD	27,610	22,041
Province of Ontario	2.700%	6/2/2029	CAD	47,631	33,943
Province of Ontario	0.250%	6/28/2029	CHF	5,515	6,806
Province of Ontario	1.550%	11/1/2029	CAD	21,996	14,978
Province of Ontario	2.050%	6/2/2030	CAD	53,829	37,055
Province of Ontario	2.950%	9/8/2030	CAD	15,000	10,714
Province of Ontario	0.010%	11/25/2030	EUR	10,214	10,302
Province of Ontario	1.350%	12/2/2030	CAD	35,904	23,703
Province of Ontario	2.150%	6/2/2031	CAD	52,612	35,885
Province of Ontario	6.200%	6/2/2031	CAD	6,367	5,269
Province of Ontario	0.250%	6/9/2031	EUR	7,600	7,638
Province of Ontario	2.250%	12/2/2031	CAD	34,555	23,497
Province of Ontario	4.050%	2/2/2032	CAD	16,470	12,355
Province of Ontario	3.750%	6/2/2032	CAD	43,700	32,218
Province of Ontario	4.100%	3/4/2033	CAD	7,000	5,264
Province of Ontario	5.850%	3/8/2033	CAD	21,398	17,747
Province of Ontario	3.650%	6/2/2033	CAD	48,300	35,178
Province of Ontario	3.100%	1/31/2034	EUR	15,000	17,338
Province of Ontario	3.650%	2/3/2034	CAD	10,000	7,238
Province of Ontario	5.350%	5/8/2034	AUD	9,000	6,040
Province of Ontario	4.150%	6/2/2034	CAD	35,120	26,266
Province of Ontario	3.800%	12/2/2034	CAD	30,000	21,785
Province of Ontario	3.600%	6/2/2035	CAD	23,130	16,436
Province of Ontario	5.600%	6/2/2035	CAD	38,998	32,173
Province of Ontario	3.950%	12/2/2035	CAD	21,400	15,514
Province of Ontario	4.700%	6/2/2037	CAD	41,136	31,592
Province of Ontario	4.600%	6/2/2039	CAD	29,318	22,128
Province of Ontario	4.650%	6/2/2041	CAD	59,443	44,773
Province of Ontario	3.500%	6/2/2043	CAD	61,495	39,705
Province of Ontario	3.450%	6/2/2045	CAD	81,775	51,544

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Province of Ontario	2.900%	12/2/2046	CAD	63,945	36,557
Province of Ontario	2.800%	6/2/2048	CAD	54,019	29,868
Province of Ontario	2.900%	6/2/2049	CAD	59,773	33,453
Province of Ontario	2.650%	12/2/2050	CAD	59,779	31,451
Province of Ontario	1.900%	12/2/2051	CAD	43,106	19,049
Province of Ontario	2.550%	12/2/2052	CAD	39,380	20,054
Province of Ontario	3.750%	12/2/2053	CAD	51,529	33,100
Province of Ontario	4.100%	10/7/2054	CAD	3,200	2,185
Province of Ontario	4.150%	12/2/2054	CAD	54,885	37,713
Province of Ontario	4.600%	12/2/2055	CAD	70,150	52,059
Province of Ontario	4.450%	12/2/2056	CAD	46,430	33,690
Province of Prince Edward Island	3.100%	6/2/2030	CAD	4,150	2,980
Province of Prince Edward Island	4.600%	5/19/2041	CAD	800	587
Province of Prince Edward Island	3.650%	6/27/2042	CAD	1,284	837
Province of Prince Edward Island	2.650%	12/1/2051	CAD	1,261	641
Province of Prince Edward Island	3.600%	1/17/2053	CAD	1,467	892
Province of Quebec	1.850%	2/13/2027	CAD	3,112	2,204
Province of Quebec	0.875%	5/4/2027	EUR	17,049	19,272
Province of Quebec	2.750%	9/1/2027	CAD	28,554	20,468
Province of Quebec	0.875%	7/5/2028	EUR	20,214	22,441
Province of Quebec	2.750%	9/1/2028	CAD	23,350	16,735
Province of Quebec	2.300%	9/1/2029	CAD	34,778	24,420
Province of Quebec	6.000%	10/1/2029	CAD	7,346	5,871
Province of Quebec	4.750%	1/22/2030	GBP	40,895	55,060
Province of Quebec	1.900%	9/1/2030	CAD	46,050	31,375
Province of Quebec	0.000%	10/29/2030	EUR	31,093	31,449
Province of Quebec	2.100%	5/27/2031	CAD	2,300	1,561
Province of Quebec	1.500%	9/1/2031	CAD	47,164	30,844
Province of Quebec	6.250%	6/1/2032	CAD	14,564	12,224
Province of Quebec	3.250%	9/1/2032	CAD	49,735	35,525
Province of Quebec	3.900%	11/22/2032	CAD	6,400	4,755
Province of Quebec	3.600%	9/1/2033	CAD	75,300	54,803
Province of Quebec	5.250%	5/2/2034	AUD	9,500	6,325
Province of Quebec	5.250%	6/1/2034	CAD	6,253	4,992
Province of Quebec	4.450%	9/1/2034	CAD	39,600	30,134
Province of Quebec	3.250%	5/22/2035	EUR	12,500	14,451
Province of Quebec	5.100%	6/4/2035	AUD	25,000	16,351
Province of Quebec	4.000%	9/1/2035	CAD	33,250	24,220
Province of Quebec	5.750%	12/1/2036	CAD	17,009	14,131
Province of Quebec	5.000%	12/1/2038	CAD	18,857	14,739
Province of Quebec	3.350%	7/23/2039	EUR	17,000	19,197
Province of Quebec	5.000%	12/1/2041	CAD	34,804	27,006
Province of Quebec	4.250%	12/1/2043	CAD	34,692	24,805
Province of Quebec	3.500%	12/1/2045	CAD	40,914	25,701
Province of Quebec	3.500%	12/1/2048	CAD	56,071	34,567
Province of Quebec	3.100%	12/1/2051	CAD	61,855	34,993
Province of Quebec	2.850%	12/1/2053	CAD	55,283	29,516
Province of Quebec	4.400%	12/1/2055	CAD	77,000	54,708
Province of Quebec	4.200%	12/1/2057	CAD	40,000	27,457
Province of Saskatchewan	2.650%	6/2/2027	CAD	6,898	4,933
Province of Saskatchewan	5.750%	3/5/2029	CAD	2,939	2,298
Province of Saskatchewan	2.200%	6/2/2030	CAD	4,240	2,939
Province of Saskatchewan	2.150%	6/2/2031	CAD	7,585	5,173
Province of Saskatchewan	6.400%	9/5/2031	CAD	259	217
Province of Saskatchewan	3.900%	6/2/2033	CAD	8,700	6,453
Province of Saskatchewan	5.800%	9/5/2033	CAD	140	116
Province of Saskatchewan	3.300%	5/8/2034	EUR	21,761	25,364
Province of Saskatchewan	3.800%	6/2/2035	CAD	7,000	5,093
Province of Saskatchewan	5.000%	3/5/2037	CAD	7,561	5,944
Province of Saskatchewan	3.900%	6/2/2045	CAD	6,816	4,577
Province of Saskatchewan	2.750%	12/2/2046	CAD	10,666	5,916
Province of Saskatchewan	3.300%	6/2/2048	CAD	8,685	5,231
Province of Saskatchewan	3.100%	6/2/2050	CAD	13,142	7,540
Province of Saskatchewan	2.800%	12/2/2052	CAD	7,105	3,800
Province of Saskatchewan	3.750%	3/5/2054	CAD	3,359	2,148
Province of Saskatchewan	4.200%	12/2/2054	CAD	12,700	8,769
Province of Saskatchewan	2.950%	6/2/2058	CAD	1,872	1,009
PSP Capital Inc.	1.500%	3/15/2028	CAD	7,700	5,357
PSP Capital Inc.	4.600%	2/6/2029	AUD	12,000	7,973
PSP Capital Inc.	3.750%	6/15/2029	CAD	9,500	7,003

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	PSP Capital Inc.	4.400%	12/2/2030	CAD	10,000	7,607
	PSP Capital Inc.	2.600%	3/1/2032	CAD	3,500	2,418
	PSP Capital Inc.	4.150%	6/1/2033	CAD	13,900	10,429
	PSP Capital Inc.	5.250%	2/27/2035	AUD	10,000	6,657
	PSP Capital Inc.	4.250%	12/1/2055	CAD	7,000	4,873
	Regional Municipality of Peel Ontario	4.250%	12/2/2033	CAD	700	514
	Regional Municipality of Peel Ontario	5.100%	6/29/2040	CAD	3,419	2,641
	Regional Municipality of York	2.350%	6/9/2027	CAD	2	1
	Regional Municipality of York	1.700%	5/27/2030	CAD	1,453	991
	Regional Municipality of York	2.150%	6/22/2031	CAD	1,954	1,326
	Regional Municipality of York	4.000%	5/31/2032	CAD	2,135	1,592
	Regional Municipality of York	3.650%	5/13/2033	CAD	1,519	1,105
	Regional Municipality of York	4.050%	5/1/2034	CAD	3,427	2,524
	Royal Office Finance LP	5.209%	11/12/2037	CAD	5,364	4,148
	South Coast British Columbia Transportation Authority	3.250%	11/23/2028	CAD	1,300	944
	South Coast British Columbia Transportation Authority	1.600%	7/3/2030	CAD	1,000	677
	South Coast British Columbia Transportation Authority	4.450%	6/9/2044	CAD	500	353
	South Coast British Columbia Transportation Authority	3.150%	11/16/2048	CAD	4,601	2,616
	South Coast British Columbia Transportation Authority	2.650%	10/29/2050	CAD	486	247
	South Coast British Columbia Transportation Authority	4.150%	12/12/2053	CAD	4,700	3,118
	TCHC Issuer Trust	5.395%	2/22/2040	CAD	1,018	802
	Toronto Canada	2.400%	6/7/2027	CAD	2,484	1,770
	Toronto Canada	4.250%	7/11/2033	CAD	1,500	1,129
	Toronto Canada	4.000%	12/2/2034	CAD	2,300	1,683
	Toronto Canada	2.950%	4/28/2035	CAD	1,662	1,112
	Toronto Canada	5.200%	6/1/2040	CAD	4,899	3,841
	Toronto Canada	2.150%	8/25/2040	CAD	2,873	1,581
	Toronto Canada	2.850%	11/23/2041	CAD	500	295
	Toronto Canada	3.800%	12/13/2042	CAD	3,240	2,096
	Toronto Canada	4.400%	12/14/2042	CAD	8,100	5,763
	Toronto Canada	4.150%	3/10/2044	CAD	2,415	1,643
	Toronto Canada	3.250%	6/24/2046	CAD	1,960	1,158
	Toronto Canada	2.800%	11/22/2049	CAD	2,898	1,466
	Toronto Canada	4.300%	6/1/2052	CAD	6,084	4,176
	Toronto Canada	4.550%	10/29/2054	CAD	1,050	747
	Toronto Canada	4.500%	3/11/2055	CAD	1,500	1,058
	Vancouver Canada	3.700%	10/18/2052	CAD	628	385
	Winnipeg Canada	4.100%	6/1/2045	CAD	1,240	814
	Winnipeg Canada	4.300%	11/15/2051	CAD	2,537	1,724
						6,587,415
Chile (0.2%)
	Bonos de la Tesoreria de la Republica en pesos	0.000%	5/6/2027	CLP	20,690,000	20,517
	Bonos de la Tesoreria de la Republica en pesos	4.900%	11/1/2027	CLP	4,100,000	4,353
[3]	Bonos de la Tesoreria de la Republica en pesos	5.000%	10/1/2028	CLP	10,500,000	11,140
	Bonos de la Tesoreria de la Republica en pesos	0.000%	4/1/2029	CLP	20,200,000	18,359
[3]	Bonos de la Tesoreria de la Republica en pesos	5.800%	10/1/2029	CLP	8,050,000	8,690
[3]	Bonos de la Tesoreria de la Republica en pesos	4.700%	9/1/2030	CLP	23,135,000	23,851
[3]	Bonos de la Tesoreria de la Republica en pesos	6.000%	4/1/2033	CLP	24,585,000	26,740
[3]	Bonos de la Tesoreria de la Republica en pesos	7.000%	5/1/2034	CLP	8,190,000	9,460
[3]	Bonos de la Tesoreria de la Republica en pesos	5.800%	10/1/2034	CLP	4,955,000	5,330
	Bonos de la Tesoreria de la Republica en pesos	5.000%	3/1/2035	CLP	17,725,000	18,308
[3]	Bonos de la Tesoreria de la Republica en pesos	5.300%	11/1/2037	CLP	7,280,000	7,497
[3]	Bonos de la Tesoreria de la Republica en pesos	6.200%	10/1/2040	CLP	8,795,000	9,834
	Bonos de la Tesoreria de la Republica en pesos	6.000%	1/1/2043	CLP	15,590,000	17,059
	Bonos de la Tesoreria de la Republica en pesos	5.100%	7/15/2050	CLP	14,475,000	14,067
	Bonos de la Tesoreria de la Republica en pesos	6.100%	4/1/2056	CLP	4,850,000	5,353
	Republic of Chile	0.100%	1/26/2027	EUR	7,762	8,666
	Republic of Chile	0.555%	1/21/2029	EUR	8,600	9,247
	Republic of Chile	3.875%	7/9/2031	EUR	12,300	14,607
	Republic of Chile	3.750%	1/14/2032	EUR	15,400	18,191
	Republic of Chile	4.125%	7/5/2034	EUR	4,808	5,751
	Republic of Chile	3.800%	7/1/2035	EUR	12,795	14,837
	Republic of Chile	1.300%	7/26/2036	EUR	6,554	5,969
	Republic of Chile	1.250%	1/29/2040	EUR	4,732	3,914
	Republic of Chile	1.250%	1/22/2051	EUR	5,795	3,669
						285,409
China (1.2%)
	Agricultural Development Bank of China	2.870%	5/14/2027	CNY	50,000	7,157
	Agricultural Development Bank of China	3.480%	2/4/2028	CNY	60,000	8,770

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Agricultural Development Bank of China	2.900%	3/8/2028	CNY	50,000	7,226
Agricultural Development Bank of China	3.190%	8/12/2028	CNY	80,000	11,703
Agricultural Development Bank of China	3.010%	3/16/2030	CNY	160,000	23,667
Agricultural Development Bank of China	2.960%	4/17/2030	CNY	30,000	4,432
Agricultural Development Bank of China	3.790%	10/26/2030	CNY	50,000	7,691
Agricultural Development Bank of China	3.520%	5/24/2031	CNY	20,000	3,061
Agricultural Development Bank of China	2.010%	9/11/2031	CNY	100,000	14,191
Agricultural Development Bank of China	3.300%	11/5/2031	CNY	90,000	13,689
Agricultural Development Bank of China	3.060%	6/6/2032	CNY	180,000	27,151
Agricultural Development Bank of China	2.970%	10/14/2032	CNY	100,000	15,040
Agricultural Development Bank of China	2.470%	4/2/2034	CNY	92,800	13,586
Agricultural Development Bank of China	1.660%	1/9/2035	CNY	120,000	16,469
Agricultural Development Bank of China	3.920%	6/18/2051	CNY	30,000	5,599
China Development Bank	3.430%	1/14/2027	CNY	110,000	15,790
China Development Bank	4.240%	8/24/2027	CNY	120,000	17,637
China Development Bank	3.400%	1/8/2028	CNY	230,000	33,520
China Development Bank	1.350%	5/12/2028	CNY	380,000	52,924
China Development Bank	3.090%	8/9/2028	CNY	70,000	10,212
China Development Bank	3.480%	1/8/2029	CNY	50,000	7,414
China Development Bank	2.990%	3/1/2029	CNY	130,000	19,029
China Development Bank	3.070%	3/10/2030	CNY	65,000	9,634
China Development Bank	1.540%	6/13/2030	CNY	200,000	27,899
China Development Bank	3.090%	6/18/2030	CNY	125,000	18,590
China Development Bank	2.710%	7/10/2030	CNY	100,000	14,609
China Development Bank	3.700%	10/20/2030	CNY	30,000	4,597
China Development Bank	3.660%	3/1/2031	CNY	145,000	22,282
China Development Bank	3.410%	6/7/2031	CNY	50,000	7,616
China Development Bank	3.120%	9/13/2031	CNY	120,000	18,060
China Development Bank	3.000%	1/17/2032	CNY	50,000	7,498
China Development Bank	2.770%	10/24/2032	CNY	105,300	15,661
China Development Bank	2.820%	5/22/2033	CNY	99,600	14,907
China Development Bank	2.260%	7/19/2034	CNY	100,000	14,435
China Development Bank	1.800%	4/2/2035	CNY	100,000	13,934
China Development Bank	1.650%	6/18/2035	CNY	60,000	8,247
China Development Bank	3.800%	1/25/2036	CNY	30,000	4,928
China Development Bank	3.900%	8/3/2040	CNY	160,000	27,449
China Development Bank	3.560%	11/19/2051	CNY	50,000	8,842
China Government Bond	2.390%	11/15/2026	CNY	285,000	40,510
China Government Bond	2.850%	6/4/2027	CNY	40,000	5,759
China Government Bond	2.440%	10/15/2027	CNY	200,000	28,677
China Government Bond	3.280%	12/3/2027	CNY	80,000	11,718
China Government Bond	2.640%	1/15/2028	CNY	570,000	82,271
China Government Bond	1.450%	2/25/2028	CNY	360,000	50,665
China Government Bond	3.010%	5/13/2028	CNY	130,000	19,028
China Government Bond	2.480%	9/25/2028	CNY	20,000	2,896
China Government Bond	2.910%	10/14/2028	CNY	145,000	21,297
China Government Bond	2.370%	1/15/2029	CNY	241,740	34,979
China Government Bond	2.800%	3/24/2029	CNY	100,000	14,684
China Government Bond	2.050%	4/15/2029	CNY	205,000	29,398
China Government Bond	3.290%	5/23/2029	CNY	90,000	13,515
China Government Bond	2.750%	6/15/2029	CNY	50,000	7,345
China Government Bond	1.910%	7/15/2029	CNY	20,000	2,856
China Government Bond	2.620%	9/25/2029	CNY	100,000	14,658
China Government Bond	3.130%	11/21/2029	CNY	40,000	6,012
China Government Bond	2.790%	12/15/2029	CNY	120,000	17,730
China Government Bond	1.430%	1/25/2030	CNY	235,000	32,931
China Government Bond	2.680%	5/21/2030	CNY	90,000	13,286
China Government Bond	2.620%	6/25/2030	CNY	120,000	17,678
China Government Bond	1.550%	7/25/2030	CNY	190,000	26,713
China Government Bond	3.270%	11/19/2030	CNY	50,000	7,721
China Government Bond	2.540%	12/25/2030	CNY	134,320	19,773
China Government Bond	2.280%	3/25/2031	CNY	135,000	19,644
China Government Bond	3.020%	5/27/2031	CNY	133,000	20,177
China Government Bond	2.120%	6/25/2031	CNY	140,000	20,219
China Government Bond	2.890%	11/18/2031	CNY	110,000	16,633
China Government Bond	2.760%	5/15/2032	CNY	30,000	4,504
China Government Bond	2.690%	8/15/2032	CNY	110,000	16,471
China Government Bond	2.600%	9/1/2032	CNY	180,000	26,813
China Government Bond	2.800%	11/15/2032	CNY	115,000	17,361
China Government Bond	2.880%	2/25/2033	CNY	140,000	21,336

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
China Government Bond	2.520%	8/25/2033	CNY	80,000	11,897
China Government Bond	2.670%	11/25/2033	CNY	80,000	12,032
China Government Bond	2.350%	2/25/2034	CNY	80,000	11,770
China Government Bond	2.270%	5/25/2034	CNY	96,800	14,161
China Government Bond	2.110%	8/25/2034	CNY	20,000	2,891
China Government Bond	2.040%	11/25/2034	CNY	102,000	14,668
China Government Bond	1.610%	2/15/2035	CNY	100,000	13,863
China Government Bond	1.670%	5/25/2035	CNY	70,000	9,764
China Government Bond	1.830%	8/25/2035	CNY	70,000	9,873
China Government Bond	4.270%	5/17/2037	CNY	30,000	5,257
China Government Bond	3.520%	4/25/2046	CNY	20,000	3,445
China Government Bond	3.770%	2/20/2047	CNY	20,000	3,578
China Government Bond	4.050%	7/24/2047	CNY	20,000	3,729
China Government Bond	4.220%	3/19/2048	CNY	20,000	3,832
China Government Bond	3.970%	7/23/2048	CNY	20,000	3,716
China Government Bond	4.080%	10/22/2048	CNY	25,000	4,733
China Government Bond	3.860%	7/22/2049	CNY	70,000	12,917
China Government Bond	3.390%	3/16/2050	CNY	60,000	10,368
China Government Bond	3.810%	9/14/2050	CNY	40,000	7,400
China Government Bond	3.720%	4/12/2051	CNY	85,000	15,667
China Government Bond	3.530%	10/18/2051	CNY	75,000	13,463
China Government Bond	3.320%	4/15/2052	CNY	50,000	8,655
China Government Bond	3.120%	10/25/2052	CNY	60,000	10,080
China Government Bond	3.190%	4/15/2053	CNY	37,400	6,359
China Government Bond	3.000%	10/15/2053	CNY	40,000	6,637
China Government Bond	1.920%	1/15/2055	CNY	40,000	5,346
China Government Bond	4.240%	11/24/2064	CNY	4,000	859
China Government Bond	4.000%	6/24/2069	CNY	25,500	5,308
China Government Bond	3.730%	5/25/2070	CNY	45,000	8,926
China Government Bond	3.760%	3/22/2071	CNY	40,000	8,007
China Government Bond	3.400%	7/15/2072	CNY	21,000	3,919
China Government Bond	3.270%	3/25/2073	CNY	26,500	4,819
China Government Bond	2.650%	3/25/2074	CNY	10,000	1,566
Export-Import Bank of China	3.400%	1/11/2028	CNY	90,000	13,114
Export-Import Bank of China	3.860%	5/20/2029	CNY	40,000	6,032
Export-Import Bank of China	3.740%	11/16/2030	CNY	80,000	12,281
Export-Import Bank of China	3.180%	3/11/2032	CNY	140,000	21,224
Export-Import Bank of China	3.100%	2/13/2033	CNY	110,000	16,720
Export-Import Bank of China	2.850%	7/7/2033	CNY	100,000	14,991
					1,604,271
Croatia (0.1%)
Republic of Croatia	3.000%	3/20/2027	EUR	3,459	4,027
Republic of Croatia	2.700%	6/15/2028	EUR	2,818	3,279
Republic of Croatia	1.125%	6/19/2029	EUR	8,459	9,305
Republic of Croatia	2.750%	1/27/2030	EUR	4,459	5,188
Republic of Croatia	1.500%	6/17/2031	EUR	31,506	34,096
Republic of Croatia	2.875%	4/22/2032	EUR	5,400	6,239
Republic of Croatia	1.125%	3/4/2033	EUR	4,000	4,083
Republic of Croatia	4.000%	6/14/2035	EUR	5,927	7,382
Republic of Croatia	3.250%	2/11/2037	EUR	16,300	18,488
Republic of Croatia	1.750%	3/4/2041	EUR	4,947	4,497
					96,584
Czech Republic (0.4%)
Czech Republic	0.250%	2/10/2027	CZK	401,400	18,235
Czech Republic	2.500%	8/25/2028	CZK	181,190	8,320
Czech Republic	5.500%	12/12/2028	CZK	215,920	10,762
Czech Republic	2.750%	7/23/2029	CZK	2,202,870	100,530
Czech Republic	0.950%	5/15/2030	CZK	779,080	32,382
Czech Republic	5.000%	9/30/2030	CZK	1,039,370	51,254
Czech Republic	1.200%	3/13/2031	CZK	541,410	22,129
Czech Republic	4.500%	11/11/2032	CZK	555,590	26,620
Czech Republic	2.000%	10/13/2033	CZK	278,500	11,099
Czech Republic	4.900%	4/14/2034	CZK	1,698,020	83,032
Czech Republic	4.250%	10/24/2034	CZK	400,000	18,648
Czech Republic	3.500%	5/30/2035	CZK	832,490	36,448
Czech Republic	3.600%	6/3/2036	CZK	57,140	2,480
Czech Republic	4.200%	12/4/2036	CZK	48,170	2,200
Czech Republic	1.950%	7/30/2037	CZK	537,750	19,294
Czech Republic	1.500%	4/24/2040	CZK	164,860	5,171

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Czech Republic	4.000%	4/4/2044	CZK	200,000	8,469
	Czech Republic	4.850%	11/26/2057	CZK	251,570	11,453
						468,526
Denmark (0.4%)
	Kingdom of Denmark	0.500%	11/15/2027	DKK	492,636	74,200
	Kingdom of Denmark	0.500%	11/15/2029	DKK	311,753	45,431
	Kingdom of Denmark	0.000%	11/15/2031	DKK	608,388	82,406
	Kingdom of Denmark	2.250%	11/15/2033	DKK	216,720	33,245
	Kingdom of Denmark	2.250%	11/15/2033	DKK	571,174	87,585
	Kingdom of Denmark	4.500%	11/15/2039	DKK	373,185	69,537
	Kingdom of Denmark	0.250%	11/15/2052	DKK	99,818	7,847
	Kommunekredit	2.900%	11/27/2026	AUD	2,047	1,323
	Kommunekredit	0.750%	5/18/2027	EUR	12,443	14,048
	Kommunekredit	0.000%	11/17/2029	EUR	30,000	31,385
	Kommunekredit	0.000%	3/3/2031	EUR	5,000	5,031
	Kommunekredit	2.375%	9/15/2032	EUR	10,450	11,795
	Kommunekredit	0.010%	5/4/2034	EUR	1,000	904
	Kommunekredit	0.875%	11/3/2036	EUR	4,500	4,100
						468,837
Estonia (0.0%)
	Republic of Estonia	4.000%	10/12/2032	EUR	6,998	8,523
Finland (0.6%)
	Finnvera OYJ	2.125%	3/8/2028	EUR	20,400	23,469
	Finnvera OYJ	0.375%	4/9/2029	EUR	4,169	4,491
	Finnvera OYJ	1.125%	5/17/2032	EUR	3,100	3,235
	Kuntarahoitus OYJ	0.625%	11/26/2026	EUR	2,457	2,789
	Kuntarahoitus OYJ	2.875%	1/18/2028	EUR	13,889	16,246
	Kuntarahoitus OYJ	0.000%	4/21/2028	EUR	5,400	5,897
	Kuntarahoitus OYJ	4.375%	10/2/2028	GBP	10,000	13,278
	Kuntarahoitus OYJ	2.500%	8/29/2029	EUR	35,000	40,511
	Kuntarahoitus OYJ	0.000%	3/2/2031	EUR	15,800	15,889
	Kuntarahoitus OYJ	0.250%	2/25/2032	EUR	13,618	13,494
	Kuntarahoitus OYJ	2.625%	6/14/2032	EUR	9,771	11,177
	Kuntarahoitus OYJ	1.250%	2/23/2033	EUR	4,913	5,081
	Kuntarahoitus OYJ	0.050%	9/10/2035	EUR	11,277	9,700
[3]	Republic of Finland	1.375%	4/15/2027	EUR	25,000	28,563
[3]	Republic of Finland	0.500%	9/15/2027	EUR	24,867	27,867
[3]	Republic of Finland	2.750%	7/4/2028	EUR	5,535	6,491
[3]	Republic of Finland	2.875%	4/15/2029	EUR	111,017	130,595
[3]	Republic of Finland	0.500%	9/15/2029	EUR	22,691	24,440
[3]	Republic of Finland	0.000%	9/15/2030	EUR	39,490	40,475
[3]	Republic of Finland	0.125%	9/15/2031	EUR	38,750	38,802
[3]	Republic of Finland	1.500%	9/15/2032	EUR	75,514	80,603
[3]	Republic of Finland	1.125%	4/15/2034	EUR	65,604	65,844
[3]	Republic of Finland	3.000%	9/15/2034	EUR	65,000	75,519
[3]	Republic of Finland	3.000%	9/15/2035	EUR	10,863	12,520
[3]	Republic of Finland	0.125%	4/15/2036	EUR	13,000	11,050
[3]	Republic of Finland	2.750%	4/15/2038	EUR	22,026	24,210
[3]	Republic of Finland	0.250%	9/15/2040	EUR	57,995	42,757
[3]	Republic of Finland	2.625%	7/4/2042	EUR	16,683	17,348
[3]	Republic of Finland	0.500%	4/15/2043	EUR	993	705
	Republic of Finland	3.200%	4/15/2045	EUR	19,351	21,404
[3]	Republic of Finland	1.375%	4/15/2047	EUR	10,000	7,807
[3]	Republic of Finland	0.125%	4/15/2052	EUR	52,187	25,061
[3]	Republic of Finland	2.950%	4/15/2055	EUR	6,329	6,346
						853,664
France (8.5%)
	Action Logement Services	1.375%	4/13/2032	EUR	12,500	12,948
	Action Logement Services	4.125%	10/3/2038	EUR	12,800	15,033
	Action Logement Services	0.750%	7/19/2041	EUR	15,600	11,157
	Agence Francaise de Developpement EPIC	3.750%	2/15/2027	EUR	1,800	2,113
	Agence Francaise de Developpement EPIC	1.000%	1/31/2028	EUR	2,500	2,796
	Agence Francaise de Developpement EPIC	0.010%	11/25/2028	EUR	13,800	14,733
	Agence Francaise de Developpement EPIC	0.250%	6/29/2029	EUR	27,200	28,729
	Agence Francaise de Developpement EPIC	2.875%	1/21/2030	EUR	7,500	8,670
	Agence Francaise de Developpement EPIC	0.500%	5/25/2030	EUR	5,900	6,131
	Agence Francaise de Developpement EPIC	1.375%	7/5/2032	EUR	20,400	21,014
	Agence Francaise de Developpement EPIC	3.500%	2/25/2033	EUR	9,100	10,635

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Agence Francaise de Developpement EPIC	3.375%	5/25/2033	EUR	13,900	16,044
	Agence Francaise de Developpement EPIC	3.000%	1/17/2034	EUR	12,000	13,445
	Agence Francaise de Developpement EPIC	1.500%	10/31/2034	EUR	13,000	12,730
	Agence Francaise de Developpement EPIC	3.625%	1/20/2035	EUR	26,000	30,133
	Agence Francaise de Developpement EPIC	0.500%	5/31/2035	EUR	5,000	4,374
	Agence France Locale	0.000%	9/20/2027	EUR	15,000	16,578
	Agence France Locale	1.125%	6/20/2028	EUR	4,500	5,014
	Agence France Locale	3.000%	3/20/2030	EUR	7,000	8,150
	Agence France Locale	0.000%	3/20/2031	EUR	500	494
	Agence France Locale	3.125%	3/20/2034	EUR	14,500	16,396
	Agence France Locale	3.625%	6/20/2038	EUR	7,000	7,879
	Bpifrance SACA	2.125%	11/29/2027	EUR	12,500	14,364
	Bpifrance SACA	0.125%	11/25/2028	EUR	66,900	71,739
	Bpifrance SACA	0.050%	9/26/2029	EUR	5,000	5,215
	Bpifrance SACA	1.875%	5/25/2030	EUR	5,000	5,541
	Bpifrance SACA	2.000%	9/2/2030	EUR	14,000	15,540
	Bpifrance SACA	0.250%	6/4/2031	EUR	23,200	23,093
	Bpifrance SACA	2.875%	1/31/2032	EUR	15,000	17,151
	Bpifrance SACA	3.375%	5/25/2034	EUR	22,000	25,318
	Caisse d'Amortissement de la Dette Sociale	0.000%	11/25/2026	EUR	10,000	11,275
	Caisse d'Amortissement de la Dette Sociale	2.875%	5/25/2027	EUR	50,000	58,289
	Caisse d'Amortissement de la Dette Sociale	2.750%	9/24/2027	EUR	100,000	116,451
	Caisse d'Amortissement de la Dette Sociale	0.000%	2/25/2028	EUR	5,700	6,240
	Caisse d'Amortissement de la Dette Sociale	2.375%	9/24/2028	EUR	16,300	18,792
	Caisse d'Amortissement de la Dette Sociale	2.750%	2/25/2029	EUR	10,000	11,637
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/2029	EUR	43,700	46,169
	Caisse d'Amortissement de la Dette Sociale	3.125%	3/1/2030	EUR	10,000	11,773
	Caisse d'Amortissement de la Dette Sociale	0.000%	5/25/2031	EUR	17,300	17,117
	Caisse d'Amortissement de la Dette Sociale	0.125%	9/15/2031	EUR	22,000	21,662
	Caisse d'Amortissement de la Dette Sociale	3.000%	11/25/2031	EUR	40,000	46,388
	Caisse d'Amortissement de la Dette Sociale	0.450%	1/19/2032	EUR	25,800	25,669
	Caisse d'Amortissement de la Dette Sociale	1.500%	5/25/2032	EUR	33,600	35,403
	Caisse d'Amortissement de la Dette Sociale	2.750%	11/25/2032	EUR	9,500	10,754
	Caisse des Depots et Consignations	3.000%	5/25/2028	EUR	12,500	14,642
	Caisse des Depots et Consignations	3.000%	5/25/2029	EUR	10,800	12,644
	Caisse Francaise de Financement Local	1.000%	4/25/2028	EUR	100	111
	Caisse Francaise de Financement Local	0.125%	6/30/2031	EUR	6,700	6,632
	Caisse Francaise de Financement Local	3.500%	3/16/2032	EUR	33,000	39,205
	Caisse Francaise de Financement Local	1.250%	1/22/2035	EUR	100	97
	Caisse Francaise de Financement Local SA	0.750%	1/11/2027	EUR	2,000	2,266
	Caisse Francaise de Financement Local SA	0.750%	9/27/2027	EUR	5,000	5,598
	Caisse Francaise de Financement Local SA	0.010%	4/27/2029	EUR	14,500	15,311
	Caisse Francaise de Financement Local SA	1.500%	1/13/2031	EUR	5,000	5,412
	Caisse Francaise de Financement Local SA	0.375%	1/20/2032	EUR	8,000	7,891
	Caisse Francaise de Financement Local SA	1.250%	5/11/2032	EUR	35,900	37,156
	Caisse Francaise de Financement Local SA	3.125%	11/24/2033	EUR	5,000	5,771
	Caisse Francaise de Financement Local SA	1.450%	1/16/2034	EUR	37,200	37,611
	Caisse Francaise de Financement Local SA	3.375%	5/22/2037	EUR	7,300	8,341
	Caisse Francaise de Financement Local SA	1.500%	6/28/2038	EUR	3,600	3,319
[3]	France	0.250%	11/25/2026	EUR	176,306	199,464
[3]	France	0.000%	2/25/2027	EUR	255,977	287,358
[3]	France	1.000%	5/25/2027	EUR	130,450	147,949
[3]	France	2.500%	9/24/2027	EUR	427,692	496,525
[3]	France	2.750%	10/25/2027	EUR	148,395	173,089
[3]	France	0.750%	2/25/2028	EUR	129,364	144,351
[3]	France	0.750%	5/25/2028	EUR	216,770	240,743
[3]	France	0.750%	11/25/2028	EUR	608,393	669,230
[3]	France	2.750%	2/25/2029	EUR	380,028	443,342
[3]	France	5.500%	4/25/2029	EUR	117,522	149,308
[3]	France	0.500%	5/25/2029	EUR	191,931	207,028
[3]	France	0.000%	11/25/2029	EUR	288,476	301,071
[3]	France	2.750%	2/25/2030	EUR	317,147	368,756
[3]	France	2.500%	5/25/2030	EUR	146,677	168,587
[3]	France	0.000%	11/25/2030	EUR	231,904	234,199
[3]	France	2.700%	2/25/2031	EUR	230,000	264,968
[3]	France	1.500%	5/25/2031	EUR	177,411	191,637
[3]	France	0.000%	11/25/2031	EUR	395,253	384,875
[3]	France	0.000%	5/25/2032	EUR	253,573	242,169
[3]	France	5.750%	10/25/2032	EUR	95,000	128,600
[3]	France	2.000%	11/25/2032	EUR	126,218	136,477

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	France	3.000%	5/25/2033	EUR	344,738	395,534
[3]	France	3.500%	11/25/2033	EUR	197,865	233,838
[3]	France	1.250%	5/25/2034	EUR	236,057	232,490
[3]	France	3.000%	11/25/2034	EUR	371,562	419,034
[3]	France	4.750%	4/25/2035	EUR	36,401	46,831
[3]	France	3.200%	5/25/2035	EUR	290,000	330,373
[3]	France	3.500%	11/25/2035	EUR	20,000	23,229
[3]	France	1.250%	5/25/2036	EUR	210,705	195,734
[3]	France	1.250%	5/25/2038	EUR	509,222	445,871
[3]	France	1.750%	6/25/2039	EUR	27,541	25,201
[3,8]	France	0.500%	5/25/2040	EUR	123,263	90,236
[3]	France	4.500%	4/25/2041	EUR	107,367	133,469
[3]	France	3.600%	5/25/2042	EUR	165,622	183,718
[3]	France	2.500%	5/25/2043	EUR	106,559	100,638
[3]	France	0.500%	6/25/2044	EUR	134,874	85,479
[3]	France	3.250%	5/25/2045	EUR	98,191	101,943
[3]	France	2.000%	5/25/2048	EUR	131,410	105,212
[3]	France	3.000%	6/25/2049	EUR	129,970	125,046
[3]	France	1.500%	5/25/2050	EUR	122,558	83,996
[3]	France	0.750%	5/25/2052	EUR	136,375	71,630
[3]	France	0.750%	5/25/2053	EUR	177,960	90,662
[3]	France	3.000%	5/25/2054	EUR	112,695	103,402
[3]	France	4.000%	4/25/2055	EUR	78,930	87,371
[3]	France	3.250%	5/25/2055	EUR	77,272	73,992
[3]	France	3.750%	5/25/2056	EUR	75,000	78,472
[3]	France	4.000%	4/25/2060	EUR	71,827	77,855
[3]	France	1.750%	5/25/2066	EUR	118,468	70,052
[3]	France	0.500%	5/25/2072	EUR	70,287	21,054
	Gestion Securite de Stocks Securite SA	3.375%	6/29/2030	EUR	6,700	7,920
	Ile-de-France Mobilites	3.500%	10/4/2039	EUR	4,900	5,415
	Ile-de-France Mobilites	0.950%	5/28/2041	EUR	100	75
	Ile-de-France Mobilites	3.800%	5/25/2045	EUR	21,400	23,612
	Regie Autonome des Transports Parisiens EPIC	0.875%	5/25/2027	EUR	1,500	1,692
	Regie Autonome des Transports Parisiens EPIC	1.875%	5/25/2032	EUR	5,400	5,749
	Region of Ile de France	0.625%	4/23/2027	EUR	2,500	2,814
	Region of Ile de France	0.000%	4/20/2028	EUR	2,500	2,719
	Region of Ile de France	0.100%	7/2/2030	EUR	1,200	1,224
	Region of Ile de France	2.900%	4/30/2031	EUR	6,000	6,924
	Region of Ile de France	1.375%	6/20/2033	EUR	3,000	3,037
	Region of Ile de France	3.650%	5/25/2035	EUR	10,200	11,962
	SFIL SA	2.875%	1/18/2028	EUR	13,600	15,829
	SFIL SA	0.050%	6/4/2029	EUR	1,700	1,791
	SFIL SA	3.250%	11/25/2030	EUR	20,000	23,473
	SFIL SA	2.875%	1/22/2031	EUR	13,600	15,667
	SFIL SA	1.500%	3/5/2032	EUR	14,500	15,188
	SNCF Reseau	3.125%	10/25/2028	EUR	3,600	4,214
	SNCF Reseau	5.250%	12/7/2028	GBP	8,292	11,215
	SNCF Reseau	0.875%	1/22/2029	EUR	3,000	3,275
	SNCF Reseau	1.000%	11/9/2031	EUR	7,400	7,578
	SNCF Reseau	5.000%	10/10/2033	EUR	7,509	9,648
	SNCF Reseau	5.250%	1/31/2035	GBP	2,684	3,595
	SNCF Reseau	0.750%	5/25/2036	EUR	18,200	15,636
	SNCF Reseau	1.500%	5/29/2037	EUR	8,900	8,057
	SNCF Reseau	2.250%	12/20/2047	EUR	8,600	6,931
	SNCF Reseau	2.000%	2/5/2048	EUR	2,500	1,892
	SNCF Reseau	5.000%	3/11/2052	GBP	2,451	2,873
	SNCF Reseau	4.830%	3/25/2060	GBP	4,483	5,043
	Societe Des Grands Projets EPIC	1.125%	10/22/2028	EUR	5,200	5,777
	Societe Des Grands Projets EPIC	0.000%	11/25/2030	EUR	47,400	47,514
	Societe Des Grands Projets EPIC	1.125%	5/25/2034	EUR	8,000	7,727
	Societe Des Grands Projets EPIC	3.500%	5/25/2043	EUR	7,000	7,520
	Societe Des Grands Projets EPIC	3.375%	5/25/2045	EUR	5,000	5,206
	Societe Des Grands Projets EPIC	0.875%	5/10/2046	EUR	10,000	6,462
	Societe Des Grands Projets EPIC	3.500%	6/25/2049	EUR	5,000	5,149
	Societe Des Grands Projets EPIC	1.700%	5/25/2050	EUR	6,500	4,626
	Societe Des Grands Projets EPIC	1.000%	11/26/2051	EUR	22,200	12,606
	Societe Des Grands Projets EPIC	3.700%	5/25/2053	EUR	4,300	4,462
	Societe Des Grands Projets EPIC	0.700%	10/15/2060	EUR	5,900	2,350
	Societe Des Grands Projets EPIC	1.000%	2/18/2070	EUR	11,000	4,370
	Societe Nationale SNCF SACA	5.375%	3/18/2027	GBP	3,935	5,240

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Societe Nationale SNCF SACA	1.500%	2/2/2029	EUR	4,600	5,117
	Societe Nationale SNCF SACA	0.625%	4/17/2030	EUR	12,300	12,923
	Societe Nationale SNCF SACA	0.227%	6/18/2030	CHF	4,000	4,839
	Societe Nationale SNCF SACA	1.000%	5/25/2040	EUR	17,000	13,178
	Societe Nationale SNCF SACA	0.875%	2/28/2051	EUR	10,800	5,686
	UNEDIC ASSEO	0.100%	11/25/2026	EUR	41,200	46,501
	UNEDIC ASSEO	1.250%	10/21/2027	EUR	10,500	11,882
	UNEDIC ASSEO	0.500%	3/20/2029	EUR	11,800	12,755
	UNEDIC ASSEO	0.250%	11/25/2029	EUR	14,700	15,451
	UNEDIC ASSEO	0.000%	3/5/2030	EUR	10,000	10,317
	UNEDIC ASSEO	0.000%	11/19/2030	EUR	34,000	34,209
	UNEDIC ASSEO	0.010%	5/25/2031	EUR	15,000	14,834
	UNEDIC ASSEO	1.500%	4/20/2032	EUR	25,500	26,910
	UNEDIC ASSEO	1.750%	11/25/2032	EUR	7,000	7,424
	UNEDIC ASSEO	1.250%	5/25/2033	EUR	1,000	1,011
	UNEDIC ASSEO	3.375%	11/25/2033	EUR	13,600	15,865
	UNEDIC ASSEO	0.100%	5/25/2034	EUR	34,600	30,604
	UNEDIC ASSEO	0.250%	7/16/2035	EUR	14,500	12,452
	Ville de Paris	1.250%	1/12/2032	EUR	12,800	13,262
	Ville de Paris	1.375%	11/20/2034	EUR	700	677
	Ville de Paris	3.750%	6/22/2048	EUR	5,000	5,336
						11,340,161
Germany (7.5%)
	Bundesobligation	0.000%	4/16/2027	EUR	160,109	179,585
	Bundesobligation	1.300%	10/15/2027	EUR	240,000	273,346
	Bundesobligation	2.200%	4/13/2028	EUR	195,000	225,984
	Bundesobligation	2.400%	10/19/2028	EUR	200,000	233,037
	Bundesobligation	2.400%	4/18/2030	EUR	25,000	29,069
	Bundesobligation	2.200%	10/10/2030	EUR	15,000	17,270
	Federal Republic of Germany	0.250%	2/15/2027	EUR	87,560	98,821
	Federal Republic of Germany	0.500%	8/15/2027	EUR	4,587	5,155
	Federal Republic of Germany	0.000%	11/15/2027	EUR	45,542	50,494
	Federal Republic of Germany	5.625%	1/4/2028	EUR	68,082	84,506
	Federal Republic of Germany	0.500%	2/15/2028	EUR	121,655	135,739
	Federal Republic of Germany	0.250%	8/15/2028	EUR	125,770	138,235
	Federal Republic of Germany	0.000%	11/15/2028	EUR	252,639	274,195
	Federal Republic of Germany	0.000%	8/15/2029	EUR	70,256	74,882
	Federal Republic of Germany	2.100%	11/15/2029	EUR	50,000	57,554
	Federal Republic of Germany	0.000%	8/15/2030	EUR	11,000	11,441
	Federal Republic of Germany	2.400%	11/15/2030	EUR	420,000	487,992
	Federal Republic of Germany	0.000%	2/15/2031	EUR	104,734	107,498
	Federal Republic of Germany	0.000%	8/15/2031	EUR	262,516	265,770
	Federal Republic of Germany	0.000%	2/15/2032	EUR	72,179	71,981
	Federal Republic of Germany	1.700%	8/15/2032	EUR	193,670	213,955
	Federal Republic of Germany	2.500%	11/15/2032	EUR	90,000	104,243
	Federal Republic of Germany	2.300%	2/15/2033	EUR	66,812	76,352
	Federal Republic of Germany	2.600%	8/15/2033	EUR	54,065	62,876
	Federal Republic of Germany	2.200%	2/15/2034	EUR	46,111	51,895
	Federal Republic of Germany	4.750%	7/4/2034	EUR	39,075	52,808
	Federal Republic of Germany	2.600%	8/15/2034	EUR	324,874	375,890
	Federal Republic of Germany	2.500%	2/15/2035	EUR	130,000	148,758
	Federal Republic of Germany	0.000%	5/15/2035	EUR	104,194	93,729
	Federal Republic of Germany	2.600%	8/15/2035	EUR	475,000	546,408
	Federal Republic of Germany	0.000%	5/15/2036	EUR	202,597	176,111
	Federal Republic of Germany	4.000%	1/4/2037	EUR	48,904	63,178
	Federal Republic of Germany	1.000%	5/15/2038	EUR	169,993	157,907
	Federal Republic of Germany	4.250%	7/4/2039	EUR	50,000	66,425
	Federal Republic of Germany	4.750%	7/4/2040	EUR	37,079	51,909
	Federal Republic of Germany	2.600%	5/15/2041	EUR	157,000	172,023
	Federal Republic of Germany	3.250%	7/4/2042	EUR	99,790	118,441
	Federal Republic of Germany	2.500%	7/4/2044	EUR	120,032	127,233
	Federal Republic of Germany	2.500%	8/15/2046	EUR	211,077	220,813
	Federal Republic of Germany	1.250%	8/15/2048	EUR	159,688	127,535
	Federal Republic of Germany	0.000%	8/15/2050	EUR	274,508	145,343
[9]	Federal Republic of Germany	0.000%	8/15/2050	EUR	30,000	15,932
	Federal Republic of Germany	0.000%	8/15/2052	EUR	144,000	71,470
	Federal Republic of Germany	1.800%	8/15/2053	EUR	170,951	146,758
	Federal Republic of Germany	2.500%	8/15/2054	EUR	68,000	68,152
	Federal Republic of Germany	2.900%	8/15/2056	EUR	202,000	218,809

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	FMS Wertmanagement	0.375%	4/29/2030	EUR	5,400	5,655
	Free & Hanseatic City of Hamburg	0.010%	6/15/2028	EUR	7,500	8,157
	Free & Hanseatic City of Hamburg	0.010%	6/30/2028	EUR	20,000	21,734
	Free & Hanseatic City of Hamburg	0.800%	4/11/2034	EUR	977	955
	Free & Hanseatic City of Hamburg	2.875%	6/26/2035	EUR	10,892	12,512
	Free & Hanseatic City of Hamburg	1.450%	11/5/2038	EUR	7,314	6,835
	Free & Hanseatic City of Hamburg	0.250%	2/18/2041	EUR	4,750	3,409
	Free & Hanseatic City of Hamburg	0.400%	11/23/2051	EUR	8,000	4,093
	Free State of Bavaria	0.030%	4/3/2028	EUR	28,454	31,140
	Free State of Bavaria	0.150%	4/3/2030	EUR	4,794	5,011
	Free State of Bavaria	0.010%	1/18/2035	EUR	19,182	17,021
	Free State of Saxony	0.010%	10/15/2027	EUR	2,500	2,762
	Free State of Saxony	0.010%	11/5/2029	EUR	20,541	21,506
	Free State of Saxony	0.010%	12/17/2035	EUR	17,349	14,854
	Gemeinsame Deutsche Bundeslaender HB HH MV RP SH	3.000%	9/11/2035	EUR	24,448	28,206
	Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH	1.250%	5/4/2029	EUR	15,000	16,619
	Gemeinsame Deutsche Bundeslaender HB HH MV RP SL SH	0.010%	8/26/2030	EUR	17,551	17,933
	Gemeinsame Deutsche Bundeslaender HB HH RP SL SH	0.625%	2/13/2029	EUR	1,951	2,126
	Hannoversche Beteiligungsgesellschaft Niedersachsen GmbH	0.250%	7/16/2035	EUR	10,000	8,948
	Investitionsbank Berlin	0.250%	2/3/2032	EUR	5,500	5,452
	Investitionsbank Berlin	3.125%	3/1/2033	EUR	15,000	17,637
[10]	KFW	2.000%	2/15/2027	AUD	700	448
[10]	KFW	0.625%	2/22/2027	EUR	18,529	20,980
[10]	KFW	0.000%	3/31/2027	EUR	26,737	29,962
[10]	KFW	0.000%	4/30/2027	EUR	82,443	92,207
[10]	KFW	1.250%	6/30/2027	EUR	33,802	38,459
[10]	KFW	4.300%	7/13/2027	AUD	10,000	6,594
[10]	KFW	3.750%	7/30/2027	GBP	6,000	7,875
[10]	KFW	2.375%	8/5/2027	EUR	20,546	23,797
[10]	KFW	0.500%	9/15/2027	EUR	19,908	22,287
[10]	KFW	2.750%	10/1/2027	EUR	70,000	81,655
[10]	KFW	0.750%	12/7/2027	GBP	20,000	24,692
[10]	KFW	0.000%	12/15/2027	EUR	15,905	17,543
[10]	KFW	0.625%	1/7/2028	EUR	19,503	21,776
[10]	KFW	1.375%	2/2/2028	SEK	65,270	6,736
[10]	KFW	2.750%	3/15/2028	EUR	21,862	25,543
[10]	KFW	3.200%	3/15/2028	AUD	17,647	11,380
[10]	KFW	0.750%	6/28/2028	EUR	36,890	40,999
[10]	KFW	0.000%	9/15/2028	EUR	78	85
[10]	KFW	3.125%	10/10/2028	EUR	138,944	164,310
[10]	KFW	4.875%	10/10/2028	GBP	5,000	6,749
[10]	KFW	3.750%	1/9/2029	GBP	32,091	42,017
[10]	KFW	0.750%	1/15/2029	EUR	40,577	44,634
[10]	KFW	4.200%	2/8/2029	AUD	5,000	3,302
[10]	KFW	2.625%	4/26/2029	EUR	30,000	34,968
[10]	KFW	0.000%	6/15/2029	EUR	20,000	21,250
[10]	KFW	4.400%	7/12/2029	AUD	25,000	16,602
[10]	KFW	0.375%	4/23/2030	EUR	10,000	10,565
[10]	KFW	2.750%	5/15/2030	EUR	44,173	51,771
[10]	KFW	3.125%	6/7/2030	EUR	22,307	26,550
[10]	KFW	0.000%	9/17/2030	EUR	44,113	45,325
[10]	KFW	4.250%	10/1/2030	GBP	10,000	13,304
[10]	KFW	2.500%	10/9/2030	EUR	25,000	28,973
[10]	KFW	0.000%	1/10/2031	EUR	37,454	38,087
[10]	KFW	2.750%	2/20/2031	EUR	55,059	64,355
[10]	KFW	0.125%	1/9/2032	EUR	31,986	31,778
[10]	KFW	2.875%	3/31/2032	EUR	70,400	82,542
[10]	KFW	5.750%	6/7/2032	GBP	5,120	7,337
[10]	KFW	2.750%	2/14/2033	EUR	15,000	17,395
[10]	KFW	1.125%	5/9/2033	EUR	3,948	4,069
[10]	KFW	2.875%	6/7/2033	EUR	13,337	15,560
[10]	KFW	0.050%	9/29/2034	EUR	12,373	11,203
[10]	KFW	2.750%	1/17/2035	EUR	19,254	22,047
[10]	KFW	1.375%	7/31/2035	EUR	6,827	6,888
[10]	KFW	0.375%	5/20/2036	EUR	23,670	21,041
[10]	KFW	5.000%	6/9/2036	GBP	4,265	5,801
[10]	KFW	1.250%	7/4/2036	EUR	11,216	10,962
[10]	KFW	4.875%	3/15/2037	GBP	969	1,295
[10]	KFW	1.125%	3/31/2037	EUR	22,993	21,674
[10]	KFW	4.700%	6/2/2037	CAD	1,152	865

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[10]	KFW	1.125%	6/15/2037	EUR	4,876	4,579
[10]	KFW	2.600%	6/20/2037	JPY	812,000	5,925
[10]	KFW	0.875%	7/4/2039	EUR	12,958	11,217
	Land Baden-Wuerttemberg	0.625%	2/9/2027	EUR	4,876	5,514
	Land Baden-Wuerttemberg	0.800%	4/5/2028	EUR	4,876	5,433
	Land Baden-Wuerttemberg	2.125%	7/3/2028	EUR	10,000	11,500
	Land Baden-Wuerttemberg	2.750%	5/16/2029	EUR	8,172	9,545
	Land Baden-Wuerttemberg	2.875%	6/26/2031	EUR	7,400	8,663
	Land Baden-Wuerttemberg	0.010%	7/9/2032	EUR	15,604	15,059
	Land Baden-Wuerttemberg	3.000%	6/27/2033	EUR	20,000	23,391
	Land Berlin	0.625%	2/8/2027	EUR	2,731	3,086
	Land Berlin	0.010%	5/18/2027	EUR	43,860	48,881
	Land Berlin	1.250%	6/1/2028	EUR	29,000	32,595
	Land Berlin	0.010%	10/26/2028	EUR	13,165	14,173
	Land Berlin	0.010%	7/2/2030	EUR	52,115	53,552
	Land Berlin	2.625%	1/24/2031	EUR	18,000	20,818
	Land Berlin	1.300%	6/13/2033	EUR	977	1,012
	Land Berlin	0.750%	4/3/2034	EUR	21,835	21,235
	Land Berlin	0.125%	6/4/2035	EUR	4,876	4,319
	Land Berlin	0.625%	8/25/2036	EUR	1,219	1,090
	Land Berlin	1.375%	6/5/2037	EUR	2,439	2,331
	Land Berlin	1.375%	8/27/2038	EUR	2,439	2,271
	Land Berlin	0.050%	8/6/2040	EUR	14,314	10,161
	Land Berlin	0.100%	1/18/2041	EUR	14,939	10,498
	Land Berlin	3.000%	3/13/2054	EUR	10,000	10,106
	Land Thueringen	0.500%	3/2/2029	EUR	15,000	16,266
	Land Thueringen	0.010%	3/24/2031	EUR	5,000	5,000
	Land Thueringen	0.250%	3/5/2040	EUR	3,999	2,981
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.375%	2/25/2027	EUR	7,500	8,439
	Landeskreditbank Baden-Wuerttemberg Foerderbank	0.750%	3/16/2032	EUR	12,000	12,251
[10]	Landwirtschaftliche Rentenbank	0.875%	12/15/2026	GBP	10,000	12,715
[10]	Landwirtschaftliche Rentenbank	0.100%	3/8/2027	EUR	5,500	6,175
[10]	Landwirtschaftliche Rentenbank	2.600%	3/23/2027	AUD	2,310	1,487
[10]	Landwirtschaftliche Rentenbank	0.625%	5/18/2027	EUR	15,749	17,750
[10]	Landwirtschaftliche Rentenbank	0.000%	9/22/2027	EUR	5,600	6,204
[10]	Landwirtschaftliche Rentenbank	0.375%	2/14/2028	EUR	4,876	5,398
[10]	Landwirtschaftliche Rentenbank	3.250%	4/12/2028	AUD	2,140	1,380
[10]	Landwirtschaftliche Rentenbank	0.000%	7/19/2028	EUR	5,690	6,184
[10]	Landwirtschaftliche Rentenbank	0.000%	12/13/2028	EUR	10,000	10,757
[10]	Landwirtschaftliche Rentenbank	3.875%	2/9/2029	GBP	10,000	13,124
[10]	Landwirtschaftliche Rentenbank	4.300%	2/14/2029	AUD	20,000	13,229
[10]	Landwirtschaftliche Rentenbank	0.500%	2/28/2029	EUR	50,528	54,908
[10]	Landwirtschaftliche Rentenbank	3.200%	5/25/2029	AUD	10,790	6,874
[10]	Landwirtschaftliche Rentenbank	0.000%	11/27/2029	EUR	18,155	19,019
[10]	Landwirtschaftliche Rentenbank	0.050%	12/18/2029	EUR	6,000	6,291
[10]	Landwirtschaftliche Rentenbank	0.625%	2/20/2030	EUR	1,850	1,980
[10]	Landwirtschaftliche Rentenbank	0.050%	1/31/2031	EUR	25,059	25,416
[10]	Landwirtschaftliche Rentenbank	2.750%	2/16/2032	EUR	21,500	24,977
[10]	Landwirtschaftliche Rentenbank	2.500%	5/11/2032	EUR	5,444	6,311
	NRW Bank	0.625%	2/23/2027	EUR	7,314	8,273
	NRW Bank	0.250%	3/16/2027	EUR	205	230
	NRW Bank	0.125%	4/12/2027	EUR	7,948	8,900
	NRW Bank	0.500%	9/13/2027	EUR	7,314	8,174
	NRW Bank	0.625%	1/4/2028	EUR	3,413	3,800
	NRW Bank	0.375%	5/16/2029	EUR	3,535	3,799
	NRW Bank	0.125%	2/4/2030	EUR	25,000	26,154
	NRW Bank	0.000%	9/23/2030	EUR	3,500	3,565
	NRW Bank	0.875%	4/12/2034	EUR	331	325
	NRW Bank	2.875%	7/25/2034	EUR	20,000	23,050
	NRW Bank	3.000%	6/4/2035	EUR	13,582	15,708
	NRW Bank	0.100%	7/9/2035	EUR	13,519	11,833
	NRW Bank	1.200%	3/28/2039	EUR	5,000	4,443
	NRW Bank	0.500%	6/17/2041	EUR	8,900	6,574
	NRW Bank	1.250%	5/13/2049	EUR	4,876	3,403
	State of Brandenburg	0.010%	6/26/2028	EUR	15,696	17,060
	State of Brandenburg	0.125%	2/4/2030	EUR	3,275	3,424
	State of Brandenburg	0.050%	7/1/2031	EUR	14,013	14,034
	State of Brandenburg	1.125%	7/4/2033	EUR	5,000	5,105
	State of Brandenburg	3.000%	7/20/2033	EUR	8,000	9,343
	State of Brandenburg	0.750%	8/8/2036	EUR	4,876	4,410

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
State of Brandenburg	1.450%	11/26/2038	EUR	6,875	6,392
State of Brandenburg	0.300%	10/4/2049	EUR	488	259
State of Bremen	2.750%	1/30/2032	EUR	41,000	47,490
State of Bremen	3.000%	3/2/2033	EUR	9,000	10,542
State of Bremen	1.200%	1/30/2034	EUR	100	102
State of Bremen	1.500%	11/12/2038	EUR	2,404	2,264
State of Bremen	1.000%	5/27/2039	EUR	6,097	5,270
State of Bremen	0.500%	5/6/2041	EUR	9,740	7,205
State of Bremen	0.550%	2/4/2050	EUR	26,106	14,679
State of Hesse	0.000%	9/22/2027	EUR	20,000	22,141
State of Hesse	0.625%	8/2/2028	EUR	4,876	5,375
State of Hesse	0.010%	3/11/2030	EUR	12,829	13,308
State of Hesse	0.000%	11/8/2030	EUR	12,190	12,394
State of Hesse	0.125%	10/10/2031	EUR	9,600	9,562
State of Hesse	2.875%	7/4/2033	EUR	5,431	6,304
State of Hesse	1.300%	10/10/2033	EUR	3,901	4,022
State of Hesse	2.750%	1/10/2034	EUR	22,000	25,196
State of Hesse	2.625%	8/25/2034	EUR	17,450	19,749
State of Hesse	3.125%	3/12/2035	EUR	40,730	47,785
State of Lower Saxony	0.000%	2/11/2027	EUR	6,000	6,738
State of Lower Saxony	0.010%	11/25/2027	EUR	37,521	41,373
State of Lower Saxony	0.750%	2/15/2028	EUR	7,314	8,166
State of Lower Saxony	0.010%	2/19/2029	EUR	9,518	10,163
State of Lower Saxony	0.375%	5/14/2029	EUR	2,926	3,145
State of Lower Saxony	0.125%	1/10/2030	EUR	4,876	5,107
State of Lower Saxony	2.750%	3/25/2030	EUR	65,747	76,776
State of Lower Saxony	0.010%	8/13/2030	EUR	33,963	34,819
State of Lower Saxony	0.010%	1/10/2031	EUR	5,331	5,400
State of Lower Saxony	2.750%	2/17/2031	EUR	8,146	9,477
State of Lower Saxony	0.050%	3/9/2035	EUR	29,974	26,494
State of North Rhine-Westphalia Germany	0.500%	2/16/2027	EUR	9,947	11,234
State of North Rhine-Westphalia Germany	0.200%	3/31/2027	EUR	20,205	22,686
State of North Rhine-Westphalia Germany	0.950%	3/13/2028	EUR	13,652	15,292
State of North Rhine-Westphalia Germany	0.000%	1/15/2029	EUR	6,681	7,157
State of North Rhine-Westphalia Germany	0.200%	4/9/2030	EUR	5,000	5,224
State of North Rhine-Westphalia Germany	2.750%	1/15/2032	EUR	25,000	28,984
State of North Rhine-Westphalia Germany	2.375%	5/13/2033	EUR	11,748	13,196
State of North Rhine-Westphalia Germany	2.900%	6/7/2033	EUR	93,719	108,841
State of North Rhine-Westphalia Germany	0.000%	10/12/2035	EUR	31,655	27,251
State of North Rhine-Westphalia Germany	1.250%	5/12/2036	EUR	6,827	6,611
State of North Rhine-Westphalia Germany	1.650%	2/22/2038	EUR	12,000	11,719
State of North Rhine-Westphalia Germany	0.500%	11/25/2039	EUR	18,224	14,539
State of North Rhine-Westphalia Germany	1.500%	6/12/2040	EUR	2,258	2,050
State of North Rhine-Westphalia Germany	0.600%	6/4/2041	EUR	11,573	8,887
State of North Rhine-Westphalia Germany	0.750%	8/16/2041	EUR	977	762
State of North Rhine-Westphalia Germany	1.450%	2/16/2043	EUR	2,439	2,087
State of North Rhine-Westphalia Germany	1.000%	10/16/2046	EUR	8,265	5,892
State of North Rhine-Westphalia Germany	1.650%	5/16/2047	EUR	20,200	16,607
State of North Rhine-Westphalia Germany	1.550%	6/16/2048	EUR	4,876	3,846
State of North Rhine-Westphalia Germany	0.800%	7/30/2049	EUR	12,016	7,669
State of North Rhine-Westphalia Germany	0.375%	9/2/2050	EUR	16,605	9,048
State of North Rhine-Westphalia Germany	0.200%	1/27/2051	EUR	18,134	9,079
State of North Rhine-Westphalia Germany	0.500%	1/15/2052	EUR	11,530	6,264
State of North Rhine-Westphalia Germany	2.900%	1/15/2053	EUR	3,522	3,540
State of North Rhine-Westphalia Germany	3.000%	3/20/2054	EUR	22,500	22,865
State of North Rhine-Westphalia Germany	1.750%	10/26/2057	EUR	8,266	5,985
State of North Rhine-Westphalia Germany	1.750%	7/11/2068	EUR	7,518	4,960
State of North Rhine-Westphalia Germany	3.400%	3/7/2073	EUR	8,000	8,347
State of North Rhine-Westphalia Germany	1.950%	9/26/2078	EUR	14,185	9,557
State of North Rhine-Westphalia Germany	2.150%	3/21/2119	EUR	9,518	6,387
State of North Rhine-Westphalia Germany	1.375%	1/15/2120	EUR	12,019	5,345
State of North Rhine-Westphalia Germany	0.950%	1/10/2121	EUR	18,536	6,549
State of North Rhine-Westphalia Germany	1.450%	1/19/2122	EUR	5,283	2,478
State of Rhineland-Palatinate	0.375%	1/26/2027	EUR	4,876	5,503
State of Rhineland-Palatinate	0.700%	1/26/2028	EUR	4,876	5,420
State of Rhineland-Palatinate	0.750%	2/23/2032	EUR	50,067	51,120
State of Rhineland-Palatinate	0.375%	4/1/2041	EUR	3,400	2,501
State of Rhineland-Palatinate	0.375%	3/10/2051	EUR	3,988	2,055
State of Saxony-Anhalt	0.500%	6/25/2027	EUR	1,219	1,368
State of Saxony-Anhalt	0.750%	1/29/2029	EUR	6,000	6,576

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	State of Saxony-Anhalt	0.000%	3/10/2031	EUR	7,250	7,292
	State of Saxony-Anhalt	2.950%	6/20/2033	EUR	13,200	15,381
	State of Saxony-Anhalt	3.150%	2/6/2054	EUR	6,000	6,199
	State of Schleswig-Holstein Germany	1.375%	7/14/2027	EUR	15,000	17,126
	State of Schleswig-Holstein Germany	0.250%	4/18/2028	EUR	977	1,069
	State of Schleswig-Holstein Germany	0.625%	8/31/2028	EUR	3,341	3,676
	State of Schleswig-Holstein Germany	0.010%	11/26/2029	EUR	14,331	14,979
	State of Schleswig-Holstein Germany	0.010%	5/22/2030	EUR	6,998	7,218
	State of Schleswig-Holstein Germany	0.050%	7/8/2031	EUR	5,852	5,843
	State of Schleswig-Holstein Germany	3.000%	8/16/2033	EUR	22,500	26,283
	State of Schleswig-Holstein Germany	2.875%	8/20/2035	EUR	8,170	9,375
						9,997,605
Greece (0.3%)
[3]	Hellenic Republic	3.875%	6/15/2028	EUR	71,918	86,484
[3]	Hellenic Republic	1.500%	6/18/2030	EUR	11,743	12,951
	Hellenic Republic	3.900%	1/30/2033	EUR	14,208	17,348
[3]	Hellenic Republic	4.250%	6/15/2033	EUR	9,080	11,340
[3]	Hellenic Republic	3.375%	6/15/2034	EUR	5,432	6,374
[3]	Hellenic Republic	3.625%	6/15/2035	EUR	151,446	179,667
	Hellenic Republic	4.200%	1/30/2042	EUR	14,240	17,439
[3]	Hellenic Republic	1.875%	1/24/2052	EUR	48,849	37,131
[3]	Hellenic Republic	4.125%	6/15/2054	EUR	41,067	47,377
						416,111
Hong Kong (0.0%)
	Hong Kong Government Bond Programme	3.375%	6/7/2027	EUR	5,000	5,860
	Hong Kong Government Bond Programme	1.250%	6/29/2027	HKD	3,000	379
	Hong Kong Government Bond Programme	1.970%	1/17/2029	HKD	58,850	7,484
	Hong Kong Government Bond Programme	2.130%	7/16/2030	HKD	45,500	5,776
	Hong Kong Government Bond Programme	1.890%	3/2/2032	HKD	3,200	391
	Hong Kong Government Bond Programme	3.750%	6/7/2032	EUR	6,000	7,312
	Hong Kong Government Bond Programme	2.020%	3/7/2034	HKD	13,600	1,644
	Hong Kong Government Bond Programme	1.590%	3/4/2036	HKD	57,000	6,426
	Hong Kong Government Infrastructure Bond Programme	3.170%	7/24/2035	HKD	119,250	15,643
						50,915
Hungary (0.2%)
	Republic of Hungary	2.750%	12/22/2026	HUF	3,403,180	9,750
	Republic of Hungary	5.000%	2/22/2027	EUR	3,244	3,869
	Republic of Hungary	1.750%	10/10/2027	EUR	2,146	2,447
	Republic of Hungary	3.000%	10/27/2027	HUF	9,755,340	27,271
	Republic of Hungary	4.500%	3/23/2028	HUF	20,673,470	58,933
	Republic of Hungary	0.125%	9/21/2028	EUR	3,728	3,981
	Republic of Hungary	6.750%	10/22/2028	HUF	5,609,330	16,829
	Republic of Hungary	2.000%	5/23/2029	HUF	1,974,720	5,067
	Republic of Hungary	4.000%	7/25/2029	EUR	17,249	20,527
	Republic of Hungary	3.000%	8/21/2030	HUF	14,925,610	38,285
	Republic of Hungary	3.250%	10/22/2031	HUF	465,190	1,174
	Republic of Hungary	1.625%	4/28/2032	EUR	13,813	14,243
	Republic of Hungary	4.750%	11/24/2032	HUF	8,500,000	22,715
	Republic of Hungary	2.250%	4/20/2033	HUF	5,247,780	11,663
	Republic of Hungary	7.000%	10/24/2035	HUF	1,842,970	5,537
	Republic of Hungary	3.000%	10/27/2038	HUF	7,169,000	14,207
	Republic of Hungary	4.875%	3/22/2040	EUR	32,165	37,921
	Republic of Hungary	3.000%	4/25/2041	HUF	5,082,310	9,327
						303,746
Indonesia (1.0%)
	Indonesia Treasury Bond	5.125%	4/15/2027	IDR	635,731,000	38,384
	Indonesia Treasury Bond	7.000%	5/15/2027	IDR	730,214,000	45,280
	Indonesia Treasury Bond	6.125%	5/15/2028	IDR	706,587,000	43,528
	Indonesia Treasury Bond	6.375%	8/15/2028	IDR	1,778,000,000	110,585
	Indonesia Treasury Bond	9.000%	3/15/2029	IDR	24,484,000	1,642
	Indonesia Treasury Bond	6.875%	4/15/2029	IDR	300,000,000	18,923
	Indonesia Treasury Bond	8.250%	5/15/2029	IDR	710,151,000	46,714
	Indonesia Treasury Bond	6.500%	7/15/2030	IDR	200,000,000	12,540
	Indonesia Treasury Bond	7.000%	9/15/2030	IDR	978,735,000	62,711
	Indonesia Treasury Bond	6.500%	2/15/2031	IDR	953,002,000	59,609
	Indonesia Treasury Bond	5.875%	3/15/2031	IDR	400,000,000	24,539
	Indonesia Treasury Bond	8.750%	5/15/2031	IDR	187,925,000	12,975
	Indonesia Treasury Bond	6.375%	4/15/2032	IDR	784,458,000	48,417

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Indonesia Treasury Bond	7.500%	8/15/2032	IDR	318,879,000	20,802
Indonesia Treasury Bond	7.000%	2/15/2033	IDR	1,536,857,000	97,472
Indonesia Treasury Bond	6.625%	5/15/2033	IDR	1,025,898,000	63,853
Indonesia Treasury Bond	6.625%	2/15/2034	IDR	710,361,000	44,255
Indonesia Treasury Bond	8.375%	3/15/2034	IDR	674,148,000	46,828
Indonesia Treasury Bond	7.500%	6/15/2035	IDR	577,006,000	38,282
Indonesia Treasury Bond	6.750%	7/15/2035	IDR	760,000,000	47,862
Indonesia Treasury Bond	6.500%	4/15/2036	IDR	300,000,000	18,639
Indonesia Treasury Bond	8.250%	5/15/2036	IDR	509,661,000	35,673
Indonesia Treasury Bond	9.750%	5/15/2037	IDR	63,792,000	4,929
Indonesia Treasury Bond	7.500%	5/15/2038	IDR	446,806,000	29,565
Indonesia Treasury Bond	7.125%	6/15/2038	IDR	340,000,000	21,824
Indonesia Treasury Bond	8.375%	4/15/2039	IDR	523,168,000	36,831
Indonesia Treasury Bond	7.500%	4/15/2040	IDR	811,318,000	53,549
Indonesia Treasury Bond	7.125%	8/15/2040	IDR	375,000,000	24,133
Indonesia Treasury Bond	9.500%	5/15/2041	IDR	81,900,000	6,166
Indonesia Treasury Bond	7.125%	6/15/2042	IDR	475,210,000	30,444
Indonesia Treasury Bond	7.125%	6/15/2043	IDR	970,000,000	61,784
Indonesia Treasury Bond	7.125%	8/15/2045	IDR	550,000,000	35,384
Indonesia Treasury Bond	7.375%	5/15/2048	IDR	422,095,000	27,403
Indonesia Treasury Bond	6.875%	8/15/2051	IDR	486,019,000	29,610
Indonesia Treasury Bond	6.875%	7/15/2054	IDR	660,000,000	40,375
Republic of Indonesia	0.900%	2/14/2027	EUR	10,565	11,916
Republic of Indonesia	3.750%	6/14/2028	EUR	11,139	13,177
Republic of Indonesia	3.650%	9/10/2032	EUR	12,000	13,979
Republic of Indonesia	1.100%	3/12/2033	EUR	4,669	4,525
					1,385,107
Ireland (0.4%)
Republic of Ireland	0.200%	5/15/2027	EUR	58,472	65,616
Republic of Ireland	0.900%	5/15/2028	EUR	36,715	41,162
Republic of Ireland	1.100%	5/15/2029	EUR	24,380	27,071
Republic of Ireland	0.200%	10/18/2030	EUR	55,510	57,556
Republic of Ireland	0.000%	10/18/2031	EUR	72,535	72,172
Republic of Ireland	0.350%	10/18/2032	EUR	42,317	41,801
Republic of Ireland	1.300%	5/15/2033	EUR	19,947	20,902
Republic of Ireland	2.600%	10/18/2034	EUR	18,133	20,484
Republic of Ireland	0.400%	5/15/2035	EUR	10,906	9,963
Republic of Ireland	1.700%	5/15/2037	EUR	2,523	2,533
Republic of Ireland	0.550%	4/22/2041	EUR	81,592	63,176
Republic of Ireland	2.000%	2/18/2045	EUR	39,344	36,617
Republic of Ireland	1.500%	5/15/2050	EUR	61,038	47,719
					506,772
Isle of Man (0.0%)
Isle of Man	1.625%	9/14/2051	GBP	5,732	3,389
Israel (0.4%)
State of Israel	1.500%	1/18/2027	EUR	34,011	38,590
State of Israel	2.000%	3/31/2027	ILS	79,333	23,764
State of Israel	3.750%	9/30/2027	ILS	52,240	16,024
State of Israel	2.250%	9/28/2028	ILS	166,992	49,192
State of Israel	1.500%	1/16/2029	EUR	9,466	10,449
State of Israel	3.750%	2/28/2029	ILS	262,281	80,551
State of Israel	1.000%	3/31/2030	ILS	173,975	47,587
State of Israel	0.625%	1/18/2032	EUR	8,922	8,682
State of Israel	1.300%	4/30/2032	ILS	131,900	34,738
State of Israel	4.000%	3/30/2035	ILS	245,519	75,871
State of Israel	2.375%	1/18/2037	EUR	8,200	8,194
State of Israel	1.500%	5/31/2037	ILS	157,924	37,311
State of Israel	5.500%	1/31/2042	ILS	82,324	29,208
State of Israel	3.750%	3/31/2047	ILS	131,154	37,244
State of Israel	2.500%	1/16/2049	EUR	3,219	2,708
State of Israel	2.800%	11/29/2052	ILS	176,040	40,365
					540,478
Italy (6.7%)
Cassa Depositi e Prestiti SpA	2.000%	4/20/2027	EUR	7,400	8,494
Cassa Depositi e Prestiti SpA	3.625%	1/13/2030	EUR	5,000	5,950
Cassa Depositi e Prestiti SpA	1.000%	2/11/2030	EUR	8,400	9,141
Cassa Depositi e Prestiti SpA	3.875%	7/12/2031	EUR	5,000	6,003
Cassa Depositi e Prestiti SpA	3.375%	2/11/2032	EUR	2,700	3,156

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Italy Buoni Poliennali Del Tesoro	0.850%	1/15/2027	EUR	80,136	91,139
	Italy Buoni Poliennali Del Tesoro	2.950%	2/15/2027	EUR	100,000	116,504
	Italy Buoni Poliennali Del Tesoro	1.100%	4/1/2027	EUR	156,114	177,633
	Italy Buoni Poliennali Del Tesoro	3.450%	7/15/2027	EUR	74,099	87,282
	Italy Buoni Poliennali Del Tesoro	2.050%	8/1/2027	EUR	75,008	86,444
	Italy Buoni Poliennali Del Tesoro	0.950%	9/15/2027	EUR	151,525	171,135
	Italy Buoni Poliennali Del Tesoro	2.700%	10/15/2027	EUR	90,000	104,804
	Italy Buoni Poliennali Del Tesoro	6.500%	11/1/2027	EUR	32,315	40,415
	Italy Buoni Poliennali Del Tesoro	2.650%	12/1/2027	EUR	70,059	81,577
	Italy Buoni Poliennali Del Tesoro	0.250%	3/15/2028	EUR	90,622	99,930
	Italy Buoni Poliennali Del Tesoro	3.400%	4/1/2028	EUR	90,842	107,642
	Italy Buoni Poliennali Del Tesoro	0.500%	7/15/2028	EUR	139,312	153,465
	Italy Buoni Poliennali Del Tesoro	3.800%	8/1/2028	EUR	206,084	247,256
[3]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/2028	EUR	50,000	61,560
	Italy Buoni Poliennali Del Tesoro	2.800%	12/1/2028	EUR	40,738	47,715
	Italy Buoni Poliennali Del Tesoro	4.100%	2/1/2029	EUR	283,835	344,923
	Italy Buoni Poliennali Del Tesoro	2.800%	6/15/2029	EUR	183,698	214,780
	Italy Buoni Poliennali Del Tesoro	3.350%	7/1/2029	EUR	356,177	423,827
	Italy Buoni Poliennali Del Tesoro	3.000%	10/1/2029	EUR	251,397	295,508
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	3/1/2030	EUR	71,781	86,222
	Italy Buoni Poliennali Del Tesoro	1.350%	4/1/2030	EUR	40,825	44,835
	Italy Buoni Poliennali Del Tesoro	3.700%	6/15/2030	EUR	85,006	102,727
	Italy Buoni Poliennali Del Tesoro	2.950%	7/1/2030	EUR	30,000	35,123
	Italy Buoni Poliennali Del Tesoro	0.950%	8/1/2030	EUR	75,122	80,396
[3]	Italy Buoni Poliennali Del Tesoro	2.700%	10/1/2030	EUR	200,000	231,106
	Italy Buoni Poliennali Del Tesoro	4.000%	11/15/2030	EUR	75,000	91,910
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	12/1/2030	EUR	35,847	39,412
[3]	Italy Buoni Poliennali Del Tesoro	3.500%	2/15/2031	EUR	126,375	151,344
	Italy Buoni Poliennali Del Tesoro	0.900%	4/1/2031	EUR	158,588	166,441
	Italy Buoni Poliennali Del Tesoro	3.450%	7/15/2031	EUR	254,165	303,446
[3]	Italy Buoni Poliennali Del Tesoro	0.600%	8/1/2031	EUR	51,149	52,313
[3]	Italy Buoni Poliennali Del Tesoro	3.150%	11/15/2031	EUR	251,061	294,398
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	12/1/2031	EUR	72,000	74,482
[3]	Italy Buoni Poliennali Del Tesoro	1.650%	3/1/2032	EUR	69,424	74,652
	Italy Buoni Poliennali Del Tesoro	0.950%	6/1/2032	EUR	65,399	66,831
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	7/15/2032	EUR	180,000	211,425
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	11/15/2032	EUR	94,022	110,192
	Italy Buoni Poliennali Del Tesoro	2.500%	12/1/2032	EUR	68,494	76,711
	Italy Buoni Poliennali Del Tesoro	5.750%	2/1/2033	EUR	114,810	155,884
	Italy Buoni Poliennali Del Tesoro	4.400%	5/1/2033	EUR	143,790	180,895
	Italy Buoni Poliennali Del Tesoro	4.350%	11/1/2033	EUR	182,046	228,355
	Italy Buoni Poliennali Del Tesoro	3.850%	7/1/2034	EUR	105,595	127,774
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/2034	EUR	49,264	64,663
	Italy Buoni Poliennali Del Tesoro	3.850%	2/1/2035	EUR	165,561	199,713
[3]	Italy Buoni Poliennali Del Tesoro	3.350%	3/1/2035	EUR	43,790	51,009
[3]	Italy Buoni Poliennali Del Tesoro	3.650%	8/1/2035	EUR	156,968	185,792
	Italy Buoni Poliennali Del Tesoro	3.600%	10/1/2035	EUR	210,000	247,219
[3]	Italy Buoni Poliennali Del Tesoro	1.450%	3/1/2036	EUR	88,654	85,116
[3]	Italy Buoni Poliennali Del Tesoro	2.250%	9/1/2036	EUR	25,000	25,825
[3]	Italy Buoni Poliennali Del Tesoro	4.000%	2/1/2037	EUR	7,882	9,569
[3]	Italy Buoni Poliennali Del Tesoro	0.950%	3/1/2037	EUR	68,377	60,373
[3]	Italy Buoni Poliennali Del Tesoro	4.050%	10/30/2037	EUR	98,697	119,538
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	3/1/2038	EUR	205,367	229,202
[3]	Italy Buoni Poliennali Del Tesoro	2.950%	9/1/2038	EUR	12,931	13,932
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	8/1/2039	EUR	98,664	130,174
[3]	Italy Buoni Poliennali Del Tesoro	4.150%	10/1/2039	EUR	90,000	108,836
[3]	Italy Buoni Poliennali Del Tesoro	3.100%	3/1/2040	EUR	47,884	51,522
[3]	Italy Buoni Poliennali Del Tesoro	5.000%	9/1/2040	EUR	89,462	117,989
[3]	Italy Buoni Poliennali Del Tesoro	3.850%	10/1/2040	EUR	37,418	43,485
[3]	Italy Buoni Poliennali Del Tesoro	1.800%	3/1/2041	EUR	140,982	125,098
[3]	Italy Buoni Poliennali Del Tesoro	4.450%	9/1/2043	EUR	108,036	133,017
[3]	Italy Buoni Poliennali Del Tesoro	4.750%	9/1/2044	EUR	47,379	60,616
[3]	Italy Buoni Poliennali Del Tesoro	1.500%	4/30/2045	EUR	66,713	51,721
[3]	Italy Buoni Poliennali Del Tesoro	4.100%	4/30/2046	EUR	44,174	51,866
[3]	Italy Buoni Poliennali Del Tesoro	3.250%	9/1/2046	EUR	61,036	63,016
[3]	Italy Buoni Poliennali Del Tesoro	2.700%	3/1/2047	EUR	67,658	63,551
[3]	Italy Buoni Poliennali Del Tesoro	3.450%	3/1/2048	EUR	62,810	66,287
[3]	Italy Buoni Poliennali Del Tesoro	3.850%	9/1/2049	EUR	135,249	150,977
[3]	Italy Buoni Poliennali Del Tesoro	2.450%	9/1/2050	EUR	74,319	63,922
[3]	Italy Buoni Poliennali Del Tesoro	1.700%	9/1/2051	EUR	75,969	54,589

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3]	Italy Buoni Poliennali Del Tesoro	2.150%	9/1/2052	EUR	20,000	15,812
[3]	Italy Buoni Poliennali Del Tesoro	4.500%	10/1/2053	EUR	47,423	57,212
[3]	Italy Buoni Poliennali Del Tesoro	4.300%	10/1/2054	EUR	109,297	127,498
[3]	Italy Buoni Poliennali Del Tesoro	4.650%	10/1/2055	EUR	76,295	93,515
[3]	Italy Buoni Poliennali Del Tesoro	2.800%	3/1/2067	EUR	47,014	39,403
[3]	Italy Buoni Poliennali Del Tesoro	2.150%	3/1/2072	EUR	12,000	8,364
	Republic of Italy	6.000%	8/4/2028	GBP	5,802	7,910
						8,951,488
Japan (10.8%)
	Aichi Prefecture	0.075%	5/20/2027	JPY	2,400,000	15,354
	Aichi Prefecture	0.050%	9/20/2029	JPY	400,000	2,479
	Aichi Prefecture	0.772%	9/20/2033	JPY	300,000	1,828
	Aichi Prefecture	0.481%	6/11/2041	JPY	180,000	872
	City of Yokohama Japan	0.050%	10/16/2029	JPY	1,500,000	9,286
	City of Yokohama Japan	0.150%	6/12/2030	JPY	500,000	3,066
	Fukuoka Prefecture	0.432%	6/18/2049	JPY	350,000	1,279
	Hyogo Prefecture	1.020%	7/13/2029	JPY	750,000	4,831
	Hyogo Prefecture	1.400%	9/8/2034	JPY	700,000	4,424
	Japan	0.500%	11/1/2026	JPY	12,000,000	77,668
	Japan	0.600%	12/1/2026	JPY	15,000,000	97,164
	Japan	0.005%	12/20/2026	JPY	10,100,200	64,977
	Japan	0.100%	12/20/2026	JPY	6,316,650	40,666
	Japan	2.100%	12/20/2026	JPY	2,437,950	16,054
	Japan	0.600%	1/1/2027	JPY	15,000,000	97,128
	Japan	0.700%	2/1/2027	JPY	5,000,000	32,405
	Japan	0.800%	3/1/2027	JPY	5,000,000	32,438
	Japan	0.005%	3/20/2027	JPY	13,513,350	86,730
	Japan	0.100%	3/20/2027	JPY	7,478,050	48,058
	Japan	0.100%	3/20/2027	JPY	10,608,850	68,179
	Japan	2.000%	3/20/2027	JPY	487,600	3,215
	Japan	2.100%	3/20/2027	JPY	170,700	1,127
	Japan	0.900%	4/1/2027	JPY	15,000,000	97,429
	Japan	0.700%	5/1/2027	JPY	11,000,000	71,208
	Japan	0.800%	6/1/2027	JPY	11,000,000	71,290
	Japan	0.005%	6/20/2027	JPY	12,604,000	80,663
	Japan	0.100%	6/20/2027	JPY	10,557,150	67,653
	Japan	2.300%	6/20/2027	JPY	9,800	65
	Japan	0.700%	7/1/2027	JPY	13,000,000	84,092
	Japan	0.900%	8/1/2027	JPY	20,000,000	129,807
	Japan	0.900%	9/1/2027	JPY	15,000,000	97,314
	Japan	0.100%	9/20/2027	JPY	5,587,000	35,705
	Japan	0.100%	9/20/2027	JPY	5,900,000	37,706
	Japan	2.200%	9/20/2027	JPY	1,007,350	6,694
	Japan	1.000%	10/1/2027	JPY	15,000,000	97,479
	Japan	0.100%	12/20/2027	JPY	7,492,600	47,783
	Japan	0.200%	12/20/2027	JPY	8,000,000	51,127
	Japan	0.300%	12/20/2027	JPY	3,000,000	19,214
	Japan	2.100%	12/20/2027	JPY	1,092,700	7,264
	Japan	0.100%	3/20/2028	JPY	7,007,950	44,579
	Japan	0.100%	3/20/2028	JPY	6,253,000	39,777
	Japan	0.200%	3/20/2028	JPY	7,450,000	47,503
	Japan	2.200%	3/20/2028	JPY	1,925,950	12,863
	Japan	2.400%	3/20/2028	JPY	2,852,400	19,136
	Japan	0.100%	6/20/2028	JPY	5,893,400	37,378
	Japan	0.100%	6/20/2028	JPY	5,000,000	31,713
	Japan	0.200%	6/20/2028	JPY	4,500,000	28,625
	Japan	0.300%	6/20/2028	JPY	2,000,000	12,755
	Japan	2.400%	6/20/2028	JPY	3,260,200	21,936
	Japan	0.100%	9/20/2028	JPY	4,689,800	29,663
	Japan	0.300%	9/20/2028	JPY	5,000,000	31,820
	Japan	0.400%	9/20/2028	JPY	5,600,000	35,740
	Japan	2.100%	9/20/2028	JPY	2,986,900	19,988
	Japan	2.200%	9/20/2028	JPY	585,150	3,926
	Japan	0.100%	12/20/2028	JPY	6,723,850	42,408
	Japan	0.200%	12/20/2028	JPY	7,000,000	44,288
	Japan	0.300%	12/20/2028	JPY	2,000,000	12,684
	Japan	0.300%	12/20/2028	JPY	6,000,000	38,077
	Japan	0.400%	12/20/2028	JPY	7,000,000	44,553
	Japan	1.900%	12/20/2028	JPY	3,530,200	23,518

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	2.100%	12/20/2028	JPY	292,600	1,961
Japan	0.100%	3/20/2029	JPY	7,240,600	45,511
Japan	0.400%	3/20/2029	JPY	9,000,000	57,146
Japan	0.500%	3/20/2029	JPY	11,000,000	70,073
Japan	0.600%	3/20/2029	JPY	7,000,000	44,721
Japan	1.900%	3/20/2029	JPY	2,023,500	13,493
Japan	2.100%	3/20/2029	JPY	2,200,500	14,768
Japan	0.100%	6/20/2029	JPY	7,981,850	49,969
Japan	0.400%	6/20/2029	JPY	9,000,000	56,977
Japan	0.500%	6/20/2029	JPY	2,000,000	12,699
Japan	0.500%	6/20/2029	JPY	7,000,000	44,480
Japan	0.600%	6/20/2029	JPY	11,000,000	70,148
Japan	2.100%	6/20/2029	JPY	2,696,400	18,121
Japan	0.100%	9/20/2029	JPY	5,205,600	32,488
Japan	0.600%	9/20/2029	JPY	11,000,000	69,936
Japan	0.700%	9/20/2029	JPY	20,500,000	130,936
Japan	2.100%	9/20/2029	JPY	5,792,650	38,971
Japan	2.800%	9/20/2029	JPY	1,316,550	9,087
Japan	0.100%	12/20/2029	JPY	6,308,450	39,216
Japan	0.900%	12/20/2029	JPY	10,000,000	64,254
Japan	1.000%	12/20/2029	JPY	13,000,000	83,861
Japan	1.100%	12/20/2029	JPY	12,359,200	80,055
Japan	2.100%	12/20/2029	JPY	6,356,900	42,826
Japan	2.200%	12/20/2029	JPY	2,798,800	18,926
Japan	0.100%	3/20/2030	JPY	6,000,000	37,157
Japan	1.000%	3/20/2030	JPY	29,000,000	186,816
Japan	2.100%	3/20/2030	JPY	6,989,050	47,130
Japan	2.200%	3/20/2030	JPY	4,771,850	32,308
Japan	2.300%	5/20/2030	JPY	82,900	564
Japan	0.100%	6/20/2030	JPY	5,066,950	31,267
Japan	1.000%	6/20/2030	JPY	22,000,000	141,484
Japan	1.000%	6/20/2030	JPY	2,000,000	12,862
Japan	1.100%	6/20/2030	JPY	15,000,000	96,886
Japan	1.600%	6/20/2030	JPY	277,950	1,836
Japan	1.800%	6/20/2030	JPY	19,550	130
Japan	2.000%	6/20/2030	JPY	2,437,950	16,388
Japan	0.100%	9/20/2030	JPY	4,883,650	30,020
Japan	1.300%	9/20/2030	JPY	5,000,000	32,548
Japan	1.800%	9/20/2030	JPY	682,650	4,551
Japan	1.900%	9/20/2030	JPY	2,130,750	14,265
Japan	0.100%	12/20/2030	JPY	6,079,600	37,236
Japan	2.000%	12/20/2030	JPY	1,462,800	9,851
Japan	2.100%	12/20/2030	JPY	5,383,600	36,432
Japan	0.100%	3/20/2031	JPY	6,583,450	40,155
Japan	1.900%	3/20/2031	JPY	2,925,550	19,613
Japan	2.000%	3/20/2031	JPY	5,938,750	40,018
Japan	2.200%	3/20/2031	JPY	1,643,800	11,193
Japan	0.100%	6/20/2031	JPY	5,795,650	35,204
Japan	1.800%	6/20/2031	JPY	3,599,750	24,014
Japan	1.900%	6/20/2031	JPY	4,101,150	27,506
Japan	0.100%	9/20/2031	JPY	4,362,500	26,387
Japan	1.700%	9/20/2031	JPY	5,189,650	34,429
Japan	1.800%	9/20/2031	JPY	7,223,450	48,185
Japan	0.100%	12/20/2031	JPY	4,498,300	27,091
Japan	1.700%	12/20/2031	JPY	6,066,800	40,233
Japan	1.800%	12/20/2031	JPY	7,117,350	47,476
Japan	0.200%	3/20/2032	JPY	2,300,000	13,884
Japan	1.600%	3/20/2032	JPY	2,863,850	18,871
Japan	1.700%	3/20/2032	JPY	3,010,300	19,956
Japan	1.800%	3/20/2032	JPY	5,951,000	39,678
Japan	2.300%	5/20/2032	JPY	1,200,000	8,241
Japan	0.200%	6/20/2032	JPY	3,900,000	23,435
Japan	1.500%	6/20/2032	JPY	3,971,850	25,983
Japan	1.600%	6/20/2032	JPY	4,015,400	26,434
Japan	1.700%	6/20/2032	JPY	2,800,000	18,550
Japan	0.200%	9/20/2032	JPY	3,000,000	17,956
Japan	1.700%	9/20/2032	JPY	9,337,900	61,794
Japan	1.800%	11/22/2032	JPY	1,200,000	7,987
Japan	0.500%	12/20/2032	JPY	4,600,000	28,000
Japan	1.700%	12/20/2032	JPY	7,875,600	52,087

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Japan	1.800%	12/20/2032	JPY	4,625,550	30,793
Japan	0.500%	3/20/2033	JPY	5,950,000	36,063
Japan	1.100%	3/20/2033	JPY	1,200,000	7,602
Japan	1.500%	3/20/2033	JPY	6,038,850	39,362
Japan	1.600%	3/20/2033	JPY	6,493,850	42,615
Japan	0.400%	6/20/2033	JPY	12,000,000	71,938
Japan	1.700%	6/20/2033	JPY	2,152,750	14,206
Japan	1.700%	6/20/2033	JPY	9,321,550	61,511
Japan	0.800%	9/20/2033	JPY	11,121,250	68,586
Japan	1.700%	9/20/2033	JPY	11,247,400	74,143
Japan	0.600%	12/20/2033	JPY	24,250,000	146,532
Japan	0.700%	12/20/2033	JPY	4,000,000	24,282
Japan	1.600%	12/20/2033	JPY	8,848,700	57,837
Japan	2.000%	12/20/2033	JPY	2,560,800	17,240
Japan	0.800%	3/20/2034	JPY	31,000,000	189,772
Japan	1.000%	3/20/2034	JPY	4,000,000	24,884
Japan	1.500%	3/20/2034	JPY	8,735,200	56,564
Japan	2.400%	3/20/2034	JPY	1,804,100	12,504
Japan	1.100%	6/20/2034	JPY	31,000,000	193,909
Japan	1.500%	6/20/2034	JPY	10,287,850	66,490
Japan	2.500%	6/20/2034	JPY	1,581,550	11,047
Japan	0.900%	9/20/2034	JPY	33,100,000	202,801
Japan	1.400%	9/20/2034	JPY	11,414,050	73,044
Japan	2.500%	9/20/2034	JPY	395,050	2,758
Japan	1.200%	12/20/2034	JPY	12,236,350	76,756
Japan	1.200%	12/20/2034	JPY	24,300,000	152,418
Japan	2.400%	12/20/2034	JPY	1,121,450	7,769
Japan	1.200%	3/20/2035	JPY	12,679,700	79,302
Japan	1.400%	3/20/2035	JPY	24,000,000	152,901
Japan	2.300%	3/20/2035	JPY	1,419,000	9,750
Japan	1.300%	6/20/2035	JPY	10,294,150	64,773
Japan	1.500%	6/20/2035	JPY	30,000,000	192,286
Japan	2.300%	6/20/2035	JPY	1,745,550	11,983
Japan	1.200%	9/20/2035	JPY	13,302,000	82,700
Japan	1.600%	9/20/2035	JPY	2,000,000	12,910
Japan	1.700%	9/20/2035	JPY	10,000,000	65,084
Japan	2.500%	9/20/2035	JPY	487,600	3,402
Japan	1.000%	12/20/2035	JPY	12,679,950	77,049
Japan	2.300%	12/20/2035	JPY	1,223,850	8,390
Japan	0.400%	3/20/2036	JPY	11,435,200	64,987
Japan	2.500%	3/20/2036	JPY	1,076,600	7,502
Japan	0.200%	6/20/2036	JPY	11,427,100	63,140
Japan	2.500%	6/20/2036	JPY	707,050	4,924
Japan	0.500%	9/20/2036	JPY	14,032,150	79,675
Japan	2.500%	9/20/2036	JPY	292,600	2,035
Japan	0.600%	12/20/2036	JPY	13,134,600	74,990
Japan	2.300%	12/20/2036	JPY	393,950	2,685
Japan	0.700%	3/20/2037	JPY	13,279,500	76,249
Japan	2.400%	3/20/2037	JPY	2,462,150	16,912
Japan	0.600%	6/20/2037	JPY	12,160,750	68,638
Japan	0.600%	9/20/2037	JPY	15,326,450	85,974
Japan	2.500%	9/20/2037	JPY	1,128,350	7,799
Japan	0.600%	12/20/2037	JPY	12,888,600	71,844
Japan	0.500%	3/20/2038	JPY	14,964,950	81,825
Japan	2.500%	3/20/2038	JPY	3,832,300	26,400
Japan	0.500%	6/20/2038	JPY	16,283,200	88,414
Japan	0.700%	9/20/2038	JPY	14,220,350	78,758
Japan	2.400%	9/20/2038	JPY	3,654,600	24,776
Japan	0.500%	12/20/2038	JPY	13,877,150	74,301
Japan	0.400%	3/20/2039	JPY	12,093,350	63,375
Japan	2.300%	3/20/2039	JPY	4,758,050	31,730
Japan	0.300%	6/20/2039	JPY	15,197,650	77,915
Japan	0.300%	9/20/2039	JPY	12,947,050	65,844
Japan	2.200%	9/20/2039	JPY	5,453,150	35,736
Japan	0.300%	12/20/2039	JPY	16,848,200	85,000
Japan	0.400%	3/20/2040	JPY	16,326,800	83,049
Japan	2.300%	3/20/2040	JPY	9,003,150	59,430
Japan	0.400%	6/20/2040	JPY	18,680,350	94,282
Japan	0.400%	9/20/2040	JPY	20,756,200	103,928
Japan	2.000%	9/20/2040	JPY	9,465,300	59,797

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Japan	0.500%	12/20/2040	JPY	19,446,750	98,240
	Japan	0.500%	3/20/2041	JPY	15,895,350	79,745
	Japan	2.200%	3/20/2041	JPY	9,369,300	60,288
	Japan	0.400%	6/20/2041	JPY	16,410,200	80,304
	Japan	0.500%	9/20/2041	JPY	17,537,250	86,604
	Japan	2.000%	9/20/2041	JPY	11,488,400	71,542
	Japan	0.500%	12/20/2041	JPY	17,801,350	87,393
	Japan	0.800%	3/20/2042	JPY	18,138,550	93,196
	Japan	2.000%	3/20/2042	JPY	10,942,400	67,684
	Japan	0.900%	6/20/2042	JPY	17,191,000	89,306
	Japan	1.100%	9/20/2042	JPY	14,190,000	75,852
	Japan	1.900%	9/20/2042	JPY	15,232,950	92,266
	Japan	1.400%	12/20/2042	JPY	13,770,000	76,908
	Japan	1.100%	3/20/2043	JPY	14,000,000	73,787
	Japan	1.800%	3/20/2043	JPY	9,770,250	57,825
	Japan	1.100%	6/20/2043	JPY	15,319,250	80,491
	Japan	1.900%	6/20/2043	JPY	7,860,900	47,201
	Japan	1.500%	9/20/2043	JPY	15,377,950	86,060
	Japan	1.800%	9/20/2043	JPY	6,908,950	40,561
	Japan	1.300%	12/20/2043	JPY	14,000,000	75,350
	Japan	1.700%	12/20/2043	JPY	7,751,900	44,613
	Japan	1.600%	3/20/2044	JPY	14,000,000	78,892
	Japan	1.700%	3/20/2044	JPY	8,401,000	48,137
	Japan	1.700%	6/20/2044	JPY	5,029,200	28,641
	Japan	1.900%	6/20/2044	JPY	13,500,000	79,584
	Japan	1.700%	9/20/2044	JPY	7,417,700	42,103
	Japan	1.800%	9/20/2044	JPY	14,000,000	80,784
	Japan	1.500%	12/20/2044	JPY	4,815,200	26,313
	Japan	2.000%	12/20/2044	JPY	11,700,000	69,646
[7]	Japan	1.500%	3/20/2045	JPY	8,010,100	43,527
	Japan	2.400%	3/20/2045	JPY	10,500,000	66,400
[7]	Japan	1.600%	6/20/2045	JPY	4,547,900	25,026
	Japan	2.500%	6/20/2045	JPY	8,000,000	51,264
[7]	Japan	1.400%	9/20/2045	JPY	3,044,500	16,088
	Japan	2.700%	9/20/2045	JPY	4,000,000	26,334
[7]	Japan	1.400%	12/20/2045	JPY	4,637,850	24,379
[7]	Japan	0.800%	3/20/2046	JPY	8,448,350	39,038
[7]	Japan	0.300%	6/20/2046	JPY	7,453,300	30,386
[7]	Japan	0.500%	9/20/2046	JPY	8,752,050	37,161
[7]	Japan	0.600%	12/20/2046	JPY	7,442,850	32,129
[7]	Japan	0.800%	3/20/2047	JPY	6,707,600	30,166
[7]	Japan	0.800%	6/20/2047	JPY	7,030,600	31,370
[7]	Japan	0.800%	9/20/2047	JPY	6,910,400	30,623
[7]	Japan	0.800%	12/20/2047	JPY	7,796,450	34,336
[7]	Japan	0.800%	3/20/2048	JPY	7,120,450	31,124
[7]	Japan	2.400%	3/20/2048	JPY	660,050	4,018
[7]	Japan	0.700%	6/20/2048	JPY	9,407,600	39,773
[7]	Japan	0.900%	9/20/2048	JPY	5,500,950	24,283
[7]	Japan	0.700%	12/20/2048	JPY	7,541,900	31,410
[7]	Japan	0.500%	3/20/2049	JPY	7,708,950	30,149
[7]	Japan	2.200%	3/20/2049	JPY	2,992,350	17,353
[7]	Japan	0.400%	6/20/2049	JPY	3,325,050	12,516
[7]	Japan	0.400%	9/20/2049	JPY	6,870,800	25,652
[7]	Japan	0.400%	12/20/2049	JPY	5,895,150	21,809
[7]	Japan	0.400%	3/20/2050	JPY	9,719,450	35,556
[7]	Japan	2.200%	3/20/2050	JPY	2,352,200	13,397
[7]	Japan	0.600%	6/20/2050	JPY	10,665,650	40,985
[7]	Japan	0.600%	9/20/2050	JPY	12,014,950	45,683
[7]	Japan	0.700%	12/20/2050	JPY	13,867,950	53,750
[7]	Japan	0.700%	3/20/2051	JPY	12,341,600	47,386
[7]	Japan	2.200%	3/20/2051	JPY	6,451,000	35,797
[7]	Japan	0.700%	6/20/2051	JPY	11,125,200	42,405
[7]	Japan	0.700%	9/20/2051	JPY	12,652,500	47,858
[7]	Japan	0.700%	12/20/2051	JPY	14,199,900	53,362
[7]	Japan	1.000%	3/20/2052	JPY	12,697,000	51,823
[7]	Japan	2.000%	3/20/2052	JPY	7,427,650	38,949
[7]	Japan	1.300%	6/20/2052	JPY	11,643,000	51,395
[7]	Japan	1.400%	9/20/2052	JPY	11,850,000	53,495
[7]	Japan	1.600%	12/20/2052	JPY	10,500,000	49,741
[7]	Japan	1.400%	3/20/2053	JPY	12,100,000	54,087

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[7]	Japan	1.900%	3/20/2053	JPY	4,500,550	22,895
[7]	Japan	1.200%	6/20/2053	JPY	13,100,000	55,340
[7]	Japan	1.800%	9/20/2053	JPY	11,242,500	55,503
[7]	Japan	1.600%	12/20/2053	JPY	12,800,000	59,936
[7]	Japan	1.700%	3/20/2054	JPY	4,998,450	24,132
[7]	Japan	1.800%	3/20/2054	JPY	13,030,000	64,035
[7]	Japan	2.200%	6/20/2054	JPY	11,800,000	63,682
[7]	Japan	2.100%	9/20/2054	JPY	12,000,000	63,183
[7]	Japan	2.300%	12/20/2054	JPY	12,200,000	67,195
[7]	Japan	1.400%	3/20/2055	JPY	5,707,050	25,124
[7]	Japan	2.400%	3/20/2055	JPY	11,000,000	62,026
	Japan	2.800%	6/20/2055	JPY	9,500,000	58,346
	Japan	3.200%	9/20/2055	JPY	4,000,000	26,555
	Japan	0.400%	3/20/2056	JPY	12,545,950	39,253
	Japan	0.900%	3/20/2057	JPY	11,453,900	42,495
	Japan	0.800%	3/20/2058	JPY	11,257,650	39,673
	Japan	0.500%	3/20/2059	JPY	12,721,500	38,908
	Japan	0.500%	3/20/2060	JPY	18,550,050	55,657
	Japan	0.700%	3/20/2061	JPY	17,162,350	54,619
	Japan	1.000%	3/20/2062	JPY	16,617,300	57,815
	Japan	1.300%	3/20/2063	JPY	17,500,000	65,775
	Japan	2.200%	3/20/2064	JPY	16,620,500	82,480
	Japan	3.100%	3/20/2065	JPY	5,700,000	35,362
	Japan Bank for International Cooperation	2.625%	10/17/2030	EUR	9,370	10,786
	Japan Finance Organization for Municipalities	0.140%	4/16/2027	JPY	122,000	783
	Japan Finance Organization for Municipalities	0.110%	5/21/2027	JPY	831,400	5,325
	Japan Finance Organization for Municipalities	0.130%	6/14/2027	JPY	800,000	5,121
	Japan Finance Organization for Municipalities	2.320%	6/18/2027	JPY	300,000	1,986
	Japan Finance Organization for Municipalities	0.160%	7/16/2027	JPY	497,600	3,184
	Japan Finance Organization for Municipalities	0.170%	10/15/2027	JPY	487,600	3,113
	Japan Finance Organization for Municipalities	0.160%	11/15/2027	JPY	975,200	6,219
	Japan Finance Organization for Municipalities	0.155%	12/17/2027	JPY	600,000	3,823
	Japan Finance Organization for Municipalities	0.185%	1/21/2028	JPY	975,200	6,210
	Japan Finance Organization for Municipalities	0.195%	2/15/2028	JPY	7,500	48
	Japan Finance Organization for Municipalities	0.145%	3/14/2028	JPY	116,000	737
	Japan Finance Organization for Municipalities	2.290%	4/25/2028	JPY	310,000	2,062
	Japan Finance Organization for Municipalities	0.494%	7/28/2028	JPY	2,000,000	12,777
	Japan Finance Organization for Municipalities	0.450%	9/27/2028	JPY	1,000,000	6,372
	Japan Finance Organization for Municipalities	2.070%	12/20/2028	JPY	1,000,000	6,642
	Japan Finance Organization for Municipalities	2.290%	4/27/2029	JPY	50,000	335
	Japan Finance Organization for Municipalities	2.220%	1/28/2030	JPY	1,710,000	11,464
	Japan Finance Organization for Municipalities	0.224%	3/28/2031	JPY	450,000	2,737
	Japan Finance Organization for Municipalities	0.160%	5/28/2031	JPY	900,000	5,426
	Japan Finance Organization for Municipalities	2.030%	6/27/2031	JPY	10,000	67
	Japan Finance Organization for Municipalities	0.229%	3/26/2032	JPY	100,000	598
	Japan Finance Organization for Municipalities	0.788%	8/26/2033	JPY	300,000	1,824
	Japan Highway Public Corp.	2.660%	12/20/2034	JPY	100,000	697
	Japan Housing Finance Agency	0.547%	3/18/2050	JPY	630,000	2,234
	Major Joint Local Government Bond	0.050%	11/25/2026	JPY	700,000	4,501
	Major Joint Local Government Bond	0.145%	12/25/2026	JPY	1,609,100	10,341
	Major Joint Local Government Bond	0.180%	1/25/2027	JPY	1,506,700	9,679
	Major Joint Local Government Bond	0.245%	2/25/2027	JPY	829,000	5,326
	Major Joint Local Government Bond	0.210%	3/25/2027	JPY	949,900	6,094
	Major Joint Local Government Bond	0.205%	4/23/2027	JPY	1,000,000	6,410
	Major Joint Local Government Bond	0.215%	10/25/2027	JPY	386,300	2,464
	Major Joint Local Government Bond	0.240%	2/25/2028	JPY	233,600	1,487
	Major Joint Local Government Bond	0.180%	4/25/2028	JPY	2,779,300	17,598
	Major Joint Local Government Bond	0.200%	5/25/2028	JPY	434,000	2,747
	Major Joint Local Government Bond	0.205%	6/23/2028	JPY	510,000	3,226
	Major Joint Local Government Bond	0.175%	7/25/2028	JPY	1,167,200	7,370
	Major Joint Local Government Bond	0.245%	8/25/2028	JPY	272,500	1,722
	Major Joint Local Government Bond	0.250%	9/25/2028	JPY	664,400	4,205
	Major Joint Local Government Bond	0.269%	10/25/2028	JPY	6,600	42
	Major Joint Local Government Bond	0.264%	11/24/2028	JPY	100,000	632
	Major Joint Local Government Bond	0.160%	1/25/2029	JPY	1,085,000	6,819
	Major Joint Local Government Bond	0.140%	2/22/2029	JPY	780,000	4,894
	Major Joint Local Government Bond	0.100%	4/25/2029	JPY	1,201,100	7,505
	Major Joint Local Government Bond	0.110%	5/25/2029	JPY	1,500,000	9,365
	Major Joint Local Government Bond	0.060%	8/24/2029	JPY	1,000,000	6,207
	Major Joint Local Government Bond	0.050%	9/25/2029	JPY	24,400	151

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Major Joint Local Government Bond	0.070%	11/22/2029	JPY	2,227,900	13,783
Major Joint Local Government Bond	0.095%	2/25/2030	JPY	314,700	1,941
Major Joint Local Government Bond	0.150%	6/25/2030	JPY	487,600	2,999
Major Joint Local Government Bond	0.125%	8/23/2030	JPY	74,500	456
Major Joint Local Government Bond	0.150%	9/25/2030	JPY	1,824,900	11,182
Major Joint Local Government Bond	0.125%	10/25/2030	JPY	1,038,500	6,346
Major Joint Local Government Bond	0.120%	11/25/2030	JPY	31,800	194
Major Joint Local Government Bond	0.130%	1/24/2031	JPY	600,000	3,654
Major Joint Local Government Bond	0.145%	2/25/2031	JPY	781,200	4,753
Major Joint Local Government Bond	0.204%	3/25/2031	JPY	2,150,000	13,108
Major Joint Local Government Bond	0.199%	4/25/2031	JPY	2,169,900	13,208
Major Joint Local Government Bond	0.145%	6/25/2031	JPY	584,200	3,535
Major Joint Local Government Bond	0.095%	7/25/2031	JPY	1,200,000	7,229
Major Joint Local Government Bond	0.070%	8/25/2031	JPY	1,300,000	7,808
Major Joint Local Government Bond	0.115%	9/25/2031	JPY	1,000,000	6,012
Major Joint Local Government Bond	0.110%	12/25/2031	JPY	100,000	598
Major Joint Local Government Bond	0.179%	1/23/2032	JPY	400,000	2,395
Major Joint Local Government Bond	0.199%	3/25/2032	JPY	200,000	1,195
Major Joint Local Government Bond	0.299%	4/23/2032	JPY	3,766,800	22,632
Major Joint Local Government Bond	0.309%	6/25/2032	JPY	1,000,000	5,993
Major Joint Local Government Bond	0.364%	7/23/2032	JPY	250,000	1,502
Major Joint Local Government Bond	0.315%	8/25/2032	JPY	250,000	1,495
Major Joint Local Government Bond	0.449%	11/25/2032	JPY	100,000	601
Major Joint Local Government Bond	0.554%	12/24/2032	JPY	100,000	606
Major Joint Local Government Bond	0.765%	4/25/2033	JPY	600,000	3,667
Major Joint Local Government Bond	0.590%	7/25/2033	JPY	400,000	2,405
Major Joint Local Government Bond	0.778%	8/25/2033	JPY	400,000	2,438
Major Joint Local Government Bond	0.948%	11/25/2033	JPY	750,000	4,612
Major Joint Local Government Bond	0.826%	3/24/2034	JPY	800,000	4,848
Major Joint Local Government Bond	0.856%	4/25/2034	JPY	1,750,000	10,618
Major Joint Local Government Bond	0.986%	5/25/2034	JPY	500,000	3,071
Major Joint Local Government Bond	1.165%	7/25/2034	JPY	100,000	621
Major Joint Local Government Bond	1.162%	11/24/2034	JPY	100,000	620
Major Joint Local Government Bond	1.286%	1/25/2035	JPY	200,000	1,250
Major Joint Local Government Bond	1.605%	5/25/2035	JPY	1,000,000	6,408
Major Joint Local Government Bond	1.650%	8/24/2035	JPY	500,000	3,210
Major Joint Local Government Bond	1.796%	10/25/2035	JPY	1,000,000	6,472
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.225%	11/30/2026	JPY	600,000	3,865
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.804%	6/30/2028	JPY	2,000,000	12,888
Nuclear Damage Compensation & Decommissioning Facilitation Corp.	0.600%	10/31/2028	JPY	2,000,000	12,784
Osaka Prefecture	1.453%	9/26/2034	JPY	130,000	827
Osaka Prefecture	0.366%	9/28/2035	JPY	1,790,000	10,102
Osaka Prefecture	1.203%	9/28/2035	JPY	520,000	3,191
Saitama Prefecture	2.290%	6/22/2029	JPY	500,000	3,359
Tokyo Metropolitan Government	0.210%	3/19/2027	JPY	975,200	6,257
Tokyo Metropolitan Government	0.040%	6/20/2029	JPY	1,580,100	9,828
Tokyo Metropolitan Government	0.095%	9/20/2030	JPY	1,275,800	7,796
Tokyo Metropolitan Government	0.110%	12/20/2030	JPY	500,000	3,044
Tokyo Metropolitan Government	0.150%	12/20/2030	JPY	868,300	5,301
Tokyo Metropolitan Government	0.080%	3/20/2031	JPY	15,000	91
Tokyo Metropolitan Government	1.980%	6/20/2031	JPY	110,000	737
Tokyo Metropolitan Government	1.293%	6/20/2035	JPY	60,000	374
					14,419,787
Jersey (0.0%)
Bailiwick of Jersey	3.750%	6/9/2054	GBP	782	756
Kazakhstan (0.0%)
Republic of Kazakhstan	2.375%	11/9/2028	EUR	3,713	4,228
Latvia (0.0%)
Republic of Latvia	3.875%	3/25/2027	EUR	7,660	9,029
Republic of Latvia	3.500%	1/17/2028	EUR	27,607	32,598
Republic of Latvia	0.000%	1/24/2029	EUR	20,000	21,236
					62,863
Lithuania (0.1%)
Republic of Lithuania	2.125%	6/1/2032	EUR	30,524	33,048
Republic of Lithuania	3.875%	6/14/2033	EUR	13,000	15,585
Republic of Lithuania	3.625%	3/10/2036	EUR	22,936	26,461

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Republic of Lithuania	3.625%	1/28/2040	EUR	24,000	26,620
					101,714
Luxembourg (0.1%)
State of the Grand-Duchy of Luxembourg	0.625%	2/1/2027	EUR	2,500	2,831
State of the Grand-Duchy of Luxembourg	2.250%	3/19/2028	EUR	1,464	1,694
State of the Grand-Duchy of Luxembourg	0.000%	4/28/2030	EUR	3,000	3,107
State of the Grand-Duchy of Luxembourg	0.000%	3/24/2031	EUR	18,000	18,153
State of the Grand-Duchy of Luxembourg	0.000%	9/14/2032	EUR	30,000	28,932
State of the Grand-Duchy of Luxembourg	2.875%	3/1/2034	EUR	3,788	4,405
State of the Grand-Duchy of Luxembourg	2.625%	10/23/2034	EUR	15,405	17,481
State of the Grand-Duchy of Luxembourg	1.750%	5/25/2042	EUR	7,500	6,811
					83,414
Malaysia (1.0%)
Federation of Malaysia	3.900%	11/30/2026	MYR	64,392	15,536
Federation of Malaysia	3.892%	3/15/2027	MYR	127	31
Federation of Malaysia	3.422%	9/30/2027	MYR	115,722	27,798
Federation of Malaysia	3.899%	11/16/2027	MYR	77,498	18,797
Federation of Malaysia	3.519%	4/20/2028	MYR	343,525	82,773
Federation of Malaysia	3.733%	6/15/2028	MYR	125,550	30,407
Federation of Malaysia	3.871%	8/8/2028	MYR	3,500	851
Federation of Malaysia	4.369%	10/31/2028	MYR	102,850	25,380
Federation of Malaysia	4.504%	4/30/2029	MYR	464,000	115,446
Federation of Malaysia	4.130%	7/9/2029	MYR	70,610	17,386
Federation of Malaysia	3.885%	8/15/2029	MYR	107,325	26,205
Federation of Malaysia	4.498%	4/15/2030	MYR	68,798	17,241
Federation of Malaysia	3.336%	5/15/2030	MYR	50,000	11,973
Federation of Malaysia	3.465%	10/15/2030	MYR	274,660	66,123
Federation of Malaysia	2.632%	4/15/2031	MYR	38,316	8,811
Federation of Malaysia	4.232%	6/30/2031	MYR	10,138	2,526
Federation of Malaysia	4.127%	4/15/2032	MYR	12,243	3,032
Federation of Malaysia	3.582%	7/15/2032	MYR	670,025	161,110
Federation of Malaysia	4.193%	10/7/2032	MYR	21,400	5,333
Federation of Malaysia	3.844%	4/15/2033	MYR	90,014	21,937
Federation of Malaysia	4.724%	6/15/2033	MYR	47,576	12,259
Federation of Malaysia	4.582%	8/30/2033	MYR	16,050	4,105
Federation of Malaysia	4.642%	11/7/2033	MYR	63,176	16,265
Federation of Malaysia	3.828%	7/5/2034	MYR	113,902	27,740
Federation of Malaysia	4.119%	11/30/2034	MYR	84,996	21,192
Federation of Malaysia	4.254%	5/31/2035	MYR	52,395	13,216
Federation of Malaysia	3.476%	7/2/2035	MYR	170,000	40,456
Federation of Malaysia	4.786%	10/31/2035	MYR	17,000	4,471
Federation of Malaysia	3.447%	7/15/2036	MYR	102,768	24,200
Federation of Malaysia	4.762%	4/7/2037	MYR	57,819	15,195
Federation of Malaysia	4.755%	8/4/2037	MYR	20,000	5,256
Federation of Malaysia	4.893%	6/8/2038	MYR	96,709	25,760
Federation of Malaysia	4.054%	4/18/2039	MYR	229,965	56,613
Federation of Malaysia	4.467%	9/15/2039	MYR	105,285	27,041
Federation of Malaysia	3.757%	5/22/2040	MYR	68,554	16,346
Federation of Malaysia	4.417%	9/30/2041	MYR	68,162	17,380
Federation of Malaysia	4.696%	10/15/2042	MYR	264,020	69,522
Federation of Malaysia	4.935%	9/30/2043	MYR	9,296	2,515
Federation of Malaysia	4.180%	5/16/2044	MYR	238,000	58,695
Federation of Malaysia	4.736%	3/15/2046	MYR	17,140	4,537
Federation of Malaysia	4.921%	7/6/2048	MYR	55,822	15,132
Federation of Malaysia	4.638%	11/15/2049	MYR	146,959	38,378
Federation of Malaysia	4.065%	6/15/2050	MYR	130,259	31,304
Federation of Malaysia	5.357%	5/15/2052	MYR	61,350	17,803
Federation of Malaysia	4.457%	3/31/2053	MYR	252,100	64,187
Federation of Malaysia	3.917%	7/15/2055	MYR	85,000	19,942
					1,308,206
Mexico (1.0%)
Mexican Bonos	5.500%	3/4/2027	MXN	1,259,280	66,217
Mexican Bonos	7.500%	6/3/2027	MXN	1,421,680	76,736
Mexican Bonos	8.500%	3/2/2028	MXN	1,207,480	66,150
Mexican Bonos	8.500%	3/1/2029	MXN	1,990,740	109,068
Mexican Bonos	8.500%	5/31/2029	MXN	1,769,510	96,950
Mexican Bonos	8.500%	2/28/2030	MXN	1,160,760	63,326
Mexican Bonos	7.750%	5/29/2031	MXN	2,291,280	120,394
Mexican Bonos	7.500%	5/26/2033	MXN	1,418,710	72,178

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Mexican Bonos	7.750%	11/23/2034	MXN	1,899,170	96,455
	Mexican Bonos	8.000%	5/24/2035	MXN	151,130	7,739
	Mexican Bonos	8.000%	2/21/2036	MXN	387,380	19,684
	Mexican Bonos	10.000%	11/20/2036	MXN	476,380	27,739
	Mexican Bonos	8.500%	11/18/2038	MXN	935,930	48,024
	Mexican Bonos	7.750%	11/13/2042	MXN	1,913,350	88,953
	Mexican Bonos	8.000%	11/7/2047	MXN	1,447,030	67,975
	Mexican Bonos	8.000%	7/31/2053	MXN	1,843,010	85,983
	United Mexican States	1.350%	9/18/2027	EUR	3,040	3,417
	United Mexican States	1.750%	4/17/2028	EUR	9,047	10,136
	United Mexican States	3.625%	4/9/2029	EUR	4,552	5,316
	United Mexican States	3.500%	9/19/2029	EUR	58,474	67,842
	United Mexican States	1.125%	1/17/2030	EUR	3,744	3,944
	United Mexican States	2.375%	2/11/2030	EUR	5,400	5,979
	United Mexican States	3.375%	2/23/2031	EUR	3,623	4,139
	United Mexican States	4.490%	5/25/2032	EUR	15,100	17,963
	United Mexican States	1.450%	10/25/2033	EUR	8,784	8,295
	United Mexican States	4.500%	3/19/2034	EUR	10,000	11,674
	United Mexican States	2.250%	8/12/2036	EUR	6,276	5,913
	United Mexican States	2.875%	4/8/2039	EUR	5,861	5,459
	United Mexican States	3.000%	3/6/2045	EUR	4,728	4,070
	United Mexican States	2.125%	10/25/2051	EUR	10,432	6,730
	United Mexican States	5.625%	3/19/2114	GBP	3,146	3,090
	United Mexican States	4.000%	3/15/2115	EUR	1,635	1,361
						1,278,899
Netherlands (1.7%)
	BNG Bank NV	0.625%	6/19/2027	EUR	7,279	8,194
	BNG Bank NV	3.500%	7/19/2027	AUD	3,820	2,481
	BNG Bank NV	0.750%	1/11/2028	EUR	11,224	12,547
	BNG Bank NV	3.300%	7/17/2028	AUD	12,696	8,162
	BNG Bank NV	0.000%	8/31/2028	EUR	25,261	27,348
	BNG Bank NV	5.200%	12/7/2028	GBP	1,650	2,241
	BNG Bank NV	3.300%	4/26/2029	AUD	10,000	6,371
	BNG Bank NV	0.100%	1/15/2030	EUR	7,369	7,703
	BNG Bank NV	1.375%	10/21/2030	EUR	2,926	3,191
	BNG Bank NV	0.000%	1/20/2031	EUR	12,680	12,788
	BNG Bank NV	0.250%	1/12/2032	EUR	7,200	7,159
	BNG Bank NV	1.875%	7/13/2032	EUR	5,600	6,124
	BNG Bank NV	2.450%	7/21/2032	AUD	10,000	5,700
	BNG Bank NV	3.000%	1/11/2033	EUR	35,866	41,943
	BNG Bank NV	0.125%	4/19/2033	EUR	8,598	8,146
	BNG Bank NV	3.250%	8/29/2033	EUR	18,000	21,362
	BNG Bank NV	2.750%	1/11/2034	EUR	35,000	39,998
	BNG Bank NV	2.750%	8/28/2034	EUR	29,000	32,997
	BNG Bank NV	2.875%	2/26/2035	EUR	10,866	12,397
	BNG Bank NV	0.125%	7/9/2035	EUR	40,892	35,755
	BNG Bank NV	0.875%	10/17/2035	EUR	2,457	2,307
	BNG Bank NV	0.875%	10/24/2036	EUR	18,700	17,076
	BNG Bank NV	0.250%	11/22/2036	EUR	700	592
	BNG Bank NV	1.250%	3/30/2037	EUR	10,700	10,089
	BNG Bank NV	1.500%	3/29/2038	EUR	1,455	1,381
	BNG Bank NV	1.500%	7/15/2039	EUR	1,906	1,758
	BNG Bank NV	0.805%	6/28/2049	EUR	4,300	2,700
[3]	Kingdom of Netherlands	0.000%	1/15/2027	EUR	141,182	159,066
[3]	Kingdom of Netherlands	0.750%	7/15/2027	EUR	15,661	17,689
[3]	Kingdom of Netherlands	0.750%	7/15/2028	EUR	89,781	99,978
[3]	Kingdom of Netherlands	0.000%	1/15/2029	EUR	183,579	197,842
[3]	Kingdom of Netherlands	0.250%	7/15/2029	EUR	37,283	40,049
[3]	Kingdom of Netherlands	2.500%	1/15/2030	EUR	70,758	82,347
[3]	Kingdom of Netherlands	0.000%	7/15/2031	EUR	193,145	194,363
[3]	Kingdom of Netherlands	0.500%	7/15/2032	EUR	101,001	102,154
[3]	Kingdom of Netherlands	2.500%	7/15/2033	EUR	75,000	85,832
[3]	Kingdom of Netherlands	2.500%	7/15/2034	EUR	113,579	128,966
[3]	Kingdom of Netherlands	2.500%	7/15/2035	EUR	80,000	90,075
[3]	Kingdom of Netherlands	0.000%	1/15/2038	EUR	230,215	184,929
[3]	Kingdom of Netherlands	3.750%	1/15/2042	EUR	88,620	110,069
[3]	Kingdom of Netherlands	3.250%	1/15/2044	EUR	58,405	67,911
[3,7]	Kingdom of Netherlands	2.750%	1/15/2047	EUR	72,561	77,455
[3,7]	Kingdom of Netherlands	0.000%	1/15/2052	EUR	113,679	56,198

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
[3,7]	Kingdom of Netherlands	2.000%	1/15/2054	EUR	45,000	39,385
	Nederlandse Waterschapsbank NV	0.000%	11/16/2026	EUR	12,218	13,784
	Nederlandse Waterschapsbank NV	3.250%	3/9/2027	EUR	4,913	5,749
	Nederlandse Waterschapsbank NV	1.000%	3/1/2028	EUR	2,908	3,261
	Nederlandse Waterschapsbank NV	3.450%	7/17/2028	AUD	1,970	1,270
	Nederlandse Waterschapsbank NV	3.300%	5/2/2029	AUD	12,690	8,072
	Nederlandse Waterschapsbank NV	0.050%	1/28/2030	EUR	1,500	1,564
	Nederlandse Waterschapsbank NV	0.500%	4/29/2030	EUR	2,800	2,956
	Nederlandse Waterschapsbank NV	2.500%	5/22/2030	EUR	13,582	15,662
	Nederlandse Waterschapsbank NV	0.000%	9/8/2031	EUR	800	791
	Nederlandse Waterschapsbank NV	3.000%	9/11/2031	EUR	3,000	3,521
	Nederlandse Waterschapsbank NV	0.250%	1/19/2032	EUR	23,200	23,037
	Nederlandse Waterschapsbank NV	5.375%	6/7/2032	GBP	4,876	6,757
	Nederlandse Waterschapsbank NV	2.625%	1/10/2034	EUR	10,000	11,304
	Nederlandse Waterschapsbank NV	1.250%	5/27/2036	EUR	8,913	8,573
	Nederlandse Waterschapsbank NV	0.000%	2/16/2037	EUR	39,200	31,713
	Nederlandse Waterschapsbank NV	1.500%	4/27/2038	EUR	8,000	7,570
	Nederlandse Waterschapsbank NV	1.500%	6/15/2039	EUR	2,457	2,255
	Nederlandse Waterschapsbank NV	0.750%	10/4/2041	EUR	10,000	7,635
						2,228,292
New Zealand (0.4%)
	Housing New Zealand Ltd.	3.420%	10/18/2028	NZD	9,000	5,190
	Housing New Zealand Ltd.	2.183%	4/24/2030	NZD	1,280	693
	Housing New Zealand Ltd.	1.534%	9/10/2035	NZD	9,280	4,064
	New Zealand	4.500%	4/15/2027	NZD	79,830	46,912
	New Zealand	0.250%	5/15/2028	NZD	106,019	56,844
	New Zealand	3.000%	4/20/2029	NZD	98,545	56,321
	New Zealand	4.500%	5/15/2030	NZD	130,000	78,275
	New Zealand	1.500%	5/15/2031	NZD	62,161	32,041
	New Zealand	2.000%	5/15/2032	NZD	48,030	24,835
	New Zealand	3.500%	4/14/2033	NZD	73,786	41,399
	New Zealand	4.250%	5/15/2034	NZD	36,860	21,556
	New Zealand	4.500%	5/15/2035	NZD	65,786	38,951
	New Zealand	4.250%	5/15/2036	NZD	37,000	21,264
	New Zealand	2.750%	4/15/2037	NZD	42,399	20,907
	New Zealand	1.750%	5/15/2041	NZD	36,308	14,156
	New Zealand	2.750%	5/15/2051	NZD	30,523	11,971
	New Zealand	5.000%	5/15/2054	NZD	15,000	8,661
	New Zealand Local Government Funding Agency Bond	4.500%	4/15/2027	NZD	984	577
	New Zealand Local Government Funding Agency Bond	1.500%	4/20/2029	NZD	10,145	5,475
	New Zealand Local Government Funding Agency Bond	2.250%	5/15/2031	NZD	10,000	5,298
	New Zealand Local Government Funding Agency Bond	3.500%	4/14/2033	NZD	7,091	3,887
	New Zealand Local Government Funding Agency Bond	5.000%	3/8/2034	AUD	8,000	5,268
	New Zealand Local Government Funding Agency Bond	3.000%	5/15/2035	NZD	27,300	13,839
	New Zealand Local Government Funding Agency Bond	2.000%	4/15/2037	NZD	5,000	2,176
						520,560
Norway (0.2%)
[3]	Kingdom of Norway	1.750%	2/17/2027	NOK	74,920	7,200
[3]	Kingdom of Norway	2.000%	4/26/2028	NOK	97,934	9,259
[3]	Kingdom of Norway	1.750%	9/6/2029	NOK	274,764	25,135
[3]	Kingdom of Norway	1.375%	8/19/2030	NOK	542,457	47,809
[3]	Kingdom of Norway	1.250%	9/17/2031	NOK	228,090	19,446
[3]	Kingdom of Norway	3.000%	8/15/2033	NOK	371,154	34,381
[3]	Kingdom of Norway	3.625%	4/13/2034	NOK	200,995	19,364
[3]	Kingdom of Norway	3.750%	6/12/2035	NOK	304,124	29,447
[3]	Kingdom of Norway	3.625%	5/31/2039	NOK	167,126	15,849
[3]	Kingdom of Norway	3.500%	10/6/2042	NOK	130,000	12,105
	Kommunalbanken A/S	3.000%	12/9/2026	AUD	4,408	2,856
	Kommunalbanken A/S	0.875%	5/24/2027	EUR	13,952	15,747
	Kommunalbanken A/S	3.400%	7/24/2028	AUD	3,920	2,525
	Kommunalbanken A/S	0.050%	10/24/2029	EUR	4,642	4,856
	Kommunalbanken A/S	1.250%	7/2/2030	NZD	10,000	5,171
	Kommunalbanken A/S	5.250%	4/18/2034	AUD	5,544	3,754
						254,904
Peru (0.2%)
	Republic of Peru	6.350%	8/12/2028	PEN	24,269	7,589
	Republic of Peru	5.940%	2/12/2029	PEN	34,891	10,856
	Republic of Peru	6.950%	8/12/2031	PEN	81,758	26,631
	Republic of Peru	6.150%	8/12/2032	PEN	83,324	26,238

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Peru	1.250%	3/11/2033	EUR	4,781	4,707
[3]	Republic of Peru	7.300%	8/12/2033	PEN	100,647	33,423
	Republic of Peru	5.400%	8/12/2034	PEN	100,404	29,030
[3]	Republic of Peru	6.850%	8/12/2035	PEN	87,058	27,363
	Republic of Peru	1.950%	11/17/2036	EUR	5,021	4,805
	Republic of Peru	6.900%	8/12/2037	PEN	95,725	29,639
[3]	Republic of Peru	7.600%	8/12/2039	PEN	71,788	23,232
	Republic of Peru	5.350%	8/12/2040	PEN	55,392	14,543
	Republic of Peru	6.850%	2/12/2042	PEN	21,925	6,647
	Republic of Peru	6.714%	2/12/2055	PEN	14,700	4,407
						249,110
Philippines (0.0%)
	Republic of Philippines	3.625%	2/4/2032	EUR	39,630	46,476
	Republic of Philippines	1.750%	4/28/2041	EUR	360	305
						46,781
Poland (0.8%)
	Bank Gospodarstwa Krajowego	1.625%	4/30/2028	EUR	4,515	5,084
	Bank Gospodarstwa Krajowego	0.375%	10/13/2028	EUR	4,600	4,958
	Bank Gospodarstwa Krajowego	3.000%	5/30/2029	EUR	2,500	2,912
	Bank Gospodarstwa Krajowego	2.000%	6/1/2030	EUR	506	562
	Bank Gospodarstwa Krajowego	0.500%	7/8/2031	EUR	1,250	1,253
	Bank Gospodarstwa Krajowego	5.125%	2/22/2033	EUR	4,988	6,410
	Bank Gospodarstwa Krajowego	3.875%	3/13/2035	EUR	14,500	17,065
	Bank Gospodarstwa Krajowego	4.250%	9/13/2044	EUR	10,800	12,235
	Republic of Poland	0.875%	5/10/2027	EUR	15,994	18,089
	Republic of Poland	3.750%	5/25/2027	PLN	309,056	83,469
	Republic of Poland	2.500%	7/25/2027	PLN	75,899	20,032
	Republic of Poland	1.375%	10/22/2027	EUR	1,975	2,242
	Republic of Poland	2.750%	4/25/2028	PLN	128,925	33,800
	Republic of Poland	7.500%	7/25/2028	PLN	169,964	49,785
	Republic of Poland	5.750%	4/25/2029	PLN	12,658	3,572
	Republic of Poland	4.750%	7/25/2029	PLN	590,000	161,063
	Republic of Poland	2.750%	10/25/2029	PLN	112,704	28,596
	Republic of Poland	3.000%	1/16/2030	EUR	54,491	63,838
	Republic of Poland	5.000%	1/25/2030	PLN	440,000	120,824
	Republic of Poland	4.500%	7/25/2030	PLN	357,100	95,842
	Republic of Poland	1.750%	4/25/2032	PLN	667,080	149,440
	Republic of Poland	2.750%	5/25/2032	EUR	10,867	12,342
	Republic of Poland	3.875%	2/14/2033	EUR	51	62
	Republic of Poland	6.000%	10/25/2033	PLN	327,778	93,862
	Republic of Poland	5.000%	10/25/2034	PLN	244,979	65,294
	Republic of Poland	3.625%	1/16/2035	EUR	9,418	11,089
	Republic of Poland	2.375%	1/18/2036	EUR	8,492	8,879
	Republic of Poland	3.875%	7/7/2037	EUR	13,582	15,730
	Republic of Poland	4.250%	2/14/2043	EUR	7,000	8,155
	Republic of Poland	4.125%	1/11/2044	EUR	17,000	19,482
	Republic of Poland	4.000%	4/25/2047	PLN	31,318	7,027
						1,122,993
Portugal (0.6%)
[3]	Portugal Obrigacoes do Tesouro OT	0.700%	10/15/2027	EUR	78,774	88,721
[3]	Portugal Obrigacoes do Tesouro OT	2.125%	10/17/2028	EUR	19,000	21,981
[3]	Portugal Obrigacoes do Tesouro OT	1.950%	6/15/2029	EUR	171,798	196,893
[3]	Portugal Obrigacoes do Tesouro OT	0.475%	10/18/2030	EUR	36,570	38,545
[3]	Portugal Obrigacoes do Tesouro OT	0.300%	10/17/2031	EUR	44,938	45,568
[3]	Portugal Obrigacoes do Tesouro OT	1.650%	7/16/2032	EUR	64,391	69,879
[3]	Portugal Obrigacoes do Tesouro OT	2.875%	10/14/2033	EUR	36,500	42,286
[3]	Portugal Obrigacoes do Tesouro OT	2.875%	10/20/2034	EUR	30,529	35,108
[3]	Portugal Obrigacoes do Tesouro OT	3.000%	6/15/2035	EUR	81,074	93,510
[3]	Portugal Obrigacoes do Tesouro OT	0.900%	10/12/2035	EUR	25,951	24,538
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	4/15/2037	EUR	28,144	35,425
[3]	Portugal Obrigacoes do Tesouro OT	3.500%	6/18/2038	EUR	36,678	43,205
[3]	Portugal Obrigacoes do Tesouro OT	3.375%	6/15/2040	EUR	30,000	34,287
[3]	Portugal Obrigacoes do Tesouro OT	1.150%	4/11/2042	EUR	22,796	18,542
[3]	Portugal Obrigacoes do Tesouro OT	4.100%	2/15/2045	EUR	15,175	18,675
[3]	Portugal Obrigacoes do Tesouro OT	1.000%	4/12/2052	EUR	5,000	3,134
[3]	Portugal Obrigacoes do Tesouro OT	3.625%	6/12/2054	EUR	24,303	26,959
						837,256

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
Romania (0.5%)
	Romania	7.200%	5/31/2027	RON	90,880	20,774
	Romania	5.800%	7/26/2027	RON	116,950	26,144
	Romania	2.500%	10/25/2027	RON	150,000	31,465
	Romania	2.125%	3/7/2028	EUR	27,246	30,740
	Romania	6.300%	4/26/2028	RON	60,000	13,416
	Romania	2.875%	5/26/2028	EUR	16,347	18,689
	Romania	8.750%	10/30/2028	RON	91,450	21,736
	Romania	6.300%	4/25/2029	RON	240,930	53,519
	Romania	4.850%	7/25/2029	RON	111,380	23,550
	Romania	2.500%	2/8/2030	EUR	3,413	3,704
	Romania	8.000%	4/29/2030	RON	50,000	11,741
	Romania	3.624%	5/26/2030	EUR	29,202	32,943
	Romania	1.750%	7/13/2030	EUR	4,594	4,737
	Romania	5.375%	3/22/2031	EUR	29,784	35,453
	Romania	7.350%	4/28/2031	RON	63,500	14,624
	Romania	2.124%	7/16/2031	EUR	2,102	2,115
	Romania	2.000%	1/28/2032	EUR	2,194	2,139
	Romania	6.700%	2/25/2032	RON	183,000	40,825
	Romania	5.250%	5/30/2032	EUR	17,233	20,171
	Romania	5.875%	7/11/2032	EUR	21,536	25,846
	Romania	2.000%	4/14/2033	EUR	3,538	3,293
	Romania	5.375%	6/7/2033	EUR	23,222	26,982
	Romania	7.200%	10/30/2033	RON	138,000	31,701
	Romania	7.100%	7/31/2034	RON	68,975	15,726
	Romania	4.750%	10/11/2034	RON	50,000	9,718
	Romania	3.875%	10/29/2035	EUR	7,533	7,518
	Romania	5.625%	2/22/2036	EUR	15,000	17,010
	Romania	4.250%	4/28/2036	RON	164,005	29,725
	Romania	6.125%	10/7/2037	EUR	16,299	18,742
	Romania	4.125%	3/11/2039	EUR	3,464	3,308
	Romania	6.750%	7/11/2039	EUR	1,087	1,304
	Romania	2.625%	12/2/2040	EUR	977	742
	Romania	2.750%	4/14/2041	EUR	7,774	5,935
	Romania	2.875%	4/13/2042	EUR	4,482	3,422
	Romania	6.000%	9/24/2044	EUR	15,488	17,152
	Romania	4.625%	4/3/2049	EUR	9,014	8,197
	Romania	3.375%	1/28/2050	EUR	4,876	3,620
						638,426
Saudi Arabia (0.0%)
	Kingdom of Saudi Arabia	0.750%	7/9/2027	EUR	2,513	2,805
	Kingdom of Saudi Arabia	0.625%	3/3/2030	EUR	7,968	8,431
[3]	Kingdom of Saudi Arabia	3.375%	3/5/2032	EUR	9,525	11,031
	Kingdom of Saudi Arabia	2.000%	7/9/2039	EUR	7,189	6,595
						28,862
Singapore (0.5%)
	Housing & Development Board	2.675%	1/22/2029	SGD	3,250	2,568
	Housing & Development Board	2.977%	1/23/2029	SGD	30,000	23,921
	Housing & Development Board	1.971%	1/25/2029	SGD	250	193
	Housing & Development Board	2.598%	10/30/2029	SGD	7,500	5,934
	Housing & Development Board	3.995%	12/6/2029	SGD	24,750	20,632
	Housing & Development Board	3.080%	5/31/2030	SGD	7,750	6,274
	Housing & Development Board	2.545%	7/4/2031	SGD	1,750	1,389
	Housing & Development Board	1.865%	7/21/2033	SGD	15,500	11,746
	Republic of Singapore	1.250%	11/1/2026	SGD	47,936	36,779
	Republic of Singapore	3.500%	3/1/2027	SGD	48,452	38,248
	Republic of Singapore	2.875%	9/1/2027	SGD	55,000	43,376
	Republic of Singapore	2.625%	5/1/2028	SGD	25,552	20,180
	Republic of Singapore	2.875%	8/1/2028	SGD	30,000	23,885
	Republic of Singapore	3.000%	4/1/2029	SGD	68,250	54,893
	Republic of Singapore	2.875%	7/1/2029	SGD	47,999	38,547
	Republic of Singapore	2.500%	4/1/2030	SGD	40,000	31,881
	Republic of Singapore	2.875%	9/1/2030	SGD	37,296	30,303
	Republic of Singapore	1.625%	7/1/2031	SGD	40,700	31,132
	Republic of Singapore	2.625%	8/1/2032	SGD	26,405	21,365
	Republic of Singapore	3.375%	9/1/2033	SGD	32,146	27,466
	Republic of Singapore	3.375%	5/1/2034	SGD	18,440	15,847
	Republic of Singapore	2.750%	3/1/2035	SGD	20,000	16,458
	Republic of Singapore	2.250%	8/1/2036	SGD	46,386	36,560

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Singapore	2.375%	7/1/2039	SGD	37,832	30,390
	Republic of Singapore	2.250%	7/1/2040	SGD	10,000	7,920
	Republic of Singapore	2.750%	4/1/2042	SGD	23,361	19,880
	Republic of Singapore	2.750%	3/1/2046	SGD	37,968	33,145
	Republic of Singapore	1.875%	3/1/2050	SGD	30,122	22,874
	Republic of Singapore	1.875%	10/1/2051	SGD	41,117	30,759
	Republic of Singapore	3.250%	6/1/2054	SGD	18,700	18,210
	Republic of Singapore	3.000%	8/1/2072	SGD	35,242	33,034
						735,789
Slovakia (0.3%)
	Slovak Republic	1.375%	1/21/2027	EUR	10,337	11,799
	Slovak Republic	3.000%	2/7/2028	EUR	37,804	44,238
	Slovak Republic	0.750%	4/9/2030	EUR	11,716	12,459
	Slovak Republic	3.000%	11/6/2031	EUR	43,500	50,438
	Slovak Republic	1.000%	5/14/2032	EUR	1,131	1,155
	Slovak Republic	4.000%	10/19/2032	EUR	8,000	9,786
	Slovak Republic	3.625%	6/8/2033	EUR	11,000	13,069
	Slovak Republic	3.750%	3/6/2034	EUR	28,013	33,389
	Slovak Republic	3.750%	2/23/2035	EUR	35,726	42,328
	Slovak Republic	0.375%	4/21/2036	EUR	24,545	20,616
	Slovak Republic	1.875%	3/9/2037	EUR	4,950	4,824
[11]	Slovak Republic	3.625%	11/4/2037	EUR	35,300	40,424
	Slovak Republic	3.750%	2/27/2040	EUR	31,500	35,757
	Slovak Republic	4.000%	2/23/2043	EUR	12,837	14,723
	Slovak Republic	2.000%	10/17/2047	EUR	11,530	9,132
	Slovak Republic	2.250%	6/12/2068	EUR	2,044	1,383
						345,520
Slovenia (0.1%)
	Republic of Slovenia	1.250%	3/22/2027	EUR	6,827	7,798
	Republic of Slovenia	1.000%	3/6/2028	EUR	17,067	19,237
	Republic of Slovenia	0.275%	1/14/2030	EUR	7,314	7,771
	Republic of Slovenia	0.000%	2/12/2031	EUR	23,720	24,054
	Republic of Slovenia	2.250%	3/3/2032	EUR	44,548	50,208
	Republic of Slovenia	3.625%	3/11/2033	EUR	3,850	4,697
	Republic of Slovenia	3.125%	8/7/2045	EUR	4,876	5,210
	Republic of Slovenia	0.488%	10/20/2050	EUR	8,733	4,814
	Republic of Slovenia	3.500%	4/14/2055	EUR	36,843	39,787
						163,576
South Korea (2.7%)
	Export-Import Bank of Korea	4.000%	6/7/2027	AUD	320	209
	Export-Import Bank of Korea	3.625%	6/7/2030	EUR	3,810	4,554
	Korea Development Bank	2.625%	9/8/2027	EUR	5,000	5,800
	Korea Housing Finance Corp.	3.714%	4/11/2027	EUR	22,500	26,422
	Republic of Korea	1.500%	12/10/2026	KRW	30,000,000	20,829
	Republic of Korea	3.875%	12/10/2026	KRW	135,000,000	96,152
	Republic of Korea	2.375%	3/10/2027	KRW	190,000,000	133,059
	Republic of Korea	2.625%	3/10/2027	KRW	35,000,000	24,591
	Republic of Korea	2.125%	6/10/2027	KRW	60,000,000	41,809
	Republic of Korea	3.250%	6/10/2027	KRW	58,000,000	41,128
	Republic of Korea	2.250%	9/10/2027	KRW	30,000,000	20,912
	Republic of Korea	3.125%	9/10/2027	KRW	102,000,000	72,223
	Republic of Korea	2.375%	12/10/2027	KRW	25,000,000	17,443
	Republic of Korea	2.875%	12/10/2027	KRW	35,000,000	24,670
	Republic of Korea	3.250%	3/10/2028	KRW	218,000,000	154,959
	Republic of Korea	5.500%	3/10/2028	KRW	45,000,000	33,593
	Republic of Korea	2.250%	6/10/2028	KRW	180,000,000	124,896
	Republic of Korea	2.625%	6/10/2028	KRW	55,000,000	38,479
	Republic of Korea	3.500%	9/10/2028	KRW	70,000,000	50,166
	Republic of Korea	2.375%	12/10/2028	KRW	40,000,000	27,728
	Republic of Korea	3.250%	3/10/2029	KRW	170,000,000	121,171
	Republic of Korea	1.875%	6/10/2029	KRW	40,000,000	27,164
	Republic of Korea	3.000%	9/10/2029	KRW	85,000,000	60,107
	Republic of Korea	1.375%	12/10/2029	KRW	70,000,000	46,316
	Republic of Korea	5.500%	12/10/2029	KRW	43,000,000	33,305
	Republic of Korea	2.625%	3/10/2030	KRW	90,000,000	62,668
	Republic of Korea	1.375%	6/10/2030	KRW	130,000,000	85,293
	Republic of Korea	2.500%	9/10/2030	KRW	20,000,000	13,815
	Republic of Korea	1.500%	12/10/2030	KRW	120,000,000	78,552
	Republic of Korea	4.750%	12/10/2030	KRW	20,000,000	15,239

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Republic of Korea	2.000%	6/10/2031	KRW	117,409,350	78,364
	Republic of Korea	2.375%	12/10/2031	KRW	63,600,000	43,137
	Republic of Korea	4.000%	12/10/2031	KRW	30,000,000	22,242
	Republic of Korea	3.375%	6/10/2032	KRW	50,000,000	35,986
	Republic of Korea	4.250%	12/10/2032	KRW	107,000,000	81,186
	Republic of Korea	3.250%	6/10/2033	KRW	69,700,000	49,599
	Republic of Korea	3.750%	12/10/2033	KRW	60,000,000	44,166
	Republic of Korea	4.125%	12/10/2033	KRW	63,000,000	47,560
	Republic of Korea	3.500%	6/10/2034	KRW	99,952,000	72,371
	Republic of Korea	3.000%	12/10/2034	KRW	40,000,000	27,867
	Republic of Korea	2.625%	6/10/2035	KRW	88,000,000	59,570
	Republic of Korea	2.625%	9/10/2035	KRW	45,000,000	30,423
	Republic of Korea	1.500%	9/10/2036	KRW	40,000,000	24,048
	Republic of Korea	2.250%	9/10/2037	KRW	35,000,000	22,586
	Republic of Korea	2.375%	9/10/2038	KRW	31,000,000	20,167
	Republic of Korea	1.125%	9/10/2039	KRW	45,000,000	24,699
	Republic of Korea	1.500%	9/10/2040	KRW	50,500,000	28,847
	Republic of Korea	1.875%	9/10/2041	KRW	34,400,000	20,543
	Republic of Korea	3.250%	9/10/2042	KRW	91,066,510	65,417
	Republic of Korea	3.000%	12/10/2042	KRW	65,000,000	45,197
	Republic of Korea	3.875%	9/10/2043	KRW	50,000,000	38,956
	Republic of Korea	2.875%	9/10/2044	KRW	20,000,000	13,649
	Republic of Korea	2.750%	12/10/2044	KRW	45,000,000	30,136
	Republic of Korea	2.000%	3/10/2046	KRW	52,000,000	30,643
	Republic of Korea	2.125%	3/10/2047	KRW	85,000,000	50,767
	Republic of Korea	2.625%	3/10/2048	KRW	94,950,000	62,100
	Republic of Korea	2.000%	3/10/2049	KRW	139,000,000	80,699
	Republic of Korea	1.500%	3/10/2050	KRW	180,000,000	93,220
	Republic of Korea	1.875%	3/10/2051	KRW	190,454,410	106,693
	Republic of Korea	2.500%	3/10/2052	KRW	123,256,700	78,492
	Republic of Korea	3.125%	9/10/2052	KRW	96,500,000	69,228
	Republic of Korea	3.250%	3/10/2053	KRW	167,500,000	123,044
	Republic of Korea	3.625%	9/10/2053	KRW	82,900,000	65,104
	Republic of Korea	3.250%	3/10/2054	KRW	203,000,000	149,582
	Republic of Korea	2.750%	9/10/2054	KRW	34,160,090	22,902
	Republic of Korea	2.625%	3/10/2055	KRW	184,500,000	120,613
	Republic of Korea	2.625%	9/10/2055	KRW	68,500,000	44,721
	Republic of Korea	1.500%	9/10/2066	KRW	3,000,000	1,464
	Republic of Korea	2.000%	9/10/2068	KRW	9,000,000	5,136
	Republic of Korea	1.625%	9/10/2070	KRW	51,968,000	25,977
	Republic of Korea	3.500%	9/10/2072	KRW	39,875,000	33,541
	Republic of Korea	2.750%	9/10/2074	KRW	35,000,000	24,316
						3,618,210
Spain (4.6%)
	Adif Alta Velocidad	0.950%	4/30/2027	EUR	7,500	8,480
	Adif Alta Velocidad	3.500%	7/30/2028	EUR	6,700	7,919
	Adif Alta Velocidad	3.250%	5/31/2029	EUR	20,400	23,980
	Adif Alta Velocidad	3.125%	1/31/2030	EUR	15,500	18,108
	Adif Alta Velocidad	0.550%	10/31/2031	EUR	4,000	3,997
	Autonomous Community of Madrid Spain	2.146%	4/30/2027	EUR	8,290	9,550
	Autonomous Community of Madrid Spain	1.773%	4/30/2028	EUR	6,644	7,572
	Autonomous Community of Madrid Spain	1.571%	4/30/2029	EUR	9,752	10,934
	Autonomous Community of Madrid Spain	2.080%	3/12/2030	EUR	2,439	2,757
	Autonomous Community of Madrid Spain	0.419%	4/30/2030	EUR	1,923	2,020
	Autonomous Community of Madrid Spain	3.462%	4/30/2034	EUR	20,000	23,751
	Autonomous Community of Madrid Spain	3.137%	4/30/2035	EUR	21,360	24,569
	Basque Government	0.850%	4/30/2030	EUR	7,749	8,296
	Basque Government	0.450%	4/30/2032	EUR	9,187	9,124
	Basque Government	3.500%	4/30/2033	EUR	9,000	10,782
	Basque Government	3.400%	4/30/2034	EUR	9,300	11,003
	Basque Government	3.250%	4/30/2035	EUR	18,590	21,625
	Instituto de Credito Oficial	2.700%	10/31/2030	EUR	25,458	29,565
	Junta de Andalucia	3.200%	4/30/2030	EUR	13,898	16,413
	Junta de Andalucia	0.500%	4/30/2031	EUR	22,454	22,885
	Junta de Andalucia	3.400%	4/30/2034	EUR	15,000	17,600
	Kingdom of Spain	0.000%	1/31/2027	EUR	233,494	262,520
	Kingdom of Spain	2.500%	5/31/2027	EUR	217,028	251,850
[3]	Kingdom of Spain	0.800%	7/30/2027	EUR	99,896	112,737
[3]	Kingdom of Spain	1.450%	10/31/2027	EUR	80,000	91,159

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kingdom of Spain	0.000%	1/31/2028	EUR	372,642	410,108
[3]	Kingdom of Spain	1.400%	4/30/2028	EUR	59,534	67,462
	Kingdom of Spain	2.400%	5/31/2028	EUR	75,000	86,957
[3]	Kingdom of Spain	1.400%	7/30/2028	EUR	58,348	65,903
[3]	Kingdom of Spain	5.150%	10/31/2028	EUR	65,317	81,657
	Kingdom of Spain	6.000%	1/31/2029	EUR	50,862	65,501
	Kingdom of Spain	5.250%	4/6/2029	GBP	500	676
	Kingdom of Spain	3.500%	5/31/2029	EUR	80,000	95,909
	Kingdom of Spain	0.800%	7/30/2029	EUR	274,911	299,568
	Kingdom of Spain	2.700%	1/31/2030	EUR	180,000	209,874
[3]	Kingdom of Spain	0.500%	4/30/2030	EUR	80,000	84,765
[3]	Kingdom of Spain	1.950%	7/30/2030	EUR	115,000	129,682
[3]	Kingdom of Spain	1.250%	10/31/2030	EUR	212,549	230,863
[3]	Kingdom of Spain	0.100%	4/30/2031	EUR	100,000	100,935
	Kingdom of Spain	3.100%	7/30/2031	EUR	107,896	127,497
[3]	Kingdom of Spain	0.500%	10/31/2031	EUR	204,714	208,426
[3]	Kingdom of Spain	0.700%	4/30/2032	EUR	133,074	135,314
[3]	Kingdom of Spain	2.550%	10/31/2032	EUR	113,287	128,818
	Kingdom of Spain	3.000%	1/31/2033	EUR	50,000	58,242
[3]	Kingdom of Spain	3.150%	4/30/2033	EUR	114,264	134,417
[3]	Kingdom of Spain	3.550%	10/31/2033	EUR	225,238	271,330
[3]	Kingdom of Spain	3.250%	4/30/2034	EUR	155,928	183,322
[3]	Kingdom of Spain	3.450%	10/31/2034	EUR	151,540	180,395
[3]	Kingdom of Spain	3.150%	4/30/2035	EUR	170,000	196,978
[3]	Kingdom of Spain	1.850%	7/30/2035	EUR	72,609	75,080
[3]	Kingdom of Spain	3.200%	10/31/2035	EUR	80,000	92,709
[3]	Kingdom of Spain	4.200%	1/31/2037	EUR	35,805	44,902
[3]	Kingdom of Spain	0.850%	7/30/2037	EUR	124,176	109,034
[3]	Kingdom of Spain	3.900%	7/30/2039	EUR	97,763	117,890
[3]	Kingdom of Spain	4.900%	7/30/2040	EUR	65,958	87,964
[3]	Kingdom of Spain	1.200%	10/31/2040	EUR	125,520	105,561
[3]	Kingdom of Spain	3.500%	1/31/2041	EUR	70,468	80,259
[3]	Kingdom of Spain	4.700%	7/30/2041	EUR	67,556	88,331
[3]	Kingdom of Spain	1.000%	7/30/2042	EUR	27,236	21,134
[3]	Kingdom of Spain	3.450%	7/30/2043	EUR	87,373	97,528
[3]	Kingdom of Spain	5.150%	10/31/2044	EUR	71,028	98,090
[3]	Kingdom of Spain	2.900%	10/31/2046	EUR	109,655	111,184
[3]	Kingdom of Spain	2.700%	10/31/2048	EUR	82,236	79,123
[3]	Kingdom of Spain	1.000%	10/31/2050	EUR	39,061	24,777
[3]	Kingdom of Spain	1.900%	10/31/2052	EUR	135,750	105,003
[3]	Kingdom of Spain	4.000%	10/31/2054	EUR	141,659	164,347
[3]	Kingdom of Spain	3.450%	7/30/2066	EUR	53,737	54,605
[3]	Kingdom of Spain	1.450%	10/31/2071	EUR	42,435	23,007
	Xunta de Galicia	3.711%	7/30/2029	EUR	6,300	7,552
						6,151,875
Supranational (4.9%)
	African Development Bank	0.500%	3/22/2027	EUR	15,409	17,367
	African Development Bank	3.300%	7/27/2027	AUD	5,491	3,559
	African Development Bank	3.350%	8/8/2028	AUD	127	82
	African Development Bank	0.500%	3/21/2029	EUR	17,477	18,916
	African Development Bank	2.250%	9/14/2029	EUR	6,400	7,331
	Asian Development Bank	0.125%	12/15/2026	GBP	7,802	9,848
	Asian Development Bank	2.750%	1/28/2027	NZD	8,000	4,581
	Asian Development Bank	4.650%	2/16/2027	CAD	8,438	6,182
	Asian Development Bank	4.050%	4/19/2027	CAD	5,500	4,012
	Asian Development Bank	3.400%	9/10/2027	AUD	9,300	6,040
	Asian Development Bank	0.250%	10/28/2027	GBP	6,582	8,073
	Asian Development Bank	0.750%	12/7/2027	GBP	10,635	13,125
	Asian Development Bank	1.125%	2/10/2028	NZD	2,000	1,099
	Asian Development Bank	1.100%	3/2/2028	AUD	8,535	5,242
	Asian Development Bank	1.500%	5/4/2028	CAD	2,600	1,808
	Asian Development Bank	3.300%	5/24/2028	CAD	5,500	3,993
	Asian Development Bank	3.300%	8/8/2028	AUD	1,280	824
	Asian Development Bank	3.100%	6/15/2029	AUD	4,500	2,855
	Asian Development Bank	0.000%	10/24/2029	EUR	7,412	7,799
	Asian Development Bank	0.025%	1/31/2030	EUR	3,566	3,717
	Asian Development Bank	0.100%	6/17/2031	EUR	3,953	3,974
	Asian Development Bank	1.950%	7/22/2032	EUR	9,175	10,100
	Asian Development Bank	4.800%	1/17/2033	AUD	15,000	9,950

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Asian Development Bank	2.000%	6/10/2037	EUR	5,331	5,444
	Corp. Andina de Fomento	4.500%	9/14/2027	AUD	784	510
	Corp. Andina de Fomento	3.625%	2/13/2030	EUR	39,948	47,536
	Council of Europe Development Bank	0.250%	1/19/2032	EUR	10,662	10,599
	Council of Europe Development Bank	2.625%	1/11/2034	EUR	14,000	15,859
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	2.600%	1/13/2027	AUD	12,160	7,831
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	4.550%	3/30/2027	CAD	1,330	972
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	3.350%	5/21/2029	AUD	2,130	1,357
	Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial	2.875%	2/4/2030	CHF	5,000	6,878
	European Bank for Reconstruction & Development	5.625%	12/7/2028	GBP	488	672
	European Bank for Reconstruction & Development	2.875%	7/17/2031	EUR	15,607	18,237
[6]	European Financial Stability Facility	0.750%	5/3/2027	EUR	22,287	25,182
[6]	European Financial Stability Facility	0.875%	7/26/2027	EUR	12,190	13,761
[6]	European Financial Stability Facility	0.000%	10/13/2027	EUR	19,000	21,017
[6]	European Financial Stability Facility	0.950%	2/14/2028	EUR	10,546	11,834
[6]	European Financial Stability Facility	0.875%	9/5/2028	EUR	37,997	42,208
[6]	European Financial Stability Facility	3.000%	12/15/2028	EUR	60,000	70,685
[6]	European Financial Stability Facility	3.500%	4/11/2029	EUR	12,500	14,956
[6]	European Financial Stability Facility	2.625%	7/16/2029	EUR	60,000	69,830
[6]	European Financial Stability Facility	0.050%	10/17/2029	EUR	12,853	13,516
[6]	European Financial Stability Facility	0.125%	3/18/2030	EUR	16,054	16,747
[6]	European Financial Stability Facility	2.875%	5/28/2031	EUR	75,000	87,806
[6]	European Financial Stability Facility	3.875%	3/30/2032	EUR	9,752	12,032
[6]	European Financial Stability Facility	2.375%	6/21/2032	EUR	10,000	11,298
[6]	European Financial Stability Facility	2.750%	9/27/2032	EUR	30,000	34,585
[6]	European Financial Stability Facility	2.875%	2/16/2033	EUR	43,149	50,017
[6]	European Financial Stability Facility	1.250%	5/24/2033	EUR	26,655	27,495
[6]	European Financial Stability Facility	2.875%	1/29/2035	EUR	25,000	28,592
[6]	European Financial Stability Facility	0.875%	4/10/2035	EUR	40,133	38,338
[6]	European Financial Stability Facility	3.375%	4/3/2037	EUR	20,095	23,704
[6]	European Financial Stability Facility	3.375%	8/30/2038	EUR	25,000	29,312
[6]	European Financial Stability Facility	1.450%	9/5/2040	EUR	12,046	10,756
[6]	European Financial Stability Facility	1.700%	2/13/2043	EUR	18,100	16,007
[6]	European Financial Stability Facility	2.350%	7/29/2044	EUR	28,632	27,635
[6]	European Financial Stability Facility	1.375%	5/31/2047	EUR	21,282	16,663
[6]	European Financial Stability Facility	1.800%	7/10/2048	EUR	21,896	18,259
[6]	European Financial Stability Facility	0.700%	1/20/2050	EUR	22,235	13,748
[6]	European Financial Stability Facility	0.700%	1/17/2053	EUR	21,535	12,324
[6]	European Financial Stability Facility	1.750%	7/17/2053	EUR	4,262	3,298
	European Investment Bank	1.750%	11/12/2026	SEK	325,000	34,061
	European Investment Bank	0.125%	12/14/2026	GBP	15,000	18,934
	European Investment Bank	0.000%	12/22/2026	EUR	32,032	36,106
	European Investment Bank	0.500%	1/15/2027	EUR	26,184	29,644
	European Investment Bank	3.500%	4/15/2027	EUR	2,439	2,868
	European Investment Bank	0.000%	6/17/2027	EUR	42,997	47,994
	European Investment Bank	0.375%	9/15/2027	EUR	29,486	32,970
	European Investment Bank	3.750%	12/7/2027	GBP	1,853	2,432
	European Investment Bank	0.875%	1/14/2028	EUR	25,000	28,070
	European Investment Bank	1.000%	1/28/2028	CAD	4,462	3,075
	European Investment Bank	4.500%	1/31/2028	GBP	62,019	82,634
	European Investment Bank	3.300%	2/3/2028	AUD	1,103	714
	European Investment Bank	0.000%	3/28/2028	EUR	43,652	47,844
	European Investment Bank	1.375%	5/12/2028	SEK	36,740	3,777
	European Investment Bank	4.200%	8/21/2028	AUD	10,000	6,584
	European Investment Bank	0.000%	9/28/2028	EUR	13,328	14,437
	European Investment Bank	0.000%	12/7/2028	GBP	1,268	1,482
	European Investment Bank	6.000%	12/7/2028	GBP	7,802	10,873
	European Investment Bank	0.625%	1/22/2029	EUR	32,628	35,763
	European Investment Bank	4.000%	2/15/2029	GBP	44,210	58,271
	European Investment Bank	4.250%	3/19/2029	AUD	7,284	4,810
	European Investment Bank	3.300%	5/25/2029	AUD	11,476	7,347
	European Investment Bank	0.125%	6/20/2029	EUR	5,606	5,984
	European Investment Bank	0.250%	9/14/2029	EUR	13,856	14,777
	European Investment Bank	3.625%	10/22/2029	GBP	10,000	13,004
	European Investment Bank	0.050%	11/15/2029	EUR	20,000	21,059
	European Investment Bank	0.050%	1/16/2030	EUR	18,917	19,840
	European Investment Bank	2.375%	5/15/2030	EUR	86,557	99,797
	European Investment Bank	2.750%	7/30/2030	EUR	22,007	25,798
	European Investment Bank	0.000%	9/9/2030	EUR	7,269	7,468
	European Investment Bank	2.750%	9/13/2030	EUR	14,627	17,104

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Investment Bank	4.875%	12/16/2030	GBP	15,000	20,499
European Investment Bank	0.000%	1/14/2031	EUR	49,156	49,971
European Investment Bank	1.300%	1/27/2031	AUD	5,490	3,088
European Investment Bank	1.000%	3/14/2031	EUR	26,035	27,796
European Investment Bank	2.875%	10/15/2031	EUR	35,555	41,798
European Investment Bank	1.000%	4/14/2032	EUR	15,604	16,341
European Investment Bank	1.125%	11/15/2032	EUR	9,752	10,160
European Investment Bank	2.875%	1/12/2033	EUR	18,511	21,662
European Investment Bank	1.125%	4/13/2033	EUR	14,628	15,117
European Investment Bank	3.000%	7/15/2033	EUR	47,379	55,767
European Investment Bank	2.750%	1/16/2034	EUR	49,683	57,234
European Investment Bank	2.625%	9/4/2034	EUR	55,000	62,446
European Investment Bank	0.050%	10/13/2034	EUR	23,779	21,554
European Investment Bank	2.875%	1/15/2035	EUR	76,060	87,709
European Investment Bank	0.010%	11/15/2035	EUR	18,659	16,086
European Investment Bank	0.200%	3/17/2036	EUR	20,993	18,283
European Investment Bank	3.125%	6/30/2036	CHF	5,495	8,535
European Investment Bank	3.875%	6/8/2037	GBP	5,633	6,883
European Investment Bank	5.000%	4/15/2039	GBP	3,416	4,557
European Investment Bank	2.750%	3/15/2040	EUR	9,045	9,836
European Investment Bank	0.250%	6/15/2040	EUR	10,993	8,222
European Investment Bank	0.010%	5/15/2041	EUR	6,000	4,152
European Investment Bank	3.625%	3/14/2042	EUR	2,731	3,218
European Investment Bank	1.000%	11/14/2042	EUR	4,876	3,874
European Investment Bank	4.500%	3/7/2044	GBP	4,145	5,064
European Investment Bank	0.875%	9/13/2047	EUR	4,876	3,401
European Investment Bank	1.500%	11/15/2047	EUR	2,439	1,951
European Investment Bank	1.500%	10/16/2048	EUR	30,500	23,842
European Investment Bank	0.050%	1/27/2051	EUR	12,351	5,925
European Investment Bank	4.625%	10/12/2054	GBP	3,755	4,489
European Stability Mechanism	0.000%	12/15/2026	EUR	42,500	47,923
European Stability Mechanism	0.750%	3/15/2027	EUR	21,175	23,993
European Stability Mechanism	0.750%	9/5/2028	EUR	12,598	13,962
European Stability Mechanism	0.500%	3/5/2029	EUR	20,478	22,344
European Stability Mechanism	2.625%	9/18/2029	EUR	75,000	87,482
European Stability Mechanism	0.010%	3/4/2030	EUR	33,146	34,568
European Stability Mechanism	0.010%	10/15/2031	EUR	19,798	19,711
European Stability Mechanism	1.200%	5/23/2033	EUR	5,852	6,064
European Stability Mechanism	3.000%	8/23/2033	EUR	10,000	11,731
European Stability Mechanism	2.750%	9/15/2034	EUR	25,000	28,656
European Stability Mechanism	2.750%	2/26/2035	EUR	10,000	11,425
European Stability Mechanism	1.625%	11/17/2036	EUR	19,479	19,696
European Stability Mechanism	1.750%	10/20/2045	EUR	4,876	4,289
European Stability Mechanism	1.800%	11/2/2046	EUR	20,455	17,968
European Stability Mechanism	1.850%	12/1/2055	EUR	17,645	13,740
European Union	2.000%	10/4/2027	EUR	47,218	54,345
European Union	2.500%	11/4/2027	EUR	9,264	10,761
European Union	2.875%	12/6/2027	EUR	87,741	102,701
European Union	0.000%	6/2/2028	EUR	50,782	55,470
European Union	0.000%	10/4/2028	EUR	30,216	32,694
European Union	3.125%	12/5/2028	EUR	213,086	252,148
European Union	2.875%	10/5/2029	EUR	146,572	172,214
European Union	1.625%	12/4/2029	EUR	72,208	80,884
European Union	2.500%	10/14/2030	EUR	50,000	57,652
European Union	3.125%	12/4/2030	EUR	75,334	89,426
European Union	0.750%	4/4/2031	EUR	25,969	27,260
European Union	0.000%	4/22/2031	EUR	17,863	17,936
European Union	0.000%	7/4/2031	EUR	110,537	110,494
European Union	2.500%	12/4/2031	EUR	126,160	144,476
European Union	1.000%	7/6/2032	EUR	72,766	75,372
European Union	2.750%	12/13/2032	EUR	104,425	120,316
European Union	2.750%	2/4/2033	EUR	44,667	51,519
European Union	3.250%	7/4/2034	EUR	38,355	45,356
European Union	3.000%	12/4/2034	EUR	78,248	90,537
European Union	0.000%	7/4/2035	EUR	51,797	44,824
European Union	3.375%	12/12/2035	EUR	93,582	110,671
European Union	0.250%	4/22/2036	EUR	25,620	22,017
European Union	0.200%	6/4/2036	EUR	51,634	44,036
European Union	0.400%	2/4/2037	EUR	63,606	54,521
European Union	0.875%	3/11/2037	EUR	3,132	2,810

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
European Union	2.750%	12/4/2037	EUR	22,395	24,586
European Union	3.375%	10/4/2038	EUR	71,698	82,915
European Union	3.375%	10/4/2039	EUR	136,195	155,890
European Union	3.625%	12/12/2040	EUR	35,314	41,097
European Union	0.450%	7/4/2041	EUR	62,123	45,463
European Union	3.750%	4/4/2042	EUR	4,876	5,699
European Union	3.375%	11/4/2042	EUR	47,888	53,628
European Union	1.250%	2/4/2043	EUR	143,397	115,963
European Union	4.000%	4/4/2044	EUR	67,643	81,325
European Union	3.750%	10/12/2045	EUR	48,866	56,425
European Union	0.450%	5/2/2046	EUR	19,811	12,372
European Union	0.750%	1/4/2047	EUR	32,693	21,810
European Union	2.625%	2/4/2048	EUR	43,574	41,747
European Union	3.250%	2/4/2050	EUR	70,207	73,766
European Union	0.700%	7/6/2051	EUR	78,368	45,439
European Union	2.500%	10/4/2052	EUR	99,345	88,492
European Union	3.000%	3/4/2053	EUR	45,977	45,195
European Union	3.375%	10/5/2054	EUR	132,003	137,886
European Union	4.000%	10/12/2055	EUR	40,000	46,417
Inter-American Development Bank	0.875%	8/27/2027	CAD	3,091	2,140
Inter-American Development Bank	3.100%	2/22/2028	AUD	30,000	19,299
Inter-American Development Bank	3.400%	5/24/2028	CAD	5,400	3,925
Inter-American Development Bank	2.125%	12/15/2028	GBP	5,000	6,234
Inter-American Development Bank	3.290%	6/28/2032	AUD	1,762	1,068
Inter-American Investment Corp.	2.750%	7/14/2032	EUR	10,350	11,881
International Bank for Reconstruction & Development	0.750%	12/15/2026	GBP	6,763	8,593
International Bank for Reconstruction & Development	0.000%	1/15/2027	EUR	22,515	25,321
International Bank for Reconstruction & Development	1.800%	1/19/2027	CAD	18,782	13,300
International Bank for Reconstruction & Development	4.250%	7/29/2027	NZD	4,000	2,346
International Bank for Reconstruction & Development	0.250%	9/23/2027	GBP	9,752	12,004
International Bank for Reconstruction & Development	0.625%	9/24/2027	NZD	1,510	830
International Bank for Reconstruction & Development	0.875%	9/28/2027	CAD	2,649	1,832
International Bank for Reconstruction & Development	0.625%	11/22/2027	EUR	5,365	5,997
International Bank for Reconstruction & Development	4.400%	1/13/2028	AUD	30,000	19,864
International Bank for Reconstruction & Development	3.700%	1/18/2028	CAD	7,600	5,553
International Bank for Reconstruction & Development	4.625%	2/2/2028	NZD	4,000	2,375
International Bank for Reconstruction & Development	0.010%	4/24/2028	EUR	29,171	31,875
International Bank for Reconstruction & Development	1.625%	5/10/2028	NZD	19,265	10,676
International Bank for Reconstruction & Development	0.625%	7/14/2028	GBP	19,078	23,033
International Bank for Reconstruction & Development	3.300%	8/14/2028	AUD	21,969	14,157
International Bank for Reconstruction & Development	3.875%	10/2/2028	GBP	53,999	70,944
International Bank for Reconstruction & Development	4.875%	12/7/2028	GBP	100	135
International Bank for Reconstruction & Development	1.250%	12/13/2028	GBP	14,488	17,606
International Bank for Reconstruction & Development	4.300%	1/10/2029	AUD	16,790	11,110
International Bank for Reconstruction & Development	0.250%	5/21/2029	EUR	10,300	11,043
International Bank for Reconstruction & Development	1.950%	9/20/2029	CAD	886	613
International Bank for Reconstruction & Development	1.000%	12/21/2029	GBP	2,130	2,492
International Bank for Reconstruction & Development	4.350%	1/10/2030	AUD	10,000	6,612
International Bank for Reconstruction & Development	0.000%	2/21/2030	EUR	5,571	5,799
International Bank for Reconstruction & Development	0.500%	4/16/2030	EUR	2,633	2,792
International Bank for Reconstruction & Development	4.250%	9/18/2030	CAD	15,000	11,362
International Bank for Reconstruction & Development	4.125%	7/31/2031	GBP	14,723	19,408
International Bank for Reconstruction & Development	2.600%	8/28/2031	EUR	12,500	14,418
International Bank for Reconstruction & Development	5.750%	6/7/2032	GBP	2,926	4,179
International Bank for Reconstruction & Development	0.625%	1/12/2033	EUR	25,257	25,176
International Bank for Reconstruction & Development	4.200%	4/21/2033	AUD	7,000	4,462
International Bank for Reconstruction & Development	2.900%	2/14/2034	EUR	25,106	29,120
International Bank for Reconstruction & Development	1.200%	8/8/2034	EUR	18,703	18,804
International Bank for Reconstruction & Development	0.500%	6/21/2035	EUR	2,156	1,980
International Bank for Reconstruction & Development	3.000%	7/23/2035	EUR	9,875	11,411
International Bank for Reconstruction & Development	0.100%	9/17/2035	EUR	3,699	3,214
International Bank for Reconstruction & Development	3.100%	4/14/2038	EUR	4,500	5,106
International Bank for Reconstruction & Development	3.450%	9/13/2038	EUR	15,455	18,132
International Bank for Reconstruction & Development	0.700%	10/22/2046	EUR	8,840	5,967
International Bank for Reconstruction & Development	0.125%	1/3/2051	EUR	3,206	1,591
International Bank for Reconstruction & Development	0.200%	1/21/2061	EUR	2,633	994
International Development Association	0.750%	9/21/2028	GBP	2,498	3,005
International Development Association	2.500%	5/28/2030	EUR	9,150	10,558
International Development Association	0.000%	7/15/2031	EUR	10,662	10,595
International Development Association	0.350%	4/22/2036	EUR	29,675	25,822

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
International Development Association	1.750%	5/5/2037	EUR	15,000	14,868
International Development Association	0.700%	1/17/2042	EUR	7,760	5,917
International Development Association	3.200%	1/18/2044	EUR	15,000	16,484
International Development Association	3.500%	6/12/2045	EUR	5,000	5,690
International Finance Corp.	1.850%	1/28/2027	CAD	11,212	7,941
International Finance Corp.	3.200%	10/18/2027	AUD	589	381
International Finance Corp.	0.750%	5/24/2028	AUD	17,000	10,277
International Finance Corp.	4.875%	12/19/2028	NZD	5,000	3,012
International Finance Corp.	3.150%	6/26/2029	AUD	42,336	26,924
International Finance Corp.	4.500%	5/20/2030	AUD	15,000	9,962
International Finance Corp.	1.250%	2/6/2031	AUD	10,000	5,618
International Finance Corp.	3.635%	8/26/2033	AUD	6,500	3,973
International Finance Corp.	1.500%	4/15/2035	AUD	6,322	3,080
Nordic Investment Bank	0.125%	12/15/2026	GBP	17,632	22,250
Nordic Investment Bank	1.375%	1/27/2028	SEK	8,000	826
					6,507,021
Sweden (0.3%)
Kingdom of Sweden	0.750%	5/12/2028	SEK	3,430	351
Kingdom of Sweden	2.000%	6/26/2028	EUR	66,000	75,775
Kingdom of Sweden	0.750%	11/12/2029	SEK	190,485	19,052
Kingdom of Sweden	0.125%	5/12/2031	SEK	967,920	90,942
Kingdom of Sweden	2.250%	6/1/2032	SEK	197,155	20,701
Kingdom of Sweden	1.750%	11/11/2033	SEK	220,000	22,039
Kingdom of Sweden	2.250%	5/11/2035	SEK	325,000	33,357
Kingdom of Sweden	1.375%	6/23/2071	SEK	206,590	12,746
Kommuninvest I Sverige AB	1.000%	11/12/2026	SEK	293,810	30,594
Kommuninvest I Sverige AB	2.750%	2/12/2027	EUR	5,000	5,806
Kommuninvest I Sverige AB	3.000%	3/12/2029	SEK	500,000	53,376
Kommuninvest I Sverige AB	0.875%	5/16/2029	SEK	50,000	4,985
Kommuninvest I Sverige AB	3.250%	11/12/2029	SEK	150,000	16,135
Kommuninvest I Sverige AB	2.750%	11/12/2030	SEK	100,000	10,476
Svensk Exportkredit AB	2.750%	2/23/2028	EUR	25,000	29,076
Svensk Exportkredit AB	4.300%	5/30/2028	AUD	11,000	7,221
					432,632
Switzerland (0.4%)
Canton of Basel-Landschaft	1.375%	9/29/2034	CHF	8,135	10,821
Canton of Basel-Landschaft	1.000%	3/5/2040	CHF	5,000	6,390
Canton of Geneva Switzerland	1.625%	7/30/2029	CHF	1,745	2,321
Canton of Geneva Switzerland	0.030%	6/28/2030	CHF	13,000	15,981
Canton of Geneva Switzerland	1.500%	3/5/2032	CHF	790	1,048
Canton of Geneva Switzerland	0.400%	4/28/2036	CHF	2,455	2,972
Canton of Geneva Switzerland	0.600%	7/4/2046	CHF	1,470	1,712
Canton of Solothurn	1.000%	2/20/2045	CHF	10,000	12,783
Canton of Vaud	2.000%	10/24/2033	CHF	4,365	6,059
Canton of Zurich	1.250%	12/3/2032	CHF	1,475	1,940
Canton of Zurich	0.000%	11/10/2033	CHF	1,000	1,196
Canton of Zurich	2.000%	7/29/2038	CHF	4,900	7,045
Canton of Zurich	0.250%	7/12/2039	CHF	13,625	15,812
City of Zurich Switzerland	2.550%	3/10/2036	CHF	15,000	21,893
Swiss Confederation	3.250%	6/27/2027	CHF	24,407	32,027
Swiss Confederation	0.500%	5/27/2030	CHF	28,348	36,083
Swiss Confederation	2.250%	6/22/2031	CHF	43,611	61,017
Swiss Confederation	0.500%	6/27/2032	CHF	6,954	8,901
Swiss Confederation	3.500%	4/8/2033	CHF	10,088	15,727
Swiss Confederation	0.000%	6/26/2034	CHF	18,081	22,248
Swiss Confederation	0.250%	6/23/2035	CHF	53,369	67,029
Swiss Confederation	2.500%	3/8/2036	CHF	11,013	16,984
Swiss Confederation	1.500%	10/26/2038	CHF	16,000	22,968
Swiss Confederation	1.500%	4/30/2042	CHF	20,126	29,653
Swiss Confederation	1.250%	6/28/2043	CHF	29,680	42,592
Swiss Confederation	0.500%	6/28/2045	CHF	25,243	32,021
Swiss Confederation	4.000%	1/6/2049	CHF	9,163	20,551
Swiss Confederation	0.500%	5/24/2055	CHF	10,062	13,264
Swiss Confederation	0.500%	5/30/2058	CHF	22,657	30,379
Swiss Confederation	2.000%	6/25/2064	CHF	2,351	4,901
					564,318
Thailand (1.0%)
Kingdom of Thailand	2.125%	12/17/2026	THB	703,592	21,969
Kingdom of Thailand	2.250%	3/17/2027	THB	1,335,000	41,836

Total International Bond II Index Fund
		Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
	Kingdom of Thailand	1.000%	6/17/2027	THB	1,732,978	53,347
	Kingdom of Thailand	2.400%	11/17/2027	THB	800,000	25,296
	Kingdom of Thailand	3.580%	12/17/2027	THB	470,725	15,255
	Kingdom of Thailand	5.670%	3/13/2028	THB	58,761	2,002
	Kingdom of Thailand	2.050%	4/17/2028	THB	1,780,000	56,053
	Kingdom of Thailand	2.650%	6/17/2028	THB	2,403,000	76,882
	Kingdom of Thailand	2.875%	12/17/2028	THB	1,067,863	34,626
	Kingdom of Thailand	2.400%	3/17/2029	THB	1,100,000	35,215
	Kingdom of Thailand	4.875%	6/22/2029	THB	852,018	29,606
	Kingdom of Thailand	1.600%	12/17/2029	THB	1,106,839	34,531
	Kingdom of Thailand	3.650%	6/20/2031	THB	602,289	20,819
	Kingdom of Thailand	2.000%	12/17/2031	THB	2,366,277	75,279
	Kingdom of Thailand	3.775%	6/25/2032	THB	738,415	26,057
	Kingdom of Thailand	3.350%	6/17/2033	THB	1,550,000	53,846
	Kingdom of Thailand	2.800%	6/17/2034	THB	1,300,000	43,799
	Kingdom of Thailand	2.410%	3/17/2035	THB	680,000	22,315
	Kingdom of Thailand	1.600%	6/17/2035	THB	196,901	6,029
	Kingdom of Thailand	1.585%	12/17/2035	THB	1,280,397	39,107
	Kingdom of Thailand	3.400%	6/17/2036	THB	899,997	32,162
	Kingdom of Thailand	3.390%	6/17/2037	THB	1,726,385	62,212
	Kingdom of Thailand	4.260%	12/12/2037	THB	135,638	5,185
	Kingdom of Thailand	3.300%	6/17/2038	THB	1,278,753	45,634
	Kingdom of Thailand	2.700%	6/17/2040	THB	640,000	21,625
	Kingdom of Thailand	3.800%	6/14/2041	THB	73,451	2,805
	Kingdom of Thailand	2.000%	6/17/2042	THB	959,882	28,866
	Kingdom of Thailand	3.450%	6/17/2043	THB	1,500,000	55,061
	Kingdom of Thailand	4.675%	6/29/2044	THB	451,239	19,185
	Kingdom of Thailand	2.980%	6/17/2045	THB	839,000	28,888
	Kingdom of Thailand	2.875%	6/17/2046	THB	553,090	18,718
	Kingdom of Thailand	3.140%	6/17/2047	THB	950,000	33,187
	Kingdom of Thailand	1.875%	6/17/2049	THB	606,063	17,283
	Kingdom of Thailand	3.150%	6/17/2050	THB	937,600	32,907
	Kingdom of Thailand	2.750%	6/17/2052	THB	402,800	13,439
	Kingdom of Thailand	4.000%	6/17/2055	THB	995,802	40,973
	Kingdom of Thailand	4.850%	6/17/2061	THB	7,038	342
	Kingdom of Thailand	4.000%	6/17/2066	THB	450,778	19,551
	Kingdom of Thailand	3.600%	6/17/2067	THB	1,147,041	46,138
	Kingdom of Thailand	2.500%	6/17/2071	THB	217,737	6,768
	Kingdom of Thailand	4.000%	6/17/2072	THB	941,000	42,253
						1,287,051
United Kingdom (5.8%)
[2]	Community Finance Co. 1 plc	5.017%	7/31/2034	GBP	2,097	2,767
[4]	LCR Finance plc	4.500%	12/7/2028	GBP	3,657	4,878
[4]	LCR Finance plc	4.500%	12/7/2038	GBP	2,780	3,502
[4]	LCR Finance plc	5.100%	3/7/2051	GBP	3,267	4,143
	United Kingdom Gilt	4.125%	1/29/2027	GBP	233,063	307,404
	United Kingdom Gilt	3.750%	3/7/2027	GBP	329,760	433,098
	United Kingdom Gilt	4.250%	12/7/2027	GBP	33,584	44,698
	United Kingdom Gilt	4.375%	3/7/2028	GBP	100,000	133,127
	United Kingdom Gilt	4.500%	6/7/2028	GBP	302,347	404,455
	United Kingdom Gilt	0.500%	1/31/2029	GBP	114,078	135,450
	United Kingdom Gilt	4.125%	7/22/2029	GBP	395,249	524,611
	United Kingdom Gilt	4.375%	3/7/2030	GBP	325,000	435,204
	United Kingdom Gilt	4.750%	12/7/2030	GBP	85,775	117,460
	United Kingdom Gilt	0.250%	7/31/2031	GBP	129,501	138,891
	United Kingdom Gilt	4.000%	10/22/2031	GBP	256,271	336,308
	United Kingdom Gilt	1.000%	1/31/2032	GBP	185,867	203,952
	United Kingdom Gilt	4.250%	6/7/2032	GBP	67,195	89,498
	United Kingdom Gilt	3.250%	1/31/2033	GBP	170,000	210,499
	United Kingdom Gilt	4.125%	3/7/2033	GBP	30,000	39,191
	United Kingdom Gilt	0.875%	7/31/2033	GBP	243,700	250,373
	United Kingdom Gilt	4.625%	1/31/2034	GBP	130,250	175,241
	United Kingdom Gilt	4.250%	7/31/2034	GBP	41,640	54,380
	United Kingdom Gilt	4.500%	9/7/2034	GBP	56,116	74,758
	United Kingdom Gilt	4.500%	3/7/2035	GBP	148,219	196,244
	United Kingdom Gilt	0.625%	7/31/2035	GBP	188,742	174,632
	United Kingdom Gilt	4.250%	3/7/2036	GBP	78,944	101,733
	United Kingdom Gilt	1.750%	9/7/2037	GBP	138,895	135,707
	United Kingdom Gilt	3.750%	1/29/2038	GBP	334,414	402,275

Total International Bond II Index Fund
	Coupon	Maturity Date	Currency	Face Amount (000)	Market Value• ($000)
United Kingdom Gilt	4.750%	12/7/2038	GBP	76,041	100,517
United Kingdom Gilt	1.125%	1/31/2039	GBP	154,557	132,493
United Kingdom Gilt	4.250%	9/7/2039	GBP	30,807	38,430
United Kingdom Gilt	4.375%	1/31/2040	GBP	114,337	143,779
United Kingdom Gilt	4.250%	12/7/2040	GBP	20,248	24,921
United Kingdom Gilt	5.250%	1/31/2041	GBP	22,029	30,105
United Kingdom Gilt	1.250%	10/22/2041	GBP	138,909	110,025
United Kingdom Gilt	4.500%	12/7/2042	GBP	61,370	76,530
United Kingdom Gilt	4.750%	10/22/2043	GBP	138,981	176,782
United Kingdom Gilt	3.250%	1/22/2044	GBP	100,571	104,147
United Kingdom Gilt	3.500%	1/22/2045	GBP	87,493	93,155
United Kingdom Gilt	0.875%	1/31/2046	GBP	94,976	59,004
United Kingdom Gilt	4.250%	12/7/2046	GBP	96,489	113,149
United Kingdom Gilt	1.500%	7/22/2047	GBP	97,700	68,041
United Kingdom Gilt	1.750%	1/22/2049	GBP	56,167	40,221
United Kingdom Gilt	4.250%	12/7/2049	GBP	99,044	114,707
United Kingdom Gilt	0.625%	10/22/2050	GBP	41,212	20,246
United Kingdom Gilt	1.250%	7/31/2051	GBP	94,095	55,048
United Kingdom Gilt	3.750%	7/22/2052	GBP	49,139	51,540
United Kingdom Gilt	1.500%	7/31/2053	GBP	129,863	78,764
United Kingdom Gilt	3.750%	10/22/2053	GBP	149,987	155,743
United Kingdom Gilt	4.375%	7/31/2054	GBP	266,935	309,725
United Kingdom Gilt	1.625%	10/22/2054	GBP	67,998	42,097
United Kingdom Gilt	4.250%	12/7/2055	GBP	77,289	87,658
United Kingdom Gilt	1.750%	7/22/2057	GBP	72,276	44,869
United Kingdom Gilt	4.000%	1/22/2060	GBP	62,133	66,908
United Kingdom Gilt	0.500%	10/22/2061	GBP	110,268	38,466
United Kingdom Gilt	4.000%	10/22/2063	GBP	80,496	85,769
United Kingdom Gilt	2.500%	7/22/2065	GBP	80,050	58,894
United Kingdom Gilt	3.500%	7/22/2068	GBP	70,330	66,969
United Kingdom Gilt	1.625%	10/22/2071	GBP	86,164	46,368
United Kingdom Gilt	1.125%	10/22/2073	GBP	50,509	21,721
					7,791,270
Total Sovereign Bonds (Cost $108,518,303)					102,304,156

Total International Bond II Index Fund
Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (1.8%)
Money Market Fund (1.8%)
[12]	Vanguard Market Liquidity Fund (Cost $2,407,429)	4.141%	24,076,512	2,407,651
Total Investments (99.1%) (Cost $138,618,106)	132,780,996
Other Assets and Liabilities—Net (0.9%)	1,217,031
Net Assets (100.0%)	133,998,027
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Guaranteed by the Republic of Austria.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, the aggregate value was $25,742,597, representing 19.2% of net assets.
4	Guaranteed by the Government of the United Kingdom.
5	Guaranteed by Commissioners of His Majesty's Treasury.
6	Guaranteed by multiple countries.
7	Securities with a value of $2,184,014 have been pledged as collateral for open forward currency contracts.
8	Securities with a value of $5,915 have been segregated as initial margin for open futures contracts.
9	Securities with a value of $979 have been segregated as collateral for open forward currency contracts.
10	Guaranteed by the Federal Republic of Germany.
11	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2025.
12	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GMTN—Global Medium Term Note.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CLP—Chilean peso.
CNY—Chinese renminbi.
CZK—Czech koruna.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PEN—Peruvian sol.
PLN—Polish zloty.
RON—Romanian leu.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro-Bobl	December 2025	2,836	386,582	1,306
Euro-Schatz	December 2025	8,954	1,105,154	(77)
				1,229

Total International Bond II Index Fund
Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
UBS AG	11/5/2025	CLP	78,533,249	USD	83,095	230	—
Citibank, N.A.	11/5/2025	CLP	78,000,000	USD	82,737	22	—
State Street Bank & Trust Co.	11/5/2025	CLP	39,000,000	USD	41,472	—	(92)
HSBC Bank plc	11/4/2025	CNY	2,283,487	USD	321,799	—	(351)
State Street Bank & Trust Co.	11/4/2025	CNY	2,283,487	USD	321,618	—	(169)
Standard Chartered Bank	11/4/2025	CNY	2,283,487	USD	321,618	—	(169)
State Street Bank & Trust Co.	11/4/2025	CNY	2,283,487	USD	321,211	238	—
Standard Chartered Bank	11/4/2025	CNY	2,283,487	USD	321,188	260	—
Wells Fargo Bank N.A.	11/4/2025	CZK	2,884,218	USD	137,239	—	(601)
Societe Generale SA	11/4/2025	CZK	2,799,388	USD	133,241	—	(622)
Deutsche Bank AG	11/4/2025	CZK	2,799,388	USD	133,007	—	(388)
Standard Chartered Bank	11/4/2025	CZK	1,656,000	USD	78,536	—	(84)
Societe Generale SA	11/4/2025	EUR	4,344,000	USD	5,046,805	—	(38,405)
Toronto-Dominion Bank	11/4/2025	EUR	2,715,000	USD	3,160,043	—	(29,793)
HSBC Bank plc	11/4/2025	EUR	2,172,000	USD	2,529,946	—	(25,746)
Canadian Imperial Bank of Commerce	11/4/2025	EUR	2,172,000	USD	2,528,926	—	(24,726)
Wells Fargo Bank N.A.	11/4/2025	EUR	2,172,000	USD	2,527,991	—	(23,791)
The Bank of New York Mellon Corp.	11/4/2025	EUR	1,629,000	USD	1,897,514	—	(19,364)
Standard Chartered Bank	11/4/2025	EUR	1,629,000	USD	1,894,725	—	(16,575)
Credit Agricole CIB	11/4/2025	EUR	543,000	USD	633,247	—	(7,197)
Standard Chartered Bank	11/4/2025	IDR	9,880,723,732	USD	594,380	—	(124)
Deutsche Bank AG	11/4/2025	IDR	8,136,151,384	USD	489,128	200	—
Citibank, N.A.	11/4/2025	IDR	4,068,075,692	USD	244,756	—	(92)
BNP Paribas	11/4/2025	ILS	375,949	USD	115,607	—	(235)
Wells Fargo Bank N.A.	11/5/2025	JPY	338,800,000	USD	2,200,357	—	(813)
HSBC Bank plc	11/5/2025	JPY	314,600,000	USD	2,057,117	—	(14,684)
Toronto-Dominion Bank	11/5/2025	JPY	289,174,667	USD	1,876,891	477	—
Wells Fargo Bank N.A.	11/5/2025	JPY	224,982,341	USD	1,460,082	540	—
Toronto-Dominion Bank	11/5/2025	JPY	185,888,667	USD	1,214,280	—	(7,462)
BNP Paribas	11/5/2025	JPY	169,400,000	USD	1,100,930	—	(1,158)
The Bank of New York Mellon Corp.	11/5/2025	JPY	167,310,000	USD	1,100,870	—	(14,666)
The Bank of New York Mellon Corp.	11/5/2025	JPY	169,400,000	USD	1,098,859	913	—
Standard Chartered Bank	11/5/2025	JPY	108,757,333	USD	705,964	106	—
Citibank, N.A.	11/5/2025	JPY	85,808,813	USD	563,630	—	(6,546)
Bank of Montreal	11/5/2025	JPY	84,700,000	USD	550,143	—	(257)
HSBC Bank plc	11/5/2025	JPY	83,655,000	USD	542,615	486	—
Barclays Bank plc	11/5/2025	JPY	78,650,000	USD	517,230	—	(6,622)
State Street Bank & Trust Co.	11/5/2025	KRW	2,522,180,000	USD	1,759,824	6,938	—
State Street Bank & Trust Co.	11/5/2025	KRW	517,361,816	USD	363,386	—	(980)
BNP Paribas	11/5/2025	KRW	504,436,000	USD	354,612	—	(1,260)
BNP Paribas	11/5/2025	KRW	504,436,000	USD	353,237	116	—
Deutsche Bank AG	11/5/2025	KRW	504,436,000	USD	352,654	699	—
Wells Fargo Bank N.A.	11/5/2025	KRW	504,438,540	USD	352,188	1,167	—
JPMorgan Chase Bank, N.A.	11/5/2025	KRW	12,000,000	USD	8,568	—	(162)
UBS AG	11/5/2025	KRW	12,000,000	USD	8,565	—	(159)
Deutsche Bank AG	12/3/2025	KRW	12,221,600	USD	8,511	53	—
BNP Paribas	11/4/2025	MYR	4,425,940	USD	1,055,216	1,888	—
HSBC Bank plc	11/4/2025	MYR	1,121,423	USD	265,862	1,981	—
Bank of America, N.A.	11/4/2025	MYR	1,106,485	USD	264,204	72	—
Standard Chartered Bank	11/4/2025	MYR	1,106,485	USD	263,135	1,140	—
Citibank, N.A.	11/5/2025	PEN	357,907	USD	105,832	465	—
Wells Fargo Bank N.A.	11/5/2025	PEN	323,500	USD	95,281	796	—
State Street Bank & Trust Co.	11/5/2025	PEN	138,500	USD	40,759	374	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Wells Fargo Bank N.A.	11/4/2025	PLN	1,588,900	USD	433,607	—	(3,373)
Canadian Imperial Bank of Commerce	11/4/2025	PLN	794,450	USD	216,295	—	(1,178)
Deutsche Bank AG	11/4/2025	PLN	794,450	USD	215,912	—	(796)
Standard Chartered Bank	11/4/2025	PLN	245,000	USD	66,396	—	(56)
HSBC Bank plc	11/4/2025	RON	777,146	USD	177,187	—	(1,073)
JPMorgan Chase Bank, N.A.	11/4/2025	RON	388,573	USD	88,433	—	(376)
Barclays Bank plc	11/4/2025	RON	388,573	USD	88,433	—	(376)
Credit Agricole CIB	11/4/2025	SEK	2,753,996	USD	292,607	—	(2,640)
Toronto-Dominion Bank	11/4/2025	SEK	2,753,996	USD	292,387	—	(2,420)
Wells Fargo Bank N.A.	11/4/2025	THB	8,227,220	USD	254,713	—	(184)
Standard Chartered Bank	11/4/2025	THB	8,227,220	USD	254,634	—	(105)
BNP Paribas	11/4/2025	THB	8,227,220	USD	254,319	210	—
Wells Fargo Bank N.A.	11/4/2025	THB	8,227,220	USD	252,446	2,083	—
JPMorgan Chase Bank, N.A.	11/4/2025	THB	8,227,220	USD	252,137	2,393	—
UBS AG	11/4/2025	THB	852,867	USD	26,348	37	—
Commonwealth Bank of Australia	12/2/2025	USD	2,144,877	AUD	3,275,252	1,077	—
Commonwealth Bank of Australia	11/4/2025	USD	2,166,509	AUD	3,267,432	28,514	—
State Street Bank & Trust Co.	11/4/2025	USD	850,360	AUD	1,282,497	11,177	—
Citibank, N.A.	12/2/2025	USD	650,612	AUD	993,493	326	—
Citibank, N.A.	11/4/2025	USD	657,174	AUD	991,121	8,649	—
HSBC Bank plc	12/2/2025	USD	568,821	AUD	868,597	285	—
State Street Bank & Trust Co.	12/2/2025	USD	565,192	AUD	863,050	287	—
JPMorgan Chase Bank, N.A.	11/4/2025	USD	571,473	AUD	861,872	7,520	—
JPMorgan Chase Bank, N.A.	12/2/2025	USD	552,091	AUD	843,050	277	—
HSBC Bank plc	11/4/2025	USD	278,830	AUD	420,519	3,670	—
HSBC Bank plc	12/2/2025	USD	91,598	AUD	140,000	—	(38)
Royal Bank of Canada	11/3/2025	USD	3,386,809	CAD	4,705,000	31,693	—
Toronto-Dominion Bank	11/3/2025	USD	3,270,571	CAD	4,543,490	30,627	—
Royal Bank of Canada	12/1/2025	USD	3,087,495	CAD	4,319,870	2,579	—
Toronto-Dominion Bank	12/1/2025	USD	3,021,929	CAD	4,228,130	2,526	—
Bank of Montreal	12/1/2025	USD	1,725,872	CAD	2,415,000	1,265	—
Bank of Montreal	11/3/2025	USD	1,431,759	CAD	1,989,000	13,412	—
The Bank of New York Mellon Corp.	12/1/2025	USD	582,871	CAD	815,490	512	—
Canadian Imperial Bank of Commerce	11/3/2025	USD	17,946	CAD	25,000	119	—
BNP Paribas	11/3/2025	USD	13,680	CAD	19,000	131	—
Societe Generale SA	11/3/2025	USD	717	CAD	1,000	4	—
State Street Bank & Trust Co.	11/4/2025	USD	1,600,209	CHF	1,268,883	22,631	—
UBS AG	12/2/2025	USD	697,909	CHF	559,002	657	—
State Street Bank & Trust Co.	12/2/2025	USD	697,644	CHF	559,002	392	—
Toronto-Dominion Bank	12/2/2025	USD	552,603	CHF	442,147	1,106	—
Toronto-Dominion Bank	11/4/2025	USD	357,438	CHF	283,268	5,257	—
HSBC Bank plc	11/4/2025	USD	10,095	CHF	8,000	148	—
UBS AG	11/5/2025	USD	91,138	CLP	87,533,249	—	(1,737)
UBS AG	12/3/2025	USD	83,110	CLP	78,533,249	—	(226)
Citibank, N.A.	12/3/2025	USD	82,754	CLP	78,000,000	—	(17)
State Street Bank & Trust Co.	11/5/2025	USD	41,806	CLP	40,000,000	—	(634)
Wells Fargo Bank N.A.	11/5/2025	USD	41,509	CLP	40,000,000	—	(932)
State Street Bank & Trust Co.	12/3/2025	USD	41,481	CLP	39,000,000	96	—
Citibank, N.A.	11/5/2025	USD	29,322	CLP	28,000,000	—	(386)
HSBC Bank plc	11/4/2025	USD	650,278	CNY	4,628,192	—	(1,237)
Standard Chartered Bank	11/4/2025	USD	627,277	CNY	4,459,782	—	(531)
Standard Chartered Bank	12/2/2025	USD	437,774	CNY	3,102,862	23	—
HSBC Bank plc	12/2/2025	USD	322,353	CNY	2,283,487	200	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	12/2/2025	USD	322,172	CNY	2,283,487	18	—
State Street Bank & Trust Co.	12/2/2025	USD	321,777	CNY	2,283,487	—	(377)
Standard Chartered Bank	12/2/2025	USD	321,736	CNY	2,283,487	—	(418)
HSBC Bank plc	11/4/2025	USD	314,093	CNY	2,229,891	190	—
Standard Chartered Bank	11/4/2025	USD	14,029	CNY	99,570	12	—
Wells Fargo Bank N.A.	12/2/2025	USD	137,317	CZK	2,884,218	600	—
Societe Generale SA	12/2/2025	USD	133,316	CZK	2,799,388	621	—
Deutsche Bank AG	12/2/2025	USD	133,082	CZK	2,799,388	387	—
Canadian Imperial Bank of Commerce	11/4/2025	USD	97,530	CZK	2,016,999	1,976	—
UBS AG	11/4/2025	USD	97,457	CZK	2,016,999	1,904	—
BNP Paribas	11/4/2025	USD	97,448	CZK	2,016,999	1,895	—
Wells Fargo Bank N.A.	11/4/2025	USD	97,378	CZK	2,016,999	1,824	—
Standard Chartered Bank	11/4/2025	USD	94,300	CZK	1,951,000	1,873	—
Standard Chartered Bank	12/2/2025	USD	78,579	CZK	1,656,000	82	—
State Street Bank & Trust Co.	11/4/2025	USD	5,811	CZK	120,000	126	—
UBS AG	11/4/2025	USD	552,486	DKK	3,502,023	11,796	—
HSBC Bank plc	11/4/2025	USD	184,129	DKK	1,167,341	3,899	—
JPMorgan Chase Bank, N.A.	12/2/2025	USD	181,226	DKK	1,167,341	662	—
State Street Bank & Trust Co.	12/2/2025	USD	181,170	DKK	1,167,341	605	—
Bank of America, N.A.	12/2/2025	USD	181,112	DKK	1,167,341	547	—
The Bank of New York Mellon Corp.	12/2/2025	USD	181,072	DKK	1,167,341	508	—
State Street Bank & Trust Co.	12/2/2025	USD	22,201,840	EUR	19,200,000	30,791	—
State Street Bank & Trust Co.	11/4/2025	USD	19,934,858	EUR	16,942,399	401,177	—
Toronto-Dominion Bank	11/4/2025	USD	13,993,782	EUR	11,888,509	286,964	—
Toronto-Dominion Bank	12/2/2025	USD	13,728,231	EUR	11,849,133	45,536	—
Wells Fargo Bank N.A.	12/2/2025	USD	8,432,961	EUR	7,278,081	28,653	—
Societe Generale SA	11/4/2025	USD	7,692,717	EUR	6,540,000	152,446	—
Societe Generale SA	12/2/2025	USD	6,941,293	EUR	5,973,000	44,017	—
Wells Fargo Bank N.A.	11/4/2025	USD	5,781,853	EUR	4,925,000	103,592	—
Canadian Imperial Bank of Commerce	12/2/2025	USD	5,676,327	EUR	4,887,000	33,102	—
Canadian Imperial Bank of Commerce	11/4/2025	USD	5,119,533	EUR	4,360,000	92,685	—
Standard Chartered Bank	11/4/2025	USD	3,393,376	EUR	2,883,913	68,379	—
JPMorgan Chase Bank, N.A.	11/4/2025	USD	3,207,537	EUR	2,725,000	65,757	—
Royal Bank of Canada	11/4/2025	USD	3,053,198	EUR	2,593,256	63,313	—
Standard Chartered Bank	12/2/2025	USD	2,688,408	EUR	2,312,986	17,505	—
The Bank of New York Mellon Corp.	12/2/2025	USD	2,648,925	EUR	2,276,757	19,857	—
Commonwealth Bank of Australia	11/4/2025	USD	2,650,838	EUR	2,254,532	51,482	—
Credit Agricole CIB	11/4/2025	USD	2,561,447	EUR	2,180,000	48,024	—
HSBC Bank plc	12/2/2025	USD	2,533,913	EUR	2,172,000	25,813	—
Citibank, N.A.	12/2/2025	USD	2,345,570	EUR	2,029,000	2,598	—
HSBC Bank plc	11/4/2025	USD	2,073,645	EUR	1,764,000	39,847	—
The Bank of New York Mellon Corp.	11/4/2025	USD	1,917,439	EUR	1,635,000	32,371	—
Royal Bank of Canada	12/2/2025	USD	1,693,858	EUR	1,465,258	1,863	—
Citibank, N.A.	11/4/2025	USD	1,068,089	EUR	907,201	22,134	—
BNP Paribas	12/2/2025	USD	825,215	EUR	713,843	910	—
UBS AG	11/4/2025	USD	832,814	EUR	707,750	16,816	—
Credit Agricole CIB	12/2/2025	USD	634,242	EUR	543,000	7,217	—
State Street Bank & Trust Co.	12/2/2025	USD	627,014	EUR	543,000	—	(11)
Royal Bank of Canada	12/2/2025	USD	627,014	EUR	543,000	—	(11)
Commonwealth Bank of Australia	12/2/2025	USD	625,859	EUR	542,000	—	(12)
Wells Fargo Bank N.A.	12/2/2025	USD	625,697	EUR	542,000	—	(174)
JPMorgan Chase Bank, N.A.	12/2/2025	USD	625,643	EUR	542,000	—	(228)
BNP Paribas	11/4/2025	USD	535,930	EUR	455,203	11,105	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Barclays Bank plc	12/2/2025	USD	508,307	EUR	439,705	561	—
JPMorgan Chase Bank, N.A.	12/2/2025	USD	367,736	EUR	318,000	528	—
UBS AG	12/2/2025	USD	337,545	EUR	292,000	360	—
Commonwealth Bank of Australia	12/2/2025	USD	62,424	EUR	54,000	68	—
State Street Bank & Trust Co.	12/2/2025	USD	3,691,558	GBP	2,809,531	441	—
HSBC Bank plc	12/2/2025	USD	3,085,412	GBP	2,348,207	375	—
State Street Bank & Trust Co.	11/4/2025	USD	3,022,383	GBP	2,244,911	73,214	—
HSBC Bank plc	11/4/2025	USD	2,801,336	GBP	2,080,476	68,187	—
Toronto-Dominion Bank	11/4/2025	USD	2,652,460	GBP	1,969,911	64,562	—
Toronto-Dominion Bank	12/2/2025	USD	1,832,440	GBP	1,394,612	222	—
Citibank, N.A.	12/2/2025	USD	1,222,789	GBP	930,626	148	—
JPMorgan Chase Bank, N.A.	12/2/2025	USD	889,356	GBP	676,860	108	—
Citibank, N.A.	11/4/2025	USD	816,334	GBP	606,269	19,870	—
JPMorgan Chase Bank, N.A.	11/4/2025	USD	784,510	GBP	582,637	19,092	—
Royal Bank of Canada	11/4/2025	USD	749,497	GBP	556,631	18,243	—
Royal Bank of Canada	12/2/2025	USD	341,404	GBP	260,000	—	(179)
HSBC Bank plc	12/2/2025	USD	140,573	GBP	107,000	—	(1)
Commonwealth Bank of Australia	11/4/2025	USD	9,438	GBP	7,000	242	—
UBS AG	11/4/2025	USD	6,738	GBP	5,000	170	—
HSBC Bank plc	12/2/2025	USD	35,533	HKD	276,000	—	(8)
HSBC Bank plc	11/4/2025	USD	35,503	HKD	276,000	—	(18)
Societe Generale SA	11/4/2025	USD	113,325	HUF	37,755,274	1,139	—
UBS AG	11/4/2025	USD	113,324	HUF	37,755,274	1,139	—
JPMorgan Chase Bank, N.A.	12/2/2025	USD	112,395	HUF	37,755,274	413	—
UBS AG	12/2/2025	USD	112,351	HUF	37,755,274	369	—
Standard Chartered Bank	11/4/2025	USD	585,492	IDR	9,796,009,276	—	(3,672)
Standard Chartered Bank	12/2/2025	USD	489,248	IDR	8,136,151,384	224	—
Deutsche Bank AG	11/4/2025	USD	479,848	IDR	8,026,151,384	—	(2,868)
Citibank, N.A.	12/2/2025	USD	283,764	IDR	4,718,075,692	184	—
Deutsche Bank AG	12/2/2025	USD	244,592	IDR	4,068,075,692	80	—
Deutsche Bank AG	12/2/2025	USD	244,416	IDR	4,068,075,692	—	(96)
Citibank, N.A.	11/4/2025	USD	240,716	IDR	4,013,075,692	—	(644)
Standard Chartered Bank	12/2/2025	USD	97,332	IDR	1,619,572,348	—	(12)
Deutsche Bank AG	11/4/2025	USD	6,040	IDR	100,000,000	28	—
State Street Bank & Trust Co.	11/4/2025	USD	4,780	IDR	79,714,452	—	(12)
Bank of America, N.A.	11/4/2025	USD	4,200	IDR	70,000,000	—	(12)
Wells Fargo Bank N.A.	12/2/2025	USD	231,622	ILS	751,898	882	—
Wells Fargo Bank N.A.	11/4/2025	USD	168,762	ILS	557,417	—	(2,300)
Standard Chartered Bank	11/4/2025	USD	168,742	ILS	557,417	—	(2,319)
JPMorgan Chase Bank, N.A.	12/2/2025	USD	126,771	ILS	410,949	662	—
BNP Paribas	12/2/2025	USD	115,602	ILS	375,949	233	—
BNP Paribas	11/4/2025	USD	112,151	ILS	371,612	—	(1,890)
UBS AG	12/2/2025	USD	9,837	ILS	32,000	17	—
State Street Bank & Trust Co.	11/4/2025	USD	5,319	ILS	17,350	—	(5)
Toronto-Dominion Bank	11/5/2025	USD	4,189,653	JPY	617,049,821	183,666	—
HSBC Bank plc	11/5/2025	USD	3,901,638	JPY	576,952,000	155,974	—
The Bank of New York Mellon Corp.	11/5/2025	USD	2,764,356	JPY	409,310,000	107,050	—
Wells Fargo Bank N.A.	12/2/2025	USD	2,206,406	JPY	338,800,000	793	—
HSBC Bank plc	12/2/2025	USD	2,062,669	JPY	314,600,000	14,600	—
Toronto-Dominion Bank	12/2/2025	USD	1,882,038	JPY	289,174,667	—	(511)
Wells Fargo Bank N.A.	12/2/2025	USD	1,464,094	JPY	224,982,341	—	(557)
Toronto-Dominion Bank	12/2/2025	USD	1,217,586	JPY	185,888,667	7,436	—
Wells Fargo Bank N.A.	11/5/2025	USD	1,155,293	JPY	171,920,000	39,161	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
BNP Paribas	12/2/2025	USD	1,103,944	JPY	169,400,000	1,138	—
The Bank of New York Mellon Corp.	12/2/2025	USD	1,101,877	JPY	169,400,000	—	(930)
The Bank of New York Mellon Corp.	12/2/2025	USD	1,103,834	JPY	167,310,000	14,632	—
JPMorgan Chase Bank, N.A.	11/5/2025	USD	1,108,587	JPY	163,460,000	47,378	—
Standard Chartered Bank	11/5/2025	USD	741,643	JPY	109,140,000	33,089	—
Standard Chartered Bank	12/2/2025	USD	707,899	JPY	108,757,333	—	(120)
Bank of Montreal	12/2/2025	USD	551,655	JPY	84,700,000	252	—
Citibank, N.A.	12/2/2025	USD	550,418	JPY	83,655,000	5,817	—
HSBC Bank plc	12/2/2025	USD	544,100	JPY	83,655,000	—	(500)
Commonwealth Bank of Australia	11/5/2025	USD	554,613	JPY	81,730,000	24,008	—
Deutsche Bank AG	11/5/2025	USD	554,537	JPY	81,730,000	23,933	—
Barclays Bank plc	12/2/2025	USD	518,620	JPY	78,650,000	6,602	—
Royal Bank of Canada	11/5/2025	USD	79,563	JPY	11,710,000	3,539	—
UBS AG	11/5/2025	USD	40,212	JPY	6,100,000	610	—
JPMorgan Chase Bank, N.A.	12/2/2025	USD	39,554	JPY	6,077,000	—	(7)
Canadian Imperial Bank of Commerce	11/5/2025	USD	2,488	JPY	365,000	119	—
State Street Bank & Trust Co.	11/5/2025	USD	2,706,782	KRW	3,788,866,770	52,718	—
State Street Bank & Trust Co.	12/3/2025	USD	1,762,056	KRW	2,522,180,000	—	(5,289)
BNP Paribas	12/3/2025	USD	708,722	KRW	1,008,872,000	1,782	—
HSBC Bank plc	11/5/2025	USD	451,491	KRW	631,477,795	9,147	—
Wells Fargo Bank N.A.	11/5/2025	USD	450,142	KRW	631,477,795	7,798	—
Wells Fargo Bank N.A.	12/3/2025	USD	352,656	KRW	504,438,540	—	(816)
State Street Bank & Trust Co.	12/3/2025	USD	354,612	KRW	504,436,000	1,143	—
Deutsche Bank AG	12/3/2025	USD	353,098	KRW	504,436,000	—	(371)
Deutsche Bank AG	12/3/2025	USD	116,886	KRW	166,334,500	332	—
Deutsche Bank AG	11/5/2025	USD	20,771	KRW	29,466,000	131	—
Toronto-Dominion Bank	12/2/2025	USD	791,887	MXN	14,733,907	1,491	—
State Street Bank & Trust Co.	11/4/2025	USD	395,832	MXN	7,282,285	4,043	—
JPMorgan Chase Bank, N.A.	11/4/2025	USD	375,434	MXN	6,906,965	3,837	—
Toronto-Dominion Bank	11/4/2025	USD	374,306	MXN	6,886,285	3,822	—
State Street Bank & Trust Co.	12/2/2025	USD	340,825	MXN	6,341,629	630	—
Bank of America, N.A.	12/2/2025	USD	31,684	MXN	590,000	34	—
JPMorgan Chase Bank, N.A.	12/2/2025	USD	6,987	MXN	130,000	13	—
BNP Paribas	11/4/2025	USD	780,177	MYR	3,285,840	—	(4,620)
BNP Paribas	12/2/2025	USD	552,046	MYR	2,313,127	—	(708)
Bank of America, N.A.	12/2/2025	USD	264,433	MYR	1,106,485	24	—
Standard Chartered Bank	12/2/2025	USD	263,380	MYR	1,106,485	—	(1,030)
HSBC Bank plc	12/2/2025	USD	262,580	MYR	1,106,485	—	(1,830)
HSBC Bank plc	11/4/2025	USD	261,092	MYR	1,095,280	—	(508)
Bank of America, N.A.	11/4/2025	USD	260,071	MYR	1,095,280	—	(1,528)
Deutsche Bank AG	11/4/2025	USD	33,790	MYR	141,926	—	(108)
BNP Paribas	11/4/2025	USD	206,001	NOK	2,055,000	3,123	—
BNP Paribas	12/2/2025	USD	203,122	NOK	2,055,000	248	—
Wells Fargo Bank N.A.	11/4/2025	USD	34,779	NOK	347,607	461	—
Wells Fargo Bank N.A.	12/2/2025	USD	34,497	NOK	347,607	181	—
Citibank, N.A.	12/2/2025	USD	349,379	NZD	607,958	1,006	—
Citibank, N.A.	11/4/2025	USD	305,792	NZD	527,820	3,694	—
State Street Bank & Trust Co.	12/2/2025	USD	107,889	NZD	188,178	60	—
JPMorgan Chase Bank, N.A.	11/4/2025	USD	106,013	NZD	182,433	1,598	—
JPMorgan Chase Bank, N.A.	12/2/2025	USD	101,872	NZD	177,688	53	—
HSBC Bank plc	11/4/2025	USD	64,824	NZD	111,495	1,010	—
Commonwealth Bank of Australia	11/4/2025	USD	54,322	NZD	93,432	846	—
State Street Bank & Trust Co.	11/4/2025	USD	23,631	NZD	40,645	368	—

Total International Bond II Index Fund
Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Citibank, N.A.	12/3/2025	USD	105,753	PEN	357,907	—	(451)
Wells Fargo Bank N.A.	11/5/2025	USD	97,209	PEN	338,595	—	(3,352)
Wells Fargo Bank N.A.	12/3/2025	USD	95,201	PEN	323,500	—	(794)
Citibank, N.A.	11/5/2025	USD	67,532	PEN	236,000	—	(2,558)
State Street Bank & Trust Co.	11/5/2025	USD	63,469	PEN	220,312	—	(1,962)
State Street Bank & Trust Co.	12/3/2025	USD	40,726	PEN	138,500	—	(373)
Standard Chartered Bank	11/5/2025	USD	7,204	PEN	25,000	—	(220)
Wells Fargo Bank N.A.	12/2/2025	USD	433,503	PLN	1,588,900	3,366	—
Canadian Imperial Bank of Commerce	11/4/2025	USD	396,915	PLN	1,445,400	5,539	—
Wells Fargo Bank N.A.	11/4/2025	USD	266,261	PLN	968,700	3,962	—
Canadian Imperial Bank of Commerce	12/2/2025	USD	216,245	PLN	794,450	1,177	—
Deutsche Bank AG	12/2/2025	USD	215,869	PLN	794,450	801	—
UBS AG	11/4/2025	USD	199,112	PLN	722,700	3,424	—
Standard Chartered Bank	12/2/2025	USD	66,381	PLN	245,000	56	—
Standard Chartered Bank	11/4/2025	USD	65,023	PLN	236,000	1,120	—
State Street Bank & Trust Co.	11/4/2025	USD	13,679	PLN	50,000	140	—
JPMorgan Chase Bank, N.A.	12/2/2025	USD	11,921	PLN	44,000	10	—
Societe Generale SA	11/4/2025	USD	247,587	RON	1,072,719	4,491	—
HSBC Bank plc	12/3/2025	USD	176,928	RON	777,146	1,066	—
JPMorgan Chase Bank, N.A.	12/3/2025	USD	176,611	RON	777,146	751	—
Barclays Bank plc	12/3/2025	USD	88,304	RON	388,573	374	—
JPMorgan Chase Bank, N.A.	11/4/2025	USD	82,583	RON	357,573	1,551	—
Deutsche Bank AG	11/4/2025	USD	13,828	RON	60,000	231	—
State Street Bank & Trust Co.	11/4/2025	USD	9,004	RON	39,000	166	—
State Street Bank & Trust Co.	12/3/2025	USD	7,025	RON	31,000	10	—
Citibank, N.A.	11/4/2025	USD	5,685	RON	25,000	20	—
Toronto-Dominion Bank	12/2/2025	USD	585,219	SEK	5,507,992	4,329	—
Credit Agricole CIB	12/2/2025	USD	585,077	SEK	5,507,992	4,187	—
Toronto-Dominion Bank	11/4/2025	USD	468,501	SEK	4,401,492	5,069	—
Barclays Bank plc	11/4/2025	USD	468,196	SEK	4,401,492	4,764	—
BNP Paribas	11/4/2025	USD	198,829	SEK	1,866,000	2,359	—
HSBC Bank plc	11/4/2025	USD	25,766	SEK	242,000	286	—
Royal Bank of Canada	11/4/2025	USD	11,127	SEK	105,000	71	—
Wells Fargo Bank N.A.	11/4/2025	USD	369,956	SGD	475,851	4,236	—
HSBC Bank plc	11/4/2025	USD	369,912	SGD	475,851	4,192	—
HSBC Bank plc	12/2/2025	USD	366,836	SGD	475,851	340	—
State Street Bank & Trust Co.	12/2/2025	USD	366,638	SGD	475,851	143	—
State Street Bank & Trust Co.	12/2/2025	USD	23,095	SGD	30,000	—	(11)
Standard Chartered Bank	11/4/2025	USD	517,673	THB	16,578,658	4,772	—
Standard Chartered Bank	12/2/2025	USD	264,257	THB	8,527,220	—	(127)
Wells Fargo Bank N.A.	11/4/2025	USD	258,344	THB	8,289,329	1,893	—
JPMorgan Chase Bank, N.A.	11/4/2025	USD	257,457	THB	8,289,329	1,006	—
BNP Paribas	11/4/2025	USD	257,081	THB	8,289,329	631	—
Wells Fargo Bank N.A.	12/2/2025	USD	255,108	THB	8,227,220	24	—
BNP Paribas	12/2/2025	USD	254,713	THB	8,227,220	—	(371)
Wells Fargo Bank N.A.	12/2/2025	USD	252,780	THB	8,227,220	—	(2,304)
JPMorgan Chase Bank, N.A.	12/2/2025	USD	252,458	THB	8,227,220	—	(2,626)
HSBC Bank plc	12/2/2025	USD	33,914	THB	1,095,331	—	(47)
Barclays Bank plc	12/2/2025	USD	18,571	THB	600,000	—	(32)
HSBC Bank plc	11/4/2025	USD	9,342	THB	301,579	12	—
UBS AG	11/4/2025	USD	7,445	THB	240,741	—	(3)
						3,050,243	(311,539)

Total International Bond II Index Fund
At October 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $1,728,346 and cash of $576,350 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Statement of Assets and Liabilities
As of October 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $136,210,677)	130,373,345
Affiliated Issuers (Cost $2,407,429)	2,407,651
Total Investments in Securities	132,780,996
Investment in Vanguard	3,196
Cash	80
Foreign Currency, at Value (Cost $873,361)	866,908
Receivables for Investment Securities Sold	86,351
Receivables for Accrued Income	1,225,783
Receivables for Capital Shares Issued	3,233
Variation Margin Receivable—Futures Contracts	504
Unrealized Appreciation—Over-the-Counter Forward Currency Contracts	3,050,243
Total Assets	138,017,294
Liabilities
Payables for Investment Securities Purchased	3,679,716
Payables for Capital Shares Redeemed	23,728
Payables to Vanguard	4,284
Unrealized Depreciation—Over-the-Counter Forward Currency Contracts	311,539
Total Liabilities	4,019,267
Net Assets	133,998,027
At October 31, 2025, net assets consisted of:

Paid-in Capital	143,282,420
Total Distributable Earnings (Loss)	(9,284,393)
Net Assets	133,998,027

Investor Shares—Net Assets
Applicable to 747,312,888 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,735,763
Net Asset Value Per Share—Investor Shares	$9.01

Institutional Shares—Net Assets
Applicable to 4,757,809,493 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	127,262,264
Net Asset Value Per Share—Institutional Shares	$26.75

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Statement of Operations

Year Ended October 31, 2025
($000)
Investment Income
Income
Interest[1,2]	3,324,491
Total Income	3,324,491
Expenses
The Vanguard Group—Note B
Investment Advisory Services	14,333
Management and Administrative—Investor Shares	7,200
Management and Administrative—Institutional Shares	63,140
Marketing and Distribution—Investor Shares	231
Marketing and Distribution—Institutional Shares	2,986
Custodian Fees	4,128
Auditing Fees	94
Shareholders’ Reports and Proxy Fees—Investor Shares	60
Shareholders’ Reports and Proxy Fees—Institutional Shares	682
Trustees’ Fees and Expenses	69
Other Expenses	52
Total Expenses	92,975
Net Investment Income	3,231,516
Realized Net Gain (Loss)
Investment Securities Sold[1]	(1,683,192)
Futures Contracts	(6,492)
Swap Contracts	—
Forward Currency Contracts	(2,411,859)
Foreign Currencies	1,763,810
Realized Net Gain (Loss)	(2,337,733)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	6,237,105
Futures Contracts	1,780
Forward Currency Contracts	(1,401,916)
Foreign Currencies	(245,392)
Change in Unrealized Appreciation (Depreciation)	4,591,577
Net Increase (Decrease) in Net Assets Resulting from Operations	5,485,360
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $90,440, ($74), and $182, respectively. Purchases and sales are for temporary cash investment purposes.
2	Interest is net of foreign withholding taxes of $9,587.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,231,516	2,587,530
Realized Net Gain (Loss)	(2,337,733)	(6,032,116)
Change in Unrealized Appreciation (Depreciation)	4,591,577	13,469,213
Net Increase (Decrease) in Net Assets Resulting from Operations	5,485,360	10,024,627
Distributions
Investor Shares	(296,399)	(296,488)
Institutional Shares	(5,414,762)	(4,879,865)
Total Distributions	(5,711,161)	(5,176,353)
Capital Share Transactions
Investor Shares	74,645	305,767
Institutional Shares	10,293,570	18,876,069
Net Increase (Decrease) from Capital Share Transactions	10,368,215	19,181,836
Total Increase (Decrease)	10,142,414	24,030,110
Net Assets
Beginning of Period	123,855,613	99,825,503
End of Period	133,998,027	123,855,613

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	February 26, 2021[1] to October 31, 2021	Year Ended October 31,
		2025	2024	2023	2022
Net Asset Value, Beginning of Period	$9.03	$8.64	$8.64	$9.95	$10.00
Investment Operations
Net Investment Income[2]	.222	.196	.141	.071	.023
Net Realized and Unrealized Gain (Loss) on Investments	.159	.610	(.001)	(1.288)	(.051)
Total from Investment Operations	.381	.806	.140	(1.217)	(.028)
Distributions
Dividends from Net Investment Income	(.401)	(.416)	(.140)	(.093)	(.022)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.401)	(.416)	(.140)	(.093)	(.022)
Net Asset Value, End of Period	$9.01	$9.03	$8.64	$8.64	$9.95
Total Return[3]	4.34%	9.45%	1.61%	-12.30%	-0.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,736	$6,677	$6,088	$6,048	$1,326
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%[4]	0.13%[4]	0.13%[4]	0.13%[5]
Ratio of Net Investment Income to Average Net Assets	2.48%	2.19%	1.60%	0.77%	0.34%[5]
Portfolio Turnover Rate	25%	25%	26%	28%[6]	19%[6]
1	Inception.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.13%.
5	Annualized.
6	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	February17, 2021[1] to October 31, 2021	Year Ended October 31,
		2025	2024	2023	2022
Net Asset Value, Beginning of Period	$26.81	$25.64	$25.65	$29.53	$30.00
Investment Operations
Net Investment Income[2]	.675	.599	.435	.218	.080
Net Realized and Unrealized Gain (Loss) on Investments	.470	1.822	(.013)	(3.810)	(.472)
Total from Investment Operations	1.145	2.421	.422	(3.592)	(.392)
Distributions
Dividends from Net Investment Income	(1.205)	(1.251)	(.432)	(.288)	(.078)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.205)	(1.251)	(.432)	(.288)	(.078)
Net Asset Value, End of Period	$26.75	$26.81	$25.64	$25.65	$29.53
Total Return	4.40%	9.57%	1.63%	-12.24%	-1.31%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$127,262	$117,178	$93,738	$83,432	$39,147
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%[3]	0.07%[3]	0.07%[4]
Ratio of Net Investment Income to Average Net Assets	2.55%	2.26%	1.67%	0.80%	0.38%[4]
Portfolio Turnover Rate	25%	25%	26%	28%[5]	19%[5]
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond II Index Fund
Notes to Financial Statements
Vanguard Total International Bond II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as an investment vehicle for Vanguard funds of funds as well as certain similar trusts and accounts ("eligible investors"). The fund is not available to other investors. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, fixed income benchmark curves, foreign exchange rates, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2025, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund enters into centrally cleared non-deliverable forward currency contracts to achieve the same objective specified with respect to the equivalent over-the-counter forward currency contracts; rather than physical delivery of the two currencies at maturity, a net cash settlement is made by one party to the other in accordance with contract terms. Additionally, there is less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, rehypothecated or (under master netting agreements) resold. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Total International Bond II Index Fund
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended October 31, 2025, the fund’s average investment in forward currency contracts represented 158% of net assets, based on the average of the net amounts of notional exposure.
5. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended October 31, 2025, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 0% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open credit default swap contracts at October 31, 2025.
The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded and centrally cleared derivatives are listed separately.
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Derivatives Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	677	(1,540)	(863)	979	—	—
Bank of Montreal	14,929	(257)	14,672	—	9,343	5,329
Barclays Bank plc	12,301	(7,030)	5,271	—	1,637	3,634
BNP Paribas	25,769	(10,242)	15,527	—	10,799	4,728

Total International Bond II Index Fund
	Assets Reflected in Statement of Assets and Liabilities[1] ($000)	Liabilities Reflected in Statement of Assets and Liabilities[1] ($000)	Net Amount Receivable (Payable) ($000)	Amounts Not Offset in the Statement of Assets and Liabilities		Net Exposure[3] (Not Less Than $0) ($000)
				Collateral Pledged[2] ($000)	Collateral Received[2] ($000)
Canadian Imperial Bank of Commerce	134,717	(25,904)	108,813	—	—	108,813
Citibank, N.A.	64,933	(10,694)	54,239	—	46,081	8,158
Commonwealth Bank of Australia	106,237	(12)	106,225	—	95,223	11,002
Credit Agricole CIB	59,428	(9,837)	49,591	—	41,792	7,799
Deutsche Bank AG	26,875	(4,627)	22,248	—	22,962	—
HSBC Bank plc	331,708	(46,041)	285,667	—	280,421	5,246
JPMorgan Chase Bank, N.A.	153,609	(3,399)	150,210	—	139,685	10,525
Royal Bank of Canada	121,301	(190)	121,111	—	99,418	21,693
Societe Generale SA	202,718	(39,027)	163,691	—	132,797	30,894
Standard Chartered Bank	128,641	(25,562)	103,079	—	93,914	9,165
State Street Bank & Trust Co.	607,926	(9,915)	598,011	—	492,370	105,641
The Bank of New York Mellon Corp.	175,843	(34,960)	140,883	—	138,814	2,069
Toronto-Dominion Bank	643,090	(40,186)	602,904	—	528,422	74,482
UBS AG	37,529	(2,125)	35,404	—	28,391	7,013
Wells Fargo Bank N.A.	202,012	(39,991)	162,021	—	142,627	19,394
Exchange-Traded Futures Contracts	504	—	504	5,915	—	—
Total	3,050,747	(311,539)	2,739,208	6,894	2,304,696	435,585
1  Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
2  Securities or other assets pledged as collateral are noted in the Schedule of Investments and Statement of Assets and Liabilities, which may include amounts not subject to offsetting. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Schedule of Investments.
3  Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties are not required to exchange collateral if amount is below a specified minimum transfer amount.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for the open federal and state income tax year, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and

Total International Bond II Index Fund
distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2025, the fund had contributed to Vanguard capital in the amount of $3,196,000, representing less than 0.01% of the fund’s net assets and 1.28% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	939	—	939
Corporate Bonds	—	28,068,250	—	28,068,250
Sovereign Bonds	—	102,304,156	—	102,304,156
Temporary Cash Investments	2,407,651	—	—	2,407,651
Total	2,407,651	130,373,345	—	132,780,996
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,306	—	—	1,306
Forward Currency Contracts	—	3,050,243	—	3,050,243
Total	1,306	3,050,243	—	3,051,549
Liabilities
Futures Contracts[1]	(77)	—	—	(77)
Forward Currency Contracts	—	(311,539)	—	(311,539)
Total	(77)	(311,539)	—	(311,616)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	At October 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	1,306	—	1,306
Unrealized Appreciation—Forward Currency Contracts	—	3,050,243	3,050,243
Total Assets	1,306	3,050,243	3,051,549

Unrealized Depreciation—Futures Contracts[1]	(77)	—	(77)
Unrealized Depreciation—Forward Currency Contracts	—	(311,539)	(311,539)
Total Liabilities	(77)	(311,539)	(311,616)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Total International Bond II Index Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(6,492)	—	(6,492)
Swap Contracts	—	—	—
Forward Currency Contracts	—	(2,411,859)	(2,411,859)
Realized Net Gain (Loss) on Derivatives	(6,492)	(2,411,859)	(2,418,351)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	1,780	—	1,780
Forward Currency Contracts	—	(1,401,916)	(1,401,916)
Change in Unrealized Appreciation (Depreciation) on Derivatives	1,780	(1,401,916)	(1,400,136)
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	2,186,426
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(6,147,063)
Capital Loss Carryforwards	(5,323,756)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(9,284,393)
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	5,711,161	5,176,353
Long-Term Capital Gains	—	—
Total	5,711,161	5,176,353
*	Includes short-term capital gains, if any.
As of October 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	138,812,436
Gross Unrealized Appreciation	5,534,683
Gross Unrealized Depreciation	(11,566,123)
Net Unrealized Appreciation (Depreciation)	(6,031,440)
F.	During the year ended October 31, 2025, the fund purchased $36,084,376,000 of investment securities and sold $31,319,547,000 of investment securities, other than temporary cash investments.

Total International Bond II Index Fund
G.	Capital share transactions for each class of shares were:

	Year Ended October 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	197,421	22,081	225,325	25,394
Issued in Lieu of Cash Distributions	296,399	33,236	296,486	33,137
Redeemed	(419,175)	(47,069)	(216,044)	(24,161)
Net Increase (Decrease)—Investor Shares	74,645	8,248	305,767	34,370
Institutional Shares
Issued	13,588,305	511,638	16,390,674	620,858
Issued in Lieu of Cash Distributions	5,414,762	204,550	4,879,865	183,805
Redeemed	(8,709,497)	(328,889)	(2,394,470)	(90,361)
Net Increase (Decrease)—Institutional Shares	10,293,570	387,299	18,876,069	714,302
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Charlotte Funds and Shareholders of Vanguard Total International Bond II Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total International Bond II Index Fund (one of the funds constituting Vanguard Charlotte Funds, referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 19, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates for the fiscal year $51,779,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund designates to shareholders foreign source income of $3,243,095,000 and foreign taxes paid of $10,349,000 , or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Q44380 122025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Not applicable.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: December 23, 2025

VANGUARD CHARLOTTE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 23, 2025

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney  filed on December 19, 2025 (see File Number 33-49023), Incorporated by Reference.